UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05201

Thornburg Investment Trust

(Exact name of registrant as specified in charter)

c/o Thornburg Investment Management, Inc.

2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Address of principal executive offices) (Zip code)

Garrett Thornburg, 2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Name and address of agent for service)

Registrant’s telephone number, including area code: 505-984-0200

Date of fiscal year end: September 30, 2025

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders

(a)       The following are the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Thornburg Global Opportunities Fund Tailored Shareholder Report

Thornburg Global Opportunities Fund CLASS: A TICKER: THOAX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A shares outperformed the MSCI All Country World Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down at period end. Stock selection was the primary contributor to Fund performance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations also contributed positively to relative performance. The Fund’s cash and currency forward allocations were additive to relative performance. During the period, the Fund’s overweight allocations to, and stock selection in, communication services and France helped relative performance. The Fund’s overweight allocations to, and security selection in, materials and Hong Kong detracted from relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65.00	1.29%

Thornburg Global Opportunities Fund Tailored Shareholder Report	3/31/25 TH6297

Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class A (with sales charge)	6.52%	17.40%	7.36%
Global Opportunities Fund Class A (without sales charge)	11.54%	18.49%	7.86%
MSCI All Country World Net Total Return USD Index	7.15%	15.18%	8.84%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$1,271.8M
Number of Holdings	38
Portfolio Turnover	4.57%
Total Advisory Fee	$5.0M

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.6
Mid Cap ($2.5-12 B)	15.0
Large Cap (>$12 B)	82.4

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Global Opportunities Fund Tailored Shareholder Report

Thornburg Global Opportunities Fund CLASS: C TICKER: THOCX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class C Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C shares outperformed the MSCI All Country World Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down at period end. Stock selection was the primary contributor to Fund performance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations also contributed positively to relative performance. The Fund’s cash and currency forward allocations were additive to relative performance. During the period, the Fund’s overweight allocations to, and stock selection in, communication services and France helped relative performance. The Fund’s overweight allocations to, and security selection in, materials and Hong Kong detracted from relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$109.00	2.17%

Thornburg Global Opportunities Fund Tailored Shareholder Report	3/31/25 TH6298

Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class C (with sales charge)	9.60%	17.56%	7.03%
Global Opportunities Fund Class C (without sales charge)	10.60%	17.56%	7.03%
MSCI All Country World Net Total Return USD Index	7.15%	15.18%	8.84%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$1,271.8M
Number of Holdings	38
Portfolio Turnover	4.57%
Total Advisory Fee	$5.0M

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.6
Mid Cap ($2.5-12 B)	15.0
Large Cap (>$12 B)	82.4

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Global Opportunities Fund Tailored Shareholder Report

Thornburg Global Opportunities Fund CLASS: I TICKER: THOIX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares outperformed the MSCI All Country World Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down at period end. Stock selection was the primary contributor to Fund performance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations also contributed positively to relative performance. The Fund’s cash and currency forward allocations were additive to relative performance. During the period, the Fund’s overweight allocations to, and stock selection in, communication services and France helped relative performance. The Fund’s overweight allocations to, and security selection in, materials and Hong Kong detracted from relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50.00	0.99%

Thornburg Global Opportunities Fund Tailored Shareholder Report	3/31/25 TH6299

Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class I	11.88%	18.85%	8.20%
MSCI All Country World Net Total Return USD Index	7.15%	15.18%	8.84%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$1,271.8M
Number of Holdings	38
Portfolio Turnover	4.57%
Total Advisory Fee	$5.0M

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.6
Mid Cap ($2.5-12 B)	15.0
Large Cap (>$12 B)	82.4

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Global Opportunities Fund Tailored Shareholder Report

Thornburg Global Opportunities Fund CLASS: R3 TICKER: THORX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class R3 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R3 shares outperformed the MSCI All Country World Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down at period end. Stock selection was the primary contributor to Fund performance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations also contributed positively to relative performance. The Fund’s cash and currency forward allocations were additive to relative performance. During the period, the Fund’s overweight allocations to, and stock selection in, communication services and France helped relative performance. The Fund’s overweight allocations to, and security selection in, materials and Hong Kong detracted from relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THORX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$76.00	1.50%

Thornburg Global Opportunities Fund Tailored Shareholder Report	3/31/25 TH6300

Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class R3	11.35%	18.28%	7.66%
MSCI All Country World Net Total Return USD Index	7.15%	15.18%	8.84%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$1,271.8M
Number of Holdings	38
Portfolio Turnover	4.57%
Total Advisory Fee	$5.0M

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.6
Mid Cap ($2.5-12 B)	15.0
Large Cap (>$12 B)	82.4

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Global Opportunities Fund Tailored Shareholder Report

Thornburg Global Opportunities Fund CLASS: R4 TICKER: THOVX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class R4 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R4 shares outperformed the MSCI All Country World Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down at period end. Stock selection was the primary contributor to Fund performance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations also contributed positively to relative performance. The Fund’s cash and currency forward allocations were additive to relative performance. During the period, the Fund’s overweight allocations to, and stock selection in, communication services and France helped relative performance. The Fund’s overweight allocations to, and security selection in, materials and Hong Kong detracted from relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOVX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$71.00	1.40%

Thornburg Global Opportunities Fund Tailored Shareholder Report	3/31/25 TH6301

Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class R4	11.44%	18.37%	7.76%
MSCI All Country World Net Total Return USD Index	7.15%	15.18%	8.84%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$1,271.8M
Number of Holdings	38
Portfolio Turnover	4.57%
Total Advisory Fee	$5.0M

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.6
Mid Cap ($2.5-12 B)	15.0
Large Cap (>$12 B)	82.4

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Global Opportunities Fund Tailored Shareholder Report

Thornburg Global Opportunities Fund CLASS: R5 TICKER: THOFX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class R5 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R5 shares outperformed the MSCI All Country World Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down at period end. Stock selection was the primary contributor to Fund performance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations also contributed positively to relative performance. The Fund’s cash and currency forward allocations were additive to relative performance. During the period, the Fund’s overweight allocations to, and stock selection in, communication services and France helped relative performance. The Fund’s overweight allocations to, and security selection in, materials and Hong Kong detracted from relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$50.00	0.99%

Thornburg Global Opportunities Fund Tailored Shareholder Report	3/31/25 TH6302

Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class R5	11.87%	18.85%	8.19%
MSCI All Country World Net Total Return USD Index	7.15%	15.18%	8.84%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$1,271.8M
Number of Holdings	38
Portfolio Turnover	4.57%
Total Advisory Fee	$5.0M

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.6
Mid Cap ($2.5-12 B)	15.0
Large Cap (>$12 B)	82.4

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Global Opportunities Fund Tailored Shareholder Report

Thornburg Global Opportunities Fund CLASS: R6 TICKER: THOGX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class R6 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R6 shares outperformed the MSCI All Country World Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down at period end. Stock selection was the primary contributor to Fund performance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations also contributed positively to relative performance. The Fund’s cash and currency forward allocations were additive to relative performance. During the period, the Fund’s overweight allocations to, and stock selection in, communication services and France helped relative performance. The Fund’s overweight allocations to, and security selection in, materials and Hong Kong detracted from relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$43.00	0.85%

Thornburg Global Opportunities Fund Tailored Shareholder Report	3/31/25 TH6303

Annual Performance	1 Year	5 Year
Global Opportunities Fund Class R6	12.00%	19.01%
MSCI All Country World Net Total Return USD Index	7.15%	15.18%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$1,271.8M
Number of Holdings	38
Portfolio Turnover	4.57%
Total Advisory Fee	$5.0M

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.6
Mid Cap ($2.5-12 B)	15.0
Large Cap (>$12 B)	82.4

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Equity Fund Tailored Shareholder Report

Thornburg International Equity Fund CLASS: A TICKER: TGVAX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg International Equity Fund Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of presidential administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets, pushing global equity prices down, which detracted from Fund performance. Stock selection was the primary driver of the Fund’s outperformance relative to the Index, consistent with the Fund’s bottom-up investment approach. The Fund’s geographic allocation was modestly additive to performance while sector allocation detracted from relative performance. The Fund’s currency effect contributed to performance. During the period, stock selection in industrials and the Eurozone boosted the Fund’s relative performance versus the Index. Stock selection in consumer staples and allocation and selection effects in China detracted from relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/TGVAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58.00	1.16%

Thornburg International Equity Fund Tailored Shareholder Report	3/31/25 TH6284

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class A (with sales charge)	8.42%	12.83%	6.17%
International Equity Fund Class A (without sales charge)	13.54%	13.87%	6.66%
MSCI All Country World ex USA Net Total Return USD Index	6.09%	10.92%	4.98%
MSCI EAFE Net Total Return USD Index	4.88%	11.77%	5.40%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$3,091.5M
Number of Holdings	52
Portfolio Turnover	13.50%
Total Advisory Fee	$9.5M

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	4.8
Large Cap (>$12 B)	95.3

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Equity Fund Tailored Shareholder Report

Thornburg International Equity Fund CLASS: C TICKER: THGCX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg International Equity Fund Class C Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of presidential administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets, pushing global equity prices down, which detracted from Fund performance. Stock selection was the primary driver of the Fund’s outperformance relative to the Index, consistent with the Fund’s bottom-up investment approach. The Fund’s geographic allocation was modestly additive to performance while sector allocation detracted from relative performance. The Fund’s currency effect contributed to performance. During the period, stock selection in industrials and the Eurozone boosted the Fund’s relative performance versus the Index. Stock selection in consumer staples and allocation and selection effects in China detracted from relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/THGCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104.00	2.07%

Thornburg International Equity Fund Tailored Shareholder Report	3/31/25 TH6285

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class C (with sales charge)	11.52%	12.98%	5.85%
International Equity Fund Class C (without sales charge)	12.52%	12.98%	5.85%
MSCI All Country World ex USA Net Total Return USD Index	6.09%	10.92%	4.98%
MSCI EAFE Net Total Return USD Index	4.88%	11.77%	5.40%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$3,091.5M
Number of Holdings	52
Portfolio Turnover	13.50%
Total Advisory Fee	$9.5M

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	4.8
Large Cap (>$12 B)	95.3

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Equity Fund Tailored Shareholder Report

Thornburg International Equity Fund CLASS: I TICKER: TGVIX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg International Equity Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of presidential administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets, pushing global equity prices down, which detracted from Fund performance. Stock selection was the primary driver of the Fund’s outperformance relative to the Index, consistent with the Fund’s bottom-up investment approach. The Fund’s geographic allocation was modestly additive to performance while sector allocation detracted from relative performance. The Fund’s currency effect contributed to performance. During the period, stock selection in industrials and the Eurozone boosted the Fund’s relative performance versus the Index. Stock selection in consumer staples and allocation and selection effects in China detracted from relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/TGVIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43.00	0.87%

Thornburg International Equity Fund Tailored Shareholder Report	3/31/25 TH6286

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class I	13.84%	14.22%	7.01%
MSCI All Country World ex USA Net Total Return USD Index	6.09%	10.92%	4.98%
MSCI EAFE Net Total Return USD Index	4.88%	11.77%	5.40%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$3,091.5M
Number of Holdings	52
Portfolio Turnover	13.50%
Total Advisory Fee	$9.5M

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	4.8
Large Cap (>$12 B)	95.3

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Equity Fund Tailored Shareholder Report

Thornburg International Equity Fund CLASS: R3 TICKER: TGVRX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg International Equity Fund Class R3 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R3 shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of presidential administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets, pushing global equity prices down, which detracted from Fund performance. Stock selection was the primary driver of the Fund’s outperformance relative to the Index, consistent with the Fund’s bottom-up investment approach. The Fund’s geographic allocation was modestly additive to performance while sector allocation detracted from relative performance. The Fund’s currency effect contributed to performance. During the period, stock selection in industrials and the Eurozone boosted the Fund’s relative performance versus the Index. Stock selection in consumer staples and allocation and selection effects in China detracted from relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/TGVRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$68.00	1.36%

Thornburg International Equity Fund Tailored Shareholder Report	3/31/25 TH6287

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class R3	13.31%	13.66%	6.47%
MSCI All Country World ex USA Net Total Return USD Index	6.09%	10.92%	4.98%
MSCI EAFE Net Total Return USD Index	4.88%	11.77%	5.40%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$3,091.5M
Number of Holdings	52
Portfolio Turnover	13.50%
Total Advisory Fee	$9.5M

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	4.8
Large Cap (>$12 B)	95.3

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Equity Fund Tailored Shareholder Report

Thornburg International Equity Fund CLASS: R4 TICKER: THVRX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg International Equity Fund Class R4 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R4 shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of presidential administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets, pushing global equity prices down, which detracted from Fund performance. Stock selection was the primary driver of the Fund’s outperformance relative to the Index, consistent with the Fund’s bottom-up investment approach. The Fund’s geographic allocation was modestly additive to performance while sector allocation detracted from relative performance. The Fund’s currency effect contributed to performance. During the period, stock selection in industrials and the Eurozone boosted the Fund’s relative performance versus the Index. Stock selection in consumer staples and allocation and selection effects in China detracted from relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/THVRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$58.00	1.16%

Thornburg International Equity Fund Tailored Shareholder Report	3/31/25 TH6288

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class R4	13.52%	13.89%	6.68%
MSCI All Country World ex USA Net Total Return USD Index	6.09%	10.92%	4.98%
MSCI EAFE Net Total Return USD Index	4.88%	11.77%	5.40%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$3,091.5M
Number of Holdings	52
Portfolio Turnover	13.50%
Total Advisory Fee	$9.5M

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	4.8
Large Cap (>$12 B)	95.3

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Equity Fund Tailored Shareholder Report

Thornburg International Equity Fund CLASS: R5 TICKER: TIVRX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg International Equity Fund Class R5 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R5 shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of presidential administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets, pushing global equity prices down, which detracted from Fund performance. Stock selection was the primary driver of the Fund’s outperformance relative to the Index, consistent with the Fund’s bottom-up investment approach. The Fund’s geographic allocation was modestly additive to performance while sector allocation detracted from relative performance. The Fund’s currency effect contributed to performance. During the period, stock selection in industrials and the Eurozone boosted the Fund’s relative performance versus the Index. Stock selection in consumer staples and allocation and selection effects in China detracted from relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/TIVRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$45.00	0.90%

Thornburg International Equity Fund Tailored Shareholder Report	3/31/25 TH6289

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class R5	13.83%	14.18%	6.96%
MSCI All Country World ex USA Net Total Return USD Index	6.09%	10.92%	4.98%
MSCI EAFE Net Total Return USD Index	4.88%	11.77%	5.40%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$3,091.5M
Number of Holdings	52
Portfolio Turnover	13.50%
Total Advisory Fee	$9.5M

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	4.8
Large Cap (>$12 B)	95.3

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Equity Fund Tailored Shareholder Report

Thornburg International Equity Fund CLASS: R6 TICKER: TGIRX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg International Equity Fund Class R6 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R6 shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of presidential administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets, pushing global equity prices down, which detracted from Fund performance. Stock selection was the primary driver of the Fund’s outperformance relative to the Index, consistent with the Fund’s bottom-up investment approach. The Fund’s geographic allocation was modestly additive to performance while sector allocation detracted from relative performance. The Fund’s currency effect contributed to performance. During the period, stock selection in industrials and the Eurozone boosted the Fund’s relative performance versus the Index. Stock selection in consumer staples and allocation and selection effects in China detracted from relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/TGIRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$35.00	0.70%

Thornburg International Equity Fund Tailored Shareholder Report	3/31/25 TH6290

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class R6	14.08%	14.42%	7.18%
MSCI All Country World ex USA Net Total Return USD Index	6.09%	10.92%	4.98%
MSCI EAFE Net Total Return USD Index	4.88%	11.77%	5.40%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$3,091.5M
Number of Holdings	52
Portfolio Turnover	13.50%
Total Advisory Fee	$9.5M

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	4.8
Large Cap (>$12 B)	95.3

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Better World International Fund Tailored Shareholder Report

Thornburg Better World International Fund CLASS: A TICKER: TBWAX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Better World International Fund Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A shares underperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of presidential administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets, pushing global equity prices down at period end. Stock selection detracted from Fund performance relative to the Index over the period, most notably in industrials and information technology. Despite dampening absolute Fund performance, stock selection in utilities and materials contributed to relative performance. From a geographic perspective, underweight allocations to, and stock selection in, Australia and India contributed to the Fund’s relative performance versus the Index. Underweight positioning and stock selection in China and Canada were the largest detractors to relative performance. Currency effects on the Fund’s absolute performance were positive during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fbwi/TBWAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71.00	1.44%

Thornburg Better World International Fund Tailored Shareholder Report	3/31/25 TH6316

Annual Performance	1 Year	5 Year
Better World International Fund Class A (with sales charge)	1.24%	12.76%
Better World International Fund Class A (without sales charge)	5.99%	13.81%
MSCI All Country World ex USA Net Total Return USD Index	6.09%	10.92%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$472.7M
Number of Holdings	52
Portfolio Turnover	21.32%
Total Advisory Fee	$2.1M

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.6
Mid Cap ($2.5-12 B)	12.5
Large Cap (>$12 B)	84.9

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Better World International Fund Tailored Shareholder Report

Thornburg Better World International Fund CLASS: C TICKER: TBWCX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Better World International Fund Class C Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C shares underperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of presidential administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets, pushing global equity prices down at period end. Stock selection detracted from Fund performance relative to the Index over the period, most notably in industrials and information technology. Despite dampening absolute Fund performance, stock selection in utilities and materials contributed to relative performance. From a geographic perspective, underweight allocations to, and stock selection in, Australia and India contributed to the Fund’s relative performance versus the Index. Underweight positioning and stock selection in China and Canada were the largest detractors to relative performance. Currency effects on the Fund’s absolute performance were positive during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fbwi/TBWCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$107.00	2.19%

Thornburg Better World International Fund Tailored Shareholder Report	3/31/25 TH6317

Annual Performance	1 Year	5 Year
Better World International Fund Class C (with sales charge)	4.19%	12.98%
Better World International Fund Class C (without sales charge)	5.19%	12.98%
MSCI All Country World ex USA Net Total Return USD Index	6.09%	10.92%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$472.7M
Number of Holdings	52
Portfolio Turnover	21.32%
Total Advisory Fee	$2.1M

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.6
Mid Cap ($2.5-12 B)	12.5
Large Cap (>$12 B)	84.9

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Better World International Fund Tailored Shareholder Report

Thornburg Better World International Fund CLASS: I TICKER: TBWIX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Better World International Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of presidential administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets, pushing global equity prices down at period end. Stock selection detracted from Fund performance relative to the Index over the period, most notably in industrials and information technology. Despite dampening absolute Fund performance, stock selection in utilities and materials contributed to relative performance. From a geographic perspective, underweight allocations to, and stock selection in, Australia and India contributed to the Fund’s relative performance versus the Index. Underweight positioning and stock selection in China and Canada were the largest detractors to relative performance. Currency effects on the Fund’s absolute performance were positive during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fbwi/TBWIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44.00	0.90%

Thornburg Better World International Fund Tailored Shareholder Report	3/31/25 TH6318

Annual Performance	1 Year	5 Year
Better World International Fund Class I	6.57%	14.45%
MSCI All Country World ex USA Net Total Return USD Index	6.09%	10.92%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$472.7M
Number of Holdings	52
Portfolio Turnover	21.32%
Total Advisory Fee	$2.1M

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.6
Mid Cap ($2.5-12 B)	12.5
Large Cap (>$12 B)	84.9

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Growth Fund Tailored Shareholder Report

Thornburg International Growth Fund CLASS: A TICKER: TIGAX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg International Growth Fund Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A shares underperformed the MSCI All Country World ex USA Growth Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down. Growth companies were down for the period driven by information technology companies’ lower valuations, particularly artificial intelligence and semiconductors, which detracted from Fund performance. The Fund’s underperformance relative to the Index for the period was primarily driven by stock selection. Geographic allocations detracted from relative performance of the Fund versus the Index, while sector allocations were flat. The Fund’s currency effect was additive to relative performance. During the period, the Fund’s overweight allocations to, and stock selection in, communication services and Singapore were positive contributors, while stock selection in information technology and overweight allocation to the U.S., a zero weight in the Index, detracted from relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TIGAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI All Country World ex USA Net Total Return USD Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the MSCI All Country World ex USA Growth Net Total Return USD Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65.00	1.37%

Thornburg International Growth Fund Tailored Shareholder Report	3/31/25 TH6304

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class A (with sales charge)	-11.88%	4.64%	3.76%
International Growth Fund Class A (without sales charge)	-7.74%	5.61%	4.24%
MSCI All Country World ex USA Growth Net Total Return USD Index	1.15%	8.11%	5.06%
MSCI All Country World ex USA Net Total Return USD Index	6.09%	10.92%	4.98%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$690.2M
Number of Holdings	43
Portfolio Turnover	14.61%
Total Advisory Fee	$3.2M

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.1
Mid Cap ($2.5-12 B)	12.1
Large Cap (>$12 B)	85.8

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Growth Fund Tailored Shareholder Report

Thornburg International Growth Fund CLASS: C TICKER: TIGCX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg International Growth Fund Class C Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C shares underperformed the MSCI All Country World ex USA Growth Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down. Growth companies were down for the period driven by information technology companies’ lower valuations, particularly artificial intelligence and semiconductors, which detracted from Fund performance. The Fund’s underperformance relative to the Index for the period was primarily driven by stock selection. Geographic allocations detracted from relative performance of the Fund versus the Index, while sector allocations were flat. The Fund’s currency effect was additive to relative performance. During the period, the Fund’s overweight allocations to, and stock selection in, communication services and Singapore were positive contributors, while stock selection in information technology and overweight allocation to the U.S., a zero weight in the Index, detracted from relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TIGCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI All Country World ex USA Net Total Return USD Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the MSCI All Country World ex USA Growth Net Total Return USD Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$112.00	2.38%

Thornburg International Growth Fund Tailored Shareholder Report	3/31/25 TH6305

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class C (with sales charge)	-9.52%	4.67%	3.38%
International Growth Fund Class C (without sales charge)	-8.68%	4.67%	3.38%
MSCI All Country World ex USA Growth Net Total Return USD Index	1.15%	8.11%	5.06%
MSCI All Country World ex USA Net Total Return USD Index	6.09%	10.92%	4.98%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$690.2M
Number of Holdings	43
Portfolio Turnover	14.61%
Total Advisory Fee	$3.2M

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.1
Mid Cap ($2.5-12 B)	12.1
Large Cap (>$12 B)	85.8

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Growth Fund Tailored Shareholder Report

Thornburg International Growth Fund CLASS: I TICKER: TINGX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg International Growth Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares underperformed the MSCI All Country World ex USA Growth Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down. Growth companies were down for the period driven by information technology companies’ lower valuations, particularly artificial intelligence and semiconductors, which detracted from Fund performance. The Fund’s underperformance relative to the Index for the period was primarily driven by stock selection. Geographic allocations detracted from relative performance of the Fund versus the Index, while sector allocations were flat. The Fund’s currency effect was additive to relative performance. During the period, the Fund’s overweight allocations to, and stock selection in, communication services and Singapore were positive contributors, while stock selection in information technology and overweight allocation to the U.S., a zero weight in the Index, detracted from relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TINGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI All Country World ex USA Net Total Return USD Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the MSCI All Country World ex USA Growth Net Total Return USD Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47.00	0.99%

Thornburg International Growth Fund Tailored Shareholder Report	3/31/25 TH6306

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class I	-7.39%	5.98%	4.62%
MSCI All Country World ex USA Growth Net Total Return USD Index	1.15%	8.11%	5.06%
MSCI All Country World ex USA Net Total Return USD Index	6.09%	10.92%	4.98%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$690.2M
Number of Holdings	43
Portfolio Turnover	14.61%
Total Advisory Fee	$3.2M

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.1
Mid Cap ($2.5-12 B)	12.1
Large Cap (>$12 B)	85.8

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Growth Fund Tailored Shareholder Report

Thornburg International Growth Fund CLASS: R3 TICKER: TIGVX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg International Growth Fund Class R3 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R3 shares underperformed the MSCI All Country World ex USA Growth Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down. Growth companies were down for the period driven by information technology companies’ lower valuations, particularly artificial intelligence and semiconductors, which detracted from Fund performance. The Fund’s underperformance relative to the Index for the period was primarily driven by stock selection. Geographic allocations detracted from relative performance of the Fund versus the Index, while sector allocations were flat. The Fund’s currency effect was additive to relative performance. During the period, the Fund’s overweight allocations to, and stock selection in, communication services and Singapore were positive contributors, while stock selection in information technology and overweight allocation to the U.S., a zero weight in the Index, detracted from relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TIGVX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI All Country World ex USA Net Total Return USD Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the MSCI All Country World ex USA Growth Net Total Return USD Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$71.00	1.50%

Thornburg International Growth Fund Tailored Shareholder Report	3/31/25 TH6307

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class R3	-7.86%	5.46%	4.09%
MSCI All Country World ex USA Growth Net Total Return USD Index	1.15%	8.11%	5.06%
MSCI All Country World ex USA Net Total Return USD Index	6.09%	10.92%	4.98%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$690.2M
Number of Holdings	43
Portfolio Turnover	14.61%
Total Advisory Fee	$3.2M

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.1
Mid Cap ($2.5-12 B)	12.1
Large Cap (>$12 B)	85.8

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Growth Fund Tailored Shareholder Report

Thornburg International Growth Fund CLASS: R4 TICKER: TINVX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg International Growth Fund Class R4 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R4 shares underperformed the MSCI All Country World ex USA Growth Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down. Growth companies were down for the period driven by information technology companies’ lower valuations, particularly artificial intelligence and semiconductors, which detracted from Fund performance. The Fund’s underperformance relative to the Index for the period was primarily driven by stock selection. Geographic allocations detracted from relative performance of the Fund versus the Index, while sector allocations were flat. The Fund’s currency effect was additive to relative performance. During the period, the Fund’s overweight allocations to, and stock selection in, communication services and Singapore were positive contributors, while stock selection in information technology and overweight allocation to the U.S., a zero weight in the Index, detracted from relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TINVX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI All Country World ex USA Net Total Return USD Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the MSCI All Country World ex USA Growth Net Total Return USD Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$66.00	1.40%

Thornburg International Growth Fund Tailored Shareholder Report	3/31/25 TH6308

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class R4	-7.78%	5.55%	4.19%
MSCI All Country World ex USA Growth Net Total Return USD Index	1.15%	8.11%	5.06%
MSCI All Country World ex USA Net Total Return USD Index	6.09%	10.92%	4.98%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$690.2M
Number of Holdings	43
Portfolio Turnover	14.61%
Total Advisory Fee	$3.2M

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.1
Mid Cap ($2.5-12 B)	12.1
Large Cap (>$12 B)	85.8

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Growth Fund Tailored Shareholder Report

Thornburg International Growth Fund CLASS: R5 TICKER: TINFX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg International Growth Fund Class R5 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R5 shares underperformed the MSCI All Country World ex USA Growth Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down. Growth companies were down for the period driven by information technology companies’ lower valuations, particularly artificial intelligence and semiconductors, which detracted from Fund performance. The Fund’s underperformance relative to the Index for the period was primarily driven by stock selection. Geographic allocations detracted from relative performance of the Fund versus the Index, while sector allocations were flat. The Fund’s currency effect was additive to relative performance. During the period, the Fund’s overweight allocations to, and stock selection in, communication services and Singapore were positive contributors, while stock selection in information technology and overweight allocation to the U.S., a zero weight in the Index, detracted from relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TINFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI All Country World ex USA Net Total Return USD Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the MSCI All Country World ex USA Growth Net Total Return USD Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$47.00	0.99%

Thornburg International Growth Fund Tailored Shareholder Report	3/31/25 TH6309

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class R5	-7.40%	5.99%	4.62%
MSCI All Country World ex USA Growth Net Total Return USD Index	1.15%	8.11%	5.06%
MSCI All Country World ex USA Net Total Return USD Index	6.09%	10.92%	4.98%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$690.2M
Number of Holdings	43
Portfolio Turnover	14.61%
Total Advisory Fee	$3.2M

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.1
Mid Cap ($2.5-12 B)	12.1
Large Cap (>$12 B)	85.8

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Growth Fund Tailored Shareholder Report

Thornburg International Growth Fund CLASS: R6 TICKER: THGIX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg International Growth Fund Class R6 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R6 shares underperformed the MSCI All Country World ex USA Growth Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. During the period, market swings due to U.S. elections, a change of administration, and new tariff tensions ultimately resulted in a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down. Growth companies were down for the period driven by information technology companies’ lower valuations, particularly artificial intelligence and semiconductors, which detracted from Fund performance. The Fund’s underperformance relative to the Index for the period was primarily driven by stock selection. Geographic allocations detracted from relative performance of the Fund versus the Index, while sector allocations were flat. The Fund’s currency effect was additive to relative performance. During the period, the Fund’s overweight allocations to, and stock selection in, communication services and Singapore were positive contributors, while stock selection in information technology and overweight allocation to the U.S., a zero weight in the Index, detracted from relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/THGIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI All Country World ex USA Net Total Return USD Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the MSCI All Country World ex USA Growth Net Total Return USD Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$42.00	0.89%

Thornburg International Growth Fund Tailored Shareholder Report	3/31/25 TH6310

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class R6	-7.30%	6.10%	4.73%
MSCI All Country World ex USA Growth Net Total Return USD Index	1.15%	8.11%	5.06%
MSCI All Country World ex USA Net Total Return USD Index	6.09%	10.92%	4.98%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$690.2M
Number of Holdings	43
Portfolio Turnover	14.61%
Total Advisory Fee	$3.2M

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.1
Mid Cap ($2.5-12 B)	12.1
Large Cap (>$12 B)	85.8

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Developing World Fund Tailored Shareholder Report

Thornburg Developing World Fund CLASS: A TICKER: THDAX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Developing World Fund Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A shares outperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. Overall, global markets were down at the end of the period as tariffs administered by the U.S. elevated developed and emerging markets’ fears of slowing global trade, detracting from Fund performance. The Index was down for the period as the relatively strong U.S. dollar and escalating trade tensions. The largest tariff hurdles were in place for China, along with other major U.S. trade partners, Mexico and Canada, which were also facing higher levies. Stock selection contributed positively to Fund performance relative to the Index while overall sector allocation detracted modestly from relative performance. Stock selection in industrials and energy were the largest contributors to relative performance. Despite additive overweight allocations, stock selection in consumer discretionary and financials were the largest detractors from relative performance. From a geographic perspective, stock selection drove relative performance while geographic allocation and currency effect detracted. The Fund’s overweight allocations to, and stock selection in, South Korea and the UAE contributed while stock selection in China and an overweight allocation to Hong Kong, a zero weight in the benchmark, detracted from relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fdw/THDAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71.00	1.47%

Thornburg Developing World Fund Tailored Shareholder Report	3/31/25 TH6311

Annual Performance	1 Year	5 Year	10 Year
Developing World Fund Class A (with sales charge)	-3.23%	4.59%	2.15%
Developing World Fund Class A (without sales charge)	1.32%	5.57%	2.62%
MSCI Emerging Markets Net Total Return USD Index	8.09%	7.94%	3.71%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$548.9M
Number of Holdings	60
Portfolio Turnover	12.82%
Total Advisory Fee	$2.4M

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	6.0
Mid Cap ($2.5-12 B)	19.9
Large Cap (>$12 B)	74.1

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Developing World Fund Tailored Shareholder Report

Thornburg Developing World Fund CLASS: C TICKER: THDCX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Developing World Fund Class C Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C shares underperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. Overall, global markets were down at the end of the period as tariffs administered by the U.S. elevated developed and emerging markets’ fears of slowing global trade, detracting from Fund performance. The Index was down for the period as the relatively strong U.S. dollar and escalating trade tensions. The largest tariff hurdles were in place for China, along with other major U.S. trade partners, Mexico and Canada, which were also facing higher levies. Stock selection contributed positively to Fund performance relative to the Index while overall sector allocation detracted modestly from relative performance. Stock selection in industrials and energy were the largest contributors to relative performance. Despite additive overweight allocations, stock selection in consumer discretionary and financials were the largest detractors from relative performance. From a geographic perspective, stock selection drove relative performance while geographic allocation and currency effect detracted. The Fund’s overweight allocations to, and stock selection in, South Korea and the UAE contributed while stock selection in China and an overweight allocation to Hong Kong, a zero weight in the benchmark, detracted from relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fdw/THDCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$113.00	2.33%

Thornburg Developing World Fund Tailored Shareholder Report	3/31/25 TH6312

Annual Performance	1 Year	5 Year	10 Year
Developing World Fund Class C (with sales charge)	-0.53%	4.71%	1.82%
Developing World Fund Class C (without sales charge)	0.46%	4.71%	1.82%
MSCI Emerging Markets Net Total Return USD Index	8.09%	7.94%	3.71%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$548.9M
Number of Holdings	60
Portfolio Turnover	12.82%
Total Advisory Fee	$2.4M

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	6.0
Mid Cap ($2.5-12 B)	19.9
Large Cap (>$12 B)	74.1

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Developing World Fund Tailored Shareholder Report

Thornburg Developing World Fund CLASS: I TICKER: THDIX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Developing World Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares outperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. Overall, global markets were down at the end of the period as tariffs administered by the U.S. elevated developed and emerging markets’ fears of slowing global trade, detracting from Fund performance. The Index was down for the period as the relatively strong U.S. dollar and escalating trade tensions. The largest tariff hurdles were in place for China, along with other major U.S. trade partners, Mexico and Canada, which were also facing higher levies. Stock selection contributed positively to Fund performance relative to the Index while overall sector allocation detracted modestly from relative performance. Stock selection in industrials and energy were the largest contributors to relative performance. Despite additive overweight allocations, stock selection in consumer discretionary and financials were the largest detractors from relative performance. From a geographic perspective, stock selection drove relative performance while geographic allocation and currency effect detracted. The Fund’s overweight allocations to, and stock selection in, South Korea and the UAE contributed while stock selection in China and an overweight allocation to Hong Kong, a zero weight in the benchmark, detracted from relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fdw/THDIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51.00	1.04%

Thornburg Developing World Fund Tailored Shareholder Report	3/31/25 TH6313

Annual Performance	1 Year	5 Year	10 Year
Developing World Fund Class I	1.76%	5.99%	3.04%
MSCI Emerging Markets Net Total Return USD Index	8.09%	7.94%	3.71%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$548.9M
Number of Holdings	60
Portfolio Turnover	12.82%
Total Advisory Fee	$2.4M

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	6.0
Mid Cap ($2.5-12 B)	19.9
Large Cap (>$12 B)	74.1

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Developing World Fund Tailored Shareholder Report

Thornburg Developing World Fund CLASS: R5 TICKER: THDRX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Developing World Fund Class R5 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R5 shares outperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. Overall, global markets were down at the end of the period as tariffs administered by the U.S. elevated developed and emerging markets’ fears of slowing global trade, detracting from Fund performance. The Index was down for the period as the relatively strong U.S. dollar and escalating trade tensions. The largest tariff hurdles were in place for China, along with other major U.S. trade partners, Mexico and Canada, which were also facing higher levies. Stock selection contributed positively to Fund performance relative to the Index while overall sector allocation detracted modestly from relative performance. Stock selection in industrials and energy were the largest contributors to relative performance. Despite additive overweight allocations, stock selection in consumer discretionary and financials were the largest detractors from relative performance. From a geographic perspective, stock selection drove relative performance while geographic allocation and currency effect detracted. The Fund’s overweight allocations to, and stock selection in, South Korea and the UAE contributed while stock selection in China and an overweight allocation to Hong Kong, a zero weight in the benchmark, detracted from relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fdw/THDRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$51.00	1.04%

Thornburg Developing World Fund Tailored Shareholder Report	3/31/25 TH6314

Annual Performance	1 Year	5 Year	10 Year
Developing World Fund Class R5	1.75%	5.98%	3.04%
MSCI Emerging Markets Net Total Return USD Index	8.09%	7.94%	3.71%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$548.9M
Number of Holdings	60
Portfolio Turnover	12.82%
Total Advisory Fee	$2.4M

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	6.0
Mid Cap ($2.5-12 B)	19.9
Large Cap (>$12 B)	74.1

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Developing World Fund Tailored Shareholder Report

Thornburg Developing World Fund CLASS: R6 TICKER: TDWRX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Developing World Fund Class R6 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R6 shares outperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. Overall, global markets were down at the end of the period as tariffs administered by the U.S. elevated developed and emerging markets’ fears of slowing global trade, detracting from Fund performance. The Index was down for the period as the relatively strong U.S. dollar and escalating trade tensions. The largest tariff hurdles were in place for China, along with other major U.S. trade partners, Mexico and Canada, which were also facing higher levies. Stock selection contributed positively to Fund performance relative to the Index while overall sector allocation detracted modestly from relative performance. Stock selection in industrials and energy were the largest contributors to relative performance. Despite additive overweight allocations, stock selection in consumer discretionary and financials were the largest detractors from relative performance. From a geographic perspective, stock selection drove relative performance while geographic allocation and currency effect detracted. The Fund’s overweight allocations to, and stock selection in, South Korea and the UAE contributed while stock selection in China and an overweight allocation to Hong Kong, a zero weight in the benchmark, detracted from relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fdw/TDWRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46.00	0.94%

Thornburg Developing World Fund Tailored Shareholder Report	3/31/25 TH6315

Annual Performance	1 Year	5 Year	10 Year
Developing World Fund Class R6	1.89%	6.10%	3.14%
MSCI Emerging Markets Net Total Return USD Index	8.09%	7.94%	3.71%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$548.9M
Number of Holdings	60
Portfolio Turnover	12.82%
Total Advisory Fee	$2.4M

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	6.0
Mid Cap ($2.5-12 B)	19.9
Large Cap (>$12 B)	74.1

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Small/Mid Cap Core Fund Tailored Shareholder Report

Thornburg Small/Mid Cap Core Fund CLASS: A TICKER: TVAFX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Small/Mid Cap Core Fund Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A shares underperformed the Russell 2500 Index – Total Return (the “Index”) during the 6-month period ended March 31, 2025. Small- and mid-cap markets were volatile during the period as hopes for a business-friendly presidential administration were elevated by U.S. presidential election results and then dampened as the new administration implemented tariffs increasing market concerns of recession and a broader economic slowdown, contributing to lower equity prices that detracted from Fund performance. Stock selection detracted from performance relative to the Index while overall sector allocation contributed positively to relative Fund performance. Stock selection in information technology and financials were the largest detractors. Stock selection in utilities and energy were the largest contributors to the Fund’s performance relative to the Index. The Fund’s stock selection in companies with market capitalizations over $12 billion, an overweight allocation compared to the Index, detracted from relative performance. Stock selection related to the mid-cap segment of the market capitalization range elevated relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVAFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65.00	1.35%

Thornburg Small/Mid Cap Core Fund Tailored Shareholder Report	3/31/25 TH6278

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Core Fund Class A (with sales charge)	-8.51%	9.65%	5.98%
Small/Mid Cap Core Fund Class A (without sales charge)	-4.19%	10.67%	6.47%
Russell 2500 Index - Total Return	-3.11%	14.91%	7.46%
Russell 3000 Index - Total Return	7.22%	18.18%	11.80%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$461.7M
Number of Holdings	47
Portfolio Turnover	6.76%
Total Advisory Fee	$2.4M

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	10.5
Mid Cap ($2.5-12 B)	59.9
Large Cap (>$12 B)	29.6

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Small/Mid Cap Core Fund Tailored Shareholder Report

Thornburg Small/Mid Cap Core Fund CLASS: C TICKER: TVCFX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Small/Mid Cap Core Fund Class C Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C shares underperformed the Russell 2500 Index – Total Return (the “Index”) during the 6-month period ended March 31, 2025. Small- and mid-cap markets were volatile during the period as hopes for a business-friendly presidential administration were elevated by U.S. presidential election results and then dampened as the new administration implemented tariffs increasing market concerns of recession and a broader economic slowdown, contributing to lower equity prices that detracted from Fund performance. Stock selection detracted from performance relative to the Index while overall sector allocation contributed positively to relative Fund performance. Stock selection in information technology and financials were the largest detractors. Stock selection in utilities and energy were the largest contributors to the Fund’s performance relative to the Index. The Fund’s stock selection in companies with market capitalizations over $12 billion, an overweight allocation compared to the Index, detracted from relative performance. Stock selection related to the mid-cap segment of the market capitalization range elevated relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVCFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$111.00	2.34%

Thornburg Small/Mid Cap Core Fund Tailored Shareholder Report	3/31/25 TH6279

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Core Fund Class C (with sales charge)	-6.05%	9.66%	5.56%
Small/Mid Cap Core Fund Class C (without sales charge)	-5.10%	9.66%	5.56%
Russell 2500 Index - Total Return	-3.11%	14.91%	7.46%
Russell 3000 Index - Total Return	7.22%	18.18%	11.80%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$461.7M
Number of Holdings	47
Portfolio Turnover	6.76%
Total Advisory Fee	$2.4M

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	10.5
Mid Cap ($2.5-12 B)	59.9
Large Cap (>$12 B)	29.6

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Small/Mid Cap Core Fund Tailored Shareholder Report

Thornburg Small/Mid Cap Core Fund CLASS: I TICKER: TVIFX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Small/Mid Cap Core Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares underperformed the Russell 2500 Index – Total Return (the “Index”) during the 6-month period ended March 31, 2025. Small- and mid-cap markets were volatile during the period as hopes for a business-friendly presidential administration were elevated by U.S. presidential election results and then dampened as the new administration implemented tariffs increasing market concerns of recession and a broader economic slowdown, contributing to lower equity prices that detracted from Fund performance. Stock selection detracted from performance relative to the Index while overall sector allocation contributed positively to relative Fund performance. Stock selection in information technology and financials were the largest detractors. Stock selection in utilities and energy were the largest contributors to the Fund’s performance relative to the Index. The Fund’s stock selection in companies with market capitalizations over $12 billion, an overweight allocation compared to the Index, detracted from relative performance. Stock selection related to the mid-cap segment of the market capitalization range elevated relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVIFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45.00	0.95%

Thornburg Small/Mid Cap Core Fund Tailored Shareholder Report	3/31/25 TH6280

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Core Fund Class I	-3.78%	11.10%	6.87%
Russell 2500 Index - Total Return	-3.11%	14.91%	7.46%
Russell 3000 Index - Total Return	7.22%	18.18%	11.80%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$461.7M
Number of Holdings	47
Portfolio Turnover	6.76%
Total Advisory Fee	$2.4M

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	10.5
Mid Cap ($2.5-12 B)	59.9
Large Cap (>$12 B)	29.6

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Small/Mid Cap Core Fund Tailored Shareholder Report

Thornburg Small/Mid Cap Core Fund CLASS: R3 TICKER: TVRFX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Small/Mid Cap Core Fund Class R3 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R3 shares underperformed the Russell 2500 Index – Total Return (the “Index”) during the 6-month period ended March 31, 2025. Small- and mid-cap markets were volatile during the period as hopes for a business-friendly presidential administration were elevated by U.S. presidential election results and then dampened as the new administration implemented tariffs increasing market concerns of recession and a broader economic slowdown, contributing to lower equity prices that detracted from Fund performance. Stock selection detracted from performance relative to the Index while overall sector allocation contributed positively to relative Fund performance. Stock selection in information technology and financials were the largest detractors. Stock selection in utilities and energy were the largest contributors to the Fund’s performance relative to the Index. The Fund’s stock selection in companies with market capitalizations over $12 billion, an overweight allocation compared to the Index, detracted from relative performance. Stock selection related to the mid-cap segment of the market capitalization range elevated relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVRFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$62.00	1.31%

Thornburg Small/Mid Cap Core Fund Tailored Shareholder Report	3/31/25 TH6281

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Core Fund Class R3	-4.13%	10.70%	6.49%
Russell 2500 Index - Total Return	-3.11%	14.91%	7.46%
Russell 3000 Index - Total Return	7.22%	18.18%	11.80%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$461.7M
Number of Holdings	47
Portfolio Turnover	6.76%
Total Advisory Fee	$2.4M

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	10.5
Mid Cap ($2.5-12 B)	59.9
Large Cap (>$12 B)	29.6

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Small/Mid Cap Core Fund Tailored Shareholder Report

Thornburg Small/Mid Cap Core Fund CLASS: R4 TICKER: TVIRX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Small/Mid Cap Core Fund Class R4 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R4 shares underperformed the Russell 2500 Index – Total Return (the “Index”) during the 6-month period ended March 31, 2025. Small- and mid-cap markets were volatile during the period as hopes for a business-friendly presidential administration were elevated by U.S. presidential election results and then dampened as the new administration implemented tariffs increasing market concerns of recession and a broader economic slowdown, contributing to lower equity prices that detracted from Fund performance. Stock selection detracted from performance relative to the Index while overall sector allocation contributed positively to relative Fund performance. Stock selection in information technology and financials were the largest detractors. Stock selection in utilities and energy were the largest contributors to the Fund’s performance relative to the Index. The Fund’s stock selection in companies with market capitalizations over $12 billion, an overweight allocation compared to the Index, detracted from relative performance. Stock selection related to the mid-cap segment of the market capitalization range elevated relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVIRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$58.00	1.21%

Thornburg Small/Mid Cap Core Fund Tailored Shareholder Report	3/31/25 TH6282

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Core Fund Class R4	-4.03%	10.82%	6.59%
Russell 2500 Index - Total Return	-3.11%	14.91%	7.46%
Russell 3000 Index - Total Return	7.22%	18.18%	11.80%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$461.7M
Number of Holdings	47
Portfolio Turnover	6.76%
Total Advisory Fee	$2.4M

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	10.5
Mid Cap ($2.5-12 B)	59.9
Large Cap (>$12 B)	29.6

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Small/Mid Cap Core Fund Tailored Shareholder Report

Thornburg Small/Mid Cap Core Fund CLASS: R5 TICKER: TVRRX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Small/Mid Cap Core Fund Class R5 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R5 shares underperformed the Russell 2500 Index – Total Return (the “Index”) during the 6-month period ended March 31, 2025. Small- and mid-cap markets were volatile during the period as hopes for a business-friendly presidential administration were elevated by U.S. presidential election results and then dampened as the new administration implemented tariffs increasing market concerns of recession and a broader economic slowdown, contributing to lower equity prices that detracted from Fund performance. Stock selection detracted from performance relative to the Index while overall sector allocation contributed positively to relative Fund performance. Stock selection in information technology and financials were the largest detractors. Stock selection in utilities and energy were the largest contributors to the Fund’s performance relative to the Index. The Fund’s stock selection in companies with market capitalizations over $12 billion, an overweight allocation compared to the Index, detracted from relative performance. Stock selection related to the mid-cap segment of the market capitalization range elevated relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVRRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$45.00	0.95%

Thornburg Small/Mid Cap Core Fund Tailored Shareholder Report	3/31/25 TH6283

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Core Fund Class R5	-3.79%	11.10%	6.87%
Russell 2500 Index - Total Return	-3.11%	14.91%	7.46%
Russell 3000 Index - Total Return	7.22%	18.18%	11.80%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$461.7M
Number of Holdings	47
Portfolio Turnover	6.76%
Total Advisory Fee	$2.4M

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	10.5
Mid Cap ($2.5-12 B)	59.9
Large Cap (>$12 B)	29.6

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Small/Mid Cap Growth Fund Tailored Shareholder Report

Thornburg Small/Mid Cap Growth Fund CLASS: A TICKER: THCGX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Small/Mid Cap Growth Fund Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A shares underperformed the Russell 2500 Growth Index - Total Return (the “Index”) during the 6-month period ended March 31, 2025. Small- and mid-cap markets were volatile during the period as hopes for a business-friendly presidential administration were elevated by U.S. presidential election results and then dampened as the new administration implemented tariffs increasing market concerns of recession and a broader economic slowdown, contributing to lower equity prices that detracted from Fund performance. U.S. growth equity prices spiked after the November 2024 election, then reversed course and led the equity market decline through the first quarter of 2025, contributing to the Fund’s underperformance. Stock selection and overall sector allocation detracted from Fund performance relative to the Index. Stock selection in health care and consumer staples were the largest detractors. Stock selection in information technology and communication services were the largest contributors to relative performance. Stock selection in companies with market capitalizations over $12 billion, an overweight allocation of the Fund compared to the Index, detracted from relative performance. The Fund’s underweight allocation to the small-cap segment of the market capitalization range elevated relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/THCGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66.00	1.42%

Thornburg Small/Mid Cap Growth Fund Tailored Shareholder Report	3/31/25 TH6291

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Growth Fund Class A (with sales charge)	-14.49%	3.51%	4.56%
Small/Mid Cap Growth Fund Class A (without sales charge)	-10.47%	4.46%	5.04%
Russell 2500 Growth Index - Total Return	-6.37%	11.37%	7.44%
Russell 3000 Index - Total Return	7.22%	18.18%	11.80%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$204.6M
Number of Holdings	43
Portfolio Turnover	13.85%
Total Advisory Fee	$1.2M

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	9.0
Mid Cap ($2.5-12 B)	54.5
Large Cap (>$12 B)	36.5

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Small/Mid Cap Growth Fund Tailored Shareholder Report

Thornburg Small/Mid Cap Growth Fund CLASS: C TICKER: TCGCX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Small/Mid Cap Growth Fund Class C Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C shares underperformed the Russell 2500 Growth Index - Total Return (the “Index”) during the 6-month period ended March 31, 2025. Small- and mid-cap markets were volatile during the period as hopes for a business-friendly presidential administration were elevated by U.S. presidential election results and then dampened as the new administration implemented tariffs increasing market concerns of recession and a broader economic slowdown, contributing to lower equity prices that detracted from Fund performance. U.S. growth equity prices spiked after the November 2024 election, then reversed course and led the equity market decline through the first quarter of 2025, contributing to the Fund’s underperformance. Stock selection and overall sector allocation detracted from Fund performance relative to the Index. Stock selection in health care and consumer staples were the largest detractors. Stock selection in information technology and communication services were the largest contributors to relative performance. Stock selection in companies with market capitalizations over $12 billion, an overweight allocation of the Fund compared to the Index, detracted from relative performance. The Fund’s underweight allocation to the small-cap segment of the market capitalization range elevated relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/TCGCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$109.00	2.34%

Thornburg Small/Mid Cap Growth Fund Tailored Shareholder Report	3/31/25 TH6292

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Growth Fund Class C (with sales charge)	-12.18%	3.56%	4.18%
Small/Mid Cap Growth Fund Class C (without sales charge)	-11.29%	3.56%	4.18%
Russell 2500 Growth Index - Total Return	-6.37%	11.37%	7.44%
Russell 3000 Index - Total Return	7.22%	18.18%	11.80%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$204.6M
Number of Holdings	43
Portfolio Turnover	13.85%
Total Advisory Fee	$1.2M

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	9.0
Mid Cap ($2.5-12 B)	54.5
Large Cap (>$12 B)	36.5

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Small/Mid Cap Growth Fund Tailored Shareholder Report

Thornburg Small/Mid Cap Growth Fund CLASS: I TICKER: THIGX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Small/Mid Cap Growth Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares underperformed the Russell 2500 Growth Index - Total Return (the “Index”) during the 6-month period ended March 31, 2025. Small- and mid-cap markets were volatile during the period as hopes for a business-friendly presidential administration were elevated by U.S. presidential election results and then dampened as the new administration implemented tariffs increasing market concerns of recession and a broader economic slowdown, contributing to lower equity prices that detracted from Fund performance. U.S. growth equity prices spiked after the November 2024 election, then reversed course and led the equity market decline through the first quarter of 2025, contributing to the Fund’s underperformance. Stock selection and overall sector allocation detracted from Fund performance relative to the Index. Stock selection in health care and consumer staples were the largest detractors. Stock selection in information technology and communication services were the largest contributors to relative performance. Stock selection in companies with market capitalizations over $12 billion, an overweight allocation of the Fund compared to the Index, detracted from relative performance. The Fund’s underweight allocation to the small-cap segment of the market capitalization range elevated relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/THIGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44.00	0.95%

Thornburg Small/Mid Cap Growth Fund Tailored Shareholder Report	3/31/25 TH6293

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Growth Fund Class I	-10.06%	4.91%	5.47%
Russell 2500 Growth Index - Total Return	-6.37%	11.37%	7.44%
Russell 3000 Index - Total Return	7.22%	18.18%	11.80%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$204.6M
Number of Holdings	43
Portfolio Turnover	13.85%
Total Advisory Fee	$1.2M

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	9.0
Mid Cap ($2.5-12 B)	54.5
Large Cap (>$12 B)	36.5

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Small/Mid Cap Growth Fund Tailored Shareholder Report

Thornburg Small/Mid Cap Growth Fund CLASS: R3 TICKER: THCRX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Small/Mid Cap Growth Fund Class R3 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R3 shares underperformed the Russell 2500 Growth Index - Total Return (the “Index”) during the 6-month period ended March 31, 2025. Small- and mid-cap markets were volatile during the period as hopes for a business-friendly presidential administration were elevated by U.S. presidential election results and then dampened as the new administration implemented tariffs increasing market concerns of recession and a broader economic slowdown, contributing to lower equity prices that detracted from Fund performance. U.S. growth equity prices spiked after the November 2024 election, then reversed course and led the equity market decline through the first quarter of 2025, contributing to the Fund’s underperformance. Stock selection and overall sector allocation detracted from Fund performance relative to the Index. Stock selection in health care and consumer staples were the largest detractors. Stock selection in information technology and communication services were the largest contributors to relative performance. Stock selection in companies with market capitalizations over $12 billion, an overweight allocation of the Fund compared to the Index, detracted from relative performance. The Fund’s underweight allocation to the small-cap segment of the market capitalization range elevated relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/THCRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$68.00	1.46%

Thornburg Small/Mid Cap Growth Fund Tailored Shareholder Report	3/31/25 TH6294

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Growth Fund Class R3	-10.51%	4.39%	4.94%
Russell 2500 Growth Index - Total Return	-6.37%	11.37%	7.44%
Russell 3000 Index - Total Return	7.22%	18.18%	11.80%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$204.6M
Number of Holdings	43
Portfolio Turnover	13.85%
Total Advisory Fee	$1.2M

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	9.0
Mid Cap ($2.5-12 B)	54.5
Large Cap (>$12 B)	36.5

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Small/Mid Cap Growth Fund Tailored Shareholder Report

Thornburg Small/Mid Cap Growth Fund CLASS: R4 TICKER: TCGRX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Small/Mid Cap Growth Fund Class R4 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R4 shares underperformed the Russell 2500 Growth Index - Total Return (the “Index”) during the 6-month period ended March 31, 2025. Small- and mid-cap markets were volatile during the period as hopes for a business-friendly presidential administration were elevated by U.S. presidential election results and then dampened as the new administration implemented tariffs increasing market concerns of recession and a broader economic slowdown, contributing to lower equity prices that detracted from Fund performance. U.S. growth equity prices spiked after the November 2024 election, then reversed course and led the equity market decline through the first quarter of 2025, contributing to the Fund’s underperformance. Stock selection and overall sector allocation detracted from Fund performance relative to the Index. Stock selection in health care and consumer staples were the largest detractors. Stock selection in information technology and communication services were the largest contributors to relative performance. Stock selection in companies with market capitalizations over $12 billion, an overweight allocation of the Fund compared to the Index, detracted from relative performance. The Fund’s underweight allocation to the small-cap segment of the market capitalization range elevated relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/TCGRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$64.00	1.36%

Thornburg Small/Mid Cap Growth Fund Tailored Shareholder Report	3/31/25 TH6295

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Growth Fund Class R4	-10.42%	4.48%	5.04%
Russell 2500 Growth Index - Total Return	-6.37%	11.37%	7.44%
Russell 3000 Index - Total Return	7.22%	18.18%	11.80%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$204.6M
Number of Holdings	43
Portfolio Turnover	13.85%
Total Advisory Fee	$1.2M

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	9.0
Mid Cap ($2.5-12 B)	54.5
Large Cap (>$12 B)	36.5

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Small/Mid Cap Growth Fund Tailored Shareholder Report

Thornburg Small/Mid Cap Growth Fund CLASS: R5 TICKER: THGRX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Small/Mid Cap Growth Fund Class R5 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R5 shares underperformed the Russell 2500 Growth Index - Total Return (the “Index”) during the 6-month period ended March 31, 2025. Small- and mid-cap markets were volatile during the period as hopes for a business-friendly presidential administration were elevated by U.S. presidential election results and then dampened as the new administration implemented tariffs increasing market concerns of recession and a broader economic slowdown, contributing to lower equity prices that detracted from Fund performance. U.S. growth equity prices spiked after the November 2024 election, then reversed course and led the equity market decline through the first quarter of 2025, contributing to the Fund’s underperformance. Stock selection and overall sector allocation detracted from Fund performance relative to the Index. Stock selection in health care and consumer staples were the largest detractors. Stock selection in information technology and communication services were the largest contributors to relative performance. Stock selection in companies with market capitalizations over $12 billion, an overweight allocation of the Fund compared to the Index, detracted from relative performance. The Fund’s underweight allocation to the small-cap segment of the market capitalization range elevated relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/THGRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$44.00	0.95%

Thornburg Small/Mid Cap Growth Fund Tailored Shareholder Report	3/31/25 TH6296

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Growth Fund Class R5	-10.05%	4.91%	5.47%
Russell 2500 Growth Index - Total Return	-6.37%	11.37%	7.44%
Russell 3000 Index - Total Return	7.22%	18.18%	11.80%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$204.6M
Number of Holdings	43
Portfolio Turnover	13.85%
Total Advisory Fee	$1.2M

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	9.0
Mid Cap ($2.5-12 B)	54.5
Large Cap (>$12 B)	36.5

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Investment Income Builder Fund Tailored Shareholder Report

Thornburg Investment Income Builder Fund CLASS: A TICKER: TIBAX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A shares outperformed the benchmark composed of 25% Bloomberg U.S. Aggregate Total Return Value Index USD and 75% MSCI World Net Total Return USD Index (the “Blended Index”) during the 6-month period ended March 31, 2025. During the period, markets experienced volatility around as U.S. elections, a change of presidential administration, and new tariff tensions ultimately led to a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down. U.S. Treasury yields rose as investors found safety in bonds amid turbulent equity markets. Despite the decline in equity prices at period end, the Fund’s overweight positioning to equities, which outperformed bonds during the period, contributed to performance relative to the Blended Index. Security selection in communication services and the U.S. and Euro Zone were the largest contributors to the Fund’s relative performance. Positioning in South Korea, security selection in materials and the Fund’s cash and currency forward allocations detracted from relative performance. As global interest rates decreased, the Fund’s shorter duration positioning during the period detracted from performance relative to the Blended Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI World Net Total Return USD Index and the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market indices that represent the overall applicable markets in which the Fund invests, and a Blended Benchmark, comprised of 25% Bloomberg U.S. Aggregate Total Return Value Index USD and 75% MSCI World Net Total Return USD Index, as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58.00	1.12%

Thornburg Investment Income Builder Fund Tailored Shareholder Report	3/31/25 TH6264

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class A (with sales charge)	11.15%	15.41%	6.94%
Investment Income Builder Fund Class A (without sales charge)	16.40%	16.48%	7.43%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%
MSCI World Net Total Return USD Index	7.04%	16.13%	9.50%
Thornburg Investment Income Builder Fund’s Blended Index	6.56%	11.95%	7.63%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$14,715.4M
Number of Holdings	340
Portfolio Turnover	11.21%
Total Advisory Fee	$48.1M

What did the Fund invest in?

(as of March 31, 2025 )

Portfolio Composition	(%)
Foreign Equity	59.8
Domestic Equity	26.0
Domestic Other Bonds	3.8
Domestic Corporate Bonds	3.4
Foreign Bonds	2.6
Other Assets Less Liabilities	4.5

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Investment Income Builder Fund Tailored Shareholder Report

Thornburg Investment Income Builder Fund CLASS: C TICKER: TIBCX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class C Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C shares outperformed the benchmark composed of 25% Bloomberg U.S. Aggregate Total Return Value Index USD and 75% MSCI World Net Total Return USD Index (the “Blended Index”) during the 6-month period ended March 31, 2025. During the period, markets experienced volatility around as U.S. elections, a change of presidential administration, and new tariff tensions ultimately led to a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down. U.S. Treasury yields rose as investors found safety in bonds amid turbulent equity markets. Despite the decline in equity prices at period end, the Fund’s overweight positioning to equities, which outperformed bonds during the period, contributed to performance relative to the Blended Index. Security selection in communication services and the U.S. and Euro Zone were the largest contributors to the Fund’s relative performance. Positioning in South Korea, security selection in materials and the Fund’s cash and currency forward allocations detracted from relative performance. As global interest rates decreased, the Fund’s shorter duration positioning during the period detracted from performance relative to the Blended Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI World Net Total Return USD Index and the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market indices that represent the overall applicable markets in which the Fund invests, and a Blended Benchmark, comprised of 25% Bloomberg U.S. Aggregate Total Return Value Index USD and 75% MSCI World Net Total Return USD Index, as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97.00	1.88%

Thornburg Investment Income Builder Fund Tailored Shareholder Report	3/31/25 TH6265

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class C (with sales charge)	14.53%	15.62%	6.64%
Investment Income Builder Fund Class C (without sales charge)	15.53%	15.62%	6.64%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%
MSCI World Net Total Return USD Index	7.04%	16.13%	9.50%
Thornburg Investment Income Builder Fund’s Blended Index	6.56%	11.95%	7.63%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$14,715.4M
Number of Holdings	340
Portfolio Turnover	11.21%
Total Advisory Fee	$48.1M

What did the Fund invest in?

(as of March 31, 2025 )

Portfolio Composition	(%)
Foreign Equity	59.8
Domestic Equity	26.0
Domestic Other Bonds	3.8
Domestic Corporate Bonds	3.4
Foreign Bonds	2.6
Other Assets Less Liabilities	4.5

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Investment Income Builder Fund Tailored Shareholder Report

Thornburg Investment Income Builder Fund CLASS: I TICKER: TIBIX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares outperformed the benchmark composed of 25% Bloomberg U.S. Aggregate Total Return Value Index USD and 75% MSCI World Net Total Return USD Index (the “Blended Index”) during the 6-month period ended March 31, 2025. During the period, markets experienced volatility around as U.S. elections, a change of presidential administration, and new tariff tensions ultimately led to a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down. U.S. Treasury yields rose as investors found safety in bonds amid turbulent equity markets. Despite the decline in equity prices at period end, the Fund’s overweight positioning to equities, which outperformed bonds during the period, contributed to performance relative to the Blended Index. Security selection in communication services and the U.S. and Euro Zone were the largest contributors to the Fund’s relative performance. Positioning in South Korea, security selection in materials and the Fund’s cash and currency forward allocations detracted from relative performance. As global interest rates decreased, the Fund’s shorter duration positioning during the period detracted from performance relative to the Blended Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI World Net Total Return USD Index and the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market indices that represent the overall applicable markets in which the Fund invests, and a Blended Benchmark, comprised of 25% Bloomberg U.S. Aggregate Total Return Value Index USD and 75% MSCI World Net Total Return USD Index, as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46.00	0.89%

Thornburg Investment Income Builder Fund Tailored Shareholder Report	3/31/25 TH6266

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class I	16.71%	16.75%	7.71%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%
MSCI World Net Total Return USD Index	7.04%	16.13%	9.50%
Thornburg Investment Income Builder Fund’s Blended Index	6.56%	11.95%	7.63%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$14,715.4M
Number of Holdings	340
Portfolio Turnover	11.21%
Total Advisory Fee	$48.1M

What did the Fund invest in?

(as of March 31, 2025 )

Portfolio Composition	(%)
Foreign Equity	59.8
Domestic Equity	26.0
Domestic Other Bonds	3.8
Domestic Corporate Bonds	3.4
Foreign Bonds	2.6
Other Assets Less Liabilities	4.5

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Investment Income Builder Fund Tailored Shareholder Report

Thornburg Investment Income Builder Fund CLASS: R3 TICKER: TIBRX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class R3 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R3 shares outperformed the benchmark composed of 25% Bloomberg U.S. Aggregate Total Return Value Index USD and 75% MSCI World Net Total Return USD Index (the “Blended Index”) during the 6-month period ended March 31, 2025. During the period, markets experienced volatility around as U.S. elections, a change of presidential administration, and new tariff tensions ultimately led to a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down. U.S. Treasury yields rose as investors found safety in bonds amid turbulent equity markets. Despite the decline in equity prices at period end, the Fund’s overweight positioning to equities, which outperformed bonds during the period, contributed to performance relative to the Blended Index. Security selection in communication services and the U.S. and Euro Zone were the largest contributors to the Fund’s relative performance. Positioning in South Korea, security selection in materials and the Fund’s cash and currency forward allocations detracted from relative performance. As global interest rates decreased, the Fund’s shorter duration positioning during the period detracted from performance relative to the Blended Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI World Net Total Return USD Index and the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market indices that represent the overall applicable markets in which the Fund invests, and a Blended Benchmark, comprised of 25% Bloomberg U.S. Aggregate Total Return Value Index USD and 75% MSCI World Net Total Return USD Index, as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$77.00	1.50%

Thornburg Investment Income Builder Fund Tailored Shareholder Report	3/31/25 TH6267

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class R3	15.99%	16.04%	7.05%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%
MSCI World Net Total Return USD Index	7.04%	16.13%	9.50%
Thornburg Investment Income Builder Fund’s Blended Index	6.56%	11.95%	7.63%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$14,715.4M
Number of Holdings	340
Portfolio Turnover	11.21%
Total Advisory Fee	$48.1M

What did the Fund invest in?

(as of March 31, 2025 )

Portfolio Composition	(%)
Foreign Equity	59.8
Domestic Equity	26.0
Domestic Other Bonds	3.8
Domestic Corporate Bonds	3.4
Foreign Bonds	2.6
Other Assets Less Liabilities	4.5

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Investment Income Builder Fund Tailored Shareholder Report

Thornburg Investment Income Builder Fund CLASS: R4 TICKER: TIBGX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class R4 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R4 shares outperformed the benchmark composed of 25% Bloomberg U.S. Aggregate Total Return Value Index USD and 75% MSCI World Net Total Return USD Index (the “Blended Index”) during the 6-month period ended March 31, 2025. During the period, markets experienced volatility around as U.S. elections, a change of presidential administration, and new tariff tensions ultimately led to a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down. U.S. Treasury yields rose as investors found safety in bonds amid turbulent equity markets. Despite the decline in equity prices at period end, the Fund’s overweight positioning to equities, which outperformed bonds during the period, contributed to performance relative to the Blended Index. Security selection in communication services and the U.S. and Euro Zone were the largest contributors to the Fund’s relative performance. Positioning in South Korea, security selection in materials and the Fund’s cash and currency forward allocations detracted from relative performance. As global interest rates decreased, the Fund’s shorter duration positioning during the period detracted from performance relative to the Blended Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI World Net Total Return USD Index and the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market indices that represent the overall applicable markets in which the Fund invests, and a Blended Benchmark, comprised of 25% Bloomberg U.S. Aggregate Total Return Value Index USD and 75% MSCI World Net Total Return USD Index, as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$67.00	1.30%

Thornburg Investment Income Builder Fund Tailored Shareholder Report	3/31/25 TH6268

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class R4	16.17%	16.18%	7.16%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%
MSCI World Net Total Return USD Index	7.04%	16.13%	9.50%
Thornburg Investment Income Builder Fund’s Blended Index	6.56%	11.95%	7.63%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$14,715.4M
Number of Holdings	340
Portfolio Turnover	11.21%
Total Advisory Fee	$48.1M

What did the Fund invest in?

(as of March 31, 2025 )

Portfolio Composition	(%)
Foreign Equity	59.8
Domestic Equity	26.0
Domestic Other Bonds	3.8
Domestic Corporate Bonds	3.4
Foreign Bonds	2.6
Other Assets Less Liabilities	4.5

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Investment Income Builder Fund Tailored Shareholder Report

Thornburg Investment Income Builder Fund CLASS: R5 TICKER: TIBMX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class R5 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R5 shares outperformed the benchmark composed of 25% Bloomberg U.S. Aggregate Total Return Value Index USD and 75% MSCI World Net Total Return USD Index (the “Blended Index”) during the 6-month period ended March 31, 2025. During the period, markets experienced volatility around as U.S. elections, a change of presidential administration, and new tariff tensions ultimately led to a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down. U.S. Treasury yields rose as investors found safety in bonds amid turbulent equity markets. Despite the decline in equity prices at period end, the Fund’s overweight positioning to equities, which outperformed bonds during the period, contributed to performance relative to the Blended Index. Security selection in communication services and the U.S. and Euro Zone were the largest contributors to the Fund’s relative performance. Positioning in South Korea, security selection in materials and the Fund’s cash and currency forward allocations detracted from relative performance. As global interest rates decreased, the Fund’s shorter duration positioning during the period detracted from performance relative to the Blended Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBMX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI World Net Total Return USD Index and the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market indices that represent the overall applicable markets in which the Fund invests, and a Blended Benchmark, comprised of 25% Bloomberg U.S. Aggregate Total Return Value Index USD and 75% MSCI World Net Total Return USD Index, as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$51.00	0.99%

Thornburg Investment Income Builder Fund Tailored Shareholder Report	3/31/25 TH6269

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class R5	16.55%	16.63%	7.60%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%
MSCI World Net Total Return USD Index	7.04%	16.13%	9.50%
Thornburg Investment Income Builder Fund’s Blended Index	6.56%	11.95%	7.63%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$14,715.4M
Number of Holdings	340
Portfolio Turnover	11.21%
Total Advisory Fee	$48.1M

What did the Fund invest in?

(as of March 31, 2025 )

Portfolio Composition	(%)
Foreign Equity	59.8
Domestic Equity	26.0
Domestic Other Bonds	3.8
Domestic Corporate Bonds	3.4
Foreign Bonds	2.6
Other Assets Less Liabilities	4.5

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Investment Income Builder Fund Tailored Shareholder Report

Thornburg Investment Income Builder Fund CLASS: R6 TICKER: TIBOX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class R6 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R6 shares outperformed the benchmark composed of 25% Bloomberg U.S. Aggregate Total Return Value Index USD and 75% MSCI World Net Total Return USD Index (the “Blended Index”) during the 6-month period ended March 31, 2025. During the period, markets experienced volatility around as U.S. elections, a change of presidential administration, and new tariff tensions ultimately led to a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down. U.S. Treasury yields rose as investors found safety in bonds amid turbulent equity markets. Despite the decline in equity prices at period end, the Fund’s overweight positioning to equities, which outperformed bonds during the period, contributed to performance relative to the Blended Index. Security selection in communication services and the U.S. and Euro Zone were the largest contributors to the Fund’s relative performance. Positioning in South Korea, security selection in materials and the Fund’s cash and currency forward allocations detracted from relative performance. As global interest rates decreased, the Fund’s shorter duration positioning during the period detracted from performance relative to the Blended Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBOX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI World Net Total Return USD Index and the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market indices that represent the overall applicable markets in which the Fund invests, and a Blended Benchmark, comprised of 25% Bloomberg U.S. Aggregate Total Return Value Index USD and 75% MSCI World Net Total Return USD Index, as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$41.00	0.80%

Thornburg Investment Income Builder Fund Tailored Shareholder Report	3/31/25 TH6270

Annual Performance	1 Year	5 Year
Investment Income Builder Fund Class R6	16.79%	16.86%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%
MSCI World Net Total Return USD Index	7.04%	16.13%
Thornburg Investment Income Builder Fund’s Blended Index	6.56%	11.95%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$14,715.4M
Number of Holdings	340
Portfolio Turnover	11.21%
Total Advisory Fee	$48.1M

What did the Fund invest in?

(as of March 31, 2025 )

Portfolio Composition	(%)
Foreign Equity	59.8
Domestic Equity	26.0
Domestic Other Bonds	3.8
Domestic Corporate Bonds	3.4
Foreign Bonds	2.6
Other Assets Less Liabilities	4.5

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Summit Fund Tailored Shareholder Report

Thornburg Summit Fund CLASS: A TICKER: TSAMX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Summit Fund Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A shares outperformed the benchmark composed of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Bond Index (the “Blended Index”) during the 6-month period ended March 31, 2025. During the period, markets experienced volatility around as U.S. elections, a change of administration, and new tariff tensions ultimately led to a downturn at period end. The U.S. presidential election in early November sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down. U.S. Treasury yields rose as investors found safety in bonds amid turbulent equity markets. The Fund’s equity positions modestly detracted from performance relative to the Blended Index. Within the Fund’s equity holdings, selection effect from communication services and the UK contributed positively to relative performance. Positions in Japan and health care held by the Fund during the period detracted from relative performance. The Fund’s fixed income positions contributed positively to relative performance. Selection effect within asset backed securities and corporate bonds, along with an underweight allocation to foreign treasuries, contributed positively to the Fund’s relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fs/TSAMX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI All Country World Net Total Return USD Index and the Bloomberg Global-Aggregate Total Return Index Value Unhedged USD as its broad-based securities market indices that represent the overall applicable markets in which the Fund invests, and a Blended Benchmark, comprised of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Bond Index, as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47.00	0.94%

Thornburg Summit Fund Tailored Shareholder Report	3/31/25 TH6319

Annual Performance	1 Year
Summit Fund Class A (with sales charge)	1.26%
Summit Fund Class A (without sales charge)	6.05%
MSCI All Country World Net Total Return USD Index	7.15%
Thornburg Summit Fund’s Blended Index	5.57%
Bloomberg Global-Aggregate Total Return Index Value Unhedged USD	3.05%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$93.3M
Number of Holdings	189
Portfolio Turnover	22.26%
Total Advisory Fee	$0.3M

What did the Fund invest in?

(as of March 31, 2025 )

Portfolio Composition	(%)
Domestic Equity	33.1
Foreign Equity	27.2
Domestic Other Bonds	27.0
Foreign Bonds	5.5
Domestic Corporate Bonds	5.0
Other Assets Less Liabilities	2.3

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Summit Fund Tailored Shareholder Report

Thornburg Summit Fund CLASS: I TICKER: TSUMX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Summit Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares outperformed the benchmark composed of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Bond Index (the “Blended Index”) during the 6-month period ended March 31, 2025. During the period, markets experienced volatility around as U.S. elections, a change of administration, and new tariff tensions ultimately led to a downturn at period end. The U.S. presidential election in early November sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets pushing global equity prices down. U.S. Treasury yields rose as investors found safety in bonds amid turbulent equity markets. The Fund’s equity positions modestly detracted from performance relative to the Blended Index. Within the Fund’s equity holdings, selection effect from communication services and the UK contributed positively to relative performance. Positions in Japan and health care held by the Fund during the period detracted from relative performance. The Fund’s fixed income positions contributed positively to relative performance. Selection effect within asset backed securities and corporate bonds, along with an underweight allocation to foreign treasuries, contributed positively to the Fund’s relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fs/TSUMX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI All Country World Net Total Return USD Index and the Bloomberg Global-Aggregate Total Return Index Value Unhedged USD as its broad-based securities market indices that represent the overall applicable markets in which the Fund invests, and a Blended Benchmark, comprised of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Bond Index, as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34.00	0.69%

Thornburg Summit Fund Tailored Shareholder Report	3/31/25 TH6320

Annual Performance	1 Year	5 Year
Summit Fund Class I	6.40%	13.01%
MSCI All Country World Net Total Return USD Index	7.15%	15.18%
Thornburg Summit Fund’s Blended Index	5.57%	8.43%
Bloomberg Global-Aggregate Total Return Index Value Unhedged USD	3.05%	-1.38%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$93.3M
Number of Holdings	189
Portfolio Turnover	22.26%
Total Advisory Fee	$0.3M

What did the Fund invest in?

(as of March 31, 2025 )

Portfolio Composition	(%)
Domestic Equity	33.1
Foreign Equity	27.2
Domestic Other Bonds	27.0
Foreign Bonds	5.5
Domestic Corporate Bonds	5.0
Other Assets Less Liabilities	2.3

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Ultra Short Income Fund Tailored Shareholder Report

Thornburg Ultra Short Income Fund CLASS: A TICKER: TLDAX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Ultra Short Income Fund Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A shares outperformed the ICE BofA U.S. Treasury Bill Index (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s longer duration contributed to performance relative to the Index. Additionally, The Fund’s allocations to asset-backed securities and investment-grade corporate bonds were beneficial to relative performance. There were no material detractors to the Fund’s performance over the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fldi/TLDAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA U.S. Treasury Bill Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25.00	0.50%

Thornburg Ultra Short Income Fund Tailored Shareholder Report	3/31/25 TH6260

Annual Performance	1 Year	5 Year	10 Year
Ultra Short Income Fund Class A (with sales charge)	3.13%	3.11%	2.18%
Ultra Short Income Fund Class A (without sales charge)	5.49%	3.44%	2.33%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%
ICE BofA U.S. Treasury Bill Index	5.06%	2.56%	1.89%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$252.1M
Number of Holdings	271
Portfolio Turnover	30.70%
Total Advisory Fee	$0.3M

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
U.S. Government	5.1
AAA	14.6
AA	10.4
A	17.1
BBB	38.1
NR	2.5
Below Invest. Grade	1.9
Cash Equivalents & Other	10.5

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Ultra Short Income Fund Tailored Shareholder Report

Thornburg Ultra Short Income Fund CLASS: I TICKER: TLDIX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Ultra Short Income Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares outperformed the ICE BofA U.S. Treasury Bill Index (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s longer duration contributed to performance relative to the Index. Additionally, The Fund’s allocations to asset-backed securities and investment-grade corporate bonds were beneficial to relative performance. There were no material detractors to the Fund’s performance over the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fldi/TLDIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA U.S. Treasury Bill Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15.00	0.30%

Thornburg Ultra Short Income Fund Tailored Shareholder Report	3/31/25 TH6261

Annual Performance	1 Year	5 Year	10 Year
Ultra Short Income Fund Class I	5.63%	3.61%	2.52%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%
ICE BofA U.S. Treasury Bill Index	5.06%	2.56%	1.89%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$252.1M
Number of Holdings	271
Portfolio Turnover	30.70%
Total Advisory Fee	$0.3M

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
U.S. Government	5.1
AAA	14.6
AA	10.4
A	17.1
BBB	38.1
NR	2.5
Below Invest. Grade	1.9
Cash Equivalents & Other	10.5

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report

Thornburg Limited Term U.S. Government Fund CLASS: A TICKER: LTUSX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A shares underperformed the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s long duration contributed to performance relative to the Index. The Fund’s allocation to collateralized mortgage obligations and mortgage-passthrough securities detracted from relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTUSX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49.00	0.99%

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report	3/31/25 TH6235

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class A (with sales charge)	2.78%	-0.23%	0.62%
Limited Term U.S. Government Fund Class A (without sales charge)	5.14%	0.07%	0.77%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	5.35%	-0.03%	1.36%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$119.4M
Number of Holdings	156
Portfolio Turnover	7.78%
Total Advisory Fee	$0.2M

What did the Fund invest in?

(as of March 31, 2025 )

Types of Holdings	(%)
U.S. Treasury Securities	21.0
U.S. Government Agencies	7.3
Mortgage Backed	63.4
Corporate Bonds	2.3
Cash Equivalents & Other	6.0

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report

Thornburg Limited Term U.S. Government Fund CLASS: C TICKER: LTUCX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class C Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C shares underperformed the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s long duration contributed to performance relative to the Index. The Fund’s allocation to collateralized mortgage obligations and mortgage-passthrough securities detracted from relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTUCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$62.00	1.24%

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report	3/31/25 TH6236

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class C (with sales charge)	4.37%	-0.25%	0.46%
Limited Term U.S. Government Fund Class C (without sales charge)	4.87%	-0.25%	0.46%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	5.35%	-0.03%	1.36%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$119.4M
Number of Holdings	156
Portfolio Turnover	7.78%
Total Advisory Fee	$0.2M

What did the Fund invest in?

(as of March 31, 2025 )

Types of Holdings	(%)
U.S. Treasury Securities	21.0
U.S. Government Agencies	7.3
Mortgage Backed	63.4
Corporate Bonds	2.3
Cash Equivalents & Other	6.0

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report

Thornburg Limited Term U.S. Government Fund CLASS: C2 TICKER: LTUQX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class C2 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C2 shares underperformed the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s long duration contributed to performance relative to the Index. The Fund’s allocation to collateralized mortgage obligations and mortgage-passthrough securities detracted from relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$62.00	1.24%

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report	3/31/25 TH6241

Annual Performance	1 Year
Limited Term U.S. Government Fund Class C2 (with sales charge)	4.22%
Limited Term U.S. Government Fund Class C2 (without sales charge)	4.87%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	5.35%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$119.4M
Number of Holdings	156
Portfolio Turnover	7.78%
Total Advisory Fee	$0.2M

What did the Fund invest in?

(as of March 31, 2025 )

Types of Holdings	(%)
U.S. Treasury Securities	21.0
U.S. Government Agencies	7.3
Mortgage Backed	63.4
Corporate Bonds	2.3
Cash Equivalents & Other	6.0

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report

Thornburg Limited Term U.S. Government Fund CLASS: I TICKER: LTUIX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares underperformed the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s long duration contributed to performance relative to the Index. The Fund’s allocation to collateralized mortgage obligations and mortgage-passthrough securities detracted from relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTUIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33.00	0.67%

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report	3/31/25 TH6237

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class I	5.57%	0.37%	1.08%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	5.35%	-0.03%	1.36%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$119.4M
Number of Holdings	156
Portfolio Turnover	7.78%
Total Advisory Fee	$0.2M

What did the Fund invest in?

(as of March 31, 2025 )

Types of Holdings	(%)
U.S. Treasury Securities	21.0
U.S. Government Agencies	7.3
Mortgage Backed	63.4
Corporate Bonds	2.3
Cash Equivalents & Other	6.0

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report

Thornburg Limited Term U.S. Government Fund CLASS: R3 TICKER: LTURX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class R3 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R3 shares underperformed the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s long duration contributed to performance relative to the Index. The Fund’s allocation to collateralized mortgage obligations and mortgage-passthrough securities detracted from relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTURX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$49.00	0.99%

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report	3/31/25 TH6238

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class R3	5.14%	0.01%	0.71%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	5.35%	-0.03%	1.36%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$119.4M
Number of Holdings	156
Portfolio Turnover	7.78%
Total Advisory Fee	$0.2M

What did the Fund invest in?

(as of March 31, 2025 )

Types of Holdings	(%)
U.S. Treasury Securities	21.0
U.S. Government Agencies	7.3
Mortgage Backed	63.4
Corporate Bonds	2.3
Cash Equivalents & Other	6.0

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report

Thornburg Limited Term U.S. Government Fund CLASS: R4 TICKER: LTUGX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class R4 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R4 shares underperformed the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s long duration contributed to performance relative to the Index. The Fund’s allocation to collateralized mortgage obligations and mortgage-passthrough securities detracted from relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTUGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$49.00	0.99%

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report	3/31/25 TH6239

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class R4	5.15%	-0.00%	0.70%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	5.35%	-0.03%	1.36%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$119.4M
Number of Holdings	156
Portfolio Turnover	7.78%
Total Advisory Fee	$0.2M

What did the Fund invest in?

(as of March 31, 2025 )

Types of Holdings	(%)
U.S. Treasury Securities	21.0
U.S. Government Agencies	7.3
Mortgage Backed	63.4
Corporate Bonds	2.3
Cash Equivalents & Other	6.0

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report

Thornburg Limited Term U.S. Government Fund CLASS: R5 TICKER: LTGRX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class R5 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R5 shares underperformed the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s long duration contributed to performance relative to the Index. The Fund’s allocation to collateralized mortgage obligations and mortgage-passthrough securities detracted from relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTGRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$33.00	0.67%

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report	3/31/25 TH6240

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class R5	5.48%	0.32%	1.03%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	5.35%	-0.03%	1.36%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$119.4M
Number of Holdings	156
Portfolio Turnover	7.78%
Total Advisory Fee	$0.2M

What did the Fund invest in?

(as of March 31, 2025 )

Types of Holdings	(%)
U.S. Treasury Securities	21.0
U.S. Government Agencies	7.3
Mortgage Backed	63.4
Corporate Bonds	2.3
Cash Equivalents & Other	6.0

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term Income Fund Tailored Shareholder Report

Thornburg Limited Term Income Fund CLASS: A TICKER: THIFX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A shares outperformed the Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s short duration contributed to performance relative to the Index. However, this was offset by negative relative returns from the Fund’s allocations to collateralized mortgage obligations and mortgage-passthrough securities.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THIFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government/Credit Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39.00	0.78%

Thornburg Limited Term Income Fund Tailored Shareholder Report	3/31/25 TH6252

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class A (with sales charge)	3.57%	2.06%	2.05%
Limited Term Income Fund Class A (without sales charge)	5.92%	2.36%	2.20%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	5.65%	0.86%	1.81%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$6,259.1M
Number of Holdings	679
Portfolio Turnover	18.81%
Total Advisory Fee	$10.1M

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
U.S. Government	25.9
AAA	20.6
AA	6.2
A	16.1
BBB	20.4
NR	0.9
Below Invest. Grade	0.3
Cash Equivalents & Other	9.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term Income Fund Tailored Shareholder Report

Thornburg Limited Term Income Fund CLASS: C TICKER: THICX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class C Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C shares outperformed the Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s short duration contributed to performance relative to the Index. However, this was offset by negative relative returns from the Fund’s allocations to collateralized mortgage obligations and mortgage-passthrough securities.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THICX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government/Credit Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$52.00	1.03%

Thornburg Limited Term Income Fund Tailored Shareholder Report	3/31/25 TH6253

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class C (with sales charge)	5.16%	2.14%	1.98%
Limited Term Income Fund Class C (without sales charge)	5.66%	2.14%	1.98%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	5.65%	0.86%	1.81%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$6,259.1M
Number of Holdings	679
Portfolio Turnover	18.81%
Total Advisory Fee	$10.1M

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
U.S. Government	25.9
AAA	20.6
AA	6.2
A	16.1
BBB	20.4
NR	0.9
Below Invest. Grade	0.3
Cash Equivalents & Other	9.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term Income Fund Tailored Shareholder Report

Thornburg Limited Term Income Fund CLASS: C2 TICKER: THIQX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class C2 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C2 shares outperformed the Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s short duration contributed to performance relative to the Index. However, this was offset by negative relative returns from the Fund’s allocations to collateralized mortgage obligations and mortgage-passthrough securities.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government/Credit Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$62.00	1.24%

Thornburg Limited Term Income Fund Tailored Shareholder Report	3/31/25 TH6259

Annual Performance	1 Year
Limited Term Income Fund Class C2 (with sales charge)	4.78%
Limited Term Income Fund Class C2 (without sales charge)	5.43%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	5.65%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$6,259.1M
Number of Holdings	679
Portfolio Turnover	18.81%
Total Advisory Fee	$10.1M

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
U.S. Government	25.9
AAA	20.6
AA	6.2
A	16.1
BBB	20.4
NR	0.9
Below Invest. Grade	0.3
Cash Equivalents & Other	9.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term Income Fund Tailored Shareholder Report

Thornburg Limited Term Income Fund CLASS: I TICKER: THIIX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares outperformed the Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s short duration contributed to performance relative to the Index. However, this was offset by negative relative returns from the Fund’s allocations to collateralized mortgage obligations and mortgage-passthrough securities.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THIIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government/Credit Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25.00	0.49%

Thornburg Limited Term Income Fund Tailored Shareholder Report	3/31/25 TH6254

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class I	6.13%	2.65%	2.52%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	5.65%	0.86%	1.81%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$6,259.1M
Number of Holdings	679
Portfolio Turnover	18.81%
Total Advisory Fee	$10.1M

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
U.S. Government	25.9
AAA	20.6
AA	6.2
A	16.1
BBB	20.4
NR	0.9
Below Invest. Grade	0.3
Cash Equivalents & Other	9.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term Income Fund Tailored Shareholder Report

Thornburg Limited Term Income Fund CLASS: R3 TICKER: THIRX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class R3 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R3 shares outperformed the Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s short duration contributed to performance relative to the Index. However, this was offset by negative relative returns from the Fund’s allocations to collateralized mortgage obligations and mortgage-passthrough securities.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THIRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government/Credit Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$50.00	0.99%

Thornburg Limited Term Income Fund Tailored Shareholder Report	3/31/25 TH6255

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class R3	5.68%	2.14%	2.02%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	5.65%	0.86%	1.81%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$6,259.1M
Number of Holdings	679
Portfolio Turnover	18.81%
Total Advisory Fee	$10.1M

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
U.S. Government	25.9
AAA	20.6
AA	6.2
A	16.1
BBB	20.4
NR	0.9
Below Invest. Grade	0.3
Cash Equivalents & Other	9.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term Income Fund Tailored Shareholder Report

Thornburg Limited Term Income Fund CLASS: R4 TICKER: THRIX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class R4 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R4 shares outperformed the Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s short duration contributed to performance relative to the Index. However, this was offset by negative relative returns from the Fund’s allocations to collateralized mortgage obligations and mortgage-passthrough securities.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THRIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government/Credit Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$50.00	0.99%

Thornburg Limited Term Income Fund Tailored Shareholder Report	3/31/25 TH6256

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class R4	5.60%	2.14%	2.02%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	5.65%	0.86%	1.81%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$6,259.1M
Number of Holdings	679
Portfolio Turnover	18.81%
Total Advisory Fee	$10.1M

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
U.S. Government	25.9
AAA	20.6
AA	6.2
A	16.1
BBB	20.4
NR	0.9
Below Invest. Grade	0.3
Cash Equivalents & Other	9.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term Income Fund Tailored Shareholder Report

Thornburg Limited Term Income Fund CLASS: R5 TICKER: THRRX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class R5 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R5 shares outperformed the Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s short duration contributed to performance relative to the Index. However, this was offset by negative relative returns from the Fund’s allocations to collateralized mortgage obligations and mortgage-passthrough securities.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THRRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government/Credit Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$25.00	0.49%

Thornburg Limited Term Income Fund Tailored Shareholder Report	3/31/25 TH6257

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class R5	6.21%	2.67%	2.46%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	5.65%	0.86%	1.81%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$6,259.1M
Number of Holdings	679
Portfolio Turnover	18.81%
Total Advisory Fee	$10.1M

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
U.S. Government	25.9
AAA	20.6
AA	6.2
A	16.1
BBB	20.4
NR	0.9
Below Invest. Grade	0.3
Cash Equivalents & Other	9.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term Income Fund Tailored Shareholder Report

Thornburg Limited Term Income Fund CLASS: R6 TICKER: THRLX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class R6 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R6 shares outperformed the Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s short duration contributed to performance relative to the Index. However, this was offset by negative relative returns from the Fund’s allocations to collateralized mortgage obligations and mortgage-passthrough securities.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THRLX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government/Credit Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$21.00	0.42%

Thornburg Limited Term Income Fund Tailored Shareholder Report	3/31/25 TH6258

Annual Performance	1 Year	5 Year
Limited Term Income Fund Class R6	6.20%	2.72%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	5.65%	0.86%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$6,259.1M
Number of Holdings	679
Portfolio Turnover	18.81%
Total Advisory Fee	$10.1M

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
U.S. Government	25.9
AAA	20.6
AA	6.2
A	16.1
BBB	20.4
NR	0.9
Below Invest. Grade	0.3
Cash Equivalents & Other	9.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Core Plus Bond Fund Tailored Shareholder Report

Thornburg Core Plus Bond Fund CLASS: A TICKER: THCAX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A shares outperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s security selection in corporate bonds, and to a lesser extent, asset-backed securities, contributed to performance relative to the Index. This was partially offset by performance from the Fund’s curve positioning. The Fund’s long-duration position relative to the Index was expressed with an overweight to the 10-year part of the curve, which did not rally to the same magnitude as shorter maturities, where the Fund was underweight, which detracted from Fund performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37.00	0.75%

Thornburg Core Plus Bond Fund Tailored Shareholder Report	3/31/25 TH6322

Annual Performance	1 Year
Core Plus Bond Fund Class A (with sales charge)	0.27%
Core Plus Bond Fund Class A (without sales charge)	4.97%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$147.8M
Number of Holdings	384
Portfolio Turnover	20.35%
Total Advisory Fee	$0.3M

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
U.S. Government	44.8
AAA	11.7
AA	3.7
A	9.8
BBB	17.6
NR	3.1
Below Invest. Grade	8.2
Cash Equivalents & Other	1.2

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Core Plus Bond Fund Tailored Shareholder Report

Thornburg Core Plus Bond Fund CLASS: C TICKER: THCCX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class C Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C shares underperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s security selection in corporate bonds, and to a lesser extent, asset-backed securities, contributed to performance relative to the Index. This was partially offset by performance from the Fund’s curve positioning. The Fund’s long-duration position relative to the Index was expressed with an overweight to the 10-year part of the curve, which did not rally to the same magnitude as shorter maturities, where the Fund was underweight, which detracted from Fund performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75.00	1.50%

Thornburg Core Plus Bond Fund Tailored Shareholder Report	3/31/25 TH6323

Annual Performance	1 Year
Core Plus Bond Fund Class C (with sales charge)	3.11%
Core Plus Bond Fund Class C (without sales charge)	4.11%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$147.8M
Number of Holdings	384
Portfolio Turnover	20.35%
Total Advisory Fee	$0.3M

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
U.S. Government	44.8
AAA	11.7
AA	3.7
A	9.8
BBB	17.6
NR	3.1
Below Invest. Grade	8.2
Cash Equivalents & Other	1.2

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Core Plus Bond Fund Tailored Shareholder Report

Thornburg Core Plus Bond Fund CLASS: I TICKER: THCIX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares outperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s security selection in corporate bonds, and to a lesser extent, asset-backed securities, contributed to performance relative to the Index. This was partially offset by performance from the Fund’s curve positioning. The Fund’s long-duration position relative to the Index was expressed with an overweight to the 10-year part of the curve, which did not rally to the same magnitude as shorter maturities, where the Fund was underweight, which detracted from Fund performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25.00	0.50%

Thornburg Core Plus Bond Fund Tailored Shareholder Report	3/31/25 TH6324

Annual Performance	1 Year
Core Plus Bond Fund Class I	5.28%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$147.8M
Number of Holdings	384
Portfolio Turnover	20.35%
Total Advisory Fee	$0.3M

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
U.S. Government	44.8
AAA	11.7
AA	3.7
A	9.8
BBB	17.6
NR	3.1
Below Invest. Grade	8.2
Cash Equivalents & Other	1.2

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Core Plus Bond Fund Tailored Shareholder Report

Thornburg Core Plus Bond Fund CLASS: R3 TICKER: THCHX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class R3 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R3 shares undperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s security selection in corporate bonds, and to a lesser extent, asset-backed securities, contributed to performance relative to the Index. This was partially offset by performance from the Fund’s curve positioning. The Fund’s long-duration position relative to the Index was expressed with an overweight to the 10-year part of the curve, which did not rally to the same magnitude as shorter maturities, where the Fund was underweight, which detracted from Fund performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCHX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$50.00	1.00%

Thornburg Core Plus Bond Fund Tailored Shareholder Report	3/31/25 TH6325

Annual Performance	1 Year
Core Plus Bond Fund Class R3	4.60%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$147.8M
Number of Holdings	384
Portfolio Turnover	20.35%
Total Advisory Fee	$0.3M

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
U.S. Government	44.8
AAA	11.7
AA	3.7
A	9.8
BBB	17.6
NR	3.1
Below Invest. Grade	8.2
Cash Equivalents & Other	1.2

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Core Plus Bond Fund Tailored Shareholder Report

Thornburg Core Plus Bond Fund CLASS: R4 TICKER: THCEX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class R4 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R4 shares outperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s security selection in corporate bonds, and to a lesser extent, asset-backed securities, contributed to performance relative to the Index. This was partially offset by performance from the Fund’s curve positioning. The Fund’s long-duration position relative to the Index was expressed with an overweight to the 10-year part of the curve, which did not rally to the same magnitude as shorter maturities, where the Fund was underweight, which detracted from Fund performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCEX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$37.00	0.75%

Thornburg Core Plus Bond Fund Tailored Shareholder Report	3/31/25 TH6326

Annual Performance	1 Year
Core Plus Bond Fund Class R4	4.86%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$147.8M
Number of Holdings	384
Portfolio Turnover	20.35%
Total Advisory Fee	$0.3M

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
U.S. Government	44.8
AAA	11.7
AA	3.7
A	9.8
BBB	17.6
NR	3.1
Below Invest. Grade	8.2
Cash Equivalents & Other	1.2

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Core Plus Bond Fund Tailored Shareholder Report

Thornburg Core Plus Bond Fund CLASS: R5 TICKER: THCFX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class R5 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R5 shares outperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s security selection in corporate bonds, and to a lesser extent, asset-backed securities, contributed to performance relative to the Index. This was partially offset by performance from the Fund’s curve positioning. The Fund’s long-duration position relative to the Index was expressed with an overweight to the 10-year part of the curve, which did not rally to the same magnitude as shorter maturities, where the Fund was underweight, which detracted from Fund performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$25.00	0.50%

Thornburg Core Plus Bond Fund Tailored Shareholder Report	3/31/25 TH6327

Annual Performance	1 Year
Core Plus Bond Fund Class R5	5.12%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$147.8M
Number of Holdings	384
Portfolio Turnover	20.35%
Total Advisory Fee	$0.3M

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
U.S. Government	44.8
AAA	11.7
AA	3.7
A	9.8
BBB	17.6
NR	3.1
Below Invest. Grade	8.2
Cash Equivalents & Other	1.2

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Core Plus Bond Fund Tailored Shareholder Report

Thornburg Core Plus Bond Fund CLASS: R6 TICKER: THCSX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class R6 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R6 shares outperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s security selection in corporate bonds, and to a lesser extent, asset-backed securities, contributed to performance relative to the Index. This was partially offset by performance from the Fund’s curve positioning. The Fund’s long-duration position relative to the Index was expressed with an overweight to the 10-year part of the curve, which did not rally to the same magnitude as shorter maturities, where the Fund was underweight, which detracted from Fund performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCSX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$24.00	0.49%

Thornburg Core Plus Bond Fund Tailored Shareholder Report	3/31/25 TH6328

Annual Performance	1 Year
Core Plus Bond Fund Class R6	5.26%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$147.8M
Number of Holdings	384
Portfolio Turnover	20.35%
Total Advisory Fee	$0.3M

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
U.S. Government	44.8
AAA	11.7
AA	3.7
A	9.8
BBB	17.6
NR	3.1
Below Invest. Grade	8.2
Cash Equivalents & Other	1.2

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Strategic Income Fund Tailored Shareholder Report

Thornburg Strategic Income Fund CLASS: A TICKER: TSIAX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Strategic Income Fund Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A shares outperformed the Bloomberg U.S. Universal Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the yield curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s structural short duration contributed to performance relative to the Index. The Fund’s outperformance was further supported by the Fund’s allocations to corporate bonds and mortgage-passthrough securities.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSIAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Universal Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49.00	0.98%

Thornburg Strategic Income Fund Tailored Shareholder Report	3/31/25 TH6271

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class A (with sales charge)	1.23%	3.66%	3.04%
Strategic Income Fund Class A (without sales charge)	6.04%	4.63%	3.51%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%
Bloomberg U.S. Universal Total Return Index Value Unhedged	5.24%	0.32%	1.83%
Thornburg Strategic Income Fund’s Blended Index	5.36%	2.86%	3.18%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$9,592.1M
Number of Holdings	1,177
Portfolio Turnover	12.16%
Total Advisory Fee	$23.9M

What did the Fund invest in?

(as of March 31, 2025 )

Fixed Income Credit Quality	(%)
U.S. Government	27.2
AAA	11.0
AA	3.4
A	10.9
BBB	22.3
BB	13.5
B	3.7
CCC	0.1
D	0.0
NR	4.7
Cash Equivalents & Other	3.2

3.2%
4.7%
0.0%
0.1%
3.7%
27.2%
13.5%
11.0%
22.3%
3.4%
10.9%

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Strategic Income Fund Tailored Shareholder Report

Thornburg Strategic Income Fund CLASS: C TICKER: TSICX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Strategic Income Fund Class C Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C shares outperformed the Bloomberg U.S. Universal Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the yield curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s structural short duration contributed to performance relative to the Index. The Fund’s outperformance was further supported by the Fund’s allocations to corporate bonds and mortgage-passthrough securities.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSICX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Universal Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85.00	1.71%

Thornburg Strategic Income Fund Tailored Shareholder Report	3/31/25 TH6272

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class C (with sales charge)	4.26%	3.87%	2.79%
Strategic Income Fund Class C (without sales charge)	5.26%	3.87%	2.79%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%
Bloomberg U.S. Universal Total Return Index Value Unhedged	5.24%	0.32%	1.83%
Thornburg Strategic Income Fund’s Blended Index	5.36%	2.86%	3.18%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$9,592.1M
Number of Holdings	1,177
Portfolio Turnover	12.16%
Total Advisory Fee	$23.9M

What did the Fund invest in?

(as of March 31, 2025 )

Fixed Income Credit Quality	(%)
U.S. Government	27.2
AAA	11.0
AA	3.4
A	10.9
BBB	22.3
BB	13.5
B	3.7
CCC	0.1
D	0.0
NR	4.7
Cash Equivalents & Other	3.2

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Strategic Income Fund Tailored Shareholder Report

Thornburg Strategic Income Fund CLASS: I TICKER: TSIIX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Strategic Income Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares outperformed the Bloomberg U.S. Universal Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the yield curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s structural short duration contributed to performance relative to the Index. The Fund’s outperformance was further supported by the Fund’s allocations to corporate bonds and mortgage-passthrough securities.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSIIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Universal Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30.00	0.60%

Thornburg Strategic Income Fund Tailored Shareholder Report	3/31/25 TH6273

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class I	6.34%	5.02%	3.89%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%
Bloomberg U.S. Universal Total Return Index Value Unhedged	5.24%	0.32%	1.83%
Thornburg Strategic Income Fund’s Blended Index	5.36%	2.86%	3.18%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$9,592.1M
Number of Holdings	1,177
Portfolio Turnover	12.16%
Total Advisory Fee	$23.9M

What did the Fund invest in?

(as of March 31, 2025 )

Fixed Income Credit Quality	(%)
U.S. Government	27.2
AAA	11.0
AA	3.4
A	10.9
BBB	22.3
BB	13.5
B	3.7
CCC	0.1
D	0.0
NR	4.7
Cash Equivalents & Other	3.2

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Strategic Income Fund Tailored Shareholder Report

Thornburg Strategic Income Fund CLASS: R3 TICKER: TSIRX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Strategic Income Fund Class R3 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R3 shares outperformed the Bloomberg U.S. Universal Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the yield curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s structural short duration contributed to performance relative to the Index. The Fund’s outperformance was further supported by the Fund’s allocations to corporate bonds and mortgage-passthrough securities.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSIRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Universal Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$63.00	1.25%

Thornburg Strategic Income Fund Tailored Shareholder Report	3/31/25 TH6274

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class R3	5.75%	4.34%	3.32%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%
Bloomberg U.S. Universal Total Return Index Value Unhedged	5.24%	0.32%	1.83%
Thornburg Strategic Income Fund’s Blended Index	5.36%	2.86%	3.18%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$9,592.1M
Number of Holdings	1,177
Portfolio Turnover	12.16%
Total Advisory Fee	$23.9M

What did the Fund invest in?

(as of March 31, 2025 )

Fixed Income Credit Quality	(%)
U.S. Government	27.2
AAA	11.0
AA	3.4
A	10.9
BBB	22.3
BB	13.5
B	3.7
CCC	0.1
D	0.0
NR	4.7
Cash Equivalents & Other	3.2

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Strategic Income Fund Tailored Shareholder Report

Thornburg Strategic Income Fund CLASS: R4 TICKER: TSRIX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Strategic Income Fund Class R4 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R4 shares outperformed the Bloomberg U.S. Universal Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the yield curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s structural short duration contributed to performance relative to the Index. The Fund’s outperformance was further supported by the Fund’s allocations to corporate bonds and mortgage-passthrough securities.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSRIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Universal Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$63.00	1.25%

Thornburg Strategic Income Fund Tailored Shareholder Report	3/31/25 TH6275

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class R4	5.75%	4.36%	3.31%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%
Bloomberg U.S. Universal Total Return Index Value Unhedged	5.24%	0.32%	1.83%
Thornburg Strategic Income Fund’s Blended Index	5.36%	2.86%	3.18%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$9,592.1M
Number of Holdings	1,177
Portfolio Turnover	12.16%
Total Advisory Fee	$23.9M

What did the Fund invest in?

(as of March 31, 2025 )

Fixed Income Credit Quality	(%)
U.S. Government	27.2
AAA	11.0
AA	3.4
A	10.9
BBB	22.3
BB	13.5
B	3.7
CCC	0.1
D	0.0
NR	4.7
Cash Equivalents & Other	3.2

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Strategic Income Fund Tailored Shareholder Report

Thornburg Strategic Income Fund CLASS: R5 TICKER: TSRRX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Strategic Income Fund Class R5 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R5 shares outperformed the Bloomberg U.S. Universal Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the yield curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s structural short duration contributed to performance relative to the Index. The Fund’s outperformance was further supported by the Fund’s allocations to corporate bonds and mortgage-passthrough securities.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSRRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Universal Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$30.00	0.60%

Thornburg Strategic Income Fund Tailored Shareholder Report	3/31/25 TH6276

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class R5	6.43%	5.02%	3.90%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%	1.46%
Bloomberg U.S. Universal Total Return Index Value Unhedged	5.24%	0.32%	1.83%
Thornburg Strategic Income Fund’s Blended Index	5.36%	2.86%	3.18%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$9,592.1M
Number of Holdings	1,177
Portfolio Turnover	12.16%
Total Advisory Fee	$23.9M

What did the Fund invest in?

(as of March 31, 2025 )

Fixed Income Credit Quality	(%)
U.S. Government	27.2
AAA	11.0
AA	3.4
A	10.9
BBB	22.3
BB	13.5
B	3.7
CCC	0.1
D	0.0
NR	4.7
Cash Equivalents & Other	3.2

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Strategic Income Fund Tailored Shareholder Report

Thornburg Strategic Income Fund CLASS: R6 TICKER: TSRSX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Strategic Income Fund Class R6 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class R6 shares outperformed the Bloomberg U.S. Universal Total Return Index Value Unhedged (the “Index”) during the 6-month period ended March 31, 2025. Long-term Treasury yields rose through the period as inflationary concerns resurfaced after trade tensions heightened, thereby impacting Fund performance. For the short end of the yield curve, yields fell as talk of future Federal Reserve interest rate cuts reemerged amid growing recession concerns. The Fund’s structural short duration contributed to performance relative to the Index. The Fund’s outperformance was further supported by the Fund’s allocations to corporate bonds and mortgage-passthrough securities.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSRSX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Value Index USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Universal Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$27.00	0.53%

Thornburg Strategic Income Fund Tailored Shareholder Report	3/31/25 TH6277

Annual Performance	1 Year	5 Year
Strategic Income Fund Class R6	6.50%	5.09%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	-0.40%
Bloomberg U.S. Universal Total Return Index Value Unhedged	5.24%	0.32%
Thornburg Strategic Income Fund’s Blended Index	5.36%	2.86%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$9,592.1M
Number of Holdings	1,177
Portfolio Turnover	12.16%
Total Advisory Fee	$23.9M

What did the Fund invest in?

(as of March 31, 2025 )

Fixed Income Credit Quality	(%)
U.S. Government	27.2
AAA	11.0
AA	3.4
A	10.9
BBB	22.3
BB	13.5
B	3.7
CCC	0.1
D	0.0
NR	4.7
Cash Equivalents & Other	3.2

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Short Duration Municipal Fund Tailored Shareholder Report

Thornburg Short Duration Municipal Fund CLASS: A TICKER: TLMAX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Short Duration Municipal Fund Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A shares underperformed the ICE BofA 1-3 Year U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. While underlying municipal credit remained strong, increased uncertainty around federal policy and higher market volatility acted as significant headwinds to Fund performance. Municipal market yields diverged as the Federal Reserve shifted policy during the period, which led to short-term yields experiencing modest declines while long-term yields notably increased. While the divergence in yields was beneficial given the shorter duration bias of the portfolio, it also led to a negative impact from the Fund’s yield curve positioning. The Fund’s allocations to 4- and 5-year maturity bonds not held by the Index were the largest detractor from performance relative to the Index during the period.The Fund’s relative performance benefited from active management with respect to its sector/quality returns thanks to its higher weighting to revenue and A-rated bonds. Specifically, within the revenue sector, multi-family housing bonds were a large contributor to relative performance during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fldm/TLMAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the ICE BofA U.S. Municipal Securities Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 1-3 Year U.S. Municipal Securities Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35.00	0.70%

Thornburg Short Duration Municipal Fund Tailored Shareholder Report	3/31/25 TH6229

Annual Performance	1 Year	5 Year	10 Year
Short Duration Municipal Fund Class A (with sales charge)	1.02%	0.78%	0.72%
Short Duration Municipal Fund Class A (without sales charge)	3.31%	1.09%	0.87%
ICE BofA 1-3 Year U.S. Municipal Securities Index	3.62%	1.50%	1.38%
ICE BofA U.S. Municipal Securities Index	1.44%	1.12%	2.18%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$115.6M
Number of Holdings	126
Portfolio Turnover	21.70%
Total Advisory Fee	$0.2M

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	23.4
AA	29.0
A	33.7
BBB	8.9
NR	4.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	1.0

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Short Duration Municipal Fund Tailored Shareholder Report

Thornburg Short Duration Municipal Fund CLASS: I TICKER: TLMIX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Short Duration Municipal Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares outperformed the ICE BofA 1-3 Year U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. While underlying municipal credit remained strong, increased uncertainty around federal policy and higher market volatility acted as significant headwinds to Fund performance. Municipal market yields diverged as the Federal Reserve shifted policy during the period, which led to short-term yields experiencing modest declines while long-term yields notably increased. While the divergence in yields was beneficial given the shorter duration bias of the portfolio, it also led to a negative impact from the Fund’s yield curve positioning. The Fund’s allocations to 4- and 5-year maturity bonds not held by the Index were the largest detractor from performance relative to the Index during the period.The Fund’s relative performance benefited from active management with respect to its sector/quality returns thanks to its higher weighting to revenue and A-rated bonds. Specifically, within the revenue sector, multi-family housing bonds were a large contributor to relative performance during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fldm/TLMIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the ICE BofA U.S. Municipal Securities Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 1-3 Year U.S. Municipal Securities Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25.00	0.50%

Thornburg Short Duration Municipal Fund Tailored Shareholder Report	3/31/25 TH6230

Annual Performance	1 Year	5 Year	10 Year
Short Duration Municipal Fund Class I	3.52%	1.29%	1.07%
ICE BofA 1-3 Year U.S. Municipal Securities Index	3.62%	1.50%	1.38%
ICE BofA U.S. Municipal Securities Index	1.44%	1.12%	2.18%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$115.6M
Number of Holdings	126
Portfolio Turnover	21.70%
Total Advisory Fee	$0.2M

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	23.4
AA	29.0
A	33.7
BBB	8.9
NR	4.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	1.0

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term Municipal Fund Tailored Shareholder Report

Thornburg Limited Term Municipal Fund CLASS: A TICKER: LTMFX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Limited Term Municipal Fund Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A shares outperformed the ICE BofA 1-10 Year U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. While underlying municipal credit remained strong, increased uncertainty around federal policy and higher market volatility acted as significant headwinds to Fund performance. Municipal market yields diverged as the Federal Reserve shifted policy during the period, which led to short-term yields experiencing modest declines while long-term yields notably increased. While the divergence in yields was beneficial given the shorter duration bias of the portfolio, it also led to a negative impact from the Fund’s yield curve positioning, which was the largest detractor from performance relative to the Index during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/flm/LTMFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the ICE BofA U.S. Municipal Securities Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 1-10 Year U.S. Municipal Securities Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39.00	0.78%

Thornburg Limited Term Municipal Fund Tailored Shareholder Report	3/31/25 TH6225

Annual Performance	1 Year	5 Year	10 Year
Limited Term Municipal Fund Class A (with sales charge)	0.12%	0.55%	0.97%
Limited Term Municipal Fund Class A (without sales charge)	2.41%	0.86%	1.12%
ICE BofA 1-10 Year U.S. Municipal Securities Index	2.42%	1.31%	1.70%
ICE BofA U.S. Municipal Securities Index	1.44%	1.12%	2.18%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$2,270.7M
Number of Holdings	804
Portfolio Turnover	12.56%
Total Advisory Fee	$4.0M

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	12.3
AA	35.1
A	43.7
BBB	4.0
NR	1.9
Below Invest. Grade	0.0
Cash & Cash Equivalent	3.0

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term Municipal Fund Tailored Shareholder Report

Thornburg Limited Term Municipal Fund CLASS: C TICKER: LTMCX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Limited Term Municipal Fund Class C Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C shares underperformed the ICE BofA 1-10 Year U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. While underlying municipal credit remained strong, increased uncertainty around federal policy and higher market volatility acted as significant headwinds to Fund performance. Municipal market yields diverged as the Federal Reserve shifted policy during the period, which led to short-term yields experiencing modest declines while long-term yields notably increased. While the divergence in yields was beneficial given the shorter duration bias of the portfolio, it also led to a negative impact from the Fund’s yield curve positioning, which was the largest detractor from performance relative to the Index during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/flm/LTMCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the ICE BofA U.S. Municipal Securities Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 1-10 Year U.S. Municipal Securities Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$54.00	1.09%

Thornburg Limited Term Municipal Fund Tailored Shareholder Report	3/31/25 TH6226

Annual Performance	1 Year	5 Year	10 Year
Limited Term Municipal Fund Class C (with sales charge)	1.55%	0.58%	0.86%
Limited Term Municipal Fund Class C (without sales charge)	2.05%	0.58%	0.86%
ICE BofA 1-10 Year U.S. Municipal Securities Index	2.42%	1.31%	1.70%
ICE BofA U.S. Municipal Securities Index	1.44%	1.12%	2.18%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$2,270.7M
Number of Holdings	804
Portfolio Turnover	12.56%
Total Advisory Fee	$4.0M

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	12.3
AA	35.1
A	43.7
BBB	4.0
NR	1.9
Below Invest. Grade	0.0
Cash & Cash Equivalent	3.0

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term Municipal Fund Tailored Shareholder Report

Thornburg Limited Term Municipal Fund CLASS: C2 TICKER: LTMQX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Limited Term Municipal Fund Class C2 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C2 shares underperformed the ICE BofA 1-10 Year U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. While underlying municipal credit remained strong, increased uncertainty around federal policy and higher market volatility acted as significant headwinds to Fund performance. Municipal market yields diverged as the Federal Reserve shifted policy during the period, which led to short-term yields experiencing modest declines while long-term yields notably increased. While the divergence in yields was beneficial given the shorter duration bias of the portfolio, it also led to a negative impact from the Fund’s yield curve positioning, which was the largest detractor from performance relative to the Index during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the ICE BofA U.S. Municipal Securities Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 1-10 Year U.S. Municipal Securities Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$62.00	1.24%

Thornburg Limited Term Municipal Fund Tailored Shareholder Report	3/31/25 TH6228

Annual Performance	1 Year
Limited Term Municipal Fund Class C2 (with sales charge)	1.22%
Limited Term Municipal Fund Class C2 (without sales charge)	1.86%
ICE BofA 1-10 Year U.S. Municipal Securities Index	2.42%
ICE BofA U.S. Municipal Securities Index	1.44%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$2,270.7M
Number of Holdings	804
Portfolio Turnover	12.56%
Total Advisory Fee	$4.0M

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	12.3
AA	35.1
A	43.7
BBB	4.0
NR	1.9
Below Invest. Grade	0.0
Cash & Cash Equivalent	3.0

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term Municipal Fund Tailored Shareholder Report

Thornburg Limited Term Municipal Fund CLASS: I TICKER: LTMIX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Limited Term Municipal Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares outperformed the ICE BofA 1-10 Year U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. While underlying municipal credit remained strong, increased uncertainty around federal policy and higher market volatility acted as significant headwinds to Fund performance. Municipal market yields diverged as the Federal Reserve shifted policy during the period, which led to short-term yields experiencing modest declines while long-term yields notably increased. While the divergence in yields was beneficial given the shorter duration bias of the portfolio, it also led to a negative impact from the Fund’s yield curve positioning, which was the largest detractor from performance relative to the Index during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/flm/LTMIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the ICE BofA U.S. Municipal Securities Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 1-10 Year U.S. Municipal Securities Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27.00	0.54%

Thornburg Limited Term Municipal Fund Tailored Shareholder Report	3/31/25 TH6227

Annual Performance	1 Year	5 Year	10 Year
Limited Term Municipal Fund Class I	2.59%	1.08%	1.38%
ICE BofA 1-10 Year U.S. Municipal Securities Index	2.42%	1.31%	1.70%
ICE BofA U.S. Municipal Securities Index	1.44%	1.12%	2.18%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$2,270.7M
Number of Holdings	804
Portfolio Turnover	12.56%
Total Advisory Fee	$4.0M

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	12.3
AA	35.1
A	43.7
BBB	4.0
NR	1.9
Below Invest. Grade	0.0
Cash & Cash Equivalent	3.0

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Intermediate Municipal Fund Tailored Shareholder Report

Thornburg Intermediate Municipal Fund CLASS: A TICKER: THIMX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Intermediate Municipal Fund Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A outperformed the ICE BofA 3-15 Year U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. While underlying municipal credit remained strong, increased uncertainty around federal policy and higher market volatility acted as significant headwinds to Fund performance. Municipal market yields diverged as the Federal Reserve shifted policy during the period, which led to short-term yields experiencing modest declines while long-term yields notably increased. Following Federal Reserve interest rate cuts in late 2024 and a pause in early 2025, the municipal bond market saw long-term yields rise despite falling Treasury yields. As a result, the Fund’s duration and yield curve positioning were detractors from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fim/THIMX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the ICE BofA U.S. Municipal Securities Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 3-15 Year U.S. Municipal Securities Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36.00	0.72%

Thornburg Intermediate Municipal Fund Tailored Shareholder Report	3/31/25 TH6245

Annual Performance	1 Year	5 Year	10 Year
Intermediate Municipal Fund Class A (with sales charge)	-0.22%	0.91%	1.43%
Intermediate Municipal Fund Class A (without sales charge)	1.81%	1.32%	1.64%
ICE BofA 3-15 Year U.S. Municipal Securities Index	1.49%	1.23%	2.05%
ICE BofA U.S. Municipal Securities Index	1.44%	1.12%	2.18%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$1,023.6M
Number of Holdings	487
Portfolio Turnover	16.74%
Total Advisory Fee	$2.3M

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	13.3
AA	33.6
A	38.0
BBB	7.5
NR	3.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	4.6

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Intermediate Municipal Fund Tailored Shareholder Report

Thornburg Intermediate Municipal Fund CLASS: C TICKER: THMCX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Intermediate Municipal Fund Class C Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C shares outperformed the ICE BofA 3-15 Year U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. While underlying municipal credit remained strong, increased uncertainty around federal policy and higher market volatility acted as significant headwinds to Fund performance. Municipal market yields diverged as the Federal Reserve shifted policy during the period, which led to short-term yields experiencing modest declines while long-term yields notably increased. Following Federal Reserve interest rate cuts in late 2024 and a pause in early 2025, the municipal bond market saw long-term yields rise despite falling Treasury yields. As a result, the Fund’s duration and yield curve positioning were detractors from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fim/THMCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the ICE BofA U.S. Municipal Securities Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 3-15 Year U.S. Municipal Securities Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$54.00	1.09%

Thornburg Intermediate Municipal Fund Tailored Shareholder Report	3/31/25 TH6246

Annual Performance	1 Year	5 Year	10 Year
Intermediate Municipal Fund Class C (with sales charge)	0.92%	0.95%	1.28%
Intermediate Municipal Fund Class C (without sales charge)	1.51%	0.95%	1.28%
ICE BofA 3-15 Year U.S. Municipal Securities Index	1.49%	1.23%	2.05%
ICE BofA U.S. Municipal Securities Index	1.44%	1.12%	2.18%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$1,023.6M
Number of Holdings	487
Portfolio Turnover	16.74%
Total Advisory Fee	$2.3M

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	13.3
AA	33.6
A	38.0
BBB	7.5
NR	3.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	4.6

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Intermediate Municipal Fund Tailored Shareholder Report

Thornburg Intermediate Municipal Fund CLASS: C2 TICKER: THMQX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Intermediate Municipal Fund Class C2 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C2 shares outperformed the ICE BofA 3-15 Year U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. While underlying municipal credit remained strong, increased uncertainty around federal policy and higher market volatility acted as significant headwinds to Fund performance. Municipal market yields diverged as the Federal Reserve shifted policy during the period, which led to short-term yields experiencing modest declines while long-term yields notably increased. Following Federal Reserve interest rate cuts in late 2024 and a pause in early 2025, the municipal bond market saw long-term yields rise despite falling Treasury yields. As a result, the Fund’s duration and yield curve positioning were detractors from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the ICE BofA U.S. Municipal Securities Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 3-15 Year U.S. Municipal Securities Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$54.00	1.09%

Thornburg Intermediate Municipal Fund Tailored Shareholder Report	3/31/25 TH6248

Annual Performance	1 Year
Intermediate Municipal Fund Class C2 (with sales charge)	0.79%
Intermediate Municipal Fund Class C2 (without sales charge)	1.43%
ICE BofA 3-15 Year U.S. Municipal Securities Index	1.49%
ICE BofA U.S. Municipal Securities Index	1.44%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$1,023.6M
Number of Holdings	487
Portfolio Turnover	16.74%
Total Advisory Fee	$2.3M

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	13.3
AA	33.6
A	38.0
BBB	7.5
NR	3.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	4.6

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Intermediate Municipal Fund Tailored Shareholder Report

Thornburg Intermediate Municipal Fund CLASS: I TICKER: THMIX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Intermediate Municipal Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares outperformed the ICE BofA 3-15 Year U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. While underlying municipal credit remained strong, increased uncertainty around federal policy and higher market volatility acted as significant headwinds to Fund performance. Municipal market yields diverged as the Federal Reserve shifted policy during the period, which led to short-term yields experiencing modest declines while long-term yields notably increased. Following Federal Reserve interest rate cuts in late 2024 and a pause in early 2025, the municipal bond market saw long-term yields rise despite falling Treasury yields. As a result, the Fund’s duration and yield curve positioning were detractors from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fim/THMIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the ICE BofA U.S. Municipal Securities Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 3-15 Year U.S. Municipal Securities Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24.00	0.48%

Thornburg Intermediate Municipal Fund Tailored Shareholder Report	3/31/25 TH6247

Annual Performance	1 Year	5 Year	10 Year
Intermediate Municipal Fund Class I	2.05%	1.56%	1.90%
ICE BofA 3-15 Year U.S. Municipal Securities Index	1.49%	1.23%	2.05%
ICE BofA U.S. Municipal Securities Index	1.44%	1.12%	2.18%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$1,023.6M
Number of Holdings	487
Portfolio Turnover	16.74%
Total Advisory Fee	$2.3M

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	13.3
AA	33.6
A	38.0
BBB	7.5
NR	3.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	4.6

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Strategic Municipal Income Tailored Shareholder Report

Thornburg Strategic Municipal Income CLASS: A TICKER: TSSAX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Strategic Municipal Income Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. While underlying municipal credit remained strong, increased uncertainty around federal policy and higher market volatility acted as significant headwinds to Fund performance. Municipal market yields diverged as the Federal Reserve shifted policy during the period, which led to short-term yields experiencing modest declines while long-term yields notably increased. Despite the challenges, bond selection within the Fund was the largest positive contributor to performance relative to the Index during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsm/TSSAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the name of the Fund’s broad-based securities market index was changed from the ICE BofA U.S. Municipal Master Index to the ICE BofA U.S. Municipal Securities Index.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40.00	0.81%

Thornburg Strategic Municipal Income Tailored Shareholder Report	3/31/25 TH6249

Annual Performance	1 Year	5 Year	10 Year
Strategic Municipal Income Fund Class A (with sales charge)	0.46%	0.97%	1.46%
Strategic Municipal Income Fund Class A (without sales charge)	2.52%	1.38%	1.67%
ICE BofA U.S. Municipal Securities Index	1.44%	1.12%	2.18%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$364.5M
Number of Holdings	284
Portfolio Turnover	14.75%
Total Advisory Fee	$0.9M

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	9.2
AA	20.3
A	33.4
BBB	18.5
NR	13.2
Below Invest. Grade	1.2
Cash & Cash Equivalent	4.2

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Strategic Municipal Income Tailored Shareholder Report

Thornburg Strategic Municipal Income CLASS: C TICKER: TSSCX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Strategic Municipal Income Class C Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. While underlying municipal credit remained strong, increased uncertainty around federal policy and higher market volatility acted as significant headwinds to Fund performance. Municipal market yields diverged as the Federal Reserve shifted policy during the period, which led to short-term yields experiencing modest declines while long-term yields notably increased. Despite the challenges, bond selection within the Fund was the largest positive contributor to performance relative to the Index during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsm/TSSCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the name of the Fund’s broad-based securities market index was changed from the ICE BofA U.S. Municipal Master Index to the ICE BofA U.S. Municipal Securities Index.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$64.00	1.28%

Thornburg Strategic Municipal Income Tailored Shareholder Report	3/31/25 TH6250

Annual Performance	1 Year	5 Year	10 Year
Strategic Municipal Income Fund Class C (with sales charge)	1.52%	0.91%	1.22%
Strategic Municipal Income Fund Class C (without sales charge)	2.12%	0.91%	1.22%
ICE BofA U.S. Municipal Securities Index	1.44%	1.12%	2.18%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$364.5M
Number of Holdings	284
Portfolio Turnover	14.75%
Total Advisory Fee	$0.9M

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	9.2
AA	20.3
A	33.4
BBB	18.5
NR	13.2
Below Invest. Grade	1.2
Cash & Cash Equivalent	4.2

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Strategic Municipal Income Tailored Shareholder Report

Thornburg Strategic Municipal Income CLASS: I TICKER: TSSIX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Strategic Municipal Income Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. While underlying municipal credit remained strong, increased uncertainty around federal policy and higher market volatility acted as significant headwinds to Fund performance. Municipal market yields diverged as the Federal Reserve shifted policy during the period, which led to short-term yields experiencing modest declines while long-term yields notably increased. Despite the challenges, bond selection within the Fund was the largest positive contributor to performance relative to the Index during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsm/TSSIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the name of the Fund’s broad-based securities market index was changed from the ICE BofA U.S. Municipal Master Index to the ICE BofA U.S. Municipal Securities Index.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29.00	0.59%

Thornburg Strategic Municipal Income Tailored Shareholder Report	3/31/25 TH6251

Annual Performance	1 Year	5 Year	10 Year
Strategic Municipal Income Fund Class I	2.75%	1.60%	1.90%
ICE BofA U.S. Municipal Securities Index	1.44%	1.12%	2.18%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$364.5M
Number of Holdings	284
Portfolio Turnover	14.75%
Total Advisory Fee	$0.9M

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	9.2
AA	20.3
A	33.4
BBB	18.5
NR	13.2
Below Invest. Grade	1.2
Cash & Cash Equivalent	4.2

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg California Limited Term Municipal Fund Tailored Shareholder Report

Thornburg California Limited Term Municipal Fund CLASS: A TICKER: LTCAX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg California Limited Term Municipal Fund Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. Municipal market yields diverged as the Federal Reserve shifted policy, which led to short-term yields experiencing modest declines while long-term yields notably increased.. Underlying municipal credit remained strong; increased uncertainty around federal policy and higher market volatility were significant headwinds to Fund performance. As a result of the volatility and the Fund’s focus on California bonds, security selection and sector/quality returns were the largest detractors of performance relative to the Index. The Fund’s shorter relative duration and yield curve positioning were the largest contributors to relative performance during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fca/LTCAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund changed its benchmark to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37.00	0.74%

Thornburg California Limited Term Municipal Fund Tailored Shareholder Report	3/31/25 TH6231

Annual Performance	1 Year	5 Year	10 Year
California Limited Term Municipal Fund Class A (with sales charge)	-0.24%	0.44%	0.73%
California Limited Term Municipal Fund Class A (without sales charge)	2.08%	0.75%	0.88%
ICE BofA 1-10 Year U.S. Municipal Securities Index	2.42%	1.31%	1.70%
ICE BofA U.S. Municipal Securities Index	1.44%	1.12%	2.18%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$257.9M
Number of Holdings	181
Portfolio Turnover	17.23%
Total Advisory Fee	$0.6M

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	15.5
AA	52.9
A	21.1
BBB	7.6
NR	1.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.1

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg California Limited Term Municipal Fund Tailored Shareholder Report

Thornburg California Limited Term Municipal Fund CLASS: C TICKER: LTCCX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg California Limited Term Municipal Fund Class C Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. Municipal market yields diverged as the Federal Reserve shifted policy, which led to short-term yields experiencing modest declines while long-term yields notably increased.. Underlying municipal credit remained strong; increased uncertainty around federal policy and higher market volatility were significant headwinds to Fund performance. As a result of the volatility and the Fund’s focus on California bonds, security selection and sector/quality returns were the largest detractors of performance relative to the Index. The Fund’s shorter relative duration and yield curve positioning were the largest contributors to relative performance during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fca/LTCCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund changed its benchmark to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$51.00	1.02%

Thornburg California Limited Term Municipal Fund Tailored Shareholder Report	3/31/25 TH6232

Annual Performance	1 Year	5 Year	10 Year
California Limited Term Municipal Fund Class C (with sales charge)	1.21%	0.46%	0.61%
California Limited Term Municipal Fund Class C (without sales charge)	1.71%	0.46%	0.61%
ICE BofA 1-10 Year U.S. Municipal Securities Index	2.42%	1.31%	1.70%
ICE BofA U.S. Municipal Securities Index	1.44%	1.12%	2.18%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$257.9M
Number of Holdings	181
Portfolio Turnover	17.23%
Total Advisory Fee	$0.6M

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	15.5
AA	52.9
A	21.1
BBB	7.6
NR	1.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.1

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg California Limited Term Municipal Fund Tailored Shareholder Report

Thornburg California Limited Term Municipal Fund CLASS: C2 TICKER: LTCQX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg California Limited Term Municipal Fund Class C2 Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class C2 shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. Municipal market yields diverged as the Federal Reserve shifted policy, which led to short-term yields experiencing modest declines while long-term yields notably increased.. Underlying municipal credit remained strong; increased uncertainty around federal policy and higher market volatility were significant headwinds to Fund performance. As a result of the volatility and the Fund’s focus on California bonds, security selection and sector/quality returns were the largest detractors of performance relative to the Index. The Fund’s shorter relative duration and yield curve positioning were the largest contributors to relative performance during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund changed its benchmark to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$51.00	1.02%

Thornburg California Limited Term Municipal Fund Tailored Shareholder Report	3/31/25 TH6234

Annual Performance	1 Year
California Limited Term Municipal Fund Class C2 (with sales charge)	1.15%
California Limited Term Municipal Fund Class C2 (without sales charge)	1.79%
ICE BofA 1-10 Year U.S. Municipal Securities Index	2.42%
ICE BofA U.S. Municipal Securities Index	1.44%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$257.9M
Number of Holdings	181
Portfolio Turnover	17.23%
Total Advisory Fee	$0.6M

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	15.5
AA	52.9
A	21.1
BBB	7.6
NR	1.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.1

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg California Limited Term Municipal Fund Tailored Shareholder Report

Thornburg California Limited Term Municipal Fund CLASS: I TICKER: LTCIX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg California Limited Term Municipal Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. Municipal market yields diverged as the Federal Reserve shifted policy, which led to short-term yields experiencing modest declines while long-term yields notably increased.. Underlying municipal credit remained strong; increased uncertainty around federal policy and higher market volatility were significant headwinds to Fund performance. As a result of the volatility and the Fund’s focus on California bonds, security selection and sector/quality returns were the largest detractors of performance relative to the Index. The Fund’s shorter relative duration and yield curve positioning were the largest contributors to relative performance during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fca/LTCIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund changed its benchmark to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24.00	0.49%

Thornburg California Limited Term Municipal Fund Tailored Shareholder Report	3/31/25 TH6233

Annual Performance	1 Year	5 Year	10 Year
California Limited Term Municipal Fund Class I	2.25%	1.00%	1.15%
ICE BofA 1-10 Year U.S. Municipal Securities Index	2.42%	1.31%	1.70%
ICE BofA U.S. Municipal Securities Index	1.44%	1.12%	2.18%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$257.9M
Number of Holdings	181
Portfolio Turnover	17.23%
Total Advisory Fee	$0.6M

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	15.5
AA	52.9
A	21.1
BBB	7.6
NR	1.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.1

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg New Mexico Intermediate Municipal Fund Tailored Shareholder Report

Thornburg New Mexico Intermediate Municipal Fund CLASS: A TICKER: THNMX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg New Mexico Intermediate Municipal Fund Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. Municipal market yields diverged as the Federal Reserve shifted policy, which led to short-term yields experiencing modest declines while long-term yields notably increased. Underlying municipal credit remained strong; increased uncertainty around federal policy and higher market volatility were significant headwinds to Fund performance. The Fund’s shorter duration and yield curve positioning were the largest contributors to performance relative to the Index during the period. As a result of the volatility and the Fund’s focus on New Mexico bonds, security selection and sector/quality returns were the largest detractors of relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fnm/THNMX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund changed its benchmark to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49.00	0.99%

Thornburg New Mexico Intermediate Municipal Fund Tailored Shareholder Report	3/31/25 TH6242

Annual Performance	1 Year	5 Year	10 Year
New Mexico Intermediate Municipal Fund Class A (with sales charge)	-0.79%	0.04%	0.87%
New Mexico Intermediate Municipal Fund Class A (without sales charge)	1.20%	0.45%	1.08%
ICE BofA 3-15 Year U.S. Municipal Securities Index	1.49%	1.23%	2.05%
ICE BofA U.S. Municipal Securities Index	1.44%	1.12%	2.18%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$88.5M
Number of Holdings	101
Portfolio Turnover	5.77%
Total Advisory Fee	$0.2M

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	44.8
AA	39.4
A	7.1
BBB	8.2
NR	0.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	0.5

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg New Mexico Intermediate Municipal Fund Tailored Shareholder Report

Thornburg New Mexico Intermediate Municipal Fund CLASS: D TICKER: THNDX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg New Mexico Intermediate Municipal Fund Class D Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class D shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. Municipal market yields diverged as the Federal Reserve shifted policy, which led to short-term yields experiencing modest declines while long-term yields notably increased. Underlying municipal credit remained strong; increased uncertainty around federal policy and higher market volatility were significant headwinds to Fund performance. The Fund’s shorter duration and yield curve positioning were the largest contributors to performance relative to the Index during the period. As a result of the volatility and the Fund’s focus on New Mexico bonds, security selection and sector/quality returns were the largest detractors of relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fnm/THNDX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund changed its benchmark to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$62.00	1.24%

Thornburg New Mexico Intermediate Municipal Fund Tailored Shareholder Report	3/31/25 TH6243

Annual Performance	1 Year	5 Year	10 Year
New Mexico Intermediate Municipal Fund Class D	0.87%	0.19%	0.83%
ICE BofA 3-15 Year U.S. Municipal Securities Index	1.49%	1.23%	2.05%
ICE BofA U.S. Municipal Securities Index	1.44%	1.12%	2.18%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$88.5M
Number of Holdings	101
Portfolio Turnover	5.77%
Total Advisory Fee	$0.2M

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	44.8
AA	39.4
A	7.1
BBB	8.2
NR	0.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	0.5

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg New Mexico Intermediate Municipal Fund Tailored Shareholder Report

Thornburg New Mexico Intermediate Municipal Fund CLASS: I TICKER: THNIX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg New Mexico Intermediate Municipal Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. Municipal market yields diverged as the Federal Reserve shifted policy, which led to short-term yields experiencing modest declines while long-term yields notably increased. Underlying municipal credit remained strong; increased uncertainty around federal policy and higher market volatility were significant headwinds to Fund performance. The Fund’s shorter duration and yield curve positioning were the largest contributors to performance relative to the Index during the period. As a result of the volatility and the Fund’s focus on New Mexico bonds, security selection and sector/quality returns were the largest detractors of relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fnm/THNIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund changed its benchmark to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33.00	0.67%

Thornburg New Mexico Intermediate Municipal Fund Tailored Shareholder Report	3/31/25 TH6244

Annual Performance	1 Year	5 Year	10 Year
New Mexico Intermediate Municipal Fund Class I	1.44%	0.77%	1.40%
ICE BofA 3-15 Year U.S. Municipal Securities Index	1.49%	1.23%	2.05%
ICE BofA U.S. Municipal Securities Index	1.44%	1.12%	2.18%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$88.5M
Number of Holdings	101
Portfolio Turnover	5.77%
Total Advisory Fee	$0.2M

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	44.8
AA	39.4
A	7.1
BBB	8.2
NR	0.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	0.5

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg New York Intermediate Municipal Fund Tailored Shareholder Report

Thornburg New York Intermediate Municipal Fund CLASS: A TICKER: THNYX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg New York Intermediate Municipal Fund Class A Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class A shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. Municipal market yields diverged as the Federal Reserve shifted policy, which led to short-term yields experiencing modest declines while long-term yields notably increased. Underlying municipal credit remained strong; increased uncertainty around federal policy and higher market volatility were significant headwinds to Fund performance. The Fund’s shorter duration and yield curve positioning were the largest contributors to performance relative to the Index during the period. As a result of the volatility and the Fund’s focus on New York bonds, security selection and sector/quality returns were the largest detractors of relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fny/THNYX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund changed its benchmark to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49.00	0.99%

Thornburg New York Intermediate Municipal Fund Tailored Shareholder Report	3/31/25 TH6262

Annual Performance	1 Year	5 Year	10 Year
New York Intermediate Municipal Fund Class A (with sales charge)	-0.87%	0.33%	0.95%
New York Intermediate Municipal Fund Class A (without sales charge)	1.19%	0.73%	1.15%
ICE BofA 3-15 Year U.S. Municipal Securities Index	1.49%	1.23%	2.05%
ICE BofA U.S. Municipal Securities Index	1.44%	1.12%	2.18%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$25.7M
Number of Holdings	60
Portfolio Turnover	27.43%
Total Advisory Fee	$37,368

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	13.6
AA	52.7
A	21.5
BBB	7.0
NR	2.4
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.8

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg New York Intermediate Municipal Fund Tailored Shareholder Report

Thornburg New York Intermediate Municipal Fund CLASS: I TICKER: TNYIX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg New York Intermediate Municipal Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. Municipal market yields diverged as the Federal Reserve shifted policy, which led to short-term yields experiencing modest declines while long-term yields notably increased. Underlying municipal credit remained strong; increased uncertainty around federal policy and higher market volatility were significant headwinds to Fund performance. The Fund’s shorter duration and yield curve positioning were the largest contributors to performance relative to the Index during the period. As a result of the volatility and the Fund’s focus on New York bonds, security selection and sector/quality returns were the largest detractors of relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fny/TNYIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund changed its benchmark to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33.00	0.67%

Thornburg New York Intermediate Municipal Fund Tailored Shareholder Report	3/31/25 TH6263

Annual Performance	1 Year	5 Year	10 Year
New York Intermediate Municipal Fund Class I	1.51%	1.05%	1.48%
ICE BofA 3-15 Year U.S. Municipal Securities Index	1.49%	1.23%	2.05%
ICE BofA U.S. Municipal Securities Index	1.44%	1.12%	2.18%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$25.7M
Number of Holdings	60
Portfolio Turnover	27.43%
Total Advisory Fee	$37,368

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	13.6
AA	52.7
A	21.5
BBB	7.0
NR	2.4
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.8

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Emerging Markets Managed Account Fund Tailored Shareholder Report

Thornburg Emerging Markets Managed Account Fund CLASS: SMA TICKER: THMGX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Emerging Markets Managed Account Fund Class SMA Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class SMA shares underperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2025. Overall, global markets were down at the end of the period as tariffs administered by the U.S. elevated developed and emerging markets’ fears of slowing global trade, detracting from Fund performance. The Index was down for the period as the relatively strong U.S. dollar and escalating trade tensions. The largest tariff hurdles were in place for China, along with other major U.S. trade partners, Mexico and Canada, which were also facing higher levies. Sector allocation detracted from Fund performance relative to the Index. Stock selection in industrials and health care positively affected the Fund’s relative performance against the Index, while stock selection in consumer discretionary and consumer staples detracted from relative performance. Only two sectors returned positive absolute performance results for the Index. On a geographic basis, an overweight allocation to the United Arab Emirates and stock selection in Taiwan were the top contributors to Fund performance relative to the Index. Stock selection and underweight allocations to securities in China and overweight allocations to securities in India detracted from the Fund’s relative performance. The Fund is a “completion fund,” meaning that it is intended to be used as part of a broader investment program by certain separately managed account (“SMA”) clients. As it is only a part of an SMA investment program, it is an incomplete representation of the total portfolio. Accordingly, we encourage you to consider the SMA investment program’s performance for the period as a whole.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SMA	$0.00	0.00%

Thornburg Emerging Markets Managed Account Fund Tailored Shareholder Report	3/31/25 TH6329

Annual Performance	1 Year
Emerging Markets Managed Account Fund Class SMA	-5.27%
MSCI Emerging Markets Net Total Return USD Index	8.09%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$1.0M
Number of Holdings	28
Portfolio Turnover	24.37%
Total Advisory Fee	$0

What did the Fund invest in?

(as of March 31, 2025 )

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	12.2
Mid Cap ($2.5-12 B)	29.7
Large Cap (>$12 B)	54.0

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg High Income Bond Managed Account Fund Tailored Shareholder Report

Thornburg High Income Bond Managed Account Fund CLASS: SMA TICKER: THIBX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg High Income Bond Managed Account Fund Class SMA Shares for the period from March 26, 2025 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the period and what affected its performance?

The Fund’s Class SMA shares underperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the period from the Fund’s inception on March 26, 2025 to the period ended March 31, 2025. The Fund is a “completion fund,” meaning that it is intended to be used as part of a broader investment program by certain separately managed account (“SMA”) clients. As it is only a part of an SMA investment program, it is an incomplete representation of the total portfolio. Accordingly, we encourage you to consider the SMA investment program’s performance for the period as a whole.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SMA	$0.00	0.00%

Fund costs may be higher for a full six month period.

Thornburg High Income Bond Managed Account Fund Tailored Shareholder Report	3/31/25 TH6539

Annual Performance	Since Inception (03/26/2025)
High Income Bond Managed Account Fund Class SMA	-0.02%
Bloomberg U.S. Aggregate Total Return Value Index USD	0.71%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$5.0M
Number of Holdings	69
Portfolio Turnover	0.00%
Total Advisory Fee	$0

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
U.S. Government	0.0
AAA	0.9
AA	0.0
A	0.0
BBB	9.0
BB	29.8
B	4.4
CCC	0.0
D	0.0
NR	0.0
Cash Equivalents & Other	55.9

0.0%
0.9%
0.0%
0.0%
9.0%
29.8%
55.9%
4.4%
0.0%
0.0%
0.0%

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since March 26, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Investment Grade Bond Managed Account Fund Tailored Shareholder Report

Thornburg Investment Grade Bond Managed Account Fund CLASS: SMA TICKER: TIGMX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Investment Grade Bond Managed Account Fund Class SMA Shares for the period from March 26, 2025 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the period and what affected its performance?

The Fund’s Class SMA shares underperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the period from the Fund’s inception on March 26, 2025 to the period ended March 31, 2025. The Fund is a “completion fund,” meaning that it is intended to be used as part of a broader investment program by certain separately managed account (“SMA”) clients. As it is only a part of an SMA investment program, it is an incomplete representation of the total portfolio. Accordingly, we encourage you to consider the SMA investment program’s performance for the period as a whole.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SMA	$0.00	0.00%

Fund costs may be higher for a full six month period.

Thornburg Investment Grade Bond Managed Account Fund Tailored Shareholder Report	3/31/25 TH6540

Annual Performance	Since Inception (03/26/2025)
Investment Grade Bond Managed Account Fund Class SMA	0.18%
Bloomberg U.S. Aggregate Total Return Value Index USD	0.71%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$2.0M
Number of Holdings	31
Portfolio Turnover	0.00%
Total Advisory Fee	$0

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
U.S. Government	0.0
AAA	3.0
AA	0.5
A	7.5
BBB	4.9
NR	0.0
Below Invest. Grade	0.0
Cash Equivalents & Other	84.1

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since March 26, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Municipal Managed Account Fund Tailored Shareholder Report

Thornburg Municipal Managed Account Fund CLASS: SMA TICKER: THMMX Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Municipal Managed Account Fund Class SMA Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class SMA shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2025. While underlying municipal credit remained strong, increased uncertainty around federal policy and higher market volatility acted as significant headwinds to Fund performance. Municipal market yields diverged as the U.S. Federal Reserve shifted policy during the period, which led to short-term yields experiencing modest declines while long-term yields notably increased. Following Federal Reserve rate cuts in late 2024 and a pause in early 2025, the municipal bond market saw long-term yields rise despite falling Treasury yields. As a result, the Fund’s yield curve positioning was a detractor from performance relative to the Index. The Fund is a “completion fund,” meaning that it is intended to be used as part of a broader investment program by certain separately managed account (“SMA”) clients. As it is only a part of an SMA investment program, it is an incomplete representation of the total portfolio. Accordingly, we encourage you to consider the SMA investment program’s performance for the period as a whole.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200.

Cumulative Performance

Effective September 30, 2024, the name of the Fund’s broad-based securities market index was changed from the ICE BofA U.S. Municipal Master Index to the ICE BofA U.S. Municipal Securities Index.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SMA	$0.00	0.00%

Thornburg Municipal Managed Account Fund Tailored Shareholder Report	3/31/25 TH6321

Annual Performance	1 Year
Municipal Managed Account Fund Class SMA	3.92%
ICE BofA U.S. Municipal Securities Index	1.44%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$11.7M
Number of Holdings	68
Portfolio Turnover	15.57%
Total Advisory Fee	$0

What did the Fund invest in?

(as of March 31, 2025 )

Credit Quality Ratings	(%)
AAA	16.6
AA	18.1
A	26.0
BBB	23.6
NR	13.4
Below Invest. Grade	0.9
Cash & Cash Equivalent	1.4

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Capital Management Fund Tailored Shareholder Report

Thornburg Capital Management Fund CLASS: I TICKER: N/A Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Capital Management Fund Class I Shares for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund’s Class I shares outperformed the FTSE 1-Month Treasury Bill Local Currency Index (the “Index”) during the 6-month period ended March 31, 2025. Over the reporting period, the Fund accomplished its goal of 'safety of capital' by providing a share price of $10.00 that has not fluctuated since inception. The Fund has matched or beat the Index for all standard time periods since inception. As of March 31, 2025, throughout the life of the strategy, the Fund has never suffered a default on any cash equivalent investment.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200.

Cumulative Performance

Effective September 30, 2024, the Fund changed its benchmark to the ICE Bof A U.S. 1-Month Treasury Bill Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$0.00	0.01%

Thornburg Capital Management Fund Tailored Shareholder Report	3/31/25 TH6343

Annual Performance	1 Year	5 Year
Capital Management Fund Class I	5.26%	2.84%
FTSE 1-Month Treasury Bill Local Currency Index	5.08%	2.61%
ICE BofA U.S. 1-Month Treasury Bill Index	4.97%	2.54%

Key Fund Statistics

(as of March 31, 2025 )

Fund Size (Millions)	$1,878.4M
Number of Holdings	148
Portfolio Turnover	0.00%
Total Advisory Fee	$0

What did the Fund invest in?

(as of March 31, 2025 )

Types of Holdings	(%)
Commercial Paper	97.3
Mutual Fund	0.0
Other Assets Less Liabilities	2.7

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

(b)       Not applicable.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	The schedule of investments for each Fund is filed as part of item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

The following financial statements and financial highlights are attached hereto, in order:

Thornburg Global Opportunities Fund

Thornburg International Equity Fund

Thornburg Better World International Fund

Thornburg International Growth Fund

Thornburg Developing World Fund

Thornburg Small/Mid Cap Core Fund

Thornburg Small/Mid Cap Growth Fund

Thornburg Investment Income Builder Fund

Thornburg Summit Fund

Thornburg Ultra Short Income Fund

Thornburg Limited Term U.S. Government Fund

Thornburg Limited Term Income Fund

Thornburg Core Plus Bond Fund

Thornburg Strategic Income Fund

Thornburg Short Duration Municipal Fund

Thornburg Limited Term Municipal Fund

Thornburg Intermediate Municipal Fund

Thornburg Strategic Municipal Income Fund

Thornburg California Limited Term Municipal Fund

Thornburg New Mexico Intermediate Municipal Fund

Thornburg New York Intermediate Municipal Fund

Thornburg Emerging Markets Managed Account Fund

Thornburg High Income Bond Managed Account Fund

Thornburg Investment Grade Bond Managed Account Fund

Thornburg Municipal Managed Account Fund

Thornburg Capital Management Fund

SEMI-ANNUAL FINANCIAL STATEMENTS | MARCH 31, 2025

THORNBURG FUNDS - ALL CLASSES

Semi-Annual Financial Statements | March 31, 2025

Semi-Annual Financial Statements | 3

Investments carry risks, including possible loss of principal. Additional risks may be associated with investments outside the United States, especially in emerging markets, including currency fluctuations, illiquidity, volatility, and political and economic risks. Investments in small- and mid-capitalization companies may increase the risk of greater price fluctuations. Portfolios investing in bonds have the same interest rate, inflation, and credit risks that are associated with the underlying bonds. The value of bonds will fluctuate relative to changes in interest rates, decreasing when interest rates rise. A short position will lose value as the security’s price increases. Theoretically, the loss on a short sale can be unlimited. Investments in derivatives are subject to the risks associated with the securities or other assets underlying the pool of securities, including illiquidity and difficulty in valuation. Please see the Funds’ prospectus for a discussion of the risks associated with an investment in the Funds. Investments in the Funds are not FDIC insured, nor are they deposits of or guaranteed by a bank or any other entity.

4 | Semi-Annual Financial Statements

Schedule of Investments

Thornburg Global Opportunities Fund | March 31, 2025 (Unaudited)

ISSUER-DESCRIPTION		SHARES	VALUE

	COMMON STOCK — 97.3%

	AUTOMOBILES & COMPONENTS — 1.9%
	Automobiles — 1.9%
	Mercedes-Benz Group AG	400,248	$23,643,314
			23,643,314
	BANKS — 12.6%
	Banks — 12.6%
	Bank of Ireland Group plc	4,174,202	49,319,503
	BNP Paribas SA	682,828	57,070,300
	Citigroup, Inc.	757,574	53,780,178
			160,169,981
	CAPITAL GOODS — 3.8%
	Aerospace & Defense — 1.2%
	L3Harris Technologies, Inc.	72,951	15,269,374
	Building Products — 0.8%
[a]	Builders FirstSource, Inc.	85,214	10,646,637
	Machinery — 1.8%
	Techtronic Industries Co. Ltd.	1,871,669	22,430,595
			48,346,606
	COMMERCIAL & PROFESSIONAL SERVICES — 2.0%
	Professional Services — 2.0%
[a]	CACI International, Inc. Class A	67,141	24,635,376
			24,635,376
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 6.2%
	Broadline Retail — 3.6%
	Alibaba Group Holding Ltd. Sponsored ADR	345,069	45,628,474
	Specialty Retail — 2.6%
	TJX Cos., Inc.	268,386	32,689,415
			78,317,889
	CONSUMER DURABLES & APPAREL — 2.7%
	Household Durables — 2.7%
	Barratt Redrow plc	5,286,792	29,081,822
	Nien Made Enterprise Co. Ltd.	471,347	5,658,286
			34,740,108
	CONSUMER SERVICES — 5.9%
	Hotels, Restaurants & Leisure — 5.9%
	Booking Holdings, Inc.	6,770	31,188,781
	Galaxy Entertainment Group Ltd.	7,439,957	29,075,238
	Round One Corp.	2,313,388	15,213,682
			75,477,701
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.7%
	Consumer Staples Distribution & Retail — 1.7%
	Tesco plc	4,940,190	21,254,092
			21,254,092
	ENERGY — 8.8%
	Oil, Gas & Consumable Fuels — 8.8%
	Reliance Industries Ltd.	2,732,266	40,586,423
	Shell plc	937,260	34,298,632
	TotalEnergies SE	582,028	37,501,767
			112,386,822
	FINANCIAL SERVICES — 5.6%
	Capital Markets — 3.9%
	Charles Schwab Corp.	632,985	49,550,066

See notes to financial statements.	Semi-Annual Financial Statements | 5

Schedule of Investments, Continued

Thornburg Global Opportunities Fund | March 31, 2025 (Unaudited)

ISSUER-DESCRIPTION		SHARES	VALUE

	Consumer Finance — 1.7%
	Capital One Financial Corp.	119,862	$21,491,256
			71,041,322
	FOOD, BEVERAGE & TOBACCO — 1.7%
	Beverages — 1.7%
	Coca-Cola Icecek AS	15,021,297	21,163,055
			21,163,055
	INSURANCE — 2.6%
	Insurance — 2.6%
	NN Group NV	598,131	33,283,433
			33,283,433
	MATERIALS — 3.5%
	Metals & Mining — 3.5%
	Freeport-McMoRan, Inc.	928,662	35,159,143
[a]	Mineral Resources Ltd.	598,705	9,039,867
			44,199,010
	MEDIA & ENTERTAINMENT — 11.1%
	Interactive Media & Services — 11.1%
	Alphabet, Inc. Class A	325,803	50,382,176
	Meta Platforms, Inc. Class A	97,576	56,238,903
	Tencent Holdings Ltd.	537,813	34,364,048
			140,985,127
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 1.3%
	Pharmaceuticals — 1.3%
	Roche Holding AG	50,913	16,756,874
			16,756,874
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.3%
	Semiconductors & Semiconductor Equipment — 3.3%
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,490,853	41,986,867
			41,986,867
	SOFTWARE & SERVICES — 3.8%
	Software — 3.8%
	SAP SE	181,628	48,667,149
			48,667,149
	TECHNOLOGY HARDWARE & EQUIPMENT — 3.3%
	Technology Hardware, Storage & Peripherals — 3.3%
	Samsung Electronics Co. Ltd.	1,069,122	42,385,835
			42,385,835
	TELECOMMUNICATION SERVICES — 15.5%
	Diversified Telecommunication Services — 15.5%
	AT&T, Inc.	1,911,519	54,057,757
	Converge Information & Communications Technology Solutions, Inc.	53,806,615	17,475,664
	Deutsche Telekom AG	775,201	28,620,395
	Orange SA	3,921,897	50,804,773
[a]	Zegona Communications plc	5,429,333	46,509,514
			197,468,103
	TOTAL COMMON STOCK (Cost $755,548,131)		1,236,908,664

6 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Global Opportunities Fund | March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE

	SHORT-TERM INVESTMENTS — 2.2%
[b]	Thornburg Capital Management Fund	2,824,883	$28,248,835
	TOTAL SHORT-TERM INVESTMENTS (Cost $28,248,835)		28,248,835

	TOTAL INVESTMENTS — 99.5% (Cost $783,796,966)		$1,265,157,499

	OTHER ASSETS LESS LIABILITIES — 0.5%		6,667,077

	NET ASSETS — 100.0%		$1,271,824,576

OUTSTANDING FORWARD CURRENCY CONTRACTS TO BUY OR SELL AT MARCH 31, 2025
CONTRACT DESCRIPTION	CONTRACT PARTY*	BUY/SELL	CONTRACT AMOUNT	CONTRACT VALUE DATE	VALUE USD	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION
Euro	BBH	Sell	228,865,800	6/20/2025	248,570,843	$3,158,650	$—
Great Britain Pound	SSB	Sell	23,393,800	6/20/2025	30,216,717	200,276	—
Total						$3,358,926	—
Net unrealized appreciation (depreciation)						$3,358,926

* Counterparties include State Street Bank and Trust Company (“SSB”) and Brown Brothers Harriman & Co. (“BBH”).

Footnote Legend

a	Non-income producing.
b	Investment in Affiliates.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

COUNTRY EXPOSURE *

(percent of equity holdings)

United States	39.3%
France	11.8%
Germany	8.2%
United Kingdom	7.8%
China	6.5%
Ireland	4.0%
Taiwan	3.9%
South Korea	3.4%
India	3.3%
Netherlands	2.7%
Macao	2.3%
Hong Kong	1.8%
Turkey	1.7%
Philippines	1.4%
Japan	1.2%
Australia	0.7%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

See notes to financial statements.	Semi-Annual Financial Statements | 7

Schedule of Investments

Thornburg International Equity Fund | March 31, 2025 (Unaudited)

ISSUER-DESCRIPTION	SHARES	VALUE

COMMON STOCK — 92.7%

BANKS — 7.2%
Banks — 7.2%
BNP Paribas SA	754,467	$63,057,839
ING Groep NV Series N	3,265,969	63,984,568
Mitsubishi UFJ Financial Group, Inc.	6,962,294	94,922,615
		221,965,022
CAPITAL GOODS — 16.1%
Aerospace & Defense — 6.0%
MTU Aero Engines AG	135,462	47,069,316
Rheinmetall AG	39,187	56,073,553
Safran SA	315,867	83,162,505
Construction & Engineering — 2.1%
Ferrovial SE	1,460,460	65,323,041
Electrical Equipment — 5.6%
ABB Ltd.	1,162,499	59,982,537
Mitsubishi Electric Corp.	2,115,437	39,013,455
Schneider Electric SE	321,125	74,130,184
Industrial Conglomerates — 2.4%
Hitachi Ltd.	3,119,766	73,250,242
		498,004,833
COMMERCIAL & PROFESSIONAL SERVICES — 1.9%
Professional Services — 1.9%
Recruit Holdings Co. Ltd.	1,151,069	59,638,297
		59,638,297
CONSUMER DURABLES & APPAREL — 4.9%
Household Durables — 2.9%
Sony Group Corp.	3,490,853	88,329,015
Textiles, Apparel & Luxury Goods — 2.0%
LVMH Moet Hennessy Louis Vuitton SE	101,756	63,015,267
		151,344,282
CONSUMER SERVICES — 2.6%
Hotels, Restaurants & Leisure — 2.6%
Galaxy Entertainment Group Ltd.	20,216,567	79,006,036
		79,006,036
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.2%
Consumer Staples Distribution & Retail — 1.2%
Alimentation Couche-Tard, Inc.	738,184	36,405,211
		36,405,211
ENERGY — 4.4%
Oil, Gas & Consumable Fuels — 4.4%
Shell plc	1,088,361	39,828,108
TotalEnergies SE	1,512,804	97,474,389
		137,302,497
FINANCIAL SERVICES — 4.3%
Capital Markets — 4.3%
B3 SA - Brasil Bolsa Balcao	23,019,559	48,972,206
Hong Kong Exchanges & Clearing Ltd.	1,215,239	54,058,941
Japan Exchange Group, Inc.	3,016,544	31,043,025
		134,074,172
FOOD, BEVERAGE & TOBACCO — 1.9%
Beverages — 0.9%
Diageo plc	1,086,377	28,389,881

8 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg International Equity Fund | March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE

	Food Products — 1.0%
	Danone SA	404,284	$30,921,748
			59,311,629
	HEALTH CARE EQUIPMENT & SERVICES — 2.0%
	Health Care Equipment & Supplies — 2.0%
	Alcon AG	662,191	62,861,792
			62,861,792
	HOUSEHOLD & PERSONAL PRODUCTS — 2.5%
	Personal Care Products — 2.5%
	L’Oreal SA	206,987	76,935,550
			76,935,550
	INSURANCE — 4.8%
	Insurance — 4.8%
	Generali	1,642,992	57,716,789
	NN Group NV	1,632,267	90,828,681
			148,545,470
	MATERIALS — 6.3%
	Chemicals — 4.5%
	Air Liquide SA	267,677	50,843,926
	Linde plc	188,179	87,989,986
	Metals & Mining — 1.8%
	Freeport-McMoRan, Inc.	1,312,491	49,690,909
	Glencore plc	1,998,845	7,316,026
			195,840,847
	MEDIA & ENTERTAINMENT — 1.1%
	Interactive Media & Services — 1.1%
[a]	Kanzhun Ltd. ADR	1,715,143	32,879,291
			32,879,291
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 4.7%
	Life Sciences Tools & Services — 0.3%
	Stevanato Group SpA	417,396	8,523,226
	Pharmaceuticals — 4.4%
	AstraZeneca plc	394,284	57,898,496
	Roche Holding AG	242,955	79,963,196
			146,384,918
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
	Semiconductors & Semiconductor Equipment — 2.8%
	Disco Corp.	75,331	15,384,216
	NVIDIA Corp.	146,342	15,860,546
	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	336,954	55,934,364
			87,179,126
	SOFTWARE & SERVICES — 3.5%
	Software — 3.5%
	Constellation Software, Inc.	16,647	52,719,877
	SAP SE	204,900	54,902,872
			107,622,749
	TECHNOLOGY HARDWARE & EQUIPMENT — 4.4%
	Electronic Equipment, Instruments & Components — 1.7%
	Keyence Corp.	136,603	53,713,647
	Technology Hardware, Storage & Peripherals — 2.7%
	Samsung Electronics Co. Ltd.	2,080,215	82,471,084
			136,184,731

See notes to financial statements.	Semi-Annual Financial Statements | 9

Schedule of Investments, Continued

Thornburg International Equity Fund | March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE

	TELECOMMUNICATION SERVICES — 3.2%
	Diversified Telecommunication Services — 3.2%
	Internet Initiative Japan, Inc.	848,808	$14,759,472
	Orange SA	6,364,670	82,448,777
			97,208,249
	TRANSPORTATION — 3.9%
	Air Freight & Logistics — 1.3%
	Deutsche Post AG	896,686	38,497,649
	Ground Transportation — 2.6%
	Canadian Pacific Kansas City Ltd.	1,158,369	81,329,088
			119,826,737
	UTILITIES — 9.0%
	Electric Utilities — 6.2%
	Endesa SA	2,280,834	60,452,135
	Enel SpA	8,772,378	71,164,158
	Iberdrola SA	3,777,457	60,998,656
	Multi-Utilities — 2.8%
	E.ON SE	5,613,432	84,733,249
			277,348,198
	TOTAL COMMON STOCK (Cost $2,085,183,525)		2,865,869,637

	WARRANT — 0.0%

	SOFTWARE & SERVICES — 0.0%
	Software — 0.0%
[a,b]	Constellation Software, Inc., 3/31/2040	16,647	1
			1
	TOTAL WARRANTS (Cost $0)		1

	SHORT-TERM INVESTMENTS — 6.5%

[c]	Thornburg Capital Management Fund	20,231,328	202,313,276
	TOTAL SHORT-TERM INVESTMENTS (Cost $202,313,276)		202,313,276

	TOTAL INVESTMENTS — 99.2% (Cost $2,287,496,801)		$3,068,182,914

	OTHER ASSETS LESS LIABILITIES — 0.8%		23,274,679

	NET ASSETS — 100.0%		$3,091,457,593

Footnote Legend

a	Non-income producing.

b	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.

c	Investment in Affiliates.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

10 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg International Equity Fund | March 31, 2025 (Unaudited)

COUNTRY EXPOSURE *

(percent of equity holdings)

France	19.1%
United States	16.6%
Japan	16.4%
Germany	9.8%
Canada	5.9%
Netherlands	5.4%
Italy	4.8%
Spain	4.2%
United Kingdom	3.0%
South Korea	2.9%
Macao	2.8%
Switzerland	2.1%
Taiwan	2.0%
Hong Kong	1.9%
Brazil	1.7%
China	1.1%
Australia	0.3%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

See notes to financial statements.	Semi-Annual Financial Statements | 11

Schedule of Investments
Thornburg Better World International Fund | March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE

	COMMON STOCK — 94.8%

	BANKS — 6.4%
	Banks — 6.4%
	BNP Paribas SA	190,641	$15,933,645
	Mitsubishi UFJ Financial Group, Inc.	1,059,577	14,446,075
			30,379,720
	CAPITAL GOODS — 11.8%
	Electrical Equipment — 7.3%
	ABB Ltd.	218,654	11,282,093
	Mitsubishi Electric Corp.	584,800	10,785,038
	Schneider Electric SE	52,969	12,227,642
	Industrial Conglomerates — 2.8%
	Hitachi Ltd.	569,700	13,376,216
	Machinery — 1.7%
	FANUC Corp.	304,300	8,290,880
			55,961,869
	COMMERCIAL & PROFESSIONAL SERVICES — 7.3%
	Commercial Services & Supplies — 4.9%
	Elis SA	456,825	10,202,072
	Waste Connections, Inc.	66,622	13,003,948
	Professional Services — 2.4%
	Recruit Holdings Co. Ltd.	160,000	8,289,796
[a]	Visional, Inc.	58,100	2,933,494
			34,429,310
	CONSUMER DURABLES & APPAREL — 9.0%
	Household Durables — 4.6%
	Barratt Redrow plc	1,432,638	7,880,720
	Sony Group Corp.	547,717	13,858,877
	Textiles, Apparel & Luxury Goods — 4.4%
[a]	Amer Sports, Inc.	289,373	7,734,940
	LVMH Moet Hennessy Louis Vuitton SE	21,272	13,173,285
			42,647,822
	CONSUMER SERVICES — 1.5%
	Hotels, Restaurants & Leisure — 1.5%
	Compass Group plc	215,967	7,143,383
			7,143,383
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 4.1%
	Consumer Staples Distribution & Retail — 4.1%
	Alimentation Couche-Tard, Inc.	214,996	10,603,013
	Costco Wholesale Corp.	9,352	8,844,935
			19,447,948
	FINANCIAL SERVICES — 8.6%
	Capital Markets — 8.6%
	B3 SA - Brasil Bolsa Balcao	3,857,350	8,206,193
	Deutsche Boerse AG	25,010	7,379,440
	Hong Kong Exchanges & Clearing Ltd.	181,300	8,064,986
	Japan Exchange Group, Inc.	804,100	8,274,932
	Marex Group plc	246,942	8,721,992
			40,647,543
	FOOD, BEVERAGE & TOBACCO — 2.9%
	Food Products — 2.9%
	Danone SA	178,271	13,635,095
			13,635,095

12 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued
Thornburg Better World International Fund | March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE

	HEALTH CARE EQUIPMENT & SERVICES — 4.4%
	Health Care Equipment & Supplies — 4.0%
	Alcon AG	161,044	$15,280,660
	EssilorLuxottica SA	13,007	3,748,207
	Health Care Technology — 0.4%
	Pro Medicus Ltd.	13,861	1,754,462
			20,783,329
	HOUSEHOLD & PERSONAL PRODUCTS — 3.1%
	Personal Care Products — 3.1%
	L’Oreal SA	39,476	14,672,940
			14,672,940
	INSURANCE — 1.5%
	Insurance — 1.5%
	AXA SA	166,435	7,111,058
			7,111,058
	MATERIALS — 3.3%
	Chemicals — 3.3%
	Linde plc	33,032	15,445,322
			15,445,322
	MEDIA & ENTERTAINMENT — 1.2%
	Entertainment — 0.2%
	Walt Disney Co.	12,336	1,217,563
	Interactive Media & Services — 1.0%
[a]	Kanzhun Ltd. ADR	238,989	4,581,419
			5,798,982
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 4.6%
	Life Sciences Tools & Services — 1.8%
	Lonza Group AG	5,627	3,476,190
	Stevanato Group SpA	255,322	5,213,675
	Pharmaceuticals — 2.8%
	AstraZeneca plc	45,213	6,639,287
	Roche Holding AG	19,605	6,452,547
			21,781,699
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.0%
	Semiconductors & Semiconductor Equipment — 2.0%
	ASML Holding NV	7,730	5,115,506
	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	26,909	4,466,894
			9,582,400
	SOFTWARE & SERVICES — 4.7%
	Software — 4.7%
	Constellation Software, Inc.	2,266	7,176,262
[a]	Nebius Group NV Class A	103,823	2,191,704
	SAP SE	47,686	12,777,444
			22,145,410
	TECHNOLOGY HARDWARE & EQUIPMENT — 4.6%
	Electronic Equipment, Instruments & Components — 1.5%
	Keyence Corp.	18,300	7,195,741
	Technology Hardware, Storage & Peripherals — 3.1%
	Samsung Electronics Co. Ltd.	362,536	14,372,907
			21,568,648
	TELECOMMUNICATION SERVICES — 3.5%
	Diversified Telecommunication Services — 3.5%
	Internet Initiative Japan, Inc.	555,200	9,654,078
	Orange SA	510,153	6,608,590
			16,262,668

See notes to financial statements.	Semi-Annual Financial Statements | 13

Schedule of Investments, Continued
Thornburg Better World International Fund | March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE

	TRANSPORTATION — 3.1%
	Air Freight & Logistics — 0.2%
	Deutsche Post AG	28,657	$1,230,338
	Ground Transportation — 2.9%
	Canadian Pacific Kansas City Ltd.	193,409	13,579,246
			14,809,584
	UTILITIES — 7.2%
	Electric Utilities — 7.2%
	Endesa SA	376,973	9,991,443
	Enel SpA	1,719,906	13,952,392
	Iberdrola SA	618,446	9,986,712
			33,930,547
	TOTAL COMMON STOCK (Cost $372,676,292)		448,185,277

	WARRANT — 0.0%

	SOFTWARE & SERVICES — 0.0%
	Software — 0.0%
[a,b]	Constellation Software, Inc., 3/31/2040	6,276	1
			1
	TOTAL WARRANTS (Cost $0)		1

	SHORT-TERM INVESTMENTS — 4.5%
[c]	Thornburg Capital Management Fund	2,138,210	21,382,104
	TOTAL SHORT-TERM INVESTMENTS (Cost $21,382,104)		21,382,104

	TOTAL INVESTMENTS — 99.3% (Cost $394,058,396)		$469,567,382

	OTHER ASSETS LESS LIABILITIES — 0.7%		3,112,405

	NET ASSETS — 100.0%		$472,679,787

Footnote Legend

a	Non-income producing.
b	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
c	Investment in Affiliates.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

14 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued
Thornburg Better World International Fund | March 31, 2025 (Unaudited)

COUNTRY EXPOSURE *
(percent of equity holdings)

Japan	21.7%
France	19.0%
United States	16.2%
Canada	7.0%
United Kingdom	6.8%
Germany	4.8%
Spain	4.4%
Italy	4.3%
Switzerland	3.3%
South Korea	3.2%
Brazil	1.8%
Hong Kong	1.8%
Finland	1.7%
Netherlands	1.6%
China	1.0%
Taiwan	1.0%
Australia	0.4%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

See notes to financial statements.	Semi-Annual Financial Statements | 15

Schedule of Investments

Thornburg International Growth Fund | March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE

	COMMON STOCK — 98.4%

	AUTOMOBILES & COMPONENTS — 2.9%
	Automobiles — 2.9%
	Ferrari NV	47,380	$20,272,954
			20,272,954
	BANKS — 1.2%
	Banks — 1.2%
[a]	NU Holdings Ltd. Class A	832,021	8,519,895
			8,519,895
	CAPITAL GOODS — 3.1%
	Electrical Equipment — 1.0%
	Schneider Electric SE	28,200	6,509,836
	Trading Companies & Distributors — 2.1%
	Diploma plc	292,080	14,621,305
			21,131,141
	COMMERCIAL & PROFESSIONAL SERVICES — 1.8%
	Professional Services — 1.8%
	Wolters Kluwer NV	81,920	12,754,630
			12,754,630
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 3.3%
	Broadline Retail — 3.3%
[a]	MercadoLibre, Inc.	11,691	22,807,621
			22,807,621
	CONSUMER DURABLES & APPAREL — 1.9%
	Textiles, Apparel & Luxury Goods — 1.9%
	Brunello Cucinelli SpA	86,181	9,900,666
	Kalyan Jewellers India Ltd.	651,000	3,521,898
			13,422,564
	CONSUMER SERVICES — 1.8%
	Hotels, Restaurants & Leisure — 1.8%
[a]	Flutter Entertainment plc	55,730	12,346,981
			12,346,981
	FINANCIAL SERVICES — 12.6%
	Capital Markets — 7.7%
	Deutsche Boerse AG	74,938	22,111,175
	Hong Kong Exchanges & Clearing Ltd.	619,500	27,557,965
	Marex Group plc	102,297	3,613,130
	Financial Services — 4.9%
	Mastercard, Inc. Class A	61,549	33,736,238
			87,018,508
	HEALTH CARE EQUIPMENT & SERVICES — 5.6%
	Health Care Equipment & Supplies — 5.6%
	Alcon AG	219,562	20,833,141
	Hoya Corp.	155,900	17,594,624
			38,427,765
	HOUSEHOLD & PERSONAL PRODUCTS — 4.6%
	Personal Care Products — 4.6%
	Beiersdorf AG	164,100	21,199,073
	L’Oreal SA	28,484	10,587,294
			31,786,367

16 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued
Thornburg International Growth Fund | March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE

	INSURANCE — 1.4%
	Insurance — 1.4%
[a]	PB Fintech Ltd.	521,892	$9,645,324
			9,645,324
	MATERIALS — 4.4%
	Chemicals — 3.5%
	Air Liquide SA	127,216	24,164,052
	Metals & Mining — 0.9%
	Teck Resources Ltd. Class B	172,864	6,296,884
			30,460,936
	MEDIA & ENTERTAINMENT — 13.5%
	Entertainment — 3.4%
[a]	Sea Ltd. ADR	178,164	23,248,621
	Interactive Media & Services — 8.1%
	Hemnet Group AB	398,008	13,200,639
	Tencent Holdings Ltd.	665,900	42,548,282
	Media — 2.0%
	Schibsted ASA Class A	526,598	14,191,195
			93,188,737
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 15.3%
	Biotechnology — 2.3%
[a,b]	BioArctic AB Class B	292,236	5,384,593
	CSL Ltd.	64,797	10,198,351
	Life Sciences Tools & Services — 4.3%
[a]	ICON plc ADR	46,082	8,063,889
	Lonza Group AG	34,920	21,572,518
	Pharmaceuticals — 8.7%
	AstraZeneca plc	220,402	32,364,854
	Novo Nordisk AS Sponsored ADR	402,442	27,945,573
			105,529,778
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.3%
	Semiconductors & Semiconductor Equipment — 14.3%
[a]	Advanced Micro Devices, Inc.	73,558	7,557,349
	ASM International NV	18,727	8,533,762
	ASML Holding NV	25,701	17,008,231
	BE Semiconductor Industries NV	87,531	9,147,549
	Disco Corp.	39,000	7,964,641
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,718,219	48,390,171
			98,601,703
	SOFTWARE & SERVICES — 5.4%
	Information Technology Services — 4.6%
[a]	Globant SA	69,917	8,230,629
	Nomura Research Institute Ltd.	535,000	17,415,508
[a]	Shopify, Inc. Class A	64,232	6,126,770
	Software — 0.8%
[a]	Money Forward, Inc.	193,300	5,198,833
			36,971,740
	TECHNOLOGY HARDWARE & EQUIPMENT — 2.0%
	Electronic Equipment, Instruments & Components — 2.0%
	Keyence Corp.	35,919	14,123,705
			14,123,705
	UTILITIES — 3.3%
	Multi-Utilities — 3.3%
	E.ON SE	1,489,084	22,477,323
			22,477,323
	TOTAL COMMON STOCK (Cost $471,248,663)		679,487,672

See notes to financial statements.	Semi-Annual Financial Statements | 17

Schedule of Investments, Continued
Thornburg International Growth Fund | March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE

	SHORT-TERM INVESTMENTS — 1.1%
[c]	Thornburg Capital Management Fund	737,022	$7,370,221
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,370,221)		7,370,221

	TOTAL INVESTMENTS — 99.5% (Cost $478,618,884)		$686,857,893

	OTHER ASSETS LESS LIABILITIES — 0.5%		3,292,615

	NET ASSETS — 100.0%		$690,150,508

Footnote Legend

a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $5,384,593, representing 0.78% of the Fund’s net assets.
c	Investment in Affiliates.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

COUNTRY EXPOSURE *

(percent of equity holdings)

United States	14.0%
Germany	9.7%
United Kingdom	9.3%
Japan	9.2%
Taiwan	7.1%
Netherlands	7.0%
China	6.3%
France	5.1%
Brazil	4.6%
Italy	4.4%
Denmark	4.1%
Hong Kong	4.1%
Singapore	3.4%
Switzerland	3.2%
Sweden	2.7%
Norway	2.1%
India	1.9%
Canada	1.8%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

18 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments
Thornburg Developing World Fund | March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE

	COMMON STOCK — 95.3%

	AUTOMOBILES & COMPONENTS — 1.2%
	Automobiles — 1.2%
	Kia Corp.	106,369	$6,727,697
			6,727,697

	BANKS — 13.9%
	Banks — 13.9%
	Al Rajhi Bank	238,604	6,476,973
	Bank Rakyat Indonesia Persero Tbk. PT	24,126,700	5,832,194
	China Construction Bank Corp. Class H	20,977,500	18,589,516
	Credicorp Ltd.	32,803	6,106,606
	Grupo Financiero Banorte SAB de CV Class O	968,759	6,725,856
	ICICI Bank Ltd.	717,142	11,269,124
	KB Financial Group, Inc.	129,498	7,019,272
	Piraeus Financial Holdings SA	1,322,164	7,264,943
	SCB X PCL	1,883,957	6,846,966
			76,131,450
	CAPITAL GOODS — 2.0%
	Aerospace & Defense — 0.9%
	LIG Nex1 Co. Ltd.	28,907	4,921,094
	Machinery — 1.1%
	Techtronic Industries Co. Ltd.	499,000	5,980,153
			10,901,247
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 14.2%
	Broadline Retail — 12.9%
	Alibaba Group Holding Ltd.	1,234,500	20,425,996
[a]	MercadoLibre, Inc.	3,286	6,410,559
	Naspers Ltd. Class N	151,458	37,560,148
[a]	PDD Holdings, Inc. ADR	54,249	6,420,369
	Specialty Retail — 1.3%
	K Car Co. Ltd.	829,218	7,296,849
			78,113,921
	CONSUMER DURABLES & APPAREL — 2.9%
	Household Durables — 1.0%
	Nien Made Enterprise Co. Ltd.	468,511	5,624,241
	Textiles, Apparel & Luxury Goods — 1.9%
	Kalyan Jewellers India Ltd.	1,908,423	10,324,534
			15,948,775
	CONSUMER SERVICES — 4.0%
	Hotels, Restaurants & Leisure — 4.0%
[a,b]	Meituan Class B	416,700	8,385,031
	Trip.com Group Ltd. ADR	129,258	8,218,224
[a]	Zomato Ltd.	2,258,632	5,292,574
			21,895,829
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.5%
	Consumer Staples Distribution & Retail — 3.5%
	BIM Birlesik Magazalar AS	426,062	5,145,172
[a,b]	Dino Polska SA	57,841	6,751,278
[a]	Zabka Group SA	1,367,480	7,325,894
			19,222,344
	ENERGY — 4.6%
	Energy Equipment & Services — 0.9%
	ADNOC Drilling Co. PJSC	3,765,134	5,268,933

See notes to financial statements.	Semi-Annual Financial Statements | 19

Schedule of Investments, Continued
Thornburg Developing World Fund | March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE

	Oil, Gas & Consumable Fuels — 3.7%
[a]	PRIO SA	896,293	$6,251,253
	Reliance Industries Ltd.	621,662	9,234,473
[a]	Vista Energy SAB de CV ADR	101,404	4,721,370
			25,476,029
	FINANCIAL SERVICES — 5.8%
	Capital Markets — 3.5%
	360 ONE WAM Ltd.	518,410	5,763,509
	Hong Kong Exchanges & Clearing Ltd.	167,600	7,455,553
	Saudi Tadawul Group Holding Co.	113,447	6,166,480
	Financial Services — 2.3%
	FirstRand Ltd.	1,385,548	5,444,952
[b]	Home First Finance Co. India Ltd.	587,468	6,918,472
			31,748,966
	FOOD, BEVERAGE & TOBACCO — 5.1%
	Beverages — 3.7%
	Kweichow Moutai Co. Ltd. Class A	31,595	6,805,196
	Varun Beverages Ltd.	2,157,017	13,582,763
	Food Products — 1.4%
	China Mengniu Dairy Co. Ltd.	3,081,200	7,610,327
			27,998,286
	HEALTH CARE EQUIPMENT & SERVICES — 1.6%
	Health Care Providers & Services — 1.6%
	Max Healthcare Institute Ltd.	669,147	8,598,271
			8,598,271
	HOUSEHOLD & PERSONAL PRODUCTS — 1.3%
	Personal Care Products — 1.3%
	Proya Cosmetics Co. Ltd. Class A	609,009	6,941,913
			6,941,913
	INSURANCE — 2.7%
	Insurance — 2.7%
	Fubon Financial Holding Co. Ltd.	2,600,065	6,760,884
	Ping An Insurance Group Co. of China Ltd. Class H	1,378,400	8,227,602
			14,988,486
	REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.1%
	Real Estate Management & Development — 2.1%
	Corp. Inmobiliaria Vesta SAB de CV ADR	245,596	5,602,045
[b]	Macrotech Developers Ltd.	404,090	5,643,046
			11,245,091
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 15.0%
	Semiconductors & Semiconductor Equipment — 15.0%
	MediaTek, Inc.	188,000	8,102,884
	SK Hynix, Inc.	137,713	18,357,965
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,990,625	56,061,936
			82,522,785
	SOFTWARE & SERVICES — 2.0%
	Information Technology Services — 2.0%
	Tata Consultancy Services Ltd.	262,543	11,037,694
			11,037,694
	TECHNOLOGY HARDWARE & EQUIPMENT — 4.1%
	Electronic Equipment, Instruments & Components — 1.9%
	Hon Hai Precision Industry Co. Ltd.	1,164,000	5,250,557
	Lotes Co. Ltd.	122,300	5,174,700

20 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued
Thornburg Developing World Fund | March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE

	Technology Hardware, Storage & Peripherals — 2.2%
	Samsung Electronics Co. Ltd.	305,549	$12,113,631
			22,538,888
	TELECOMMUNICATION SERVICES — 2.2%
	Diversified Telecommunication Services — 2.2%
	Converge Information & Communications Technology Solutions, Inc.	37,887,634	12,305,393
			12,305,393
	TRANSPORTATION — 5.0%
	Ground Transportation — 1.0%
	Full Truck Alliance Co. Ltd. ADR	436,514	5,574,284
	Transportation Infrastructure — 4.0%
	Adani Ports & Special Economic Zone Ltd.	786,389	10,805,712
	Jiangsu Expressway Co. Ltd. Class H	4,881,000	5,801,160
	Salik Co. PJSC	3,995,282	5,453,551
			27,634,707
	UTILITIES — 2.1%
	Electric Utilities — 1.0%
	Tenaga Nasional Bhd.	1,752,899	5,294,821
	Gas Utilities — 1.1%
	China Resources Gas Group Ltd.	1,991,500	5,941,226
			11,236,047
	TOTAL COMMON STOCK (Cost $403,740,789)		523,213,819

	PREFERRED STOCK — 2.8%

	BANKS — 1.7%
	Banks — 1.7%
	Itau Unibanco Holding SA 7.614%	1,654,866	9,108,875
			9,108,875
	ENERGY — 1.1%
	Oil, Gas & Consumable Fuels — 1.1%
	Petroleo Brasileiro SA 16.557%	940,482	6,124,353
			6,124,353
	TOTAL PREFERRED STOCK (Cost $14,542,312)		15,233,228

	SHORT-TERM INVESTMENTS — 2.4%
[c]	Thornburg Capital Management Fund	1,304,728	13,047,279
	TOTAL SHORT-TERM INVESTMENTS (Cost $13,047,279)		13,047,279

	TOTAL INVESTMENTS — 100.5% (Cost $431,330,380)		$551,494,326

	LIABILITIES NET OF OTHER ASSETS — (0.5)%		(2,630,403)

	NET ASSETS — 100.0%		$548,863,923

See notes to financial statements.	Semi-Annual Financial Statements | 21

Schedule of Investments, Continued
Thornburg Developing World Fund | March 31, 2025 (Unaudited)

OUTSTANDING FORWARD CURRENCY CONTRACTS TO BUY OR SELL AT MARCH 31, 2025
CONTRACT	CONTRACT		CONTRACT	CONTRACT	VALUE	UNREALIZED	UNREALIZED
DESCRIPTION	PARTY*	BUY/SELL	AMOUNT	VALUE DATE	USD	APPRECIATION	DEPRECIATION

Philippine Peso	SSB	Sell	312,951,900	7/16/2025	5,456,265	$—	$(151,996)
Chinese Yuan Renminbi	SSB	Sell	554,311,700	7/17/2025	76,989,535	—	(967,907)
Euro	SSB	Sell	10,002,200	7/17/2025	10,880,052	—	(495,008)
Indian Rupee	SSB	Sell	3,521,223,800	7/17/2025	40,899,903	—	(794,848)
South Korean Won	SSB	Sell	11,347,673,100	7/17/2025	7,751,005	104,775	—
Thailand Baht	SSB	Sell	144,731,100	7/17/2025	4,297,942	—	(88,807)
Thailand Baht	SSB	Buy	29,338,700	7/17/2025	871,244	—	(7,819)
Taiwan Dollar	SSB	Sell	165,163,100	7/17/2025	5,017,335	15,056	—
Taiwan Dollar	SSB	Buy	48,550,200	7/17/2025	1,474,861	—	(6,231)
South African Rand	SSB	Sell	78,745,600	7/17/2025	4,257,963	—	(132,349)
South African Rand	SSB	Buy	14,865,000	7/17/2025	803,786	—	(3,689)
South African Rand	SSB	Buy	11,978,000	7/17/2025	647,679	—	(2,552)
Total						$119,831	$(2,651,206)
Net unrealized appreciation (depreciation)							$(2,531,375)

* Counterparty includes State Street Bank and Trust Company (“SSB”).

Footnote Legend

a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $27,697,827, representing 5.05% of the Fund’s net assets.
c	Investment in Affiliates.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

COUNTRY EXPOSURE *

(percent of equity holdings)

China	20.2%
India	18.3%
Taiwan	16.1%
South Korea	10.5%
South Africa	8.0%
Brazil	5.2%
Hong Kong	2.5%
Saudi Arabia	2.3%
Mexico	2.3%
Philippines	2.3%
United Arab Emirates	2.0%
Luxembourg	1.4%
Greece	1.3%
Thailand	1.3%
Poland	1.2%
Peru	1.1%
Indonesia	1.1%
Malaysia	1.0%
Turkey	1.0%
Argentina	0.9%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

22 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments
Thornburg Small/Mid Cap Core Fund | March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE

	COMMON STOCK — 98.8%

	BANKS — 5.8%
	Banks — 5.8%
	Pinnacle Financial Partners, Inc.	139,135	$14,753,875
	Western Alliance Bancorp	159,648	12,265,756
			27,019,631
	CAPITAL GOODS — 14.4%
	Building Products — 1.9%
[a]	Builders FirstSource, Inc.	68,838	8,600,620
	Construction & Engineering — 3.8%
	Arcosa, Inc.	105,332	8,123,204
[a]	MYR Group, Inc.	84,209	9,523,195
	Electrical Equipment — 1.9%
	Vertiv Holdings Co. Class A	118,279	8,539,744
	Machinery — 2.3%
	ITT, Inc.	81,918	10,580,529
	Trading Companies & Distributors — 4.5%
	Air Lease Corp. Class A	166,661	8,051,393
	Applied Industrial Technologies, Inc.	57,019	12,848,661
			66,267,346
	COMMERCIAL & PROFESSIONAL SERVICES — 9.7%
	Commercial Services & Supplies — 7.1%
[a]	Casella Waste Systems, Inc. Class A	176,451	19,676,051
[a]	Clean Harbors, Inc.	67,322	13,269,166
	Professional Services — 2.6%
	TransUnion	142,243	11,804,747
			44,749,964
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 3.8%
	Distributors — 1.5%
	Pool Corp.	21,278	6,773,851
	Specialty Retail — 2.3%
	Group 1 Automotive, Inc.	27,718	10,586,890
			17,360,741
	CONSUMER DURABLES & APPAREL — 4.7%
	Household Durables — 3.2%
[a]	SharkNinja, Inc.	121,885	10,166,428
[a]	Smith Douglas Homes Corp.	242,979	4,742,950
	Textiles, Apparel & Luxury Goods — 1.5%
[a]	Deckers Outdoor Corp.	59,115	6,609,648
			21,519,026
	CONSUMER SERVICES — 2.5%
	Hotels, Restaurants & Leisure — 2.5%
	Wyndham Hotels & Resorts, Inc.	125,658	11,373,306
			11,373,306
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.1%
	Consumer Staples Distribution & Retail — 3.1%
[a]	BJ’s Wholesale Club Holdings, Inc.	127,459	14,543,072
			14,543,072
	ENERGY — 6.4%
	Energy Equipment & Services — 2.9%
	TechnipFMC plc	425,957	13,498,577
	Oil, Gas & Consumable Fuels — 3.5%
	DT Midstream, Inc.	82,199	7,930,559
	Matador Resources Co.	155,151	7,926,665
			29,355,801

See notes to financial statements.	Semi-Annual Financial Statements | 23

Schedule of Investments, Continued
Thornburg Small/Mid Cap Core Fund | March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE

	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.8%
	Retail REITs — 1.8%
	Kite Realty Group Trust	378,992	$8,478,051
			8,478,051
	FINANCIAL SERVICES — 10.2%
	Capital Markets — 6.5%
	LPL Financial Holdings, Inc.	43,790	14,325,460
	Marex Group plc	260,773	9,210,502
	PJT Partners, Inc. Class A	47,111	6,495,665
	Financial Services — 3.7%
[a]	Repay Holdings Corp. Class A	1,170,909	6,521,963
	Walker & Dunlop, Inc.	122,921	10,492,537
			47,046,127
	FOOD, BEVERAGE & TOBACCO — 2.0%
	Food Products — 2.0%
[a]	SunOpta, Inc.	1,866,525	9,071,312
			9,071,312
	HEALTH CARE EQUIPMENT & SERVICES — 1.9%
	Health Care Providers & Services — 1.9%
[a]	Tenet Healthcare Corp.	67,051	9,018,360
			9,018,360
	INSURANCE — 5.2%
	Insurance — 5.2%
	Assurant, Inc.	56,977	11,950,926
	Kemper Corp.	181,766	12,151,057
			24,101,983
	MATERIALS — 2.4%
	Chemicals — 2.4%
	Sensient Technologies Corp.	149,449	11,123,489
			11,123,489
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 4.3%
	Biotechnology — 2.6%
[a]	BioMarin Pharmaceutical, Inc.	82,053	5,800,327
[a]	Cytokinetics, Inc.	157,358	6,324,218
	Life Sciences Tools & Services — 1.7%
[a]	Avantor, Inc.	478,966	7,764,039
			19,888,584
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
	Semiconductors & Semiconductor Equipment — 3.0%
	Entegris, Inc.	68,213	5,967,273
[a]	MACOM Technology Solutions Holdings, Inc.	80,757	8,106,388
			14,073,661
	SOFTWARE & SERVICES — 6.7%
	Software — 6.7%
[a]	Agilysys, Inc.	121,329	8,801,206
[a]	CCC Intelligent Solutions Holdings, Inc.	1,013,900	9,155,517
[a]	Nutanix, Inc. Class A	185,535	12,952,198
			30,908,921
	TECHNOLOGY HARDWARE & EQUIPMENT — 3.6%
	Electronic Equipment, Instruments & Components — 2.1%
[a]	Coherent Corp.	148,406	9,637,486
	Technology Hardware, Storage & Peripherals — 1.5%
[a]	Pure Storage, Inc. Class A	153,264	6,784,997
			16,422,483

24 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Small/Mid Cap Core Fund | March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE

	TRANSPORTATION — 2.1%
	Ground Transportation — 2.1%
[a]	XPO, Inc.	91,330	$9,825,281
			9,825,281
	UTILITIES — 5.2%
	Electric Utilities — 3.3%
	TXNM Energy, Inc.	284,281	15,203,348
	Independent Power and Renewable Electricity Producers — 1.9%
[a]	Talen Energy Corp.	43,258	8,637,325
			23,840,673
	TOTAL COMMON STOCK (Cost $368,899,512)		455,987,812

	SHORT-TERM INVESTMENTS — 0.2%
[b]	Thornburg Capital Management Fund	110,660	1,106,604
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,106,604)		1,106,604

	TOTAL INVESTMENTS — 99.0% (Cost $370,006,116)		$457,094,416

	OTHER ASSETS LESS LIABILITIES — 1.0%		4,566,273

	NET ASSETS — 100.0%		$461,660,689

Footnote Legend

a	Non-income producing.
b	Investment in Affiliates.

See notes to financial statements.	Semi-Annual Financial Statements | 25

Schedule of Investments

Thornburg Small/Mid Cap Growth Fund | March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE

	COMMON STOCK — 98.8%

	CAPITAL GOODS — 14.9%
	Aerospace & Defense — 2.5%
[a]	Standardaero, Inc.	194,295	$5,176,019
	Building Products — 1.8%
[a]	Builders FirstSource, Inc.	29,504	3,686,230
	Construction & Engineering — 4.8%
	Arcosa, Inc.	39,383	3,037,217
	Argan, Inc.	30,255	3,968,548
[a]	MYR Group, Inc.	24,540	2,775,229
	Electrical Equipment — 2.6%
	Vertiv Holdings Co. Class A	73,789	5,327,566
	Trading Companies & Distributors — 3.2%
	Applied Industrial Technologies, Inc.	28,451	6,411,148
			30,381,957
	COMMERCIAL & PROFESSIONAL SERVICES — 8.3%
	Commercial Services & Supplies — 5.2%
[a]	Casella Waste Systems, Inc. Class A	95,181	10,613,633
	Professional Services — 3.1%
	TransUnion	77,048	6,394,214
			17,007,847
	CONSUMER DURABLES & APPAREL — 6.0%
	Household Durables — 3.2%
[a]	SharkNinja, Inc.	79,887	6,663,375
	Textiles, Apparel & Luxury Goods — 2.8%
[a]	On Holding AG Class A	129,880	5,704,329
			12,367,704
	CONSUMER SERVICES — 3.9%
	Hotels, Restaurants & Leisure — 3.9%
	Churchill Downs, Inc.	48,713	5,410,553
	Hyatt Hotels Corp. Class A	20,407	2,499,858
			7,910,411
	ENERGY — 3.0%
	Energy Equipment & Services — 3.0%
	TechnipFMC plc	193,182	6,121,938
			6,121,938
	FINANCIAL SERVICES — 6.5%
	Capital Markets — 3.9%
	StepStone Group, Inc. Class A	59,320	3,098,284
	Tradeweb Markets, Inc. Class A	32,229	4,784,717
	Financial Services — 2.6%
[a]	Shift4 Payments, Inc. Class A	65,783	5,375,129
			13,258,130
	FOOD, BEVERAGE & TOBACCO — 4.1%
	Beverages — 1.9%
[a]	Celsius Holdings, Inc.	105,970	3,774,651
	Food Products — 2.2%
[a]	Freshpet, Inc.	54,640	4,544,409
			8,319,060
	HEALTH CARE EQUIPMENT & SERVICES — 7.9%
	Health Care Equipment & Supplies — 7.9%
[a]	Artivion, Inc.	132,672	3,261,078
[a]	Glaukos Corp.	50,430	4,963,320

26 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Small/Mid Cap Growth Fund | March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE

[a]	Inspire Medical Systems, Inc.	22,904	$3,648,149
[a]	Insulet Corp.	16,470	4,325,187
			16,197,734
	INSURANCE — 3.5%
	Insurance — 3.5%
	Ryan Specialty Holdings, Inc. Class A	97,609	7,210,377
			7,210,377
	MEDIA & ENTERTAINMENT — 2.9%
	Entertainment — 2.9%
[a]	Liberty Media Corp.-Liberty Formula One Class C	65,504	5,896,015
			5,896,015
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 10.6%
	Biotechnology — 6.0%
[a]	Cytokinetics, Inc.	96,385	3,873,713
[a]	Insmed, Inc.	68,840	5,251,804
[a]	Syndax Pharmaceuticals, Inc.	130,746	1,606,215
[a]	Vera Therapeutics, Inc. Class A	66,572	1,599,059
	Life Sciences Tools & Services — 4.6%
[a]	Repligen Corp.	32,474	4,131,992
	Stevanato Group SpA	255,092	5,208,978
			21,671,761
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.1%
	Semiconductors & Semiconductor Equipment — 6.1%
[a]	Credo Technology Group Holding Ltd.	108,778	4,368,525
[a]	Onto Innovation, Inc.	32,774	3,976,797
[a]	Rambus, Inc.	81,120	4,199,988
			12,545,310
	SOFTWARE & SERVICES — 16.9%
	Software — 16.9%
[a]	Agilysys, Inc.	67,570	4,901,528
[a]	CCC Intelligent Solutions Holdings, Inc.	578,673	5,225,417
[a]	Clearwater Analytics Holdings, Inc. Class A	204,536	5,481,565
[a]	CyberArk Software Ltd.	24,847	8,398,286
[a]	JFrog Ltd.	139,680	4,469,760
[a]	Monday.com Ltd.	25,035	6,087,510
			34,564,066
	TECHNOLOGY HARDWARE & EQUIPMENT — 2.2%
	Technology Hardware, Storage & Peripherals — 2.2%
[a]	Pure Storage, Inc. Class A	103,801	4,595,270
			4,595,270
	TRANSPORTATION — 2.0%
	Ground Transportation — 2.0%
[a]	Saia, Inc.	11,661	4,074,703
			4,074,703
	TOTAL COMMON STOCK (Cost $167,900,077)		202,122,283

	SHORT-TERM INVESTMENTS — 1.5%
[b]	Thornburg Capital Management Fund	300,947	3,009,473
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,009,473)		3,009,473

	TOTAL INVESTMENTS — 100.3% (Cost $170,909,550)		$205,131,756

	LIABILITIES NET OF OTHER ASSETS — (0.3)%		(530,838)

	NET ASSETS — 100.0%		$204,600,918

See notes to financial statements.	Semi-Annual Financial Statements | 27

Schedule of Investments, Continued

Thornburg Small/Mid Cap Growth Fund | March 31, 2025 (Unaudited)

Footnote Legend

a	Non-income producing.
b	Investment in Affiliates.

28 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments

Thornburg Investment Income Builder Fund | March 31, 2025 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	COMMON STOCK — 85.5%

	AUTOMOBILES & COMPONENTS — 0.5%
	Automobiles — 0.5%
	Mercedes-Benz Group AG	1,278,100	$75,499,489
			75,499,489
	BANKS — 9.9%
	Banks — 9.9%
	Bank of Ireland Group plc	17,164,250	202,800,985
	BNP Paribas SA	6,576,800	549,684,474
	Citigroup, Inc.	6,756,967	479,677,087
	JPMorgan Chase & Co.	552,670	135,569,951
	Regions Financial Corp.	4,391,438	95,425,948
			1,463,158,445
	CAPITAL GOODS — 2.2%
	Aerospace & Defense — 1.6%
	BAE Systems plc	11,749,400	237,249,445
	Industrial Conglomerates — 0.6%
	CK Hutchison Holdings Ltd.	11,970,000	67,474,117
	Siemens AG	110,400	25,496,462
			330,220,024
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 1.3%
	Specialty Retail — 1.3%
	Home Depot, Inc.	505,482	185,254,098
			185,254,098
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.7%
	Consumer Staples Distribution & Retail — 2.7%
	BIM Birlesik Magazalar AS	3,311,000	39,984,006
	Tesco plc	83,026,330	357,202,707
			397,186,713
	ENERGY — 7.9%
	Oil, Gas & Consumable Fuels — 7.9%
	Enbridge, Inc.	3,309,521	146,473,988
	Eni SpA	4,369,900	67,587,119
[a,b]	Foresea Holdings SA	147,823	2,572,120
[a]	LUKOIL PJSC	314,000	0
[a,b,c]	Malamute Energy, Inc.	12,439	12,439
	Petroleo Brasileiro SA Sponsored ADR	7,310,155	104,827,623
	Shell plc	3,035,600	110,496,712
	South Bow Corp.	740,490	18,915,543
	TC Energy Corp.	3,702,454	174,850,612
	TotalEnergies SE	8,285,200	533,839,682
			1,159,575,838
	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.3%
	Residential REITs — 0.3%
	Elme Communities	2,204,592	38,359,901
			38,359,901
	FINANCIAL SERVICES — 4.6%
	Capital Markets — 2.5%
	CME Group, Inc.	967,364	256,631,996
	MidCap Financial Investment Corp.	2,937,783	37,779,889
[c]	SLR Investment Corp.	4,307,900	72,631,194
	Financial Services — 1.7%
	Equitable Holdings, Inc.	4,814,078	250,765,323

See notes to financial statements.	Semi-Annual Financial Statements | 29

Schedule of Investments, Continued

Thornburg Investment Income Builder Fund | March 31, 2025 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	Mortgage Real Estate Investment Trusts — 0.4%
[c]	Chimera Investment Corp.	4,947,862	$63,481,069
			681,289,471
	FOOD, BEVERAGE & TOBACCO — 0.7%
	Food Products — 0.7%
	Nestle SA	966,400	97,661,095
			97,661,095
	HEALTH CARE EQUIPMENT & SERVICES — 1.1%
	Health Care Equipment & Supplies — 1.1%
	Medtronic plc	1,829,695	164,416,393
			164,416,393
	INSURANCE — 5.2%
	Insurance — 5.2%
	AXA SA	3,172,400	135,543,118
	Generali	3,339,747	117,322,222
	NN Group NV	9,329,916	519,169,941
			772,035,281
	MATERIALS — 2.0%
	Chemicals — 0.9%
	LyondellBasell Industries NV Class A	1,867,909	131,500,793
	Metals & Mining — 1.1%
	Glencore plc	43,016,400	157,445,467
[a,b]	GMK Norilskiy Nickel PAO	35,140,000	1
			288,946,261
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 8.9%
	Biotechnology — 0.4%
	AbbVie, Inc.	288,658	60,479,624
	Pharmaceuticals — 8.5%
	AstraZeneca plc	1,649,800	242,264,302
	Merck & Co., Inc.	2,957,123	265,431,361
	Novartis AG	1,425,008	158,275,352
	Pfizer, Inc.	9,214,438	233,493,859
	Roche Holding AG	1,055,600	347,427,096
			1,307,371,594
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.8%
	Semiconductors & Semiconductor Equipment — 6.8%
	Broadcom, Inc.	2,968,568	497,027,340
	Taiwan Semiconductor Manufacturing Co. Ltd.	17,649,261	497,055,825
			994,083,165
	SOFTWARE & SERVICES — 0.3%
	Information Technology Services — 0.3%
	HCL Technologies Ltd.	2,092,600	38,729,566
			38,729,566
	TECHNOLOGY HARDWARE & EQUIPMENT — 2.8%
	Communications Equipment — 0.9%
	Cisco Systems, Inc.	2,242,346	138,375,172
	Technology Hardware, Storage & Peripherals — 1.9%
	Samsung Electronics Co. Ltd.	6,955,559	275,756,347
			414,131,519
	TELECOMMUNICATION SERVICES — 18.9%
	Diversified Telecommunication Services — 17.4%
	AT&T, Inc.	24,063,518	680,516,289
	Deutsche Telekom AG	8,686,300	320,697,905
[a,b]	Digicel Holdings Ltd.	220,592	200,066

30 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Investment Income Builder Fund | March 31, 2025 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	Koninklijke KPN NV	39,222,000	$166,130,826
	Orange SA	69,866,380	905,058,333
	Singapore Telecommunications Ltd.	51,504,000	130,632,246
	Swisscom AG	190,600	109,833,552
[b]	Zegona Communications plc	28,443,000	243,652,419
	Wireless Telecommunication Services — 1.5%
	Vodafone Group plc	245,493,524	230,670,566
			2,787,392,202
	TRANSPORTATION — 1.2%
	Air Freight & Logistics — 1.2%
	Deutsche Post AG	4,076,400	175,013,124
			175,013,124
	UTILITIES — 8.2%
	Electric Utilities — 5.7%
	Endesa SA	10,530,857	279,114,039
	Enel SpA	58,634,871	475,663,632
	Fortum OYJ	5,513,600	90,287,919
	Gas Utilities — 0.5%
	Snam SpA	13,185,000	68,437,343
	Multi-Utilities — 2.0%
	E.ON SE	9,421,000	142,207,466
	Engie SA	8,064,672	157,146,698
			1,212,857,097
	TOTAL COMMON STOCK (Cost $8,900,417,077)		12,583,181,276

	PREFERRED STOCK — 0.3%

	BANKS — 0.1%
	Banks — 0.1%
[d,e,f]	First Horizon Bank 5.401% (TSFR3M + 1.11%), 4/29/2025	12,000	8,640,000
			8,640,000
	ENERGY — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
[e]	Summit Midstream Corp. Series A, 12.284%, 5/1/2025	160,970	26,080,198
			26,080,198
	FINANCIAL SERVICES — 0.0%
	Capital Markets — 0.0%
[e,f]	Morgan Stanley Series A, 5.264% (TSFR3M + 0.96%), 4/30/2025	120,000	2,736,000
			2,736,000
	TOTAL PREFERRED STOCK (Cost $39,114,250)		37,456,198

	ASSET BACKED SECURITIES — 0.9%

	AUTO RECEIVABLES — 0.3%
	Carvana Auto Receivables Trust,
[d]	Series 2019-4A Class R, due 10/15/2026	$32,000	6,992,185
[d]	Series 2021-P1 Class R, due 12/10/2027	24,000	1,674,936
[d]	Series 2021-P2 Class R, due 5/10/2028	8,000	1,274,368
[d]	Series 2021-P4 Class R, due 9/11/2028	17,500	2,686,864
[d]	Series 2022-P1 Class R, due 1/10/2029	24,000	5,195,655
[d]	CPS Auto Receivables Trust, Series 2020-C Class F, 6.67% due 11/15/2027	3,000,000	3,000,168
[d]	CPS Auto Securitization Trust, Series 2021-1A Class A, 7.86% due 6/16/2026	14,000,000	13,839,309
[d]	FHF Trust, Series 2022-2A Class A, 6.14% due 12/15/2027	1,613,663	1,619,292
	Flagship Credit Auto Trust,
[d]	Series 2019-3 Class R, due 12/15/2026	60,000	3,055,265
[d]	Series 2019-4 Class R, due 3/15/2027	60,000	3,482,027

See notes to financial statements.	Semi-Annual Financial Statements | 31

Schedule of Investments, Continued

Thornburg Investment Income Builder Fund | March 31, 2025 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	JPMorgan Chase Bank NA - CACLN,
[d]	Series 2020-1 Class R, 33.784% due 1/25/2028	$242,778	$245,092
[d]	Series 2020-2 Class R, 31.355% due 2/25/2028	729,844	735,896
[d]	Series 2021-1 Class R, 28.348% due 9/25/2028	2,281,416	2,427,273
[d]	United Auto Credit Securitization Trust Series 2022-1 Class R, due 11/10/2028	37,000	1,073,254
			47,301,584
	CREDIT CARD — 0.1%
[d]	Continental Finance Credit Card ABS Master Trust, Series 2024-A Class D, 9.42% due 12/15/2032	7,842,000	7,912,984
[d]	Perimeter Master Notes Business Trust, 8.55% due 9/17/2029	5,000,000	5,102,348
			13,015,332
	OTHER ASSET BACKED — 0.4%
[d]	Aqua Finance Trust, Series 2020-AA Class D, 7.15% due 7/17/2046	7,022,102	6,823,400
[d,f]	Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-HP1 Class CERT, due 12/15/2026	400,000	26,518
[d]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	10,000,000	9,891,444
[d]	FAT Brands Fazoli’s Native I LLC, Series 2021-1 Class A2, 7.00% due 7/25/2051	13,761,390	13,166,301
[a,d]	Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2 Class R, due 6/20/2051	42,000	1,760,782
[d]	LendingPoint Asset Securitization Trust, Series 2020-REV1 Class C, 7.699% due 10/15/2028	10,079,222	10,110,464
	Marlette Funding Trust,
[d]	Series 2021-1A Class R, due 6/16/2031	9,550	138,667
[d]	Series 2021-2A Class R, due 9/15/2031	26,000	469,864
[d]	Series 2021-3A Class R, due 12/15/2031	23,881	414,099
	Mosaic Solar Loan Trust,
[d]	Series 2020-2A Class R, due 8/20/2046	6,374,937	2,598,169
[d]	Series 2021-1A Class R, due 12/20/2046	8,500,000	829,523
[d]	Series 2021-2A Class R, due 4/22/2047	10,000,000	766,332
[d,f]	Oportun Funding LLC Series 2022-1 Class CERT, due 6/15/2029	11,604	292,124
[d]	Retained Vantage Data Centers Issuer LLC, Series 2023-1A Class A2A, 5.00% due 9/15/2048	5,000,000	4,938,738
	Upstart Pass-Through Trust,
[d]	Series 2020-ST6 Class A, 3.00% due 1/20/2027	91,899	91,662
[d]	Series 2021-ST8 Class CERT, due 10/20/2029	4,150,000	1,062,450
[d]	Series 2021-ST9 Class CERT, due 11/20/2029	1,415,000	459,757
			53,840,294
	STUDENT LOAN — 0.1%
[d]	College Ave Student Loans LLC Series 2023-A Class R, due 5/25/2055	35,000	16,660,332
[f]	National Collegiate Student Loan Trust, Series 2007-2 Class A4, 4.725% (TSFR1M + 0.40%) due 1/25/2033	7,275,647	7,056,672
[d]	SoFi Professional Loan Program Trust Series 2021-B Class R1, due 2/15/2047	23,000	652,418
			24,369,422
	TOTAL ASSET BACKED SECURITIES (Cost $130,234,506)		138,526,632

	CORPORATE BONDS — 5.9%

	BANKS — 0.2%
	Banks — 0.2%
	Bank of New York Mellon Corp.,
[e,f]	Series F, 4.625% (TSFR3M + 3.39%) due 9/20/2026	1,935,000	1,903,111
[e,f]	Series I, 3.75% (5-Yr. CMT + 2.630%) due 12/20/2026	11,400,000	10,923,138
	KeyBank NA, 5.00% due 1/26/2033	10,250,000	9,981,655
			22,807,904
	CAPITAL GOODS — 0.2%
	Aerospace & Defense — 0.1%
[d]	BWX Technologies, Inc., 4.125% due 6/30/2028	7,500,000	7,083,075
[d]	TransDigm, Inc., 6.75% due 8/15/2028	6,345,000	6,441,254
	Trading Companies & Distributors — 0.1%
	LKQ Corp., 6.25% due 6/15/2033	5,840,000	6,063,205
[d]	Windsor Holdings III LLC, 8.50% due 6/15/2030	7,470,000	7,739,741
			27,327,275

32 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Investment Income Builder Fund | March 31, 2025 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	COMMERCIAL & PROFESSIONAL SERVICES — 0.2%
	Commercial Services & Supplies — 0.2%
[d]	ACCO Brands Corp., 4.25% due 3/15/2029	$7,500,000	$6,780,075
	CoreCivic, Inc., 8.25% due 4/15/2029	12,869,000	13,625,569
	GEO Group, Inc., 8.625% due 4/15/2029	8,975,000	9,434,879
			29,840,523
	CONSUMER DURABLES & APPAREL — 0.1%
	Household Durables — 0.1%
[d]	CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50% due 10/15/2029	11,475,000	10,476,446
	Leisure Products — 0.0%
	Polaris, Inc., 6.95% due 3/15/2029	5,000,000	5,246,350
			15,722,796
	CONSUMER SERVICES — 0.0%
	Hotels, Restaurants & Leisure — 0.0%
	Marriott International, Inc., 4.50% due 10/1/2034	4,497,000	4,205,505
			4,205,505
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.2%
	Consumer Staples Distribution & Retail — 0.2%
[d]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	24,136,000	24,841,254
[d]	U.S. Foods, Inc., 4.75% due 2/15/2029	5,880,000	5,672,730
			30,513,984
	ENERGY — 1.2%
	Energy Equipment & Services — 0.0%
[d,g]	Empresa Generadora de Electricidad Haina SA, 5.625% due 11/8/2028	7,850,000	7,459,698
	Oil, Gas & Consumable Fuels — 1.2%
[d]	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625% due 3/15/2029	13,230,000	13,700,459
	Energean Israel Finance Ltd.,
[g]	5.375% due 3/30/2028	6,500,000	6,201,065
[g]	8.50% due 9/30/2033	12,410,941	12,774,581
[f]	Energy Transfer LP, 7.57% (TSFR3M + 3.28%) due 11/1/2066	13,820,000	13,741,502
	Kinder Morgan Energy Partners LP,
	5.00% due 3/1/2043	10,000,000	8,863,900
	5.80% due 3/15/2035	10,000,000	10,230,300
	Kinder Morgan, Inc.,
	5.30% due 12/1/2034	23,630,000	23,292,564
	5.55% due 6/1/2045	5,000,000	4,678,950
[d,g]	Medco Maple Tree Pte. Ltd., 8.96% due 4/27/2029	7,000,000	7,251,720
	Petroleos Mexicanos,
[g]	5.95% due 1/28/2031	10,000,000	8,500,600
[g]	6.70% due 2/16/2032	3,000,000	2,641,740
[g]	7.69% due 1/23/2050	5,650,000	4,240,777
[d]	Sunoco LP, 7.25% due 5/1/2032	4,892,000	5,053,485
	Sunoco LP/Sunoco Finance Corp., 5.875% due 3/15/2028	5,000,000	4,985,200
	Transcontinental Gas Pipe Line Co. LLC, 7.85% due 2/1/2026	32,700,000	33,295,467
	Williams Cos., Inc., 5.75% due 6/24/2044	14,198,000	13,934,343
			180,846,351
	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
	Diversified REITs — 0.1%
[d]	Iron Mountain, Inc., 7.00% due 2/15/2029	7,500,000	7,672,125
	Vornado Realty LP, 2.15% due 6/1/2026	8,186,500	7,896,125
			15,568,250
	FINANCIAL SERVICES — 0.6%
	Capital Markets — 0.4%
	Blue Owl Credit Income Corp., 7.75% due 9/16/2027	2,500,000	2,613,950
	Blue Owl Technology Finance Corp.,
[d]	3.75% due 6/17/2026	13,000,000	12,695,540
[d]	4.75% due 12/15/2025	13,250,000	13,174,872

See notes to financial statements.	Semi-Annual Financial Statements | 33

Schedule of Investments, Continued

Thornburg Investment Income Builder Fund | March 31, 2025 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

[d]	Burford Capital Global Finance LLC, 9.25% due 7/1/2031	$11,500,000	$12,143,885
[d]	Compass Group Diversified Holdings LLC, 5.25% due 4/15/2029	6,272,000	5,923,277
[d,g]	FORESEA Holding SA, 7.50% due 6/15/2030	1,520,371	1,459,830
	Hercules Capital, Inc., 2.625% due 9/16/2026	4,098,000	3,938,506
	Oaktree Strategic Credit Fund, 8.40% due 11/14/2028	3,000,000	3,247,530
	Financial Services — 0.2%
	Antares Holdings LP,
[d]	3.75% due 7/15/2027	3,000,000	2,867,820
[d]	6.35% due 10/23/2029	5,000,000	5,001,700
[d]	7.95% due 8/11/2028	3,000,000	3,158,640
[d]	8.50% due 5/18/2025	11,500,000	11,530,245
[d]	United Wholesale Mortgage LLC, 5.50% due 11/15/2025	5,000,000	4,986,050
			82,741,845
	FOOD, BEVERAGE & TOBACCO — 0.2%
	Beverages — 0.0%
[d,g]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	10,443,000	10,000,739
	Food Products — 0.1%
[d]	Darling Ingredients, Inc., 6.00% due 6/15/2030	4,050,000	4,026,793
[d]	Post Holdings, Inc., 5.50% due 12/15/2029	10,000,000	9,733,200
	Tobacco — 0.1%
[d,g]	Imperial Brands Finance plc, 6.125% due 7/27/2027	5,000,000	5,152,100
[d,g]	JT International Financial Services BV, 6.875% due 10/24/2032	5,000,000	5,510,050
			34,422,882
	INSURANCE — 0.4%
	Insurance — 0.4%
[d,g]	DaVinciRe Holdings Ltd., 4.75% due 5/1/2025	5,000,000	4,996,750
[g]	Enstar Group Ltd., 3.10% due 9/1/2031	8,354,000	7,212,844
	Fidelity National Financial, Inc.,
	2.45% due 3/15/2031	1,617,000	1,393,288
	3.40% due 6/15/2030	8,383,000	7,724,515
	Horace Mann Educators Corp., 7.25% due 9/15/2028	10,000,000	10,798,300
[d]	MetLife, Inc., 9.25% due 4/8/2068	12,000,000	14,134,560
	Stewart Information Services Corp., 3.60% due 11/15/2031	8,101,000	7,229,900
			53,490,157
	MATERIALS — 0.2%
	Chemicals — 0.1%
[d,g]	Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00% due 1/27/2030	3,000,000	2,791,770
	OCP SA,
[d,g]	3.75% due 6/23/2031	1,735,000	1,539,049
[d,g]	4.50% due 10/22/2025	5,000,000	4,972,450
	Containers & Packaging — 0.0%
[d]	Matthews International Corp., 8.625% due 10/1/2027	7,670,000	7,968,440
	Metals & Mining — 0.1%
[d,g,h]	Navoi Mining & Metallurgical Combinat, 6.70% due 10/17/2028	7,500,000	7,535,625
	WE Soda Investments Holding plc,
[d,g]	9.375% due 2/14/2031	4,150,000	4,263,502
[d,g]	9.50% due 10/6/2028	2,000,000	2,060,060
			31,130,896
	MEDIA & ENTERTAINMENT — 0.1%
	Media — 0.1%
[d]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75% due 2/1/2032	8,000,000	7,103,200
	Sirius XM Radio LLC,
[d]	3.125% due 9/1/2026	5,000,000	4,845,000
[d]	5.00% due 8/1/2027	7,500,000	7,327,425
			19,275,625

34 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Investment Income Builder Fund | March 31, 2025 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0%
	Real Estate Management & Development — 0.0%
[d]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	$3,000,000	$3,008,040
[d]	Greystar Real Estate Partners LLC, 7.75% due 9/1/2030	2,490,000	2,605,262
			5,613,302
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
	Semiconductors & Semiconductor Equipment — 0.1%
[d]	Qorvo, Inc., 3.375% due 4/1/2031	9,800,000	8,590,974
			8,590,974
	SOFTWARE & SERVICES — 0.4%
	Information Technology Services — 0.1%
[d]	Boost Newco Borrower LLC, 7.50% due 1/15/2031	5,000,000	5,205,900
[d]	Science Applications International Corp., 4.875% due 4/1/2028	7,000,000	6,693,400
	Internet Software & Services — 0.2%
[d]	Arches Buyer, Inc., 4.25% due 6/1/2028	6,500,000	5,934,240
[d]	Cogent Communications Group LLC, 7.00% due 6/15/2027	10,000,000	10,059,900
	Prosus NV,
[d,g]	3.061% due 7/13/2031	11,800,000	10,170,774
[d,g]	3.832% due 2/8/2051	5,000,000	3,214,500
[d,g]	4.027% due 8/3/2050	5,000,000	3,353,050
	Software — 0.1%
[d]	Fair Isaac Corp., 4.00% due 6/15/2028	7,000,000	6,662,670
[d]	GoTo Group, Inc.,5.50% due 5/1/2028	4,354,350	2,689,281
[d,g]	Open Text Corp., 3.875% due 12/1/2029	10,000,000	9,109,400
			63,093,115
	TECHNOLOGY HARDWARE & EQUIPMENT — 0.1%
	Electronic Equipment, Instruments & Components — 0.1%
	CDW LLC/CDW Finance Corp., 4.25% due 4/1/2028	5,000,000	4,905,200
	Vontier Corp., 2.40% due 4/1/2028	5,832,000	5,407,022
			10,312,222
	TELECOMMUNICATION SERVICES — 1.2%
	Diversified Telecommunication Services — 0.9%
[g]	Deutsche Telekom International Finance BV (Guaranty: Deutsche Telekom AG), 8.75% due 6/15/2030	26,150,000	30,663,490
[g]	Telefonica Emisiones SA (Guaranty: Telefonica SA), 7.045% due 6/20/2036	85,390,000	94,564,302
	Wireless Telecommunication Services — 0.3%
[g,i]	Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., 12.00% due 5/25/2027 PIK	37,238,027	37,213,822
[d,g]	Turkcell Iletisim Hizmetleri AS, 7.45% due 1/24/2030	10,000,000	10,090,000
			172,531,614
	TRANSPORTATION — 0.2%
	Passenger Airlines — 0.2%
	American Airlines Pass-Through Trust,
	Series 2016-3 Class B, 3.75% due 4/15/2027	7,033,363	6,906,411
	Series 2019-1 Class B, 3.85% due 8/15/2029	5,303,523	5,067,781
[d,g]	Pegasus Hava Tasimaciligi AS, 8.00% due 9/11/2031	14,750,000	14,603,680
			26,577,872
	UTILITIES — 0.2%
	Electric Utilities — 0.1%
[d,g]	AES Espana BV, 5.70% due 5/4/2028	4,850,000	4,666,039
	Comision Federal de Electricidad,
[g]	5.00% due 9/29/2036	9,296,000	8,244,158
[d,g]	6.45% due 1/24/2035	8,000,000	7,692,640
	Multi-Utilities — 0.1%
[d,g]	Aegea Finance SARL, 9.00% due 1/20/2031	9,500,000	9,964,930
			30,567,767
	TOTAL CORPORATE BONDS (Cost $812,849,341)		865,180,859

See notes to financial statements.	Semi-Annual Financial Statements | 35

Schedule of Investments, Continued

Thornburg Investment Income Builder Fund | March 31, 2025 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	OTHER GOVERNMENT — 0.1%
[d,g]	Finance Department Government of Sharjah, 3.625% due 3/10/2033	$7,000,000	$5,969,320
[d,g]	Nigeria Government International Bonds, 7.625% due 11/28/2047	6,000,000	4,498,500
	TOTAL OTHER GOVERNMENT (Cost $9,499,302)		10,467,820

	MORTGAGE BACKED — 2.3%
[d,f]	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-6 Class A3, 4.30% due 7/25/2067	3,914,401	3,709,546
[d,f]	Barclays Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A3, 4.53% due 2/25/2062	13,011,336	12,437,926
	Barclays Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2021-NPL1 Class A, 2.00% due 11/25/2051	5,989,837	5,956,304
[d,f]	Series 2022-RPL1 Class A, 4.25% due 2/25/2028	10,877,442	10,729,685
[f]	Bear Stearns ARM Trust, Whole Loan Securities Trust CMO, Series 2003-6 Class 2B1, 7.48% due 8/25/2033	18,343	18,293
	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2019-1 Class B4, 3.883% due 3/25/2050	974,408	833,632
[d,f]	Series 2019-1 Class B5, 3.883% due 3/25/2050	455,850	359,852
[d,f]	Series 2019-1 Class B6, 2.341% due 3/25/2050	745,503	459,817
[d,f]	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO, Series 2016-SH2 Class M4, 3.749% due 12/25/2045	606,647	548,330
	CIM Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2020-J1 Class AIO1, 0.439% due 10/25/2049	51,765,927	1,084,915
[d,f,j]	Series 2020-J1 Class AIO2, 0.50% due 10/25/2049	46,170,980	1,154,607
[d,f,j]	Series 2020-J1 Class AIOS, 0.20% due 10/25/2049	63,879,148	631,548
[d,f]	Series 2020-J1 Class B4, 3.439% due 10/25/2049	1,299,191	1,079,857
[d,f]	Series 2020-J1 Class B5, 3.439% due 10/25/2049	657,222	410,307
[d,f]	Series 2020-J1 Class B6, 3.439% due 10/25/2049	1,145,464	507,468
[d,f,j]	Series 2020-J2 Class AX1, 0.254% due 1/25/2051	98,124,501	1,438,054
[d,f,j]	Series 2020-J2 Class AXS, 0.21% due 1/25/2051	104,795,656	1,223,961
[d,f]	Series 2020-J2 Class B4, 2.754% due 1/25/2051	491,000	248,039
[d,f]	Series 2020-J2 Class B5, 2.754% due 1/25/2051	164,000	80,559
[d,f]	Series 2020-J2 Class B6, 2.754% due 1/25/2051	655,000	246,942
[d,f]	Series 2023-I1 Class M1, 7.076% due 4/25/2058	5,000,000	5,010,169
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[f]	Series 2004-HYB2 Class B1, 6.386% due 3/25/2034	129,131	64,969
[d,f]	Series 2020-EXP1 Class B1, 4.467% due 5/25/2060	2,150,000	1,756,796
[d,f]	Series 2020-EXP1 Class B2, 4.467% due 5/25/2060	1,450,000	1,112,788
[d,f]	Series 2020-EXP1 Class B3, 4.467% due 5/25/2060	725,000	439,564
[d,j]	Series 2020-EXP1 Class XS, due 5/25/2060	33,485,959	1,101,815
[d,f]	Series 2020-EXP2 Class B5, 4.124% due 8/25/2050	585,000	335,914
[d,f]	Series 2020-EXP2 Class B6, 4.124% due 8/25/2050	1,400,000	639,835
[d,f]	Series 2021-J1 Class B4, 2.609% due 4/25/2051	429,000	201,319
[d,f]	Series 2021-J1 Class B5, 2.609% due 4/25/2051	665,000	277,930
[d,f]	Series 2021-J1 Class B6, 2.609% due 4/25/2051	509,528	186,405
[d,f]	Series 2021-J3 Class B4, 2.861% due 9/25/2051	1,033,000	547,981
[d,f]	Series 2021-J3 Class B6, 2.861% due 9/25/2051	573,149	211,836
[d]	Cogent Ipv4 LLC, CMBS, Series 2024-1A Class A2, 7.924% due 5/25/2054	9,025,000	9,409,292
	CSMC Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2020-AFC1 Class M1, 2.841% due 2/25/2050	3,808,500	3,020,023
[d,f,j]	Series 2021-AFC1 Class AIOS, 0.25% due 3/25/2056	71,534,345	594,393
[d,f]	Series 2021-AFC1 Class B3, 4.313% due 3/25/2056	215,000	149,019
[d,f,j]	Series 2021-AFC1 Class XS, 3.245% due 3/25/2056	73,484,253	13,997,280
[d,f]	Series 2022-NQM5 Class A3, 5.169% due 5/25/2067	3,334,876	3,283,437
[d]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	3,025,000	2,726,194
	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2020-2 Class AX1, 0.66% due 8/25/2050	94,574,146	2,989,725
[d,f,j]	Series 2020-2 Class AX2, 0.50% due 8/25/2050	16,209,517	398,414
[d,f]	Series 2020-2 Class B4, 3.66% due 8/25/2050	804,414	686,561
[d,f]	Series 2020-2 Class B5, 3.66% due 8/25/2050	2,413,241	2,022,153
[d,f]	Series 2020-2 Class B6C, 3.277% due 8/25/2050	3,217,656	1,797,520
[d,f,j]	Series 2021-13IN Class AX1, 0.174% due 12/30/2051	156,002,442	1,509,152
[d,f,j]	Series 2021-13IN Class AX17, 0.18% due 12/30/2051	12,932,845	139,836
[d,f,j]	Series 2021-13IN Class AX4, 0.50% due 12/30/2051	11,801,221	354,445
[d,f]	Series 2021-13IN Class B4, 3.354% due 12/30/2051	2,328,839	1,886,531

36 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Investment Income Builder Fund | March 31, 2025 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

[d,f]	Series 2021-13IN Class B5, 3.354% due 12/30/2051	$456,453	$343,713
[d,f]	Series 2021-13IN Class B6C, 3.283% due 12/30/2051	4,005,470	2,508,578
[d,f]	Galton Funding Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-H1 Class B1, 3.386% due 1/25/2060	4,379,900	3,043,203
[d,f]	Glebe Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 8.099% due 11/29/2028	27,887,821	27,955,490
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2020-INV1 Class A11X, 3.385% due 10/25/2050	1,238,625	187,269
[d,f,j]	Series 2020-INV1 Class A12X, 2.902% due 10/25/2050	14,830,382	1,921,921
[d,f,j]	Series 2020-INV1 Class AIOS, 0.19% due 10/25/2050	82,191,231	585,514
[d,f,j]	Series 2020-INV1 Class AX1, due 10/25/2050	54,021,703	540
[d,f,j]	Series 2020-INV1 Class AX2, 0.402% due 10/25/2050	2,672,822	35,390
[d,f,j]	Series 2020-INV1 Class AX4, 0.919% due 10/25/2050	2,877,521	87,926
[d,f]	Series 2020-INV1 Class B4, 3.821% due 10/25/2050	1,801,503	1,555,740
[d,f]	Series 2020-INV1 Class B5, 3.821% due 10/25/2050	1,805,767	1,571,735
[d,f]	Series 2020-INV1 Class B6, 3.821% due 10/25/2050	4,401,178	2,904,238
[d,f,j]	Series 2020-INV1 Class BX, 0.321% due 10/25/2050	20,560,537	342,138
[d,f]	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class B3, 6.077% due 5/25/2065	15,000,000	14,302,246
[d,f]	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO, Series 2024-RTL1 Class A1, 7.12% due 7/25/2029	14,900,000	14,995,697
[d,f]	JP Morgan Chase Commercial Mortgage Securities Trust, CMBS, Series 2025-BHR5 Class B, 6.442% (TSFR1M + 2.14%) due 3/15/2040	10,000,000	9,941,613
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2020-3 Class AX1, 0.135% due 8/25/2050	12,492,425	56,521
[d,f,j]	Series 2020-4 Class A11X, 0.816% (5.14% - TSFR1M) due 11/25/2050	2,519,252	79,352
[d,f,j]	Series 2020-4 Class A3X, 0.50% due 11/25/2050	11,420,610	278,886
[d,f,j]	Series 2020-4 Class AX1, 0.084% due 11/25/2050	42,183,620	135,152
[d,f,j]	Series 2020-4 Class AX3, 3.50% due 11/25/2050	1,167,114	202,134
[d,f,j]	Series 2020-4 Class AX4, 0.55% due 11/25/2050	2,693,501	72,271
[d,f]	Series 2020-4 Class B4, 3.634% due 11/25/2050	1,862,827	1,591,769
[d,f]	Series 2020-4 Class B5, 3.634% due 11/25/2050	859,904	662,724
[d,f]	Series 2020-4 Class B6, 3.083% due 11/25/2050	1,582,548	754,360
[d,f]	Series 2020-7 Class B4, 3.501% due 1/25/2051	2,267,643	1,918,002
[d,f]	Series 2020-7 Class B5, 3.501% due 1/25/2051	1,589,136	1,003,700
[d,f]	Series 2020-7 Class B6, 3.413% due 1/25/2051	2,289,984	1,046,588
[d,f]	Series 2021-11 Class B5, 3.02% due 1/25/2052	3,574,446	2,744,242
[d,f]	Series 2021-11 Class B6, 2.729% due 1/25/2052	4,085,129	2,090,978
[d,f]	Series 2022-2 Class B4, 3.126% due 8/25/2052	3,129,538	2,312,775
[d,f]	Series 2022-2 Class B5, 3.126% due 8/25/2052	1,662,277	1,049,777
[d,f]	Series 2022-2 Class B6, 2.222% due 8/25/2052	1,802,416	716,711
[d,f]	Series 2022-3 Class B4, 3.101% due 8/25/2052	2,571,159	1,953,543
[d,f]	Series 2022-3 Class B5, 3.101% due 8/25/2052	1,636,446	775,734
[d,f]	Series 2022-3 Class B6, 2.271% due 8/25/2052	1,459,907	580,501
	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2021-INV2 Class AX1, 0.116% due 8/25/2051	93,046,396	433,540
[d,f,j]	Series 2021-INV2 Class AX4, 0.70% due 8/25/2051	6,375,373	265,859
[d,f]	Series 2021-INV2 Class B5, 3.316% due 8/25/2051	304,370	228,828
[d,f]	Series 2021-INV2 Class B6, 2.274% due 8/25/2051	1,477,659	769,956
[d,f,j]	Series 2021-INV3 Class AX1, 0.159% due 10/25/2051	113,552,011	816,121
[d,f,j]	Series 2021-INV3 Class AX4, 0.55% due 10/25/2051	9,196,114	248,096
[d,f]	Series 2021-INV3 Class B5, 3.209% due 10/25/2051	424,598	317,129
[d,f]	Series 2021-INV3 Class B6, 3.151% due 10/25/2051	1,874,085	999,893
[f]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 5.584% due 8/25/2034	646,483	609,169
[f]	MFA Trust, Whole Loan Securities Trust CMO, Series 2024-NPL1 Class A1, 6.33% due 9/25/2054	9,469,723	9,482,794
[d]	Morgan Stanley Capital I Trust, CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	9,815,851	10,154,426
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2021-INV1 Class AX1, 0.746% due 6/25/2051	90,440,716	3,288,433
[d,f]	Series 2021-INV1 Class B5, 3.246% due 6/25/2051	1,046,759	833,582
[d,f]	Series 2021-INV1 Class B6, 3.219% due 6/25/2051	1,878,489	1,113,704
[d,f]	Series 2024-RTL1 Class A1, 6.664% due 3/25/2039	5,000,000	5,050,708
[d,f]	NRM FHT1 Excess Owner LLC, Whole Loan Securities Trust CMO, Series 2025-FHT1 Class A, 6.545% due 3/25/2032	8,875,000	8,808,523
[d]	NYC Commercial Mortgage Trust, CMBS, Series 2021-909 Class A, 2.941% due 4/10/2043	5,000,000	4,223,176
[d,f]	OBX Trust, Whole Loan Securities Trust CMO, Series 2021-NQM4 Class A1, 1.957% due 10/25/2061	16,864,540	14,173,010
[d,f]	PRPM Trust, Whole Loan Securities Trust CMO, Series 2022-NQM1 Class A1, 5.50% due 8/25/2067	7,792,740	7,770,235
[d,f]	Redwood Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 7.745% due 12/25/2054	6,987,799	6,983,672
[d,f]	Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class B1, 3.81% due 9/25/2059	1,500,000	1,423,096

See notes to financial statements.	Semi-Annual Financial Statements | 37

Schedule of Investments, Continued

Thornburg Investment Income Builder Fund | March 31, 2025 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

[d,f]	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-7 Class B3, 3.724% due 10/25/2047	$1,913,556	$1,691,463
[d,f]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.584% (TSFR1M + 1.26%) due 5/15/2038	5,212,000	5,147,176
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2019-3 Class AIOS, 0.375% due 9/25/2059	43,283,145	617,876
[d,f]	Series 2019-3 Class B2, 5.663% due 9/25/2059	7,910,000	7,061,648
[d,f]	Series 2019-3 Class B3, 6.29% due 9/25/2059	3,366,214	2,825,466
[a,d,f]	Series 2019-3 Class C, due 9/25/2059	950	950
[d]	Series 2019-3 Class XS1, due 9/25/2059	42,613,193	426
[d]	Series 2019-3 Class XS2, due 9/25/2059	40,477,819	2,192,671
[d,f,h]	SKY Trust, CMBS, Series 2025-LINE Class A, 6.915% (TSFR1M + 2.59%) due 4/15/2030	9,800,000	9,775,500
[d,f]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2019-INV1 Class B1, 3.657% due 9/27/2049	10,000,000	9,121,231
[d,f]	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO, Series 2025-R1 Class A1, 4.00% due 11/27/2057	9,530,402	8,440,471
[d,f]	Visio Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class M1, 6.015% due 8/25/2057	5,351,000	5,333,544
	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2020-3 Class AIO1, 0.178% due 6/25/2050	141,770,264	1,224,711
[d,f]	Series 2020-3 Class B5, 3.178% due 6/25/2050	1,046,000	571,105
[d,f]	Series 2020-3 Class B6, 3.178% due 6/25/2050	1,912,755	857,318
[d,f,j]	Series 2021-INV1 Class AIO2, 0.50% due 8/25/2051	164,143,605	4,774,593
[d,f]	Series 2021-INV1 Class B4, 3.312% due 8/25/2051	3,251,783	2,617,743
[d,f]	Series 2021-INV1 Class B5, 3.312% due 8/25/2051	2,508,518	1,977,942
[d,f]	Series 2021-INV1 Class B6, 3.312% due 8/25/2051	1,910,153	884,577
	TOTAL MORTGAGE BACKED (Cost $338,986,868)		345,429,970

	LOAN PARTICIPATIONS — 0.5%

	COMMERCIAL & PROFESSIONAL SERVICES — 0.3%
	Commercial Services & Supplies — 0.3%
	Imagefirst Holdings LLC,
[k]	due 3/12/2032	19,900,000	19,825,375
[k]	due 4/27/2028	19,900,000	19,825,375
			39,650,750
	CONSUMER SERVICES — 0.0%
	Commercial Services & Supplies — 0.0%
[l]	GEO Group, Inc., 9.577% (SOFR + 5.25%) due 4/13/2029	3,564,696	3,598,561
			3,598,561
	FOOD, BEVERAGE & TOBACCO — 0.1%
	Beverages — 0.1%
[k]	Celsius Holdings, Inc., due 3/4/2032	8,000,000	8,010,000
			8,010,000
	HOUSEHOLD & PERSONAL PRODUCTS — 0.0%
	Household Products — 0.0%
[k]	Energizer Holdings, Inc., due 3/13/2032	7,250,000	7,231,875
			7,231,875
	MEDIA & ENTERTAINMENT — 0.0%
	Media — 0.0%
[l]	Century De Buyer LLC, 7.787% (SOFR + 3.50%) due 10/30/2030	1,488,769	1,487,846
			1,487,846
	TECHNOLOGY HARDWARE & EQUIPMENT — 0.1%
	Communications Equipment — 0.0%
[l]	GoTo Group, Inc., 9.189% (SOFR + 4.75%) due 4/28/2028	2,252,074	1,475,784
	Technology Hardware, Storage & Peripherals — 0.1%
[l]	Xerox Holdings Corp., 8.217% - 8.325% (SOFR + 4.00%) due 11/17/2029	7,500,000	7,132,050
			8,607,834
	TOTAL LOAN PARTICIPATIONS (Cost $69,657,563)		68,586,866

38 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Investment Income Builder Fund | March 31, 2025 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	SHORT-TERM INVESTMENTS — 3.7%
[c]	Thornburg Capital Management Fund	55,231,752	$552,317,514
	TOTAL SHORT-TERM INVESTMENTS (Cost $552,317,514)		552,317,514

	TOTAL INVESTMENTS — 99.2% (Cost $10,853,076,421)		$14,601,147,135

	OTHER ASSETS LESS LIABILITIES — 0.8%		114,217,224

	NET ASSETS — 100.0%		$14,715,364,359

OUTSTANDING FORWARD CURRENCY CONTRACTS TO BUY OR SELL AT MARCH 31, 2025
CONTRACT DESCRIPTION	CONTRACT PARTY*	BUY/SELL	CONTRACT AMOUNT	CONTRACT VALUE DATE	VALUE USD	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION

Swiss Franc	SSB	Sell	76,008,000	6/20/2025	86,719,784	$939,038	$—
Swiss Franc	SSB	Buy	13,055,700	6/20/2025	14,895,636	—	(4,355)
Euro	BBH	Sell	2,840,520,300	6/20/2025	3,085,085,344	39,202,934	—
Great Britain Pound	SSB	Sell	287,664,500	6/20/2025	371,563,272	2,462,713	—
Total						$42,604,685	$(4,355)
Net unrealized appreciation (depreciation)						$42,600,330

* Counterparties include State Street Bank and Trust Company (“SSB”) and Brown Brothers Harriman & Co. (“BBH”).

Footnote Legend

a	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
b	Non-income producing.
c	Investment in Affiliates.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $897,221,839, representing 6.10% of the Fund’s net assets.
e	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
f	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on March 31, 2025.
g	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
h	When-issued security.
i	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at March 31, 2025.
j	Interest only.
k	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be effective at the time of settlement and will be based upon the Secured Overnight Financing Rate (“SOFR”) plus a premium which was determined at the time of purchase.
l	The stated coupon rate represents the greater of the SOFR or the SOFR floor rate plus a spread at March 31, 2025.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities	CMT	Constant Maturity Rate
ADR	American Depositary Receipt	PIK	Payment-in-kind
ARM	Adjustable Rate Mortgage	SOFR	Secured Overnight Financing Rate
CMBS	Commercial Mortgage-Backed Securities	TSFR1M	Term SOFR 1 Month
CMO	Collateralized Mortgage Obligation	TSFR3M	Term SOFR 3 Month

See notes to financial statements.	Semi-Annual Financial Statements | 39

Schedule of Investments, Continued

Thornburg Investment Income Builder Fund | March 31, 2025 (Unaudited)

COUNTRY EXPOSURE *

(percent of net assets)

United States	38.0%
France	15.5%
United Kingdom	9.4%
Germany	5.2%
Italy	5.0%
Netherlands	4.7%
Taiwan	3.4%
Spain	2.5%
Canada	2.5%
South Korea	1.9%
Ireland	1.4%
Australia	1.1%
Singapore	0.9%
Brazil	0.8%
Switzerland	0.7%
Finland	0.6%
Turkey	0.5%
India	0.3%
Jamaica	0.3%
Mexico	0.2%
Israel	0.1%
China	0.1%
Dominican Republic	0.1%
Guatemala	0.1%
Uzbekistan	0.1%
Indonesia	0.1%
Morocco	0.0%	**
United Arab Emirates	0.0%	**
Japan	0.0%	**
Bermuda	0.0%	**
Nigeria	0.0%	**
Cayman Islands	0.0%	**
Luxembourg	0.0%	**
Russian Federation	0.0%	**
Other Assets Less Liabilities	4.5%

*	Holdings are classified by country of risk as determined by MSCI and Bloomberg.

**	Country percentage was less than 0.1%.

40 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments

Thornburg Summit Fund | March 31, 2025 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	COMMON STOCK — 60.2%

	BANKS — 3.6%
	Banks — 3.6%
	BNP Paribas SA	15,194	$1,269,904
	Citigroup, Inc.	17,359	1,232,315
	JPMorgan Chase & Co.	3,462	849,229
			3,351,448
	CAPITAL GOODS — 2.2%
	Aerospace & Defense — 0.6%
	L3Harris Technologies, Inc.	2,560	535,834
	Building Products — 0.7%
a	Builders FirstSource, Inc.	5,024	627,698
	Electrical Equipment — 0.4%
	Vertiv Holdings Co. Class A	5,349	386,198
	Trading Companies & Distributors — 0.5%
	ITOCHU Corp.	10,000	464,229
			2,013,959
	COMMERCIAL & PROFESSIONAL SERVICES — 0.1%
	Professional Services — 0.1%
[a]	Amentum Holdings, Inc.	6,196	112,767
			112,767
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 4.6%
	Broadline Retail — 4.3%
[a]	Amazon.com, Inc.	11,396	2,168,203
	B&M European Value Retail SA	151,752	512,602
[a]	MercadoLibre, Inc.	508	991,042
[a]	PDD Holdings, Inc. ADR	2,674	316,468
	Specialty Retail — 0.3%
	Home Depot, Inc.	801	293,559
			4,281,874
	CONSUMER DURABLES & APPAREL — 0.5%
	Textiles, Apparel & Luxury Goods — 0.5%
	Kalyan Jewellers India Ltd.	51,807	280,275
	LVMH Moet Hennessy Louis Vuitton SE	331	204,981
			485,256
	CONSUMER SERVICES — 1.9%
	Hotels, Restaurants & Leisure — 1.9%
	Galaxy Entertainment Group Ltd.	205,000	801,137
	Round One Corp.	149,300	981,851
			1,782,988
	ENERGY — 4.8%
	Energy Equipment & Services — 2.4%
	Schlumberger NV	34,100	1,425,380
	Tenaris SA ADR	21,063	823,774
	Oil, Gas & Consumable Fuels — 2.4%
	Shell plc	39,413	1,442,302
	TotalEnergies SE	12,107	780,089
			4,471,545
	FINANCIAL SERVICES — 5.6%
	Capital Markets — 2.3%
	Charles Schwab Corp.	11,466	897,558
	CME Group, Inc.	4,612	1,223,518

See notes to financial statements.	Semi-Annual Financial Statements | 41

Schedule of Investments, Continued

Thornburg Summit Fund | March 31, 2025 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	Financial Services — 3.3%
[b]	Home First Finance Co. India Ltd.	24,326	$286,482
	Mastercard, Inc. Class A	2,211	1,211,893
	Visa, Inc. Class A	4,441	1,556,393
			5,175,844
	FOOD, BEVERAGE & TOBACCO — 0.7%
	Beverages — 0.7%
	Varun Beverages Ltd.	109,597	690,134
			690,134
	HEALTH CARE EQUIPMENT & SERVICES — 1.1%
	Health Care Equipment & Supplies — 1.1%
	Medtronic plc	11,804	1,060,708
			1,060,708
	INSURANCE — 0.5%
	Insurance — 0.5%
[a]	PB Fintech Ltd.	24,080	445,033
			445,033
	MATERIALS — 1.8%
	Chemicals — 1.0%
	Linde plc	2,077	967,134
	Metals & Mining — 0.8%
	Glencore plc	194,344	711,324
			1,678,458
	MEDIA & ENTERTAINMENT — 3.7%
	Interactive Media & Services — 3.7%
	Alphabet, Inc. Class A	9,405	1,454,389
	Meta Platforms, Inc. Class A	3,407	1,963,659
			3,418,048
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 7.8%
	Biotechnology — 0.9%
[a]	BioMarin Pharmaceutical, Inc.	2,935	207,475
[a]	Sarepta Therapeutics, Inc.	9,458	603,610
	Life Sciences Tools & Services — 1.2%
[a]	ICON plc ADR	5,480	958,945
[a]	Repligen Corp.	1,246	158,541
	Pharmaceuticals — 5.7%
	AstraZeneca plc	7,047	1,034,814
	Merck & Co., Inc.	5,273	473,305
	Novo Nordisk AS Class B	8,204	560,976
	Pfizer, Inc.	29,742	753,662
	Roche Holding AG	4,735	1,558,419
	Zoetis, Inc.	5,816	957,604
			7,267,351
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.9%
	Semiconductors & Semiconductor Equipment — 5.9%
[a]	Advanced Micro Devices, Inc.	6,298	647,057
	ASML Holding NV	748	495,006
	Broadcom, Inc.	7,696	1,288,541
	NVIDIA Corp.	14,296	1,549,401
	Taiwan Semiconductor Manufacturing Co. Ltd.	54,792	1,543,106
			5,523,111
	SOFTWARE & SERVICES — 5.2%
	Information Technology Services — 1.2%
	Nomura Research Institute Ltd.	11,200	364,586
[a]	Shopify, Inc. Class A	8,000	763,080

42 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Summit Fund | March 31, 2025 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	Software — 4.0%
	Microsoft Corp.	3,459	$1,298,474
	Open Text Corp.	51,237	1,293,164
	SAP SE	1,333	357,177
[a]	ServiceNow, Inc.	1,015	808,082
			4,884,563
	TECHNOLOGY HARDWARE & EQUIPMENT — 3.2%
	Electronic Equipment, Instruments & Components — 0.7%
	Keyence Corp.	1,719	675,928
	Technology Hardware, Storage & Peripherals — 2.5%
	Apple, Inc.	3,103	689,269
	Samsung Electronics Co. Ltd.	40,534	1,606,989
			2,972,186
	TELECOMMUNICATION SERVICES — 5.7%
	Diversified Telecommunication Services — 5.7%
	AT&T, Inc.	59,665	1,687,326
	Orange SA	119,713	1,550,778
[a]	Zegona Communications plc	246,513	2,111,715
			5,349,819
	TRANSPORTATION — 1.3%
	Ground Transportation — 1.3%
	Canadian Pacific Kansas City Ltd.	17,634	1,238,083
			1,238,083
	TOTAL COMMON STOCK (Cost $44,630,183)		56,203,175

	ASSET BACKED SECURITIES — 5.9%

	AUTO RECEIVABLES — 1.6%
[b]	ACM Auto Trust, Series 2024-1A Class A, 7.71% due 1/21/2031	$208,456	208,839
[b]	American Credit Acceptance Receivables Trust, Series 2023-4 Class B, 6.63% due 2/14/2028	250,000	250,818
[b]	CPS Auto Receivables Trust, Series 2022-A Class D, 2.84% due 4/16/2029	250,000	246,589
[b]	Flagship Credit Auto Trust Series 2019-4 Class R, due 3/15/2027	5,000	290,169
	Santander Drive Auto Receivables Trust,
	Series 2022-7 Class B, 5.95% due 1/17/2028	275,000	276,004
	Series 2023-5 Class A2, 6.31% due 7/15/2027	131,176	131,266
[b]	Tricolor Auto Securitization Trust, Series 2024-2A Class A, 6.36% due 12/15/2027	124,413	125,011
			1,528,696
	OTHER ASSET BACKED — 3.8%
[b]	AMCR ABS Trust, Series 2024-A Class A, 6.26% due 8/18/2031	145,762	146,355
[b]	Aqua Finance Trust, Series 2019-A Class B, 3.47% due 7/16/2040	105,108	100,714
[b]	BHG Securitization Trust, Series 2022-C Class B, 5.93% due 10/17/2035	201,400	201,874
[b]	ClickLease Equipment Receivables Trust, Series 2024-1 Class B, 7.34% due 2/15/2030	300,000	302,003
[b]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	200,000	197,829
[b,c]	ECAF I Ltd., Series 2015-1A Class A2, 4.947% due 6/15/2040	101,090	84,156
[b]	FREED ABS Trust, Series 2022-3FP Class D, 7.36% due 8/20/2029	226,413	227,554
[b,d]	Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2 Class R, due 6/20/2051	2,000	83,847
[b]	InStar Leasing III LLC, Series 2021-1A Class A, 2.30% due 2/15/2054	294,888	272,584
[b]	LendingPoint Pass-Through Trust, Series 2022-ST1 Class A, 2.50% due 3/15/2028	19,547	19,516
[b]	LL ABS Trust, Series 2022-1A Class D, 7.83% due 11/15/2029	225,000	226,737
	Marlette Funding Trust,
[b]	Series 2021-1A Class R, due 6/16/2031	1,200	17,424
[b]	Series 2021-2A Class R, due 9/15/2031	1,150	20,782
[b]	Series 2021-3A Class R, due 12/15/2031	1,200	20,808
[b]	Momnt Technologies Trust, Series 2023-1A Class A, 6.92% due 3/20/2045	61,734	62,861
[b]	Mosaic Solar Loan Trust Series 2021-2A Class R, due 4/22/2047	1,150,000	88,128
[b]	NMEF Funding LLC, Series 2022-A Class C, 3.86% due 10/16/2028	250,000	246,759
	Oportun Issuance Trust,
[b]	Series 2022-3 Class C, 10.147% due 1/8/2030	95,910	96,067
[b]	Series 2022-A Class A, 5.05% due 6/9/2031	84,326	84,280

See notes to financial statements.	Semi-Annual Financial Statements | 43

Schedule of Investments, Continued

Thornburg Summit Fund | March 31, 2025 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

[b]	Regional Management Issuance Trust, Series 2022-1 Class A, 3.07% due 3/15/2032	$201,407	$199,126
[b]	Republic Finance Issuance Trust, Series 2021-A Class A, 2.30% due 12/22/2031	145,019	143,528
[b]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	300,000	294,346
[b]	Tesla Sustainable Energy Trust, Series 2024-1A Class A2, 5.08% due 6/21/2050	250,000	251,450
[b]	Theorem Funding Trust, Series 2022-2A Class A, 6.06% due 12/15/2028	104,457	104,537
			3,493,265
	STUDENT LOAN — 0.5%
[b]	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A Class A, 1.80% due 11/25/2045	256,942	235,697
[b]	SoFi Professional Loan Program LLC, Series 2021-B Class AFX, 1.14% due 2/15/2047	266,853	234,052
			469,749
	TOTAL ASSET BACKED SECURITIES (Cost $5,457,872)		5,491,710

	CORPORATE BONDS — 8.5%

	BANKS — 0.4%
	Banks — 0.4%
[e,f]	Bank of New York Mellon Corp., Series F, 4.625% (TSFR3M + 3.39%) due 9/20/2026	100,000	98,352
[e,f]	Wells Fargo & Co., Series U, 5.875% due 6/15/2025	250,000	249,962
			348,314
	CONSUMER SERVICES — 0.3%
	Hotels, Restaurants & Leisure — 0.3%
[b,c]	Arcos Dorados BV, 6.375% due 1/29/2032	250,000	253,147
			253,147
	ENERGY — 1.5%
	Energy Equipment & Services — 0.3%
[b,c]	Empresa Generadora de Electricidad Haina SA, 5.625% due 11/8/2028	350,000	332,598
	Oil, Gas & Consumable Fuels — 1.2%
	Ecopetrol SA,
[c]	7.75% due 2/1/2032	125,000	122,475
[c]	8.875% due 1/13/2033	117,000	120,833
[e,f]	Energy Transfer LP, Series H, 6.50% (5-Yr. CMT + 5.690%) due 11/15/2026	225,000	225,139
[b,c]	Galaxy Pipeline Assets Bidco Ltd., 2.16% due 3/31/2034	331,735	291,659
	Petroleos Mexicanos,
[c]	5.95% due 1/28/2031	120,000	102,007
[c]	7.69% due 1/23/2050	315,000	236,433
			1,431,144
	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.6%
	Diversified REITs — 0.6%
[b]	American Tower Trust #1, 3.652% due 3/15/2048	300,000	290,231
	Equinix, Inc., 1.25% due 7/15/2025	250,000	247,390
[b]	SBA Tower Trust, 6.599% due 11/15/2052	13,000	13,326
			550,947
	FINANCIAL SERVICES — 1.6%
	Capital Markets — 1.3%
[b]	Blue Owl Technology Finance Corp., 4.75% due 12/15/2025	179,000	177,985
[b]	Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV (GBP), 8.50% due 1/15/2031	250,000	342,449
[b]	Burford Capital Global Finance LLC, 9.25% due 7/1/2031	250,000	263,998
[b]	GTP Acquisition Partners I LLC, Series 2015-2 Class A, 3.482% due 6/15/2050	200,000	199,148
	Hercules Capital, Inc., 2.625% due 9/16/2026	250,000	240,270
	Financial Services — 0.3%
[b]	Antares Holdings LP, 6.50% due 2/8/2029	250,000	251,415
			1,475,265
	FOOD, BEVERAGE & TOBACCO — 0.2%
	Food Products — 0.2%
[b]	Darling Global Finance BV (EUR), 3.625% due 5/15/2026	200,000	215,034
			215,034

44 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Summit Fund | March 31, 2025 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	HEALTH CARE EQUIPMENT & SERVICES — 0.3%
	Health Care Providers & Services — 0.3%
[b]	Highmark, Inc., 1.45% due 5/10/2026	$250,000	$240,478
			240,478
	MATERIALS — 0.5%
	Containers & Packaging — 0.3%
	Berry Global, Inc., 1.57% due 1/15/2026	275,000	268,114
	Metals & Mining — 0.2%
[b,c]	WE Soda Investments Holding plc, 9.375% due 2/14/2031	200,000	205,470
			473,584
	MEDIA & ENTERTAINMENT — 0.5%
	Media — 0.5%
[b]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25% due 2/1/2031	500,000	442,990
			442,990
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.1%
	Life Sciences Tools & Services — 0.1%
[b]	Avantor Funding, Inc. (EUR), 2.625% due 11/1/2025	100,000	107,568
			107,568
	SOFTWARE & SERVICES — 0.4%
	Internet Software & Services — 0.3%
[b]	Prosus NV (EUR), 1.288% due 7/13/2029	285,000	278,546
	Software — 0.1%
[b]	GoTo Group, Inc.,5.50% due 5/1/2028	184,029	113,658
			392,204
	TELECOMMUNICATION SERVICES — 0.3%
	Wireless Telecommunication Services — 0.3%
[b,c]	Turkcell Iletisim Hizmetleri AS, 7.45% due 1/24/2030	250,000	252,250
			252,250
	TRANSPORTATION — 0.2%
	Passenger Airlines — 0.2%
[b,c]	Pegasus Hava Tasimaciligi AS, 8.00% due 9/11/2031	200,000	198,016
			198,016
	UTILITIES — 1.6%
	Electric Utilities — 1.3%
	Black Hills Corp., 6.15% due 5/15/2034	250,000	261,630
[b]	FirstEnergy Pennsylvania Electric Co., 5.15% due 3/30/2026	275,000	276,600
[f]	Pacific Gas & Electric Co., 5.31% (SOFRINDX + 0.95%) due 9/4/2025	275,000	274,945
	Pinnacle West Capital Corp., 1.30% due 6/15/2025	250,000	248,400
[f]	Southern Co., Series B, 4.00% (5-Yr. CMT + 3.730%) due 1/15/2051	200,000	197,374
	Multi-Utilities — 0.3%
[b,c]	Aegea Finance SARL, 9.00% due 1/20/2031	250,000	262,235
			1,521,184
	TOTAL CORPORATE BONDS (Cost $7,846,209)		7,902,125

	OTHER GOVERNMENT — 1.9%
	Australia Government Bonds (AUD), Series 166, 3.00% due 11/21/2033	500,000	283,151
	Brazil Notas do Tesouro Nacional (BRL), Series F, 10.00% due 1/1/2029	1,000,000	157,263
	Dominican Republic Central Bank Notes (DOP), 12.00% due 10/3/2025	5,700,000	90,098
[b]	Dominican Republic International Bonds (DOP), 10.75% due 6/1/2036	13,000,000	213,135
	Egypt Government Bonds (EGP), Series 3Y, 23.865% due 6/4/2027	7,075,000	142,353
	Egypt Treasury Bills (EGP), due 6/3/2025	15,000,000	283,490
[c]	Panama Bonos del Tesoro, 3.362% due 6/30/2031	100,000	81,444
[b]	Republic of Uzbekistan International Bonds (UZS), 16.625% due 5/29/2027	4,500,000,000	356,924
	U.K. Gilts (GBP), 1.625% due 10/22/2028	140,000	166,578
	TOTAL OTHER GOVERNMENT (Cost $1,816,367)		1,774,436

See notes to financial statements.	Semi-Annual Financial Statements | 45

Schedule of Investments, Continued

Thornburg Summit Fund | March 31, 2025 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	U.S. TREASURY SECURITIES — 9.6%
	U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/2052	$570,460	$322,889
	U.S. Treasury Inflation-Indexed Notes,
	0.125%, 1/15/2031	2,373,036	2,191,165
	1.125%, 1/15/2033	234,571	224,647
	1.25%, 4/15/2028	211,772	211,764
	1.75%, 1/15/2034	515,582	514,575
	U.S. Treasury Notes,
	1.75%, 8/15/2041	1,230,000	833,325
	4.00%, 2/15/2034	800,000	789,250
	4.125%, 11/15/2032	550,000	550,860
	4.25%, 11/15/2034	690,000	692,156
	4.375%, 5/15/2034	505,000	511,865
	4.50%, 11/15/2033	1,055,000	1,080,386
	U.S. Treasury Strip Coupon, 8.297%, 11/15/2043	2,550,000	1,043,746
	TOTAL U.S. TREASURY SECURITIES (Cost $8,919,573)		8,966,628

	MORTGAGE BACKED — 11.4%
[b]	BXP Trust, CMBS, Series 2021-601L Class A, 2.618% due 1/15/2044	325,000	273,895
[b]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	245,000	220,441
	COMM Mortgage Trust, CMBS, Series 2015-LC23 Class ASB, 3.598% due 10/10/2048	68,480	68,292
[b]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	250,000	225,305
[b,f]	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class A1, 2.206% due 1/25/2067	220,010	193,948
	Federal Home Loan Mtg Corp., Pool SE9046, 3.00% due 12/1/2051	236,538	203,809
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO, Series 2019-1 Class MA, 3.50% due 7/25/2058	37,201	35,546
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool SD1669, 2.50% due 1/1/2052	260,142	216,509
	Pool SD4175, 2.50% due 6/1/2052	1,030,064	858,530
	Pool SD8242, 3.00% due 9/1/2052	564,736	490,093
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO, Series 2017-SC02 Class 1A, 3.00% due 5/25/2047	61,694	52,858
	Federal National Mtg Assoc., UMBS Collateral,
	Pool BV4119, 2.50% due 3/1/2052	594,883	495,819
	Pool CB1388, 2.50% due 8/1/2051	510,433	427,468
	Pool CB2301, 3.00% due 12/1/2051	445,768	386,732
	Pool FM8761, 2.50% due 9/1/2051	366,830	305,368
	Pool FS6130, 2.50% due 7/1/2052	513,830	428,263
	Pool FS6157, 3.00% due 9/1/2052	959,029	833,397
	Pool FS9157, 2.00% due 5/1/2042	239,241	203,869
	Pool MA4512, 2.50% due 1/1/2052	706,597	589,275
	Pool MA4548, 2.50% due 2/1/2052	509,586	425,342
	Pool MA4653, 3.00% due 7/1/2052	501,359	435,506
	GCAT Trust, Whole Loan Securities Trust CMO,
[b,f]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	167,153	150,122
[b,f]	Series 2023-NQM4 Class A1, 4.25% due 5/25/2067	225,395	210,819
[b,f]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 2.943% due 12/10/2041	245,000	222,298
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[b,f]	Series 2021-NQM2 Class A1, 1.073% due 9/25/2056	171,765	143,250
[b,f]	Series 2021-NQM3 Class A1, 1.595% due 11/25/2056	280,558	239,719
[b,f]	MFA Trust, Whole Loan Securities Trust CMO, Series 2022-CHM1 Class A1, 4.875% due 9/25/2056	235,936	231,915
[f]	Morgan Stanley Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 4.00% due 6/25/2064	318,750	309,449
[b,f]	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	316,655	293,711
[b,f]	NRM FHT1 Excess Owner LLC, Whole Loan Securities Trust CMO, Series 2025-FHT1 Class A, 6.545% due 3/25/2032	250,000	248,127
[b]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	250,000	223,150
[b,f]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.584% (TSFR1M + 1.26%) due 5/15/2038	174,000	171,836
[b,f,g]	SKY Trust, CMBS, Series 2025-LINE Class A, 6.915% (TSFR1M + 2.59%) due 4/15/2030	235,000	234,412
[b]	SLG Office Trust, CMBS, Series 2021-OVA Class A, 2.585% due 7/15/2041	250,000	214,962
[b,f]	TIAA Bank Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2018-2 Class B3, 3.656% due 7/25/2048	146,144	131,131
[b,f]	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO, Series 2025-R1 Class A1, 4.00% due 11/27/2057	238,260	211,012
	TOTAL MORTGAGE BACKED (Cost $10,565,074)		10,606,178

46 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Summit Fund | March 31, 2025 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	LOAN PARTICIPATIONS — 0.2%

	COMMERCIAL & PROFESSIONAL SERVICES — 0.2%
	Commercial Services & Supplies — 0.2%
[h]	Imagefirst Holdings LLC, due 4/27/2028	$200,000	$199,250
			199,250
	TOTAL LOAN PARTICIPATIONS (Cost $199,500)		199,250

	SHORT-TERM INVESTMENTS — 2.2%
[i]	Thornburg Capital Management Fund	201,952	2,019,521
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,019,521)		2,019,521

	TOTAL INVESTMENTS — 99.9% (Cost $81,454,299)		$93,163,023

	OTHER ASSETS LESS LIABILITIES — 0.1%		95,350

	NET ASSETS — 100.0%		$93,258,373

OUTSTANDING FORWARD CURRENCY CONTRACTS TO BUY OR SELL AT MARCH 31, 2025
CONTRACT	CONTRACT		CONTRACT	CONTRACT	VALUE	UNREALIZED	UNREALIZED
DESCRIPTION	PARTY*	BUY/SELL	AMOUNT	VALUE DATE	USD	APPRECIATION	DEPRECIATION

Euro	SSB	Buy	4,025,000	4/30/2025	4,358,800	$143,957	$—
Japanese Yen	MSC	Buy	537,360,000	4/30/2025	3,593,902	94,753	—
Total						$238,710	—
Net unrealized appreciation (depreciation)						$238,710

* Counterparties include State Street Bank and Trust Company (“SSB”) and Morgan Stanely & Co. Inc. (“MSC”).

Footnote Legend

a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $14,789,835, representing 15.86% of the Fund’s net assets.
c	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
d	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
e	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
f	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule.

The rates shown are those in effect on March 31, 2025.

g	When-issued security.
h	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be effective at the time of settlement and will be based upon the Secured Overnight Financing Rate (“SOFR”) plus a premium which was determined at the time of purchase.
i	Investment in Affiliates.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities	EUR	Denominated in Euro
ADR	American Depositary Receipt	GBP	Denominated in Pound Sterling
AUD	Denominated in Australian Dollar	Mtg	Mortgage
BRL	Denominated in Brazilian Real	SBA	Small Business Administration
CMBS	Commercial Mortgage-Backed Securities	SOFRINDX	Secured Overnight Financing Rate Index
CMO	Collateralized Mortgage Obligation	TSFR1M	Term SOFR 1 Month
CMT	Constant Maturity Rate	TSFR3M	Term SOFR 3 Month
DOP	Denominated in Dominican Peso	UMBS	Uniform Mortgage Backed Securities
EGP	Denominated in Egyptian Pound	UZS	Denominated in Uzbekistani Som

See notes to financial statements.	Semi-Annual Financial Statements | 47

Schedule of Investments, Continued

Thornburg Summit Fund | March 31, 2025 (Unaudited)

COUNTRY EXPOSURE *
(percent of net assets)

United States	68.3%
United Kingdom	4.1%
France	4.1%
Canada	3.8%
Japan	2.7%
India	1.8%
Brazil	1.8%
South Korea	1.7%
Taiwan	1.6%
Australia	1.1%
Netherlands	0.9%
Macao	0.8%
Turkey	0.7%
Dominican Republic	0.7%
China	0.6%
Denmark	0.6%
Egypt	0.4%
Germany	0.4%
Uzbekistan	0.4%
Mexico	0.4%
United Arab Emirates	0.3%
Colombia	0.3%
Cayman Islands	0.1%
Panama	0.1%
Other Assets Less Liabilities	2.3%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

48 | Semi-Annual Financial Statements	See notes to financial statements.

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Semi-Annual Financial Statements | 49

Statements of Assets and Liabilities

March 31, 2025 (Unaudited)

	THORNBURG GLOBAL OPPORTUNITIES FUND	THORNBURG INTERNATIONAL EQUITY FUND	THORNBURG BETTER WORLD INTERNATIONAL FUND	THORNBURG INTERNATIONAL GROWTH FUND	THORNBURG DEVELOPING WORLD FUND
ASSETS
Investments at cost
Non-affiliated issuers	$755,548,131	$2,085,183,525	$372,676,292	$471,248,663	$418,283,101
Non-controlled affiliated issuers	28,248,835	202,313,276	21,382,104	7,370,221	13,047,279
Investments at value Non-affiliated issuers	1,236,908,664	2,865,869,638	448,185,278	679,487,672	538,447,047
Non-controlled affiliated issuers	28,248,835	202,313,276	21,382,104	7,370,221	13,047,279
Foreign currency at value (a)	363,061	1,907,919	139,911	13,038	38
Unrealized appreciation on forward currency contracts	3,358,926	-	-	-	119,831
Cash segregated as collateral on foreign currency
contracts	-	-	-	-	580,000
Receivable for investments sold	-	17,538,648	2,428,880	1,027,549	579,837
Receivable for fund shares sold	7,432,349	9,300,665	420,182	454,816	575,184
Dividends receivable	1,570,110	8,001,453	1,112,521	1,113,432	1,855,093
Tax reclaims receivable	1,505,771	8,756,717	1,028,643	2,046,783	-
Prepaid expenses and other assets	108,753	123,926	51,648	77,260	58,064
Total Assets	1,279,496,469	3,113,812,242	474,749,167	691,590,771	555,262,373

LIABILITIES
Unrealized depreciation on forward currency contracts	-	-	-	-	2,651,206
Payable for investments purchased	109,019	9,457,105	1,211,603	37,803	32,199
Payable for fund shares redeemed	875,783	3,551,985	203,172	424,495	843,476
Payable to investment advisor and other affiliates	1,017,153	2,233,621	310,487	562,438	397,531
IRS compliance fees for foreign withholding tax claims
payable	-	5,743,243	-	-	-
Deferred taxes payable	5,181,730	-	-	-	1,482,616
Accounts payable and accrued expenses	488,199	1,365,197	344,118	415,527	991,422
Dividends payable	9	3,498	-	-	-
Total Liabilities	7,671,893	22,354,649	2,069,380	1,440,263	6,398,450
NET ASSETS	$1,271,824,576	$3,091,457,593	$472,679,787	$690,150,508	$548,863,923

NET ASSETS CONSIST OF
Net capital paid in on shares of beneficial interest	$763,142,992	$2,253,774,774	$441,986,650	$476,995,601	$573,304,815
Distributable earnings (accumulated loss)	508,681,584	837,682,819	30,693,137	213,154,907	(24,440,892)
NET ASSETS	$1,271,824,576	$3,091,457,593	$472,679,787	$690,150,508	$548,863,923

50 | Semi-Annual Financial Statements

Statements of Assets and Liabilities, Continued

March 31, 2025 (Unaudited)

	THORNBURG GLOBAL OPPORTUNITIES FUND	THORNBURG INTERNATIONAL EQUITY FUND	THORNBURG BETTER WORLD INTERNATIONAL FUND	THORNBURG INTERNATIONAL GROWTH FUND	THORNBURG DEVELOPING WORLD FUND
NET ASSET VALUE
Class A Shares: Net assets applicable to shares outstanding	$332,425,107	$413,418,257	$36,891,465	$83,128,538	$65,188,909
Shares outstanding	8,612,199	15,054,330	1,983,236	3,697,464	3,070,145
Net asset value and redemption price per share	$38.60	$27.46	$18.60	$22.48	$21.23
Maximum offering price per share (net asset value, plus 4.50% of offering price)	$40.42	$28.75	$19.48	$23.54	$22.23

Class C Shares: Net assets applicable to shares outstanding	22,110,138	8,750,495	4,796,175	4,666,725	5,999,062
Shares outstanding	602,911	375,543	265,379	238,653	300,258
Net asset value and redemption price per share*	36.67	23.30	18.07	19.55	19.98

Class I Shares: Net assets applicable to shares outstanding	808,392,714	1,888,538,879	430,992,147	507,501,048	426,734,197
Shares outstanding	20,846,345	65,795,326	22,492,443	21,666,164	19,613,618
Net asset value and redemption price per share	38.78	28.70	19.16	23.42	21.76

Class R3 Shares: Net assets applicable to shares outstanding	2,789,660	124,313,343	-	3,759,290	-
Shares outstanding	73,191	4,534,413	-	170,556	-
Net asset value and redemption price per share	38.12	27.42	-	22.04	-

Class R4 Shares: Net assets applicable to shares outstanding	5,260,897	95,571,169	-	6,435,819	-
Shares outstanding	137,483	3,522,965	-	289,460	-
Net asset value and redemption price per share	38.27	27.13	-	22.23	-

Class R5 Shares: Net assets applicable to shares outstanding	17,444,828	108,801,868	-	4,537,687	3,103,002
Shares outstanding	449,000	3,795,547	-	192,962	143,103
Net asset value and redemption price per share	38.85	28.67	-	23.52	21.68

Class R6 Shares: Net assets applicable to shares outstanding	83,401,232	452,063,582	-	80,121,401	47,838,753
Shares outstanding	2,141,130	15,847,757	-	3,392,461	2,193,936
Net asset value and redemption price per share	38.95	28.53	-	23.62	21.80

(a)	Cost of foreign currency is $364,358; $1,916,048; $140,410; $13,201; $39 respectively.

*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

Semi-Annual Financial Statements | 51

Statements of Assets and Liabilities, Continued

March 31, 2025 (Unaudited)

	THORNBURG SMALL/MID CAP CORE FUND	THORNBURG SMALL/MID CAP GROWTH FUND	THORNBURG INVESTMENT INCOME BUILDER FUND	THORNBURG SUMMIT FUND
ASSETS
Investments at cost
Non-affiliated issuers	$368,899,512	$167,900,077	$10,091,804,868	$79,434,778
Non-controlled affiliated issuers	1,106,604	3,009,473	761,271,553	2,019,521
Investments at value Non-affiliated issuers	455,987,812	202,122,283	13,912,704,919	91,143,502
Non-controlled affiliated issuers	1,106,604	3,009,473	688,442,216	2,019,521
Cash	-	-	-	93,720
Foreign currency at value (a)	-	-	8,305,231	-
Unrealized appreciation on forward currency contracts	-	-	42,604,685	238,710
Receivable for investments sold	10,421,147	3,796,374	86,010,376	-
Receivable for fund shares sold	30,009	23,144	17,068,887	234,804
Dividends receivable	136,062	19,134	28,202,383	99,726
Tax reclaims receivable	-	1,687	45,713,232	52,768
Principal and interest receivable	-	-	17,123,476	255,659
Prepaid expenses and other assets	53,208	53,521	211,695	27,158
Total Assets	467,734,842	209,025,616	14,846,387,100	94,165,568

LIABILITIES

Unrealized depreciation on forward currency contracts	-	-	4,355	-
Payable for investments purchased	9,342	9,268	83,687,674	537,799
Payable for fund shares redeemed	5,338,329	4,085,972	6,941,764	214,337
Payable to investment advisor and other affiliates	492,726	222,961	19,403,218	25,881
Deferred taxes payable	-	-	1,883,332	43,571
Accounts payable and accrued expenses	233,756	106,497	3,381,789	85,607
Dividends payable	-	-	15,720,609	-
Total Liabilities	6,074,153	4,424,698	131,022,741	907,195
NET ASSETS	$461,660,689	$204,600,918	$14,715,364,359	$93,258,373

NET ASSETS CONSIST OF

Net capital paid in on shares of beneficial interest	$401,995,319	$271,525,416	$10,724,928,229	$80,050,063
Distributable earnings (accumulated loss)	59,665,370	(66,924,498)	3,990,436,130	13,208,310
NET ASSETS	$461,660,689	$204,600,918	$14,715,364,359	$93,258,373

52 | Semi-Annual Financial Statements

Statements of Assets and Liabilities, Continued

March 31, 2025 (Unaudited)

	THORNBURG SMALL/MID CAP CORE FUND	THORNBURG SMALL/MID CAP GROWTH FUND	THORNBURG INVESTMENT INCOME BUILDER FUND	THORNBURG SUMMIT FUND
NET ASSET VALUE
Class A Shares: Net assets applicable to shares outstanding	$256,892,763	$112,693,224	$4,592,981,850	$11,066,723
Shares outstanding	3,646,171	4,263,763	166,547,190	858,511
Net asset value and redemption price per share	$70.46	$26.43	$27.58	$12.89
Maximum offering price per share (net asset value, plus 4.50% of offering price)	$73.78	$27.68	$28.88	$13.50

Class C Shares: Net assets applicable to shares outstanding	2,415,393	1,937,275	511,530,456	-
Shares outstanding	41,101	102,764	18,579,000	-
Net asset value and redemption price per share*	58.77	18.85	27.53	-

Class I Shares: Net assets applicable to shares outstanding	187,570,868	71,824,639	9,242,014,177	82,191,650
Shares outstanding	2,525,610	2,336,314	332,592,580	6,373,285
Net asset value and redemption price per share	74.27	30.74	27.79	12.90

Class R3 Shares: Net assets applicable to shares outstanding	10,128,372	10,804,184	21,993,561	-
Shares outstanding	144,486	417,523	797,982	-
Net asset value and redemption price per share	70.10	25.88	27.56	-

Class R4 Shares: Net assets applicable to shares outstanding	2,409,569	557,924	13,778,166	-
Shares outstanding	33,761	21,009	499,089	-
Net asset value and redemption price per share	71.37	26.56	27.61	-

Class R5 Shares: Net assets applicable to shares outstanding	2,243,724	6,783,672	16,468,367	-
Shares outstanding	30,267	221,040	593,066	-
Net asset value and redemption price per share	74.13	30.69	27.77	-

Class R6 Shares: Net assets applicable to shares outstanding	-	-	316,597,782	-
Shares outstanding	-	-	11,427,157	-
Net asset value and redemption price per share	-	-	27.71	-

(a)	Cost of foreign currency is $0; $0; $8,304,761; $0 respectively.

*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

Semi-Annual Financial Statements | 53

Statements of Operations

Six Months Ended March 31, 2025 (Unaudited)

	THORNBURG GLOBAL OPPORTUNITIES FUND	THORNBURG INTERNATIONAL EQUITY FUND	THORNBURG BETTER WORLD INTERNATIONAL FUND	THORNBURG INTERNATIONAL GROWTH FUND	THORNBURG DEVELOPING WORLD FUND
INVESTMENT INCOME
Dividend income
Non-affiliated issuers	$28,864,743	$23,836,794	$3,367,018	$3,084,285	$5,865,399
Non-controlled affiliated issuers	635,357	3,184,810	462,313	449,092	179,930
Dividend taxes withheld	(3,652,835)	(1,922,071)	(322,817)	(287,431)	(879,454)
Interest income	1,794	363	-	420	30
Adjusted for: IRS compliance fees for foreign
withholding tax claims	-	(2,387,487)	-	-	-
Total Income	25,849,059	22,712,409	3,506,514	3,246,366	5,165,905

EXPENSES
Investment management fees	5,215,498	10,925,090	2,471,188	3,319,394	2,974,218
Administration fees	532,116	1,221,197	216,251	329,888	262,455
Distribution and service fees
Class A Shares	414,326	503,892	46,023	104,010	88,223
Class C Shares	120,867	44,460	26,808	28,669	33,343
Class R3 Shares	6,906	301,926	-	10,852	-
Class R4 Shares	6,365	114,447	-	8,393	-
Transfer agent fees
Class A Shares	161,860	251,150	28,855	50,960	59,926
Class C Shares	20,556	5,472	5,291	8,490	11,578
Class I Shares	423,564	656,310	251,218	228,666	425,742
Class R3 Shares	6,459	161,264	-	9,128	-
Class R4 Shares	14,232	140,781	-	21,317	-
Class R5 Shares	24,619	159,187	-	18,328	7,137
Class R6 Shares	6,057	18,398	-	5,602	11,060
Registration and filing fees
Class A Shares	10,000	9,985	8,445	8,754	7,614
Class C Shares	7,611	7,222	8,450	7,727	7,580
Class I Shares	20,671	26,231	11,101	9,875	14,051
Class R3 Shares	8,102	7,370	-	7,929	-
Class R4 Shares	8,102	7,618	-	7,933	-
Class R5 Shares	8,093	7,626	-	7,893	8,183
Class R6 Shares	8,139	8,750	-	7,952	8,183
Custodian fees	122,688	186,526	57,787	89,420	304,547
Audit and tax fees	38,351	61,125	35,470	44,650	30,835
Legal fees	8,851	19,268	640	6,455	5,348
Trustee and officer fees	42,560	95,286	18,231	27,327	25,937
Other expenses	93,102	141,880	57,048	56,610	104,102
Total Expenses Less:	7,329,695	15,082,461	3,242,806	4,426,222	4,390,062
Expenses reimbursed	(329,325)	(528,348)	(468,791)	(310,066)	(475,515)
Investment management fees waived	(214,702)	(1,389,880)	(355,544)	(102,880)	(548,170)
Net Expenses	6,785,668	13,164,233	2,418,471	4,013,276	3,366,377
Net Investment Income (Loss)	$19,063,391	$9,548,176	$1,088,043	$(766,910)	$1,799,528

54 | Semi-Annual Financial Statements

Statements of Operations, Continued

Six Months Ended March 31, 2025 (Unaudited)

	THORNBURG GLOBAL OPPORTUNITIES FUND	THORNBURG INTERNATIONAL EQUITY FUND	THORNBURG BETTER WORLD INTERNATIONAL FUND	THORNBURG INTERNATIONAL GROWTH FUND	THORNBURG DEVELOPING WORLD FUND
REALIZED AND UNREALIZED GAIN (LOSS) Net realized gain (loss) on: Non-affiliated issuers investments*	$32,924,917	$58,902,985	$14,064,902	$14,813,798	$23,611,370
Forward currency contracts	2,969,137	8,231,294	-	-	-
Foreign currency transactions	(447,018)	(554,881)	(93,357)	(9,942)	(217,575)
Net realized gain (loss)	35,447,036	66,579,398	13,971,545	14,803,856	23,393,795

Net change in unrealized appreciation (depreciation) on:
Non-affiliated issuers investments**	(27,441,947)	(44,018,120)	(31,894,058)	(98,580,871)	(54,038,205)
Forward currency contracts	3,783,369	1,953,484	-	-	(2,531,375)
Foreign currency translations	(53,201)	(295,117)	(29,465)	(87,990)	(12,630)
Change in net unrealized appreciation (depreciation)	(23,711,779)	(42,359,753)	(31,923,523)	(98,668,861)	(56,582,210)
Net Realized and Unrealized Gain (Loss)	11,735,257	24,219,645	(17,951,978)	(83,865,005)	(33,188,415)
Change in Net Assets Resulting from Operations	$30,798,648	$33,767,821	$(16,863,935)	$(84,631,915)	$(31,388,887)
* Net of foreign capital gain taxes	$-	$226,890	$-	$290,198	$1,449,395
** Net of change in deferred taxes	$(595,084)	$425,383	$-	$1,265,623	$4,431,435

See notes to financial statements.

Semi-Annual Financial Statements | 55

Statements of Operations, Continued

Six Months Ended March 31, 2025 (Unaudited)

	THORNBURG	THORNBURG	THORNBURG
	SMALL/MID CAP	SMALL/MID CAP	INVESTMENT	THORNBURG
	CORE	GROWTH	INCOME BUILDER	SUMMIT
	FUND	FUND	FUND	FUND
INVESTMENT INCOME
Dividend income
Non-affiliated issuers	$2,051,245	$186,605	$286,214,229	$531,112
Non-controlled affiliated issuers	232,969	68,687	22,846,124	81,236
Dividend taxes withheld	-	-	(22,482,882)	(22,805)
Interest income	-	-	63,552,944	842,312
Foreign withholding tax claims	-	-	-	15,976
Total Income	2,284,214	255,292	350,130,415	1,447,831

EXPENSES
Investment management fees	2,434,817	1,176,261	48,072,547	393,625
Administration fees	238,717	114,568	5,908,811	44,724
Distribution and service fees
Class A Shares	384,805	173,048	5,522,124	14,254
Class C Shares	15,011	12,178	2,478,192	-
Class R3 Shares	29,652	34,888	52,746	-
Class R4 Shares	3,467	881	16,025	-
Transfer agent fees
Class A Shares	167,870	90,090	1,389,450	11,872
Class C Shares	8,115	7,725	179,960	-
Class I Shares	85,156	33,102	3,659,350	25,462
Class R3 Shares	18,193	21,091	24,813	-
Class R4 Shares	4,531	4,336	16,817	-
Class R5 Shares	5,365	11,770	26,340	-
Class R6 Shares	-	-	13,208	-
Registration and filing fees
Class A Shares	8,312	7,112	19,897	10,297
Class C Shares	7,815	7,112	3,167	-
Class I Shares	7,925	7,270	30,762	8,929
Class R3 Shares	7,385	7,317	-	-
Class R4 Shares	7,844	7,802	-	-
Class R5 Shares	7,856	7,486	-	-
Custodian fees	22,785	17,813	628,268	33,780
Audit and tax fees	30,030	27,448	92,610	42,280
Legal fees	3,710	3,258	84,205	1,059
Trustee and officer fees	18,257	9,084	464,510	3,442
Other expenses	25,079	30,614	592,678	26,050
Total Expenses Less:	3,542,697	1,812,254	69,276,480	615,774
Expenses reimbursed	(213,068)	(158,031)	(32,460)	(101,338)
Investment management fees waived	-	-	-	(138,047)
Net Expenses	3,329,629	1,654,223	69,244,020	376,389
Net Investment Income (Loss)	$(1,045,415)	$(1,398,931)	$280,886,395	$1,071,442

56 | Semi-Annual Financial Statements

Statements of Operations, Continued

Six Months Ended March 31, 2025 (Unaudited)

	THORNBURG SMALL/MID CAP CORE FUND	THORNBURG SMALL/MID CAP GROWTH FUND	THORNBURG INVESTMENT INCOME BUILDER FUND	THORNBURG SUMMIT FUND
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Non-affiliated issuers investments*	$12,314,361	$6,962,416	$366,641,749	$2,330,202
Forward currency contracts	-	-	40,859,408	(289,260)
Foreign currency transactions	-	-	(1,743,461)	(2,433)
Net realized gain (loss)	12,314,361	6,962,416	405,757,696	2,038,509

Net change in unrealized appreciation (depreciation) on:
Non-affiliated issuers investments**	(55,631,315)	(35,656,714)	210,791,959	(4,055,232)
Non-controlled affiliated issuers	-	-	(7,046,287)	-
Forward currency contracts	-	-	48,997,673	(111,682)
Foreign currency translations	-	-	(1,652,509)	(2,466)
Change in net unrealized appreciation (depreciation)	(55,631,315)	(35,656,714)	251,090,836	(4,169,380)
Net Realized and Unrealized Gain (Loss)	(43,316,954)	(28,694,298)	656,848,532	(2,130,871)
Change in Net Assets Resulting from Operations	$(44,362,369)	$(30,093,229)	$937,734,927	$(1,059,429)
* Net of foreign capital gain taxes	$-	$-	$-	$101,609
** Net of change in deferred taxes	$-	$-	$802,857	$153,622

See notes to financial statements.

Semi-Annual Financial Statements | 57

Statements of Changes in Net Assets

	THORNBURG GLOBAL OPPORTUNITIES FUND		THORNBURG INTERNATIONAL EQUITY FUND
	SIX MONTHS ENDED MARCH 31, 2025*	YEAR ENDED SEPTEMBER 30, 2024	SIX MONTHS ENDED MARCH 31, 2025*	YEAR ENDED SEPTEMBER 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$19,063,391	$17,480,130	$9,548,176	$53,631,273
Net realized gain (loss)	35,447,036	35,199,574	66,579,398	130,056,474
Net change in unrealized appreciation (depreciation)	(23,711,779)	238,651,488	(42,359,753)	548,648,000
Net Increase (Decrease) in Net Assets Resulting from Operations	30,798,648	291,331,192	33,767,821	732,335,747

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class A Shares	(16,693,608)	(16,081,299)	(25,636,817)	(8,698,557)
Class C Shares	(1,054,048)	(1,610,419)	(575,981)	(175,163)
Class I Shares	(42,302,552)	(36,940,875)	(106,307,814)	(34,545,635)
Class R3 Shares	(134,690)	(144,111)	(7,373,804)	(2,284,889)
Class R4 Shares	(246,375)	(268,120)	(5,865,332)	(1,907,091)
Class R5 Shares	(893,518)	(1,026,988)	(6,983,706)	(2,400,229)
Class R6 Shares	(4,044,479)	(3,542,681)	(27,618,147)	(8,275,441)

FUND SHARE TRANSACTIONS
Class A Shares	(6,216,183)	124,241	2,865,562	(40,461,493)
Class C Shares	(4,595,151)	(18,677,008)	(723,936)	(5,017,561)
Class I Shares	1,398,171	58,862,091	226,199,700	(38,628,419)
Class R3 Shares	23,818	(464,923)	1,893,639	(12,029,387)
Class R4 Shares	416,905	(1,058,349)	7,084,877	(12,350,791)
Class R5 Shares	(199,557)	(3,020,448)	(2,399,196)	(11,388,544)
Class R6 Shares	9,543,876	4,112,053	33,994,576	51,235,272
Net Increase (Decrease) in Net Assets	(34,198,743)	271,594,356	122,321,442	605,407,819

NET ASSETS
Beginning of Period	1,306,023,319	1,034,428,963	2,969,136,151	2,363,728,332
End of Period	$1,271,824,576	$1,306,023,319	$3,091,457,593	$2,969,136,151

*	Unaudited.

See notes to financial statements.

58 | Semi-Annual Financial Statements

Statements of Changes in Net Assets, Continued

	THORNBURG BETTER WORLD INTERNATIONAL FUND		THORNBURG INTERNATIONAL GROWTH FUND
	SIX MONTHS ENDED MARCH 31, 2025*	YEAR ENDED SEPTEMBER 30, 2024	SIX MONTHS ENDED MARCH 31, 2025*	YEAR ENDED SEPTEMBER 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$1,088,043	$7,771,708	$(766,910)	$3,771,162
Net realized gain (loss)	13,971,545	(11,345,497)	14,803,856	64,559,278
Net change in unrealized appreciation (depreciation)	(31,923,523)	116,104,435	(98,668,861)	132,658,103
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,863,935)	112,530,646	(84,631,915)	200,988,543

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class A Shares	(285,868)	(441,083)	(6,359,612)	(205,276)
Class C Shares	(603)	(23,443)	(519,670)	-
Class I Shares	(6,173,389)	(8,100,820)	(45,751,940)	(3,944,778)
Class R3 Shares	-	-	(338,279)	(6,666)
Class R4 Shares	-	-	(494,853)	(16,845)
Class R5 Shares	-	-	(443,466)	(74,501)
Class R6 Shares	-	-	(6,479,794)	(555,216)

FUND SHARE TRANSACTIONS
Class A Shares	162,550	(9,514,437)	6,572,904	(15,437,862)
Class C Shares	(1,555,392)	(720,715)	(1,129,791)	(3,332,466)
Class I Shares	(72,659,620)	(83,768,709)	(56,090,340)	(103,544,621)
Class R3 Shares	-	-	(204,445)	(832,150)
Class R4 Shares	-	-	545,604	(1,659,413)
Class R5 Shares	-	-	(788,346)	(9,218,052)
Class R6 Shares	-	-	4,660,915	(861,939)
Net Increase (Decrease) in Net Assets	(97,376,257)	9,961,439	(191,453,028)	61,298,758

NET ASSETS
Beginning of Period	570,056,044	560,094,605	881,603,536	820,304,778
End of Period	$472,679,787	$570,056,044	$690,150,508	$881,603,536

*	Unaudited.

See notes to financial statements.

Semi-Annual Financial Statements | 59

Statements of Changes in Net Assets, Continued

	THORNBURG DEVELOPING WORLD FUND		THORNBURG SMALL/MID CAP CORE FUND
	SIX MONTHS ENDED MARCH 31, 2025*	YEAR ENDED SEPTEMBER 30, 2024	SIX MONTHS ENDED MARCH 31, 2025*	YEAR ENDED SEPTEMBER 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$1,799,528	$6,641,207	$(1,045,415)	$(2,072,205)
Net realized gain (loss)	23,393,795	46,249,830	12,314,361	11,004,011
Net change in unrealized appreciation (depreciation)	(56,582,210)	87,933,983	(55,631,315)	117,384,529
Net Increase (Decrease) in Net Assets Resulting from Operations	(31,388,887)	140,825,020	(44,362,369)	126,316,335

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class A Shares	(1,662,856)	(1,337,723)	-	-
Class C Shares	(96,357)	(66,116)	-	-
Class I Shares	(13,288,606)	(16,040,523)	-	-
Class R5 Shares	(90,752)	(66,847)	-	-
Class R6 Shares	(1,833,103)	(1,351,847)	-	-

FUND SHARE TRANSACTIONS
Class A Shares	(5,668,755)	(19,028,382)	(25,235,077)	(39,097,518)
Class C Shares	(1,010,803)	(5,545,682)	(562,464)	(2,170,037)
Class I Shares	(54,995,547)	(381,273,036)	(26,431,060)	(16,390,792)
Class R3 Shares	-	-	(1,197,656)	(3,415,074)
Class R4 Shares	-	-	(96,996)	(177,546)
Class R5 Shares	(23,592)	(316,668)	(302,799)	(827,396)
Class R6 Shares	(15,838,870)	(2,277,891)	-	-
Net Increase (Decrease) in Net Assets	(125,898,128)	(286,479,695)	(98,188,421)	64,237,972

NET ASSETS
Beginning of Period	674,762,051	961,241,746	559,849,110	495,611,138
End of Period	$548,863,923	$674,762,051	$461,660,689	$559,849,110

*	Unaudited.

See notes to financial statements.

60 | Semi-Annual Financial Statements

Statements of Changes in Net Assets, Continued

	THORNBURG SMALL/MID CAP GROWTH FUND		THORNBURG INVESTMENT INCOME BUILDER FUND
	SIX MONTHS ENDED MARCH 31, 2025*	YEAR ENDED SEPTEMBER 30, 2024	SIX MONTHS ENDED MARCH 31, 2025*	YEAR ENDED SEPTEMBER 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$(1,398,931)	$(2,567,818)	$280,886,395	$553,706,889
Net realized gain (loss)	6,962,416	3,141,566	405,757,696	355,538,934
Net change in unrealized appreciation (depreciation)	(35,656,714)	56,135,991	251,090,836	1,915,511,407
Net Increase (Decrease) in Net Assets Resulting from Operations	(30,093,229)	56,709,739	937,734,927	2,824,757,230

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class A Shares	-	-	(140,834,117)	(191,766,530)
Class C Shares	-	-	(14,010,141)	(19,015,451)
Class I Shares	-	-	(284,324,925)	(368,729,466)
Class R3 Shares	-	-	(631,595)	(874,451)
Class R4 Shares	-	-	(394,156)	(499,487)
Class R5 Shares	-	-	(584,112)	(915,948)
Class R6 Shares	-	-	(8,923,251)	(12,250,664)

FUND SHARE TRANSACTIONS
Class A Shares	(11,605,413)	(21,776,888)	(61,489,152)	(126,515,271)
Class C Shares	(452,793)	(1,735,505)	(15,300,797)	(70,918,155)
Class I Shares	(24,848,063)	(24,461,842)	336,462,730	449,575,518
Class R3 Shares	(2,692,400)	(2,000,257)	(393,280)	(1,983,630)
Class R4 Shares	(255,511)	(150,578)	575,932	514,762
Class R5 Shares	(1,063,198)	(834,107)	(3,284,726)	(2,508,851)
Class R6 Shares	-	-	38,736,557	23,641,459
Net Increase (Decrease) in Net Assets	(71,010,607)	5,750,562	783,339,894	2,502,511,065

NET ASSETS
Beginning of Period	275,611,525	269,860,963	13,932,024,465	11,429,513,400
End of Period	$204,600,918	$275,611,525	$14,715,364,359	$13,932,024,465

* Unaudited.

See notes to financial statements.

Semi-Annual Financial Statements | 61

Statements of Changes in Net Assets, Continued

	THORNBURG SUMMIT FUND
	SIX MONTHS ENDED MARCH 31, 2025*	YEAR ENDED SEPTEMBER 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$1,071,442	$2,369,150
Net realized gain (loss)	2,038,509	3,004,118
Net change in unrealized appreciation (depreciation)	(4,169,380)	14,067,288
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,059,429)	19,440,556

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class A Shares	(302,554)	(221,769)
Class I Shares	(2,987,981)	(2,343,748)

FUND SHARE TRANSACTIONS
Class A Shares	(2,079,901)	6,165,772
Class I Shares	(12,658,586)	8,459,156
Net Increase (Decrease) in Net Assets	(19,088,451)	31,499,967

NET ASSETS
Beginning of Period	112,346,824	80,846,857
End of Period	$93,258,373	$112,346,824

* Unaudited.

See notes to financial statements.

62 | Semi-Annual Financial Statements

Notes to Financial Statements

March 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

Thornburg Global Opportunities Fund (“Global Opportunities Fund”), Thornburg International Equity Fund (“International Equity Fund”), Thornburg Better World International Fund (“Better World International Fund”), Thornburg International Growth Fund (“International Growth Fund”), Thornburg Developing World Fund (“Developing World Fund”), Thornburg Small/Mid Cap Core Fund (“Small/Mid Cap Core Fund”), Thornburg Small/Mid Cap Growth Fund (“Small/Mid Cap Growth Fund”), Thornburg Investment Income Builder Fund (“Income Builder Fund”), and Thornburg Summit Fund (“Summit Fund”), collectively the “Funds”, are diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2025, the Funds are nine of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it.

Global Opportunities Fund: The Fund’s investment goal is to seek long-term capital appreciation by investing in equity and debt securities of all types from issuers around the world. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, developing country risk, equity risk, foreign currency risk, foreign investment risk, liquidity risk, management risk, market and economic risk, real estate risk, redemption risk, risks affecting specific countries or regions, risks affecting specific issuers, and small and mid-cap company risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

International Equity Fund: The Fund’s investment goal is to seek long-term capital appreciation by investing in equity and debt securities of all types. The secondary, non-fundamental goal of the Fund is to seek some current income. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, depositary receipts risk, developing country risk, equity risk, foreign currency risk, foreign investment risk, liquidity risk, management risk, market and economic risk, redemption risk, risks affecting investments in China, risks affecting specific countries or regions, risks affecting specific issuers, and small and mid-cap company risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Better World International Fund: The Fund’s investment goal is to seek long-term capital appreciation. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, depositary receipts risk, developing country risk, equity risk, Environmental, Social and Governance (“ESG”) investing risk, foreign currency risk, foreign investment risk, liquidity risk, management risk, market and economic risk, real estate risk, redemption risk, risks affecting investments in China, risks affecting specific countries or regions, risks affecting specific issuers, and small and mid-cap company risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

International Growth Fund: The Fund’s investment goal is to seek long-term growth of capital by investing in equity securities selected for their growth potential. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, depositary receipts risk, developing country risk, equity risk, foreign currency risk, foreign investment risk, growth company risk, information technology securities risk, liquidity risk, management risk, market and economic risk, redemption risk, risks affecting specific countries or regions, risks affecting specific issuers, and small and mid-cap company risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Developing World Fund: The Fund’s investment goal is to seek long-term capital appreciation. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, developing country risk, equity risk, foreign currency risk, foreign investment risk, liquidity risk, management risk, market and economic risk, redemption risk, risks affecting investments in China, risks affecting specific countries or regions, risks affecting specific issuers, and small and mid-cap company risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Small/Mid Cap Core Fund: The Fund’s investment goal is to seek long-term capital appreciation by investing in equity and debt securities of all types. The secondary, non-fundamental goal the Fund to seek some current income. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include cybersecurity and operational risk, equity risk, foreign investment risk, liquidity risk, management risk, market and economic risk, redemption risk, risks affecting specific issuers, and small and mid-cap company risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Small/Mid Cap Growth Fund: The Fund’s investment goal is to seek long-term growth of capital by investing in equity securities selected for their growth potential. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include biotechnology company risk, cybersecurity and operational risk, equity risk, foreign investment risk, growth company risk, information technology securities risk, liquidity risk, management risk, market and economic risk, redemption risk, risks affecting specific issuers, and small and mid-cap company risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

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Income Builder Fund: The Fund’s primary investment goal is to provide a level of current income which exceeds the average yield on U.S. stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis. The Fund’s secondary investment goal is long-term capital appreciation. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include convertible debt obligation risk, credit risk, cybersecurity and operational risk, developing country risk, equity risk, foreign currency risk, foreign government obligations risk, foreign investment risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, prepayment and extension risk, real estate risk, redemption risk, risks affecting specific countries or regions, risks affecting specific issuers, small and mid-cap company risk, and U.S. government obligations risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Summit Fund: The Fund’s investment goal is to seek to grow real wealth over time. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include commodities-related investment risk, convertible debt obligation risk, credit risk, cybersecurity and operational risk, depositary receipts risk, derivatives risk, developing country risk, equity risk, foreign currency risk, foreign government obligations risk, foreign investment risk, high yield risk, inflation risk, interest rate risk, liquidity risk, management risk, market and economic risk, prepayment and extension risk, real estate risk, redemption risk, risks affecting specific issuers, short sale risk, small and mid-cap company risk, structured products risk, U.S. government obligations risk, and zero coupon bonds and stripped securities risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

As of March 31, 2025, the Funds each currently offer up to seven classes of shares of beneficial interest.

Each class of shares of the Funds represents an interest in the same portfolio of investments, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year of purchase, and bear both a service fee and a distribution fee, (iii) Class I and Class R5 shares are sold at net asset value without a sales charge at the time of purchase and may be subject to a service fee, (iv) Class R3 shares are sold at net asset value without a sales charge, but bear both a service fee and a distribution fee, (v) Class R4 shares are sold at net asset value without a sales charge at the time of purchase but bear a service fee, (vi) Class R6 shares are sold at net asset value without a sales charge at the time of purchase, and (vii) the respective classes may have different reinvestment privileges and conversion rights. Additionally, each Fund may allocate among its classes certain expenses, to the extent allocable to specific classes, including administration fees, transfer agent fees, government registration fees, certain printing and postage costs and legal expenses. Currently, class specific expenses of the Funds are limited to distribution and service fees, transfer agent fees, and certain registration and filing fees.

At March 31, 2025, the following classes of shares are offered in each respective Fund:

	CLASS A	CLASS C	CLASS I	CLASS R3	CLASS R4	CLASS R5	CLASS R6
Global Opportunities Fund	X	X	X	X	X	X	X
International Equity Fund	X	X	X	X	X	X	X
Better World International Fund	X	X	X
International Growth Fund	X	X	X	X	X	X	X
Developing World Fund	X	X	X			X	X
Small/Mid Cap Core Fund	X	X	X	X	X	X
Small/Mid Cap Growth Fund	X	X	X	X	X	X
Income Builder Fund	X	X	X	X	X	X	X
Summit Fund	X		X

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each of the Funds in the preparation of its financial statements. Each Fund prepares its financial statements in conformity with United States generally accepted accounting principles (“GAAP”), including investment company accounting and reporting guidance in the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946.

Segment Reporting: Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be

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allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Allocation of Income, Gains, Losses and Expenses: Net investment income (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses common to all Funds are allocated daily among the Funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods. Operating expenses directly attributable to a specific class are charged against the operating income of that class.

Dividends and Distributions to Shareholders: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Ordinary income dividends, if any, are declared daily and paid quarterly or annually. Capital gain distributions, if any, are declared and paid annually and more often if deemed necessary by Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”). Dividends and distributions are paid and are reinvested in additional shares of the Funds at net asset value per share at the close of business on the ex-dividend date, or at the shareholder’s option, paid in cash.

Foreign Currency Translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against the U.S. dollar on the date of valuation. Purchases and sales of investments and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Funds purchase or sell foreign investments, they will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions. The values of such spot contracts are included in receivable for investments sold and payable for investments purchased on the Statement of Assets and Liabilities.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on investments held. Such changes are included in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

Reported net realized gains and losses from foreign currency transactions arise due to purchases and sales of foreign currencies, currency gains and losses realized between the trade and settlement dates on investment transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. These amounts are included in foreign currency transactions in the Statement of Operations.

Net change in unrealized appreciation (depreciation) on foreign currency translations arise from changes in the fair value of assets and liabilities, other than investments at period end, resulting from changes in exchange rates.

Guarantees and Indemnifications: Under the Trust’s organizational documents (and under separate agreements with the independent Trustees), its officers and Trustees are provided with an indemnification, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of the performance of their duties to the Funds. In the normal course of business the Trust may also enter into contracts with service providers that contain general indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

Investment Income: Dividend income is recorded on the ex-dividend date. Certain income from foreign investments is recognized as soon as information is available to the Funds. Interest income is accrued as earned. Premiums and discounts are amortized and accreted, respectively, to first call dates or maturity dates using the effective yield method of the respective investments. These amounts are included in Investment Income in the Statement of Operations.

Investment Transactions: Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale of investments are recorded on an identified cost basis.

Repurchase Agreements: The Funds may invest excess cash in repurchase agreements whereby the Funds purchase investments, which serve as collateral, with an agreement to resell such collateral to the seller at an agreed upon price at the maturity date of the repurchase agreement. Investments pledged as collateral for repurchase agreements are held in custody until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. During the six months ended March 31, 2025, the Funds did not enter into repurchase agreements.

Security Valuation: All investments in securities held by the Funds are valued as described in Note 3.

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Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases (decreases) in net assets from operations during the reporting period. Actual results could differ from those estimates.

When-Issued and Delayed Delivery Transactions: The Funds may engage in when-issued or delayed delivery transactions. To the extent the Funds engage in such transactions, they will do so for the purpose of acquiring portfolio investments consistent with the Funds’ investment objectives and not for the purpose of investment leverage or to speculate on interest rate or market changes. At the time the Funds make a commitment to purchase an investment on a when-issued or delayed delivery basis, the Funds will record the transaction and reflect the value in determining its net asset value. Pursuant to current U.S. Securities and Exchange Commission (“SEC”) guidance, a transaction involving a when-issued security will not be deemed to involve a senior security as long as the Funds intend to settle the transaction physically and the transaction settles within 35 days. Investments purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date. The values of these securities held at March 31, 2025 are detailed in the Schedule of Investments.

NOTE 3 – SECURITY VALUATION

Valuation of the Funds’ portfolio investment securities is performed by the Advisor, which has been designated by the Trustees of the Trust (the “Trustees”) as the Funds’ “valuation designee,” as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).

In its capacity as the Funds’ valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Funds’ investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Funds would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Funds upon a sale of the investment, and the difference could be material to the Funds’ financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Funds can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any

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business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

Investments in U.S. mutual funds are valued at net asset value (“NAV”) each business day.

Debt obligations held by the Funds which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.

Over-the-counter options are valued by a third-party pricing service provider.

Forward currency contracts are valued by a third-party pricing service provider.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Funds, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Funds are likely to obtain if they sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.

If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Funds may be traded on days and at times when the Funds are not open for business. Consequently, the value of Funds’ investments may be significantly affected on days when shareholders cannot purchase or sell Funds’ shares.

Valuation Hierarchy: The Funds categorize their investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Funds’ investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Funds are typically calculated by pricing service providers approved by the Committee and are generally characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Funds, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Funds are likely to obtain if they sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Committee.

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Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and a Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of each Fund’s investments as of March 31, 2025:

GLOBAL OPPORTUNITIES FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$1,236,908,664	$480,717,536	$756,191,128	$—
Short-Term Investments	28,248,835	28,248,835	—	—
Total Investments in Securities	$1,265,157,499	$508,966,371	$756,191,128	$—

Other Financial Instruments
Forward Currency Contracts	$3,358,926	$—	$3,358,926	$—
Total Assets	$1,268,516,425	$508,966,371	$759,550,054	$—

INTERNATIONAL EQUITY FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$2,865,869,637	$445,176,510	$2,420,693,127	$—
Warrant	1	—	—	1
Short-Term Investments	202,313,276	202,313,276	—	—
Total Investments in Securities	$3,068,182,914	$647,489,786	$2,420,693,127	$1
Total Assets	$3,068,182,914	$647,489,786	$2,420,693,127	$1	(a)

(a)	Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2025 is not presented.

BETTER WORLD INTERNATIONAL FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$448,185,277	$95,541,784	$352,643,493	$—
Warrant	1	—	—	1
Short-Term Investments	21,382,104	21,382,104	—	—
Total Investments in Securities	$469,567,382	$116,923,888	$352,643,493	$1
Total Assets	$469,567,382	$116,923,888	$352,643,493	$1	(a)

(a)	Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2025 is not presented.

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INTERNATIONAL GROWTH FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$679,487,672	$188,766,534	$490,721,138	$—
Short-Term Investments	7,370,221	7,370,221	—	—
Total Investments in Securities	$686,857,893	$196,136,755	$490,721,138	$—
Total Assets	$686,857,893	$196,136,755	$490,721,138	$—

DEVELOPING WORLD FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$523,213,819	$61,299,499	$461,914,320	$—
Preferred Stock	15,233,228	15,233,228	—	—
Short-Term Investments	13,047,279	13,047,279	—	—
Total Investments in Securities	$551,494,326	$89,580,006	$461,914,320	$—

Other Financial Instruments
Forward Currency Contracts	$119,831	$—	$119,831	$—
Total Assets	$551,614,157	$89,580,006	$462,034,151	$—

Liabilities
Other Financial Instruments
Forward Currency Contracts	$(2,651,206)	$—	$(2,651,206)	$—
Total Other Financial Instruments	$(2,651,206)	$—	$(2,651,206)	$—
Total Liabilities	$(2,651,206)	$—	$(2,651,206)	$—

SMALL/MID CAP CORE FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$455,987,812	$455,987,812	$—	$—
Short-Term Investments	1,106,604	1,106,604	—	—
Total Investments in Securities	$457,094,416	$457,094,416	$—	$—
Total Assets	$457,094,416	$457,094,416	$—	$—

SMALL/MID CAP GROWTH FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$202,122,283	$202,122,283	$—	$—
Short-Term Investments	3,009,473	3,009,473	—	—
Total Investments in Securities	$205,131,756	$205,131,756	$—	$—
Total Assets	$205,131,756	$205,131,756	$—	$—

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Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

INCOME BUILDER FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$12,583,181,276	$4,231,885,053	$8,348,511,597	$2,784,626
Preferred Stock	37,456,198	28,816,198	8,640,000	—
Asset Backed Securities	138,526,632	—	136,765,850	1,760,782
Corporate Bonds	865,180,859	—	865,180,859	—
Other Government	10,467,820	—	10,467,820	—
Mortgage Backed	345,429,970	—	345,429,020	950
Loan Participations	68,586,866	—	68,586,866	—
Short-Term Investments	552,317,514	552,317,514	—	—
Total Investments in Securities	$14,601,147,135	$4,813,018,765	$9,783,582,012	$4,546,358

Other Financial Instruments
Forward Currency Contracts	$42,604,685	$—	$42,604,685	$—
Total Assets	$14,643,751,820	$4,813,018,765	$9,826,186,697	$4,546,358	(a)

Liabilities
Other Financial Instruments
Forward Currency Contracts	$(4,355)	$—	$(4,355)	$—
Total Other Financial Instruments	$(4,355)	$—	$(4,355)	$—
Total Liabilities	$(4,355)	$—	$(4,355)	$—

(a)	Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2025 is not presented.

SUMMIT FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$56,203,175	$35,473,338	$20,729,837	$—
Asset Backed Securities	5,491,710	—	5,407,863	83,847
Corporate Bonds	7,902,125	—	7,902,125	—
Other Government	1,774,436	—	1,774,436	—
U.S. Treasury Securities	8,966,628	8,966,628	—	—
Mortgage Backed	10,606,178	—	10,606,178	—
Loan Participations	199,250	—	199,250	—
Short-Term Investments	2,019,521	2,019,521	—	—
Total Investments in Securities	$93,163,023	$46,459,487	$46,619,689	$83,847

Other Financial Instruments
Forward Currency Contracts	$238,710	$—	$238,710	$—
Total Assets	$93,401,733	$46,459,487	$46,858,399	$83,847	(a)

(a)	Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2025 is not presented.

70 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

NOTE 4 – INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement with the Trust, the Advisor serves as the investment advisor and performs advisory services for the Funds for which the Advisor’s management fees are payable at the end of each month. Under the investment advisory agreement, each Fund pays the Advisor a management fee based on the average daily net assets of that Fund at an annual rate as shown in the following table:

GLOBAL OPPORTUNITIES FUND,
INTERNATIONAL EQUITY FUND,
INTERNATIONAL GROWTH FUND,
SMALL/MID CAP CORE FUND,
SMALL/MID CAP GROWTH FUND,		BETTER WORLD INTERNATIONAL FUND,
INCOME BUILDER FUND		DEVELOPING WORLD FUND		SUMMIT FUND
DAILY NET ASSETS	FEE RATE	DAILY NET ASSETS	FEE RATE	DAILY NET ASSETS	FEE RATE
Up to $500 million	0.875%	Up to $500 million	0.975%	Up to $500 million	0.750%
Next $500 million	0.825	Next $500 million	0.925	Next $500 million	0.700
Next $500 million	0.775	Next $500 million	0.875	Next $500 million	0.650
Next $500 million	0.725	Next $500 million	0.825	Next $500 million	0.625
Over $2 billion	0.675	Over $2 billion	0.775	Over $2 billion	0.600

The Funds’ effective management fees, calculated on the basis of the Funds’ average daily net assets (before applicable management fee waivers) for the six months ended March 31, 2025 were as shown in the following table. Total management fees incurred by the Funds for the six months ended March 31, 2025 are set forth in the Statement of Operations.

EFFECTIVE
MANAGEMENT
FEE
Global Opportunities Fund	0.835%
International Equity Fund	0.762
Better World International Fund	0.973
International Growth Fund	0.857
Developing World Fund	0.965
Small/Mid Cap Core Fund	0.869
Small/Mid Cap Growth Fund	0.875
Income Builder Fund	0.693
Summit Fund	0.750

The Trust has entered into an administrative services agreement with the Advisor, whereby the Advisor will perform certain administrative services. The administrative services fees are computed as an annual percentage of the aggregate average daily net assets of all applicable Funds in the Trust as follows:

ADMINISTRATIVE SERVICES FEE SCHEDULE
DAILY NET ASSETS	FEE RATE
Up to $20 billion	0.100%
$20 billion to $40 billion	0.075
$40 billion to $60 billion	0.040
Over $60 billion	0.030

The aggregate administrative services fee amount is allocated on a daily basis to each Fund based on net assets and subsequently allocated to each class of shares of the Funds. Total administrative services fees incurred by each class of shares of the Funds for the six months ended March 31, 2025, are set forth in the Statement of Operations.

Semi-Annual Financial Statements | 71

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

The Trust has an underwriting agreement with Thornburg Securities LLC (the “Distributor”), an affiliate of the Advisor, which acts as the distributor of the Funds’ shares. For the six months ended March 31, 2025, the Distributor has advised the Funds that they earned net commissions from the sale of Class A shares and collected contingent deferred sales charges (“CDSC Fees”) from redemptions of Class C shares as follows:

	COMMISSIONS	CDSC FEES
Global Opportunities Fund	$3,807	$(41)
International Equity Fund	4,834	292
Better World International Fund	638	193
International Growth Fund	636	1
Developing World Fund	679	50
Small/Mid Cap Core Fund	4,763	97
Small/Mid Cap Growth Fund	2,330	23
Income Builder Fund	135,616	15,454
Summit Fund	48	—

Pursuant to a service plan under Rule 12b-1 of the 1940 Act, the Funds may reimburse to the Distributor an amount not to exceed .25 of 1% per annum of the average daily net assets attributable to the applicable Class A, Class C, Class I, Class R3, Class R4, and Class R5 shares of the Global Opportunities Fund, International Equity Fund, International Growth Fund, Small/Mid Cap Core Fund, Small/Mid Cap Growth Fund and Income Builder Fund, Class A, Class C, Class I, and Class R5 shares of the Developing World Fund, Class A, Class C, Class I shares of the Better World International Fund and Class A and Class I shares of the Summit Fund. For the six months ended March 31, 2025, there were no 12b-1 service plan fees charged for Class I or Class R5 shares. Class R6 shares are not subject to a service plan. The Advisor and Distributor each may pay out of its own resources additional expenses for distribution of each Fund’s shares and shareholder services.

The Trust has also adopted a distribution plan pursuant to Rule 12b-1, applicable only to the Funds’ Class C and Class R3 shares, under which the Funds compensate the Distributor for services in promoting the sale of Class C and Class R3 shares of the Funds at an annual rate of up to .75 of 1% per annum of the average daily net assets attributable to Class C shares and an annual rate of up to .25 of 1% per annum of the average daily net assets attributable to Class R3 shares. Total fees incurred by each class of shares of the Funds under their respective service and distribution plans for the six months ended March 31, 2025 are set forth in the Statements of Operations.

The Advisor has contractually agreed to waive certain fees and reimburse certain expenses incurred by certain classes of the Funds. The agreement may be terminated by the Trust at any time, but may not be terminated by the Advisor before February 1, 2026 unless the Advisor ceases to be the investment advisor to the Funds prior to that date. The Advisor may recoup amounts waived or reimbursed during the six months ended March 31, 2025 if, during the period, expenses fall below the contractual limit that was in place at the time these fees and expenses were waived or reimbursed. The Advisor will not recoup fees or expenses as described in the preceding sentence if that recoupment would cause the Funds’ total annual operating expenses (after the recoupment is taken into account) to exceed the lesser of: (a) the expense cap that was in place at the time the waiver or reimbursement occurred; or (b) the expense cap that is in place at the time of the recoupment. Expense caps exclude taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs.

Actual expenses of certain share classes do not exceed levels as specified in each Fund’s most recent prospectus as shown in the following table:

	CLASS A	CLASS C	CLASS I	CLASS R3	CLASS R4	CLASS R5	CLASS R6
Global Opportunities Fund	—%	—%	0.99%	1.50%	1.40%	0.99%	0.85%
International Equity Fund	—	—	0.90	1.36	1.16	0.90	0.70
Better World International Fund	—	2.19	0.90	—	—	—	—
International Growth Fund	—	—	0.99	1.50	1.40	0.99	0.89
Developing World Fund	—	2.33	1.04	—	—	1.04	0.94
Small/Mid Cap Core Fund	—	2.34	0.95	1.31	1.21	0.95	—
Small/Mid Cap Growth Fund	—	2.34	0.95	1.46	1.36	0.95	—
Income Builder Fund	—	—	—	1.50	1.40	0.99	0.80
Summit Fund	0.94	—	0.69	—	—	—	—

72 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

For the six months ended March 31, 2025, the Advisor contractually reimbursed certain class specific expenses and distribution fees and voluntarily waived certain expenses as follows:

	CLASS	CLASS	CLASS	CLASS	CLASS	CLASS	CLASS
CONTRACTUAL:	A	C	I	R3	R4	R5	R6	TOTAL
Global Opportunities Fund	$—	$—	$224,553	$13,662	$16,874	$27,975	$46,261	$329,325
International Equity Fund	—	—	—	123,283	91,289	104,471	209,305	528,348
Better World International Fund	—	8,197	460,594	—	—	—	—	468,791
International Growth Fund	—	—	190,083	16,488	23,395	25,750	49,807	305,523
Developing World Fund	—	9,014	405,657	—	—	15,093	45,751	475,515
Small/Mid Cap Core Fund	—	10,666	139,640	36,243	12,798	13,721	—	213,068
Small/Mid Cap Growth Fund	—	11,011	79,771	32,943	11,837	22,469	—	158,031
Income Builder Fund	—	—	—	3,065	—	8,753	20,642	32,460
Summit Fund	27,080	—	74,258	—	—	—	—	101,338

	CLASS	CLASS	CLASS	CLASS	CLASS	CLASS	CLASS
VOLUNTARY:	A	C	I	R3	R4	R5	R6	TOTAL
Global Opportunities Fund	$56,948	$4,149	$136,384	$475	$876	$2,931	$12,939	$214,702
International Equity Fund	195,213	4,304	827,822	58,496	44,369	52,368	207,308	1,389,880
Better World International Fund	25,809	3,747	325,988	—	—	—	—	355,544
International Growth Fund	11,063	5,304	77,556	577	893	723	11,307	107,423
Developing World Fund	62,809	5,932	421,183	—	—	2,887	55,359	548,170
Summit Fund	15,001	—	123,046	—	—	—	—	138,047

Certain officers and Trustees of the Trust are also officers or directors of the Advisor and Distributor. The compensation of the independent Trustees is borne by the Trust. The Trust also pays a portion of the Chief Compliance Officer’s compensation. These amounts are reflected as Trustee and officer fees in the Statement of Operations.

As of March 31, 2025, the percentage of direct investments in the Funds held by the Trustees, officers of the Trust, and the Advisor is approximately as follows.

PERCENTAGE OF DIRECT INVESTMENTS
Global Opportunities Fund	7.01%
International Equity Fund	2.06
Better World International Fund	10.50
International Growth Fund	5.69
Developing World Fund	4.70
Small/Mid Cap Core Fund	5.41
Small/Mid Cap Growth Fund	5.51
Income Builder Fund	2.09
Summit Fund	53.79

The Funds may purchase or sell portfolio securities from or to an affiliated fund provided that all such transactions will comply with Rule 17a-7 under the 1940 Act. For the six months ended March 31, 2025, the Rule 17a-7 purchases, sales and gains/(losses) were as follows.

	PURCHASES	SALES	REALIZED GAINS/(LOSSES)
Small/Mid Cap Core Fund	$1,717,210	$—	$—
Small/Mid Cap Growth Fund	—	1,717,210	271,424

Shown below are holdings of voting securities of each portfolio holding which is considered “affiliated” to the Funds under the 1940 Act (“Affiliates”), including companies for which the Funds’ holdings represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Funds invested for cash management purposes during the period:

				REALIZED	CHANGE IN
	MARKET VALUE	PURCHASES	SALES	GAIN	UNREALIZED	MARKET VALUE	DIVIDEND
GLOBAL OPPORTUNITIES FUND	9/30/24	AT COST	PROCEEDS	(LOSS)	APPR./(DEPR.)	3/31/25	INCOME
Thornburg Capital Mgmt. Fund	$36,186,959	$93,925,417	$101,863,541	$-	$-	$28,248,835	$635,357

Semi-Annual Financial Statements | 73

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

				REALIZED	CHANGE IN
	MARKET VALUE	PURCHASES	SALES	GAIN	UNREALIZED	MARKET VALUE	DIVIDEND
INTERNATIONAL EQUITY FUND	9/30/24	AT COST	PROCEEDS	(LOSS)	APPR./(DEPR.)	3/31/25	INCOME
Thornburg Capital Mgmt. Fund	$120,996,633	$391,120,158	$309,803,515	$-	$-	$202,313,276	$3,184,810

BETTER WORLD INTERNATIONAL FUND
Thornburg Capital Mgmt. Fund	$22,153,050	$108,338,390	$109,109,336	$-	$-	$21,382,104	$462,313

INTERNATIONAL GROWTH FUND
Thornburg Capital Mgmt. Fund	$21,464,529	$148,827,734	$162,922,042	$-	$-	$7,370,221	$449,092

DEVELOPING WORLD FUND
Thornburg Capital Mgmt. Fund	$1,108,242	$107,393,807	$95,454,770	$-	$-	$13,047,279	$179,930

SMALL/MID CAP CORE FUND
Thornburg Capital Mgmt. Fund	$10,203,814	$34,806,405	$43,903,615	$-	$-	$1,106,604	$232,969

SMALL/MID CAP GROWTH FUND
Thornburg Capital Mgmt. Fund	$5,829,012	$25,805,482	$28,625,021	$-	$-	$3,009,473	$68,687

INCOME BUILDER FUND
Chimera Investment Corp.	$78,324,655	$-	$-	$-	$(14,843,586)	$63,481,069	$3,661,418
Malamute Energy, Inc.	12,439	-	-	-	-	12,439	-
SLR Investment Corp.	64,833,895	-	-	-	7,797,299	72,631,194	3,532,478
Thornburg Capital Mgmt. Fund	687,343,444	844,705,589	979,731,519	-	-	552,317,514	15,652,228
Total	$830,514,433	$844,705,589	$979,731,519	$-	$(7,046,287)	$688,442,216	$22,846,124

SUMMIT FUND
Thornburg Capital Mgmt. Fund	$9,255,964	$20,458,502	$27,694,945	$-	$-	$2,019,521	$81,236

NOTE 5 – TAXES

Federal Income Taxes: It is the policy of the Trust to comply with the provisions of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute to shareholders substantially all investment company taxable income including net realized gains on investments (if any), and tax exempt income of the Funds. Therefore, no provision for federal income or excise tax is required.

The Funds file income tax returns in United States federal and applicable state jurisdictions. The statute of limitations on the Funds’ tax return filings generally remains open for the three years following a return’s filing date. The Funds have analyzed each uncertain tax position believed to be material in the preparation of the Funds’ financial statements for the six-month period ended March 31, 2025, including open tax years, to assess whether it is more likely than not that the position would be sustained upon examination, based on the technical merits of the position. The Funds have not identified any such position for which an asset or liability must be reflected in the Statements of Assets and Liabilities.

74 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

At March 31, 2025, information on the tax components of capital was as follows:

				NET UNREALIZED
		UNREALIZED	UNREALIZED	APPRECIATION
	COST	APPRECIATION	DEPRECIATION	(DEPRECIATION)
Global Opportunities Fund	$783,796,966	$507,290,280	$(25,929,747)	$481,360,533
International Equity Fund	2,287,496,801	843,682,979	(62,996,866)	780,686,113
Better World International Fund	394,058,396	90,933,671	(15,424,685)	75,508,986
International Growth Fund	478,618,884	219,949,531	(11,710,522)	208,239,009
Developing World Fund	431,330,380	145,952,654	(25,788,708)	120,163,946
Small/Mid Cap Core Fund	370,006,116	121,435,331	(34,347,031)	87,088,300
Small/Mid Cap Growth Fund	170,909,550	47,382,405	(13,160,199)	34,222,206
Income Builder Fund	10,853,076,421	4,143,530,408	(395,459,694)	3,748,070,714
Summit Fund	81,454,299	15,627,751	(3,919,027)	11,708,724

At March 31, 2025, the Funds had deferred tax basis late-year ordinary investment losses occurring subsequent to October 31, 2023 through September 30, 2024 per the following table. For tax purposes, such losses will be recognized in the year ending September 30, 2025.

DEFERRED TAX BASIS
LATE-YEAR ORDINARY LOSSES
Small/Mid Cap Core Fund	$1,630,509
Small/Mid Cap Growth Fund	2,034,681

At March 31, 2025, the Funds had cumulative tax basis capital losses from prior fiscal years as shown on the following table, which may be carried forward to offset future capital gains. To the extent such carryforwards are used, capital gain distributions may be reduced to the extent provided by regulations. Such capital loss carryforwards do not expire.

	CUMULATIVE CAPITAL LOSSES
	SHORT-TERM	LONG-TERM
Better World International Fund	$55,660,223	$4,207,639
Developing World Fund	127,358,989	16,043,846
Small/Mid Cap Core Fund	6,690,321	28,255,818
Small/Mid Cap Growth Fund	36,438,048	66,358,981

Foreign Withholding Taxes: The Funds are subject to foreign tax withholding imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld, in view of various considerations, including recent decisions rendered by the courts in those and other jurisdictions. The Funds would expect to record a receivable for such a tax reclaim based on a variety of factors, including assessment of a jurisdiction’s legal obligation to pay reclaims, the jurisdiction’s administrative practices and payment history, and industry convention.

As a result of several court rulings in France and Sweden, the French and Swedish tax authorities recently paid several of the Funds’ tax reclaims for prior tax withholding. These tax reclaim payments are reflected as “Foreign withholding tax claims” in the Statements of Operations and any related interest is included in “Interest Income”. Reducing the “Foreign withholding tax claim” payments for the calculation of Net Investment Income/Loss in the Statement of Operations are fees paid by the Funds to a third-party service provider that assisted in the recovery of the tax reclaims by pursuing administrative and judicial proceedings on the Funds’ behalf. These third-party service provider fees are reflected in the Statement of Operations under “Tax Reclaim Collection Fees” and are excluded from the expense limitation agreement; therefore, certain net expenses are above the contractual limit. For U.S. income tax purposes, tax reclaims paid by France and Sweden and received by the Funds will reduce the amount of foreign taxes paid in a fiscal year that Fund shareholders can use as tax credits in their individual income tax returns.

In the event that tax reclaims received by the Funds during the fiscal year ending September 30, 2025, exceed the foreign withholding taxes paid by the Funds for other foreign investments, and the Funds have previously passed foreign tax credits on to their shareholders, the Funds will have a U.S. tax liability. The Funds will enter into a closing agreement with the Internal Revenue Service (IRS) in order to pay the associated tax liability (fees) on behalf of the Funds’ shareholders. These IRS fees are estimated through the six months ended March 31, 2025 and are reflected as “IRS Compliance Fees” in the Statements of Operations.

Semi-Annual Financial Statements | 75

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

Deferred Foreign Capital Gain Taxes: The Funds are subject to a tax imposed on net realized gains of securities of certain foreign countries. The Funds record an estimated deferred tax liability for net unrealized gains on these investments as reflected in the accompanying financial statements. Such changes are included in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

NOTE 6 – SHARES OF BENEFICIAL INTEREST

At March 31, 2025, there were an unlimited number of shares of each Fund with no par value of beneficial interest authorized. Transactions in each Fund’s shares of beneficial interest were as follows:

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2025		SEPTEMBER 30, 2024
GLOBAL OPPORTUNITIES FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	359,238	$13,708,175	1,012,957	$35,674,509
Shares issued to shareholders in
reinvestment of dividends	433,325	15,746,718	474,492	15,180,833
Shares repurchased	(937,073)	(35,671,076)	(1,443,942)	(50,731,101)
Net increase (decrease)	(144,510)	$(6,216,183)	43,507	$124,241

Class C Shares
Shares sold	20,545	$738,716	43,651	$1,454,992
Shares issued to shareholders in
reinvestment of dividends	29,953	1,035,600	52,823	1,582,206
Shares repurchased	(176,084)	(6,369,467)	(662,983)	(21,714,206)
Net increase (decrease)	(125,586)	$(4,595,151)	(566,509)	$(18,677,008)

Class I Shares
Shares sold	1,801,278	$69,180,974	5,352,423	$191,322,020
Shares issued to shareholders in
reinvestment of dividends	1,090,230	39,775,590	1,077,890	34,707,454
Shares repurchased	(2,815,444)	(107,558,393)	(4,763,476)	(167,167,383)
Net increase (decrease)	76,064	$1,398,171	1,666,837	$58,862,091

Class R3 Shares
Shares sold	3,069	$113,559	5,679	$199,489
Shares issued to shareholders in
reinvestment of dividends	3,752	134,665	4,569	144,105
Shares repurchased	(5,966)	(224,406)	(23,648)	(808,517)
Net increase (decrease)	855	$23,818	(13,400)	$(464,923)

Class R4 Shares
Shares sold	28,020	$1,036,766	31,850	$1,098,403
Shares issued to shareholders in
reinvestment of dividends	5,767	207,815	6,692	212,163
Shares repurchased	(21,623)	(827,676)	(68,458)	(2,368,915)
Net increase (decrease)	12,164	$416,905	(29,916)	$(1,058,349)

Class R5 Shares
Shares sold	74,683	$2,869,710	123,947	$4,387,721
Shares issued to shareholders in
reinvestment of dividends	19,935	728,777	26,661	859,773
Shares repurchased	(98,978)	(3,798,044)	(232,450)	(8,267,942)
Net increase (decrease)	(4,360)	$(199,557)	(81,842)	$(3,020,448)

76 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2025		SEPTEMBER 30, 2024
GLOBAL OPPORTUNITIES FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class R6 Shares
Shares sold	224,269	$8,672,291	192,348	$6,688,651
Shares issued to shareholders in
reinvestment of dividends	95,448	3,503,730	103,441	3,343,892
Shares repurchased	(68,879)	(2,632,145)	(160,006)	(5,920,490)
Net increase (decrease)	250,838	$9,543,876	135,783	$4,112,053

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2025		SEPTEMBER 30, 2024
INTERNATIONAL EQUITY FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	662,743	$17,790,119	935,850	$23,364,618
Shares issued to shareholders in
reinvestment of dividends	929,880	23,610,514	332,207	7,864,729
Shares repurchased	(1,448,806)	(38,535,071)	(2,843,485)	(71,690,840)
Net increase (decrease)	143,817	$2,865,562	(1,575,428)	$(40,461,493)

Class C Shares
Shares sold	24,418	$552,176	53,478	$1,143,654
Shares issued to shareholders in
reinvestment of dividends	26,417	569,012	8,282	167,683
Shares repurchased	(81,041)	(1,845,124)	(298,442)	(6,328,898)
Net increase (decrease)	(30,206)	$(723,936)	(236,682)	$(5,017,561)

Class I Shares
Shares sold	13,058,825	$369,031,064	8,569,673	$229,751,406
Shares issued to shareholders in
reinvestment of dividends	3,677,162	97,552,913	1,295,190	31,956,670
Shares repurchased	(8,603,987)	(240,384,277)	(11,502,083)	(300,336,495)
Net increase (decrease)	8,132,000	$226,199,700	(1,637,220)	$(38,628,419)

Class R3 Shares
Shares sold	418,847	$11,112,871	727,534	$18,322,479
Shares issued to shareholders in
reinvestment of dividends	289,892	7,346,963	96,113	2,271,486
Shares repurchased	(618,121)	(16,566,195)	(1,293,681)	(32,623,352)
Net increase (decrease)	90,618	$1,893,639	(470,034)	$(12,029,387)

Class R4 Shares
Shares sold	536,503	$14,030,275	467,006	$11,501,773
Shares issued to shareholders in
reinvestment of dividends	190,399	4,776,812	66,517	1,557,309
Shares repurchased	(443,336)	(11,722,210)	(1,006,130)	(25,409,873)
Net increase (decrease)	283,566	$7,084,877	(472,607)	$(12,350,791)

Class R5 Shares
Shares sold	521,395	$14,558,631	822,970	$21,660,544
Shares issued to shareholders in
reinvestment of dividends	261,082	6,916,888	96,280	2,372,344
Shares repurchased	(867,065)	(23,874,715)	(1,369,086)	(35,421,432)
Net increase (decrease)	(84,588)	$(2,399,196)	(449,836)	$(11,388,544)

Semi-Annual Financial Statements | 77

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2025		SEPTEMBER 30, 2024
INTERNATIONAL EQUITY FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class R6 Shares
Shares sold	2,026,892	$55,811,186	3,752,690	$100,729,703
Shares issued to shareholders in
reinvestment of dividends	941,424	24,826,220	298,157	7,313,121
Shares repurchased	(1,677,902)	(46,642,830)	(2,130,225)	(56,807,552)
Net increase (decrease)	1,290,414	$33,994,576	1,920,622	$51,235,272

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2025		SEPTEMBER 30, 2024
BETTER WORLD INTERNATIONAL FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	276,283	$5,156,022	314,663	$5,494,322
Shares issued to shareholders in
reinvestment of dividends	15,979	285,868	26,486	440,725
Shares repurchased	(283,818)	(5,279,340)	(886,558)	(15,449,484)
Net increase (decrease)	8,444	$162,550	(545,409)	$(9,514,437)

Class C Shares
Shares sold	12,320	$221,413	34,558	$583,973
Shares issued to shareholders in
reinvestment of dividends	35	603	1,448	23,443
Shares repurchased	(98,632)	(1,777,408)	(80,425)	(1,328,131)
Net increase (decrease)	(86,277)	$(1,555,392)	(44,419)	$(720,715)

Class I Shares
Shares sold	1,738,216	$33,298,030	6,674,995	$117,530,957
Shares issued to shareholders in
reinvestment of dividends	320,147	5,893,908	459,511	7,866,834
Shares repurchased	(5,875,236)	(111,851,558)	(11,682,808)	(209,166,500)
Net increase (decrease)	(3,816,873)	$(72,659,620)	(4,548,302)	$(83,768,709)

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2025		SEPTEMBER 30, 2024
INTERNATIONAL GROWTH FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	702,768	$16,552,723	560,328	$13,997,423
Shares issued to shareholders in
reinvestment of dividends	257,245	5,924,363	8,080	192,231
Shares repurchased	(661,085)	(15,904,182)	(1,198,879)	(29,627,516)
Net increase (decrease)	298,928	$6,572,904	(630,471)	$(15,437,862)

Class C Shares
Shares sold	7,578	$164,142	4,915	$107,512
Shares issued to shareholders in
reinvestment of dividends	25,319	508,913	-	-
Shares repurchased	(85,961)	(1,802,846)	(159,144)	(3,439,978)
Net increase (decrease)	(53,064)	$(1,129,791)	(154,229)	$(3,332,466)

Class I Shares
Shares sold	1,906,766	$47,265,081	2,076,789	$53,519,336
Shares issued to shareholders in
reinvestment of dividends	1,791,982	43,106,441	149,145	3,680,897
Shares repurchased	(5,907,561)	(146,461,862)	(6,263,849)	(160,744,854)
Net increase (decrease)	(2,208,813)	$(56,090,340)	(4,037,915)	$(103,544,621)

78 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2025		SEPTEMBER 30, 2024
INTERNATIONAL GROWTH FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class R3 Shares
Shares sold	9,094	$214,014	25,629	$627,655
Shares issued to shareholders in
reinvestment of dividends	14,803	334,261	282	6,584
Shares repurchased	(32,599)	(752,720)	(59,218)	(1,466,389)
Net increase (decrease)	(8,702)	$(204,445)	(33,307)	$(832,150)

Class R4 Shares
Shares sold	38,232	$884,760	47,405	$1,171,152
Shares issued to shareholders in
reinvestment of dividends	9,798	223,200	307	7,228
Shares repurchased	(23,347)	(562,356)	(114,285)	(2,837,793)
Net increase (decrease)	24,683	$545,604	(66,573)	$(1,659,413)

Class R5 Shares
Shares sold	22,246	$571,765	68,817	$1,796,055
Shares issued to shareholders in
reinvestment of dividends	18,127	437,674	2,995	74,150
Shares repurchased	(73,142)	(1,797,785)	(422,194)	(11,088,257)
Net increase (decrease)	(32,769)	$(788,346)	(350,382)	$(9,218,052)

Class R6 Shares
Shares sold	79,026	$1,958,412	113,329	$2,953,129
Shares issued to shareholders in
reinvestment of dividends	253,883	6,162,308	19,758	491,183
Shares repurchased	(138,046)	(3,459,805)	(164,346)	(4,306,251)
Net increase (decrease)	194,863	$4,660,915	(31,259)	$(861,939)

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2025		SEPTEMBER 30, 2024
DEVELOPING WORLD FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	376,399	$8,332,915	911,509	$19,135,420
Shares issued to shareholders in
reinvestment of dividends	74,890	1,604,140	63,772	1,288,201
Shares repurchased	(709,390)	(15,605,810)	(1,883,964)	(39,452,003)
Net increase (decrease)	(258,101)	$(5,668,755)	(908,683)	$(19,028,382)

Class C Shares
Shares sold	12,434	$257,749	43,412	$845,771
Shares issued to shareholders in
reinvestment of dividends	4,765	96,299	3,471	66,087
Shares repurchased	(66,217)	(1,364,851)	(329,219)	(6,457,540)
Net increase (decrease)	(49,018)	$(1,010,803)	(282,336)	$(5,545,682)

Class I Shares
Shares sold	1,537,654	$34,708,569	5,731,667	$122,155,929
Shares issued to shareholders in
reinvestment of dividends	593,776	13,015,570	762,019	15,758,554
Shares repurchased	(4,575,880)	(102,719,686)	(24,126,800)	(519,187,519)
Net increase (decrease)	(2,444,450)	$(54,995,547)	(17,633,114)	$(381,273,036)

Semi-Annual Financial Statements | 79

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2025		SEPTEMBER 30, 2024
DEVELOPING WORLD FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class R5 Shares
Shares sold	11,772	$261,685	29,859	$645,915
Shares issued to shareholders in
reinvestment of dividends	4,147	90,620	3,239	66,745
Shares repurchased	(16,910)	(375,897)	(48,166)	(1,029,328)
Net increase (decrease)	(991)	$(23,592)	(15,068)	$(316,668)

Class R6 Shares
Shares sold	184,085	$4,192,808	408,275	$8,831,367
Shares issued to shareholders in
reinvestment of dividends	76,240	1,674,987	59,957	1,241,706
Shares repurchased	(967,611)	(21,706,665)	(564,666)	(12,350,964)
Net increase (decrease)	(707,286)	$(15,838,870)	(96,434)	$(2,277,891)

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2025		SEPTEMBER 30, 2024
SMALL/MID CAP CORE FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	69,822	$5,662,782	55,814	$3,776,195
Shares issued to shareholders in
reinvestment of dividends	-	-	-	-
Shares repurchased	(400,904)	(30,897,859)	(635,440)	(42,873,713)
Net increase (decrease)	(331,082)	$(25,235,077)	(579,626)	$(39,097,518)

Class C Shares
Shares sold	2,249	$138,866	1,783	$101,849
Shares issued to shareholders in
reinvestment of dividends	-	-	-	-
Shares repurchased	(10,552)	(701,330)	(40,379)	(2,271,886)
Net increase (decrease)	(8,303)	$(562,464)	(38,596)	$(2,170,037)

Class I Shares
Shares sold	119,751	$9,440,157	100,014	$7,162,244
Shares issued to shareholders in
reinvestment of dividends	-	-	-	-
Shares repurchased	(453,588)	(35,871,217)	(336,034)	(23,553,036)
Net increase (decrease)	(333,837)	$(26,431,060)	(236,020)	$(16,390,792)

Class R3 Shares
Shares sold	9,121	$709,029	15,531	$1,048,927
Shares issued to shareholders in
reinvestment of dividends	-	-	-	-
Shares repurchased	(24,196)	(1,906,685)	(65,541)	(4,464,001)
Net increase (decrease)	(15,075)	$(1,197,656)	(50,010)	$(3,415,074)

Class R4 Shares
Shares sold	2,073	$166,841	3,334	$230,467
Shares issued to shareholders in
reinvestment of dividends	-	-	-	-
Shares repurchased	(3,179)	(263,837)	(5,779)	(408,013)
Net increase (decrease)	(1,106)	$(96,996)	(2,445)	$(177,546)

80 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2025		SEPTEMBER 30, 2024
SMALL/MID CAP CORE FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class R5 Shares
Shares sold	2,753	$231,990	5,662	$398,737
Shares issued to shareholders in
reinvestment of dividends	-	-	-	-
Shares repurchased	(6,529)	(534,789)	(17,269)	(1,226,133)
Net increase (decrease)	(3,776)	$(302,799)	(11,607)	$(827,396)

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2025		SEPTEMBER 30, 2024
SMALL/MID CAP GROWTH FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	54,009	$1,629,681	129,010	$3,465,995
Shares issued to shareholders in
reinvestment of dividends	-	-	-	-
Shares repurchased	(435,607)	(13,235,094)	(947,543)	(25,242,883)
Net increase (decrease)	(381,598)	$(11,605,413)	(818,533)	$(21,776,888)

Class C Shares
Shares sold	3,483	$76,029	7,053	$130,584
Shares issued to shareholders in
reinvestment of dividends	-	-	-	-
Shares repurchased	(23,932)	(528,822)	(97,002)	(1,866,089)
Net increase (decrease)	(20,449)	$(452,793)	(89,949)	$(1,735,505)

Class I Shares
Shares sold	56,907	$1,983,620	95,955	$3,037,908
Shares issued to shareholders in
reinvestment of dividends	-	-	-	-
Shares repurchased	(792,997)	(26,831,683)	(977,419)	(27,499,750)
Net increase (decrease)	(736,090)	$(24,848,063)	(881,464)	$(24,461,842)

Class R3 Shares
Shares sold	19,732	$594,489	46,030	$1,222,974
Shares issued to shareholders in
reinvestment of dividends	-	-	-	-
Shares repurchased	(109,984)	(3,286,889)	(121,332)	(3,223,231)
Net increase (decrease)	(90,252)	$(2,692,400)	(75,302)	$(2,000,257)

Class R4 Shares
Shares sold	541	$16,800	1,596	$43,170
Shares issued to shareholders in
reinvestment of dividends	-	-	-	-
Shares repurchased	(8,968)	(272,311)	(7,491)	(193,748)
Net increase (decrease)	(8,427)	$(255,511)	(5,895)	$(150,578)

Class R5 Shares
Shares sold	19,382	$715,590	32,632	$983,342
Shares issued to shareholders in
reinvestment of dividends	-	-	-	-
Shares repurchased	(50,710)	(1,778,788)	(60,754)	(1,817,449)
Net increase (decrease)	(31,328)	$(1,063,198)	(28,122)	$(834,107)

Semi-Annual Financial Statements | 81

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2025		SEPTEMBER 30, 2024
INCOME BUILDER FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	5,385,529	$142,433,438	11,027,278	$269,303,570
Shares issued to shareholders in
reinvestment of dividends	5,023,431	131,414,602	7,166,809	179,871,887
Shares repurchased	(12,663,334)	(335,337,192)	(23,509,784)	(575,690,728)
Net increase (decrease)	(2,254,374)	$(61,489,152)	(5,315,697)	$(126,515,271)

Class C Shares
Shares sold	1,499,479	$39,801,297	2,947,051	$72,015,318
Shares issued to shareholders in
reinvestment of dividends	516,634	13,463,298	738,145	18,457,774
Shares repurchased	(2,598,863)	(68,565,392)	(6,651,961)	(161,391,247)
Net increase (decrease)	(582,750)	$(15,300,797)	(2,966,765)	$(70,918,155)

Class I Shares
Shares sold	27,866,951	$747,985,427	52,973,673	$1,303,553,642
Shares issued to shareholders in
reinvestment of dividends	10,039,576	264,940,241	13,614,797	344,755,089
Shares repurchased	(25,371,875)	(676,462,938)	(48,708,667)	(1,198,733,213)
Net increase (decrease)	12,534,652	$336,462,730	17,879,803	$449,575,518

Class R3 Shares
Shares sold	32,125	$846,550	72,490	$1,785,321
Shares issued to shareholders in
reinvestment of dividends	23,925	625,017	34,638	867,874
Shares repurchased	(70,437)	(1,864,847)	(190,585)	(4,636,825)
Net increase (decrease)	(14,387)	$(393,280)	(83,457)	$(1,983,630)

Class R4 Shares
Shares sold	31,764	$840,301	82,236	$1,988,854
Shares issued to shareholders in
reinvestment of dividends	12,769	334,427	17,334	435,598
Shares repurchased	(22,801)	(598,796)	(77,696)	(1,909,690)
Net increase (decrease)	21,732	$575,932	21,874	$514,762

Class R5 Shares
Shares sold	48,290	$1,305,201	145,487	$3,561,552
Shares issued to shareholders in
reinvestment of dividends	21,126	555,838	34,391	867,789
Shares repurchased	(192,870)	(5,145,765)	(278,319)	(6,938,192)
Net increase (decrease)	(123,454)	$(3,284,726)	(98,441)	$(2,508,851)

Class R6 Shares
Shares sold	1,602,205	$43,620,978	2,331,683	$54,950,079
Shares issued to shareholders in
reinvestment of dividends	324,100	8,528,743	455,731	11,506,085
Shares repurchased	(503,785)	(13,413,164)	(1,695,423)	(42,814,705)
Net increase (decrease)	1,422,520	$38,736,557	1,091,991	$23,641,459

82 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2025		SEPTEMBER 30, 2024
SUMMIT FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	219,639	$2,871,151	658,773	$8,228,023
Shares issued to shareholders in
reinvestment of dividends	23,485	302,554	17,242	221,769
Shares repurchased	(397,701)	(5,253,606)	(192,124)	(2,284,020)
Net increase (decrease)	(154,577)	$(2,079,901)	483,891	$6,165,772

Class I Shares
Shares sold	609,178	$8,055,813	1,583,992	$19,799,578
Shares issued to shareholders in
reinvestment of dividends	225,566	2,907,705	164,909	2,109,866
Shares repurchased	(1,790,222)	(23,622,104)	(1,044,719)	(13,450,288)
Net increase (decrease)	(955,478)	$(12,658,586)	704,182	$8,459,156

NOTE 7 – INVESTMENT TRANSACTIONS

For the six months ended March 31, 2025, the Funds had purchase and sale transactions of investments as listed in the table below (excluding short-term investments).

	PURCHASES	SALES
Global Opportunities Fund	$55,939,075	$93,880,002
International Equity Fund	388,738,903	370,077,361
Better World International Fund	103,724,225	184,226,203
International Growth Fund	109,860,232	211,347,454
Developing World Fund	77,630,728	183,881,587
Small/Mid Cap Core Fund	36,668,464	87,927,225
Small/Mid Cap Growth Fund	35,972,692	75,307,212
Income Builder Fund	1,768,551,811	1,485,852,075
Summit Fund	22,033,836	27,555,060

NOTE 8 – DERIVATIVE FINANCIAL INSTRUMENTS

The Funds may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Funds and how these derivatives affect the financial position, financial performance and cash flows of the Funds. The Funds do not designate any derivative instruments as hedging instruments under ASC 815. During the six months ended March 31, 2025, certain Funds’ principal exposures to derivative financial instruments of the type addressed by ASC 815 were investments in forward currency contracts.

Forward Currency Contracts: During the six months ended March 31, 2025, some of the Funds entered into forward currency contracts in the normal course of pursuing their investment objectives, with the intent of reducing the risk to the value of the Funds’ foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. Each of the forward currency contracts entered into by the Funds is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Forward currency contracts involve risks to the Funds, including the risk that a contract’s counterparty will not meet its obligations to the Funds, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Funds may not achieve the intended benefit of entering into a contract and may experience a loss.

Semi-Annual Financial Statements | 83

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

The monthly average values of open forward currency contracts for the six months ended March 31, 2025 were as follows:

	FORWARD CURRENCY PURCHASE	FORWARD CURRENCY SELL
Global Opportunities Fund	$—	$224,536,297
International Equity Fund	—	56,092,745
Developing World Fund	545,409	65,588,107
Income Builder Fund	2,128,570	3,017,771,498
Summit Fund	7,905,629	75,300

These contracts are accounted for by the Funds under ASC 815. Unrealized appreciation and depreciation on outstanding contracts are reported in each Fund’s Statement of Assets and Liabilities, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at each contract’s inception date. Net realized gain (loss) on contracts closed during the period, and changes in net unrealized appreciation (depreciation) on outstanding contracts are recognized in each Fund’s Statement of Operations.

The outstanding forward currency contracts in the table located in each Fund’s Schedule of Investments which were entered into with State Street Bank and Trust Company (“SSB”) and with Morgan Stanley & Co. Inc. (“MSC”) were entered into pursuant to International Swaps and Derivatives Association (“ISDA”) Master Agreements. The outstanding forward currency contracts, which were entered into with Brown Brothers Harriman & Co. (“BBH”), were entered into pursuant to a written agreement with BBH. In the event of a default or termination under the ISDA Master Agreement with SSB or MSC or the agreement with BBH, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB, the ISDA Master Agreement with MSC, and the agreement with BBH do not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities unless there has been an event of default or termination event under such agreements, the Funds do not net their respective outstanding forward currency contracts for the purpose of disclosure in the Statement of Assets and Liabilities. Instead the Funds recognize the unrealized appreciation (depreciation) on those forward currency contracts on a gross basis in each Fund’s Statement of Assets and Liabilities.

Option Contracts: Each Fund may engage in option transactions and in doing so achieves similar objectives to what it would achieve through the sale or purchase of individual securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying security, index or other instrument at the exercise price.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, or other instrument at the exercise price. To seek to offset some of the risk of a potential decline in value of certain long positions, each Fund may also purchase put options on individual securities, broad-based securities indexes or certain exchange-traded funds (“ETFs”). Each Fund may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities (including securities that are convertible into equity securities) in the Fund’s portfolio, on broad-based securities indexes, or certain ETFs.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss on written options and purchased options is presented separately on the Statements of Operations as net realized gain or loss on written options and net realized gain or loss on purchased options, respectively.

During the six months ended March 31, 2025, no Fund engaged in over-the-counter (“OTC”) option trades.

Options written by a Fund do not typically give rise to counterparty credit risk since options written obligate the Fund and not the counterparty to perform. Exchange-traded purchased options have minimal counterparty credit risk to a Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default.

The unrealized appreciation (depreciation) of the outstanding forward currency contracts recognized in each Fund’s Statement of Assets and Liabilities at March 31, 2025 is disclosed in the following table:

84  |  Semi-Annual Financial Statements

Notes to Financial Statements, Continued
March 31, 2025 (Unaudited)

	TYPE OF DERIVATIVE(a)	PRINCIPAL RISK	COUNTER PARTY	ASSET DERIVATIVES	LIABILITY DERIVATIVES	NET AMOUNT
Global Opportunities Fund	Forward currency contracts	Foreign currency risk	SSB	$200,276	$—	$200,276
	Forward currency contracts	Foreign currency risk	BBH	3,158,650	—	3,158,650
				$3,358,926	$—	$3,358,926
Developing World Fund	Forward currency contracts	Foreign currency risk	SSB	119,831	(2,651,206)	(2,531,375)
Income Builder Fund	Forward currency contracts	Foreign currency risk	SSB	3,401,751	(4,355)	3,397,396
	Forward currency contracts	Foreign currency risk	BBH	39,202,934	—	39,202,934
				$42,604,685	$(4,355)	$42,600,330
Summit Fund	Forward currency contracts	Foreign currency risk	MSC	94,753	—	94,753
	Forward currency contracts	Foreign currency risk	SSB	143,957	—	143,957
				$238,710	$—	$238,710

(a)	Generally, the Statement of Assets and Liabilities location for forward currency contracts is Assets - Unrealized appreciation on forward currency contracts for asset derivatives and Liabilities - Unrealized depreciation on forward currency contracts for liabilities derivatives.

Because the Funds did not receive or post cash collateral in connection with their forward currency contracts during the period, the net amounts of each Fund’s assets and liabilities which are attributable to those contracts at March 31, 2025 can be determined by offsetting the dollar amounts shown in the asset and liability columns in the preceding table, the results of which are reflected in the “Net Amount” column. The Funds’ forward currency contracts and written options are valued each day, and the net amounts of each Fund’s assets and liabilities which are attributable to those contracts and options are expected to vary over time.

The net realized gain (loss) from forward currency contracts and net change in unrealized appreciation (depreciation) on outstanding forward currency contracts recognized in each Fund’s Statement of Operations for the six months ended March 31, 2025 are disclosed in the following table:

	TYPE OF DERIVATIVE(a)	PRINCIPAL RISK	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Global Opportunities Fund	Forward currency contracts	Foreign currency risk	$2,969,137	$3,783,369
International Equity Fund	Forward currency contracts	Foreign currency risk	8,231,294	1,953,484
Developing World Fund	Forward currency contracts	Foreign currency risk	—	(2,531,375)
Income Builder Fund	Forward currency contracts	Foreign currency risk	40,859,408	48,997,673
Summit Fund	Forward currency contracts	Foreign currency risk	(289,260)	(111,682)

(a)	Generally, the Statement of Operations location for forward currency contracts is Net realized gain (loss) on: forward currency contracts and Net change in unrealized appreciation (depreciation) on: forward currency contracts.

Semi-Annual Financial Statements  |  85

Financial Highlights

Global Opportunities Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(c)

2025(d)	$39.69	0.55	0.30	0.85	(0.97)	(0.97)	—	(1.94)	$38.60
2024	$32.63	0.46	8.43	8.89	(0.63)	(1.20)	—	(1.83)	$39.69
2023	$27.76	0.67	5.35	6.02	(0.36)	(0.79)	—	(1.15)	$32.63
2022	$39.32	0.28	(6.80)	(6.52)	(0.49)	(4.55)	—	(5.04)	$27.76
2021	$31.69	0.53	9.40	9.93	— (f)	(2.30)	—	(2.30)	$39.32
2020	$27.56	0.08	4.47	4.55	(0.14)	(0.28)	—	(0.42)	$31.69

CLASS C SHARES

2025(d)	$37.55	0.39	0.28	0.67	(0.58)	(0.97)	—	(1.55)	$36.67
2024	$30.82	0.12	8.02	8.14	(0.21)	(1.20)	—	(1.41)	$37.55
2023	$26.21	0.40	5.06	5.46	(0.06)	(0.79)	—	(0.85)	$30.82
2022	$37.36	— (g)	(6.41)	(6.41)	(0.19)	(4.55)	—	(4.74)	$26.21
2021	$30.44	0.22	9.00	9.22	—	(2.30)	—	(2.30)	$37.36
2020	$26.55	(0.14)	4.31	4.17	—	(0.28)	—	(0.28)	$30.44

CLASS I SHARES

2025(d)	$39.93	0.60	0.31	0.91	(1.09)	(0.97)	—	(2.06)	$38.78
2024	$32.82	0.59	8.45	9.04	(0.73)	(1.20)	—	(1.93)	$39.93
2023	$27.91	0.78	5.37	6.15	(0.45)	(0.79)	—	(1.24)	$32.82
2022	$39.49	0.39	(6.83)	(6.44)	(0.59)	(4.55)	—	(5.14)	$27.91
2021	$31.81	0.64	9.43	10.07	(0.09)	(2.30)	—	(2.39)	$39.49
2020	$27.67	0.15	4.50	4.65	(0.23)	(0.28)	—	(0.51)	$31.81

CLASS R3 SHARES

2025(d)	$39.17	0.49	0.33	0.82	(0.90)	(0.97)	—	(1.87)	$38.12
2024	$32.20	0.37	8.35	8.72	(0.55)	(1.20)	—	(1.75)	$39.17
2023	$27.37	0.61	5.28	5.89	(0.27)	(0.79)	—	(1.06)	$32.20
2022	$38.81	0.20	(6.69)	(6.49)	(0.40)	(4.55)	—	(4.95)	$27.37
2021	$31.38	0.42	9.31	9.73	—	(2.30)	—	(2.30)	$38.81
2020	$27.28	0.01	4.42	4.43	(0.05)	(0.28)	—	(0.33)	$31.38

CLASS R4 SHARES

2025(d)	$39.35	0.48	0.35	0.83	(0.94)	(0.97)	—	(1.91)	$38.27
2024	$32.36	0.40	8.38	8.78	(0.59)	(1.20)	—	(1.79)	$39.35
2023	$27.53	0.64	5.30	5.94	(0.32)	(0.79)	—	(1.11)	$32.36
2022	$39.01	0.24	(6.73)	(6.49)	(0.44)	(4.55)	—	(4.99)	$27.53
2021	$31.50	0.49	9.32	9.81	—	(2.30)	—	(2.30)	$39.01
2020	$27.32	0.03	4.43	4.46	—	(0.28)	—	(0.28)	$31.50

CLASS R5 SHARES

2025(d)	$40.00	0.61	0.30	0.91	(1.09)	(0.97)	—	(2.06)	$38.85
2024	$32.87	0.56	8.50	9.06	(0.73)	(1.20)	—	(1.93)	$40.00
2023	$27.95	0.79	5.37	6.16	(0.45)	(0.79)	—	(1.24)	$32.87
2022	$39.53	0.38	(6.83)	(6.45)	(0.58)	(4.55)	—	(5.13)	$27.95
2021	$31.84	0.61	9.47	10.08	(0.09)	(2.30)	—	(2.39)	$39.53
2020	$27.70	0.15	4.50	4.65	(0.23)	(0.28)	—	(0.51)	$31.84

CLASS R6 SHARES

2025(d)	$40.13	0.62	0.31	0.93	(1.14)	(0.97)	—	(2.11)	$38.95
2024	$32.97	0.63	8.51	9.14	(0.78)	(1.20)	—	(1.98)	$40.13
2023	$28.03	0.82	5.40	6.22	(0.49)	(0.79)	—	(1.28)	$32.97
2022	$39.64	0.44	(6.86)	(6.42)	(0.64)	(4.55)	—	(5.19)	$28.03
2021	$31.93	0.70	9.44	10.14	(0.13)	(2.30)	—	(2.43)	$39.64
2020	$27.77	0.21	4.50	4.71	(0.27)	(0.28)	—	(0.55)	$31.93

(a)	Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6
2024	1.28%	0.34%	1.62%	1.03%	1.13%	1.54%	1.75%
2023	2.07%	1.28%	2.38%	1.91%	1.97%	2.41%	2.52%
2022	0.79%	(0.04)%	1.10%	0.56%	0.67%	1.08%	1.24%
2021	1.36%	0.57%	1.64%	1.10%	1.27%	1.60%	1.80%

See notes to financial statements.

86  |  Semi-Annual Financial Statements

Financial Highlights, Continued
Global Opportunities Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)(a)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(b)	PORTFOLIO TURNOVER RATE (%)(b)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(c)

2025(d)	2.87	(e)	1.29	(e)	1.32	(e)	2.52	4.57	$332,425
2024	1.29		1.30		1.34		28.68	14.91	$347,532
2023	2.09		1.29		1.33		21.93	17.07	$284,351
2022	0.83		1.29		1.35		(19.31)	26.92	$218,968
2021	1.42		1.27		1.31		32.82	25.48	$277,126
2020	0.27		1.28		1.32		16.59	35.63	$215,473

CLASS C SHARES

2025(d)	2.16	(e)	2.17	(e)	2.20	(e)	2.08	4.57	$22,110
2024	0.36		2.14		2.17		27.59	14.91	$27,358
2023	1.31		2.09		2.13		20.99	17.07	$39,916
2022	—	(h)	2.06		2.11		(19.94)	26.92	$63,994
2021	0.63		2.04		2.08		31.77	25.48	$112,420
2020	(0.49)		2.02		2.06		15.78	35.63	$116,705

CLASS I SHARES

2025(d)	3.14	(e)	0.99	(e)	1.08	(e)	2.69	4.57	$808,393
2024	1.64		0.99		1.08		29.05	14.91	$829,383
2023	2.41		0.99		1.06		22.32	17.07	$626,942
2022	1.14		0.99		1.06		(19.06)	26.92	$446,228
2021	1.69		0.99		1.06		33.17	25.48	$605,581
2020	0.50		0.99		1.08		16.91	35.63	$523,175

CLASS R3 SHARES

2025(d)	2.63	(e)	1.50	(e)	2.52	(e)	2.45	4.57	$2,790
2024	1.05		1.50		2.49		28.47	14.91	$2,833
2023	1.94		1.50		2.43		21.76	17.07	$2,761
2022	0.61		1.50		2.40		(19.47)	26.92	$2,639
2021	1.15		1.50		2.07		32.48	25.48	$3,776
2020	0.03		1.50		2.00		16.32	35.63	$3,633

CLASS R4 SHARES

2025(d)	2.56	(e)	1.40	(e)	2.10	(e)	2.49	4.57	$5,261
2024	1.15		1.40		2.15		28.53	14.91	$4,931
2023	2.00		1.40		2.10		21.82	17.07	$5,023
2022	0.72		1.40		2.09		(19.37)	26.92	$4,573
2021	1.32		1.40		1.83		32.62	25.48	$6,177
2020	0.09		1.40		1.62		16.41	35.63	$5,093

CLASS R5 SHARES

2025(d)	3.16	(e)	0.99	(e)	1.35	(e)	2.67	4.57	$17,445
2024	1.56		0.99		1.35		29.06	14.91	$18,134
2023	2.43		0.99		1.20		22.32	17.07	$17,592
2022	1.12		0.99		1.38		(19.06)	26.92	$15,512
2021	1.64		0.99		1.36		33.18	25.48	$20,673
2020	0.53		0.99		1.28		16.89	35.63	$32,817

CLASS R6 SHARES

2025(d)	3.23	(e)	0.85	(e)	1.01	(e)	2.74	4.57	$83,401
2024	1.77		0.85		1.01		29.25	14.91	$75,852
2023	2.54		0.85		1.02		22.50	17.07	$57,844
2022	1.28		0.85		1.03		(18.95)	26.92	$47,300
2021	1.85		0.85		1.00		33.32	25.48	$57,072
2020	0.70		0.85		1.03		17.08	35.63	$43,911

(b)	Not annualized for periods less than one year.

(c)	Sales loads are not reflected in computing total return.

(d)	Unaudited Six-Month Period Ended March 31.

(e)	Annualized.

(f)	Dividends From Net Investment Income was less than 0.01.
(g)	Net investment income (loss) was less than $0.01 per share.

(h)	Net investment income (loss) was less than 0.01%.

+	Based on weighted average shares outstanding.

Semi-Annual Financial Statements  |  87

Financial Highlights

International Equity Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(d)

2025(e)	$29.04	0.05	0.10	0.15	(0.42)	(1.31)	—	(1.73)	$27.46
2024	$22.51	0.46	6.61	7.07	(0.44)	(0.10)	—	(0.54)	$29.04
2023	$18.19	0.38	4.30	4.68	(0.36)	—	—	(0.36)	$22.51
2022	$28.75	0.29	(7.15)	(6.86)	(0.27)	(3.43)	—	(3.70)	$18.19
2021	$24.78	0.31	4.49	4.80	(0.06)	(0.77)	—	(0.83)	$28.75
2020	$22.91	0.07	3.29	3.36	(0.21)	(1.28)	—	(1.49)	$24.78

CLASS C SHARES

2025(e)	$24.78	(0.06)	0.08	0.02	(0.19)	(1.31)	—	(1.50)	$23.30
2024	$19.24	0.18	5.67	5.85	(0.21)	(0.10)	—	(0.31)	$24.78
2023	$15.61	0.15	3.69	3.84	(0.21)	—	—	(0.21)	$19.24
2022	$25.20	0.11	(6.13)	(6.02)	(0.14)	(3.43)	—	(3.57)	$15.61
2021	$21.91	0.06	4.00	4.06	—	(0.77)	—	(0.77)	$25.20
2020	$20.33	(0.08)	2.94	2.86	—	(1.28)	—	(1.28)	$21.91

CLASS I SHARES

2025(e)	$30.31	0.10	0.10	0.20	(0.50)	(1.31)	—	(1.81)	$28.70
2024	$23.46	0.56	6.88	7.44	(0.49)	(0.10)	—	(0.59)	$30.31
2023	$18.98	0.44	4.48	4.92	(0.44)	—	—	(0.44)	$23.46
2022	$29.88	0.41	(7.47)	(7.06)	(0.41)	(3.43)	—	(3.84)	$18.98
2021	$25.70	0.39	4.68	5.07	(0.12)	(0.77)	—	(0.89)	$29.88
2020	$23.69	0.15	3.42	3.57	(0.28)	(1.28)	—	(1.56)	$25.70

CLASS R3 SHARES

2025(e)	$28.97	0.03	0.10	0.13	(0.37)	(1.31)	—	(1.68)	$27.42
2024	$22.44	0.41	6.60	7.01	(0.38)	(0.10)	—	(0.48)	$28.97
2023	$18.17	0.32	4.29	4.61	(0.34)	—	—	(0.34)	$22.44
2022	$28.75	0.27	(7.16)	(6.89)	(0.26)	(3.43)	—	(3.69)	$18.17
2021	$24.77	0.23	4.52	4.75	—	(0.77)	—	(0.77)	$28.75
2020	$22.89	0.03	3.29	3.32	(0.16)	(1.28)	—	(1.44)	$24.77

CLASS R4 SHARES

2025(e)	$28.72	0.06	0.08	0.14	(0.42)	(1.31)	—	(1.73)	$27.13
2024	$22.25	0.45	6.55	7.00	(0.43)	(0.10)	—	(0.53)	$28.72
2023	$18.03	0.36	4.25	4.61	(0.39)	—	—	(0.39)	$22.25
2022	$28.56	0.32	(7.10)	(6.78)	(0.32)	(3.43)	—	(3.75)	$18.03
2021	$24.60	0.28	4.49	4.77	(0.04)	(0.77)	—	(0.81)	$28.56
2020	$22.74	0.07	3.27	3.34	(0.20)	(1.28)	—	(1.48)	$24.60

CLASS R5 SHARES

2025(e)	$30.27	0.09	0.11	0.20	(0.49)	(1.31)	—	(1.80)	$28.67
2024	$23.43	0.55	6.88	7.43	(0.49)	(0.10)	—	(0.59)	$30.27
2023	$18.96	0.44	4.47	4.91	(0.44)	—	—	(0.44)	$23.43
2022	$29.84	0.39	(7.44)	(7.05)	(0.40)	(3.43)	—	(3.83)	$18.96
2021	$25.66	0.38	4.67	5.05	(0.10)	(0.77)	—	(0.87)	$29.84
2020	$23.67	0.13	3.42	3.55	(0.28)	(1.28)	—	(1.56)	$25.66

CLASS R6 SHARES

2025(e)	$30.16	0.12	0.10	0.22	(0.54)	(1.31)	—	(1.85)	$28.53
2024	$23.34	0.62	6.84	7.46	(0.54)	(0.10)	—	(0.64)	$30.16
2023	$18.89	0.48	4.46	4.94	(0.49)	—	—	(0.49)	$23.34
2022	$29.75	0.45	(7.43)	(6.98)	(0.45)	(3.43)	—	(3.88)	$18.89
2021	$25.59	0.44	4.65	5.09	(0.16)	(0.77)	—	(0.93)	$29.75
2020	$23.61	0.18	3.41	3.59	(0.33)	(1.28)	—	(1.61)	$25.59

(a)	Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6
2025	0.56%	(0.37)%	0.90%	0.37%	0.58%	0.82%	1.05%
2024	1.60%	0.63%	1.90%	1.41%	1.61%	1.86%	2.11%
2023	1.77%	0.87%	1.99%	1.51%	1.72%	1.98%	2.18%
2022	1.20%	0.52%	1.61%	1.11%	1.32%	1.53%	1.80%
2021	0.99%	0.16%	1.23%	0.71%	0.90%	1.18%	1.40%

See notes to financial statements.

88   |   Semi-Annual Financial Statements

Financial Highlights, Continued
International Equity Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)(a)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)(b)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(c)	PORTFOLIO TURNOVER RATE (%)(c)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(d)

2025(e)	0.39	(f)	1.16	(f)	1.26	(f)	1.06	13.50	$413,418
2024	1.81		1.22		1.33		31.94	45.47	$432,976
2023	1.68		1.10		1.23		25.83	43.13	$371,073
2022	1.25		1.30		1.38		(27.88)	48.88	$339,638
2021	1.07		1.58		1.58		19.66	42.85	$543,262
2020	0.31		1.25		1.26		15.33	79.05	$825,677

CLASS C SHARES

2025(e)	(0.54	)(f)	2.07	(f)	2.17	(f)	0.62	13.50	$8,750
2024	0.83		2.11		2.22		30.76	45.47	$10,055
2023	0.77		1.98		2.12		24.70	43.13	$12,360
2022	0.56		1.96		2.05		(28.38)	48.88	$13,978
2021	0.24		2.26		2.26		18.83	42.85	$27,189
2020	(0.40)		1.93		1.94		14.69	79.05	$44,594

CLASS I SHARES

2025(e)	0.73	(f)	0.87	(f)	0.96	(f)	1.22	13.50	$1,888,540
2024	2.11		0.93		1.04		32.37	45.47	$1,747,826
2023	1.90		0.88		1.01		26.09 (g)	43.13	$1,390,996
2022	1.66		0.90		1.00		(27.64)	48.88	$1,254,672
2021	1.32		1.24		1.24		20.05	42.85	$2,000,723
2020	0.64		0.92		0.93		15.74	79.05	$1,713,358

CLASS R3 SHARES

2025(e)	0.20	(f)	1.36	(f)	1.66	(f)	0.99	13.50	$124,313
2024	1.62		1.42		1.73		31.71	45.47	$128,725
2023	1.42		1.36		1.71		25.47	43.13	$110,275
2022	1.16		1.40		1.70		(27.97)	48.88	$100,783
2021	0.80		1.75		1.91		19.46	42.85	$157,724
2020	0.12		1.45		1.58		15.11	79.05	$152,764

CLASS R4 SHARES

2025(e)	0.42	(f)	1.16	(f)	1.46	(f)	1.07	13.50	$95,571
2024	1.82		1.22		1.54		31.98	45.47	$93,021
2023	1.62		1.16		1.48		25.68	43.13	$82,599
2022	1.37		1.19		1.50		(27.81)	48.88	$69,822
2021	0.99		1.55		1.70		19.69	42.85	$104,735
2020	0.30		1.25		1.32		15.35	79.05	$102,266

CLASS R5 SHARES

2025(e)	0.65	(f)	0.90	(f)	1.19	(f)	1.23	13.50	$108,802
2024	2.07		0.96		1.24		32.29	45.47	$117,461
2023	1.90		0.90		1.23		26.03	43.13	$101,451
2022	1.57		0.94		1.28		(27.60)	48.88	$86,468
2021	1.26		1.29		1.46		19.97	42.85	$160,007
2020	0.55		0.99		1.02		15.64	79.05	$133,705

CLASS R6 SHARES

2025(e)	0.88	(f)	0.70	(f)	0.89	(f)	1.33	13.50	$452,064
2024	2.34		0.76		0.97		32.58	45.47	$439,072
2023	2.09		0.70		0.94		26.29	43.13	$294,974
2022	1.85		0.73		0.92		(27.47)	48.88	$243,442
2021	1.49		1.09		1.18		20.21	42.85	$331,621
2020	0.78		0.79		0.90		15.90	79.05	$250,391

(b)	Net expenses include tax reclaim collection fees that are excluded from the expense limitation agreement. If such expenses and fees had not occurred, the Expenses After Expense Reductions ratios for 2024 would have been: Class A, 1.17%; Class C, 2.06%; Class I, 0.87%; Class R3, 1.36%; Class R4, 1.16%; Class R5, 0.90%; Class R6, 0.70% and 2021 would have been: Class A, 1.25%; Class C, 1.96%; Class I, 0.94%; Class R3, 1.45%; Class R4, 1.25%; Class R5, 0.99%; Class R6, 0.79%.

(c)	Not annualized for periods less than one year.

(d)	Sales loads are not reflected in computing total return.

(e)	Unaudited Six-Month Period Ended March 31.

(f)	Annualized.
(g)	The total return based on the NAV which reflects adjustments in accordance with U.S. GAAP is 26.15%.

+	Based on weighted average shares outstanding.

Semi-Annual Financial Statements   |  89

Financial Highlights

Better World International Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(c)

2025(d)	$19.32	— (e)	(0.58)	(0.58)	(0.14)	—	—	(0.14)	$18.60
2024	$16.10	0.15	3.25	3.40	(0.18)	—	—	(0.18)	$19.32
2023	$13.48	0.14	2.52	2.66	(0.04)	—	—	(0.04)	$16.10
2022	$21.46	0.06	(5.18)	(5.12)	—	(2.86)	—	(2.86)	$13.48
2021	$15.66	0.01	5.79	5.80	—	—	—	—	$21.46
2020	$12.85	— (e)	2.90	2.90	(0.09)	—	—	(0.09)	$15.66

CLASS C SHARES

2025(d)	$18.70	(0.07)	(0.56)	(0.63)	—	—	—	—	$18.07
2024	$15.59	0.02	3.15	3.17	(0.06)	—	—	(0.06)	$18.70
2023	$13.11	0.02	2.46	2.48	—	—	—	—	$15.59
2022	$21.08	(0.07)	(5.04)	(5.11)	—	(2.86)	—	(2.86)	$13.11
2021	$15.51	(0.15)	5.72	5.57	—	—	—	—	$21.08
2020	$12.72	(0.08)	2.88	2.80	(0.01)	—	—	(0.01)	$15.51

CLASS I SHARES

2025(d)	$19.97	0.05	(0.60)	(0.55)	(0.26)	—	—	(0.26)	$19.16
2024	$16.64	0.25	3.35	3.60	(0.27)	—	—	(0.27)	$19.97
2023	$13.93	0.24	2.61	2.85	(0.14)	—	—	(0.14)	$16.64
2022	$22.03	0.15	(5.34)	(5.19)	(0.05)	(2.86)	—	(2.91)	$13.93
2021	$16.06	0.11	5.93	6.04	(0.07)	—	—	(0.07)	$22.03
2020	$13.16	0.10	2.99	3.09	(0.19)	—	—	(0.19)	$16.06

(a)	Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class C	Class I
2024	0.87%	0.13%	1.41%
2023	0.85%	0.12%	1.42%
2022	0.32%	(0.43)%	0.88%
2021	0.04%	(0.78)%	0.51%

(b)	Not annualized for periods less than one year.

(c)	Sales loads are not reflected in computing total return.

(d)	Unaudited Six-Month Period Ended March 31.

(e)	Net investment income (loss) was less than $0.01 per share.

(f)	Annualized.
+	Based on weighted average shares outstanding.

See notes to financial statements.

90   |   Semi-Annual Financial Statements

Financial Highlights, Continued
Better World International Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)(a)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(b)	PORTFOLIO TURNOVER RATE (%)(b)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(c)

2025(d)	(0.02	)(f)	1.44	(f)	1.58	(f)	(2.95)	21.32	$36,891
2024	0.89		1.44		1.58		21.27	60.57	$38,159
2023	0.87		1.46		1.60		19.79	80.23	$40,587
2022	0.34		1.47		1.58		(27.93)	140.89	$33,050
2021	0.05		1.57		1.57		37.04	119.96	$40,287
2020	(0.02)		1.83		1.94		22.65	42.87	$11,859

CLASS C SHARES

2025(d)	(0.82	)(f)	2.19	(f)	2.64	(f)	(3.36)	21.32	$4,796
2024	0.15		2.19		2.55		20.42	60.57	$6,575
2023	0.14		2.19		2.82		18.92	80.23	$6,177
2022	(0.42)		2.24		2.50		(28.44)	140.89	$4,391
2021	(0.77)		2.38		2.85		35.91	119.96	$5,597
2020	(0.56)		2.38		3.31		22.02	42.87	$2,159

CLASS I SHARES

2025(d)	0.48	(f)	0.90	(f)	1.24	(f)	(2.72)	21.32	$430,993
2024	1.42		0.90		1.24		21.90	60.57	$525,322
2023	1.44		0.90		1.26		20.49	80.23	$513,331
2022	0.89		0.96		1.25		(27.54)	140.89	$346,395
2021	0.53		1.09		1.21		37.72	119.96	$302,026
2020	0.74		1.09		1.33		23.62	42.87	$83,208

Semi-Annual Financial Statements   |   91

Financial Highlights

International Growth Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(d)

2025(e)	$27.10	(0.06)	(2.66)	(2.72)	(0.01)	(1.89)	—	(1.90)	$22.48
2024	$21.59	0.03	5.53	5.56	(0.05)	—	—	(0.05)	$27.10
2023	$18.22	0.02	3.41	3.43	(0.06)	—	—	(0.06)	$21.59
2022	$30.27	0.03	(10.09)	(10.06)	—	(1.99)	—	(1.99)	$18.22
2021	$28.37	(0.09)	2.37	2.28	—	(0.38)	—	(0.38)	$30.27
2020	$21.46	(0.08)	7.10	7.02	— (g)	(0.11)	—	(0.11)	$28.37

CLASS C SHARES

2025(e)	$23.95	(0.17)	(2.34)	(2.51)	—	(1.89)	—	(1.89)	$19.55
2024	$19.22	(0.20)	4.93	4.73	—	—	—	—	$23.95
2023	$16.33	(0.16)	3.05	2.89	—	—	—	—	$19.22
2022	$27.55	(0.17)	(9.06)	(9.23)	—	(1.99)	—	(1.99)	$16.33
2021	$26.06	(0.31)	2.18	1.87	—	(0.38)	—	(0.38)	$27.55
2020	$19.87	(0.25)	6.55	6.30	—	(0.11)	—	(0.11)	$26.06

CLASS I SHARES

2025(e)	$28.20	(0.02)	(2.77)	(2.79)	(0.10)	(1.89)	—	(1.99)	$23.42
2024	$22.46	0.12	5.77	5.89	(0.15)	—	—	(0.15)	$28.20
2023	$18.97	0.11	3.53	3.64	(0.15)	—	—	(0.15)	$22.46
2022	$31.32	0.12	(10.48)	(10.36)	—	(1.99)	—	(1.99)	$18.97
2021	$29.27	(0.01)	2.44	2.43	—	(0.38)	—	(0.38)	$31.32
2020	$22.13	(0.01)	7.33	7.32	(0.07)	(0.11)	—	(0.18)	$29.27

CLASS R3 SHARES

2025(e)	$26.61	(0.08)	(2.60)	(2.68)	—	(1.89)	—	(1.89)	$22.04
2024	$21.21	— (h)	5.43	5.43	(0.03)	—	—	(0.03)	$26.61
2023	$17.90	(0.01)	3.35	3.34	(0.03)	—	—	(0.03)	$21.21
2022	$29.80	— (h)	(9.91)	(9.91)	—	(1.99)	—	(1.99)	$17.90
2021	$28.01	(0.16)	2.33	2.17	—	(0.38)	—	(0.38)	$29.80
2020	$21.23	(0.13)	7.02	6.89	—	(0.11)	—	(0.11)	$28.01

CLASS R4 SHARES

2025(e)	$26.83	(0.06)	(2.64)	(2.70)	(0.01)	(1.89)	—	(1.90)	$22.23
2024	$21.38	0.01	5.49	5.50	(0.05)	—	—	(0.05)	$26.83
2023	$18.06	0.02	3.37	3.39	(0.07)	—	—	(0.07)	$21.38
2022	$30.02	0.03	(10.00)	(9.97)	—	(1.99)	—	(1.99)	$18.06
2021	$28.18	(0.13)	2.35	2.22	—	(0.38)	—	(0.38)	$30.02
2020	$21.34	(0.03)	6.98	6.95	—	(0.11)	—	(0.11)	$28.18

CLASS R5 SHARES

2025(e)	$28.29	(0.02)	(2.77)	(2.79)	(0.09)	(1.89)	—	(1.98)	$23.52
2024	$22.53	0.11	5.78	5.89	(0.13)	—	—	(0.13)	$28.29
2023	$19.03	0.11	3.55	3.66	(0.16)	—	—	(0.16)	$22.53
2022	$31.41	0.12	(10.51)	(10.39)	—	(1.99)	—	(1.99)	$19.03
2021	$29.35	(0.01)	2.45	2.44	—	(0.38)	—	(0.38)	$31.41
2020	$22.19	(0.03)	7.37	7.34	(0.07)	(0.11)	—	(0.18)	$29.35

CLASS R6 SHARES

2025(e)	$28.43	— (h)	(2.79)	(2.79)	(0.13)	(1.89)	—	(2.02)	$23.62
2024	$22.65	0.16	5.79	5.95	(0.17)	—	—	(0.17)	$28.43
2023	$19.13	0.14	3.56	3.70	(0.18)	—	—	(0.18)	$22.65
2022	$31.54	0.15	(10.57)	(10.42)	—	(1.99)	—	(1.99)	$19.13
2021	$29.44	0.02	2.46	2.48	—	(0.38)	—	(0.38)	$31.54
2020	$22.26	0.02	7.37	7.39	(0.10)	(0.11)	—	(0.21)	$29.44

(a)	Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6
2024	0.09%	(0.93)%	0.46%	(0.02)%	0.02%	0.42%	0.58%
2023	0.08%	(0.83)%	0.45%	(0.05)%	0.05%	0.48%	0.58%
2022	0.08%	(0.83)%	0.42%	(0.06)%	0.07%	0.44%	0.56%
2021	(0.37)%	(1.18)%	(0.10)%	(0.60)%	(0.51)%	(0.11)%	(0.02)%

See notes to financial statements.

92   |   Semi-Annual Financial Statements

Financial Highlights, Continued
International Growth Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)(a)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)(b)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(c)	PORTFOLIO TURNOVER RATE (%)(c)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(d)

2025(e)	(0.50	)(f)	1.37	(f)	1.39	(f)	(10.22)	14.61	$83,129
2024	0.11		1.37		1.38		25.81	44.57	$92,101
2023	0.10		1.37		1.38		18.82	37.24	$86,983
2022	0.13		1.36		1.36		(35.72)	63.54	$86,145
2021	(0.29)		1.27		1.27		8.07	34.41	$154,613
2020	(0.35)		1.31		1.31		32.88	35.88	$139,429

CLASS C SHARES

2025(e)	(1.57	)(f)	2.38	(f)	2.56	(f)	(10.70)	14.61	$4,667
2024	(0.91)		2.36		2.37		24.61	44.57	$6,985
2023	(0.81)		2.27		2.28		17.70	37.24	$8,572
2022	(0.78)		2.22		2.23		(36.27)	63.54	$10,939
2021	(1.10)		2.07		2.07		7.21	34.41	$27,864
2020	(1.13)		2.07		2.07		31.87	35.88	$42,164

CLASS I SHARES

2025(e)	(0.16	)(f)	0.99	(f)	1.08	(f)	(10.05)	14.61	$507,501
2024	0.48		0.99		1.04		26.30	44.57	$673,335
2023	0.47		0.99		1.06		19.23	37.24	$627,050
2022	0.47		0.99		1.06		(35.47)	63.54	$724,495
2021	(0.02)		1.00		1.00		8.34	34.41	$1,584,102
2020	(0.03)		0.99		1.02		33.31	35.88	$1,454,322

CLASS R3 SHARES

2025(e)	(0.66	)(f)	1.50	(f)	2.29	(f)	(10.25)	14.61	$3,759
2024	(0.01)		1.50		2.18		25.63	44.57	$4,771
2023	(0.03)		1.50		2.25		18.69	37.24	$4,508
2022	(0.01)		1.50		2.29		(35.79)	63.54	$4,340
2021	(0.52)		1.51		1.89		7.78	34.41	$7,643
2020	(0.56)		1.50		2.03		32.61	35.88	$6,424

CLASS R4 SHARES

2025(e)	(0.53	)(f)	1.40	(f)	2.12	(f)	(10.26)	14.61	$6,436
2024	0.04		1.40		2.04		25.77	44.57	$7,103
2023	0.08		1.40		2.01		18.78	37.24	$7,083
2022	0.12		1.40		2.00		(35.72)	63.54	$6,670
2021	(0.42)		1.41		1.63		7.91	34.41	$9,903
2020	(0.44)		1.40		1.45		32.73	35.88	$8,436

CLASS R5 SHARES

2025(e)	(0.18	)(f)	0.99	(f)	1.96	(f)	(10.01)	14.61	$4,538
2024	0.44		0.99		1.57		26.24	44.57	$6,387
2023	0.50		0.99		1.38		19.25	37.24	$12,979
2022	0.49		0.99		1.45		(35.46)	63.54	$21,233
2021	(0.02)		1.00		1.27		8.35	34.41	$36,396
2020	(0.03)		0.99		1.31		33.31	35.88	$34,152

CLASS R6 SHARES

2025(e)	(0.03	)(f)	0.89	(f)	1.03	(f)	(9.97)	14.61	$80,121
2024	0.60		0.89		1.02		26.39	44.57	$90,922
2023	0.60		0.89		1.02		19.38	37.24	$73,130
2022	0.61		0.89		1.01		(35.41)	63.54	$66,867
2021	0.06		0.90		0.96		8.46	34.41	$107,884
2020	0.07		0.89		0.99		33.42	35.88	$61,130

(b)	Net expenses include tax reclaim collection fees that are excluded from the expense limitation agreement. If such expenses and fees had not occurred, the Expenses After Expense Reductions ratios for 2021 would have been: Class A, 1.26%; Class C, 2.07%; Class I, 0.99%; Class R3, 1.50%; Class R4, 1.40%; Class R5, 0.99%; Class R6, 0.89%.
(c)	Not annualized for periods less than one year.

(d)	Sales loads are not reflected in computing total return.

(e)	Unaudited Six-Month Period Ended March 31.

(f)	Annualized.
(g)	Dividends from net investment income per share were less than $(0.01).

(h)	Net investment income (loss) was less than $0.01 per share.

+	Based on weighted average shares outstanding.

Semi-Annual Financial Statements   |   93

Financial Highlights

Developing World Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(d)

2025(e)	$22.92	0.02	(1.19)	(1.17)	(0.52)	—	—	(0.52)	$21.23
2024	$19.68	0.07	3.51	3.58	(0.34)	—	—	(0.34)	$22.92
2023	$18.43	0.18	1.34	1.52	(0.27)	—	—	(0.27)	$19.68
2022	$27.58	0.39	(9.54)	(9.15)	—	—	—	—	$18.43
2021	$22.92	— (h)	4.66	4.66	—	—	—	—	$27.58
2020	$20.43	0.03	2.69	2.72	(0.23)	—	—	(0.23)	$22.92

CLASS C SHARES

2025(e)	$21.45	(0.07)	(1.10)	(1.17)	(0.30)	—	—	(0.30)	$19.98
2024	$18.40	(0.10)	3.27	3.17	(0.12)	—	—	(0.12)	$21.45
2023	$17.18	0.01	1.26	1.27	(0.05)	—	—	(0.05)	$18.40
2022	$25.93	0.14	(8.89)	(8.75)	—	—	—	—	$17.18
2021	$21.71	(0.21)	4.43	4.22	—	—	—	—	$25.93
2020	$19.35	(0.13)	2.54	2.41	(0.05)	—	—	(0.05)	$21.71

CLASS I SHARES

2025(e)	$23.54	0.07	(1.22)	(1.15)	(0.63)	—	—	(0.63)	$21.76
2024	$20.21	0.17	3.59	3.76	(0.43)	—	—	(0.43)	$23.54
2023	$18.93	0.27	1.37	1.64	(0.36)	—	—	(0.36)	$20.21
2022	$28.22	0.50	(9.79)	(9.29)	—	—	—	—	$18.93
2021	$23.40	0.10	4.76	4.86	(0.04)	—	—	(0.04)	$28.22
2020	$20.86	0.11	2.74	2.85	(0.31)	—	—	(0.31)	$23.40

CLASS R5 SHARES

2025(e)	$23.46	0.07	(1.22)	(1.15)	(0.63)	—	—	(0.63)	$21.68
2024	$20.15	0.17	3.57	3.74	(0.43)	—	—	(0.43)	$23.46
2023	$18.87	0.27	1.37	1.64	(0.36)	—	—	(0.36)	$20.15
2022	$28.12	0.48	(9.73)	(9.25)	—	—	—	—	$18.87
2021	$23.33	0.10	4.73	4.83	(0.04)	—	—	(0.04)	$28.12
2020	$20.79	0.10	2.75	2.85	(0.31)	—	—	(0.31)	$23.33

CLASS R6 SHARES

2025(e)	$23.60	0.08	(1.23)	(1.15)	(0.65)	—	—	(0.65)	$21.80
2024	$20.26	0.20	3.59	3.79	(0.45)	—	—	(0.45)	$23.60
2023	$18.98	0.29	1.37	1.66	(0.38)	—	—	(0.38)	$20.26
2022	$28.26	0.52	(9.80)	(9.28)	—	—	—	—	$18.98
2021	$23.43	0.12	4.78	4.90	(0.07)	—	—	(0.07)	$28.26
2020	$20.88	0.13	2.75	2.88	(0.33)	—	—	(0.33)	$23.43

(a)	Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class C	Class I	Class R5	Class R6
2022	1.63%	0.61%	2.06%	1.94%	2.14%
2021	(0.02)%	(0.82)%	0.33%	0.34%	0.42%

(b)	Net expenses include tax reclaim collection fees that are excluded from the expense limitation agreement. If such expenses and fees had not occurred, the Expenses After Expense Reductions ratios for 2021 would have been: Class A, 1.43%; Class C, 2.19%; Class I, 1.09%; Class R5, 1.09%; Class R6, 0.99%.
(c)	Not annualized for periods less than one year.

(d)	Sales loads are not reflected in computing total return.

(e)	Unaudited Six-Month Period Ended March 31.

(f)	Annualized.
(g)	The total return based on the NAV which reflects adjustments in accordance with U.S. GAAP is 18.40% for 2024 and (5.13%) for 2025.

(h)	Net investment income (loss) was less than $0.01 per share.

(i)	The total return based on the NAV which reflects adjustments in accordance with U.S. GAAP is 12.47% for 2020 and 19.44% for 2021.
(j)	The total return based on the NAV which reflects adjustments in accordance with U.S. GAAP is (4.89%).
+	Based on weighted average shares outstanding.

See notes to financial statements.

94   |   Semi-Annual Financial Statements

Financial Highlights, Continued

Developing World Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)(a)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)(b)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(c)		PORTFOLIO TURNOVER RATE (%)(c)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(d)

2025(e)	0.22	(f)	1.47	(f)	1.64	(f)	(5.09	)(g)	12.82	$65,189
2024	0.36		1.47		1.62		18.35	(g)	90.88	$76,267
2023	0.87		1.45		1.60		8.24		37.64	$83,389
2022	1.63		1.44		1.54		(33.18)		68.24	$87,897
2021	(0.01)		1.43		1.43		20.33		61.50	$131,471
2020	0.13		1.45		1.48		13.31		56.55	$101,723

CLASS C SHARES

2025(e)	(0.65	)(f)	2.33	(f)	2.78	(f)	(5.49)		12.82	$5,999
2024	(0.53)		2.33		2.54		17.31		90.88	$7,493
2023	0.04		2.27		2.42		7.36		37.64	$11,621
2022	0.62		2.26		2.36		(33.74)		68.24	$17,044
2021	(0.81)		2.19		2.19		19.49	(i)	61.50	$40,933
2020	(0.64)		2.20		2.23		12.42	(i)	56.55	$48,977

CLASS I SHARES

2025(e)	0.64	(f)	1.04	(f)	1.39	(f)	(4.90)		12.82	$426,734
2024	0.78		1.04		1.29		18.92		90.88	$519,163
2023	1.31		1.04		1.28		8.66		37.64	$802,285
2022	2.07		1.06		1.23		(32.92)		68.24	$772,911
2021	0.34		1.09		1.15		20.78		61.50	$925,280
2020	0.50		1.09		1.18		13.68		56.55	$668,427

CLASS R5 SHARES

2025(e)	0.66	(f)	1.04	(f)	2.15	(f)	(4.93)		12.82	$3,103
2024	0.80		1.04		2.04		18.88		90.88	$3,380
2023	1.31		1.04		2.05		8.69		37.64	$3,206
2022	1.94		1.06		2.15		(32.89)		68.24	$2,403
2021	0.35		1.09		1.70		20.72		61.50	$4,157
2020	0.49		1.09		1.89		13.73		56.55	$2,735

CLASS R6 SHARES

2025(e)	0.71	(f)	0.94	(f)	1.26	(f)	(4.84	)(j)	12.82	$47,839
2024	0.91		0.94		1.24		19.04		90.88	$68,459
2023	1.40		0.94		1.24		8.75		37.64	$60,741
2022	2.14		0.96		1.20		(32.84)		68.24	$54,406
2021	0.43		0.99		1.11		20.90		61.50	$78,006
2020	0.60		0.99		1.15		13.82		56.55	$62,993

Semi-Annual Financial Statements   |   95

Financial Highlights

Small/Mid Cap Core Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(d)

2025(e)	$77.15	(0.21)	(6.48)	(6.69)	—	—	—	—	$70.46
2024	$60.68	(0.39)	16.86	16.47	—	—	—	—	$77.15
2023	$55.35	(0.24)	5.60	5.36	(0.03)	—	—	(0.03)	$60.68
2022	$97.60	(0.27)	(15.33)	(15.60)	(0.30)	(26.35)	—	(26.65)	$55.35
2021	$74.81	(0.05)	22.84	22.79	—	—	—	—	$97.60
2020	$71.81	0.07	3.11	3.18	(0.18)	—	—	(0.18)	$74.81

CLASS C SHARES

2025(e)	$64.66	(0.51)	(5.38)	(5.89)	—	—	—	—	$58.77
2024	$51.36	(0.88)	14.18	13.30	—	—	—	—	$64.66
2023	$47.29	(0.70)	4.77	4.07	—	—	—	—	$51.36
2022	$87.40	(0.81)	(12.95)	(13.76)	—	(26.35)	—	(26.35)	$47.29
2021	$67.54	(0.71)	20.57	19.86	—	—	—	—	$87.40
2020	$65.19	(0.45)	2.80	2.35	—	—	—	—	$67.54

CLASS I SHARES

2025(e)	$81.16	(0.06)	(6.83)	(6.89)	—	—	—	—	$74.27
2024	$63.56	(0.10)	17.70	17.60	—	—	—	—	$81.16
2023	$58.01	0.01	5.86	5.87	(0.32)	—	—	(0.32)	$63.56
2022	$100.99	0.01	(16.09)	(16.08)	(0.55)	(26.35)	—	(26.90)	$58.01
2021	$77.16	0.25	23.58	23.83	—	—	—	—	$100.99
2020	$74.04	0.33	3.22	3.55	(0.43)	—	—	(0.43)	$77.16

CLASS R3 SHARES

2025(e)	$76.74	(0.20)	(6.44)	(6.64)	—	—	—	—	$70.10
2024	$60.32	(0.34)	16.76	16.42	—	—	—	—	$76.74
2023	$55.03	(0.21)	5.57	5.36	(0.07)	—	—	(0.07)	$60.32
2022	$97.10	(0.25)	(15.21)	(15.46)	(0.26)	(26.35)	—	(26.61)	$55.03
2021	$74.46	(0.08)	22.72	22.64	—	—	—	—	$97.10
2020	$71.44	0.06	3.10	3.16	(0.14)	—	—	(0.14)	$74.46

CLASS R4 SHARES

2025(e)	$78.10	(0.16)	(6.57)	(6.73)	—	—	—	—	$71.37
2024	$61.32	(0.28)	17.06	16.78	—	—	—	—	$78.10
2023	$55.96	(0.15)	5.65	5.50	(0.14)	—	—	(0.14)	$61.32
2022	$98.30	(0.16)	(15.50)	(15.66)	(0.33)	(26.35)	—	(26.68)	$55.96
2021	$75.30	0.01	22.99	23.00	—	—	—	—	$98.30
2020	$72.25	0.12	3.14	3.26	(0.21)	—	—	(0.21)	$75.30

CLASS R5 SHARES

2025(e)	$81.01	(0.06)	(6.82)	(6.88)	—	—	—	—	$74.13
2024	$63.45	(0.10)	17.66	17.56	—	—	—	—	$81.01
2023	$57.90	0.02	5.84	5.86	(0.31)	—	—	(0.31)	$63.45
2022	$100.84	— (h)	(16.04)	(16.04)	(0.55)	(26.35)	—	(26.90)	$57.90
2021	$77.05	0.26	23.53	23.79	—	—	—	—	$100.84
2020	$73.93	0.33	3.22	3.55	(0.43)	—	—	(0.43)	$77.05

(a)	Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class C	Class I	Class R3	Class R4	Class R5
2021	(0.15)%	(0.95)%	0.17%	(0.17)%	(0.09)%	0.18%

(b)	Net expenses include tax reclaim collection fees that are excluded from the expense limitation agreement. If such expenses and fees had not occurred, the Expenses After Expense Reductions ratios for 2021 would have been: Class A, 1.16%; Class C, 1.98%; Class I, 0.84%; Class R3, 1.20%; Class R4, 1.10%; Class R5, 0.84%.
(c)	Not annualized for periods less than one year.

(d)	Sales loads are not reflected in computing total return.

(e)	Unaudited Six-Month Period Ended March 31.

(f)	Annualized.
(g)	The Fund modified its strategy in December 2020 and due to the change, the Fund experienced a higher portfolio turnover from higher purchases and sales.

(h)	Net investment income (loss) was less than $0.01 per share.

(i)	Net investment income (loss) was less than 0.01%.
+	Based on weighted average shares outstanding.

See notes to financial statements.

96   |   Semi-Annual Financial Statements

Financial Highlights, Continued
Small/Mid Cap Core Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)(a)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)(b)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(c)	PORTFOLIO TURNOVER RATE (%)(c)		NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(d)

2025(e)	(0.54	)(f)	1.35	(f)	1.35	(f)	(8.67)	6.76		$256,893
2024	(0.57)		1.38		1.38		27.14	32.79		$306,852
2023	(0.40)		1.36		1.36		9.68	37.54		$276,512
2022	(0.38)		1.31		1.37		(23.16)	46.19		$293,290
2021	(0.06)		1.18		1.33		30.46	135.80	(g)	$454,488
2020	0.10		1.33		1.34		4.42	20.39		$388,895

CLASS C SHARES

2025(e)	(1.53	)(f)	2.34	(f)	3.05	(f)	(9.11)	6.76		$2,415
2024	(1.53)		2.34		2.97		25.90	32.79		$3,195
2023	(1.36)		2.34		2.59		8.61	37.54		$4,520
2022	(1.31)		2.22		2.34		(23.86)	46.19		$7,476
2021	(0.86)		2.00		2.15		29.40	135.80	(g)	$17,364
2020	(0.69)		2.12		2.12		3.59	20.39		$22,951

CLASS I SHARES

2025(e)	(0.13	)(f)	0.95	(f)	1.07	(f)	(8.49)	6.76		$187,571
2024	(0.14)		0.95		1.08		27.69	32.79		$232,076
2023	0.01		0.95		1.08		10.13	37.54		$196,754
2022	0.02		0.91		1.09		(22.84)	46.19		$207,251
2021	0.26		0.86		1.08		30.88	135.80	(g)	$332,235
2020	0.44		0.99		1.09		4.77	20.39		$287,746

CLASS R3 SHARES

2025(e)	(0.50	)(f)	1.31	(f)	1.92	(f)	(8.65)	6.76		$10,128
2024	(0.50)		1.31		1.88		27.22	32.79		$12,245
2023	(0.34)		1.31		1.93		9.74	37.54		$12,641
2022	(0.35)		1.27		1.87		(23.11)	46.19		$13,406
2021	(0.08)		1.22		1.81		30.41	135.80	(g)	$23,594
2020	0.09		1.35		1.73		4.40	20.39		$24,939

CLASS R4 SHARES

2025(e)	(0.39	)(f)	1.21	(f)	2.13	(f)	(8.62)	6.76		$2,410
2024	(0.40)		1.21		2.16		27.36	32.79		$2,723
2023	(0.24)		1.21		2.30		9.83	37.54		$2,288
2022	(0.23)		1.17		2.04		(23.03)	46.19		$2,819
2021	0.01		1.12		1.78		30.54	135.80	(g)	$4,386
2020	0.17		1.25		1.74		4.50	20.39		$4,548

CLASS R5 SHARES

2025(e)	(0.13	)(f)	0.95	(f)	2.06	(f)	(8.49)	6.76		$2,244
2024	(0.14)		0.95		1.87		27.68	32.79		$2,758
2023	0.03		0.95		1.75		10.13	37.54		$2,896
2022	—	(i)	0.90		1.64		(22.83)	46.19		$6,106
2021	0.27		0.86		1.48		30.88	135.80	(g)	$14,710
2020	0.45		0.99		1.43		4.76	20.39		$14,156

Semi-Annual Financial Statements   |   97

Financial Highlights

Small/Mid Cap Growth Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(b)

2025(c)	$30.23	(0.19)	(3.61)	(3.80)	—	—	—	—	$26.43
2024	$24.28	(0.31)	6.26	5.95	—	—	—	—	$30.23
2023	$21.17	(0.28)	3.39	3.11	—	—	—	—	$24.28
2022	$51.77	(0.35)	(12.37)	(12.72)	—	(17.88)	—	(17.88)	$21.17
2021	$48.17	(0.51)	7.33	6.82	—	(3.22)	—	(3.22)	$51.77
2020	$39.37	(0.30)	12.72	12.42	—	(3.62)	—	(3.62)	$48.17

CLASS C SHARES

2025(c)	$21.66	(0.24)	(2.57)	(2.81)	—	—	—	—	$18.85
2024	$17.56	(0.40)	4.50	4.10	—	—	—	—	$21.66
2023	$15.45	(0.36)	2.47	2.11	—	—	—	—	$17.56
2022	$42.67	(0.48)	(8.86)	(9.34)	—	(17.88)	—	(17.88)	$15.45
2021	$40.53	(0.75)	6.11	5.36	—	(3.22)	—	(3.22)	$42.67
2020	$33.91	(0.51)	10.75	10.24	—	(3.62)	—	(3.62)	$40.53

CLASS I SHARES

2025(c)	$35.08	(0.14)	(4.20)	(4.34)	—	—	—	—	$30.74
2024	$28.04	(0.22)	7.26	7.04	—	—	—	—	$35.08
2023	$24.34	(0.20)	3.90	3.70	—	—	—	—	$28.04
2022	$56.75	(0.26)	(14.27)	(14.53)	—	(17.88)	—	(17.88)	$24.34
2021	$52.36	(0.38)	7.99	7.61	—	(3.22)	—	(3.22)	$56.75
2020	$42.35	(0.17)	13.80	13.63	—	(3.62)	—	(3.62)	$52.36

CLASS R3 SHARES

2025(c)	$29.60	(0.19)	(3.53)	(3.72)	—	—	—	—	$25.88
2024	$23.78	(0.32)	6.14	5.82	—	—	—	—	$29.60
2023	$20.75	(0.28)	3.31	3.03	—	—	—	—	$23.78
2022	$51.09	(0.36)	(12.10)	(12.46)	—	(17.88)	—	(17.88)	$20.75
2021	$47.67	(0.60)	7.24	6.64	—	(3.22)	—	(3.22)	$51.09
2020	$39.05	(0.36)	12.60	12.24	—	(3.62)	—	(3.62)	$47.67

CLASS R4 SHARES

2025(c)	$30.36	(0.18)	(3.62)	(3.80)	—	—	—	—	$26.56
2024	$24.37	(0.30)	6.29	5.99	—	—	—	—	$30.36
2023	$21.24	(0.27)	3.40	3.13	—	—	—	—	$24.37
2022	$51.86	(0.34)	(12.40)	(12.74)	—	(17.88)	—	(17.88)	$21.24
2021	$48.30	(0.55)	7.33	6.78	—	(3.22)	—	(3.22)	$51.86
2020	$39.49	(0.32)	12.75	12.43	—	(3.62)	—	(3.62)	$48.30

CLASS R5 SHARES

2025(c)	$35.02	(0.14)	(4.19)	(4.33)	—	—	—	—	$30.69
2024	$27.99	(0.21)	7.24	7.03	—	—	—	—	$35.02
2023	$24.30	(0.20)	3.89	3.69	—	—	—	—	$27.99
2022	$56.68	(0.26)	(14.24)	(14.50)	—	(17.88)	—	(17.88)	$24.30
2021	$52.30	(0.38)	7.98	7.60	—	(3.22)	—	(3.22)	$56.68
2020	$42.31	(0.16)	13.77	13.61	—	(3.62)	—	(3.62)	$52.30

(a)	Not annualized for periods less than one year.

(b)	Sales loads are not reflected in computing total return.

(c)	Unaudited Six-Month Period Ended March 31.

(d)	Annualized.

(e)	The Fund modified its strategy in December 2020 and due to the change, the Fund experienced a higher portfolio turnover from higher purchases and sales.
+	Based on weighted average shares outstanding.

See notes to financial statements.

98   |   Semi-Annual Financial Statements

Financial Highlights, Continued
Small/Mid Cap Growth Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)		NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(b)

2025(c)	(1.23	)(d)	1.42	(d)	1.42	(d)	(12.57)	13.85		$112,693
2024	(1.16)		1.42		1.42		24.51	32.58		$140,412
2023	(1.20)		1.42		1.42		14.69	45.46		$132,659
2022	(1.20)		1.33		1.40		(38.84)	57.56		$147,493
2021	(0.99)		1.16		1.31		14.69	161.43	(e)	$340,545
2020	(0.72)		1.33		1.33		34.37	43.82		$326,035

CLASS C SHARES

2025(c)	(2.15	)(d)	2.34	(d)	3.24	(d)	(12.97)	13.85		$1,937
2024	(2.08)		2.34		3.12		23.35	32.58		$2,669
2023	(2.12)		2.34		2.72		13.66	45.46		$3,743
2022	(2.09)		2.21		2.40		(39.39)	57.56		$5,596
2021	(1.76)		1.94		2.09		13.80	161.43	(e)	$23,433
2020	(1.47)		2.09		2.09		33.38	43.82		$36,917

CLASS I SHARES

2025(c)	(0.76	)(d)	0.95	(d)	1.10	(d)	(12.37)	13.85		$71,825
2024	(0.69)		0.95		1.08		25.11	32.58		$107,770
2023	(0.73)		0.95		1.09		15.20	45.46		$110,878
2022	(0.76)		0.90		1.10		(38.54)	57.56		$113,478
2021	(0.67)		0.84		1.04		15.04	161.43	(e)	$274,357
2020	(0.37)		0.99		1.06		34.84	43.82		$277,991

CLASS R3 SHARES

2025(c)	(1.27	)(d)	1.46	(d)	1.93	(d)	(12.57)	13.85		$10,804
2024	(1.19)		1.46		1.88		24.47	32.58		$15,030
2023	(1.24)		1.46		1.93		14.60	45.46		$13,868
2022	(1.27)		1.41		1.92		(38.84)	57.56		$14,115
2021	(1.17)		1.35		1.79		14.45	161.43	(e)	$26,881
2020	(0.88)		1.50		1.71		34.17	43.82		$33,505

CLASS R4 SHARES

2025(c)	(1.17	)(d)	1.36	(d)	4.72	(d)	(12.52)	13.85		$558
2024	(1.10)		1.36		3.49		24.58	32.58		$894
2023	(1.14)		1.36		3.29		14.74	45.46		$861
2022	(1.18)		1.31		2.97		(38.79)	57.56		$1,109
2021	(1.07)		1.25		2.17		14.56	161.43	(e)	$2,076
2020	(0.78)		1.40		2.00		34.28	43.82		$2,771

CLASS R5 SHARES

2025(c)	(0.76	)(d)	0.95	(d)	1.48	(d)	(12.36)	13.85		$6,784
2024	(0.68)		0.95		1.34		25.12	32.58		$8,837
2023	(0.73)		0.95		1.55		15.19	45.46		$7,852
2022	(0.77)		0.90		1.52		(38.53)	57.56		$9,235
2021	(0.67)		0.84		1.31		15.04	161.43	(e)	$22,945
2020	(0.37)		0.99		1.26		34.83	43.82		$22,691

Semi-Annual Financial Statements   |   99

Financial Highlights

Income Builder Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(d)

2025(e)	$26.67	0.52	1.23	1.75	(0.62)	(0.22)	—	(0.84)	$27.58
2024	$22.33	1.04	4.42	5.46	(1.12)	—	—	(1.12)	$26.67
2023	$19.22	1.11	3.14	4.25	(1.14)	—	—	(1.14)	$22.33
2022	$22.96	1.18	(3.75)	(2.57)	(1.17)	—	—	(1.17)	$19.22
2021	$18.70	1.19	4.19	5.38	(1.12)	—	—	(1.12)	$22.96
2020	$21.72	0.86	(2.98)	(2.12)	(0.90)	—	—	(0.90)	$18.70

CLASS C SHARES

2025(e)	$26.62	0.42	1.23	1.65	(0.52)	(0.22)	—	(0.74)	$27.53
2024	$22.30	0.85	4.41	5.26	(0.94)	—	—	(0.94)	$26.62
2023	$19.19	0.94	3.15	4.09	(0.98)	—	—	(0.98)	$22.30
2022	$22.93	0.98	(3.72)	(2.74)	(1.00)	—	—	(1.00)	$19.19
2021	$18.68	1.00	4.19	5.19	(0.94)	—	—	(0.94)	$22.93
2020	$21.69	0.69	(2.95)	(2.26)	(0.75)	—	—	(0.75)	$18.68

CLASS I SHARES

2025(e)	$26.87	0.55	1.25	1.80	(0.66)	(0.22)	—	(0.88)	$27.79
2024	$22.50	1.11	4.45	5.56	(1.19)	—	—	(1.19)	$26.87
2023	$19.36	1.19	3.15	4.34	(1.20)	—	—	(1.20)	$22.50
2022	$23.13	1.25	(3.78)	(2.53)	(1.24)	—	—	(1.24)	$19.36
2021	$18.84	1.25	4.22	5.47	(1.18)	—	—	(1.18)	$23.13
2020	$21.88	0.89	(2.98)	(2.09)	(0.95)	—	—	(0.95)	$18.84

CLASS R3 SHARES

2025(e)	$26.65	0.47	1.23	1.70	(0.57)	(0.22)	—	(0.79)	$27.56
2024	$22.32	0.95	4.41	5.36	(1.03)	—	—	(1.03)	$26.65
2023	$19.21	1.02	3.15	4.17	(1.06)	—	—	(1.06)	$22.32
2022	$22.95	1.09	(3.74)	(2.65)	(1.09)	—	—	(1.09)	$19.21
2021	$18.70	1.10	4.18	5.28	(1.03)	—	—	(1.03)	$22.95
2020	$21.71	0.78	(2.96)	(2.18)	(0.83)	—	—	(0.83)	$18.70

CLASS R4 SHARES

2025(e)	$26.69	0.49	1.25	1.74	(0.60)	(0.22)	—	(0.82)	$27.61
2024	$22.35	0.99	4.41	5.40	(1.06)	—	—	(1.06)	$26.69
2023	$19.24	1.06	3.13	4.19	(1.08)	—	—	(1.08)	$22.35
2022	$22.98	1.12	(3.75)	(2.63)	(1.11)	—	—	(1.11)	$19.24
2021	$18.72	1.12	4.20	5.32	(1.06)	—	—	(1.06)	$22.98
2020	$21.74	0.77	(2.94)	(2.17)	(0.85)	—	—	(0.85)	$18.72

CLASS R5 SHARES

2025(e)	$26.85	0.54	1.24	1.78	(0.64)	(0.22)	—	(0.86)	$27.77
2024	$22.48	1.08	4.45	5.53	(1.16)	—	—	(1.16)	$26.85
2023	$19.35	1.09	3.22	4.31	(1.18)	—	—	(1.18)	$22.48
2022	$23.11	1.21	(3.76)	(2.55)	(1.21)	—	—	(1.21)	$19.35
2021	$18.83	1.22	4.21	5.43	(1.15)	—	—	(1.15)	$23.11
2020	$21.86	0.90	(3.00)	(2.10)	(0.93)	—	—	(0.93)	$18.83

CLASS R6 SHARES

2025(e)	$26.79	0.56	1.24	1.80	(0.66)	(0.22)	—	(0.88)	$27.71
2024	$22.43	1.14	4.43	5.57	(1.21)	—	—	(1.21)	$26.79
2023	$19.30	1.21	3.13	4.34	(1.21)	—	—	(1.21)	$22.43
2022	$23.06	1.27	(3.78)	(2.51)	(1.25)	—	—	(1.25)	$19.30
2021	$18.78	1.27	4.20	5.47	(1.19)	—	—	(1.19)	$23.06
2020	$21.81	0.92	(2.98)	(2.06)	(0.97)	—	—	(0.97)	$18.78

(a)	Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6
2024	4.24%	3.46%	4.49%	3.86%	4.02%	4.38%	4.62%
2023	5.05%	4.25%	5.34%	4.63%	4.81%	4.88%	5.45%
2022	4.71%	3.83%	4.96%	4.32%	4.44%	4.79%	5.14%
2021	5.07%	4.25%	5.28%	4.68%	4.77%	5.18%	5.40%

See notes to financial statements.

100   |   Semi-Annual Financial Statements

Financial Highlights, Continued
Income Builder Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)(a)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)(b)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(c)	PORTFOLIO TURNOVER RATE (%)(c)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(d)

2025(e)	3.93	(f)	1.12	(f)	1.12	(f)	6.76	11.21	$4,592,982
2024	4.25		1.13		1.13		24.85	24.81	$4,501,106
2023	5.07		1.13		1.13		22.29	26.28	$3,888,316
2022	5.14		1.14		1.14		(11.81)	25.31	$3,344,513
2021	5.32		1.26		1.26		28.90	18.99	$3,876,333
2020	4.27		1.15		1.15		(9.78)	47.60	$2,912,063

CLASS C SHARES

2025(e)	3.18	(f)	1.88	(f)	1.88	(f)	6.39	11.21	$511,530
2024	3.48		1.89		1.89		23.88	24.81	$510,173
2023	4.26		1.86		1.86		21.46	26.28	$493,453
2022	4.26		1.89		1.89		(12.52)	25.31	$570,348
2021	4.49		2.03		2.03		27.93	18.99	$922,523
2020	3.40		1.88		1.88		(10.44)	47.60	$1,452,643

CLASS I SHARES

2025(e)	4.15	(f)	0.89	(f)	0.89	(f)	6.89	11.21	$9,242,014
2024	4.50		0.89		0.89		25.12	24.81	$8,599,135
2023	5.35		0.88		0.88		22.61	26.28	$6,799,321
2022	5.40		0.89		0.89		(11.61)	25.31	$5,213,452
2021	5.54		1.02		1.02		29.18	18.99	$5,858,020
2020	4.40		0.91		0.91		(9.55)	47.60	$5,094,055

CLASS R3 SHARES

2025(e)	3.55	(f)	1.50	(f)	1.53	(f)	6.58	11.21	$21,994
2024	3.88		1.50		1.69		24.37	24.81	$21,650
2023	4.65		1.50		1.63		21.87	26.28	$19,995
2022	4.76		1.50		1.63		(12.15)	25.31	$19,842
2021	4.93		1.63		1.71		28.39	18.99	$24,971
2020	3.86		1.49		1.49		(10.06)	47.60	$24,343

CLASS R4 SHARES

2025(e)	3.73	(f)	1.30	(f)	1.30	(f)	6.69	11.21	$13,778
2024	4.04		1.40		1.57		24.51	24.81	$12,741
2023	4.82		1.40		1.44		21.96	26.28	$10,181
2022	4.87		1.40		1.50		(12.08)	25.31	$10,181
2021	5.02		1.53		1.59		28.60 (g)	18.99	$12,751
2020	3.79		1.40		1.51		(10.01)	47.60	$13,044

CLASS R5 SHARES

2025(e)	4.08	(f)	0.99	(f)	1.09	(f)	6.84	11.21	$16,468
2024	4.39		0.99		1.25		25.01	24.81	$19,236
2023	4.91		0.99		1.16		22.44	26.28	$18,323
2022	5.21		0.99		1.12		(11.71)	25.31	$29,318
2021	5.43		1.12		1.22		29.07 (h)	18.99	$38,749
2020	4.44		0.99		1.05		(9.58)	47.60	$45,308

CLASS R6 SHARES

2025(e)	4.25	(f)	0.80	(f)	0.82	(f)	6.94	11.21	$316,598
2024	4.64		0.80		0.83		25.23	24.81	$267,983
2023	5.47		0.80		0.83		22.70	26.28	$199,924
2022	5.55		0.80		0.85		(11.54)	25.31	$133,706
2021	5.66		0.93		0.97		29.32	18.99	$113,387
2020	4.58		0.80		0.84		(9.44)	47.60	$86,889

(b)	Net expenses include tax reclaim collection fees that are excluded from the expense limitation agreement. If such expenses and fees had not occurred, the Expenses After Expense Reductions ratios for 2024 would have been: Class A, 1.13%; Class C, 1.89%; Class I, 0.89%; Class R3, 1.50%; Class R4, 1.40%; Class R5, 0.99%; Class R6, 0.80% and 2021 would have been: Class A, 1.13%; Class C, 1.90%; Class I, 0.89%; Class R3, 1.50%; Class R4, 1.40%; Class R5, 0.99%; Class R6, 0.80%.

(c)	Not annualized for periods less than one year.

(d)	Sales loads are not reflected in computing total return.

(e)	Unaudited Six-Month Period Ended March 31.

(f)	Annualized.
(g)	The total return based on the NAV which reflects adjustments in accordance with U.S. GAAP is 28.55%.

(h)	The total return based on the NAV which reflects adjustments in accordance with U.S. GAAP is 29.02%.

+	Based on weighted average shares outstanding.

Semi-Annual Financial Statements   |   101

Financial Highlights

Summit Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(e)(f)

2025(g)	$13.46	0.12	(0.30)	(0.18)	(0.10)	(0.29)	—	(0.39)	$12.89
2024	$11.30	0.27	2.18	2.45	(0.29)	—	—	(0.29)	$13.46
2023	$10.31	0.29	0.99	1.28	(0.29)	—	—	(0.29)	$11.30
2022	$12.06	0.18	(1.74)	(1.56)	(0.19)	—	—	(0.19)	$10.31

CLASS I SHARES

2025(g)	$13.47	0.14	(0.31)	(0.17)	(0.11)	(0.29)	—	(0.40)	$12.90
2024	$11.30	0.30	2.19	2.49	(0.32)	—	—	(0.32)	$13.47
2023	$10.31	0.30	1.01	1.31	(0.32)	—	—	(0.32)	$11.30
2022	$14.25	0.28	(1.81)	(1.53)	(0.24)	(2.17)	—	(2.41)	$10.31
2021	$12.18	0.16	2.71	2.87	(0.22)	(0.58)	—	(0.80)	$14.25
2020	$10.47	0.09	1.80	1.89	(0.13)	(0.05)	—	(0.18)	$12.18

(a)	Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class I
2025	1.78%	2.04%
2024	2.17%	2.42%
2023	2.57%	2.61%

(b)	The Fund incurs certain expenses and fees in connection with investments in short positions. If such expenses and fees had not occurred, the Expenses After Expense Reductions ratios for 2021 and 2020 Class I would have been 0.99% and 0.99% respectively.
(c)	The Fund incurs certain expenses and fees in connection with investments in short positions. If such expenses and fees had not occurred, the Expenses Before Expense Reductions ratios for 2021 and 2020 Class I would have been 1.19% and 1.31% respectively.

(d)	Not annualized for periods less than one year.

(e)	Effective date of this class of shares was January 26, 2022.

(f)	Sales loads are not reflected in computing total return.
(g)	Unaudited Six-Month Period Ended March 31.

(h)	Annualized.

(i)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
+	Based on weighted average shares outstanding.

See notes to financial statements.

102   |   Semi-Annual Financial Statements

Financial Highlights, Continued
Summit Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)(a)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)(b)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)(c)		TOTAL RETURN (%)(d)	PORTFOLIO TURNOVER RATE (%)(d)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(e)(f)

2025(g)	1.81	(h)	0.94	(h)	1.68	(h)	(1.33)	22.26	$11,067
2024	2.19		0.94		1.79		21.88	66.54	$13,639
2023	2.58		0.94		2.03		12.39	80.17	$5,978
2022	2.40	(h)	0.99	(h)	9.32	(h)(i)	(13.02)	128.69	$507

CLASS I SHARES

2025(g)	2.07	(h)	0.69	(h)	1.11	(h)	(1.20)	22.26	$82,191
2024	2.44		0.69		1.15		22.26	66.54	$98,708
2023	2.63		0.69		1.20		12.66	80.17	$74,869
2022	2.38		0.88		1.22		(13.36)	128.69	$56,036
2021	1.20		1.01		1.21		24.63	155.26	$62,466
2020	0.81		1.09		1.41		18.45	139.88	$45,886

Semi-Annual Financial Statements   |   103

Schedule of Investments

Thornburg Ultra Short Income Fund  |  March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	U.S. TREASURY SECURITIES — 7.1%
	U.S. Treasury Bills,
	4.258% due 9/18/2025	$3,000,000	$2,941,740
	4.355% due 4/22/2025	3,000,000	2,992,569
	U.S. Treasury Notes,
	0.75% due 4/30/2026	1,500,000	1,448,027
	2.875% due 7/31/2025	2,500,000	2,487,988
	3.75% due 8/31/2026	2,050,000	2,043,754
	4.00% due 2/15/2026	1,000,000	998,867
	4.25% due 5/31/2025	3,000,000	2,999,883
	5.00% due 8/31/2025	2,000,000	2,005,703
	TOTAL U.S. TREASURY SECURITIES (Cost $17,868,997)		17,918,531

	U.S. GOVERNMENT AGENCIES — 0.0%
[a,b]	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States, 4.914% (TSFR3M + 0.61% due 4/15/2025)	2,500	2,495
	Small Business Administration Participation Certificates,
	Series 2005-20K Class 1, 5.36% due 11/1/2025	1,204	1,205
	Series 2009-20E Class 1, 4.43% due 5/1/2029	10,349	10,342
	TOTAL U.S. GOVERNMENT AGENCIES (Cost $14,111)		14,042

	MORTGAGE BACKED — 2.4%
[a,c]	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-A Class A1, 3.50% due 10/25/2061	1,111,677	1,069,709
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2019-1 Class A1, 3.805% due 1/25/2049	13,818	13,386
[a,c]	Series 2019-3 Class A1, 2.962% due 10/25/2048	14,115	13,254
[a,c]	COLT Mortgage Pass-Through Certificates, Whole Loan Securities Trust CMO, Series 2021-1R Class A1, 0.857% due 5/25/2065	202,328	175,096
[a,c]	CSMC Trust, CMBS, Series 2021-BPNY Class A, 8.149% (TSFR1M + 3.83% due 8/15/2026)	288,679	268,354
[a,c]	CSMC Trust, Whole Loan Securities Trust CMO, Series 2020-NQM1 Class A1, 2.208% due 5/25/2065	58,383	54,379
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[a]	Series 2017-3 Class HA, 3.25% due 7/25/2056	23,458	21,908
[a]	Series 2018-1 Class HA, 3.00% due 5/25/2057	16,409	15,184
[a]	Series 2018-2 Class HA, 3.00% due 11/25/2057	61,214	57,537
	Federal National Mtg Assoc., Pool BZ3061, 5.26% due 2/1/2030	650,000	664,298
	Federal National Mtg Assoc., UMBS Collateral, Pool MA3557, 4.00% due 1/1/2029	16,204	16,076
[a,c]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	8,318	7,653
	GCAT Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2021-CM1 Class A, 2.469% due 4/25/2065	146,917	140,098
[a,c]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	105,571	94,814
[a,b,c]	Greystone Commercial Real Estate Notes Ltd., CMBS, Series 2021-FL3 Class A, 5.454% (TSFR1M + 1.13% due 7/15/2039)	62,861	62,704
	JPMBB Commercial Mortgage Securities Trust, CMBS, Series 2015-C31 Class A3, 3.801% due 8/15/2048	554,053	550,273
[a,c]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	41,425	40,616
[a,c]	MFA Trust, Whole Loan Securities Trust CMO, Series 2022-CHM1 Class A1, 4.875% due 9/25/2056	442,380	434,841
[a,c]	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2017-5A Class A1, 5.935% (TSFR1M + 1.61% due) 6/25/2057	10,762	10,882
[a,c]	Redwood Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 7.745% due 12/25/2054	605,609	605,252
[a,c]	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class A1, 2.703% due 9/25/2059	77,423	76,807
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2018-2 Class A1, 3.25% due 3/25/2058	10,923	10,728
[a,c]	Series 2018-6 Class A1A, 3.75% due 3/25/2058	369,052	364,596
[a,c]	Verus Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-INV3 Class A1B, 3.192% due 11/25/2059	120,406	119,013
[a,c]	Vista Point Securitization Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class A3, 3.201% due 3/25/2065	1,256,203	1,233,625
	TOTAL MORTGAGE BACKED (Cost $6,205,263)		6,121,083

104 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Ultra Short Income Fund  |  March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	ASSET BACKED SECURITIES — 35.1%

	AUTO RECEIVABLES — 17.2%
	ACM Auto Trust,
[c]	Series 2023-2A Class A, 7.97% due 6/20/2030	$379,736	$380,521
[c]	Series 2024-1A Class A, 7.71% due 1/21/2031	1,646,804	1,649,827
	American Credit Acceptance Receivables Trust,
[c]	Series 2022-1 Class D, 2.46% due 3/13/2028	1,132,675	1,128,109
[c]	Series 2023-1 Class C, 5.59% due 4/12/2029	652,448	653,262
[c]	Series 2023-4 Class B, 6.63% due 2/14/2028	500,000	501,635
	AmeriCredit Automobile Receivables Trust, Series 2021-3 Class B, 1.17% due 8/18/2027	591,089	586,787
	Arivo Acceptance Auto Loan Receivables Trust,
[c]	Series 2022-1A Class A, 3.93% due 5/15/2028	209,642	209,000
[c]	Series 2024-1A Class A, 6.46% due 4/17/2028	1,038,764	1,047,659
[c]	Avid Automobile Receivables Trust, Series 2021-1 Class D, 1.99% due 4/17/2028	521,229	520,522
[c]	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A Class A, 2.33% due 8/20/2026	1,250,000	1,243,575
	BOF URSA VI Funding Trust I,
[c]	Series 2023-CAR1 Class B, 6.029% due 10/27/2031	105,740	106,619
[c]	Series 2023-CAR2 Class B, 6.029% due 10/27/2031	297,679	299,451
[c]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	546,404	554,387
	CarMax Auto Owner Trust, Series 2021-3 Class A3, 0.55% due 6/15/2026	247,224	246,386
	Carvana Auto Receivables Trust,
[c]	Series 2020-N1A Class E, 5.20% due 7/15/2027	680,319	679,195
	Series 2021-P1 Class A4, 0.86% due 1/11/2027	164,692	163,784
[c]	Series 2023-N1 Class A, 6.36% due 4/12/2027	32,644	32,660
[c]	Series 2023-N3 Class A, 6.41% due 9/10/2027	145,428	145,911
[c]	Series 2023-N3 Class B, 6.45% due 5/10/2028	1,150,000	1,164,094
	CPS Auto Receivables Trust,
[c]	Series 2022-A Class D, 2.84% due 4/16/2029	1,100,000	1,084,993
[c]	Series 2023-D Class B, 6.78% due 3/15/2028	1,000,000	1,008,970
[c]	Series 2024-C Class A, 5.88% due 2/15/2028	2,087,867	2,096,553
[c]	DT Auto Owner Trust, Series 2021-3A Class D, 1.31% due 5/17/2027	1,891,144	1,851,075
[c]	Enterprise Fleet Financing LLC, Series 2022-2 Class A2, 4.65% due 5/21/2029	176,169	176,097
	Exeter Automobile Receivables Trust,
	Series 2021-1A Class D, 1.08% due 11/16/2026	241,483	239,920
	Series 2022-3A Class C, 5.30% due 9/15/2027	488,909	489,183
	Series 2022-4A Class D, 5.98% due 12/15/2028	745,000	748,320
	Series 2022-5A Class C, 6.51% due 12/15/2027	505,681	507,886
	FHF Issuer Trust,
[c]	Series 2024-1A Class A2, 5.69% due 2/15/2030	646,951	652,504
[c]	Series 2024-3A Class A2, 4.94% due 11/15/2030	600,000	601,251
	FHF Trust,
[c]	Series 2021-2A Class A, 0.83% due 12/15/2026	4,613	4,598
[c]	Series 2022-2A Class A, 6.14% due 12/15/2027	304,465	305,527
	Flagship Credit Auto Trust,
[c]	Series 2020-1 Class D, 2.48% due 3/16/2026	145,960	145,712
[c]	Series 2021-4 Class B, 1.49% due 2/15/2027	246,118	245,690
[c]	Series 2022-4 Class B, 6.78% due 10/15/2027	1,050,000	1,057,940
[c]	Series 2024-1 Class A2, 5.64% due 3/15/2028	1,024,941	1,028,196
[c]	Foursight Capital Automobile Receivables Trust, Series 2022-2 Class B, 5.19% due 10/15/2027	1,036,099	1,036,274
	GLS Auto Receivables Issuer Trust,
[c]	Series 2021-1A Class D, 1.68% due 1/15/2027	172,856	172,020
[c]	Series 2021-4A Class C, 1.94% due 10/15/2027	164,115	163,850
[c]	Series 2021-4A Class D, 2.48% due 10/15/2027	400,000	392,515
[c]	Series 2022-1A Class D, 3.97% due 1/18/2028	780,000	773,370
[c]	Series 2024-3A Class A2, 5.35% due 8/16/2027	516,326	517,316
[a,c]	Kinetic Advantage Master Owner Trust, Series 2024-1A Class A, 6.999% (SOFR30A + 2.65%) due 11/15/2027	1,350,000	1,355,494
	Lendbuzz Securitization Trust,
[c]	Series 2022-1A Class A, 4.22% due 5/17/2027	217,053	215,907
[c]	Series 2024-3A Class A2, 4.97% due 10/15/2029	983,089	982,533
[c]	Lobel Automobile Receivables Trust, Series 2023-2 Class A, 7.59% due 4/16/2029	1,461,821	1,467,540

See notes to financial statements.	Semi-Annual Financial Statements | 105

Schedule of Investments, Continued

Thornburg Ultra Short Income Fund  |  March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Octane Receivables Trust,
[c]	Series 2022-1A Class A2, 4.18% due 3/20/2028	$164,627	$164,530
[c]	Series 2022-2A Class A, 5.11% due 2/22/2028	80,086	80,125
[c]	Series 2023-3A Class A2, 6.44% due 3/20/2029	772,154	779,122
[c]	Series 2024-2A Class A2, 5.80% due 7/20/2032	1,400,583	1,416,179
	OneMain Direct Auto Receivables Trust,
[c]	Series 2019-1A Class A, 3.63% due 9/14/2027	740,107	737,271
[c]	Series 2021-1A Class A, 0.87% due 7/14/2028	703,381	695,568
[c]	Series 2022-1A Class A1, 4.65% due 3/14/2029	1,129,939	1,127,554
[b,c]	Oscar U.S. Funding XV LLC, Series 2023-1A Class A2, 6.07% due 9/10/2026	240,161	240,618
[c]	Prestige Auto Receivables Trust, Series 2022-1A Class B, 6.55% due 7/17/2028	108,280	108,280
	Research-Driven Pagaya Motor Asset Trust,
[c]	Series 2023-3A Class A, 7.13% due 1/26/2032	730,984	736,354
[c]	Series 2023-4A Class A, 7.54% due 3/25/2032	941,604	951,963
[c]	Research-Driven Pagaya Motor Trust, Series 2024-1A Class A, 7.09% due 6/25/2032	172,254	173,972
[c]	SAFCO Auto Receivables Trust, Series 2024-1A Class A, 6.51% due 3/20/2028	327,133	328,411
	Santander Drive Auto Receivables Trust,
	Series 2023-5 Class A2, 6.31% due 7/15/2027	757,074	757,593
	Series 2024-4 Class A2, 5.41% due 7/15/2027	752,791	754,421
	Tricolor Auto Securitization Trust,
[c]	Series 2024-2A Class A, 6.36% due 12/15/2027	622,062	625,056
[c]	Series 2024-3A Class A, 5.22% due 6/15/2028	330,870	330,820
[c]	United Auto Credit Securitization Trust, Series 2024-1 Class A, 6.17% due 8/10/2026	150,225	150,280
[c]	Veros Auto Receivables Trust, Series 2024-1 Class A, 6.28% due 11/15/2027	690,684	694,363
	Westlake Automobile Receivables Trust,
[c]	Series 2021-2A Class D, 1.23% due 12/15/2026	564,814	561,220
[c]	Series 2022-2A Class D, 5.48% due 9/15/2027	1,225,000	1,229,762
			43,278,080

	CREDIT CARD — 0.2%
[c]	Mission Lane Credit Card Master Trust, Series 2023-B Class A, 7.69% due 11/15/2028	500,000	504,465
			504,465

	OTHER ASSET BACKED — 16.9%
	Affirm Asset Securitization Trust,
[c]	Series 2021-Z2 Class A, 1.17% due 11/16/2026	14,769	14,704
[c]	Series 2024-X2 Class A, 5.22% due 12/17/2029	1,083,779	1,083,962
	AMCR ABS Trust,
[c]	Series 2023-1A Class A, 7.66% due 1/21/2031	256,224	256,224
[c]	Series 2024-A Class A, 6.26% due 8/18/2031	1,293,637	1,298,900
[c]	Aqua Finance Trust, Series 2020-AA Class A, 1.90% due 7/17/2046	358,335	325,618
[c]	Auxilior Term Funding LLC, Series 2024-1A Class A2, 5.84% due 3/15/2027	1,199,625	1,206,608
[c]	BHG Securitization Trust, Series 2022-C Class B, 5.93% due 10/17/2035	2,517,500	2,523,425
[c]	CCG Receivables Trust, Series 2022-1 Class A2, 3.91% due 7/16/2029	123,891	123,628
[c]	CFMT Issuer Trust, Series 2021-GRN1 Class A, 1.10% due 3/20/2041	574,868	566,054
	ClickLease Equipment Receivables Trust,
[c]	Series 2024-1 Class A, 6.86% due 2/15/2030	116,920	117,127
[c]	Series 2024-1 Class B, 7.34% due 2/15/2030	1,350,000	1,359,014
[c]	CP EF Asset Securitization I LLC, Series 2022-1A Class A, 5.96% due 4/15/2030	406,035	406,192
[c]	Crossroads Asset Trust, Series 2022-A Class A, 6.35% due 4/21/2031	220,750	221,516
[c]	Dell Equipment Finance Trust, Series 2023-1 Class A3, 5.65% due 9/22/2028	903,557	906,351
[c]	Dext ABS LLC, Series 2023-2 Class A2, 6.56% due 5/15/2034	304,630	307,322
	Foundation Finance Trust,
[c]	Series 2019-1A Class B, 4.22% due 11/15/2034	1,129,606	1,121,358
[c]	Series 2020-1A Class A, 3.54% due 7/16/2040	419,292	416,610
[c]	FREED ABS Trust, Series 2022-3FP Class D, 7.36% due 8/20/2029	2,473,122	2,485,587
[a,c]	Gracie Point International Funding LLC, Series 2023-2A Class A, 6.674% (SOFR90A + 2.25%) due 3/1/2027	163,313	163,583
[c]	GreenSky Home Improvement Issuer Trust, Series 2024-2 Class A2, 5.25% due 10/27/2059	425,888	426,365
[c]	GreenSky Home Improvement Trust, Series 2024-1 Class A2, 5.88% due 6/25/2059	516,421	519,013
[c]	Hilton Grand Vacations Trust, Series 2019-AA Class A, 2.34% due 7/25/2033	21,616	21,230
[c]	LendingPoint Asset Securitization Trust, Series 2022-B Class A, 4.77% due 10/15/2029	3,275	3,274

106 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Ultra Short Income Fund  |  March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	LendingPoint Pass-Through Trust,
[c]	Series 2022-ST1 Class A, 2.50% due 3/15/2028	$32,579	$32,526
[c]	Series 2022-ST2 Class A, 3.25% due 4/15/2028	32,003	31,974
[c]	Series 2022-ST3 Class A, 4.00% due 5/15/2028	51,439	51,349
	LL ABS Trust,
[c]	Series 2022-1A Class D, 7.83% due 11/15/2029	1,150,000	1,158,878
[c]	Series 2022-2A Class C, 8.40% due 5/15/2030	688,072	691,178
	Marlette Funding Trust,
[c]	Series 2022-3A Class C, 6.89% due 11/15/2032	1,750,000	1,760,443
[c]	Series 2024-1A Class A, 5.95% due 7/17/2034	327,603	328,671
[c]	Mosaic Solar Loan Trust, Series 2018-1A Class C, Zero Coupon due 6/22/2043	15,721	15,520
[c]	NetCredit Combined Receivables LLC, Series 2024-A Class A, 7.43% due 10/21/2030	467,615	470,206
[c]	NMEF Funding LLC, Series 2022-A Class C, 3.86% due 10/16/2028	2,000,000	1,974,070
	Oportun Issuance Trust,
[c]	Series 2021-B Class A, 1.47% due 5/8/2031	397,587	386,987
[c]	Series 2021-C Class A, 2.18% due 10/8/2031	1,631,676	1,594,740
[c]	Pagaya AI Debt Selection Trust, Series 2021-HG1 Class A, 1.22% due 1/16/2029	70,915	70,210
	Pagaya AI Debt Trust,
[a,c]	Series 2023-5 Class AB, 7.625% due 4/15/2031	133,713	133,874
[c]	Series 2023-5 Class C, 9.099% due 4/15/2031	1,299,989	1,317,668
[c]	Series 2023-7 Class B, 7.549% due 7/15/2031	307,263	308,290
[c]	Series 2024-1 Class A, 6.66% due 7/15/2031	280,978	283,763
	Prosper Marketplace Issuance Trust,
[c]	Series 2023-1A Class A, 7.06% due 7/16/2029	22,494	22,494
[c]	Series 2023-1A Class B, 7.48% due 7/16/2029	1,500,000	1,504,726
[c]	Series 2024-1A Class A, 6.12% due 8/15/2029	608,122	609,527
	Reach ABS Trust,
[c]	Series 2024-2A Class A, 5.88% due 7/15/2031	712,044	715,553
[c]	Series 2025-1A Class A, 4.96% due 8/16/2032	222,832	222,574
[c]	Regional Management Issuance Trust, Series 2022-1 Class A, 3.07% due 3/15/2032	2,551,149	2,522,260
[c]	Republic Finance Issuance Trust, Series 2021-A Class A, 2.30% due 12/22/2031	2,117,277	2,095,503
[c]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	925,389	891,911
[c]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	185,309	174,761
[c]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	1,660,000	1,628,714
	Theorem Funding Trust,
[c]	Series 2022-2A Class A, 6.06% due 12/15/2028	1,014,724	1,015,507
[c]	Series 2022-3A Class A, 7.60% due 4/15/2029	553,407	555,926
[c]	Upgrade Receivables Trust, Series 2024-1A Class A, 5.37% due 2/18/2031	1,895,850	1,897,728
	Upstart Pass-Through Trust,
[c]	Series 2020-ST6 Class A, 3.00% due 1/20/2027	40,569	40,464
[c]	Series 2021-ST4 Class A, 2.00% due 7/20/2027	67,618	66,863
	Upstart Securitization Trust,
[c]	Series 2021-3 Class C, 3.28% due 7/20/2031	453,691	447,889
[c]	Series 2023-3 Class A, 6.90% due 10/20/2033	966,599	971,736
[c]	Series 2024-1 Class A, 5.33% due 11/20/2034	252,377	252,386
	Upstart Structured Pass-Through Trust,
[c]	Series 2022-1A Class A, 3.40% due 4/15/2030	100,758	100,595
[c]	Series 2022-4A Class B, 8.54% due 11/15/2030	355,868	358,239
			42,579,368

	STUDENT LOAN — 0.8%
	Laurel Road Prime Student Loan Trust,
[c]	Series 2017-B Class BFX, 3.02% due 8/25/2042	69,385	69,012
[c]	Series 2019-A Class A2FX, 2.73% due 10/25/2048	63,629	63,629
	National Collegiate Student Loan Trust,
[a]	Series 2006-1 Class A5, 4.785% (TSFR1M + 0.46%) due 3/25/2033	739,521	726,376
[a]	Series 2006-4 Class A4, 4.745% (TSFR1M + 0.42%) due 5/25/2032	111,821	110,724
[a,c]	Navient Private Education Loan Trust, Series 2018-BA Class A2B, 5.154% (TSFR1M + 0.83%) due 12/15/2059	15,638	15,606
[a,c]	Navient Student Loan Trust, Series 2019-BA Class A2B, 5.414% (TSFR1M + 1.09%) due 12/15/2059	179,865	179,451
	Nelnet Student Loan Trust,
[a,c]	Series 2012-2A Class A, 5.254% (SOFR30A + 0.91%) due 12/26/2033	43,219	42,818
[a,c]	Series 2015-3A Class A2, 5.054% (SOFR30A + 0.71%) due 2/27/2051	11,116	11,086
[a,c]	Series 2021-DA Class AFL, 5.124% (TSFR1M + 0.80%) due 4/20/2062	94,757	94,168

See notes to financial statements.	Semi-Annual Financial Statements | 107

Schedule of Investments, Continued

Thornburg Ultra Short Income Fund  |  March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

[a,b,c]	Prodigy Finance DAC, Series 2021-1A Class A, 5.685% (TSFR1M + 1.36%) due 7/25/2051	$38,212	$38,285
	SLM Student Loan Trust,
[a]	Series 2013-4 Class A, 5.004% (SOFR30A + 0.66%) due 6/25/2043	15,839	15,534
[a]	Series 2013-6 Class A3, 5.104% (SOFR30A + 0.76%) due 6/26/2028	102,285	101,165
	SMB Private Education Loan Trust,
[a,c]	Series 2017-A Class A2B, 5.334% (TSFR1M + 1.01%) due 9/15/2034	37,999	37,986
[a,c]	Series 2017-B Class A2B, 5.184% (TSFR1M + 0.86%) due 10/15/2035	142,401	142,081
[a,c]	Series 2018-B Class A2B, 5.154% (TSFR1M + 0.83%) due 1/15/2037	250,926	250,249
[a,c]	Series 2018-C Class A2B, 5.184% (TSFR1M + 0.86%) due 11/15/2035	63,157	62,950
[a,c]	Towd Point Asset Trust, Series 2021-SL1 Class A2, 5.134% (TSFR1M + 0.81%) due 11/20/2061	66,779	66,645
			2,027,765
	TOTAL ASSET BACKED SECURITIES (Cost $88,375,864)		88,389,678

	CORPORATE BONDS — 48.5%

	AUTOMOBILES & COMPONENTS — 1.7%
	Automobiles — 1.7%
[a]	American Honda Finance Corp., 4.978% (SOFR + 0.62%) due 12/11/2026	569,000	568,994
[c]	Harley-Davidson Financial Services, Inc., 5.036% due 4/21/2025	2,300,000	2,293,714
	Hyundai Capital America,
[c]	5.45% due 6/24/2026	1,000,000	1,008,460
[c]	5.80% due 6/26/2025	500,000	500,980
			4,372,148

	BANKS — 1.3%
	Banks — 1.3%
[c]	National Securities Clearing Corp., 5.15% due 5/30/2025	2,000,000	2,001,640
[a,d]	Wells Fargo & Co., Series U, 5.875% due 6/15/2025	1,250,000	1,249,812
			3,251,452

	CAPITAL GOODS — 1.8%
	Aerospace & Defense — 0.7%
	RTX Corp., 3.95% due 8/16/2025	1,750,000	1,745,975
	Industrial Conglomerates — 0.6%
	Lennox International, Inc., 1.35% due 8/1/2025	1,500,000	1,481,070
	Machinery — 0.5%
	Regal Rexnord Corp., 6.05% due 2/15/2026	1,250,000	1,259,950
			4,486,995

	CONSUMER DURABLES & APPAREL — 0.8%
	Household Durables — 0.8%
	Harman International Industries, Inc., 4.15% due 5/15/2025	2,000,000	1,997,000
			1,997,000

	CONSUMER SERVICES — 0.8%
	Hotels, Restaurants & Leisure — 0.8%
	Starbucks Corp., 4.75% due 2/15/2026	2,000,000	2,004,660
			2,004,660

	CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.9%
	Consumer Staples Distribution & Retail — 0.9%
[c]	7-Eleven, Inc., 0.95% due 2/10/2026	2,250,000	2,178,788
			2,178,788

	ENERGY — 3.3%
	Oil, Gas & Consumable Fuels — 3.3%
[c]	Florida Gas Transmission Co. LLC, 4.35% due 7/15/2025	1,859,000	1,855,040
[c]	Gray Oak Pipeline LLC, 2.60% due 10/15/2025	2,321,000	2,284,653
[c]	Gulfstream Natural Gas System LLC, 6.19% due 11/1/2025	1,750,000	1,757,228
	Kinder Morgan, Inc., 4.30% due 6/1/2025	1,455,000	1,453,429
	NuStar Logistics LP, 6.00% due 6/1/2026	1,000,000	1,002,490
			8,352,840

108 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Ultra Short Income Fund  |  March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.9%
	Diversified REITs — 1.9%
	Crown Castle, Inc., 1.35% due 7/15/2025	$1,218,000	$1,205,918
	Equinix, Inc., 1.25% due 7/15/2025	2,250,000	2,226,510
	Essex Portfolio LP, 3.50% due 4/1/2025	1,000,000	1,000,000
[c]	SBA Tower Trust, 1.884% due 7/15/2050	350,000	341,368
			4,773,796
	FINANCIAL SERVICES — 3.1%
	Capital Markets — 2.7%
	Ares Capital Corp., 3.25% due 7/15/2025	1,500,000	1,494,360
[c]	Blue Owl Technology Finance Corp., 4.75% due 12/15/2025	1,250,000	1,242,913
[c]	GTP Acquisition Partners I LLC, Series 2015-2 Class A, 3.482% due 6/15/2050	2,675,000	2,663,604
	Hercules Capital, Inc., 2.625% due 9/16/2026	1,500,000	1,441,620
	Financial Services — 0.4%
[c]	Antares Holdings LP, 8.50% due 5/18/2025	1,000,000	1,002,630
			7,845,127

	FOOD, BEVERAGE & TOBACCO — 3.3%
	Beverages — 1.6%
	Constellation Brands, Inc., 5.00% due 2/2/2026	2,500,000	2,498,425
	Huntington Ingalls Industries, Inc., 3.844% due 5/1/2025	1,500,000	1,498,170
	Food Products — 0.2%
	Conagra Brands, Inc., 5.30% due 10/1/2026	500,000	504,960
	Tobacco — 1.5%
	Altria Group, Inc., 4.40% due 2/14/2026	1,500,000	1,497,000
[b]	BAT International Finance plc, 1.668% due 3/25/2026	2,250,000	2,185,447
			8,184,002

	HEALTH CARE EQUIPMENT & SERVICES — 1.1%
	Health Care Providers & Services — 1.1%
[c]	Blue Cross & Blue Shield of Minnesota, 3.79% due 5/1/2025	1,420,000	1,417,898
[c]	Highmark, Inc., 1.45% due 5/10/2026	1,500,000	1,442,865
			2,860,763

	INSURANCE — 3.7%
	Insurance — 3.7%
[c]	Equitable Financial Life Global Funding, 1.30% due 7/12/2026	1,000,000	960,580
[c]	F&G Global Funding, 5.15% due 7/7/2025	1,500,000	1,500,825
[c]	GA Global Funding Trust, 3.85% due 4/11/2025	1,750,000	1,749,387
[a]	Marsh & McLennan Cos., Inc., 5.059% (SOFRINDX + 0.70%) due 11/8/2027	751,000	753,463
[c]	Prudential Insurance Co. of America, 8.30% due 7/1/2025	1,000,000	1,008,170
	Reliance Standard Life Global Funding II,
[c]	2.75% due 5/7/2025	500,000	498,830
[c]	5.243% due 2/2/2026	850,000	851,777
	RenaissanceRe Finance, Inc., 3.70% due 4/1/2025	1,965,000	1,965,000
			9,288,032

	MATERIALS — 4.7%
	Chemicals — 0.9%
[c]	International Flavors & Fragrances, Inc., 1.23% due 10/1/2025	2,350,000	2,306,407
	Containers & Packaging — 3.8%
	Amcor Flexibles North America, Inc., 4.00% due 5/17/2025	2,250,000	2,245,252
	Berry Global, Inc.,
	1.57% due 1/15/2026	750,000	731,220
[c]	4.875% due 7/15/2026	1,750,000	1,748,723
[c]	Graphic Packaging International LLC, 1.512% due 4/15/2026	1,000,000	964,980
[c]	Sealed Air Corp., 1.573% due 10/15/2026	1,000,000	951,490
[c]	Silgan Holdings, Inc., 1.40% due 4/1/2026	2,000,000	1,929,780
	Sonoco Products Co., 4.45% due 9/1/2026	1,000,000	997,160
			11,875,012

See notes to financial statements.	Semi-Annual Financial Statements | 109

Schedule of Investments, Continued

Thornburg Ultra Short Income Fund  |  March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	MEDIA & ENTERTAINMENT — 0.7%
	Media — 0.7%
	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908% due 7/23/2025	$1,750,000	$1,749,388
			1,749,388

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 1.4%
	Biotechnology — 1.2%
	Amgen, Inc., 5.507% due 3/2/2026	250,000	250,035
	Illumina, Inc., 4.65% due 9/9/2026	850,000	849,617
[b]	Royalty Pharma plc, 1.20% due 9/2/2025	2,000,000	1,971,680
	Pharmaceuticals — 0.2%
[c]	PRA Health Sciences, Inc., 2.875% due 7/15/2026	500,000	484,720
			3,556,052

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
	Semiconductors & Semiconductor Equipment — 0.6%
	Intel Corp., 3.70% due 7/29/2025	1,500,000	1,494,525
			1,494,525

	SOFTWARE & SERVICES — 2.4%
	Software — 2.4%
	CA, Inc., 4.70% due 3/15/2027	1,188,000	1,185,494
[c]	Fair Isaac Corp., 5.25% due 5/15/2026	1,000,000	999,580
	Fidelity National Information Services, Inc., 1.15% due 3/1/2026	1,242,000	1,204,156
	Oracle Corp.,
	2.50% due 4/1/2025	1,082,000	1,082,000
	2.95% due 5/15/2025	1,500,000	1,496,535
			5,967,765

	TECHNOLOGY HARDWARE & EQUIPMENT — 1.6%
	Technology Hardware, Storage & Peripherals — 1.6%
	Dell International LLC/EMC Corp., 6.02% due 6/15/2026	1,500,000	1,519,320
	HP, Inc., 2.20% due 6/17/2025	2,500,000	2,484,750
			4,004,070

	TELECOMMUNICATION SERVICES — 2.5%
	Diversified Telecommunication Services — 1.1%
[b,c]	NBN Co. Ltd., 1.45% due 5/5/2026	1,000,000	968,130
	TELUS Corp.,
[b,c]	5.114% due 5/21/2025	1,000,000	993,056
[b,c]	5.151% due 7/11/2025	1,000,000	985,972
	Wireless Telecommunication Services — 1.4%
[c]	Crown Castle Towers LLC, 3.663% due 5/15/2045	1,500,000	1,496,523
	T-Mobile USA, Inc., 2.25% due 2/15/2026	2,000,000	1,959,660
			6,403,341

	TRANSPORTATION — 0.4%
	Air Freight & Logistics — 0.4%
	Ryder System, Inc., 4.625% due 6/1/2025	1,000,000	999,200
			999,200

	UTILITIES — 10.5%
	Electric Utilities — 9.7%
	AES Corp., 1.375% due 1/15/2026	1,000,000	972,670
	American Electric Power Co., Inc., Series N, 1.00% due 11/1/2025	1,742,000	1,704,895
	Avangrid, Inc., 3.20% due 4/15/2025	515,000	514,588
[b,c]	Electricite de France SA, 3.625% due 10/13/2025	2,479,000	2,462,068
	Enel Finance International NV,
[b,c]	4.50% due 6/15/2025	1,000,000	998,730
[b,c]	7.05% due 10/14/2025	1,000,000	1,010,030
	Entergy Corp., 0.90% due 9/15/2025	868,000	853,999
	Eversource Energy, Series Q, 0.80% due 8/15/2025	1,750,000	1,722,228
	Exelon Corp., 3.95% due 6/15/2025	1,420,000	1,417,771

110 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Ultra Short Income Fund  |  March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

[c]	FirstEnergy Pennsylvania Electric Co., 5.15% due 3/30/2026	$2,250,000	$2,263,095
[c]	New York State Electric & Gas Corp., 3.25% due 12/1/2026	750,000	733,958
[a]	Pacific Gas & Electric Co., 5.31% (SOFRINDX + 0.95%) due 9/4/2025	1,325,000	1,324,735
	Pinnacle West Capital Corp., 1.30% due 6/15/2025	2,020,000	2,007,072
	Public Service Enterprise Group, Inc., 0.80% due 8/15/2025	1,750,000	1,726,952
	Puget Energy, Inc., 3.65% due 5/15/2025	1,650,000	1,646,321
[a]	Southern Co., Series B, 4.00% (5-Yr. CMT + 3.730%) due 1/15/2051	1,000,000	986,870
[c]	Vistra Operations Co. LLC, 5.125% due 5/13/2025	1,000,000	998,720
	Xcel Energy, Inc., 3.30% due 6/1/2025	1,250,000	1,246,325
	Gas Utilities — 0.8%
[c]	Brooklyn Union Gas Co., 3.407% due 3/10/2026	1,000,000	986,100
	Spire, Inc., 5.30% due 3/1/2026	1,000,000	1,005,640
			26,582,767
	TOTAL CORPORATE BONDS (Cost $122,184,136)		122,227,723

	SHORT-TERM INVESTMENTS — 6.6%
[e]	Thornburg Capital Management Fund	1,663,004	16,630,040
	TOTAL SHORT-TERM INVESTMENTS (Cost $16,630,040)		16,630,040

	TOTAL INVESTMENTS — 99.7% (Cost $251,278,411)		$251,301,097

	OTHER ASSETS LESS LIABILITIES — 0.3%		802,401

	NET ASSETS — 100.0%		$252,103,498

Footnote Legend

a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on March 31, 2025.

b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $139,580,818, representing 55.37% of the Fund’s net assets.

d	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

e	Investment in Affiliates.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities	SOFR30A	Secured Overnight Financing Rate 30-Day Average
CMBS	Commercial Mortgage-Backed Securities	SOFR90A	Secured Overnight Financing Rate 90-Day Average
CMO	Collateralized Mortgage Obligation	SOFRINDX	Secured Overnight Financing Rate Index
CMT	Constant Maturity Rate	TSFR1M	Term SOFR 1 Month
DAC	Designated Activity Company	TSFR3M	Term SOFR 3 Month
Mtg	Mortgage	UMBS	Uniform Mortgage Backed Securities
SOFR	Secured Overnight Financing Rate

See notes to financial statements.	Semi-Annual Financial Statements | 111

Schedule of Investments

Thornburg Limited Term U.S. Government Fund  |  March 31, 2025 (Unaudited)

		PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	U.S. TREASURY SECURITIES — 21.0%
	U.S. Treasury Inflation-Indexed Bonds, 1.75% due 1/15/2028	$2,519,659	$2,560,209
	U.S. Treasury Inflation-Indexed Notes, 0.125% due 1/15/2031	9,016,317	8,325,301
	U.S. Treasury Notes,
	1.875% due 2/15/2032	2,050,000	1,779,977
	3.375% due 5/15/2033	2,433,000	2,304,507
	3.50% due 2/15/2033	934,000	894,597
	3.875% due 12/31/2029 - 8/15/2034	3,263,000	3,217,286
	4.00% due 2/15/2034	1,030,000	1,016,160
	4.25% due 11/15/2034	1,272,000	1,275,975
	4.375% due 5/15/2034	1,614,000	1,635,940
	4.50% due 11/15/2033	850,000	870,453
	U.S. Treasury Strip Coupon, 7.567% due 8/15/2034	1,890,000	1,259,623
	TOTAL U.S. TREASURY SECURITIES (Cost $24,530,261)		25,140,028

	U.S. GOVERNMENT AGENCIES — 7.3%
	Federal Farm Credit Banks Funding Corp., 3.00% due 3/8/2032	715,000	646,882
	Federal Home Loan Banks, 5.60% due 12/27/2034	400,000	399,684
	HNA Group LLC (Guaranty: Export-Import Bank of the United States), 2.291% due 6/30/2027	637,629	613,787
	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States),
[a]	2.46% due 12/15/2025	250,000	237,175
[a,b]	4.914% (TSFR3M + 0.61%) due 4/15/2025	87,500	87,322
	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States),
[a]	2.06% due 1/15/2026	350,000	343,861
[a]	2.512% due 1/15/2026	527,500	520,548
	Small Business Administration Participation Certificates,
	Series 2005-20H Class 1, 5.11% due 8/1/2025	3,387	3,391
	Series 2007-20D Class 1, 5.32% due 4/1/2027	33,147	33,402
	Series 2007-20F Class 1, 5.71% due 6/1/2027	23,621	23,828
	Series 2007-20I Class 1, 5.56% due 9/1/2027	69,474	70,181
	Series 2007-20K Class 1, 5.51% due 11/1/2027	62,499	63,009
	Series 2008-20G Class 1, 5.87% due 7/1/2028	134,236	136,181
	Series 2011-20G Class 1, 3.74% due 7/1/2031	266,286	262,614
	Series 2011-20K Class 1, 2.87% due 11/1/2031	480,719	464,088
	Series 2014-20H Class 1, 2.88% due 8/1/2034	308,835	294,614
	Series 2015-20B Class 1, 2.46% due 2/1/2035	307,821	288,280
	Series 2015-20G Class 1, 2.88% due 7/1/2035	626,894	595,035
	Series 2015-20I Class 1, 2.82% due 9/1/2035	640,474	605,114
	Series 2017-20I Class 1, 2.59% due 9/1/2037	1,456,194	1,347,805
	Series 2017-20K Class 1, 2.79% due 11/1/2037	744,870	697,702
	Thirax 1 LLC (Guaranty: Export-Import Bank of the United States), 0.968% due 1/14/2033	1,023,586	889,998
	Ulani MSN 35940 LLC (Guaranty: Export-Import Bank of the United States), 2.227% due 5/16/2025	104,167	103,696
	TOTAL U.S. GOVERNMENT AGENCIES (Cost $9,207,984)		8,728,197

	MORTGAGE BACKED — 63.4%
[b,c]	Federal Agricultural Mortgage Corp. Mtg Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A, 2.18% due 1/25/2051	3,964,946	3,185,737
	Federal Home Loan Mtg Corp.,
[b]	Pool 1L0049, 6.874% (H15T1Y + 2.15%) due 2/1/2046	1,110,126	1,135,299
	Pool D98887, 3.50% due 1/1/2032	164,612	161,114
	Pool E09025, 2.50% due 3/1/2028	19,790	19,375
	Pool G16710, 3.00% due 11/1/2030	639,522	622,971
	Pool J37586, 3.50% due 9/1/2032	115,258	112,619
	Pool RE6097, 2.00% due 5/1/2051	1,956,241	1,530,562
	Pool RE6119, 2.50% due 12/1/2051	1,711,728	1,407,647
	Pool SE9046, 3.00% due 12/1/2051	1,971,148	1,698,406
	Pool T61943, 3.50% due 8/1/2045	84,630	77,592
	Pool T65457, 3.00% due 1/1/2048	367,897	321,526
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 3922 Class PQ, 2.00% due 4/15/2041	37,162	36,322
[b]	Series 4105 Class FG, 4.863% (SOFR30A + 0.51%) due 9/15/2042	420,860	414,253
	Series 4120 Class TC, 1.50% due 10/15/2027	170,230	164,917

112 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term U.S. Government Fund  |  March 31, 2025 (Unaudited)

		PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Series 4120 Class UE, 2.00% due 10/15/2027	$232,295	$226,316
	Series 5469 Class QA, 4.50% due 11/25/2054	563,948	551,717
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS,
	Series K095 Class A2, 2.785% due 6/25/2029	577,000	544,179
	Series KHG1 Class A3, 3.341% due 12/25/2027	297,290	290,490
	Series KJ46 Class A2, 4.796% due 10/25/2031	216,000	220,026
[b]	Series KJ47 Class A2, 5.43% due 6/25/2031	149,000	155,321
	Series KJ48 Class A2, 5.028% due 10/25/2031	379,000	389,986
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[b]	Series 2017-3 Class HA, 3.25% due 7/25/2056	781,934	730,269
[b]	Series 2017-4 Class HT, 3.25% due 6/25/2057	2,405,672	2,137,857
	Series 2017-4 Class MT, 3.50% due 6/25/2057	543,806	491,476
[b]	Series 2018-1 Class HA, 3.00% due 5/25/2057	984,537	911,050
[b]	Series 2018-2 Class HA, 3.00% due 11/25/2057	535,624	503,450
	Series 2018-3 Class HA, 3.00% due 8/25/2057	718,020	663,303
[b]	Series 2018-3 Class MA, 3.50% due 8/25/2057	767,622	736,760
	Series 2018-4 Class HA, 3.00% due 3/25/2058	923,821	837,727
	Series 2018-4 Class MA, 3.50% due 3/25/2058	611,404	584,460
	Series 2019-1 Class MA, 3.50% due 7/25/2058	1,705,050	1,629,214
	Series 2019-2 Class MA, 3.50% due 8/26/2058	1,526,101	1,448,259
	Series 2019-3 Class MA, 3.50% due 10/25/2058	587,799	562,133
	Series 2019-4 Class MA, 3.00% due 2/25/2059	925,311	853,630
	Series 2020-1 Class MA, 2.50% due 8/25/2059	1,346,392	1,242,419
	Series 2020-2 Class MA, 2.00% due 11/25/2059	1,318,052	1,186,468
	Series 2020-3 Class MA, 2.00% due 5/25/2060	441,598	395,549
	Series 2020-3 Class MT, 2.00% due 5/25/2060	581,199	462,220
	Series 2022-1 Class MTU, 3.25% due 11/25/2061	951,879	821,326
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RA6808, 3.00% due 2/1/2052	1,891,987	1,650,638
	Pool RD5043, 2.00% due 12/1/2030	1,390,744	1,325,668
	Pool SB8010, 2.50% due 10/1/2034	430,103	401,186
	Pool SB8030, 2.00% due 12/1/2034	683,007	623,503
	Pool SB8502, 2.00% due 8/1/2035	411,382	376,483
	Pool ZS4730, 3.50% due 8/1/2047	689,514	631,968
	Pool ZS7299, 3.00% due 10/1/2030	335,731	326,268
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
	Series 2015-SC02 Class 2A, 3.50% due 9/25/2045	185,861	162,780
	Series 2016-SC01 Class 1A, 3.00% due 7/25/2046	718,643	619,043
	Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	225,898	200,076
	Series 2016-SC02 Class 2A, 3.50% due 10/25/2046	141,961	124,928
	Series 2017-SC01 Class 1A, 3.00% due 12/25/2046	1,298,075	1,126,175
	Series 2017-SC01 Class 2A, 3.50% due 12/25/2046	442,754	391,867
	Series 2017-SC02 Class 1A, 3.00% due 5/25/2047	278,035	238,213
	Series 2017-SC02 Class 2A, 3.50% due 5/25/2047	124,175	109,297
	Federal National Mtg Assoc.,
[b]	Pool 895572, 7.82% (RFUCCT1Y + 1.82%) due 6/1/2036	47,382	48,496
	Pool BF0130, 3.50% due 8/1/2056	297,517	268,185
	Pool BF0144, 3.50% due 10/1/2056	423,481	386,642
[b]	Pool BH4524, 2.562% (5-Yr. CMT + 1.150%) due 6/1/2046	1,300,850	1,239,622
[b]	Pool BM6885, 1.612% (2.19% - SOFR30A) due 12/1/2051	451,200	415,220
	Pool BM6983, 3.00% due 3/1/2052	1,011,245	861,972
[b]	Pool CB2214, 1.523% (2.20% - SOFR30A) due 11/1/2051	471,497	434,934
	Federal National Mtg Assoc., CMBS,
[b]	Series 2015-SB5 Class A10, 3.15% due 9/25/2035	279,227	276,414
[b]	Series 2018-SB47 Class A5H, 5.167% (SOFR30A + 0.81%) due 1/25/2038	313,450	311,644
	Federal National Mtg Assoc., CMO REMIC,
[b]	Series 2009-17 Class AH, 0.485% due 3/25/2039	174,843	139,288
	Series 2011-70 Class CA, 3.00% due 8/25/2026	249,182	245,912
[b]	Series 2013-81 Class FW, 4.754% (SOFR30A + 0.41%) due 1/25/2043	694,437	683,912
[b]	Series 2013-92 Class FA, 5.004% (SOFR30A + 0.66%) due 9/25/2043	516,775	507,394
	Series 2024-25 Class VB, 5.50% due 3/25/2035	496,439	505,214
	Series 2024-70 Class MP, 4.50% due 10/25/2054	484,320	472,597
	Federal National Mtg Assoc., Grantor Trust, CMO, Series 2017-T1 Class A, 2.898% due 6/25/2027	988,380	956,865

See notes to financial statements.	Semi-Annual Financial Statements | 113

Schedule of Investments, Continued

Thornburg Limited Term U.S. Government Fund  |  March 31, 2025 (Unaudited)

		PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Federal National Mtg Assoc., UMBS Collateral,
	Pool AE0704, 4.00% due 1/1/2026	$42,766	$42,532
	Pool AJ1752, 3.50% due 9/1/2026	99,640	98,696
	Pool AL6582, 3.50% due 4/1/2030	251,178	246,892
	Pool AL7801, 2.50% due 11/1/2030	896,965	864,085
	Pool AL9445, 3.00% due 7/1/2031	7,460	7,243
	Pool AL9821, 2.50% due 1/1/2032	1,262,709	1,205,454
	Pool AS9749, 4.00% due 6/1/2047	261,339	247,013
	Pool AU2669, 2.50% due 10/1/2028	251,751	245,271
	Pool BM4153, 3.00% due 6/1/2033	845,279	813,471
	Pool BM4864, 3.50% due 5/1/2033	532,152	520,631
	Pool CA0942, 2.50% due 12/1/2032	543,561	515,753
	Pool CA4102, 3.50% due 8/1/2029	315,576	311,468
	Pool CA5271, 2.50% due 3/1/2035	780,242	730,828
	Pool CA5282, 3.00% due 3/1/2035	1,631,785	1,559,678
	Pool CA7535, 1.50% due 10/1/2030	1,554,939	1,466,336
	Pool FM1523, 2.50% due 8/1/2029	283,612	276,097
	Pool FM2831, 2.50% due 5/1/2032	902,646	864,853
	Pool FM3494, 2.50% due 4/1/2048	336,479	287,932
	Pool FM4936, 2.00% due 12/1/2035	1,071,102	978,752
	Pool FM5458, 1.50% due 12/1/2035	1,088,233	957,582
	Pool FS0916, 3.00% due 3/1/2052	2,448,946	2,124,826
	Pool FS6157, 3.00% due 9/1/2052	6,520,311	5,666,155
	Pool FS6212, 1.50% due 5/1/2032	294,649	275,225
	Pool MA2353, 3.00% due 8/1/2035	505,865	476,735
	Pool MA3465, 4.00% due 9/1/2038	295,032	286,881
	Pool MA3681, 3.00% due 6/1/2034	229,799	219,508
	Pool MA3896, 2.50% due 1/1/2035	74,770	69,556
	Pool MA4148, 2.00% due 10/1/2030	316,249	302,364
	Pool MA4390, 2.00% due 7/1/2031	2,337,341	2,219,333
	Government National Mtg Assoc.,
[b]	Pool 894205, 4.625% (H15T1Y + 1.50%) due 8/20/2039	75,248	75,789
[b]	Pool MA0100, 4.875% (H15T1Y + 1.50%) due 5/20/2042	124,140	126,956
	Government National Mtg Assoc., CMBS,
	Series 2022-147 Class B, 2.20% due 10/16/2063	1,250,000	877,996
	Series 2023-104 Class AD, 4.00% due 1/16/2065	418,078	393,077
	Government National Mtg Assoc., CMO,
	Series 2016-H04 Class HA, 2.25% due 7/20/2065	217,372	205,829
	Series 2017-186 Class VA, 3.00% due 2/20/2031	1,457,837	1,441,056
	Government National Mtg Assoc., UMBS Collateral, Pool MA0907, 2.00% due 4/20/2028	228,729	222,075
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO,
	Series 2020-2 Class A1C, 2.00% due 9/25/2030	1,614,273	1,482,125
	Series 2020-2 Class A1D, 1.75% due 9/25/2030	1,614,273	1,471,980
	TOTAL MORTGAGE BACKED (Cost $80,866,175)		75,704,382

	CORPORATE BONDS — 2.4%

	UTILITIES — 2.4%
	Electric Utilities — 2.4%
[c]	Caledonia Generating LLC, 1.95% due 2/28/2034	3,247,015	2,824,649
			2,824,649
	TOTAL CORPORATE BONDS (Cost $3,164,739)		2,824,649

	SHORT-TERM INVESTMENTS — 4.6%
	MUTUAL FUND — 0.1%
[d]	State Street Institutional Treasury Money Market Fund, Premier Class, 4.24%	139,274	139,274
	TOTAL MUTUAL FUND (Cost $139,274)		139,274

114 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term U.S. Government Fund  |  March 31, 2025 (Unaudited)

	PRINCIPAL
ISSUER-DESCRIPTION	AMOUNT	VALUE

U.S. TREASURY SECURITIES — 4.5%
U.S. Treasury Bills,
4.286% due 4/10/2025	$500,000	$499,473
4.293% due 5/1/2025	500,000	498,243
4.30% due 4/17/2025	500,000	499,062
4.305% due 4/3/2025	500,000	499,882
4.311% due 4/24/2025	500,000	498,649
4.314% due 4/1/2025	500,000	500,000
6.132% due 4/15/2025	500,000	499,179
7.025% due 4/29/2025	500,000	498,366
7.07% due 4/22/2025	500,000	498,768
7.374% due 4/8/2025	414,000	413,660
U.S. Treasury Notes, 3.875% due 4/30/2025	500,000	499,766
TOTAL U.S. TREASURY SECURITIES (Cost $5,405,077)		5,405,048
TOTAL SHORT-TERM INVESTMENTS (Cost $5,544,351)		5,544,322

TOTAL INVESTMENTS — 98.7% (Cost $123,313,510)		$117,941,578

OTHER ASSETS LESS LIABILITIES — 1.3%		1,505,776

NET ASSETS — 100.0%		$119,447,354

Footnote Legend

a	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on March 31, 2025.

c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $6,010,386, representing 5.03% of the Fund’s net assets.

d	Rate represents the money market fund annualized seven-day yield at March 31, 2025.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMBS	Commercial Mortgage-Backed Securities	REMIC	Real Estate Mortgage Investment Conduit
CMO	Collateralized Mortgage Obligation	RFUCCT1Y	Refinitiv USD Interbank Offered Rate Consumer Cash Fallbacks Term 1 Year
CMT	Constant Maturity Rate	SOFR30A	Secured Overnight Financing Rate 30-Day Average
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year	TSFR3M	Term SOFR 3 Month
Mtg	Mortgage	UMBS	Uniform Mortgage Backed Securities

See notes to financial statements.	Semi-Annual Financial Statements | 115

Schedule of Investments

Thornburg Limited Term Income Fund | March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	U.S. TREASURY SECURITIES — 6.5%
	U.S. Treasury Inflation-Indexed Notes,
	0.125% due 1/15/2031 - 1/15/2032	$183,636,644	$168,405,064
	1.75% due 1/15/2034	29,963,670	29,905,147
	U.S. Treasury Notes,
	2.75% due 8/15/2032	191,513,000	175,114,699
	3.50% due 2/15/2033	10,595,000	10,148,024
	4.375% due 12/31/2029	25,000,000	25,453,125
	TOTAL U.S. TREASURY SECURITIES (Cost $391,736,957)		409,026,059

	U.S. GOVERNMENT AGENCIES — 0.8%
	Federal Farm Credit Banks Funding Corp., 3.00% due 3/8/2032	19,285,000	17,447,718
	Federal Home Loan Banks, 5.60% due 12/27/2034	11,450,000	11,440,954
	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States),
[a,b]	4.914% (TSFR3M + 0.61%) due 4/15/2025	259,000	258,474
[b]	6.50% due 1/23/2029	10,007,000	9,424,593
	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States),
[b]	2.06% due 1/15/2026	150,000	147,369
[b]	2.512% due 1/15/2026	650,000	641,433
	Small Business Administration Participation Certificates,
	Series 2008-20D Class 1, 5.37% due 4/1/2028	169,635	171,419
	Series 2009-20E Class 1, 4.43% due 5/1/2029	103,488	103,416
	Series 2009-20K Class 1, 4.09% due 11/1/2029	771,500	767,333
	Series 2011-20E Class 1, 3.79% due 5/1/2031	1,005,074	993,295
	Series 2011-20F Class 1, 3.67% due 6/1/2031	223,153	219,903
	Series 2011-20G Class 1, 3.74% due 7/1/2031	1,065,145	1,050,456
	Series 2011-20I Class 1, 2.85% due 9/1/2031	2,099,536	2,019,753
	Series 2011-20K Class 1, 2.87% due 11/1/2031	1,871,199	1,806,463
	Series 2012-20D Class 1, 2.67% due 4/1/2032	1,541,233	1,470,897
	Series 2012-20J Class 1, 2.18% due 10/1/2032	1,305,542	1,217,269
	Series 2012-20K Class 1, 2.09% due 11/1/2032	905,322	854,159
	TOTAL U.S. GOVERNMENT AGENCIES (Cost $51,065,190)		50,034,904

	OTHER GOVERNMENT — 0.3%
[b,c]	Bermuda Government International Bonds, 2.375% due 8/20/2030	6,800,000	5,913,076
[b,c]	Saudi Government International Bonds, 5.125% due 1/13/2028	11,200,000	11,335,744
	TOTAL OTHER GOVERNMENT (Cost $17,980,305)		17,248,820

	MORTGAGE BACKED — 36.4%
	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2022-A Class A1, 3.50% due 10/25/2061	10,215,409	9,829,761
[a,c]	Series 2023-C Class A1, 3.50% due 5/25/2063	6,801,425	6,400,981
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2020-2 Class A3, 5.00% due 1/26/2065	3,804,153	3,788,914
[a,c]	Series 2023-1 Class A1, 4.75% due 9/26/2067	12,385,054	12,318,210
[a,c]	Series 2023-2 Class A1, 4.65% due 10/25/2067	4,357,661	4,306,238
[a,b,c]	Arbor Realty Commercial Real Estate Notes Ltd., CMBS, Series 2022-FL1 Class A, 5.799% (SOFR30A + 1.45%) due 1/15/2037	10,599,139	10,592,514
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2019-1 Class A1, 3.805% due 1/25/2049	2,974,413	2,881,401
[a,c]	Series 2019-1 Class A3, 4.208% due 1/25/2049	1,556,633	1,510,985
[a,c]	Series 2019-2 Class A1, 3.347% due 4/25/2049	1,332,494	1,269,702
[a,c]	Series 2019-3 Class A1, 2.962% due 10/25/2048	3,264,720	3,065,693
[c]	Series 2020-1 Class A2, 2.927% due 3/25/2055	6,518,000	5,960,761
[c]	Series 2020-1 Class A3, 3.328% due 3/25/2055	4,500,000	3,946,253
[c]	Series 2020-1 Class M1, 4.277% due 3/25/2055	3,189,000	2,748,950
[a,c]	Series 2021-1R Class A1, 1.175% due 10/25/2048	6,625,524	5,932,407
[c]	Series 2022-1 Class M1, 3.65% due 12/25/2056	7,338,000	5,396,293
	ATLX Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2024-RPL1 Class A1, 3.85% due 4/25/2064	11,764,308	11,311,484
[a,c]	Series 2024-RPL2 Class A1, 3.85% due 4/25/2063	7,549,284	7,243,894
[a,c]	BPR Trust, CMBS, Series 2023-BRK2 Class A, 6.899% due 10/5/2038	4,250,000	4,414,847

116 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Income Fund | March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

[a,c]	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2024-NQM4 Class A1A, 4.35% due 1/25/2060	$19,116,366	$18,613,572
[a,c]	Bunker Hill Loan Depositary Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class A3, 3.253% due 2/25/2055	3,285,000	3,159,439
[c]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	4,600,000	4,138,890
	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO,
[a,c]	Series 2016-SH1 Class M3, 3.75% due 4/25/2045	1,531,654	1,391,518
[a,c]	Series 2016-SH2 Class M3, 3.749% due 12/25/2045	1,907,561	1,734,779
	CHNGE Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2022-1 Class A1, 3.007% due 1/25/2067	11,498,174	10,848,079
[a,c]	Series 2022-2 Class M1, 4.609% due 3/25/2067	14,163,000	12,296,181
[a,c]	Series 2023-1 Class A1, 7.065% due 3/25/2058	5,536,825	5,583,542
	CIM Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2018-INV1 Class A4, 4.00% due 8/25/2048	607,638	566,577
[a,c]	Series 2024-R1 Class A1, 4.75% due 6/25/2064	11,525,740	11,334,656
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a]	Series 2004-HYB2 Class B1, 6.386% due 3/25/2034	35,834	18,029
[a,c]	Series 2014-A Class A, 4.00% due 1/25/2035	386,839	375,077
[a,c]	Series 2014-J1 Class B4, 3.625% due 6/25/2044	1,489,969	1,208,170
[a,c]	Series 2021-J2 Class A7A, 2.50% due 7/25/2051	31,788,231	27,786,414
[c]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	6,575,000	6,855,311
	CSMC Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2021-AFC1 Class A1, 0.83% due 3/25/2056	7,435,225	6,014,377
[a,c]	Series 2021-NQM3 Class A1, 1.015% due 4/25/2066	9,261,639	7,747,233
[a,c]	Series 2021-NQM8 Class A1, 1.841% due 10/25/2066	1,910,481	1,700,019
[a,c]	Series 2022-ATH2 Class A1, 4.547% due 5/25/2067	10,000,829	9,957,625
[a,c]	Series 2022-NQM1 Class A1, 2.265% due 11/25/2066	11,281,809	10,038,152
[c]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	7,895,000	7,115,141
[a,c]	Deephaven Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A1, 0.715% due 5/25/2065	2,056,495	1,946,597
	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2019-2 Class A1, 2.739% due 11/25/2059	2,027,866	1,949,895
[a,c]	Series 2022-1 Class A1, 2.206% due 1/25/2067	15,914,020	14,028,893
[a,c]	FARM Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 4.712% due 10/1/2053	7,288,898	6,951,306
	Federal Home Loan Mtg Corp.,
[a]	Pool 1L0322, 5.927% (H15T1Y + 2.07%) due 2/1/2048	2,110,952	2,166,285
[a]	Pool 760025, 3.645% (5-Yr. CMT + 1.310%) due 10/1/2047	3,048,259	2,930,920
[a]	Pool 841097, 3.183% (5-Yr. CMT + 1.300%) due 9/1/2048	4,302,625	4,110,962
[a]	Pool 841362, 1.713% (2.15% - SOFR30A) due 2/1/2052	5,826,247	5,356,831
[a]	Pool 841377, 1.94% (2.24% - SOFR30A) due 4/1/2052	6,099,117	5,614,082
[a]	Pool 841463, 2.157% (2.18% - SOFR30A) due 7/1/2052	13,765,483	12,270,977
	Pool D98887, 3.50% due 1/1/2032	551,037	539,328
	Pool G16710, 3.00% due 11/1/2030	173,464	168,974
	Pool RE6097, 2.00% due 5/1/2051	24,742,532	19,358,547
	Pool SE9046, 3.00% due 12/1/2051	21,182,092	18,251,182
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 3195 Class PD, 6.50% due 7/15/2036	136,548	140,265
	Series 3922 Class PQ, 2.00% due 4/15/2041	55,743	54,483
	Series 4120 Class TC, 1.50% due 10/15/2027	221,046	214,146
	Series 5461 Class PA, 4.50% due 8/25/2054	22,026,808	21,461,045
	Series 5462 Class P, 4.50% due 10/25/2054	13,720,488	13,365,905
	Series 5469 Class QA, 4.50% due 11/25/2054	13,240,513	12,953,358
[a]	Series 5502 Class FH, 5.74% (SOFR30A + 1.40%) due 2/25/2055	14,681,669	14,758,492
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS,
[a,d]	Series CITI-5511, 4.82% due 4/25/2030	22,337,000	22,449,557
	Series KJ46 Class A2, 4.796% due 10/25/2031	8,741,000	8,903,929
[a]	Series KJ47 Class A2, 5.43% due 6/25/2031	5,968,000	6,221,188
	Series KJ48 Class A2, 5.028% due 10/25/2031	15,306,000	15,749,662
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[a]	Series 2017-1 Class HA, 3.00% due 1/25/2056	3,753,071	3,484,430
[a]	Series 2017-3 Class HA, 3.25% due 7/25/2056	6,525,394	6,094,238
[a]	Series 2017-4 Class HT, 3.25% due 6/25/2057	6,448,636	5,730,733
[a]	Series 2018-1 Class HA, 3.00% due 5/25/2057	3,913,533	3,621,425
[a]	Series 2018-2 Class HA, 3.00% due 11/25/2057	8,569,989	8,055,200
	Series 2018-3 Class HA, 3.00% due 8/25/2057	10,339,482	9,551,569
[a]	Series 2018-3 Class MA, 3.50% due 8/25/2057	6,496,862	6,235,657

See notes to financial statements.	Semi-Annual Financial Statements | 117

Schedule of Investments, Continued

Thornburg Limited Term Income Fund  |  March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Series 2018-4 Class HA, 3.00% due 3/25/2058	$9,085,575	$8,238,858
	Series 2019-1 Class MA, 3.50% due 7/25/2058	17,177,602	16,413,587
	Series 2019-2 Class MA, 3.50% due 8/26/2058	18,280,855	17,348,397
	Series 2019-3 Class MA, 3.50% due 10/25/2058	8,297,376	7,935,068
	Series 2019-4 Class MA, 3.00% due 2/25/2059	14,275,942	13,170,027
	Series 2020-1 Class MA, 2.50% due 8/25/2059	2,313,882	2,135,196
	Series 2020-2 Class MA, 2.00% due 11/25/2059	17,414,267	15,675,760
	Series 2020-3 Class MA, 2.00% due 5/25/2060	10,161,178	9,101,590
	Series 2020-3 Class MT, 2.00% due 5/25/2060	3,365,142	2,676,251
	Series 2022-1 Class MTU, 3.25% due 11/25/2061	13,969,425	12,053,484
	Series 2024-1 Class MT, 3.00% due 11/25/2063	7,527,879	6,350,225
	Series 2024-2 Class MT, 3.50% due 5/25/2064	6,845,036	5,968,984
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RA6808, 3.00% due 2/1/2052	10,455,119	9,121,426
	Pool RA7021, 2.50% due 3/1/2052	21,165,242	17,640,645
	Pool RA7373, 3.00% due 5/1/2052	5,254,443	4,583,593
	Pool RB5077, 2.00% due 10/1/2040	23,006,011	19,758,823
	Pool SD1374, 3.00% due 3/1/2052	13,497,968	11,712,535
	Pool SD1852, 2.50% due 6/1/2051	41,393,572	34,475,528
	Pool SD4175, 2.50% due 6/1/2052	122,715,598	102,280,061
	Pool SD5171, 2.50% due 1/1/2054	15,367,696	12,808,550
	Pool SD5345, 2.50% due 4/1/2052	21,278,075	17,841,564
	Pool SD6509, 6.00% due 8/1/2054	17,464,639	17,805,023
	Pool SD8140, 2.00% due 4/1/2051	24,712,210	19,763,322
	Pool SD8189, 2.50% due 1/1/2052	13,060,370	10,891,850
	Pool SD8225, 3.00% due 7/1/2052	11,274,687	9,793,774
	Pool SD8367, 5.50% due 10/1/2053	6,124,152	6,122,651
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
	Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	865,943	766,957
	Series 2017-SC01 Class 1A, 3.00% due 12/25/2046	7,839,287	6,801,158
	Series 2017-SC02 Class 2A, 3.50% due 5/25/2047	473,419	416,696
	Federal National Mtg Assoc.,
[a]	Pool BH4523, 2.02% (5-Yr. CMT + 1.150%) due 4/1/2047	4,592,898	4,364,253
[a]	Pool BH4524, 2.562% (5-Yr. CMT + 1.150%) due 6/1/2046	9,098,430	8,670,185
[a]	Pool BM6929, 1.925% (2.13% - SOFR30A) due 7/1/2051	4,034,839	3,774,937
	Pool BM7067, 2.50% due 6/1/2051	3,161,194	2,602,454
	Pool BM7629, 1.50% due 9/1/2036	12,092,932	10,537,186
[a]	Pool BO9998, 2.747% (H15T1Y + 2.03%) due 3/1/2048	3,475,452	3,393,191
[a]	Pool BU9934, 1.838% (2.37% - SOFR30A) due 2/1/2052	8,303,001	7,322,466
	Pool BZ3061, 5.26% due 2/1/2030	18,830,000	19,244,211
[a]	Pool CB2214, 1.523% (2.20% - SOFR30A) due 11/1/2051	4,750,156	4,381,799
	Federal National Mtg Assoc., CMO REMIC,
[a]	Series 2009-17 Class AH, 0.485% due 3/25/2039	291,405	232,147
	Series 2012-129 Class LA, 3.50% due 12/25/2042	1,065,165	984,981
[a]	Series 2013-81 Class FW, 4.754% (SOFR30A + 0.41%) due 1/25/2043	2,523,215	2,484,972
	Series 2024-25 Class VB, 5.50% due 3/25/2035	10,403,671	10,587,577
	Series 2024-70 Class MP, 4.50% due 10/25/2054	15,003,170	14,640,020
	Federal National Mtg Assoc., Grantor Trust, CMO, Series 2017-T1 Class A, 2.898% due 6/25/2027	17,790,832	17,223,578
	Federal National Mtg Assoc., UMBS Collateral,
	Pool AE0704, 4.00% due 1/1/2026	111,234	110,625
	Pool AS9749, 4.00% due 6/1/2047	7,504	7,093
	Pool BM4324, 3.50% due 7/1/2033	1,660,571	1,621,101
	Pool BP9550, 2.50% due 7/1/2035	6,326	5,915
	Pool BP9589, 2.50% due 8/1/2035	518,352	484,717
	Pool BV4119, 2.50% due 3/1/2052	37,590,355	31,330,523
	Pool CB2301, 3.00% due 12/1/2051	28,327,996	24,576,334
	Pool CB3050, 2.50% due 3/1/2052	18,258,263	15,217,758
	Pool FS5447, 2.50% due 9/1/2052	39,278,935	32,830,254
	Pool FS6130, 2.50% due 7/1/2052	17,781,353	14,820,266
	Pool FS6157, 3.00% due 9/1/2052	115,916,646	100,731,641
	Pool FS6212, 1.50% due 5/1/2032	1,864,866	1,741,932
	Pool FS7577, 2.50% due 1/1/2054	21,599,172	18,002,313
	Pool FS7757, 2.50% due 2/1/2052	18,755,724	15,624,634

118 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Income Fund  |  March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Pool FS7879, 2.50% due 7/1/2052	$15,183,659	$12,636,967
	Pool FS9157, 2.00% due 5/1/2042	22,776,065	19,408,630
	Pool MA3465, 4.00% due 9/1/2038	2,645,848	2,572,747
	Pool MA4390, 2.00% due 7/1/2031	864,816	821,153
	Pool MA5138, 5.50% due 9/1/2053	4,350,936	4,355,090
	Pool MA5139, 6.00% due 9/1/2053	3,631,697	3,694,405
[a,c]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	1,072,983	987,232
	GCAT Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2019-NQM3 Class A1, 3.686% due 11/25/2059	2,462,891	2,394,023
[a,c]	Series 2021-CM1 Class A, 2.469% due 4/25/2065	6,214,304	5,925,872
[a,c]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	15,489,317	13,911,107
[a,c]	Series 2021-NQM4 Class A1, 1.093% due 8/25/2066	10,692,373	8,484,653
	Government National Mtg Assoc., CMBS, Series 2023-104 Class AD, 4.00% due 1/16/2065	23,004,109	21,628,494
[a,b,c]	Greystone Commercial Real Estate Notes Ltd., CMBS, Series 2021-FL3 Class A, 5.454% (TSFR1M + 1.13%) due 7/15/2039	8,412,057	8,391,030
	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2020-PJ2 Class B3, 3.53% due 7/25/2050	4,893,717	4,217,958
[a,c]	Series 2023-CCM1 Class A1, 6.65% due 8/25/2053	9,575,956	9,613,959
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2023-PJ2 Class A4, 5.50% due 5/25/2053	3,350,202	3,324,670
[a,c]	Series 2024-RPL2 Class A1, 3.75% due 7/25/2061	4,701,334	4,533,752
[a,c]	Series 2024-RPL4 Class A1, 3.90% due 9/25/2061	3,836,041	3,704,077
	Harvest Commercial Capital Loan Trust, CMBS, Series 2024-1 Class A, 6.164% due 10/25/2056	15,090,388	15,619,492
[a,c]	HOMES Trust, Whole Loan Securities Trust CMO, Series 2024-NQM1 Class A1, 5.915% due 7/25/2069	4,187,011	4,211,887
	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2022-1 A Class A1, 5.082% due 7/25/2067	4,716,362	4,676,079
[a,c]	Series 2024-RRTL2 Class A1, 5.989% due 9/25/2039	9,700,000	9,726,518
[a,c]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 2.943% due 12/10/2041	5,870,000	5,326,085
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2021-NQM3 Class A1, 1.595% due 11/25/2056	13,747,352	11,746,213
[a,c]	Series 2021-NQM4 Class A1, 2.091% due 1/25/2057	18,239,291	15,740,215
[a,c]	Series 2022-NQM1 Class A1, 2.493% due 2/25/2067	30,521,831	27,518,703
[a,c]	Series 2022-NQM2 Class A1, 3.638% due 3/25/2067	19,017,999	17,974,936
[a,c]	Series 2022-NQM4 Class A1, 4.767% due 6/25/2067	23,242,976	23,144,144
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2014-IVR3 Class B4, 6.54% due 9/25/2044	1,785,298	1,792,762
[a,c]	Series 2018-3 Class B2, 3.704% due 9/25/2048	2,220,675	2,000,329
[a,c]	Series 2018-6 Class B2, 3.897% due 12/25/2048	905,307	826,785
[a,c]	Series 2019-5 Class B3, 4.459% due 11/25/2049	7,463,725	6,999,390
[a,c]	Series 2019-HYB1 Class B3, 4.953% due 10/25/2049	5,256,043	5,194,414
[a,c]	Series 2019-INV2 Class B3A, 3.712% due 2/25/2050	8,737,478	7,676,147
[a,c]	Series 2021-LTV2 Class A1, 2.52% due 5/25/2052	30,895,355	25,476,619
[a,c]	Series 2022- LTV1 Class A1, 3.25% due 7/25/2052	11,730,424	10,015,236
[a,c]	Series 2022-2 Class A6A, 2.50% due 8/25/2052	26,137,978	23,819,101
[a,c]	Series 2022-DSC1 Class A1, 4.75% due 1/25/2063	7,597,477	7,402,809
[a,c]	Series 2025-CCM1 Class A4, 5.50% due 6/25/2055	15,722,612	15,592,815
[a,c]	LEX Mortgage Trust, CMBS, Series 2024-BBG Class A, 4.874% due 10/13/2033	3,740,000	3,713,056
[c]	Manhattan West Mortgage Trust, CMBS, Series 2020-1MW Class A, 2.13% due 9/10/2039	3,697,000	3,446,832
[a]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 5.584% due 8/25/2034	87,837	82,768
[a,c]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	724,935	710,787
	MFA Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2020-NQM3 Class A1, 1.014% due 1/26/2065	1,955,689	1,813,388
[a,c]	Series 2021-AEI1 Class A4, 2.50% due 8/25/2051	14,703,869	12,922,017
[a,c]	Series 2021-INV1 Class A1, 0.852% due 1/25/2056	1,717,004	1,601,164
[a,c]	Series 2021-INV2 Class A1, 1.906% due 11/25/2056	18,912,909	16,350,913
[a,c]	Series 2022-CHM1 Class A1, 4.875% due 9/25/2056	15,822,475	15,552,818
[a,c]	Series 2022-INV1 Class A3, 4.25% due 4/25/2066	4,995,000	4,388,506
[a,c]	Series 2022-NQM1 Class A3, 4.20% due 12/25/2066	13,129,000	11,337,131
[a,c]	Series 2022-NQM2 Class A1, 4.00% due 5/25/2067	5,179,443	4,962,270
[a,c]	Series 2024-RPL1 Class A1, 4.25% due 2/25/2066	9,498,866	9,030,223
[a,c]	Mill City Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2023-NQM1 Class A1, 6.05% due 10/25/2067	11,726,886	11,734,460
[a,c]	Mill City Securities Ltd., Whole Loan Securities Trust CMO, Series 2024-RS1 Class A1, 3.00% due 11/1/2069	7,917,865	7,356,416
	Morgan Stanley Bank of America Merrill Lynch Trust, CMBS, Series 2015-C22 Class A4, 3.306% due 4/15/2048	645,629	642,098
[c]	Morgan Stanley Capital I Trust, CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	7,832,850	8,103,027

See notes to financial statements.	Semi-Annual Financial Statements | 119

Schedule of Investments, Continued

Thornburg Limited Term Income Fund  |  March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

[a]	Morgan Stanley Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 4.00% due 6/25/2064	$14,249,532	$13,833,748
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2017-2A Class A3, 4.00% due 3/25/2057	2,252,550	2,183,592
[a,c]	Series 2017-3A Class A1, 4.00% due 4/25/2057	2,748,733	2,643,455
[a,c]	Series 2017-4A Class A1, 4.00% due 5/25/2057	3,069,393	2,936,161
[a,c]	Series 2017-5A Class A1, 5.935% (TSFR1M + 1.61%) due 6/25/2057	204,475	206,748
[a,c]	Series 2017-6A Class A1, 4.00% due 8/27/2057	1,318,580	1,273,021
[a,c]	Series 2018-1A Class A1A, 4.00% due 12/25/2057	1,616,230	1,567,322
[a,c]	Series 2018-2A Class A1, 4.50% due 2/25/2058	2,717,178	2,676,359
[a,c]	Series 2018-RPL1 Class A1, 3.50% due 12/25/2057	1,670,775	1,611,566
[a,c]	Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	34,576,361	32,070,994
[a,c]	Series 2024-RPL1 Class A, 3.80% due 1/25/2064	23,334,151	22,011,102
[a,c]	Series 2024-RTL1 Class A1, 6.664% due 3/25/2039	7,600,000	7,677,076
[c]	NYC Commercial Mortgage Trust, CMBS, Series 2021-909 Class A, 2.941% due 4/10/2043	4,900,000	4,138,713
[a,c]	NYMT Loan Trust, Whole Loan Securities Trust CMO, Series 2024-BPL2 Class A1, 6.509% due 5/25/2039	8,675,000	8,771,725
	OBX Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2021-NQM4 Class A1, 1.957% due 10/25/2061	22,887,492	19,234,717
[a,c]	Series 2024-NQM11 Class A1, 5.875% due 6/25/2064	3,989,348	4,011,902
[c]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	18,455,652	16,473,515
[a,c]	PRET Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 3.90% due 10/25/2063	3,319,744	3,170,298
	PRKCM Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2021-AFC1 Class A1, 1.51% due 8/25/2056	25,344,068	21,132,441
[a,c]	Series 2021-AFC2 Class A1, 2.071% due 11/25/2056	14,597,727	12,571,227
[a,c]	Series 2024-HOME1 Class A1, 6.431% due 5/25/2059	11,242,315	11,384,299
[a,c]	PRPM LLC, Whole Loan Securities Trust CMO, Series 2024-RPL2 Class A1, 3.50% due 5/25/2054	13,211,979	12,704,451
[a,c]	PRPM Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A1, 4.40% due 4/25/2067	27,691,455	27,571,896
[a,c]	Radian Mortgage Capital Trust, Whole Loan Securities Trust CMO, Series 2024-J2 Class A16, 5.50% due 3/25/2055	10,139,518	10,056,382
	RAMP Trust, Whole Loan Securities Trust CMO, Series 2003-SL1 Class A31, 7.125% due 4/25/2031	167,649	167,234
	Rate Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2022-J1 Class A9, 2.50% due 1/25/2052	44,304,033	38,460,584
[a,c]	Series 2024-J4 Class A5, 5.50% due 12/25/2054	18,486,947	18,471,605
[a,c]	RCKT Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class B3, 3.473% due 2/25/2050	2,952,313	2,596,425
[c]	ROCK Trust, CMBS, Series 2024-CNTR Class A, 5.388% due 11/13/2041	7,700,000	7,757,750
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO,
	Series 2019-2 Class A1C, 2.75% due 9/25/2029	13,092,616	12,446,033
	Series 2019-3 Class A1C, 2.75% due 11/25/2029	2,117,518	2,010,235
	Series 2020-2 Class A1C, 2.00% due 9/25/2030	18,812,783	17,272,725
	Series 2020-2 Class A1D, 1.75% due 9/25/2030	25,293,354	23,063,830
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[a]	Series 2013-6 Class B4, 3.526% due 5/25/2043	716,584	553,404
[a]	Series 2013-7 Class B4, 3.503% due 6/25/2043	408,200	315,066
[a,c]	Series 2023-3 Class A1, 6.00% due 9/25/2053	3,503,911	3,522,698
[a,c]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.584% (TSFR1M + 1.26%) due 5/15/2038	7,172,000	7,082,798
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2019-3 Class A1, 2.703% due 9/25/2059	43,252	42,908
[a,c]	Series 2019-3 Class A3, 3.082% due 9/25/2059	75,162	74,635
[a,c]	Series 2020-2 Class A1, 1.381% due 5/25/2065	6,905,880	6,279,658
[a,c]	Series 2020-2 Class A2, 1.587% due 5/25/2065	1,346,712	1,232,454
[a,c]	Series 2020-2 Class A3, 1.895% due 5/25/2065	459,782	424,149
[a,c]	Series 2021-2 Class A1, 1.737% due 12/25/2061	13,155,017	10,965,192
[a,c]	Shellpoint Asset Funding Trust, Whole Loan Securities Trust CMO, Series 2013-1 Class A1, 3.75% due 7/25/2043	750,027	713,707
[a,c,d]	SKY Trust, CMBS, Series 2025-LINE Class A, 6.915% (TSFR1M + 2.59%) due 4/15/2030	5,900,000	5,885,250
[c]	SLG Office Trust, CMBS, Series 2021-OVA Class A, 2.585% due 7/15/2041	13,752,000	11,824,621
[a,c]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2021-5 Class A1, 1.92% due 9/25/2066	20,225,876	16,836,471
[a]	Structured Asset Securities Corp., Mortgage Pass-Through Certificates, Whole Loan Securities Trust CMO, Series 2003-9A Class 2A2, 6.009% due 3/25/2033	240,253	239,376
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2018-1 Class A1, 3.00% due 1/25/2058	132,924	130,823
[a,c]	Series 2018-2 Class A1, 3.25% due 3/25/2058	6,026,531	5,919,324
[a,c]	Series 2018-6 Class A1A, 3.75% due 3/25/2058	3,509,262	3,466,894
[a,c]	Series 2025-R1 Class A1, 4.00% due 11/27/2057	17,940,982	15,889,187
[a,c]	TRK Trust, Whole Loan Securities Trust CMO, Series 2022-INV2 Class A1, 4.35% due 6/25/2057	20,099,410	19,539,684

120 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Income Fund  |  March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Verus Securitization Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2020-1 Class M1, 3.021% due 1/25/2060	$5,000,000	$4,493,464
[a,c]	Series 2021-R1 Class A1, 0.82% due 10/25/2063	3,208,682	3,073,284
	Vista Point Securitization Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2020-1 Class A3, 3.201% due 3/25/2065	6,916,219	6,791,909
[a,c]	Series 2020-2 Class A1, 1.475% due 4/25/2065	5,753,229	5,470,479
[a,c]	WB Commercial Mortgage Trust, CMBS, Series 2024-HQ Class A, 5.541% due 3/15/2040	4,050,000	4,069,149
[a,c]	WinWater Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2015-3 Class B4, 3.836% due 3/20/2045	938,342	860,926
	TOTAL MORTGAGE BACKED (Cost $2,344,522,556)		2,279,983,789

	ASSET BACKED SECURITIES — 13.4%

	AUTO RECEIVABLES — 3.2%
	ACM Auto Trust,
[c]	Series 2023-2A Class A, 7.97% due 6/20/2030	526,658	527,747
[c]	Series 2024-1A Class A, 7.71% due 1/21/2031	2,822,497	2,827,678
[c]	American Credit Acceptance Receivables Trust, Series 2023-4 Class B, 6.63% due 2/14/2028	6,519,000	6,540,317
[c]	Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A Class A, 6.46% due 4/17/2028	1,950,279	1,966,981
	BOF URSA VI Funding Trust I,
[c]	Series 2023-CAR1 Class B, 6.029% due 10/27/2031	1,454,337	1,466,417
[c]	Series 2023-CAR2 Class A2, 5.542% due 10/27/2031	2,799,812	2,813,736
[c]	Series 2023-CAR2 Class B, 6.029% due 10/27/2031	3,799,672	3,822,284
[c]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	5,759,096	5,843,233
	Carvana Auto Receivables Trust,
[c]	Series 2020-N1A Class E, 5.20% due 7/15/2027	9,216,468	9,201,243
[c]	Series 2023-N1 Class A, 6.36% due 4/12/2027	381,527	381,712
[c]	Series 2023-N3 Class A, 6.41% due 9/10/2027	930,139	933,224
[c]	Series 2023-N4 Class A, 6.42% due 1/10/2028	11,252,457	11,320,400
	CPS Auto Receivables Trust,
[c]	Series 2022-A Class D, 2.84% due 4/16/2029	1,135,000	1,119,515
[c]	Series 2022-C Class C, 5.28% due 4/15/2030	1,553,821	1,554,454
[c]	Series 2023-D Class B, 6.78% due 3/15/2028	16,500,000	16,648,009
[c]	Series 2024-C Class A, 5.88% due 2/15/2028	7,224,020	7,254,074
	Exeter Automobile Receivables Trust,
	Series 2022-3A Class C, 5.30% due 9/15/2027	1,380,534	1,381,308
	Series 2022-5A Class C, 6.51% due 12/15/2027	2,169,831	2,179,293
[c]	FHF Issuer Trust, Series 2024-3A Class A2, 4.94% due 11/15/2030	5,325,000	5,336,102
	FHF Trust,
[c]	Series 2021-2A Class A, 0.83% due 12/15/2026	358,161	357,005
[c]	Series 2023-1A Class A2, 6.57% due 6/15/2028	1,927,631	1,941,524
[c]	Flagship Credit Auto Trust, Series 2021-4 Class B, 1.49% due 2/15/2027	644,829	643,708
	GLS Auto Receivables Issuer Trust,
[c]	Series 2021-4A Class C, 1.94% due 10/15/2027	477,810	477,037
[c]	Series 2021-4A Class D, 2.48% due 10/15/2027	22,852,000	22,424,388
[c]	Series 2022-2A Class D, 6.15% due 4/17/2028	8,705,000	8,796,671
[a,c]	Kinetic Advantage Master Owner Trust, Series 2024-1A Class A, 6.999% (SOFR30A + 2.65%) due 11/15/2027	15,673,000	15,736,786
	Lendbuzz Securitization Trust,
[c]	Series 2022-1A Class A, 4.22% due 5/17/2027	2,582,931	2,569,294
[c]	Series 2023-2A Class A2, 7.09% due 10/16/2028	2,336,528	2,369,146
[c]	Series 2024-3A Class A2, 4.97% due 10/15/2029	7,142,145	7,138,099
[c]	Lobel Automobile Receivables Trust, Series 2023-2 Class A, 7.59% due 4/16/2029	6,637,459	6,663,427
[c]	OneMain Direct Auto Receivables Trust, Series 2022-1A Class A1, 4.65% due 3/14/2029	2,758,934	2,753,111
	Research-Driven Pagaya Motor Asset Trust,
[c]	Series 2023-3A Class A, 7.13% due 1/26/2032	9,474,677	9,544,280
[c]	Series 2023-4A Class A, 7.54% due 3/25/2032	5,649,621	5,711,775
[c]	SAFCO Auto Receivables Trust, Series 2024-1A Class A, 6.51% due 3/20/2028	2,028,225	2,036,147
	Santander Drive Auto Receivables Trust,
	Series 2022-7 Class B, 5.95% due 1/17/2028	6,097,000	6,119,260
	Series 2023-5 Class A2, 6.31% due 7/15/2027	701,606	702,086
	Tricolor Auto Securitization Trust,
[c]	Series 2024-2A Class A, 6.36% due 12/15/2027	3,628,694	3,646,158
[c]	Series 2024-3A Class A, 5.22% due 6/15/2028	2,646,961	2,646,558
[c]	United Auto Credit Securitization Trust, Series 2024-1 Class A, 6.17% due 8/10/2026	480,719	480,897

See notes to financial statements.	Semi-Annual Financial Statements | 121

Schedule of Investments, Continued

Thornburg Limited Term Income Fund  |  March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

[c]	Veros Auto Receivables Trust, Series 2024-1 Class A, 6.28% due 11/15/2027	$5,870,810	$5,902,084
[c]	Westlake Automobile Receivables Trust, Series 2022-2A Class D, 5.48% due 9/15/2027	9,520,000	9,557,005
			201,334,173

	CREDIT CARD — 0.5%
[c]	Brex Commercial Charge Card Master Trust, Series 2024-1 Class A1, 6.05% due 7/15/2027	8,627,000	8,720,084
[c]	Continental Finance Credit Card ABS Master Trust, Series 2024-A Class A, 5.78% due 12/15/2032	10,000,000	10,076,550
[c]	Mercury Financial Credit Card Master Trust, Series 2024-2A Class A, 6.56% due 7/20/2029	9,800,000	9,895,242
[c]	Mission Lane Credit Card Master Trust, Series 2023-B Class A, 7.69% due 11/15/2028	5,000,000	5,044,649
			33,736,525

	OTHER ASSET BACKED — 6.9%
[c]	AFG ABS I LLC, Series 2023-1 Class A2, 6.30% due 9/16/2030	3,092,549	3,103,377
	AMCR ABS Trust,
[c]	Series 2023-1A Class A, 7.66% due 1/21/2031	82,229	82,228
[c]	Series 2024-A Class A, 6.26% due 8/18/2031	6,307,849	6,333,508
[c]	Amur Equipment Finance Receivables X LLC, Series 2022-1A Class A2, 1.64% due 10/20/2027	2,123,894	2,115,223
	Aqua Finance Trust,
[c]	Series 2020-AA Class A, 1.90% due 7/17/2046	6,490,363	5,897,773
[c]	Series 2020-AA Class C, 3.97% due 7/17/2046	5,395,030	5,155,155
[c]	Series 2021-A Class A, 1.54% due 7/17/2046	6,505,074	6,044,565
[c]	Auxilior Term Funding LLC, Series 2023-1A Class A2, 6.18% due 12/15/2028	1,850,050	1,866,816
[c]	CFMT Issuer Trust, Series 2021-GRN1 Class A, 1.10% due 3/20/2041	2,561,356	2,522,086
	ClickLease Equipment Receivables Trust,
[c]	Series 2024-1 Class A, 6.86% due 2/15/2030	1,138,828	1,140,843
[c]	Series 2024-1 Class B, 7.34% due 2/15/2030	1,215,000	1,223,113
[c]	CP EF Asset Securitization I LLC, Series 2022-1A Class A, 5.96% due 4/15/2030	609,053	609,288
[c]	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C Class A, 6.05% due 1/20/2031	7,192,000	7,317,527
[c]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	13,300,000	13,155,620
[c]	Dext ABS LLC, Series 2023-2 Class A2, 6.56% due 5/15/2034	2,318,807	2,339,297
[c]	Diamond Infrastructure Funding LLC, Series 2021-1A Class A, 1.76% due 4/15/2049	36,000,000	34,103,909
[c]	Diamond Issuer LLC, Series 2021-1A Class A, 2.305% due 11/20/2051	27,894,000	26,258,274
[b,c]	ECAF I Ltd., Series 2015-1A Class A2, 4.947% due 6/15/2040	2,021,804	1,683,127
[c]	EverBright Solar Trust, Series 2024-A Class A, 6.43% due 6/22/2054	8,758,827	8,690,208
	Foundation Finance Trust,
[c]	Series 2019-1A Class B, 4.22% due 11/15/2034	982,757	975,582
[c]	Series 2020-1A Class A, 3.54% due 7/16/2040	1,203,935	1,196,235
[c]	Series 2020-1A Class B, 4.62% due 7/16/2040	3,000,000	2,965,772
[c]	Series 2021-1A Class A, 1.27% due 5/15/2041	8,970,362	8,328,361
[c]	Series 2021-2A Class A, 2.19% due 1/15/2042	6,035,863	5,650,765
	FREED ABS Trust,
[c]	Series 2022-3FP Class D, 7.36% due 8/20/2029	8,394,681	8,436,991
[c]	Series 2022-4FP Class D, 7.40% due 12/18/2029	1,753,771	1,766,886
	Goldman Home Improvement Trust Issuer Trust,
[c]	Series 2021-GRN2 Class A, 1.15% due 6/25/2051	4,000,036	3,851,861
[c]	Series 2022-GRN1 Class A, 4.50% due 6/25/2052	2,497,716	2,481,464
[c]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	14,875,809	12,398,969
	GoodLeap Sustainable Home Solutions Trust,
[c]	Series 2021-3CS Class A, 2.10% due 5/20/2048	13,302,069	10,095,599
[c]	Series 2021-4GS Class A, 1.93% due 7/20/2048	12,562,410	9,148,257
[c]	Series 2021-5CS Class A, 2.31% due 10/20/2048	7,286,689	5,650,577
[a,c]	Gracie Point International Funding LLC, Series 2023-2A Class A, 6.674% (SOFR90A + 2.25%) due 3/1/2027	1,535,143	1,537,683
[c]	GreenSky Home Improvement Issuer Trust, Series 2024-2 Class A2, 5.25% due 10/27/2059	5,381,671	5,387,705
[c]	GreenSky Home Improvement Trust, Series 2024-1 Class A2, 5.88% due 6/25/2059	5,680,626	5,709,143
[a,c]	Harvest SBA Loan Trust, Series 2024-1 Class A, 6.684% (SOFR30A + 2.25%) due 12/25/2051	4,772,251	4,805,093
	HERO Funding Trust,
[c]	Series 2015-1A Class A, 3.84% due 9/21/2040	1,733,759	1,603,397
[c]	Series 2017-2A Class A1, 3.28% due 9/20/2048	368,413	326,073
	Hilton Grand Vacations Trust,
[c]	Series 2019-AA Class A, 2.34% due 7/25/2033	1,873,403	1,839,944
[c]	Series 2020-AA Class A, 2.74% due 2/25/2039	413,037	401,772
[c]	HIN Timeshare Trust, Series 2020-A Class A, 1.39% due 10/9/2039	2,121,045	1,998,565
[c]	InStar Leasing III LLC, Series 2021-1A Class A, 2.30% due 2/15/2054	8,191,341	7,571,772
[c]	LendingPoint Asset Securitization Trust, Series 2022-B Class A, 4.77% due 10/15/2029	146,843	146,784

122 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Income Fund  |  March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	LendingPoint Pass-Through Trust,
[c]	Series 2022-ST1 Class A, 2.50% due 3/15/2028	$428,869	$428,173
[c]	Series 2022-ST3 Class A, 4.00% due 5/15/2028	1,145,620	1,143,633
[c]	LL ABS Trust, Series 2022-2A Class C, 8.40% due 5/15/2030	1,535,384	1,542,314
[c]	Loanpal Solar Loan Ltd., Series 2021-1GS Class A, 2.29% due 1/20/2048	19,326,879	15,646,864
[c]	Marlette Funding Trust, Series 2022-2A Class C, 6.14% due 8/15/2032	5,807,940	5,816,823
[c]	Momnt Technologies Trust, Series 2023-1A Class A, 6.92% due 3/20/2045	1,931,652	1,966,915
	Mosaic Solar Loan Trust,
[c]	Series 2019-1A Class A, 4.37% due 12/21/2043	845,966	786,201
[c]	Series 2020-1A Class A, 2.10% due 4/20/2046	2,793,131	2,495,145
[c]	NMEF Funding LLC, Series 2022-A Class C, 3.86% due 10/16/2028	2,750,000	2,714,346
	Oportun Issuance Trust,
[c]	Series 2021-C Class A, 2.18% due 10/8/2031	10,618,220	10,377,861
[c]	Series 2022-3 Class C, 10.147% due 1/8/2030	4,533,162	4,540,582
[c]	Series 2022-A Class A, 5.05% due 6/9/2031	7,429,513	7,425,424
[c]	Pagaya AI Debt Selection Trust, Series 2021-HG1 Class A, 1.22% due 1/16/2029	393,972	390,055
	Pagaya AI Debt Trust,
[c]	Series 2022-2 Class B, 6.63% due 1/15/2030	2,916,808	2,920,437
[a,c]	Series 2023-5 Class AB, 7.625% due 4/15/2031	327,597	327,991
[c]	Series 2023-5 Class C, 9.099% due 4/15/2031	3,749,968	3,800,965
[c]	Series 2023-7 Class B, 7.549% due 7/15/2031	543,619	545,437
[c]	Series 2024-1 Class A, 6.66% due 7/15/2031	1,123,913	1,135,053
[c]	PowerPay Issuance Trust, Series 2024-1A Class A, 6.53% due 2/18/2039	4,829,973	4,930,476
	Prosper Marketplace Issuance Trust,
[c]	Series 2023-1A Class A, 7.06% due 7/16/2029	17,995	17,995
[c]	Series 2023-1A Class B, 7.48% due 7/16/2029	700,000	702,206
[c]	Series 2024-1A Class A, 6.12% due 8/15/2029	1,835,379	1,839,620
	Reach ABS Trust,
[c]	Series 2024-2A Class A, 5.88% due 7/15/2031	4,414,670	4,436,429
[c]	Series 2025-1A Class A, 4.96% due 8/16/2032	13,147,107	13,131,830
[c]	Republic Finance Issuance Trust, Series 2021-A Class A, 2.30% due 12/22/2031	8,918,667	8,826,948
[c]	Retained Vantage Data Centers Issuer LLC, Series 2023-1A Class A2A, 5.00% due 9/15/2048	12,300,000	12,149,295
[c]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	8,049,236	7,758,032
[c]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	11,067,999	10,437,971
[c]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	12,915,000	12,671,590
[c]	Stack Infrastructure Issuer LLC, Series 2021-1A Class A2, 1.877% due 3/26/2046	7,500,000	7,266,928
[c]	Sunnova Hestia I Issuer LLC, Series 2023-GRID1 Class 1A, 5.75% due 12/20/2050	8,886,448	8,968,113
[c]	Sunnova Hestia II Issuer LLC, Series 2024-GRID1 Class 1A, 5.63% due 7/20/2051	9,144,836	9,185,149
[c]	Tesla Sustainable Energy Trust, Series 2024-1A Class A2, 5.08% due 6/21/2050	8,380,000	8,428,609
[c]	Theorem Funding Trust, Series 2022-2A Class A, 6.06% due 12/15/2028	1,343,018	1,344,053
[c]	Upgrade Receivables Trust, Series 2024-1A Class A, 5.37% due 2/18/2031	6,066,719	6,072,730
	Upstart Pass-Through Trust,
[c]	Series 2021-ST4 Class A, 2.00% due 7/20/2027	314,426	310,910
[c]	Series 2021-ST5 Class A, 2.00% due 7/20/2027	274,067	269,899
	Upstart Securitization Trust,
[c]	Series 2023-1 Class B, 8.35% due 2/20/2033	611,158	614,818
[c]	Series 2023-3 Class A, 6.90% due 10/20/2033	3,368,790	3,386,695
[c]	Series 2024-1 Class A, 5.33% due 11/20/2034	4,568,018	4,568,192
	Upstart Structured Pass-Through Trust,
[c]	Series 2022-1A Class A, 3.40% due 4/15/2030	1,760,290	1,757,440
[c]	Series 2022-4A Class B, 8.54% due 11/15/2030	2,722,393	2,740,530
			429,737,864

	STUDENT LOAN — 2.8%
[c]	Ascent Education Funding Trust, Series 2024-A Class A, 6.14% due 10/25/2050	8,428,212	8,643,279
	College Ave Student Loans LLC,
[a,c]	Series 2021-A Class A1, 5.535% (TSFR1M + 1.21%) due 7/25/2051	6,057,180	6,026,371
[c]	Series 2021-A Class A2, 1.60% due 7/25/2051	1,400,735	1,263,781
[a,c]	Series 2021-C Class A1, 5.335% (TSFR1M + 1.01%) due 7/26/2055	10,659,325	10,420,433
	Commonbond Student Loan Trust,
[c]	Series 18-CGS Class A1, 3.87% due 2/25/2046	1,171,172	1,124,378
[c]	Series 2020-1 Class A, 1.69% due 10/25/2051	7,996,766	7,250,544

See notes to financial statements.	Semi-Annual Financial Statements | 123

Schedule of Investments, Continued

Thornburg Limited Term Income Fund | March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

[c]	Series 2021-AGS Class A, 1.20% due 3/25/2052	$8,562,373	$7,205,831
[c]	Series 2021-BGS Class A, 1.17% due 9/25/2051	7,876,260	6,866,957
[c]	MPOWER Education Trust, Series 2024-A Class A, 6.78% due 7/22/2041	7,957,892	8,216,117
	Navient Private Education Refi Loan Trust,
[a,c]	Series 2019-D Class A2B, 5.484% (TSFR1M + 1.16%) due 12/15/2059	5,466,056	5,456,981
[c]	Series 2021-A Class A, 0.84% due 5/15/2069	2,105,088	1,900,864
[c]	Series 2022-BA Class A, 4.16% due 10/15/2070	16,271,014	15,813,060
	Navient Student Loan Trust,
[a]	Series 2014-1 Class A3, 4.964% (SOFR30A + 0.62%) due 6/25/2031	2,743,832	2,683,979
[a,c]	Series 2019-BA Class A2B, 5.414% (TSFR1M + 1.09%) due 12/15/2059	719,461	717,804
	Nelnet Student Loan Trust,
[a,c]	Series 2013-1A Class A, 5.054% (SOFR30A + 0.71%) due 6/25/2041	1,772,613	1,749,038
[a,c]	Series 2015-2A Class A2, 5.054% (SOFR30A + 0.71%) due 9/25/2042	13,348,519	13,127,833
[a,c]	Series 2015-3A Class A2, 5.054% (SOFR30A + 0.71%) due 2/27/2051	558,569	557,081
[a,c]	Series 2021-CA Class AFL, 5.174% (TSFR1M + 0.85%) due 4/20/2062	7,610,019	7,561,775
[a,c]	Series 2021-DA Class AFL, 5.124% (TSFR1M + 0.80%) due 4/20/2062	10,812,785	10,745,609
[a,b,c]	Prodigy Finance DAC, Series 2021-1A Class A, 5.685% (TSFR1M + 1.36%) due 7/25/2051	1,069,948	1,071,968
	SLM Student Loan Trust,
[a]	Series 2011-2 Class A2, 5.654% (SOFR30A + 1.31%) due 10/25/2034	5,085,337	5,113,761
[a]	Series 2013-6 Class A3, 5.104% (SOFR30A + 0.76%) due 6/26/2028	17,333,366	17,143,495
	SMB Private Education Loan Trust,
[a,c]	Series 2017-B Class A2B, 5.184% (TSFR1M + 0.86%) due 10/15/2035	256,322	255,746
[a,c]	Series 2021-D Class A1B, 5.034% (TSFR1M + 0.71%) due 3/17/2053	4,692,857	4,643,991
[a,c]	Series 2021-E Class A1B, 5.064% (TSFR1M + 0.74%) due 2/15/2051	13,598,027	13,458,189
[a,c]	SoFi Alternative Trust, Series 2019-C Class PT, 2.109% due 1/25/2045	10,853,687	10,747,652
[a,c]	Towd Point Asset Trust, Series 2021-SL1 Class A2, 5.134% (TSFR1M + 0.81%) due 11/20/2061	2,781,722	2,776,164
			172,542,681
	TOTAL ASSET BACKED SECURITIES (Cost $858,503,035)		837,351,243

	CORPORATE BONDS — 32.0%

	AUTOMOBILES & COMPONENTS — 0.6%
	Automobiles — 0.6%
[a]	American Honda Finance Corp., 4.978% (SOFR + 0.62%) due 12/11/2026	13,942,000	13,941,861
	Hyundai Capital America,
[c]	1.80% due 10/15/2025	3,353,000	3,298,312
[c]	3.00% due 2/10/2027	1,455,000	1,409,386
[c]	4.85% due 3/25/2027	5,000,000	5,002,150
[c]	5.30% due 3/19/2027	2,000,000	2,019,460
[c]	5.45% due 6/24/2026	4,100,000	4,134,686
[c]	Volkswagen Group of America Finance LLC, 5.05% due 3/27/2028	7,926,000	7,923,860
			37,729,715
	BANKS — 1.1%
	Banks — 1.1%
[a,b,c]	DNB Bank ASA, 5.896% (SOFRINDX + 1.95%) due 10/9/2026	7,500,000	7,545,675
	FNB Corp., 5.15% due 8/25/2025	5,748,000	5,745,011
[a]	Morgan Stanley Bank NA, 5.016% (SOFR + 0.91%) due 1/12/2029	3,740,000	3,783,870
[a,b,c]	NBK SPC Ltd., 1.625% (SOFR + 1.05%) due 9/15/2027	13,033,000	12,438,565
	Santander Holdings USA, Inc.,
	3.244% due 10/5/2026	4,023,000	3,930,551
	3.45% due 6/2/2025	4,453,000	4,446,588
[b,c]	Sumitomo Mitsui Trust Bank Ltd., 5.65% due 3/9/2026	3,800,000	3,841,496
	Synchrony Bank, 5.40% due 8/22/2025	7,250,000	7,255,800
[a]	U.S. Bancorp, 5.775% (SOFR + 2.02%) due 6/12/2029	5,381,000	5,548,887
	Wells Fargo & Co.,
[a]	3.908% (SOFR + 1.32%) due 4/25/2026	8,792,000	8,786,021
[a]	4.808% (SOFR + 1.98%) due 7/25/2028	3,448,000	3,459,034
			66,781,498

124 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Income Fund | March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	CAPITAL GOODS — 0.1%
	Machinery — 0.1%
	Regal Rexnord Corp., 6.05% due 2/15/2026	$4,906,000	$4,945,052
			4,945,052
	COMMERCIAL & PROFESSIONAL SERVICES — 0.6%
	Commercial Services & Supplies — 0.6%
	Element Fleet Management Corp.,
[b,c]	5.643% due 3/13/2027	4,400,000	4,472,864
[b,c]	6.271% due 6/26/2026	11,400,000	11,604,744
[b,c]	6.319% due 12/4/2028	3,422,000	3,596,522
	Quanta Services, Inc., 4.75% due 8/9/2027	3,500,000	3,505,285
[c]	UL Solutions, Inc., 6.50% due 10/20/2028	12,800,000	13,461,760
			36,641,175
	ENERGY — 2.1%
	Oil, Gas & Consumable Fuels — 2.1%
[c]	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	9,092,000	9,013,809
[c]	El Paso Natural Gas Co. LLC, 3.50% due 2/15/2032	4,068,000	3,606,974
[c]	Florida Gas Transmission Co. LLC, 2.30% due 10/1/2031	2,934,000	2,465,704
	Galaxy Pipeline Assets Bidco Ltd.,
[b,c]	1.75% due 9/30/2027	8,349,580	8,047,493
[b,c]	2.16% due 3/31/2034	18,540,329	16,300,472
[b,c,e,f]	Gazprom PJSC via Gaz Finance plc, 3.50% due 7/14/2031	32,475,000	20,213,414
[c]	Gray Oak Pipeline LLC, 3.45% due 10/15/2027	12,955,000	12,489,397
[b,c]	Greensaif Pipelines Bidco SARL, 5.853% due 2/23/2036	4,160,000	4,209,379
[c]	Midwest Connector Capital Co. LLC, 4.625% due 4/1/2029	13,090,000	12,983,447
[b,c]	SA Global Sukuk Ltd., 4.25% due 10/2/2029	24,040,000	23,561,604
[c]	South Bow USA Infrastructure Holdings LLC, 4.911% due 9/1/2027	2,000,000	2,001,220
[b,c]	TMS Issuer SARL, 5.78% due 8/23/2032	10,700,000	10,994,571
[c]	Whistler Pipeline LLC, 5.40% due 9/30/2029	6,985,000	7,041,369
			132,928,853
	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.4%
	Diversified REITs — 1.4%
	American Tower Corp., 4.90% due 3/15/2030	10,000,000	10,049,600
[c]	American Tower Trust #1, 3.652% due 3/15/2048	8,015,000	7,754,005
	Crown Castle, Inc.,
	2.90% due 3/15/2027	2,750,000	2,656,912
	4.90% due 9/1/2029	6,181,000	6,151,084
	Realty Income Corp., 5.05% due 1/13/2026	6,146,000	6,143,173
	SBA Tower Trust,
[c]	1.631% due 5/15/2051	26,000,000	24,690,604
[c]	1.84% due 4/15/2027	8,140,000	7,665,817
[c]	4.831% due 10/15/2029	6,480,000	6,424,747
[c]	6.599% due 11/15/2052	7,950,000	8,149,478
	Vornado Realty LP, 2.15% due 6/1/2026	7,000,000	6,751,710
			86,437,130
	FINANCIAL SERVICES — 4.6%
	Capital Markets — 2.1%
[b,c]	Abu Dhabi Developmental Holding Co. PJSC, 5.375% due 5/8/2029	15,500,000	15,876,030
	Ares Capital Corp., 3.25% due 7/15/2025	9,335,000	9,299,900
	Blue Owl Credit Income Corp., 3.125% due 9/23/2026	19,056,000	18,425,056
	Blue Owl Technology Finance Corp.,
[c]	3.75% due 6/17/2026	12,276,000	11,988,496
[c]	4.75% due 12/15/2025	25,494,000	25,349,449
[c]	GTP Acquisition Partners I LLC, Series 2015-2 Class A, 3.482% due 6/15/2050	9,700,000	9,658,678
	Hercules Capital, Inc.,
	2.625% due 9/16/2026	14,120,000	13,570,450
	3.375% due 1/20/2027	7,458,000	7,186,305

See notes to financial statements.	Semi-Annual Financial Statements | 125

Schedule of Investments, Continued

Thornburg Limited Term Income Fund | March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Main Street Capital Corp.,
	3.00% due 7/14/2026	$14,195,000	$13,762,762
	6.50% due 6/4/2027	3,000,000	3,061,260
	Financial Services — 2.5%
	Antares Holdings LP,
[c]	2.75% due 1/15/2027	7,360,000	7,002,525
[c]	3.95% due 7/15/2026	14,391,000	14,111,383
	Bank of America Corp.,
[a]	1.319% (SOFR + 1.15%) due 6/19/2026	6,665,000	6,617,345
[a]	4.948% (SOFR + 2.04%) due 7/22/2028	6,007,000	6,054,395
	BNP Paribas SA,
[a,b,c]	2.219% (SOFR + 2.07%) due 6/9/2026	3,500,000	3,482,500
[a,b,c]	2.591% (SOFR + 1.23%) due 1/20/2028	3,650,000	3,513,454
[a]	Charles Schwab Corp., 5.41% (SOFRINDX + 1.05%) due 3/3/2027	18,833,000	19,005,322
	Citigroup, Inc.,
[a]	1.122% (SOFR + 0.77%) due 1/28/2027	1,332,000	1,293,625
[a]	1.462% (SOFR + 0.77%) due 6/9/2027	7,328,000	7,057,450
[a]	3.106% (SOFR + 2.84%) due 4/8/2026	4,265,000	4,262,910
	3.40% due 5/1/2026	2,425,000	2,396,603
[a]	4.786% (SOFR + 0.87%) due 3/4/2029	5,912,000	5,923,115
[a,b]	Deutsche Bank AG, 2.552% (SOFR + 1.32%) due 1/7/2028	4,940,000	4,751,341
[a]	Goldman Sachs Group, Inc., 5.178% (SOFR + 0.82%) due 9/10/2027	10,881,000	10,887,093
	HSBC Holdings plc,
[a,b]	1.645% (SOFR + 1.54%) due 4/18/2026	3,025,000	3,020,644
[a,b]	4.583% (TSFR3M + 1.80%) due 6/19/2029	3,000,000	2,973,030
[a,b]	5.286% (SOFR + 1.29%) due 11/19/2030	6,100,000	6,165,453
[a,b]	5.887% (SOFR + 1.57%) due 8/14/2027	6,500,000	6,601,400
	JPMorgan Chase & Co.,
[a]	1.04% (TSFR3M + 0.70%) due 2/4/2027	4,690,000	4,552,771
[a]	3.54% (TSFR3M + 1.64%) due 5/1/2028	3,040,000	2,979,048
[a]	4.08% (SOFR + 1.32%) due 4/26/2026	5,500,000	5,495,710
[a,b]	Mitsubishi UFJ Financial Group, Inc., 5.017% (H15T1Y + 1.95%) due 7/20/2028	3,285,000	3,315,222
[a,b,c]	Societe Generale SA, 6.446% (H15T1Y + 2.55%) due 1/10/2029	4,933,000	5,111,476
[b]	Sumitomo Mitsui Financial Group, Inc., 3.04% due 7/16/2029	11,650,000	10,891,818
	UBS Group AG,
[a,b,c]	1.494% (H15T1Y + 0.85%) due 8/10/2027	7,121,000	6,821,776
[a,b,c]	6.373% (SOFR + 3.34%) due 7/15/2026	4,300,000	4,319,307
			286,785,102
	FOOD, BEVERAGE & TOBACCO — 1.4%
	Beverages — 0.5%
[b,c]	Becle SAB de CV, 2.50% due 10/14/2031	28,038,000	22,665,078
	Constellation Brands, Inc., 5.00% due 2/2/2026	5,767,000	5,763,367
	Huntington Ingalls Industries, Inc., 3.483% due 12/1/2027	2,640,000	2,559,691
	Food Products — 0.4%
	Flowers Foods, Inc., 5.75% due 3/15/2035	18,750,000	18,918,563
[c]	Mars, Inc., 4.80% due 3/1/2030	9,865,000	9,925,275
	Tobacco — 0.5%
	BAT Capital Corp.,
	3.215% due 9/6/2026	4,632,000	4,543,158
	5.35% due 8/15/2032	10,000,000	10,052,800
[b,c]	Imperial Brands Finance plc, 5.50% due 2/1/2030	16,500,000	16,856,400
			91,284,332
	HEALTH CARE EQUIPMENT & SERVICES — 0.9%
	Health Care Equipment & Supplies — 0.2%
[b,c]	Olympus Corp., 2.143% due 12/8/2026	14,061,000	13,489,842
	Health Care Providers & Services — 0.7%
	Centene Corp., 4.625% due 12/15/2029	4,906,000	4,700,635
[c]	Highmark, Inc., 1.45% due 5/10/2026	20,542,000	19,759,555

126 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Income Fund | March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Laboratory Corp. of America Holdings,
	1.55% due 6/1/2026	$4,855,000	$4,690,318
	4.55% due 4/1/2032	13,906,000	13,527,618
			56,167,968
	INSURANCE — 6.9%
	Insurance — 6.9%
[c]	American National Group, Inc., 6.144% due 6/13/2032	25,662,000	26,027,170
[b,c]	Ascot Group Ltd., 4.25% due 12/15/2030	12,308,000	10,638,420
[c]	Belrose Funding Trust, 2.33% due 8/15/2030	9,685,000	8,443,286
	Brighthouse Financial Global Funding,
[c]	1.55% due 5/24/2026	7,538,000	7,270,627
[c]	2.00% due 6/28/2028	10,733,000	9,785,169
	Brown & Brown, Inc., 5.65% due 6/11/2034	9,676,000	9,833,235
	CNO Global Funding,
[c]	1.75% due 10/7/2026	9,414,000	9,006,374
[c]	4.875% due 12/10/2027	6,850,000	6,864,385
[b,c]	DaVinciRe Holdings Ltd., 4.75% due 5/1/2025	11,510,000	11,502,518
[b]	Enstar Group Ltd., 3.10% due 9/1/2031	10,476,000	9,044,978
	Equitable Financial Life Global Funding,
[c]	1.00% due 1/9/2026	8,665,000	8,437,544
[c]	1.40% due 7/7/2025 - 8/27/2027	16,048,000	15,632,987
[c]	1.80% due 3/8/2028	6,800,000	6,287,892
[c]	5.00% due 3/27/2030	3,000,000	3,010,800
	F&G Global Funding,
[c]	1.75% due 6/30/2026	16,912,000	16,310,440
[c]	2.00% due 9/20/2028	6,795,000	6,133,303
[c]	2.30% due 4/11/2027	11,752,000	11,186,494
[b,c]	Fidelis Insurance Holdings Ltd., 4.875% due 6/30/2030	17,531,000	16,778,920
	Fidelity National Financial, Inc.,
	2.45% due 3/15/2031	8,797,000	7,579,935
	3.40% due 6/15/2030	3,720,000	3,427,794
	First American Financial Corp.,
	2.40% due 8/15/2031	2,261,000	1,909,075
	4.00% due 5/15/2030	4,316,000	4,114,400
[c]	Fortitude Group Holdings LLC, 6.25% due 4/1/2030	3,785,000	3,828,073
	GA Global Funding Trust,
[c]	1.625% due 1/15/2026	1,940,000	1,891,985
[c]	2.25% due 1/6/2027	6,479,000	6,209,798
[c]	3.85% due 4/11/2025	12,460,000	12,455,639
[c]	Global Atlantic Fin Co., 4.40% due 10/15/2029	5,200,000	5,021,640
	Horace Mann Educators Corp.,
	4.50% due 12/1/2025	6,533,000	6,511,506
	7.25% due 9/15/2028	2,952,000	3,187,658
	Jackson National Life Global Funding,
[c]	5.25% due 4/12/2028	8,153,000	8,259,723
[c]	5.50% due 1/9/2026	12,660,000	12,717,223
	Mercury General Corp., 4.40% due 3/15/2027	2,901,000	2,853,569
	Mutual of Omaha Cos Global Funding,
[c]	5.35% due 4/9/2027	13,420,000	13,606,672
[c]	5.45% due 12/12/2028	7,740,000	7,954,321
[a,c]	New York Life Global Funding, 4.838% (SOFR + 0.48%) due 6/9/2026	22,760,000	22,787,995
[c]	NLG Global Funding, 5.40% due 1/23/2030	17,659,000	17,962,205
[a,c]	Pacific Life Global Funding II, 4.98% (SOFR + 0.62%) due 6/4/2026	10,530,000	10,554,851
[c]	Protective Life Corp., 3.40% due 1/15/2030	6,698,000	6,309,516
[c]	Protective Life Global Funding, 1.17% due 7/15/2025	4,000,000	3,960,160
	Reliance Standard Life Global Funding II,
[c]	1.512% due 9/28/2026	10,762,000	10,236,061
[c]	5.243% due 2/2/2026	17,412,000	17,448,391
	RGA Global Funding,
[c]	2.70% due 1/18/2029	4,515,000	4,217,055
[c]	5.448% due 5/24/2029	6,000,000	6,153,780
[c]	5.50% due 1/11/2031	4,148,000	4,266,550

See notes to financial statements.	Semi-Annual Financial Statements | 127

Schedule of Investments, Continued

Thornburg Limited Term Income Fund | March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

[c]	Sammons Financial Group, Inc., 4.45% due 5/12/2027	$7,950,000	$7,898,405
	Stewart Information Services Corp., 3.60% due 11/15/2031	22,401,000	19,992,220
	Willis North America, Inc., 4.65% due 6/15/2027	4,541,000	4,542,317
			430,053,059
	MATERIALS — 1.0%
	Chemicals — 0.4%
[c]	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 4.75% due 5/15/2030	1,988,000	1,986,589
[b,c]	Ma’aden Sukuk Ltd., 5.25% due 2/13/2030	17,475,000	17,694,311
[b,e,f,g]	Phosagro OAO Via Phosagro Bond Funding DAC, 3.05% due 1/23/2025	2,525,000	1,871,656
	Containers & Packaging — 0.5%
[c]	Amcor Flexibles North America, Inc., 5.10% due 3/17/2030	4,935,000	4,979,563
[c]	Graphic Packaging International LLC, 1.512% due 4/15/2026	6,873,000	6,632,308
[c]	Sealed Air Corp., 1.573% due 10/15/2026	4,312,000	4,102,825
[c]	Silgan Holdings, Inc., 1.40% due 4/1/2026	15,334,000	14,795,623
	Metals & Mining — 0.1%
[b,c,e,f]	Metalloinvest Finance DAC, 3.375% due 10/22/2028	12,700,000	6,207,379
[b,c]	POSCO, 5.625% due 1/17/2026	2,400,000	2,417,352
			60,687,606
	MEDIA & ENTERTAINMENT — 0.2%
	Media — 0.2%
	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.65% due 2/1/2034	14,750,000	15,288,965
			15,288,965
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.5%
	Biotechnology — 0.3%
	Amgen, Inc., 5.507% due 3/2/2026	7,240,000	7,241,013
	Bio-Rad Laboratories, Inc., 3.30% due 3/15/2027	2,320,000	2,262,882
	Illumina, Inc.,
	4.65% due 9/9/2026	2,634,000	2,632,815
	5.80% due 12/12/2025	5,600,000	5,631,248
	Pharmaceuticals — 0.2%
[c]	Bayer U.S. Finance II LLC, 4.25% due 12/15/2025	1,750,000	1,741,233
	Viatris, Inc., 2.30% due 6/22/2027	9,885,000	9,304,849
			28,814,040
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
	Semiconductors & Semiconductor Equipment — 0.6%
	Microchip Technology, Inc., 4.25% due 9/1/2025	10,634,000	10,608,479
[c]	Qorvo, Inc., 3.375% due 4/1/2031	14,210,000	12,456,912
[b,c]	SK Hynix, Inc., 1.50% due 1/19/2026	10,200,000	9,942,450
	Skyworks Solutions, Inc., 1.80% due 6/1/2026	6,434,000	6,198,387
			39,206,228
	SOFTWARE & SERVICES — 2.0%
	Information Technology Services — 0.9%
	Block Financial LLC, 2.50% due 7/15/2028	10,392,000	9,625,070
[c]	Booz Allen Hamilton, Inc., 3.875% due 9/1/2028	5,000,000	4,755,400
	DXC Technology Co., 2.375% due 9/15/2028	18,253,000	16,649,839
[b]	Genpact Luxembourg SARL/Genpact USA, Inc., 1.75% due 4/10/2026	5,335,000	5,166,948
	Global Payments, Inc., 1.20% due 3/1/2026	3,534,000	3,423,775
	Kyndryl Holdings, Inc., 2.05% due 10/15/2026	7,614,000	7,318,196
[c]	Wipro IT Services LLC, 1.50% due 6/23/2026	10,647,000	10,247,737
	Internet Software & Services — 0.5%
	Prosus NV,
[b,c]	3.061% due 7/13/2031	7,816,000	6,736,845
[b,c]	3.257% due 1/19/2027	6,400,000	6,202,752
[b,c]	4.193% due 1/19/2032	13,254,000	12,085,527
	VeriSign, Inc., 5.25% due 6/1/2032	4,286,000	4,322,560

128 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Income Fund | March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Software — 0.6%
[c]	Infor LLC, 1.75% due 7/15/2025	$12,382,000	$12,252,113
[c]	MSCI, Inc., 4.00% due 11/15/2029	6,850,000	6,543,805
[b,c]	Open Text Corp., 6.90% due 12/1/2027	17,723,000	18,345,254
	VMware LLC, 4.50% due 5/15/2025	4,543,000	4,540,456
			128,216,277
	TECHNOLOGY HARDWARE & EQUIPMENT — 1.0%
	Electronic Equipment, Instruments & Components — 0.8%
	Avnet, Inc., 6.25% due 3/15/2028	3,938,000	4,074,727
	CDW LLC/CDW Finance Corp.,
	3.25% due 2/15/2029	9,124,000	8,537,144
	4.25% due 4/1/2028	4,760,000	4,669,751
	TD SYNNEX Corp., 1.75% due 8/9/2026	27,306,000	26,171,709
	Vontier Corp., 1.80% due 4/1/2026	5,272,000	5,111,520
	Technology Hardware, Storage & Peripherals — 0.2%
	Dell International LLC/EMC Corp., 6.02% due 6/15/2026	3,432,000	3,476,204
	HP, Inc., 2.20% due 6/17/2025	1,469,000	1,460,039
	NetApp, Inc., 5.50% due 3/17/2032	9,933,000	10,011,868
			63,512,962
	TELECOMMUNICATION SERVICES — 0.5%
	Diversified Telecommunication Services — 0.3%
[b,c]	NBN Co. Ltd., 1.45% due 5/5/2026	20,000,000	19,362,600
	Wireless Telecommunication Services — 0.2%
	T-Mobile USA, Inc.,
	2.25% due 2/15/2026	4,275,000	4,188,773
	5.125% due 5/15/2032	5,750,000	5,786,628
			29,338,001
	UTILITIES — 6.5%
	Electric Utilities — 5.9%
	AEP Texas, Inc.,
	5.40% due 6/1/2033	4,350,000	4,376,578
	Series I, 2.10% due 7/1/2030	8,375,000	7,310,872
[c]	Alliant Energy Finance LLC, 1.40% due 3/15/2026	5,240,000	5,066,189
	Ameren Corp., 5.375% due 3/15/2035	7,400,000	7,382,314
	Appalachian Power Co.,
	3.40% due 6/1/2025	3,000,000	2,991,960
	Series AA, 2.70% due 4/1/2031	5,750,000	5,086,565
	Arizona Public Service Co., 5.70% due 8/15/2034	4,517,000	4,606,437
	Avangrid, Inc., 3.20% due 4/15/2025	10,395,000	10,386,684
	Black Hills Corp., 2.50% due 6/15/2030	5,490,000	4,867,489
[c]	Caledonia Generating LLC, 1.95% due 2/28/2034	15,544,543	13,522,537
	CenterPoint Energy, Inc., 5.40% due 6/1/2029	12,000,000	12,266,520
	Comision Federal de Electricidad,
[b,c]	3.348% due 2/9/2031	8,740,000	7,449,015
[b]	5.00% due 9/29/2036	16,732,800	14,839,484
	Connecticut Light & Power Co., 4.95% due 8/15/2034	4,066,000	4,027,739
	Dominion Energy, Inc.,
	5.00% due 6/15/2030	2,708,000	2,722,054
	5.45% due 3/15/2035	4,704,000	4,704,000
	Series B, 3.60% due 3/15/2027	8,076,000	7,934,912
	DTE Energy Co.,
	4.875% due 6/1/2028	3,477,000	3,497,862
	5.20% due 4/1/2030	3,508,000	3,552,832
	5.85% due 6/1/2034	6,458,000	6,672,793
	Duke Energy Progress LLC, 5.05% due 3/15/2035	14,800,000	14,721,264
	Electricite de France SA,
[b,c]	5.65% due 4/22/2029	9,878,000	10,179,477
[b,c]	5.75% due 1/13/2035	13,500,000	13,691,295

See notes to financial statements.	Semi-Annual Financial Statements | 129

Schedule of Investments, Continued

Thornburg Limited Term Income Fund | March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Enel Finance International NV,
[b,c]	1.625% due 7/12/2026	$9,500,000	$9,149,830
[b,c]	2.125% due 7/12/2028	8,844,000	8,133,119
[b,c]	2.50% due 7/12/2031	3,049,000	2,616,652
	Entergy Mississippi LLC, 3.25% due 12/1/2027	4,727,000	4,580,747
	Entergy Texas, Inc.,
	1.50% due 9/1/2026	8,640,000	8,273,664
	3.45% due 12/1/2027	9,000,000	8,708,580
	Evergy Kansas Central, Inc., 4.70% due 3/13/2028	4,940,000	4,956,944
	Evergy Missouri West, Inc.,
[c]	5.15% due 12/15/2027	9,711,000	9,849,673
[c]	5.65% due 6/1/2034	6,650,000	6,806,607
	Exelon Corp., 5.125% due 3/15/2031	8,250,000	8,337,285
	FirstEnergy Pennsylvania Electric Co.,
[c]	5.15% due 3/30/2026	980,000	985,704
[c]	5.20% due 4/1/2028	1,475,000	1,496,756
	FirstEnergy Transmission LLC,
	4.55% due 1/15/2030	2,585,000	2,552,481
	5.00% due 1/15/2035	4,735,000	4,640,868
	Interstate Power & Light Co., 4.95% due 9/30/2034	4,747,000	4,629,702
	ITC Holdings Corp.,
[c]	2.95% due 5/14/2030	1,883,000	1,718,350
[c]	4.95% due 9/22/2027	12,703,000	12,793,064
[c]	5.65% due 5/9/2034	14,000,000	14,252,560
[c]	Jersey Central Power & Light Co., 4.30% due 1/15/2026	5,914,000	5,885,849
[c]	Liberty Utilities Co., 5.577% due 1/31/2029	5,240,000	5,361,673
[c]	Liberty Utilities Finance GP 1, 2.05% due 9/15/2030	9,518,000	8,180,721
[c]	New York State Electric & Gas Corp., 3.25% due 12/1/2026	9,234,000	9,036,485
	NextEra Energy Capital Holdings, Inc., 5.749% due 9/1/2025	7,416,000	7,444,181
[c]	NorthWestern Corp., 5.073% due 3/21/2030	14,345,000	14,452,014
[c]	Oncor Electric Delivery Co. LLC, 5.35% due 4/1/2035	4,890,000	4,946,284
	Public Service Enterprise Group, Inc., 4.90% due 3/15/2030	4,903,000	4,925,848
	Puget Energy, Inc.,
	2.379% due 6/15/2028	2,734,000	2,540,159
	4.10% due 6/15/2030	2,616,000	2,496,632
[c]	5.725% due 3/15/2035	5,000,000	4,991,450
	Tucson Electric Power Co., 5.20% due 9/15/2034	5,985,000	5,946,696
	Wisconsin Power & Light Co., 5.375% due 3/30/2034	4,510,000	4,563,940
	Gas Utilities — 0.6%
[c]	Brooklyn Union Gas Co., 3.407% due 3/10/2026	12,511,000	12,337,097
[c]	KeySpan Gas East Corp., 5.994% due 3/6/2033	8,132,000	8,337,415
	Southwest Gas Corp.,
	4.05% due 3/15/2032	3,024,000	2,827,470
	5.80% due 12/1/2027	4,828,000	4,961,108
	Spire, Inc., 5.30% due 3/1/2026	12,844,000	12,916,440
			408,490,920
	TOTAL CORPORATE BONDS (Cost $2,052,909,197)		2,003,308,883

	LONG-TERM MUNICIPAL BONDS — 0.1%
	Canadian County Educational Facilities Authority (Mustang Public Schools Project) ISD, Series B, 5.50% due 9/1/2031	5,035,000	5,256,867
	TOTAL LONG-TERM MUNICIPAL BONDS (Cost $5,035,000)		5,256,867

	PREFERRED STOCK — 0.6%

	FINANCIAL SERVICES — 0.6%
	Capital Markets — 0.6%
[g]	Calamos Strategic Total Return Fund, 6.24% due 9/9/2029	370,000	9,227,800
[a,g]	Gabelli Dividend & Income Trust, Series J, 4.50% due 3/26/2028	1,162	27,706,728
			36,934,528
	TOTAL PREFERRED STOCK (Cost $38,269,196)		36,934,528

130 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Income Fund | March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	SHORT-TERM INVESTMENTS — 9.9%
[h]	Thornburg Capital Management Fund	62,010,830	$620,108,304
	TOTAL SHORT-TERM INVESTMENTS (Cost $620,108,304)		620,108,304

	TOTAL INVESTMENTS — 100.0% (Cost $6,380,129,740)		$6,259,253,397

	LIABILITIES NET OF OTHER ASSETS — (0.0)%		(184,896)

	NET ASSETS — 100.0%		$6,259,068,501

Footnote Legend

a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule.

The rates shown are those in effect on March 31, 2025.

b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $3,116,944,104, representing 49.80% of the Fund’s net assets.
d	When-issued security.
e	Bond in default.
f	Non-income producing.
g	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
h	Investment in Affiliates.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities	REMIC	Real Estate Mortgage Investment Conduit
CMBS	Commercial Mortgage-Backed Securities	SOFR	Secured Overnight Financing Rate
CMO	Collateralized Mortgage Obligation	SOFR30A	Secured Overnight Financing Rate 30-Day Average
CMT	Constant Maturity Rate	SOFR90A	Secured Overnight Financing Rate 90-Day Average
DAC	Designated Activity Company	SOFRINDX	Secured Overnight Financing Rate Index
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year	TSFR1M	Term SOFR 1 Month
ISD	Independent School District	TSFR3M	Term SOFR 3 Month
Mtg	Mortgage	UMBS	Uniform Mortgage Backed Securities

See notes to financial statements.	Semi-Annual Financial Statements | 131

Schedule of Investments

Thornburg Core Plus Bond Fund | March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	U.S. TREASURY SECURITIES — 25.8%
	U.S. Treasury Bonds, 2.25% due 8/15/2046	$915,000	$615,195
	U.S. Treasury Inflation-Indexed Bonds,
	1.50% due 2/15/2053	635,734	528,752
	2.125% due 2/15/2054	2,845,892	2,729,055
	U.S. Treasury Inflation-Indexed Notes,
	1.125% due 1/15/2033	778,348	745,420
	1.75% due 1/15/2034	741,859	740,410
	U.S. Treasury Notes,
	1.125% due 8/15/2040	3,525,000	2,208,633
	1.375% due 11/15/2040	2,245,000	1,459,250
	1.75% due 8/15/2041	4,287,000	2,904,443
	1.875% due 11/15/2051	295,000	169,625
	2.375% due 2/15/2042	1,403,000	1,041,508
	3.875% due 8/15/2033	1,347,000	1,320,270
	4.00% due 2/15/2034	1,625,000	1,603,164
	4.25% due 2/15/2054	905,000	852,821
	4.375% due 5/15/2034	5,800,000	5,878,844
	4.50% due 11/15/2033	4,237,000	4,338,953
	U.S. Treasury Strip Coupon,
	4.859% due 5/15/2044	7,930,000	3,161,829
	4.931% due 11/15/2040	6,375,000	3,058,630
	5.007% due 11/15/2041	4,775,000	2,168,091
	5.073% due 2/15/2043	4,125,000	1,751,443
	6.351% due 11/15/2036	1,000,000	595,526
	9.909% due 11/15/2048	875,000	281,706
	TOTAL U.S. TREASURY SECURITIES (Cost $37,692,440)		38,153,568

	U.S. GOVERNMENT AGENCIES — 0.7%
[a,b,c]	Farm Credit Bank of Texas, Series 4, 5.70% (5-Yr. CMT + 5.420%) due 9/15/2025	465,000	461,061
	Federal Home Loan Banks, 2.90% due 2/18/2037	625,000	515,188
	TOTAL U.S. GOVERNMENT AGENCIES (Cost $969,165)		976,249

	OTHER GOVERNMENT — 1.4%
[a]	Albania Government International Bonds (EUR), 5.90% due 6/9/2028	200,000	225,966
[a,d]	Corp. Financiera de Desarrollo SA, 5.95% due 4/30/2029	250,000	256,280
	Dominican Republic Central Bank Notes (DOP), 12.00% due 10/3/2025	9,080,000	143,524
	Dominican Republic International Bonds (DOP),
	9.75% due 6/5/2026	8,000,000	126,655
[a]	10.75% due 6/1/2036	8,000,000	131,160
	Egypt Government Bonds (EGP), Series 3Y, 23.865% due 6/4/2027	8,000,000	160,965
[a,d]	Finance Department Government of Sharjah, 4.00% due 7/28/2050	250,000	162,098
[a]	Finance Department Government of Sharjah (EUR), 4.625% due 1/17/2031	150,000	160,451
	New Zealand Government Bonds (NZD), 3.50% due 4/14/2033	274,000	145,906
[a]	Republic of Uzbekistan International Bonds (UZS), 15.50% due 2/25/2028	2,500,000,000	193,242
	U.K. Gilts (GBP), 4.125% due 7/22/2029	253,000	325,701
	TOTAL OTHER GOVERNMENT (Cost $2,028,244)		2,031,948

	MORTGAGE BACKED — 30.5%
	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2021-G Class A, 4.875% due 6/25/2061	472,158	465,472
[a,c]	Series 2023-B Class A, 4.25% due 10/25/2062	535,240	522,547
[a,c]	Series 2023-C Class A1, 3.50% due 5/25/2063	515,438	485,090
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2022-1 Class A1, 2.881% due 12/25/2066	106,058	97,378
[a,c]	Series 2024-3 Class A1, 4.80% due 11/26/2068	176,764	174,232
	Barclays Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2021-NPL1 Class A, 2.00% due 11/25/2051	290,935	289,306
[a,c]	Series 2022-RPL1 Class A, 4.25% due 2/25/2028	350,885	346,119

132 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Core Plus Bond Fund | March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2021-NQM3 Class A1, 1.699% due 4/25/2060	$33,892	$31,178
[a,c]	Series 2022-NQM3 Class A1, 5.108% due 7/25/2062	71,215	70,779
[a,c]	Series 2024-NQM4 Class A1A, 4.35% due 1/25/2060	316,434	308,112
[a]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	400,000	359,903
	CHNGE Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2022-1 Class A1, 3.007% due 1/25/2067	93,386	88,106
[a,c]	Series 2023-1 Class A1, 7.065% due 3/25/2058	213,777	215,581
[a,c]	CIM Trust, Whole Loan Securities Trust CMO, Series 2024-R1 Class A1, 4.75% due 6/25/2064	429,795	422,669
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2021-INV2 Class A3A, 2.50% due 5/25/2051	74,640	60,984
[a,c]	Series 2021-J2 Class A7A, 2.50% due 7/25/2051	287,833	251,597
[a]	Cogent Ipv4 LLC, CMBS, Series 2024-1A Class A2, 7.924% due 5/25/2054	250,000	260,645
[a]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	485,000	505,677
	Cross Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2023-H1 Class A1, 6.615% due 3/25/2068	308,404	311,234
[a,c]	Series 2024-H4 Class A1, 6.147% due 7/25/2069	276,310	278,801
[a]	CSMC Trust, CMBS, Series 2020-WEST Class A, 3.04% due 2/15/2035	340,000	289,922
	CSMC Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2021-AFC1 Class A1, 0.83% due 3/25/2056	46,470	37,590
[a,c]	Series 2022-ATH2 Class A1, 4.547% due 5/25/2067	104,455	104,004
[a]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	400,000	360,488
[a,c]	FARM Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 4.712% due 10/1/2053	299,291	285,429
[c]	Federal Home Loan Mtg Corp., Pool 841463, 2.157% (2.18% - SOFR30A) due 7/1/2052	104,455	93,114
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 5461 Class PA, 4.50% due 8/25/2054	556,722	542,422
	Series 5469 Class QA, 4.50% due 11/25/2054	407,023	398,196
[c]	Series 5502 Class FH, 5.74% (SOFR30A + 1.40%) due 2/25/2055	358,089	359,963
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS,
[c]	Series K-154 Class A2, 4.35% due 1/25/2033	107,000	105,560
	Series KJ46 Class A2, 4.796% due 10/25/2031	32,000	32,596
[c]	Series KJ47 Class A2, 5.43% due 6/25/2031	22,000	22,933
	Series KJ48 Class A2, 5.028% due 10/25/2031	56,000	57,623
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
	Series 2024-1 Class MT, 3.00% due 11/25/2063	484,002	408,285
	Series 2024-2 Class MT, 3.50% due 5/25/2064	605,113	527,668
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RA6665, 3.00% due 2/1/2052	1,144,942	993,310
	Pool SD8140, 2.00% due 4/1/2051	408,558	326,740
	Pool SD8206, 3.00% due 4/1/2052	1,411,178	1,226,150
	Pool SD8213, 3.00% due 5/1/2052	1,101,368	955,890
	Pool SD8225, 3.00% due 7/1/2052	186,467	161,975
	Pool SD8244, 4.00% due 9/1/2052	1,126,457	1,050,502
	Federal National Mtg Assoc.,
	Pool BL8603, 2.07% due 10/1/2050	461,727	322,962
[c]	Pool BM7277, 1.971% (2.07% - SOFR30A) due 8/1/2051	108,411	96,766
[c]	Pool BM7341, 2.423% (RFUCCT1Y + 1.61%) due 12/1/2050	506,442	464,787
	Pool BS1289, 2.17% due 3/1/2051	472,343	321,978
	Federal National Mtg Assoc., CMO REMIC,
	Series 2024-25 Class VB, 5.50% due 3/25/2035	327,837	333,632
	Series 2024-70 Class MP, 4.50% due 10/25/2054	562,594	548,976
	Federal National Mtg Assoc., UMBS Collateral,
	Pool BV4119, 2.50% due 3/1/2052	617,099	514,335
	Pool CB0199, 3.00% due 4/1/2051	399,461	346,558
	Pool CB1134, 2.50% due 7/1/2051	1,991,843	1,657,759
	Pool CB2301, 3.00% due 12/1/2051	465,183	403,576
	Pool CB2399, 2.50% due 12/1/2051	544,657	454,941
	Pool CB2404, 2.50% due 12/1/2051	296,674	246,976
	Pool CB2665, 3.00% due 1/1/2052	262,700	227,909
	Pool FM8761, 2.50% due 9/1/2051	751,338	625,452
	Pool FS0957, 3.00% due 3/1/2052	492,593	428,064
	Pool FS2676, 3.00% due 6/1/2052	328,555	285,043
	Pool FS4862, 2.50% due 10/1/2051	267,562	222,825

See notes to financial statements.	Semi-Annual Financial Statements | 133

Schedule of Investments, Continued

Thornburg Core Plus Bond Fund | March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Pool FS4919, 2.50% due 5/1/2053	$369,933	$308,329
	Pool FS7059, 3.00% due 7/1/2052	527,071	458,309
	Pool FS7065, 3.00% due 3/1/2053	2,829,390	2,458,083
	Pool FS7879, 2.50% due 7/1/2052	1,028,693	856,154
	Pool FS9157, 2.00% due 5/1/2042	645,950	550,447
	Pool MA4399, 2.50% due 8/1/2051	330,248	275,927
	Pool MA4548, 2.50% due 2/1/2052	1,853,262	1,546,882
	Pool MA4578, 2.50% due 4/1/2052	2,017,185	1,679,132
	Pool MA4599, 3.00% due 5/1/2052	2,186,824	1,897,720
	Pool MA4730, 3.00% due 9/1/2052	455,050	395,227
	Pool MA5442, 4.50% due 8/1/2054	1,164,941	1,114,431
	GCAT Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2021-CM1 Class A, 2.469% due 4/25/2065	71,232	67,926
[a,c]	Series 2023-INV1 Class A1, 6.00% due 8/25/2053	240,249	240,704
[a,c]	Series 2023-NQM4 Class A1, 4.25% due 5/25/2067	414,728	387,908
[a,c]	Glebe Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 8.099% due 11/29/2028	289,995	290,698
	Government National Mtg Assoc., CMBS, Series 2023-104 Class AD, 4.00% due 1/16/2065	63,941	60,118
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2024-RPL2 Class A1, 3.75% due 7/25/2061	174,787	168,557
[a,c]	Series 2024-RPL4 Class A1, 3.90% due 9/25/2061	438,485	423,401
	Harvest Commercial Capital Loan Trust, CMBS, Series 2024-1 Class A, 6.164% due 10/25/2056	314,404	325,427
[a,c]	HOMES Trust, Whole Loan Securities Trust CMO, Series 2024-NQM1 Class A1, 5.915% due 7/25/2069	387,035	389,334
	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2022-1 A Class A1, 5.082% due 7/25/2067	161,142	159,766
[a,c]	Series 2024-RRTL2 Class A1, 5.989% due 9/25/2039	300,000	300,820
[a,c]	Series 2024-RTL1 Class A1, 7.12% due 7/25/2029	325,000	327,087
[a,c]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 2.943% due 12/10/2041	250,000	226,835
[a,c]	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-NQM4 Class A1, 4.767% due 6/25/2067	92,381	91,988
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2021-1 Class A3A, 2.00% due 6/25/2051	355,028	277,113
[a,c]	Series 2021-INV6 Class A2, 3.00% due 4/25/2052	72,841	62,165
[a,c]	LEX Mortgage Trust, CMBS, Series 2024-BBG Class A, 4.874% due 10/13/2033	410,000	407,046
[a]	Manhattan West Mortgage Trust, CMBS, Series 2020-1MW Class A, 2.13% due 9/10/2039	350,000	326,316
	MFA Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2021-INV2 Class A1, 1.906% due 11/25/2056	66,736	57,696
[a,c]	Series 2022-NQM2 Class A1, 4.00% due 5/25/2067	401,013	384,199
[c]	Series 2024-NPL1 Class A1, 6.33% due 9/25/2054	401,300	401,854
[a,c]	Series 2024-RPL1 Class A1, 4.25% due 2/25/2066	443,784	421,889
[a,c]	Mill City Securities Ltd., Whole Loan Securities Trust CMO, Series 2024-RS1 Class A1, 3.00% due 11/1/2069	583,197	541,843
[a]	Morgan Stanley Capital I Trust, CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	297,450	307,710
[a,c]	Morgan Stanley Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2024-NQM1 Class A1, 6.152% due 12/25/2068	159,435	160,698
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	102,913	95,456
[a,c]	Series 2024-RPL1 Class A, 3.80% due 1/25/2064	347,234	327,546
[a,c]	NMLT Trust, Whole Loan Securities Trust CMO, Series 2021-INV1 Class A1, 1.185% due 5/25/2056	56,213	47,660
[a,c]	NYMT Loan Trust, Whole Loan Securities Trust CMO, Series 2024-BPL2 Class A1, 6.509% due 5/25/2039	325,000	328,624
	OBX Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2022-NQM5 Class A1, 4.31% due 5/25/2062	93,567	92,903
[a,c]	Series 2024-NQM11 Class A1, 5.875% due 6/25/2064	378,300	380,439
[a]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	280,000	249,928
[a,c]	OSAT Trust, Whole Loan Securities Trust CMO, Series 2021-RPL1 Class A1, 5.116% due 5/25/2065	230,053	229,640
[a,c]	PRET LLC, Whole Loan Securities Trust CMO, Series 2021-RN3 Class A1, 4.843% due 9/25/2051	288,386	287,114
[a,c]	PRET Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 3.90% due 10/25/2063	167,274	159,744
[a,c]	PRKCM Trust, Whole Loan Securities Trust CMO, Series 2024-HOME1 Class A1, 6.431% due 5/25/2059	271,392	274,820
[a,c]	PRPM LLC, Whole Loan Securities Trust CMO, Series 2021-5 Class A1, 4.793% due 6/25/2026	82,143	81,986
[a,c]	Radian Mortgage Capital Trust, Whole Loan Securities Trust CMO, Series 2024-J2 Class A16, 5.50% due 3/25/2055	335,291	332,542
[a,c]	RCKT Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A13, 3.50% due 9/25/2049	26,738	24,443
[a,c]	Redwood Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 7.745% due 12/25/2054	302,805	302,626
[a]	ROCK Trust, CMBS, Series 2024-CNTR Class A, 5.388% due 11/13/2041	325,000	327,438
[a,c]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.584% (TSFR1M + 1.26%) due 5/15/2038	171,000	168,873
[a,c,e]	SKY Trust, CMBS, Series 2025-LINE Class A, 6.915% (TSFR1M + 2.59%) due 4/15/2030	295,000	294,263
[a,c]	Spruce Hill Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-SH1 Class A1A, 4.10% due 7/25/2057	98,744	94,263
[a,c]	Toorak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-RRTL1 Class A1, 6.597% due 2/25/2039	300,000	302,140

134 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Core Plus Bond Fund | March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

[a,c]	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class A2A, 3.10% due 1/25/2060	$100,000	$90,054
[a,c]	TRK Trust, Whole Loan Securities Trust CMO, Series 2022-INV2 Class A1, 4.35% due 6/25/2057	354,073	344,213
[a,c]	UWM Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A3, 2.50% due 6/25/2051	72,101	58,820
	Verus Securitization Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2023-3 Class A1, 5.93% due 3/25/2068	80,925	81,070
[a,c]	Series 2023-4 Class A1, 5.811% due 5/25/2068	183,770	184,033
[a,c]	WB Commercial Mortgage Trust, CMBS, Series 2024-HQ Class A, 5.541% due 3/15/2040	195,000	195,922
[a,c]	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A1, 2.50% due 12/25/2050	37,667	30,949
	TOTAL MORTGAGE BACKED (Cost $44,872,825)		45,125,557

	ASSET BACKED SECURITIES — 9.5%

	AUTO RECEIVABLES — 1.8%
[a]	Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A Class A, 6.46% due 4/17/2028	168,799	170,245
[a]	Carvana Auto Receivables Trust, Series 2023-N4 Class A, 6.42% due 1/10/2028	12,039	12,112
	Exeter Automobile Receivables Trust,
	Series 2021-1A Class D, 1.08% due 11/16/2026	19,318	19,194
	Series 2022-3A Class C, 5.30% due 9/15/2027	252,784	252,926
[a]	Flagship Credit Auto Trust, Series 2022-4 Class B, 6.78% due 10/15/2027	450,000	453,403
[a,c]	Kinetic Advantage Master Owner Trust, Series 2024-1A Class A, 6.999% (SOFR30A + 2.65%) due 11/15/2027	515,000	517,096
[a]	Lendbuzz Securitization Trust, Series 2024-3A Class A2, 4.97% due 10/15/2029	575,107	574,781
[a]	Lobel Automobile Receivables Trust, Series 2023-2 Class A, 7.59% due 4/16/2029	7,902	7,933
	Octane Receivables Trust,
[a]	Series 2022-2A Class A, 5.11% due 2/22/2028	25,170	25,182
[a]	Series 2023-3A Class A2, 6.44% due 3/20/2029	320,561	323,454
[a]	OneMain Direct Auto Receivables Trust, Series 2022-1A Class A1, 4.65% due 3/14/2029	117,702	117,453
[a]	Research-Driven Pagaya Motor Asset Trust, Series 2023-4A Class A, 7.54% due 3/25/2032	21,971	22,212
[a]	Tricolor Auto Securitization Trust, Series 2024-2A Class A, 6.36% due 12/15/2027	103,677	104,176
[a]	United Auto Credit Securitization Trust, Series 2024-1 Class A, 6.17% due 8/10/2026	30,045	30,056
			2,630,223
	CREDIT CARD — 0.8%
[a]	Brex Commercial Charge Card Master Trust, Series 2024-1 Class A1, 6.05% due 7/15/2027	200,000	202,158
[a]	Continental Finance Credit Card ABS Master Trust, Series 2024-A Class D, 9.42% due 12/15/2032	315,000	317,851
[a]	Mercury Financial Credit Card Master Trust, Series 2024-2A Class A, 6.56% due 7/20/2029	275,000	277,673
[a]	Mission Lane Credit Card Master Trust, Series 2024-A Class A1, 6.20% due 8/15/2029	375,000	377,892
			1,175,574
	OTHER ASSET BACKED — 5.7%
[a]	AMCR ABS Trust, Series 2024-A Class A, 6.26% due 8/18/2031	236,863	237,827
[a]	Amur Equipment Finance Receivables X LLC, Series 2022-1A Class A2, 1.64% due 10/20/2027	59,469	59,226
[a]	Aqua Finance Trust, Series 2020-AA Class D, 7.15% due 7/17/2046	141,298	137,300
[a]	Auxilior Term Funding LLC, Series 2023-1A Class A2, 6.18% due 12/15/2028	67,835	68,450
[a]	BHG Securitization Trust, Series 2022-C Class B, 5.93% due 10/17/2035	201,400	201,874
[a]	CFMT Issuer Trust, Series 2021-GRN1 Class A, 1.10% due 3/20/2041	287,434	283,027
	ClickLease Equipment Receivables Trust,
[a]	Series 2024-1 Class A, 6.86% due 2/15/2030	48,590	48,676
[a]	Series 2024-1 Class B, 7.34% due 2/15/2030	575,000	578,839
[a]	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C Class A, 6.05% due 1/20/2031	452,576	460,475
[a]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	305,000	301,689
[a]	Diamond Infrastructure Funding LLC, Series 2021-1A Class A, 1.76% due 4/15/2049	100,000	94,733
[a]	EverBright Solar Trust, Series 2024-A Class A, 6.43% due 6/22/2054	146,898	145,748
[a]	Foundation Finance Trust, Series 2019-1A Class B, 4.22% due 11/15/2034	146,849	145,777
[a]	FREED ABS Trust, Series 2022-3FP Class D, 7.36% due 8/20/2029	268,212	269,564
[a]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	472,424	393,765
	GoodLeap Sustainable Home Solutions Trust,
[a]	Series 2021-3CS Class A, 2.10% due 5/20/2048	217,245	164,878
[a]	Series 2021-4GS Class A, 1.93% due 7/20/2048	177,824	129,496
[a]	Series 2021-5CS Class A, 2.31% due 10/20/2048	333,328	258,484
[a,c]	Gracie Point International Funding LLC, Series 2023-2A Class A, 6.674% (SOFR90A + 2.25%) due 3/1/2027	16,331	16,358
[a]	GreenSky Home Improvement Trust, Series 2024-1 Class A2, 5.88% due 6/25/2059	265,957	267,292
[a,c]	Harvest SBA Loan Trust, Series 2024-1 Class A, 6.684% (SOFR30A + 2.25%) due 12/25/2051	381,780	384,407
[a]	InStar Leasing III LLC, Series 2021-1A Class A, 2.30% due 2/15/2054	532,437	492,165

See notes to financial statements.	Semi-Annual Financial Statements | 135

Schedule of Investments, Continued

Thornburg Core Plus Bond Fund | March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

[a]	Loanpal Solar Loan Ltd., Series 2021-1GS Class A, 2.29% due 1/20/2048	$454,070	$367,611
[a,d]	Mill City Solar Loan Ltd., Series 2019-2GS Class A, 3.69% due 7/20/2043	94,670	80,983
[a]	Momnt Technologies Trust, Series 2023-1A Class A, 6.92% due 3/20/2045	38,584	39,288
[a]	NetCredit Combined Receivables LLC, Series 2024-A Class A, 7.43% due 10/21/2030	155,872	156,735
[a]	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1 Class A1, 1.91% due 10/20/2061	135,000	126,043
[a]	NMEF Funding LLC, Series 2023-A Class A2, 6.57% due 6/17/2030	46,304	46,713
	Oportun Issuance Trust,
[a]	Series 2021-B Class A, 1.47% due 5/8/2031	47,902	46,625
[a]	Series 2021-C Class A, 2.18% due 10/8/2031	337,213	329,580
[a]	Series 2022-A Class A, 5.05% due 6/9/2031	143,355	143,276
	Pagaya AI Debt Trust,
[a]	Series 2023-3 Class A, 7.60% due 12/16/2030	7,320	7,325
[a]	Series 2024-3 Class A, 6.258% due 10/15/2031	55,649	56,039
[a]	PFS Financing Corp., Series 2023-B Class A, 5.27% due 5/15/2028	160,000	161,148
[a]	PowerPay Issuance Trust, Series 2024-1A Class A, 6.53% due 2/18/2039	138,520	141,402
[a]	Prosper Marketplace Issuance Trust, Series 2023-1A Class A, 7.06% due 7/16/2029	18,341	18,341
[a]	Retained Vantage Data Centers Issuer LLC, Series 2023-1A Class A2A, 5.00% due 9/15/2048	25,000	24,694
[a]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	33,050	31,854
[a]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	395,000	387,555
[a]	Stream Innovations Issuer Trust, Series 2024-1A Class A, 6.27% due 7/15/2044	203,823	208,118
[a]	Sunnova Hestia II Issuer LLC, Series 2024-GRID1 Class 1A, 5.63% due 7/20/2051	250,479	251,583
[a]	Tesla Sustainable Energy Trust, Series 2024-1A Class A2, 5.08% due 6/21/2050	390,000	392,262
	Upstart Securitization Trust,
[a]	Series 2021-2 Class C, 3.61% due 6/20/2031	118,787	118,152
[a]	Series 2024-1 Class A, 5.33% due 11/20/2034	180,269	180,276
[a]	Upstart Structured Pass-Through Trust, Series 2022-1A Class A, 3.40% due 4/15/2030	86,546	86,406
			8,542,059
	STUDENT LOAN — 1.2%
[a]	Ascent Education Funding Trust, Series 2024-A Class A, 6.14% due 10/25/2050	284,325	291,580
[a]	Commonbond Student Loan Trust, Series 18-CGS Class A1, 3.87% due 2/25/2046	479,116	459,973
[a]	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A Class A, 1.80% due 11/25/2045	44,686	40,991
[a]	MPOWER Education Trust, Series 2024-A Class A, 6.78% due 7/22/2041	202,782	209,362
[c]	National Collegiate Student Loan Trust, Series 2007-2 Class A4, 4.725% (TSFR1M + 0.40%) due 1/25/2033	469,079	454,961
[a]	Navient Private Education Refi Loan Trust, Series 2020-IA Class A1A, 1.33% due 4/15/2069	260,716	239,836
[a]	SoFi Professional Loan Program LLC, Series 2021-B Class AFX, 1.14% due 2/15/2047	51,318	45,010
			1,741,713
	TOTAL ASSET BACKED SECURITIES (Cost $14,013,153)		14,089,569

	CORPORATE BONDS — 29.9%

	AUTOMOBILES & COMPONENTS — 0.2%
	Automobiles — 0.2%
[a]	Hyundai Capital America, 4.30% due 9/24/2027	285,000	281,686
			281,686
	BANKS — 1.0%
	Banks — 1.0%
[c,d]	Mizuho Financial Group, Inc., 5.376% (H15T1Y + 1.12%) due 5/26/2030	207,000	211,188
[c]	Santander Holdings USA, Inc., 6.174% (SOFR + 2.50%) due 1/9/2030	277,000	284,601
[c]	U.S. Bancorp, 5.775% (SOFR + 2.02%) due 6/12/2029	274,000	282,549
	Wells Fargo & Co.,
[c]	5.574% (SOFR + 1.74%) due 7/25/2029	277,000	284,437
[b,c]	Series U, 5.875% due 6/15/2025	450,000	449,932
			1,512,707
	CAPITAL GOODS — 1.1%
	Aerospace & Defense — 0.3%
[a]	BWX Technologies, Inc., 4.125% due 4/15/2029	85,000	79,375
[a]	TransDigm, Inc., 6.375% due 3/1/2029	300,000	303,207

136 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Core Plus Bond Fund | March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Machinery — 0.6%
[a]	Mueller Water Products, Inc., 4.00% due 6/15/2029	$365,500	$339,422
[d]	nVent Finance SARL, 2.75% due 11/15/2031	343,000	294,743
	Regal Rexnord Corp., 6.30% due 2/15/2030	274,000	284,853
	Trading Companies & Distributors — 0.2%
	LKQ Corp., 6.25% due 6/15/2033	269,000	279,281
			1,580,881
	COMMERCIAL & PROFESSIONAL SERVICES — 0.2%
	Commercial Services & Supplies — 0.1%
	CoreCivic, Inc., 8.25% due 4/15/2029	168,000	177,877
[a]	UL Solutions, Inc., 6.50% due 10/20/2028	35,000	36,809
	Professional Services — 0.1%
[a]	Gartner, Inc., 3.625% due 6/15/2029	35,000	32,962
[a]	Korn Ferry, 4.625% due 12/15/2027	75,000	72,701
			320,349
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 0.6%
	Broadline Retail — 0.2%
	MercadoLibre, Inc., 2.375% due 1/14/2026	296,000	288,837
	Specialty Retail — 0.4%
[a,d]	Belron U.K. Finance plc, 5.75% due 10/15/2029	320,000	317,786
[a,d]	El Puerto de Liverpool SAB de CV, 6.255% due 1/22/2032	225,000	229,261
			835,884
	CONSUMER DURABLES & APPAREL — 0.4%
	Leisure Products — 0.2%
	Polaris, Inc., 6.95% due 3/15/2029	265,000	278,057
	Textiles, Apparel & Luxury Goods — 0.2%
[a]	Champ Acquisition Corp., 8.375% due 12/1/2031	235,000	243,730
			521,787
	CONSUMER SERVICES — 0.3%
	Hotels, Restaurants & Leisure — 0.3%
[a,d]	Arcos Dorados BV, 6.375% due 1/29/2032	360,000	364,532
[a]	Papa John’s International, Inc., 3.875% due 9/15/2029	48,000	44,975
			409,507
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.4%
	Consumer Staples Distribution & Retail — 0.4%
[a]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	300,000	308,766
[a]	U.S. Foods, Inc., 4.75% due 2/15/2029	300,000	289,425
			598,191
	ENERGY — 3.1%
	Energy Equipment & Services — 0.2%
[d]	Polaris Renewable Energy, Inc., 9.50% due 12/3/2029	250,000	256,785
	Oil, Gas & Consumable Fuels — 2.9%
[a]	Columbia Pipelines Holding Co. LLC, 5.097% due 10/1/2031	400,000	395,116
[a]	Columbia Pipelines Operating Co. LLC, 5.927% due 8/15/2030	345,000	358,738
	Ecopetrol SA,
[d]	4.625% due 11/2/2031	70,000	58,478
[d]	8.375% due 1/19/2036	125,000	121,765
[a,d]	Energean Israel Finance Ltd., 8.50% due 9/30/2033	210,000	216,153
[a,d]	Galaxy Pipeline Assets Bidco Ltd., 2.16% due 3/31/2034	294,876	259,252
[a,d]	Greensaif Pipelines Bidco SARL, 5.853% due 2/23/2036	440,000	445,223
	Kinder Morgan Energy Partners LP, 5.80% due 3/15/2035	280,000	286,448
[a,d]	Parkland Corp., 5.875% due 7/15/2027	350,000	348,579
[d]	Petroleos Mexicanos, 7.69% due 1/23/2050	285,000	213,915
[a,d]	Raizen Fuels Finance SA, 5.70% due 1/17/2035	330,000	314,031
[a]	South Bow USA Infrastructure Holdings LLC, 5.026% due 10/1/2029	375,000	372,056

See notes to financial statements.	Semi-Annual Financial Statements | 137

Schedule of Investments, Continued

Thornburg Core Plus Bond Fund | March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Sunoco LP,
[a]	7.00% due 5/1/2029	$300,000	$307,119
[a]	7.25% due 5/1/2032	150,000	154,952
[a]	Whistler Pipeline LLC, 5.70% due 9/30/2031	440,000	445,465
			4,554,075
	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.8%
	Diversified REITs — 1.8%
[a]	American Tower Trust #1, 3.652% due 3/15/2048	550,000	532,090
	Crown Castle, Inc.,
	4.90% due 9/1/2029	146,000	145,293
	5.80% due 3/1/2034	345,000	351,410
	Extra Space Storage LP, 3.90% due 4/1/2029	305,000	294,529
[a]	Iron Mountain Information Management Services, Inc., 5.00% due 7/15/2032	220,000	203,025
	SBA Tower Trust,
[a]	1.631% due 5/15/2051	70,000	66,475
[a]	1.884% due 7/15/2050	610,000	594,956
[a]	2.328% due 7/15/2052	111,000	103,367
[a]	4.831% due 10/15/2029	440,000	436,248
			2,727,393
	FINANCIAL SERVICES — 3.2%
	Capital Markets — 1.5%
[a,d]	Abu Dhabi Developmental Holding Co. PJSC, 5.375% due 5/8/2029	250,000	256,065
[a]	Blue Owl Technology Finance Corp., 3.75% due 6/17/2026	370,000	361,335
	Hercules Capital, Inc., 3.375% due 1/20/2027	440,000	423,971
[a]	LPL Holdings, Inc., 4.00% due 3/15/2029	300,000	287,625
	Main Street Capital Corp., 6.50% due 6/4/2027	406,000	414,291
	Nasdaq, Inc., 5.55% due 2/15/2034	244,000	250,202
	Oaktree Strategic Credit Fund, 8.40% due 11/14/2028	265,000	286,865
	Consumer Finance — 0.3%
[a]	FirstCash, Inc., 6.875% due 3/1/2032	500,000	505,920
	Financial Services — 1.2%
[a]	Antares Holdings LP, 3.95% due 7/15/2026	500,000	490,285
[c]	Citigroup, Inc., 3.785% (SOFR + 1.94%) due 3/17/2033	395,000	361,259
[c,d]	HSBC Holdings plc, 5.546% (SOFR + 1.46%) due 3/4/2030	250,000	255,410
[a,c,d]	Societe Generale SA, 5.459% (SOFR + 1.10%) due 2/19/2027	313,000	313,479
[c]	Truist Financial Corp., 5.867% (SOFR + 2.36%) due 6/8/2034	277,000	284,756
	Mortgage Real Estate Investment Trusts — 0.2%
[a]	Prologis Targeted U.S. Logistics Fund LP, 5.25% due 1/15/2035	270,000	268,793
			4,760,256
	FOOD, BEVERAGE & TOBACCO — 1.5%
	Beverages — 0.6%
[a,d]	Becle SAB de CV, 2.50% due 10/14/2031	650,000	525,440
[a,d]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	350,000	335,178
	Food Products — 0.5%
	Flowers Foods, Inc., 5.75% due 3/15/2035	435,000	438,911
	Post Holdings, Inc.,
[a]	4.625% due 4/15/2030	150,000	140,062
[a]	5.50% due 12/15/2029	44,000	42,826
[a]	6.25% due 2/15/2032	50,000	50,318
	Tobacco — 0.4%
	BAT Capital Corp.,
	5.834% due 2/20/2031	120,000	124,699
	7.75% due 10/19/2032	160,000	183,315
[a,d]	Imperial Brands Finance plc, 5.50% due 2/1/2030	350,000	357,560
			2,198,309

138 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Core Plus Bond Fund | March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	HEALTH CARE EQUIPMENT & SERVICES — 1.4%
	Health Care Providers & Services — 1.4%
	Centene Corp., 3.00% due 10/15/2030	$328,000	$286,974
[a]	Highmark, Inc., 1.45% due 5/10/2026	374,000	359,754
[a]	IQVIA, Inc., 5.00% due 5/15/2027	200,000	197,334
	Laboratory Corp. of America Holdings, 4.55% due 4/1/2032	330,000	321,021
	Tenet Healthcare Corp., 6.75% due 5/15/2031	350,000	355,170
	Universal Health Services, Inc.,
	2.65% due 10/15/2030	333,000	291,811
	4.625% due 10/15/2029	200,000	194,826
			2,006,890
	INSURANCE — 2.8%
	Insurance — 2.8%
	Aon North America, Inc., 5.45% due 3/1/2034	350,000	356,258
[a]	Brighthouse Financial Global Funding, 5.55% due 4/9/2027	409,000	414,309
	CNO Financial Group, Inc., 6.45% due 6/15/2034	405,000	422,443
[a,d]	DaVinciRe Holdings Ltd., 5.95% due 4/15/2035	300,000	302,346
[a]	F&G Global Funding, 2.00% due 9/20/2028	476,000	429,647
[a]	Fortitude Group Holdings LLC, 6.25% due 4/1/2030	95,000	96,081
[a]	GA Global Funding Trust, 4.40% due 9/23/2027	302,000	300,230
	Globe Life, Inc., 5.85% due 9/15/2034	308,000	315,022
[a,d]	Intact Financial Corp., 5.459% due 9/22/2032	285,000	287,625
[a]	Mutual of Omaha Cos Global Funding, 5.45% due 12/12/2028	276,000	283,643
[a]	Reliance Standard Life Global Funding II, 5.243% due 2/2/2026	412,000	412,861
	RenaissanceRe Finance, Inc., 3.70% due 4/1/2025	160,000	160,000
[a]	RGA Global Funding, 2.70% due 1/18/2029	65,000	60,711
	Stewart Information Services Corp., 3.60% due 11/15/2031	338,000	301,655
			4,142,831
	MATERIALS — 1.4%
	Chemicals — 0.4%
[a,d]	Ma’aden Sukuk Ltd., 5.25% due 2/13/2030	525,000	531,589
	Containers & Packaging — 0.8%
[a]	Amcor Flexibles North America, Inc., 5.50% due 3/17/2035	300,000	301,095
[d]	Amcor Group Finance plc, 5.45% due 5/23/2029	404,000	412,694
	Berry Global, Inc.,
	1.57% due 1/15/2026	139,000	135,519
[a]	4.875% due 7/15/2026	250,000	249,818
[a,d]	CCL Industries, Inc., 3.05% due 6/1/2030	185,000	168,468
	Metals & Mining — 0.2%
[a,d]	Navoi Mining & Metallurgical Combinat, 6.70% due 10/17/2028	330,000	331,568
			2,130,751
	MEDIA & ENTERTAINMENT — 0.4%
	Media — 0.4%
[a]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25% due 1/15/2034	330,000	271,445
[a]	Sirius XM Radio LLC, 5.50% due 7/1/2029	350,000	338,079
			609,524
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
	Semiconductors & Semiconductor Equipment — 0.6%
[a]	Broadcom, Inc., 3.187% due 11/15/2036	445,000	365,122
	Micron Technology, Inc., 6.75% due 11/1/2029	261,000	279,990
[a]	Qorvo, Inc., 3.375% due 4/1/2031	331,000	290,165
			935,277
	SOFTWARE & SERVICES — 2.1%
	Information Technology Services — 0.9%
[a]	Booz Allen Hamilton, Inc., 3.875% due 9/1/2028	448,000	426,084
[a]	Insight Enterprises, Inc., 6.625% due 5/15/2032	250,000	252,288
[a]	Science Applications International Corp., 4.875% due 4/1/2028	691,000	660,734

See notes to financial statements.	Semi-Annual Financial Statements | 139

Schedule of Investments, Continued

Thornburg Core Plus Bond Fund | March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Internet Software & Services — 0.4%
[a,d]	Prosus NV, 3.832% due 2/8/2051	$200,000	$128,580
[a]	Prosus NV (EUR), 1.985% due 7/13/2033	100,000	90,256
	VeriSign, Inc., 5.25% due 6/1/2032	450,000	453,839
	Software — 0.8%
[a]	Fair Isaac Corp., 5.25% due 5/15/2026	350,000	349,853
[a]	MSCI, Inc., 3.625% due 9/1/2030	317,000	293,085
[a,d]	Open Text Corp., 3.875% due 12/1/2029	300,000	273,282
[a]	SS&C Technologies, Inc., 6.50% due 6/1/2032	250,000	252,865
			3,180,866
	TECHNOLOGY HARDWARE & EQUIPMENT — 1.2%
	Electronic Equipment, Instruments & Components — 1.2%
	CDW LLC/CDW Finance Corp., 3.25% due 2/15/2029	310,000	290,061
[d]	Flex Ltd., 4.875% due 5/12/2030	360,000	356,494
[a]	Sensata Technologies, Inc., 6.625% due 7/15/2032	200,000	198,544
	Vontier Corp., 2.40% due 4/1/2028	317,000	293,900
[a]	WESCO Distribution, Inc., 6.375% due 3/15/2029 - 3/15/2033	400,000	403,478
[a]	Zebra Technologies Corp., 6.50% due 6/1/2032	200,000	202,500
			1,744,977
	TELECOMMUNICATION SERVICES — 0.4%
	Wireless Telecommunication Services — 0.4%
	Crown Castle Towers LLC,
[a]	3.663% due 5/15/2045	200,000	199,536
[a]	4.241% due 7/15/2048	125,000	122,043
[a,d]	Turkcell Iletisim Hizmetleri AS, 7.45% due 1/24/2030	300,000	302,700
			624,279
	TRANSPORTATION — 0.2%
	Passenger Airlines — 0.2%
[a,d]	Pegasus Hava Tasimaciligi AS, 8.00% due 9/11/2031	250,000	247,520
			247,520
	UTILITIES — 5.6%
	Electric Utilities — 5.2%
	AEP Texas, Inc., Series I, 2.10% due 7/1/2030	360,000	314,258
	American Electric Power Co., Inc., 2.30% due 3/1/2030	350,000	310,642
	Black Hills Corp., 6.15% due 5/15/2034	335,000	350,584
[a]	Boston Gas Co., 3.757% due 3/16/2032	400,000	364,252
	Comision Federal de Electricidad,
[a,d]	3.348% due 2/9/2031	200,000	170,458
[d]	5.00% due 9/29/2036	132,800	117,774
	DTE Energy Co., 5.85% due 6/1/2034	300,000	309,978
[a,d]	Electricite de France SA, 5.75% due 1/13/2035	375,000	380,314
[a,d]	Enel Finance International NV, 5.125% due 6/26/2029	322,000	325,172
[a]	Evergy Missouri West, Inc., 3.75% due 3/15/2032	65,000	59,051
	FirstEnergy Transmission LLC,
	4.55% due 1/15/2030	400,000	394,968
	5.00% due 1/15/2035	250,000	245,030
	ITC Holdings Corp., 5.30% due 7/1/2043	300,000	280,248
[a]	Kentucky Power Co., 7.00% due 11/15/2033	311,000	333,373
[a]	Liberty Utilities Finance GP 1, 2.05% due 9/15/2030	350,000	300,825
[a]	Monongahela Power Co., 3.55% due 5/15/2027	295,000	288,360
[a]	NorthWestern Corp., 5.073% due 3/21/2030	345,000	347,574
[c]	Pacific Gas & Electric Co., 5.31% (SOFRINDX + 0.95%) due 9/4/2025	250,000	249,950
	PPL Capital Funding, Inc., 5.25% due 9/1/2034	400,000	398,016
	Public Service Co. of Oklahoma, Series J, 2.20% due 8/15/2031	348,000	295,323
	Puget Energy, Inc.,
	4.10% due 6/15/2030	200,000	190,874
	4.224% due 3/15/2032	205,000	190,492
[c]	Southern Co., Series B, 4.00% (5-Yr. CMT + 3.730%) due 1/15/2051	375,000	370,076
	Southwestern Public Service Co., 6.00% due 6/1/2054	250,000	252,433

140 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Core Plus Bond Fund | March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Tucson Electric Power Co., 5.20% due 9/15/2034	$450,000	$447,120
	Virginia Electric & Power Co., 5.05% due 8/15/2034	375,000	371,220
	Gas Utilities — 0.4%
[a,d]	APA Infrastructure Ltd., 5.125% due 9/16/2034	410,000	399,467
[a]	KeySpan Gas East Corp., 5.994% due 3/6/2033	280,000	287,073
			8,344,905
	TOTAL CORPORATE BONDS (Cost $43,803,418)		44,268,845

	LONG-TERM MUNICIPAL BONDS — 0.1%
	County of Miami-Dade Seaport Department, 6.224% due 11/1/2055	100,000	104,237
	TOTAL LONG-TERM MUNICIPAL BONDS (Cost $100,000)		104,237

	PREFERRED STOCK — 0.4%

	FINANCIAL SERVICES — 0.4%
	Capital Markets — 0.4%
[f]	Calamos Strategic Total Return Fund, 6.24% due 9/9/2029	14,000	349,160
[c,f]	Gabelli Dividend & Income Trust, Series J, 4.50% due 3/26/2028	12	286,128
			635,288
	TOTAL PREFERRED STOCK (Cost $617,000)		635,288

	SHORT-TERM INVESTMENTS — 1.7%
[g]	Thornburg Capital Management Fund	248,498	2,484,978
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,484,978)		2,484,978

	TOTAL INVESTMENTS — 100.0% (Cost $146,581,223)		$147,870,239

	LIABILITIES NET OF OTHER ASSETS — (0.0)%		(30,783)

	NET ASSETS — 100.0%		$147,839,456

OUTSTANDING FORWARD CURRENCY CONTRACTS TO BUY OR SELL AT MARCH 31, 2025
CONTRACT	CONTRACT		CONTRACT	CONTRACT	VALUE	UNREALIZED	UNREALIZED
DESCRIPTION	PARTY*	BUY/SELL	AMOUNT	VALUE DATE	USD	APPRECIATION	DEPRECIATION

Euro	SSB	Sell	286,400	9/25/2025	312,235	$479	$—
Euro	SSB	Sell	144,000	10/14/2025	157,152	3,515	—
Total						$3,994	—
Net unrealized appreciation (depreciation)						$3,994

* Counterparty includes State Street Bank and Trust Company (“SSB”).

Footnote Legend

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $59,068,322, representing 39.95% of the Fund’s net assets.
b	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
c	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule.

The rates shown are those in effect on March 31, 2025.

d	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
e	When-issued security.
f	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
g	Investment in Affiliates.

See notes to financial statements.	Semi-Annual Financial Statements | 141

Schedule of Investments, Continued

Thornburg Core Plus Bond Fund | March 31, 2025 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities	NZD	Dominated in New Zealand Dollar
CMBS	Commercial Mortgage-Backed Securities	REMIC	Real Estate Mortgage Investment Conduit
CMO	Collateralized Mortgage Obligation	RFUCCT1Y	Refinitiv USD Interbank Offered Rate Consumer Cash Fallbacks Term 1 Year
CMT	Constant Maturity Rate	SOFR	Secured Overnight Financing Rate
DOP	Denominated in Dominican Peso	SOFR30A	Secured Overnight Financing Rate 30-Day Average
EGP	Denominated in Egyptian Pound	SOFR90A	Secured Overnight Financing Rate 90-Day Average
EUR	Denominated in Euro	SOFRINDX	Secured Overnight Financing Rate Index
GBP	Denominated in Pound Sterling	TSFR1M	Term SOFR 1 Month
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year	UMBS	Uniform Mortgage Backed Securities
Mtg	Mortgage	UZS	Denominated in Uzbekistani Som

COUNTRY EXPOSURE *
(percent of net assets)

United States	89.3%
Canada	1.5%
United Kingdom	1.3%
Mexico	0.8%
Saudi Arabia	0.7%
Brazil	0.6%
United Arab Emirates	0.6%
France	0.5%
Turkey	0.4%
Uzbekistan	0.4%
Bermuda	0.3%
Dominican Republic	0.3%
Australia	0.3%
Guatemala	0.2%
Italy	0.2%
Peru	0.2%
Algeria	0.1%
China	0.1%
Israel	0.1%
Japan	0.1%
Colombia	0.1%
Egypt	0.1%
New Zealand	0.1%
Other Assets Less Liabilities	1.7%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

142 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments

Thornburg Strategic Income Fund | March 31, 2025 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	COMMON STOCK — 0.0%

	ENERGY — 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
[a,b]	Foresea Holdings SA	19,278	$335,437
[a,b]	Malamute Energy, Inc.	847	847
			336,284
	TELECOMMUNICATION SERVICES — 0.0%
	Diversified Telecommunication Services — 0.0%
[a,b]	Digicel Holdings Ltd.	24,516	22,235
			22,235
	TOTAL COMMON STOCK (Cost $1,763,028)		358,519

	PREFERRED STOCK — 0.5%

	CAPITAL GOODS — 0.1%
	Trading Companies & Distributors — 0.1%
[c,d]	WESCO International, Inc. Series A, 10.625% (5-Yr. CMT + 10.330%), 6/22/2025	442,647	11,181,263
			11,181,263
	ENERGY — 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
[c]	Summit Midstream Corp. Series A, 12.284%, 5/1/2025	21,140	3,425,082
			3,425,082
	FINANCIAL SERVICES — 0.4%
	Capital Markets — 0.4%
[a]	Calamos Strategic Total Return Fund 6.24%, 9/9/2029	510,000	12,719,400
[a,d]	Gabelli Dividend & Income Trust Series J, 4.50%, 3/26/2028	864	20,601,216
			33,320,616
	TOTAL PREFERRED STOCK (Cost $48,155,002)		47,926,961

	ASSET BACKED SECURITIES — 9.0%

	AUTO RECEIVABLES — 2.1%
[e]	ACM Auto Trust, Series 2023-2A Class A, 7.97% due 6/20/2030	$526,658	527,747
	Arivo Acceptance Auto Loan Receivables Trust,
[e]	Series 2021-1A Class C, 3.77% due 3/15/2027	900,000	899,427
[e]	Series 2021-1A Class D, 5.83% due 1/18/2028	850,000	848,869
[e]	Series 2024-1A Class A, 6.46% due 4/17/2028	2,493,033	2,514,383
	BOF URSA VI Funding Trust I,
[e]	Series 2023-CAR1 Class B, 6.029% due 10/27/2031	1,454,662	1,466,745
[e]	Series 2023-CAR2 Class A2, 5.542% due 10/27/2031	3,218,175	3,234,180
[e]	Series 2023-CAR2 Class B, 6.029% due 10/27/2031	3,799,350	3,821,961
[e]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	5,759,096	5,843,233
	Carvana Auto Receivables Trust,
[e]	Series 2019-4A Class R, due 10/15/2026	8,000	1,748,046
[e]	Series 2020-P1 Class R, due 9/8/2027	20,000	1,456,082
[e]	Series 2021-N4 Class R, due 9/12/2028	11,650	400,791
[e]	Series 2021-P1 Class R, due 12/10/2027	23,500	1,640,041
[e]	Series 2021-P2 Class R, due 5/10/2028	7,500	1,194,720
[e]	Series 2021-P3 Class R, due 9/11/2028	9,000	1,137,480
[e]	Series 2021-P4 Class R, due 9/11/2028	8,250	1,266,664
[e]	Series 2022-N1 Class E, 6.01% due 12/11/2028	5,953,742	5,941,097
[e]	Series 2022-P1 Class R, due 1/10/2029	24,000	5,195,655
[e]	Series 2022-P1 Class XS, due 1/10/2029	239,149,540	900,805
[e]	Series 2023-N1 Class A, 6.36% due 4/12/2027	381,527	381,712
[e]	Series 2023-N3 Class A, 6.41% due 9/10/2027	930,339	933,425
[e]	Series 2023-N4 Class A, 6.42% due 1/10/2028	1,635,602	1,645,477

See notes to financial statements.	Semi-Annual Financial Statements | 143

Schedule of Investments, Continued

Thornburg Strategic Income Fund  |  March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	CPS Auto Receivables Trust,
[e]	Series 2020-C Class F, 6.67% due 11/15/2027	$1,000,000	$1,000,056
[e]	Series 2022-C Class C, 5.28% due 4/15/2030	2,334,620	2,335,570
[e]	Series 2023-D Class B, 6.78% due 3/15/2028	10,990,000	11,088,583
[e]	CPS Auto Securitization Trust, Series 2021-1A Class A, 7.86% due 6/16/2026	10,000,000	9,885,221
[e]	DT Auto Owner Trust, Series 2021-3A Class D, 1.31% due 5/17/2027	3,305,720	3,235,679
	Exeter Automobile Receivables Trust, Series 2021-1A Class D, 1.08% due 11/16/2026	486,346	483,200
[e]	FHF Issuer Trust, Series 2024-3A Class A2, 4.94% due 11/15/2030	7,890,000	7,906,451
	FHF Trust,
[e]	Series 2021-2A Class A, 0.83% due 12/15/2026	128,404	127,990
[e]	Series 2022-2A Class A, 6.14% due 12/15/2027	1,613,663	1,619,292
[e]	Series 2023-1A Class A2, 6.57% due 6/15/2028	1,927,631	1,941,524
[e]	First Investors Auto Owner Trust, Series 2022-1A Class E, 5.41% due 6/15/2029	5,000,000	4,985,528
	Flagship Credit Auto Trust,
[e]	Series 2019-3 Class R, due 12/15/2026	31,000	1,578,554
[e]	Series 2019-4 Class R, due 3/15/2027	26,000	1,508,878
[e]	Series 2022-1 Class E, 5.37% due 6/15/2029	6,120,000	4,972,054
	GLS Auto Receivables Issuer Trust,
[e]	Series 2021-4A Class C, 1.94% due 10/15/2027	422,011	421,328
[e]	Series 2021-4A Class D, 2.48% due 10/15/2027	19,558,000	19,192,026
	JPMorgan Chase Bank NA - CACLN,
[e]	Series 2020-1 Class R, 33.784% due 1/25/2028	242,778	245,092
[e]	Series 2020-2 Class R, 31.355% due 2/25/2028	2,346,981	2,366,442
[e]	Series 2021-1 Class R, 28.348% due 9/25/2028	2,021,508	2,150,749
[e]	Series 2021-2 Class G, 8.482% due 12/26/2028	3,515,242	3,533,899
[d,e]	Kinetic Advantage Master Owner Trust, Series 2024-1A Class A, 6.999% (SOFR30A + 2.65%) due 11/15/2027	17,500,000	17,571,221
	Lendbuzz Securitization Trust,
[e]	Series 2022-1A Class A, 4.22% due 5/17/2027	4,024,163	4,002,917
[e]	Series 2023-2A Class A2, 7.09% due 10/16/2028	2,336,528	2,369,146
[e]	Lobel Automobile Receivables Trust, Series 2023-2 Class A, 7.59% due 4/16/2029	1,506,071	1,511,963
[e,f]	Oscar U.S. Funding XV LLC, Series 2023-1A Class A2, 6.07% due 9/10/2026	520,348	521,340
	Research-Driven Pagaya Motor Asset Trust,
[e]	Series 2023-3A Class A, 7.13% due 1/26/2032	9,474,677	9,544,280
[e]	Series 2023-4A Class A, 7.54% due 3/25/2032	5,941,518	6,006,883
[e]	Research-Driven Pagaya Motor Trust, Series 2024-1A Class A, 7.09% due 6/25/2032	6,717,916	6,784,917
[e]	SAFCO Auto Receivables Trust, Series 2024-1A Class A, 6.51% due 3/20/2028	3,271,331	3,284,107
	Santander Consumer Auto Receivables Trust,
[e]	Series 2021-AA Class F, 5.79% due 8/15/2028	3,000,000	3,023,370
[e]	Series 2021-AA Class R, due 8/15/2028	28,500	1,602,638
[e]	Santander Drive Auto Receivables Trust, Series 2023-S1 Class R1, 8.14% due 4/18/2028	9,360,009	9,472,656
	Tricolor Auto Securitization Trust,
[e]	Series 2024-2A Class A, 6.36% due 12/15/2027	2,861,484	2,875,256
[e]	Series 2024-3A Class A, 5.22% due 6/15/2028	4,301,312	4,300,656
	United Auto Credit Securitization Trust,
[e]	Series 2022-1 Class R, due 11/10/2028	37,000	1,073,255
[e]	Series 2024-1 Class A, 6.17% due 8/10/2026	480,719	480,897
			198,002,158
	CREDIT CARD — 0.6%
[e]	Brex Commercial Charge Card Master Trust, Series 2024-1 Class A1, 6.05% due 7/15/2027	11,173,000	11,293,555
	Continental Finance Credit Card ABS Master Trust,
[e]	Series 2024-A Class A, 5.78% due 12/15/2032	5,000,000	5,038,275
[e]	Series 2024-A Class D, 9.42% due 12/15/2032	7,843,000	7,913,993
[e]	Mercury Financial Credit Card Master Trust, Series 2024-2A Class A, 6.56% due 7/20/2029	9,800,000	9,895,242
	Mission Lane Credit Card Master Trust,
[e]	Series 2023-B Class A, 7.69% due 11/15/2028	8,000,000	8,071,439
[e]	Series 2024-A Class A1, 6.20% due 8/15/2029	4,700,000	4,736,247
[e]	Perimeter Master Notes Business Trust, 8.55% due 9/17/2029	10,000,000	10,204,696
			57,153,447
	OTHER ASSET BACKED — 4.6%
[d,e]	321 Henderson Receivables I LLC, Series 2006-3A Class A1, 4.634% (TSFR1M + 0.31%) due 9/15/2041	391,336	389,331
[e]	Affirm Asset Securitization Trust, Series 2021-Z2 Class A, 1.17% due 11/16/2026	26,770	26,651
[e]	AFG ABS I LLC, Series 2023-1 Class A2, 6.30% due 9/16/2030	3,092,549	3,103,377

144 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund  |  March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	AMCR ABS Trust,
[e]	Series 2023-1A Class A, 7.66% due 1/21/2031	$82,228	$82,228
[e]	Series 2024-A Class A, 6.26% due 8/18/2031	1,639,822	1,646,493
	Aqua Finance Trust,
[e]	Series 2019-A Class D, 6.07% due 7/16/2040	9,932,664	9,464,589
[e]	Series 2020-AA Class A, 1.90% due 7/17/2046	1,330,428	1,208,956
[e]	Series 2020-AA Class D, 7.15% due 7/17/2046	2,757,460	2,679,433
[e]	Series 2021-A Class A, 1.54% due 7/17/2046	3,188,702	2,962,967
[e]	Arm Master Trust LLC Agricultural Loan Backed Notes, Series 2021-T1 Class A, 2.43% due 11/15/2027	1,066,750	1,062,750
[e]	Auxilior Term Funding LLC, Series 2023-1A Class A2, 6.18% due 12/15/2028	2,244,727	2,265,070
[e]	BHG Securitization Trust, Series 2021-A Class C, 3.69% due 11/17/2033	2,200,000	2,100,842
[d,e,f]	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A Class A, 4.213% due 12/16/2041	1,765,323	1,762,039
[d,e]	Cascade MH Asset Trust, Series 2021-MH1 Class B3, 7.536% due 2/25/2046	1,936,119	1,742,633
[e]	CFMT Issuer Trust, Series 2021-GRN1 Class A, 1.10% due 3/20/2041	319,371	314,475
[e]	ClickLease Equipment Receivables Trust, Series 2024-1 Class A, 6.86% due 2/15/2030	1,542,732	1,545,462
[d,e]	Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-HP1 Class CERT, due 12/15/2026	100,000	6,629
[e]	CP EF Asset Securitization I LLC, Series 2022-1A Class A, 5.96% due 4/15/2030	604,993	605,227
[e]	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C Class A, 6.05% due 1/20/2031	9,931,182	10,104,518
[e]	Crossroads Asset Trust, Series 2022-A Class A, 6.35% due 4/21/2031	1,219,642	1,223,877
[e]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	16,375,000	16,197,239
[e]	Dext ABS LLC, Series 2023-2 Class A2, 6.56% due 5/15/2034	2,318,807	2,339,297
[e]	Diamond Infrastructure Funding LLC, Series 2021-1A Class A, 1.76% due 4/15/2049	19,150,000	18,141,385
[e]	Diamond Issuer LLC, Series 2021-1A Class A, 2.305% due 11/20/2051	10,983,000	10,338,948
[e,f]	ECAF I Ltd., Series 2015-1A Class B1, 5.802% due 6/15/2040	4,600,060	1,529,354
[e]	EverBright Solar Trust, Series 2024-A Class A, 6.43% due 6/22/2054	11,109,204	11,022,171
[e]	FAT Brands Fazoli’s Native I LLC, Series 2021-1 Class A2, 7.00% due 7/25/2051	10,973,610	10,499,074
	Foundation Finance Trust,
[e]	Series 2019-1A Class C, 5.66% due 11/15/2034	575,000	573,875
[e]	Series 2020-1A Class A, 3.54% due 7/16/2040	1,570,567	1,560,522
[e]	Series 2020-1A Class C, 5.75% due 7/16/2040	4,025,000	4,035,927
[e]	Series 2021-1A Class A, 1.27% due 5/15/2041	992,791	921,738
[e]	Series 2021-1A Class D, 4.96% due 5/15/2041	1,500,934	1,473,818
[e]	Series 2021-2A Class A, 2.19% due 1/15/2042	964,709	903,159
[e]	Series 2021-2A Class D, 5.73% due 1/15/2042	3,451,919	3,452,001
[e]	FREED ABS Trust, Series 2022-3FP Class D, 7.36% due 8/20/2029	4,319,255	4,341,024
	Goldman Home Improvement Trust Issuer Trust,
[e]	Series 2021-GRN2 Class A, 1.15% due 6/25/2051	2,128,871	2,050,010
[a,e]	Series 2021-GRN2 Class R, due 6/20/2051	41,500	1,739,821
[e]	Series 2022-GRN1 Class A, 4.50% due 6/25/2052	1,248,858	1,240,732
[e]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	8,384,143	6,988,173
	GoodLeap Sustainable Home Solutions Trust,
[e]	Series 2021-3CS Class A, 2.10% due 5/20/2048	1,793,684	1,361,316
[e]	Series 2021-3CS Class C, 3.50% due 5/20/2048	3,977,630	2,665,454
[e]	Series 2021-4GS Class A, 1.93% due 7/20/2048	10,121,863	7,370,990
[e]	Series 2021-5CS Class A, 2.31% due 10/20/2048	13,253,259	10,277,448
[e]	Series 2022-1GS Class A, 2.70% due 1/20/2049	15,986,999	12,540,156
[d,e]	Gracie Point International Funding LLC, Series 2023-2A Class A, 6.674% (SOFR90A + 2.25%) due 3/1/2027	3,184,604	3,189,875
[e]	GreenSky Home Improvement Issuer Trust, Series 2024-2 Class A2, 5.25% due 10/27/2059	13,550,971	13,566,163
	GreenSky Home Improvement Trust,
[e]	Series 2024-1 Class A2, 5.88% due 6/25/2059	3,749,213	3,768,034
[e]	Series 2024-1 Class E, 9.00% due 6/25/2059	5,000,000	5,230,653
[d,e]	Harvest SBA Loan Trust, Series 2024-1 Class A, 6.684% (SOFR30A + 2.25%) due 12/25/2051	12,026,072	12,108,834
[e]	HERO Funding Trust, Series 2017-2A Class A1, 3.28% due 9/20/2048	736,826	652,146
[e]	Hilton Grand Vacations Trust, Series 2019-AA Class A, 2.34% due 7/25/2033	554,815	544,907
	InStar Leasing III LLC,
[e]	Series 2021-1A Class A, 2.30% due 2/15/2054	4,062,905	3,755,599
[e]	Series 2021-1A Class C, 5.29% due 2/15/2054	3,550,742	3,256,773
	LendingPoint Asset Securitization Trust,
[e]	Series 2020-REV1 Class C, 7.699% due 10/15/2028	2,337,211	2,344,455
[e]	Series 2021-A Class D, 5.73% due 12/15/2028	6,315,554	5,056,744
[e]	Series 2021-B Class D, 6.12% due 2/15/2029	5,000,000	856,868
[e]	Series 2022-A Class E, 7.02% due 6/15/2029	6,000,000	60
[e]	Series 2022-B Class A, 4.77% due 10/15/2029	72,964	72,935

See notes to financial statements.	Semi-Annual Financial Statements | 145

Schedule of Investments, Continued

Thornburg Strategic Income Fund  |  March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

[e]	LendingPoint Pass-Through Trust, Series 2022-ST3 Class A, 4.00% due 5/15/2028	$140,780	$140,535
[e]	LL ABS Trust, Series 2022-1A Class D, 7.83% due 11/15/2029	1,585,000	1,597,237
	Loanpal Solar Loan Ltd.,
[e]	Series 2021-1GS Class A, 2.29% due 1/20/2048	12,576,369	10,181,713
[e,g]	Series 2021-1GS Class R, due 1/20/2048	13,252,480	5,270,338
[e]	Series 2021-2GS Class C, 3.50% due 3/20/2048	2,863,546	2,034,085
[e]	LP LMS Asset Securitization Trust, Series 2021-2A Class D, 6.61% due 1/15/2029	2,947,000	1,227,170
	Marlette Funding Trust,
[e]	Series 2021-1A Class R, due 6/16/2031	9,520	138,231
[e]	Series 2021-2A Class R, due 9/15/2031	16,347	295,418
[e]	Series 2021-3A Class R, due 12/15/2031	53,946	935,429
[e]	Momnt Technologies Trust, Series 2023-1A Class A, 6.92% due 3/20/2045	3,086,692	3,143,040
	Mosaic Solar Loan Trust,
[e]	Series 2020-2A Class D, 5.42% due 8/20/2046	561,102	531,954
[e]	Series 2020-2A Class R, due 8/20/2046	1,549,937	631,692
[e]	Series 2021-1A Class R, due 12/20/2046	8,600,000	839,283
[e]	Series 2021-2A Class R, due 4/22/2047	9,930,000	760,968
[e]	Series 2021-3A Class R, due 6/20/2052	12,320,000	428,465
	NetCredit Combined Receivables LLC,
[e]	Series 2023-A Class A, 7.78% due 12/20/2027	1,484,559	1,498,644
[e]	Series 2024-A Class A, 7.43% due 10/21/2030	1,527,542	1,536,007
[e]	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1 Class A1, 1.91% due 10/20/2061	19,365,000	18,080,189
[d,e]	Oportun Funding LLC Series 2022-1 Class CERT, due 6/15/2029	11,000	276,918
	Oportun Issuance Trust,
[e]	Series 2021-B Class A, 1.47% due 5/8/2031	3,496,853	3,403,616
[e]	Series 2021-C Class A, 2.18% due 10/8/2031	11,815,508	11,548,047
[e]	Series 2022-A Class A, 5.05% due 6/9/2031	5,030,252	5,027,484
[e]	Pagaya AI Debt Selection Trust, Series 2021-HG1 Class A, 1.22% due 1/16/2029	346,696	343,249
	Pagaya AI Debt Trust,
[d,e]	Series 2023-5 Class AB, 7.625% due 4/15/2031	528,167	528,802
[e]	Series 2023-5 Class C, 9.099% due 4/15/2031	5,449,954	5,524,069
[e]	Series 2024-1 Class A, 6.66% due 7/15/2031	1,685,869	1,702,579
[e]	PowerPay Issuance Trust, Series 2024-1A Class A, 6.53% due 2/18/2039	6,094,880	6,221,702
	Prosper Marketplace Issuance Trust,
[a,d,e]	Series 2019-3A Class CERT, due 7/15/2025	101,327,127	1
[e]	Series 2023-1A Class A, 7.06% due 7/16/2029	26,301	26,301
[e]	Series 2024-1A Class A, 6.12% due 8/15/2029	3,497,009	3,505,089
[e]	Regional Management Issuance Trust, Series 2022-1 Class A, 3.07% due 3/15/2032	1,594,244	1,576,191
[e]	Republic Finance Issuance Trust, Series 2021-A Class A, 2.30% due 12/22/2031	4,872,638	4,822,528
[e]	Retained Vantage Data Centers Issuer LLC, Series 2023-1A Class A2A, 5.00% due 9/15/2048	12,100,000	11,951,745
[e]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	8,171,520	7,875,892
[e]	Sierra Timeshare Receivables Funding LLC, Series 2023-1A Class D, 9.80% due 1/20/2040	1,467,574	1,531,871
[e]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	2,246,169	2,118,310
[e]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	11,890,000	11,665,908
[e]	Stack Infrastructure Issuer LLC, Series 2021-1A Class A2, 1.877% due 3/26/2046	7,500,000	7,266,928
[e]	Stream Innovations Issuer Trust, Series 2024-1A Class A, 6.27% due 7/15/2044	5,080,485	5,187,539
[e]	Sunnova Hestia II Issuer LLC, Series 2024-GRID1 Class 1A, 5.63% due 7/20/2051	5,496,353	5,520,583
[e]	Tesla Sustainable Energy Trust, Series 2024-1A Class A2, 5.08% due 6/21/2050	12,570,000	12,642,913
	Theorem Funding Trust,
[e]	Series 2022-2A Class A, 6.06% due 12/15/2028	2,014,526	2,016,080
[e]	Series 2022-3A Class A, 7.60% due 4/15/2029	816,502	820,219
[e]	Upgrade Receivables Trust, Series 2024-1A Class A, 5.37% due 2/18/2031	6,066,719	6,072,730
	Upstart Pass-Through Trust,
[e]	Series 2020-ST5 Class A, 3.00% due 12/20/2026	71,387	71,269
[e]	Series 2021-ST1 Class A, 2.75% due 2/20/2027	190,209	189,492
[e]	Series 2021-ST2 Class A, 2.50% due 4/20/2027	262,666	261,245
[e]	Series 2021-ST4 Class A, 2.00% due 7/20/2027	405,711	401,175
[e]	Series 2021-ST5 Class A, 2.00% due 7/20/2027	274,067	269,899
[e]	Series 2021-ST8 Class CERT, due 10/20/2029	5,400,000	1,382,465
[e]	Series 2021-ST9 Class CERT, due 11/20/2029	1,414,000	459,433
	Upstart Securitization Trust,
[e]	Series 2021-2 Class C, 3.61% due 6/20/2031	7,428,825	7,389,082
[e]	Series 2021-3 Class C, 3.28% due 7/20/2031	13,192,198	13,023,503

146 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund  |  March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

[e]	Series 2021-3 Class CERT, due 7/20/2031	$7,165	$464,193
[e]	Series 2021-4 Class CERT, due 9/20/2031	4,706	349,287
[e]	Series 2023-3 Class A, 6.90% due 10/20/2033	1,648,903	1,657,667
[e]	Series 2024-1 Class A, 5.33% due 11/20/2034	1,957,722	1,957,796
[e]	Upstart Structured Pass-Through Trust, Series 2022-1A Class A, 3.40% due 4/15/2030	515,773	514,938
[e]	Verdant Receivables LLC, Series 2023-1A Class A2, 6.24% due 1/13/2031	6,782,416	6,894,475
			435,998,836
	STUDENT LOAN — 1.7%
[e]	Ascent Education Funding Trust, Series 2024-A Class A, 6.14% due 10/25/2050	11,373,009	11,663,220
	College Ave Student Loans LLC,
[d,e]	Series 2021-A Class A1, 5.535% (TSFR1M + 1.21%) due 7/25/2051	2,101,103	2,090,416
[e]	Series 2021-A Class A2, 1.60% due 7/25/2051	200,105	180,540
[d,e]	Series 2021-C Class A1, 5.335% (TSFR1M + 1.01%) due 7/26/2055	4,331,801	4,234,719
[e]	Series 2021-C Class R, due 7/26/2055	38,750	10,456,341
[e]	Series 2023-A Class R, due 5/25/2055	35,000	16,660,332
	Commonbond Student Loan Trust,
[e]	Series 18-CGS Class A1, 3.87% due 2/25/2046	319,411	306,649
[e]	Series 2020-1 Class A, 1.69% due 10/25/2051	1,142,395	1,035,792
[e]	Series 2021-BGS Class A, 1.17% due 9/25/2051	3,750,600	3,269,979
[e]	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A Class A, 1.80% due 11/25/2045	14,970,581	13,732,774
[e]	MPOWER Education Trust, Series 2024-A Class A, 6.78% due 7/22/2041	10,274,028	10,607,409
	National Collegiate Student Loan Trust,
[d]	Series 2004-2 Class B, 4.975% (TSFR1M + 0.65%) due 12/26/2033	1,505,982	1,501,562
[d]	Series 2006-1 Class A5, 4.785% (TSFR1M + 0.46%) due 3/25/2033	7,421,596	7,289,678
[d]	Series 2006-4 Class A4, 4.745% (TSFR1M + 0.42%) due 5/25/2032	1,730,867	1,713,891
[d]	Series 2007-2 Class A4, 4.725% (TSFR1M + 0.40%) due 1/25/2033	27,350,812	26,527,637
[d,e]	Navient Private Education Refi Loan Trust, Series 2019-D Class A2B, 5.484% (TSFR1M + 1.16%) due 12/15/2059	2,277,523	2,273,742
	Nelnet Student Loan Trust,
[d,e]	Series 2015-2A Class A2, 5.054% (SOFR30A + 0.71%) due 9/25/2042	1,211,535	1,191,505
[d,e]	Series 2021-CA Class AFL, 5.174% (TSFR1M + 0.85%) due 4/20/2062	2,157,480	2,143,802
[d,e]	Series 2021-DA Class AFL, 5.124% (TSFR1M + 0.80%) due 4/20/2062	2,526,844	2,511,145
[d,e,f]	Prodigy Finance DAC, Series 2021-1A Class A, 5.685% (TSFR1M + 1.36%) due 7/25/2051	382,124	382,846
	SLM Student Loan Trust,
[d]	Series 2008-2 Class A3, 5.569% (SOFR90A + 1.01%) due 4/25/2023	41,103	40,861
[d]	Series 2008-5 Class A4, 6.519% (SOFR90A + 1.96%) due 7/25/2023	332,651	325,259
[d]	Series 2011-2 Class A2, 5.654% (SOFR30A + 1.31%) due 10/25/2034	1,904,335	1,914,979
[d]	Series 2012-1 Class A3, 5.404% (SOFR30A + 1.06%) due 9/25/2028	1,071,002	1,044,338
[d]	Series 2013-6 Class A3, 5.104% (SOFR30A + 0.76%) due 6/26/2028	1,258,892	1,245,102
	SMB Private Education Loan Trust,
[e]	Series 2021-A Class R, due 1/15/2053	2,742	5,191,126
[d,e]	Series 2021-D Class A1B, 5.034% (TSFR1M + 0.71%) due 3/17/2053	1,716,899	1,699,021
[e]	Series 2022-A Class D, 4.75% due 11/16/2054	2,979,445	2,860,620
[d,e]	SoFi Alternative Trust, Series 2019-C Class PT, 2.109% due 1/25/2045	16,427,879	16,267,387
[e]	SoFi Professional Loan Program LLC, Series 2021-B Class AFX, 1.14% due 2/15/2047	14,637,896	12,838,646
[e]	SoFi Professional Loan Program Trust Series 2021-B Class R1, due 2/15/2047	90,000	2,552,937
[d,e]	Towd Point Asset Trust, Series 2021-SL1 Class A2, 5.134% (TSFR1M + 0.81%) due 11/20/2061	1,202,012	1,199,610
			166,953,865
	TOTAL ASSET BACKED SECURITIES (Cost $872,379,370)		858,108,306

	CORPORATE BONDS — 40.6%

	AUTOMOBILES & COMPONENTS — 0.7%
	Automobile Components — 0.1%
[e]	LKQ European Holdings BV (EUR), 4.125% due 4/1/2028	6,600,000	7,172,546
[e]	Real Hero Merger Sub 2, Inc., 6.25% due 2/1/2029	2,671,000	2,102,825
	Automobiles — 0.6%
[e]	Harley-Davidson Financial Services, Inc., 3.05% due 2/14/2027	15,000,000	14,416,500
	Hyundai Capital America,
[e]	1.80% due 10/15/2025	1,528,000	1,503,078
[e]	3.00% due 2/10/2027	1,930,000	1,869,495
[e]	5.15% due 3/27/2030	6,916,000	6,893,454
[e]	5.30% due 3/19/2027	4,750,000	4,796,217

See notes to financial statements.	Semi-Annual Financial Statements | 147

Schedule of Investments, Continued

Thornburg Strategic Income Fund  |  March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

[e]	5.45% due 6/24/2026	$5,400,000	$5,445,684
[e]	5.50% due 3/30/2026	3,000,000	3,025,590
[e]	5.80% due 6/26/2025	4,500,000	4,508,820
[e]	6.50% due 1/16/2029	3,000,000	3,148,650
[e]	Volkswagen Group of America Finance LLC, 5.05% due 3/27/2028	12,074,000	12,070,740
			66,953,599
	BANKS — 1.6%
	Banks — 1.6%
	Bank of New York Mellon Corp.,
[c,d]	Series F, 4.625% (TSFR3M + 3.39%) due 9/20/2026	1,935,000	1,903,111
[c,d]	Series I, 3.75% (5-Yr. CMT + 2.630%) due 12/20/2026	33,455,000	32,055,577
[d,e,f]	DNB Bank ASA, 5.896% (SOFRINDX + 1.95%) due 10/9/2026	6,900,000	6,942,021
	FNB Corp., 5.15% due 8/25/2025	3,170,000	3,168,352
[e,f]	Macquarie Bank Ltd., 3.624% due 6/3/2030	2,800,000	2,595,908
	Morgan Stanley Bank NA,
[d]	4.968% (SOFR + 0.93%) due 7/14/2028	6,700,000	6,757,084
[d]	5.016% (SOFR + 0.91%) due 1/12/2029	5,610,000	5,675,805
[d,e,f]	NBK SPC Ltd., 1.625% (SOFR + 1.05%) due 9/15/2027	5,177,000	4,940,877
	Santander Holdings USA, Inc.,
	3.45% due 6/2/2025	1,185,000	1,183,294
[d]	6.124% (SOFR + 1.23%) due 5/31/2027	5,000,000	5,062,700
[d]	6.174% (SOFR + 2.50%) due 1/9/2030	11,370,000	11,681,993
[d]	7.66% (SOFR + 3.28%) due 11/9/2031	12,000,000	13,207,080
[e,f]	Sumitomo Mitsui Trust Bank Ltd., 5.65% due 3/9/2026	5,800,000	5,863,336
	Synchrony Bank, 5.40% due 8/22/2025	6,660,000	6,665,328
	U.S. Bancorp,
[d]	4.653% (SOFR + 1.23%) due 2/1/2029	7,808,000	7,811,045
[d]	5.775% (SOFR + 2.02%) due 6/12/2029	6,950,000	7,166,840
	Wells Fargo & Co.,
[d]	4.808% (SOFR + 1.98%) due 7/25/2028	3,350,000	3,360,720
[d]	5.574% (SOFR + 1.74%) due 7/25/2029	10,000,000	10,268,500
[c,d]	Series U, 5.875% due 6/15/2025	22,350,000	22,346,648
			158,656,219
	CAPITAL GOODS — 1.2%
	Aerospace & Defense — 0.4%
[e]	BWX Technologies, Inc., 4.125% due 6/30/2028 - 4/15/2029	16,461,000	15,417,996
	TransDigm, Inc.,
[e]	6.375% due 3/1/2029	14,860,000	15,018,853
[e]	6.75% due 8/15/2028	11,165,000	11,334,373
	Construction & Engineering — 0.1%
[e,f]	Aeropuertos Dominicanos Siglo XXI SA, 7.00% due 6/30/2034	5,000,000	5,052,050
	Machinery — 0.5%
[e,f]	ATS Corp., 4.125% due 12/15/2028	9,620,000	8,930,920
[e]	Axon Enterprise, Inc., 6.125% due 3/15/2030	1,975,000	1,995,204
[e]	Esab Corp., 6.25% due 4/15/2029	970,000	984,569
	Flowserve Corp., 3.50% due 10/1/2030	3,431,000	3,162,044
[e]	Mueller Water Products, Inc., 4.00% due 6/15/2029	20,714,000	19,236,056
	nVent Finance SARL,
[f]	2.75% due 11/15/2031	4,097,000	3,520,593
[f]	4.55% due 4/15/2028	3,000,000	2,981,910
	Regal Rexnord Corp.,
	6.05% due 2/15/2026	4,350,000	4,384,626
	6.30% due 2/15/2030	6,000,000	6,237,660
	Trading Companies & Distributors — 0.2%
	LKQ Corp., 6.25% due 6/15/2033	10,840,000	11,254,305
[e]	Windsor Holdings III LLC, 8.50% due 6/15/2030	8,470,000	8,775,851
			118,287,010

148 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund  |  March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	COMMERCIAL & PROFESSIONAL SERVICES — 1.7%
	Commercial Services & Supplies — 1.4%
[e]	ACCO Brands Corp., 4.25% due 3/15/2029	$16,611,000	$15,016,510
	Avery Dennison Corp., 5.75% due 3/15/2033	16,449,000	16,818,116
	Clean Harbors, Inc.,
[e]	5.125% due 7/15/2029	2,000,000	1,949,000
[e]	6.375% due 2/1/2031	3,000,000	3,029,520
	CoreCivic, Inc., 8.25% due 4/15/2029	12,869,000	13,625,568
	Element Fleet Management Corp.,
[e,f]	5.643% due 3/13/2027	5,400,000	5,489,424
[e,f]	6.271% due 6/26/2026	17,735,000	18,053,521
[e,f]	6.319% due 12/4/2028	3,422,000	3,596,522
	Equifax, Inc.,
	2.35% due 9/15/2031	9,394,000	8,050,940
	5.10% due 6/1/2028	4,667,000	4,726,644
	GEO Group, Inc., 8.625% due 4/15/2029	8,975,000	9,434,879
	Quanta Services, Inc., 4.75% due 8/9/2027	10,565,000	10,580,953
[e]	UL Solutions, Inc., 6.50% due 10/20/2028	16,950,000	17,826,315
[e]	VT Topco, Inc., 8.50% due 8/15/2030	1,450,000	1,520,339
	Professional Services — 0.3%
	Gartner, Inc.,
[e]	3.625% due 6/15/2029	7,155,000	6,738,293
[e]	4.50% due 7/1/2028	3,749,000	3,679,756
[e]	Korn Ferry, 4.625% due 12/15/2027	17,229,000	16,700,931
	Verisk Analytics, Inc., 5.75% due 4/1/2033	3,540,000	3,679,016
			160,516,247
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 0.5%
	Broadline Retail — 0.2%
[e,f]	Meituan, 4.50% due 4/2/2028	14,600,000	14,505,538
	MercadoLibre, Inc., 2.375% due 1/14/2026	6,460,000	6,303,668
	Specialty Retail — 0.3%
[e,f]	Belron U.K. Finance plc, 5.75% due 10/15/2029	2,680,000	2,661,454
[e,f]	El Puerto de Liverpool SAB de CV, 6.255% due 1/22/2032	13,175,000	13,424,535
	Genuine Parts Co., 4.95% due 8/15/2029	8,613,000	8,647,969
			45,543,164
	CONSUMER DURABLES & APPAREL — 0.2%
	Household Durables — 0.1%
[e]	CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50% due 10/15/2029	11,475,000	10,476,445
	Leisure Products — 0.1%
	Polaris, Inc., 6.95% due 3/15/2029	9,875,000	10,361,541
	Textiles, Apparel & Luxury Goods — 0.0%
[e]	Champ Acquisition Corp., 8.375% due 12/1/2031	1,590,000	1,649,069
			22,487,055
	CONSUMER SERVICES — 0.7%
	Diversified Consumer Services — 0.1%
	Service Corp. International, 5.75% due 10/15/2032	5,950,000	5,857,537
	Hotels, Restaurants & Leisure — 0.6%
[e,f]	Arcos Dorados BV, 6.375% due 1/29/2032	13,740,000	13,912,987
	Marriott International, Inc., Series GG, 3.50% due 10/15/2032	8,825,000	7,868,017
[e]	Papa John’s International, Inc., 3.875% due 9/15/2029	12,568,000	11,775,965
[e]	TKC Holdings, Inc., 6.875% due 5/15/2028	8,650,000	8,614,102
[e]	WMG Acquisition Corp. (EUR), 2.25% due 8/15/2031	19,018,000	18,712,972
			66,741,580

See notes to financial statements.	Semi-Annual Financial Statements | 149

Schedule of Investments, Continued

Thornburg Strategic Income Fund  |  March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.7%
	Consumer Staples Distribution & Retail — 0.7%
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC,
[e]	5.875% due 2/15/2028	$13,948,000	$13,951,766
[e]	6.25% due 3/15/2033	1,000,000	1,010,780
[e]	6.50% due 2/15/2028	4,725,000	4,787,275
[e]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	24,136,000	24,841,254
	U.S. Foods, Inc.,
[e]	4.75% due 2/15/2029	13,800,000	13,313,550
[e]	5.75% due 4/15/2033	5,465,000	5,331,982
			63,236,607
	ENERGY — 3.4%
	Energy Equipment & Services — 0.2%
[e,f]	Empresa Generadora de Electricidad Haina SA, 5.625% due 11/8/2028	10,800,000	10,263,024
[f]	Polaris Renewable Energy, Inc., 9.50% due 12/3/2029	6,250,000	6,419,625
	Oil, Gas & Consumable Fuels — 3.2%
[e]	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	725,000	718,765
[e]	Columbia Pipelines Holding Co. LLC, 5.097% due 10/1/2031	9,600,000	9,482,784
[e]	Columbia Pipelines Operating Co. LLC, 5.927% due 8/15/2030	11,960,000	12,436,247
[e]	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625% due 3/15/2029	16,145,000	16,719,116
	Ecopetrol SA,
[f]	7.75% due 2/1/2032	4,850,000	4,752,030
[f]	8.875% due 1/13/2033	10,588,000	10,934,863
[e]	El Paso Natural Gas Co. LLC, 3.50% due 2/15/2032	1,989,000	1,763,587
	Energean Israel Finance Ltd.,
[f]	5.375% due 3/30/2028	6,500,000	6,201,065
[f]	8.50% due 9/30/2033	13,060,000	13,442,658
	Energy Transfer LP,
	6.05% due 12/1/2026	14,520,000	14,835,520
[d]	7.57% (TSFR3M + 3.28%) due 11/1/2066	1,200,000	1,193,184
[c,d]	Series H, 6.50% (5-Yr. CMT + 5.690%) due 11/15/2026	2,595,000	2,596,609
[e]	Florida Gas Transmission Co. LLC, 2.30% due 10/1/2031	2,101,000	1,765,659
	Galaxy Pipeline Assets Bidco Ltd.,
[e,f]	1.75% due 9/30/2027	4,137,632	3,987,932
[e,f]	2.16% due 3/31/2034	17,736,791	15,594,010
[e,f]	2.625% due 3/31/2036	6,630,000	5,587,432
[b,e,f,h]	Gazprom PJSC via Gaz Finance plc, 3.50% due 7/14/2031	16,000,000	9,958,880
[e]	Gray Oak Pipeline LLC, 3.45% due 10/15/2027	6,730,000	6,488,124
[e,f]	Greensaif Pipelines Bidco SARL, 5.853% due 2/23/2036	10,000,000	10,118,700
	Gulfstream Natural Gas System LLC,
[e]	4.60% due 9/15/2025	5,000,000	4,977,900
[e]	6.19% due 11/1/2025	3,584,000	3,598,802
	Kinder Morgan Energy Partners LP, 5.80% due 3/15/2035	4,450,000	4,552,483
[e,f]	Medco Maple Tree Pte. Ltd., 8.96% due 4/27/2029	13,000,000	13,467,480
[e]	Midwest Connector Capital Co. LLC, 4.625% due 4/1/2029	5,487,000	5,442,336
	MPLX LP, 4.95% due 9/1/2032	2,790,000	2,731,187
	NuStar Logistics LP, 6.00% due 6/1/2026	4,000,000	4,009,960
	Parkland Corp.,
[e,f]	5.875% due 7/15/2027	16,591,000	16,523,640
[e,f]	6.625% due 8/15/2032	7,115,000	7,090,880
	Petroleos Mexicanos,
[f]	5.95% due 1/28/2031	8,312,000	7,065,699
[f]	6.84% due 1/23/2030	10,950,000	10,045,092
	Petroleos Mexicanos (EUR), 3.75% due 4/16/2026	6,500,000	6,884,365
	Raizen Fuels Finance SA,
[e,f]	5.70% due 1/17/2035	11,670,000	11,105,289
[e,f]	6.45% due 3/5/2034	4,800,000	4,852,080
[e]	South Bow USA Infrastructure Holdings LLC, 5.026% due 10/1/2029	4,460,000	4,424,989
[e]	Summit Midstream Holdings LLC, 8.625% due 10/31/2029	4,950,000	5,058,306
	Sunoco LP,
[e]	7.00% due 5/1/2029	2,083,000	2,132,430
[e]	7.25% due 5/1/2032	7,893,000	8,153,548

150 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund  |  March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	Sunoco LP/Sunoco Finance Corp.,
	5.875% due 3/15/2028	$12,530,000	$12,492,911
[e]	7.00% due 9/15/2028	2,387,000	2,441,829
	Tennessee Gas Pipeline Co. LLC, 7.00% due 3/15/2027	2,251,000	2,340,500
[e,f]	TMS Issuer SARL, 5.78% due 8/23/2032	10,700,000	10,994,571
	Whistler Pipeline LLC,
[e]	5.40% due 9/30/2029	5,000,000	5,040,350
[e]	5.70% due 9/30/2031	6,560,000	6,641,475
			327,327,916
	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.6%
	Diversified REITs — 1.6%
	American Tower Corp.,
	1.875% due 10/15/2030	6,000,000	5,133,720
	4.90% due 3/15/2030	4,756,000	4,779,590
	5.80% due 11/15/2028	5,000,000	5,183,250
[e]	American Tower Trust #1, 3.652% due 3/15/2048	14,250,000	13,785,973
	Crown Castle, Inc.,
	2.90% due 3/15/2027	2,750,000	2,656,913
	4.90% due 9/1/2029	8,536,000	8,494,686
	5.00% due 1/11/2028	4,100,000	4,116,400
	Digital Realty Trust LP, 4.45% due 7/15/2028	4,800,000	4,766,112
	Extra Space Storage LP, 5.70% due 4/1/2028	3,257,000	3,345,200
[e]	Iron Mountain Information Management Services, Inc., 5.00% due 7/15/2032	6,085,000	5,615,481
	Iron Mountain, Inc.,
[e]	4.875% due 9/15/2029	2,000,000	1,909,180
[e]	5.25% due 7/15/2030	4,875,000	4,674,247
[e]	7.00% due 2/15/2029	7,985,000	8,168,256
	Realty Income Corp., 4.70% due 12/15/2028	4,503,000	4,518,490
	SBA Tower Trust,
[e]	1.631% due 5/15/2051	13,500,000	12,820,121
[e]	1.84% due 4/15/2027	3,400,000	3,201,938
[e]	1.884% due 7/15/2050	2,420,000	2,360,317
[e]	4.831% due 10/15/2029	16,980,000	16,835,217
[e]	6.599% due 11/15/2052	15,000,000	15,376,374
	Sun Communities Operating LP,
	2.70% due 7/15/2031	9,377,000	8,159,209
	5.50% due 1/15/2029	5,100,000	5,212,353
	Vornado Realty LP, 2.15% due 6/1/2026	9,336,500	9,005,334
			150,118,361
	FINANCIAL SERVICES — 4.0%
	Capital Markets — 1.7%
	Ares Capital Corp., 3.25% due 7/15/2025	8,227,000	8,196,066
	Blue Owl Credit Income Corp.,
	3.125% due 9/23/2026	2,176,000	2,103,953
	7.75% due 9/16/2027	1,350,000	1,411,533
	Blue Owl Technology Finance Corp.,
[e]	3.75% due 6/17/2026	4,232,000	4,132,887
[e]	4.75% due 12/15/2025	27,846,000	27,688,113
[e]	Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV (GBP), 8.50% due 1/15/2031	150,000	205,470
[e]	Burford Capital Global Finance LLC, 9.25% due 7/1/2031	18,500,000	19,535,815
[d]	Citigroup Global Markets Holdings, Inc., 6.40% due 1/29/2035	4,108,000	2,844,695
	Compass Group Diversified Holdings LLC,
[e]	5.00% due 1/15/2032	800,000	717,512
[e]	5.25% due 4/15/2029	9,633,000	9,097,405
[e,f]	FORESEA Holding SA, 7.50% due 6/15/2030	198,293	190,397
	Hercules Capital, Inc.,
	2.625% due 9/16/2026	12,212,000	11,736,709
	3.375% due 1/20/2027	4,157,000	4,005,560
	LPL Holdings, Inc.,
[e]	4.00% due 3/15/2029	16,905,000	16,207,669
[e]	4.625% due 11/15/2027	3,515,000	3,483,260

See notes to financial statements.	Semi-Annual Financial Statements | 151

Schedule of Investments, Continued

Thornburg Strategic Income Fund  |  March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

[e,f]	LSEGA Financing plc, 2.00% due 4/6/2028	$2,065,000	$1,920,842
	Main Street Capital Corp.,
	3.00% due 7/14/2026	8,291,000	8,038,539
	6.50% due 6/4/2027	23,462,000	23,941,094
	Nasdaq, Inc., 5.55% due 2/15/2034	8,840,000	9,064,713
	Oaktree Strategic Credit Fund, 8.40% due 11/14/2028	6,938,000	7,510,454
	Consumer Finance — 0.2%
[e]	FirstCash, Inc., 5.625% due 1/1/2030	17,215,000	16,698,206
	Financial Services — 1.9%
	Antares Holdings LP,
[e]	2.75% due 1/15/2027	1,630,000	1,550,831
[e]	3.75% due 7/15/2027	6,480,000	6,194,491
[e]	3.95% due 7/15/2026	9,951,000	9,757,652
[e]	6.35% due 10/23/2029	2,000,000	2,000,680
[e]	7.95% due 8/11/2028	5,000,000	5,264,400
[e]	8.50% due 5/18/2025	3,210,000	3,218,442
	Bank of America Corp.,
[d]	1.319% (SOFR + 1.15%) due 6/19/2026	1,275,000	1,265,884
[d]	4.948% (SOFR + 2.04%) due 7/22/2028	4,900,000	4,938,661
[d,e,f]	BNP Paribas SA, 2.591% (SOFR + 1.23%) due 1/20/2028	1,350,000	1,299,497
[d]	Charles Schwab Corp., 5.41% (SOFRINDX + 1.05%) due 3/3/2027	20,000,000	20,183,000
	Citigroup, Inc.,
[d]	1.122% (SOFR + 0.77%) due 1/28/2027	1,070,000	1,039,173
[d]	1.462% (SOFR + 0.77%) due 6/9/2027	5,881,000	5,663,873
[d]	4.786% (SOFR + 0.87%) due 3/4/2029	8,600,000	8,616,168
[d,f]	Deutsche Bank AG, 2.552% (SOFR + 1.32%) due 1/7/2028	4,760,000	4,578,216
[e]	EZCORP, Inc., 7.375% due 4/1/2032	4,950,000	5,023,161
[d]	Goldman Sachs Group, Inc., 5.178% (SOFR + 0.82%) due 9/10/2027	3,687,000	3,689,065
	HSBC Holdings plc,
[d,f]	1.645% (SOFR + 1.54%) due 4/18/2026	3,750,000	3,744,600
[d,f]	4.583% (TSFR3M + 1.80%) due 6/19/2029	3,000,000	2,973,030
[d,f]	4.755% (SOFR + 2.11%) due 6/9/2028	1,370,000	1,368,671
[d,f]	5.286% (SOFR + 1.29%) due 11/19/2030	3,500,000	3,537,555
[d,f]	5.399% (SOFR + 1.04%) due 11/19/2028	2,000,000	2,009,300
	JPMorgan Chase & Co.,
[d]	1.04% (TSFR3M + 0.70%) due 2/4/2027	1,896,000	1,840,523
[d]	3.54% (TSFR3M + 1.64%) due 5/1/2028	6,314,000	6,187,404
[d]	5.04% (SOFR + 1.19%) due 1/23/2028	2,925,000	2,949,980
	Mitsubishi UFJ Financial Group, Inc.,
[d,f]	2.309% (H15T1Y + 0.95%) due 7/20/2032	7,000,000	5,996,550
[d,f]	5.017% (H15T1Y + 1.95%) due 7/20/2028	1,750,000	1,766,100
[d,f]	5.475% (H15T1Y + 1.53%) due 2/22/2031	2,000,000	2,056,900
[d]	Morgan Stanley, 4.679% (SOFR + 1.67%) due 7/17/2026	1,560,000	1,559,704
	Societe Generale SA,
[d,e,f]	5.459% (SOFR + 1.10%) due 2/19/2027	6,687,000	6,697,231
[d,e,f]	5.634% (H15T1Y + 1.75%) due 1/19/2030	2,000,000	2,033,760
[d,e,f]	6.446% (H15T1Y + 2.55%) due 1/10/2029	1,667,000	1,727,312
[f]	Sumitomo Mitsui Financial Group, Inc., 5.852% due 7/13/2030	14,550,000	15,229,485
[d]	Truist Financial Corp., 7.161% (SOFR + 2.45%) due 10/30/2029	6,250,000	6,727,313
	UBS Group AG,
[d,e,f]	1.494% (H15T1Y + 0.85%) due 8/10/2027	2,679,000	2,566,428
[d,e,f]	6.373% (SOFR + 3.34%) due 7/15/2026	3,600,000	3,616,164
[c,d,f]	6.875% (USSW5YF + 4.59%) due 8/7/2025	15,000,000	15,021,750
[e]	United Wholesale Mortgage LLC, 5.50% due 11/15/2025	12,301,000	12,266,680
	Mortgage Real Estate Investment Trusts — 0.2%
[e]	Prologis Targeted U.S. Logistics Fund LP, 5.25% due 4/1/2029 - 1/15/2035	17,475,000	17,535,303
			382,425,829
	FOOD, BEVERAGE & TOBACCO — 1.9%
	Beverages — 0.7%
[e,f]	Becle SAB de CV, 2.50% due 10/14/2031	34,064,000	27,536,316
[e,f]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	24,655,000	23,610,861
	Constellation Brands, Inc., 5.00% due 2/2/2026	2,763,000	2,761,259

152 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund  |  March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	Huntington Ingalls Industries, Inc.,
	2.043% due 8/16/2028	$2,960,000	$2,699,934
	3.483% due 12/1/2027	1,745,000	1,691,917
[a]	Industrializadora Integral del agave SAPI de CV, 9.25% due 11/26/2031	15,000,000	14,832,000
	Food Products — 0.7%
[e]	Darling Global Finance BV (EUR), 3.625% due 5/15/2026	9,700,000	10,429,137
	Darling Ingredients, Inc.,
[e]	5.25% due 4/15/2027	3,700,000	3,660,077
[e]	6.00% due 6/15/2030	1,000,000	994,270
	Flowers Foods, Inc., 5.75% due 3/15/2035	29,063,000	29,324,276
	Post Holdings, Inc.,
[e]	4.625% due 4/15/2030	8,860,000	8,273,025
[e]	5.50% due 12/15/2029	8,247,000	8,026,970
[e]	6.25% due 2/15/2032	2,950,000	2,968,733
[e]	6.375% due 3/1/2033	5,000,000	4,934,250
	Tobacco — 0.5%
	Altria Group, Inc., 2.45% due 2/4/2032	9,890,000	8,341,918
	BAT Capital Corp.,
	5.35% due 8/15/2032	4,915,000	4,940,951
	7.75% due 10/19/2032	4,862,000	5,570,491
	Imperial Brands Finance plc,
[e,f]	5.50% due 2/1/2030	22,500,000	22,986,000
[e,f]	6.125% due 7/27/2027	2,000,000	2,060,840
[e]	Turning Point Brands, Inc., 7.625% due 3/15/2032	1,000,000	1,039,740
			186,682,965
	HEALTH CARE EQUIPMENT & SERVICES — 1.5%
	Health Care Equipment & Supplies — 0.3%
	Hologic, Inc.,
[e]	3.25% due 2/15/2029	11,957,000	11,030,811
[e]	4.625% due 2/1/2028	2,000,000	1,958,120
[e]	Medline Borrower LP, 3.875% due 4/1/2029	2,000,000	1,868,920
[e]	Medline Borrower LP/Medline Co-Issuer, Inc., 6.25% due 4/1/2029	7,950,000	8,055,814
[e,f]	Olympus Corp., 2.143% due 12/8/2026	5,510,000	5,286,184
	Health Care Providers & Services — 1.2%
	Centene Corp.,
	2.625% due 8/1/2031	3,950,000	3,323,886
	3.00% due 10/15/2030	6,962,000	6,091,193
	4.625% due 12/15/2029	5,775,000	5,533,259
	Charles River Laboratories International, Inc.,
[e]	3.75% due 3/15/2029	6,567,000	6,045,777
[e]	4.25% due 5/1/2028	6,480,000	6,196,500
[e]	Highmark, Inc., 1.45% due 5/10/2026	18,630,000	17,920,383
	Humana, Inc., 5.375% due 4/15/2031	6,569,000	6,618,924
	IQVIA, Inc.,
[e]	5.00% due 5/15/2027	1,900,000	1,874,673
	5.70% due 5/15/2028	5,000,000	5,100,250
	IQVIA, Inc. (EUR),
[e]	2.25% due 3/15/2029	9,460,000	9,542,211
[e]	2.875% due 6/15/2028	5,000,000	5,203,755
	Tenet Healthcare Corp.,
	6.125% due 6/15/2030	4,500,000	4,485,915
	6.75% due 5/15/2031	16,224,000	16,463,628
	Universal Health Services, Inc.,
	1.65% due 9/1/2026	6,179,000	5,914,168
	2.65% due 10/15/2030	4,646,000	4,071,336
	4.625% due 10/15/2029	14,035,000	13,671,915
			146,257,622

See notes to financial statements.	Semi-Annual Financial Statements | 153

Schedule of Investments, Continued

Thornburg Strategic Income Fund  |  March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	HOUSEHOLD & PERSONAL PRODUCTS — 0.5%
	Household Products — 0.4%
[e]	Energizer Holdings, Inc., 4.75% due 6/15/2028	$7,268,000	$6,948,644
	Prestige Brands, Inc.,
[e]	3.75% due 4/1/2031	6,386,000	5,722,175
[e]	5.125% due 1/15/2028	12,321,000	12,101,070
	Scotts Miracle-Gro Co.,
	4.375% due 2/1/2032	13,166,000	11,555,930
	5.25% due 12/15/2026	2,000,000	1,987,080
	Personal Care Products — 0.1%
[e]	Edgewell Personal Care Co., 5.50% due 6/1/2028	9,892,000	9,691,885
			48,006,784
	INSURANCE — 4.8%
	Insurance — 4.8%
[e]	American National Global Funding, 5.55% due 1/28/2030	4,950,000	5,043,407
	American National Group, Inc.,
	5.75% due 10/1/2029	4,408,000	4,446,350
[e]	6.144% due 6/13/2032	12,684,000	12,864,493
	Aon North America, Inc., 5.45% due 3/1/2034	11,280,000	11,481,686
[e,f]	Ascot Group Ltd., 4.25% due 12/15/2030	6,889,000	5,954,507
	Brighthouse Financial Global Funding,
[e]	1.55% due 5/24/2026	2,089,000	2,014,903
[e]	2.00% due 6/28/2028	4,823,000	4,397,081
[e]	5.55% due 4/9/2027	16,438,000	16,651,365
[e]	5.65% due 6/10/2029	4,056,000	4,120,369
	Brown & Brown, Inc., 5.65% due 6/11/2034	9,677,000	9,834,251
	CNA Financial Corp., 5.125% due 2/15/2034	6,785,000	6,733,434
	CNO Financial Group, Inc., 6.45% due 6/15/2034	11,385,000	11,875,352
[e]	CNO Global Funding, 2.65% due 1/6/2029	7,400,000	6,843,076
[e]	Corebridge Global Funding, 5.75% due 7/2/2026	8,940,000	9,073,206
	DaVinciRe Holdings Ltd.,
[e,f]	4.75% due 5/1/2025	7,678,000	7,673,009
[e,f]	5.95% due 4/15/2035	6,475,000	6,525,635
[f]	Enstar Group Ltd., 3.10% due 9/1/2031	12,701,000	10,966,043
	Equitable Financial Life Global Funding,
[e]	1.40% due 8/27/2027	4,620,000	4,289,162
[e]	1.80% due 3/8/2028	2,919,000	2,699,170
[e]	5.00% due 3/27/2030	12,737,000	12,782,853
	F&G Annuities & Life, Inc., 6.50% due 6/4/2029	16,240,000	16,523,713
	F&G Global Funding,
[e]	1.75% due 6/30/2026	7,973,000	7,689,400
[e]	2.00% due 9/20/2028	8,458,000	7,634,360
[e]	2.30% due 4/11/2027	4,200,000	3,997,896
	Fairfax Financial Holdings Ltd.,
[f]	4.625% due 4/29/2030	4,673,000	4,603,606
[f]	5.625% due 8/16/2032	3,249,000	3,310,016
[e,f]	Fidelis Insurance Holdings Ltd., 4.875% due 6/30/2030	4,409,000	4,219,854
	Fidelity National Financial, Inc.,
	2.45% due 3/15/2031	3,857,000	3,323,384
	3.40% due 6/15/2030	1,280,000	1,179,456
	First American Financial Corp.,
	2.40% due 8/15/2031	2,261,000	1,909,075
	4.00% due 5/15/2030	1,457,000	1,388,944
[e]	Five Corners Funding Trust III, 5.791% due 2/15/2033	7,260,000	7,488,109
[e]	Fortitude Group Holdings LLC, 6.25% due 4/1/2030	5,900,000	5,967,142
	GA Global Funding Trust,
[e]	1.625% due 1/15/2026	610,000	594,903
[e]	2.25% due 1/6/2027	2,971,000	2,847,555
[e]	3.85% due 4/11/2025	5,860,000	5,857,949
[e]	4.40% due 9/23/2027	9,223,000	9,168,953
[e]	Global Atlantic Fin Co., 4.40% due 10/15/2029	7,275,000	7,025,467
	Globe Life, Inc., 5.85% due 9/15/2034	7,582,000	7,754,870

154 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund  |  March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

[e]	Guardian Life Global Funding, 5.55% due 10/28/2027	$4,545,000	$4,662,852
	Horace Mann Educators Corp., 7.25% due 9/15/2028	6,000,000	6,478,980
[e,f]	Intact Financial Corp., 5.459% due 9/22/2032	5,922,000	5,976,542
	Jackson National Life Global Funding,
[e]	5.25% due 4/12/2028	6,697,000	6,784,664
[e]	5.50% due 1/9/2026	17,000,000	17,076,840
[e]	5.55% due 7/2/2027	5,350,000	5,449,403
	Lincoln National Corp., 5.852% due 3/15/2034	5,000,000	5,133,700
	Mercury General Corp., 4.40% due 3/15/2027	9,408,000	9,254,179
[e]	New York Life Global Funding, 4.55% due 1/28/2033	4,400,000	4,264,832
[e]	NLG Global Funding, 5.40% due 1/23/2030	11,985,000	12,190,782
[d,e]	Pacific Life Global Funding II, 4.98% (SOFR + 0.62%) due 6/4/2026	4,533,000	4,543,698
[f]	Pentair Finance SARL, 5.90% due 7/15/2032	9,193,000	9,442,406
[e]	Principal Life Global Funding II, 5.50% due 6/28/2028	6,400,000	6,567,936
[e]	Protective Life Corp., 3.40% due 1/15/2030	4,902,000	4,617,684
[e]	Protective Life Global Funding, 5.467% due 12/8/2028	4,850,000	4,983,521
	Reinsurance Group of America, Inc., 6.00% due 9/15/2033	7,001,000	7,254,156
	Reliance Standard Life Global Funding II,
[e]	1.512% due 9/28/2026	4,000,000	3,804,520
[e]	5.243% due 2/2/2026	22,908,000	22,955,878
[f]	RenaissanceRe Holdings Ltd., 5.75% due 6/5/2033	9,395,000	9,559,788
	RGA Global Funding,
[e]	2.70% due 1/18/2029	9,687,000	9,047,755
[e]	5.448% due 5/24/2029	4,000,000	4,102,520
[e]	5.50% due 1/11/2031	5,458,000	5,613,990
	Sammons Financial Group, Inc.,
[e]	4.45% due 5/12/2027	2,000,000	1,987,020
[e]	6.875% due 4/15/2034	6,610,000	7,037,138
	Stewart Information Services Corp., 3.60% due 11/15/2031	16,620,000	14,832,851
	Willis North America, Inc.,
	2.95% due 9/15/2029	3,000,000	2,766,990
	5.35% due 5/15/2033	9,835,000	9,912,795
			465,057,424
	MATERIALS — 3.1%
	Chemicals — 1.0%
	FMC Corp., 5.15% due 5/18/2026	4,860,000	4,873,511
	International Flavors & Fragrances, Inc. (EUR), 1.80% due 9/25/2026	13,400,000	14,290,621
[e,f]	Ma’aden Sukuk Ltd., 5.25% due 2/13/2030	26,000,000	26,326,300
	NOVA Chemicals Corp.,
[e,f]	5.25% due 6/1/2027	9,300,000	9,252,756
[e,f]	7.00% due 12/1/2031	5,000,000	5,214,250
[e,f]	9.00% due 2/15/2030	5,000,000	5,374,750
[e,f]	Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00% due 1/27/2030	12,383,000	11,523,496
	OCP SA,
[e,f]	3.75% due 6/23/2031	7,200,000	6,386,832
[e,f]	4.50% due 10/22/2025	4,800,000	4,773,552
[a,b,f,h]	Phosagro OAO Via Phosagro Bond Funding DAC, 3.05% due 1/23/2025	933,000	691,586
[e,f]	SNF Group SACA, 3.125% due 3/15/2027	8,405,000	8,010,889
	Containers & Packaging — 1.4%
[e]	Amcor Flexibles North America, Inc., 5.50% due 3/17/2035	6,570,000	6,593,981
[f]	Amcor Group Finance plc, 5.45% due 5/23/2029	4,400,000	4,494,688
[e,f]	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance plc, 3.25% due 9/1/2028	16,310,000	14,617,837
	Ball Corp.,
	2.875% due 8/15/2030	14,300,000	12,465,882
	3.125% due 9/15/2031	5,414,000	4,689,499
	6.00% due 6/15/2029	1,000,000	1,013,350
	Berry Global, Inc.,
[e]	4.875% due 7/15/2026	10,473,000	10,465,355
[e]	5.625% due 7/15/2027	1,410,000	1,407,829
	Graphic Packaging International LLC,
[e]	3.50% due 3/15/2028 - 3/1/2029	12,150,000	11,343,294
[e]	6.375% due 7/15/2032	1,000,000	1,001,440

See notes to financial statements.	Semi-Annual Financial Statements | 155

Schedule of Investments, Continued

Thornburg Strategic Income Fund  |  March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

[e]	Matthews International Corp., 8.625% due 10/1/2027	$7,730,000	$8,030,774
[e]	OI European Group BV (EUR), 6.25% due 5/15/2028	3,000,000	3,330,446
	Sealed Air Corp.,
[e]	1.573% due 10/15/2026	17,665,000	16,808,071
[e]	5.00% due 4/15/2029	8,460,000	8,215,252
[e]	6.50% due 7/15/2032	4,000,000	4,049,800
[e]	Sealed Air Corp./Sealed Air Corp. U.S., 7.25% due 2/15/2031	500,000	517,430
[e]	Silgan Holdings, Inc., 1.40% due 4/1/2026	20,762,000	20,033,046
	Metals & Mining — 0.7%
[e,f]	Cia de Minas Buenaventura SAA, 6.80% due 2/4/2032	4,000,000	4,059,880
	Cleveland-Cliffs, Inc., 7.00% due 3/15/2027	5,000,000	4,951,700
[b,e,f,h]	Metalloinvest Finance DAC, 3.375% due 10/22/2028	7,500,000	3,665,775
[e,f,i]	Navoi Mining & Metallurgical Combinat, 6.70% due 10/17/2028	19,170,000	19,261,057
[e]	Novelis Corp., 3.875% due 8/15/2031	12,730,000	11,059,697
[e,f]	POSCO, 5.625% due 1/17/2026	2,350,000	2,366,991
[e]	Stillwater Mining Co., 4.50% due 11/16/2029	3,050,000	2,559,774
	WE Soda Investments Holding plc,
[e,f]	9.375% due 2/14/2031	4,150,000	4,263,502
[e,f]	9.50% due 10/6/2028	16,000,000	16,480,480
			294,465,373
	MEDIA & ENTERTAINMENT — 0.7%
	Media — 0.7%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
[e]	4.25% due 2/1/2031 - 1/15/2034	11,548,000	9,914,197
[e]	4.75% due 3/1/2030 - 2/1/2032	9,273,000	8,558,118
[e]	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875% due 8/15/2027	3,880,000	3,761,272
	News Corp.,
[e]	3.875% due 5/15/2029	2,000,000	1,886,640
[e]	5.125% due 2/15/2032	4,980,000	4,754,008
[e]	Sirius XM Radio LLC, 5.00% due 8/1/2027	21,775,000	21,273,957
[e,f]	Telenet Finance Luxembourg Notes SARL, 5.50% due 3/1/2028	14,200,000	13,777,834
			63,926,026
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.5%
	Biotechnology — 0.3%
	Amgen, Inc.,
	5.25% due 3/2/2033	5,000,000	5,071,750
	5.507% due 3/2/2026	6,800,000	6,800,952
	Bio-Rad Laboratories, Inc., 3.30% due 3/15/2027	2,505,000	2,443,327
	Illumina, Inc.,
	4.65% due 9/9/2026	2,902,000	2,900,694
	5.80% due 12/12/2025	5,579,000	5,610,131
[f]	Royalty Pharma plc, 1.75% due 9/2/2027	4,086,000	3,813,627
	Life Sciences Tools & Services — 0.1%
[e]	Avantor Funding, Inc. (EUR), 2.625% due 11/1/2025	11,000,000	11,832,446
	Pharmaceuticals — 0.1%
[a,b,h]	Atlas U.S. Royalty LLC Participation Rights, Zero Coupon due 3/15/2027	5,450,000	545
[e]	Bayer U.S. Finance II LLC, 4.25% due 12/15/2025	2,500,000	2,487,475
[e]	PRA Health Sciences, Inc., 2.875% due 7/15/2026	5,402,000	5,236,915
			46,197,862
	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
	Real Estate Management & Development — 0.2%
[e]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	13,774,000	13,810,914
[e]	Greystar Real Estate Partners LLC, 7.75% due 9/1/2030	2,490,000	2,605,262
			16,416,176
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
	Semiconductors & Semiconductor Equipment — 0.5%
[e]	Broadcom, Inc., 3.187% due 11/15/2036	4,861,000	3,988,450
	Microchip Technology, Inc., 4.25% due 9/1/2025	11,300,000	11,272,880

156 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund  |  March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	Micron Technology, Inc.,
	4.663% due 2/15/2030	$1,186,000	$1,171,638
	6.75% due 11/1/2029	9,820,000	10,534,503
[e]	Qorvo, Inc., 3.375% due 4/1/2031	14,904,000	13,065,294
	SK Hynix, Inc.,
[e,f]	1.50% due 1/19/2026	4,400,000	4,288,900
[e,f]	6.25% due 1/17/2026	4,800,000	4,856,832
	Skyworks Solutions, Inc., 1.80% due 6/1/2026	1,160,000	1,117,521
			50,296,018
	SOFTWARE & SERVICES — 2.8%
	Information Technology Services — 1.0%
	Block Financial LLC, 2.50% due 7/15/2028	3,605,000	3,338,951
[e]	Boost Newco Borrower LLC, 7.50% due 1/15/2031	8,000,000	8,329,440
	Booz Allen Hamilton, Inc.,
[e]	3.875% due 9/1/2028	11,145,000	10,599,787
[e]	4.00% due 7/1/2029	7,440,000	7,014,506
	DXC Technology Co., 2.375% due 9/15/2028	11,657,000	10,633,166
	Genpact Luxembourg SARL/Genpact USA, Inc.,
[f]	1.75% due 4/10/2026	1,626,000	1,574,781
[f]	6.00% due 6/4/2029	4,424,000	4,584,812
	Global Payments, Inc.,
	1.20% due 3/1/2026	1,401,000	1,357,303
	5.30% due 8/15/2029	4,441,000	4,505,750
[e]	Insight Enterprises, Inc., 6.625% due 5/15/2032	4,700,000	4,743,005
[e]	Science Applications International Corp., 4.875% due 4/1/2028	33,305,000	31,846,241
[e]	Wipro IT Services LLC, 1.50% due 6/23/2026	3,953,000	3,804,762
	Internet Software & Services — 0.7%
[e]	Arches Buyer, Inc., 4.25% due 6/1/2028	19,319,000	17,637,474
[e]	Cogent Communications Group LLC, 7.00% due 6/15/2027	11,067,000	11,133,292
	eBay, Inc., 5.90% due 11/22/2025	3,650,000	3,673,178
	Prosus NV,
[e,f]	3.061% due 7/13/2031	656,000	565,426
[e,f]	4.193% due 1/19/2032	11,494,000	10,480,689
	Prosus NV (EUR),
[e]	1.288% due 7/13/2029	8,715,000	8,517,643
[e]	2.031% due 8/3/2032	7,000,000	6,499,811
	VeriSign, Inc., 5.25% due 6/1/2032	6,508,000	6,563,513
	Software — 1.1%
[e,f]	Constellation Software, Inc., 5.158% due 2/16/2029	9,218,000	9,345,761
	Fair Isaac Corp.,
[e]	4.00% due 6/15/2028	16,087,000	15,311,767
[e]	5.25% due 5/15/2026	20,710,000	20,701,302
	Fidelity National Information Services, Inc., 1.15% due 3/1/2026	2,000,000	1,939,060
[e]	GoTo Group, Inc.,5.50% due 5/1/2028	5,292,209	3,268,511
[e]	Infor LLC, 1.75% due 7/15/2025	2,250,000	2,226,398
	MSCI, Inc.,
[e]	3.875% due 2/15/2031	9,973,000	9,275,588
[e]	4.00% due 11/15/2029	6,289,000	6,007,882
	Open Text Corp.,
[e,f]	3.875% due 2/15/2028 - 12/1/2029	10,828,000	10,047,291
[e,f]	6.90% due 12/1/2027	18,395,000	19,040,848
	SS&C Technologies, Inc.,
[e]	5.50% due 9/30/2027	2,000,000	1,984,960
[e]	6.50% due 6/1/2032	6,700,000	6,776,782
	VMware LLC, 4.50% due 5/15/2025	4,040,000	4,037,738
			267,367,418

See notes to financial statements.	Semi-Annual Financial Statements | 157

Schedule of Investments, Continued

Thornburg Strategic Income Fund  |  March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	TECHNOLOGY HARDWARE & EQUIPMENT — 1.1%
	Electronic Equipment, Instruments & Components — 1.0%
	Avnet, Inc., 6.25% due 3/15/2028	$14,700,000	$15,210,384
	CDW LLC/CDW Finance Corp.,
	3.25% due 2/15/2029	5,238,000	4,901,092
	4.25% due 4/1/2028	8,103,000	7,949,367
	5.10% due 3/1/2030	9,391,000	9,383,393
	Flex Ltd.,
[f]	4.875% due 5/12/2030	4,671,000	4,625,505
[f]	6.00% due 1/15/2028	3,886,000	3,992,282
	Sensata Technologies BV,
[e,f]	4.00% due 4/15/2029	2,000,000	1,837,680
[e,f]	5.875% due 9/1/2030	9,175,000	8,851,581
[e]	Sensata Technologies, Inc., 6.625% due 7/15/2032	800,000	794,176
	TD SYNNEX Corp., 1.75% due 8/9/2026	10,068,000	9,649,775
	Vontier Corp.,
	1.80% due 4/1/2026	4,453,000	4,317,451
	2.40% due 4/1/2028	11,254,000	10,433,921
[e]	WESCO Distribution, Inc.,6.375% due 3/15/2029 - 3/15/2033	7,315,000	7,386,441
[e]	Zebra Technologies Corp., 6.50% due 6/1/2032	5,630,000	5,700,375
	Technology Hardware, Storage & Peripherals — 0.1%
	Dell International LLC/EMC Corp., 4.90% due 10/1/2026	3,464,000	3,476,955
	NetApp, Inc., 5.50% due 3/17/2032	9,933,000	10,011,868
			108,522,246
	TELECOMMUNICATION SERVICES — 0.7%
	Diversified Telecommunication Services — 0.1%
[e,f]	Sable International Finance Ltd., 7.125% due 10/15/2032	1,500,000	1,441,770
[e,f]	Videotron Ltd., 5.125% due 4/15/2027	7,150,000	7,141,205
	Virgin Media Secured Finance plc,
[e,f]	4.50% due 8/15/2030	1,500,000	1,318,950
[e,f]	5.50% due 5/15/2029	1,800,000	1,705,176
	Wireless Telecommunication Services — 0.6%
[e]	Crown Castle Towers LLC, 4.241% due 7/15/2048	455,000	444,236
[f,j]	Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., 12.00% due 5/25/2027 PIK	4,926,725	4,923,523
	T-Mobile USA, Inc.,
	2.25% due 2/15/2026 - 11/15/2031	13,747,000	11,969,549
	5.125% due 5/15/2032	8,935,000	8,991,916
	5.375% due 4/15/2027	2,965,000	2,961,620
[e,f]	Turkcell Iletisim Hizmetleri AS, 7.45% due 1/24/2030	20,850,000	21,037,650
[e,f]	Vmed O2 U.K. Financing I plc, 4.25% due 1/31/2031	7,818,000	6,731,063
			68,666,658
	TRANSPORTATION — 0.6%
	Air Freight & Logistics — 0.1%
	Ryder System, Inc.,
	5.25% due 6/1/2028	6,533,000	6,650,856
	5.65% due 3/1/2028	4,244,000	4,360,243
	Passenger Airlines — 0.3%
	American Airlines Pass-Through Trust, Series 2016-3 Class B, 3.75% due 4/15/2027	495,710	486,763
[e]	British Airways Pass-Through Trust, Series 2020-1 Class A, 4.25% due 5/15/2034	850,308	813,072
[e,f]	Pegasus Hava Tasimaciligi AS, 8.00% due 9/11/2031	24,600,000	24,355,968
	Transportation Infrastructure — 0.2%
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
[e]	5.35% due 3/30/2029	3,060,000	3,118,048
[e]	5.55% due 5/1/2028	9,940,000	10,169,614
[e]	5.75% due 5/24/2026	2,480,000	2,507,528
[e]	6.20% due 6/15/2030	2,400,000	2,540,160
			55,002,252

158 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund | March 31, 2025 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	UTILITIES — 5.4%
	Electric Utilities — 4.2%
	AEP Texas, Inc.,
	5.40% due 6/1/2033	$5,106,000	$5,137,198
	Series I, 2.10% due 7/1/2030	2,612,000	2,280,119
[e,f]	AES Espana BV, 5.70% due 5/4/2028	20,027,000	19,267,376
	Allegion U.S. Holding Co., Inc., 5.411% due 7/1/2032	4,659,000	4,726,043
	Alliant Energy Finance LLC,
[e]	1.40% due 3/15/2026	1,500,000	1,450,245
[e]	5.95% due 3/30/2029	3,415,000	3,536,711
	Ameren Corp., 5.375% due 3/15/2035	7,390,000	7,372,338
	American Electric Power Co., Inc., 5.699% due 8/15/2025	4,750,000	4,762,207
	Arizona Public Service Co., 5.70% due 8/15/2034	6,776,000	6,910,165
	Black Hills Corp.,
	2.50% due 6/15/2030	1,000,000	886,610
	5.95% due 3/15/2028	2,387,000	2,472,765
	6.15% due 5/15/2034	6,135,000	6,420,400
[e]	Boston Gas Co., 3.757% due 3/16/2032	6,140,000	5,591,268
	Comision Federal de Electricidad,
[e,f]	3.348% due 2/9/2031	16,177,000	13,787,495
[f]	5.00% due 9/29/2036	6,241,600	5,535,363
[e,f]	6.45% due 1/24/2035	4,000,000	3,846,320
	Dominion Energy, Inc.,
	5.00% due 6/15/2030	4,166,000	4,187,622
	5.375% due 11/15/2032	5,000,000	5,050,650
	5.45% due 3/15/2035	7,236,000	7,236,000
	DTE Energy Co.,
	4.875% due 6/1/2028	9,605,000	9,662,630
	5.20% due 4/1/2030	5,700,000	5,772,846
	Electricite de France SA,
[e,f]	5.65% due 4/22/2029	12,614,000	12,998,979
[e,f]	5.75% due 1/13/2035	25,825,000	26,190,940
	Enel Finance International NV,
[e,f]	2.125% due 7/12/2028	16,900,000	15,541,578
[e,f]	2.50% due 7/12/2031	1,951,000	1,674,348
[e,f]	5.00% due 6/15/2032	3,819,000	3,758,736
[e,f]	5.125% due 6/26/2029	9,739,000	9,834,929
[e,f]	7.50% due 10/14/2032	2,400,000	2,717,712
	Entergy Texas, Inc.,
	1.50% due 9/1/2026	5,866,000	5,617,282
	3.45% due 12/1/2027	3,000,000	2,902,860
	Evergy Kansas Central, Inc., 5.25% due 3/15/2035	3,912,000	3,920,528
	Evergy Metro, Inc., 4.95% due 4/15/2033	4,663,000	4,605,459
	Eversource Energy,
	5.125% due 5/15/2033	4,950,000	4,889,511
	5.45% due 3/1/2028	5,181,000	5,295,552
	FirstEnergy Pennsylvania Electric Co.,
[e]	5.15% due 3/30/2026	5,230,000	5,260,439
[e]	5.20% due 4/1/2028	1,475,000	1,496,756
	ITC Holdings Corp.,
[e]	2.95% due 5/14/2030	1,742,000	1,589,679
[e]	4.95% due 9/22/2027	4,910,000	4,944,812
[e]	5.40% due 6/1/2033	13,817,000	13,896,586
[e]	5.65% due 5/9/2034	21,000,000	21,378,840
[e]	Kentucky Power Co., 7.00% due 11/15/2033	17,064,000	18,291,584
[e]	Mid-Atlantic Interstate Transmission LLC, 4.10% due 5/15/2028	945,000	933,565
[e]	Monongahela Power Co., 3.55% due 5/15/2027	17,987,000	17,582,113
[e]	New York State Electric & Gas Corp., 5.65% due 8/15/2028	15,000,000	15,458,250
	NextEra Energy Capital Holdings, Inc., 5.749% due 9/1/2025	7,416,000	7,444,181
[e]	Niagara Mohawk Power Corp., 4.278% due 12/15/2028	7,700,000	7,578,571
	PPL Capital Funding, Inc., 5.25% due 9/1/2034	4,000,000	3,980,160
	Public Service Enterprise Group, Inc., 5.20% due 4/1/2029	9,543,000	9,720,977

See notes to financial statements.	Semi-Annual Financial Statements | 159

Schedule of Investments, Continued

Thornburg Strategic Income Fund | March 31, 2025 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	Puget Energy, Inc.,
	2.379% due 6/15/2028	$737,000	$684,747
	4.10% due 6/15/2030	6,876,000	6,562,248
	4.224% due 3/15/2032	8,255,000	7,670,794
	Southern Co.,
	3.25% due 7/1/2026	6,725,000	6,620,359
	5.113% due 8/1/2027	3,096,000	3,130,799
[d]	Series B, 4.00% (5-Yr. CMT + 3.730%) due 1/15/2051	4,460,000	4,401,440
	System Energy Resources, Inc., 6.00% due 4/15/2028	2,212,000	2,290,061
[e]	Toledo Edison Co., 2.65% due 5/1/2028	3,933,000	3,644,672
	Tucson Electric Power Co., 5.20% due 9/15/2034	8,325,000	8,271,720
	Virginia Electric & Power Co., 5.05% due 8/15/2034	5,961,000	5,900,913
	Xcel Energy, Inc., 5.45% due 8/15/2033	3,183,000	3,197,610
	Gas Utilities — 1.0%
[e,f]	APA Infrastructure Ltd., 5.125% due 9/16/2034	9,210,000	8,973,395
[e]	Brooklyn Union Gas Co., 3.407% due 3/10/2026	8,931,000	8,806,859
	CenterPoint Energy Resources Corp., 5.40% due 7/1/2034	6,427,000	6,491,013
[e,f]	ENN Clean Energy International Investment Ltd., 3.375% due 5/12/2026	9,524,000	9,341,806
[e]	KeySpan Gas East Corp., 5.994% due 3/6/2033	14,587,000	14,955,468
	NiSource, Inc., 5.25% due 3/30/2028	3,444,000	3,503,443
	Piedmont Natural Gas Co., Inc., 5.40% due 6/15/2033	4,945,000	5,006,318
	Southern Co. Gas Capital Corp., 5.15% due 9/15/2032	6,950,000	6,953,684
	Southwest Gas Corp.,
	2.20% due 6/15/2030	7,880,000	6,931,721
	4.05% due 3/15/2032	3,026,000	2,829,340
	5.80% due 12/1/2027	4,610,000	4,737,098
	Spire, Inc., 5.30% due 3/1/2026	12,927,000	12,999,908
	Multi-Utilities — 0.2%
[e,f]	Aegea Finance SARL, 9.00% due 1/20/2031	18,400,000	19,300,496
			518,603,210
	TOTAL CORPORATE BONDS (Cost $3,910,164,463)		3,897,761,621

	CONVERTIBLE BONDS — 0.2%

	FINANCIAL SERVICES — 0.1%
	Financial Services — 0.1%
[e]	Repay Holdings Corp., Zero Coupon due 2/1/2026	5,460,000	5,187,328
			5,187,328
	MEDIA & ENTERTAINMENT — 0.1%
	Media — 0.1%
	Comcast Holdings Corp. (Guaranty: Comcast Corp.), 2.00% due 10/15/2029	15,486,000	9,445,840
			9,445,840
	TOTAL CONVERTIBLE BONDS (Cost $14,979,106)		14,633,168

	LONG-TERM MUNICIPAL BONDS — 0.0%
	California (California Mtg Insurance) HFFA, 7.875% due 2/1/2026	450,000	451,166
	City of Detroit (Green Bond) GO, Series B, 2.511% due 4/1/2025	465,000	465,000
	New York Transportation Development Corp. (Research Foundation of State University of New York), 4.248% due 9/1/2035	2,175,000	2,113,358
	TOTAL LONG-TERM MUNICIPAL BONDS (Cost $3,089,551)		3,029,524

	OTHER GOVERNMENT — 2.7%
[e]	Albania Government International Bonds (EUR), 5.90% due 6/9/2028	9,800,000	11,072,318
	Australia Government Bonds (AUD), Series 166, 3.00% due 11/21/2033	36,873,000	20,881,238
	Brazil Notas do Tesouro Nacional (BRL), Series F, 10.00% due 1/1/2029	98,800,000	15,537,602
[e,f]	Corp. Financiera de Desarrollo SA, 5.95% due 4/30/2029	8,725,000	8,944,172
	Dominican Republic Central Bank Notes (DOP), 12.00% due 10/3/2025	575,220,000	9,092,287
	Dominican Republic International Bonds (DOP),
	9.75% due 6/5/2026	315,500,000	4,994,972
[e]	10.75% due 6/1/2036	1,009,000,000	16,542,527
	Egypt Government Bonds (EGP), Series 3Y, 23.865% due 6/4/2027	580,450,000	11,679,017

160 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund | March 31, 2025 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	Egypt Treasury Bills (EGP), due 6/3/2025	$1,050,000,000	$19,844,315
[e,f]	Finance Department Government of Sharjah, 3.625% due 3/10/2033	15,632,000	13,330,344
[e]	Finance Department Government of Sharjah (EUR), 4.625% due 1/17/2031	14,450,000	15,456,814
	Indonesia Treasury Bonds (IDR),
	Series 101, 6.875% due 4/15/2029	216,734,000,000	13,173,789
	Series FR82, 7.00% due 9/15/2030	45,000,000,000	2,741,848
	New Zealand Government Bonds (NZD), 3.50% due 4/14/2033	17,550,000	9,345,445
	Nigeria Government International Bonds,
[e,f]	7.625% due 11/28/2047	10,000,000	7,497,500
[e,f]	8.25% due 9/28/2051	4,300,000	3,363,245
[f]	Panama Bonos del Tesoro, 3.362% due 6/30/2031	12,610,000	10,270,088
[f]	Panama Government International Bonds, 2.252% due 9/29/2032	13,300,000	9,675,085
	Republic of Uzbekistan International Bonds (UZS),
[e]	15.50% due 2/25/2028	92,000,000,000	7,111,298
	16.25% due 10/12/2026	15,500,000,000	1,208,618
[e]	16.625% due 5/29/2027	95,500,000,000	7,574,724
[e,f]	Saudi Government International Bonds, 5.125% due 1/13/2028	18,000,000	18,218,160
	U.K. Gilts (GBP), 4.125% due 7/22/2029	15,218,000	19,591,005
	TOTAL OTHER GOVERNMENT (Cost $258,203,009)		257,146,411

	U.S. TREASURY SECURITIES — 13.6%
	U.S. Treasury Inflation-Indexed Bonds,
	1.50%, 2/15/2053	50,837,327	42,282,358
	1.75%, 1/15/2028	110,173,659	111,946,766
	2.125%, 2/15/2054	39,842,495	38,206,774
	U.S. Treasury Inflation-Indexed Notes,
	0.125%, 4/15/2025 - 1/15/2030	53,372,292	51,177,145
	1.25%, 4/15/2028	80,972,083	80,968,920
	1.75%, 1/15/2034	163,611,970	163,292,417
	U.S. Treasury Notes,
	1.375%, 11/15/2040	97,290,000	63,238,500
	2.75%, 8/15/2032	178,519,000	163,233,311
	2.875%, 5/15/2032	149,083,000	137,925,069
	4.00%, 2/15/2034	12,083,000	11,920,635
	4.25%, 11/15/2034	141,711,000	142,153,847
	4.50%, 11/15/2033	92,240,000	94,459,525
	U.S. Treasury Strip Coupon,
	5.007%, 11/15/2041	25,000,000	11,351,261
	6.233%, 5/15/2037	110,000,000	63,699,833
	6.351%, 11/15/2036	50,000,000	29,776,320
	7.105%, 8/15/2040	80,000,000	38,893,223
	7.357%, 8/15/2038	25,000,000	13,551,676
	7.374%, 8/15/2039	25,000,000	12,840,191
	7.438%, 8/15/2043	50,000,000	20,723,267
	7.691%, 11/15/2042	40,000,000	17,215,478
	TOTAL U.S. TREASURY SECURITIES (Cost $1,279,605,199)		1,308,856,516

	U.S. GOVERNMENT AGENCIES — 0.4%
[c,d,e]	Farm Credit Bank of Texas, Series 4, 5.70% (5-Yr. CMT + 5.420%), 9/15/2025	23,362,000	23,164,124
	Federal Home Loan Banks, 2.90%, 2/18/2037	22,380,000	18,447,834
	TOTAL U.S. GOVERNMENT AGENCIES (Cost $41,471,004)		41,611,958

	MORTGAGE BACKED — 27.5%
	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-G Class A, 4.875% due 6/25/2061	2,800,407	2,760,755
[d,e]	Series 2022-A Class A1, 3.50% due 10/25/2061	3,695,575	3,556,061
[d,e]	Series 2023-B Class A, 4.25% due 10/25/2062	9,041,471	8,827,053
[d,e]	Series 2023-C Class A1, 3.50% due 5/25/2063	9,467,557	8,910,139
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-1 Class B1, 4.025% due 12/25/2066	4,575,000	3,056,111
[d,e]	Series 2022-6 Class A3, 4.30% due 7/25/2067	3,914,401	3,709,546

See notes to financial statements.	Semi-Annual Financial Statements | 161

Schedule of Investments, Continued

Thornburg Strategic Income Fund | March 31, 2025 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

[d,e]	Series 2023-1 Class A1, 4.75% due 9/26/2067	$12,385,054	$12,318,210
[d,e]	Series 2023-2 Class A1, 4.65% due 10/25/2067	5,942,265	5,872,142
[d,e]	AOA Mortgage Trust, CMBS, Series 2021-1177 Class A, 5.309% (TSFR1M + 0.99%) due 10/15/2038	12,740,000	12,292,588
[d,e,f]	Arbor Realty Commercial Real Estate Notes Ltd., CMBS, Series 2022-FL1 Class A, 5.799% (SOFR30A + 1.45%) due 1/15/2037	12,886,491	12,878,436
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-1 Class A1, 3.805% due 1/25/2049	552,736	535,452
[d,e]	Series 2019-3 Class A1, 2.962% due 10/25/2048	1,138,347	1,068,950
[d,e]	Series 2021-1R Class A1, 1.175% due 10/25/2048	2,327,887	2,084,359
	ATLX Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2024-RPL1 Class A1, 3.85% due 4/25/2064	11,763,357	11,310,570
[d,e]	Series 2024-RPL2 Class A1, 3.85% due 4/25/2063	11,323,926	10,865,841
[d,e]	Barclays Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A3, 4.53% due 2/25/2062	13,011,336	12,437,926
	Barclays Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-NPL1 Class A, 2.00% due 11/25/2051	5,932,269	5,899,058
[d,e]	Series 2022-RPL1 Class A, 4.25% due 2/25/2028	15,088,065	14,883,111
[d]	Bear Stearns ARM Trust, Whole Loan Securities Trust CMO, Series 2003-6 Class 2B1, 7.48% due 8/25/2033	18,343	18,293
[d,e]	BPR Trust, CMBS, Series 2023-BRK2 Class A, 6.899% due 10/5/2038	4,250,000	4,414,847
[d,e]	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2024-NQM4 Class A1A, 4.35% due 1/25/2060	26,096,539	25,410,154
[e]	BXP Trust, CMBS, Series 2021-601L Class A, 2.618% due 1/15/2044	6,760,000	5,697,010
[e]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	5,080,000	4,570,774
	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-1 Class B4, 3.883% due 3/25/2050	680,314	582,026
[d,e]	Series 2019-1 Class B5, 3.883% due 3/25/2050	351,005	277,086
[d,e]	Series 2019-1 Class B6, 2.341% due 3/25/2050	521,093	321,404
[d,e]	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO, Series 2016-SH2 Class M4, 3.749% due 12/25/2045	2,062,600	1,864,321
	CHNGE Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-1 Class A1, 3.007% due 1/25/2067	17,708,355	16,707,143
[d,e]	Series 2022-1 Class B2, 4.555% due 1/25/2067	4,700,000	3,510,731
[d,e]	Series 2022-2 Class B2, 4.608% due 3/25/2067	7,015,000	4,992,562
[d,e]	Series 2023-1 Class A1, 7.065% due 3/25/2058	8,016,639	8,084,279
	CIM Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-INV1 Class A4, 4.00% due 8/25/2048	136,548	127,321
[d,e,g]	Series 2020-J1 Class AIO1, 0.439% due 10/25/2049	12,941,576	271,231
[d,e,g]	Series 2020-J1 Class AIO2, 0.50% due 10/25/2049	11,542,745	288,652
[d,e,g]	Series 2020-J1 Class AIOS, 0.20% due 10/25/2049	15,969,739	157,886
[d,e]	Series 2020-J1 Class B4, 3.439% due 10/25/2049	325,022	270,151
[d,e]	Series 2020-J1 Class B5, 3.439% due 10/25/2049	164,305	102,577
[d,e]	Series 2020-J1 Class B6, 3.439% due 10/25/2049	286,799	127,059
[d,e,g]	Series 2020-J2 Class AX1, 0.254% due 1/25/2051	98,124,501	1,438,054
[d,e,g]	Series 2020-J2 Class AXS, 0.21% due 1/25/2051	104,795,351	1,223,957
[d,e]	Series 2020-J2 Class B4, 2.754% due 1/25/2051	491,000	248,039
[d,e]	Series 2020-J2 Class B5, 2.754% due 1/25/2051	164,000	80,559
[d,e]	Series 2020-J2 Class B6, 2.754% due 1/25/2051	654,523	246,762
[d,e]	Series 2023-I1 Class M1, 7.076% due 4/25/2058	10,705,000	10,726,773
[d,e]	Series 2023-I2 Class A1, 6.639% due 12/25/2067	11,184,524	11,271,280
[d,e]	Series 2024-R1 Class A1, 4.75% due 6/25/2064	15,382,130	15,127,111
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d]	Series 2004-HYB2 Class B1, 6.386% due 3/25/2034	16,141	8,121
[d,e]	Series 2014-A Class A, 4.00% due 1/25/2035	297,866	288,810
[d,e]	Series 2020-EXP1 Class B1, 4.467% due 5/25/2060	1,180,900	964,931
[d,e]	Series 2020-EXP1 Class B2, 4.467% due 5/25/2060	770,600	591,389
[d,e]	Series 2020-EXP1 Class B3, 4.467% due 5/25/2060	386,242	234,176
[e,g]	Series 2020-EXP1 Class XS, due 5/25/2060	18,346,098	603,656
[d,e]	Series 2020-EXP2 Class B5, 4.124% due 8/25/2050	153,000	87,854
[d,e]	Series 2020-EXP2 Class B6, 4.124% due 8/25/2050	372,000	170,013
[d,e]	Series 2021-J1 Class B4, 2.609% due 4/25/2051	425,000	199,442
[d,e]	Series 2021-J1 Class B5, 2.609% due 4/25/2051	666,000	278,348
[d,e]	Series 2021-J1 Class B6, 2.609% due 4/25/2051	503,782	184,303
[d,e]	Series 2021-J2 Class A7A, 2.50% due 7/25/2051	11,471,314	10,027,191
[d,e]	Series 2021-J2 Class B4, 2.769% due 7/25/2051	2,281,541	1,124,562
[d,e]	Series 2021-J2 Class B5, 2.769% due 7/25/2051	623,000	296,578
[d,e]	Series 2021-J2 Class B6, 2.769% due 7/25/2051	1,247,350	454,350
[d,e]	Series 2021-J3 Class B4, 2.861% due 9/25/2051	1,032,000	547,451

162 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund | March 31, 2025 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

[d,e]	Series 2021-J3 Class B5, 2.861% due 9/25/2051	$173,000	$82,595
[d,e]	Series 2021-J3 Class B6, 2.861% due 9/25/2051	573,357	211,912
[d,e,g]	Series 2022-INV1 Class A5IX, 0.29% due 11/27/2051	185,588,350	3,062,078
[d,e]	Series 2022-INV1 Class B4, 3.29% due 11/27/2051	1,285,276	1,043,532
[d,e]	Series 2022-INV1 Class B6, 3.29% due 11/27/2051	3,240,199	1,509,308
[d,e]	Series 2022-J1 Class B4, 2.906% due 2/25/2052	700,598	352,988
[d,e]	Series 2022-J1 Class B5, 2.906% due 2/25/2052	527,000	241,915
[d,e]	Series 2022-J1 Class B6, 2.906% due 2/25/2052	1,404,735	527,806
[e]	Cogent Ipv4 LLC, CMBS, Series 2024-1A Class A2, 7.924% due 5/25/2054	9,000,000	9,383,227
[e]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	9,000,000	9,383,695
	Cross Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2023-H1 Class A1, 6.615% due 3/25/2068	6,492,713	6,552,302
[d,e]	Series 2024-H4 Class A1, 6.147% due 7/25/2069	11,052,408	11,152,037
	CSMC Trust, CMBS,
[e]	Series 2020-WEST Class A, 3.04% due 2/15/2035	22,257,500	18,979,247
[d,e]	Series 2021-BPNY Class A, 8.149% (TSFR1M + 3.83%) due 8/15/2026	13,086,792	12,165,394
	CSMC Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-AFC1 Class B2, 5.156% due 7/25/2049	2,366,448	2,167,016
[d,e,g]	Series 2021-AFC1 Class AIOS, 0.25% due 3/25/2056	44,815,787	372,383
[d,e]	Series 2021-AFC1 Class B3, 4.313% due 3/25/2056	146,228	101,352
[d,e,g]	Series 2021-AFC1 Class XS, 3.245% due 3/25/2056	46,037,391	8,769,202
[d,e]	Series 2021-NQM3 Class A1, 1.015% due 4/25/2066	2,104,918	1,760,735
[d,e]	Series 2021-NQM3 Class B2, 4.128% due 4/25/2066	2,650,000	1,960,928
[d,e]	Series 2021-NQM8 Class B2, 4.261% due 10/25/2066	3,478,650	2,871,897
[d,e]	Series 2022-ATH2 Class A1, 4.547% due 5/25/2067	4,846,718	4,825,780
[d,e]	Series 2022-NQM5 Class A3, 5.169% due 5/25/2067	3,334,876	3,283,437
[e]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	10,082,000	9,086,112
[d,e]	Deephaven Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A1, 0.715% due 5/25/2065	474,576	449,215
	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-2 Class A1, 2.739% due 11/25/2059	593,259	570,448
[d,e]	Series 2022-1 Class B2, 3.875% due 1/25/2067	6,901,000	4,859,859
[d,e]	FARM Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 4.712% due 10/1/2053	9,337,894	8,905,400
	Federal Home Loan Mtg Corp.,
[d]	Pool 1L0322, 5.927% (H15T1Y + 2.07%) due 2/1/2048	2,214,468	2,272,514
[d]	Pool 760025, 3.645% (5-Yr. CMT + 1.310%) due 10/1/2047	3,146,919	3,025,782
[d]	Pool 841097, 3.183% (5-Yr. CMT + 1.300%) due 9/1/2048	4,372,157	4,177,396
[d]	Pool 841355, 1.905% (2.16% - SOFR30A) due 11/1/2051	4,634,956	4,316,169
[d]	Pool 841362, 1.713% (2.15% - SOFR30A) due 2/1/2052	5,826,381	5,356,955
[d]	Pool 841377, 1.94% (2.24% - SOFR30A) due 4/1/2052	6,099,117	5,614,082
[d]	Pool 841463, 2.157% (2.18% - SOFR30A) due 7/1/2052	15,668,233	13,967,147
	Pool RE6097, 2.00% due 5/1/2051	11,737,444	9,183,371
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 5461 Class PA, 4.50% due 8/25/2054	29,486,876	28,729,500
	Series 5462 Class P, 4.50% due 10/25/2054	19,844,314	19,331,471
	Series 5469 Class QA, 4.50% due 11/25/2054	23,043,396	22,543,640
[d]	Series 5502 Class FH, 5.74% (SOFR30A + 1.40%) due 2/25/2055	22,961,876	23,082,026
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS,
[d,g]	Series KIR1 Class X, 1.01% due 3/25/2026	31,672,873	216,578
	Series KJ46 Class A2, 4.796% due 10/25/2031	10,518,000	10,714,052
[d]	Series KJ47 Class A2, 5.43% due 6/25/2031	7,257,000	7,564,873
	Series KJ48 Class A2, 5.028% due 10/25/2031	18,483,000	19,018,751
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
	Series 2020-2 Class MA, 2.00% due 11/25/2059	2,396,459	2,157,215
	Series 2020-3 Class MTU, 2.50% due 5/25/2060	27,897,552	22,662,218
	Series 2022-1 Class MTU, 3.25% due 11/25/2061	20,954,138	18,080,225
	Series 2024-1 Class MT, 3.00% due 11/25/2063	9,727,035	8,205,347
	Series 2024-2 Class MT, 3.50% due 5/25/2064	13,554,526	11,819,771
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RA7373, 3.00% due 5/1/2052	3,010,439	2,626,087
	Pool RB5077, 2.00% due 10/1/2040	34,509,014	29,638,231
	Pool SD1374, 3.00% due 3/1/2052	7,729,105	6,706,743
	Pool SD1588, 5.00% due 9/1/2052	4,812,650	4,767,994
	Pool SD1626, 5.00% due 10/1/2052	7,039,756	6,974,953

See notes to financial statements.	Semi-Annual Financial Statements | 163

Schedule of Investments, Continued

Thornburg Strategic Income Fund | March 31, 2025 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	Pool SD3632, 2.50% due 7/1/2052	$35,393,009	$29,499,095
	Pool SD4175, 2.50% due 6/1/2052	101,250,605	84,389,582
	Pool SD4176, 3.00% due 9/1/2052	109,661,038	95,269,989
	Pool SD5171, 2.50% due 1/1/2054	32,869,149	27,395,528
	Pool SD6509, 6.00% due 8/1/2054	26,827,626	27,350,494
	Pool SD8140, 2.00% due 4/1/2051	32,926,381	26,332,516
	Pool SD8189, 2.50% due 1/1/2052	17,293,092	14,421,779
	Pool SD8225, 3.00% due 7/1/2052	14,994,398	13,024,906
	Pool SD8367, 5.50% due 10/1/2053	15,398,371	15,394,597
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
[d,e]	Series 2017-SC01 Class M1, 3.645% due 12/25/2046	198,971	195,147
[d,e]	Series 2017-SC02 Class M1, 3.859% due 5/25/2047	47,391	46,685
	Federal National Mtg Assoc.,
[d]	Pool BH4523, 2.02% (5-Yr. CMT + 1.150%) due 4/1/2047	4,599,005	4,370,056
[d]	Pool BH4524, 2.562% (5-Yr. CMT + 1.150%) due 6/1/2046	9,157,983	8,726,936
	Pool BL8603, 2.07% due 10/1/2050	11,367,317	7,951,033
[d]	Pool BM6885, 1.612% (2.19% - SOFR30A) due 12/1/2051	6,823,757	6,279,613
	Pool BM6899, 2.50% due 1/1/2052	10,209,322	8,395,681
[d]	Pool BM6929, 1.925% (2.13% - SOFR30A) due 7/1/2051	6,603,935	6,178,545
[d]	Pool BO9998, 2.747% (H15T1Y + 2.03%) due 3/1/2048	3,531,229	3,447,649
	Pool BS1289, 2.17% due 3/1/2051	15,900,621	10,838,839
[d]	Pool BU9934, 1.838% (2.37% - SOFR30A) due 2/1/2052	13,996,038	12,343,189
	Pool BZ3061, 5.26% due 2/1/2030	29,454,000	30,101,911
[d]	Pool CB2214, 1.523% (2.20% - SOFR30A) due 11/1/2051	7,372,298	6,800,604
	Federal National Mtg Assoc., CMO REMIC,
	Series 2024-25 Class VB, 5.50% due 3/25/2035	13,874,060	14,119,311
	Series 2024-70 Class MP, 4.50% due 10/25/2054	21,464,651	20,945,101
	Federal National Mtg Assoc., UMBS Collateral,
	Pool BV4119, 2.50% due 3/1/2052	49,780,932	41,491,032
	Pool BW8669, 5.00% due 9/1/2052	4,713,493	4,629,959
	Pool CB2301, 3.00% due 12/1/2051	37,498,851	32,532,633
	Pool CB3050, 2.50% due 3/1/2052	24,176,086	20,150,100
	Pool CB3880, 5.00% due 6/1/2052	2,589,026	2,566,005
	Pool FS5447, 2.50% due 9/1/2052	36,716,239	30,688,292
	Pool FS6130, 2.50% due 7/1/2052	143,288,383	119,426,910
	Pool FS6157, 3.00% due 9/1/2052	121,179,767	105,305,297
	Pool FS7577, 2.50% due 1/1/2054	28,124,720	23,441,178
	Pool FS7757, 2.50% due 2/1/2052	27,008,243	22,499,473
	Pool FS7879, 2.50% due 7/1/2052	19,928,553	16,586,019
	Pool FS9157, 2.00% due 5/1/2042	32,536,763	27,726,213
	Pool MA5138, 5.50% due 9/1/2053	8,614,852	8,623,078
	Pool MA5139, 6.00% due 9/1/2053	7,344,099	7,470,907
	Pool MA5166, 6.00% due 10/1/2053	14,271,937	14,517,262
	First Republic Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e,g]	Series 2020-1 Class A2IO, 1.242% due 4/25/2050	112,867,221	2,928,521
[d,e]	Series 2020-1 Class B3, 2.882% due 4/25/2050	1,406,484	1,236,159
[d,e]	Series 2020-1 Class B4, 2.882% due 4/25/2050	1,325,000	1,109,012
[d,e]	Series 2020-1 Class B6, 2.882% due 4/25/2050	755,000	508,973
	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2017-1 Class 2A2, 3.00% due 3/25/2047	166,354	153,059
[d,e]	Series 2018-3INV Class B4, 4.447% due 5/25/2048	4,901,176	4,460,720
[d,e]	Series 2019-2 Class B3, 4.00% due 12/25/2049	3,431,764	3,012,613
[d,e,g]	Series 2020-2 Class AX1, 0.66% due 8/25/2050	23,189,894	733,091
[d,e,g]	Series 2020-2 Class AX2, 0.50% due 8/25/2050	3,974,126	97,680
[d,e]	Series 2020-2 Class B4, 3.66% due 8/25/2050	197,940	168,940
[d,e]	Series 2020-2 Class B5, 3.66% due 8/25/2050	591,109	495,314
[d,e]	Series 2020-2 Class B6C, 3.277% due 8/25/2050	790,087	441,377
[d,e,g]	Series 2021-13IN Class AX1, 0.174% due 12/30/2051	155,717,556	1,506,396
[d,e,g]	Series 2021-13IN Class AX17, 0.18% due 12/30/2051	12,873,556	139,195
[d,e,g]	Series 2021-13IN Class AX4, 0.50% due 12/30/2051	11,774,279	353,636
[d,e]	Series 2021-13IN Class B4, 3.354% due 12/30/2051	2,489,110	2,016,362
[d,e]	Series 2021-13IN Class B5, 3.354% due 12/30/2051	453,765	341,689
[d,e]	Series 2021-13IN Class B6C, 3.283% due 12/30/2051	3,955,000	2,476,969

164 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund | March 31, 2025 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

[d,e]	FREMF Mortgage Trust, CMBS, Series 2016-KF24 Class B, 9.467% (SOFR30A + 5.11%) due 10/25/2026	$288,222	$280,816
	GCAT Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-NQM3 Class A1, 3.686% due 11/25/2059	446,479	433,995
[d,e]	Series 2021-CM1 Class A, 2.469% due 4/25/2065	2,226,009	2,122,690
[d,e]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	5,982,333	5,372,792
[d,e]	Series 2021-NQM1 Class M1, 2.316% due 1/25/2066	6,112,000	4,225,691
[d,e]	Series 2021-NQM4 Class A1, 1.093% due 8/25/2066	3,301,893	2,620,131
[d,e]	Series 2023-NQM4 Class A1, 4.25% due 5/25/2067	17,332,908	16,212,006
[d,e]	Glebe Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 8.099% due 11/29/2028	27,887,821	27,955,490
[d,e,f]	Greystone Commercial Real Estate Notes Ltd., CMBS, Series 2021-FL3 Class A, 5.454% (TSFR1M + 1.13%) due 7/15/2039	8,800,538	8,778,540
[d,e]	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO, Series 2023-CCM1 Class A1, 6.65% due 8/25/2053	9,575,956	9,613,959
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,e,g]	Series 2020-INV1 Class A11X, 3.385% due 10/25/2050	825,750	124,846
[d,e,g]	Series 2020-INV1 Class A12X, 2.902% due 10/25/2050	9,887,121	1,281,307
[d,e,g]	Series 2020-INV1 Class AIOS, 0.19% due 10/25/2050	54,794,360	390,344
[d,e,g]	Series 2020-INV1 Class AX1, due 10/25/2050	36,014,468	360
[d,e,g]	Series 2020-INV1 Class AX2, 0.402% due 10/25/2050	1,781,881	23,593
[d,e,g]	Series 2020-INV1 Class AX4, 0.919% due 10/25/2050	1,918,174	58,612
[d,e]	Series 2020-INV1 Class B4, 3.821% due 10/25/2050	1,201,300	1,037,417
[d,e]	Series 2020-INV1 Class B5, 3.821% due 10/25/2050	1,204,143	1,048,083
[d,e]	Series 2020-INV1 Class B6, 3.821% due 10/25/2050	2,934,686	1,936,533
[d,e,g]	Series 2020-INV1 Class BX, 0.321% due 10/25/2050	13,706,429	228,082
[d,e,g]	Series 2020-PJ3 Class A11X, 3.50% due 10/25/2050	2,129,401	273,055
[d,e]	Series 2023-PJ2 Class A4, 5.50% due 5/25/2053	6,365,384	6,316,873
[d,e]	Series 2024-RPL2 Class A1, 3.75% due 7/25/2061	5,924,846	5,713,651
[d,e]	Series 2024-RPL4 Class A1, 3.90% due 9/25/2061	5,267,484	5,086,276
	Harvest Commercial Capital Loan Trust, CMBS, Series 2024-1 Class A, 6.164% due 10/25/2056	20,003,926	20,705,310
[d,e]	HOMES Trust, Whole Loan Securities Trust CMO, Series 2024-NQM1 Class A1, 5.915% due 7/25/2069	9,218,460	9,273,231
[d,e]	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class B3, 6.077% due 5/25/2065	21,906,281	20,887,269
	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-1 A Class A1, 5.082% due 7/25/2067	4,716,362	4,676,079
[d,e]	Series 2024-RTL1 Class A1, 7.12% due 7/25/2029	22,320,000	22,463,352
[d,e]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 2.943% due 12/10/2041	5,870,000	5,326,085
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-NQM3 Class B2, 4.128% due 11/25/2056	5,408,000	4,010,159
[d,e]	Series 2021-NQM4 Class A1, 2.091% due 1/25/2057	3,662,508	3,160,686
[d,e]	Series 2021-NQM4 Class B2, 4.10% due 1/25/2057	2,500,000	1,825,454
[d,e]	Series 2022-NQM1 Class A1, 2.493% due 2/25/2067	13,842,100	12,480,137
[d,e]	Series 2022-NQM2 Class B2, 4.20% due 3/25/2067	15,600,000	10,800,484
[d,e]	Series 2022-NQM4 Class A1, 4.767% due 6/25/2067	11,322,791	11,274,644
[d,e]	Series 2022-NQM4 Class A3, 5.04% due 6/25/2067	3,429,632	3,327,407
[d,e]	Series 2022-NQM6 Class A1, 6.819% due 10/25/2067	7,389,892	7,398,471
	JP Morgan Chase Commercial Mortgage Securities Trust, CMBS,
[d,e]	Series 2025-BHR5 Class A, 5.993% (TSFR1M + 1.69%) due 3/15/2040	3,800,000	3,777,814
[d,e]	Series 2025-BHR5 Class B, 6.442% (TSFR1M + 2.14%) due 3/15/2040	10,300,000	10,239,862
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2015-4 Class B4, 3.516% due 6/25/2045	830,166	590,180
[d,e]	Series 2017-5 Class B6, 5.011% due 10/26/2048	3,073,715	2,272,135
[d,e]	Series 2019-8 Class B4, 4.156% due 3/25/2050	3,166,080	2,897,036
[d,e,g]	Series 2020-3 Class AX1, 0.135% due 8/25/2050	8,189,478	37,052
[d,e,g]	Series 2020-4 Class A11X, 0.816% (5.14% - TSFR1M) due 11/25/2050	1,679,502	52,901
[d,e,g]	Series 2020-4 Class A3X, 0.50% due 11/25/2050	7,613,740	185,924
[d,e,g]	Series 2020-4 Class AX1, 0.084% due 11/25/2050	28,122,413	90,101
[d,e,g]	Series 2020-4 Class AX3, 3.50% due 11/25/2050	778,029	134,748
[d,e,g]	Series 2020-4 Class AX4, 0.55% due 11/25/2050	1,795,667	48,181
[d,e]	Series 2020-4 Class B4, 3.634% due 11/25/2050	1,242,480	1,061,688
[d,e]	Series 2020-4 Class B5, 3.634% due 11/25/2050	572,971	441,586
[d,e]	Series 2020-4 Class B6, 3.083% due 11/25/2050	1,054,996	502,889
[d,e]	Series 2020-7 Class B4, 3.501% due 1/25/2051	587,445	496,868
[d,e]	Series 2020-7 Class B5, 3.501% due 1/25/2051	409,783	258,819
[d,e]	Series 2020-7 Class B6, 3.413% due 1/25/2051	588,627	269,019
[d,e]	Series 2020-LTV1 Class B3A, 3.753% due 6/25/2050	2,622,764	2,308,880
[d,e]	Series 2021-11 Class B5, 3.02% due 1/25/2052	2,246,005	1,724,346

See notes to financial statements.	Semi-Annual Financial Statements | 165

Schedule of Investments, Continued

Thornburg Strategic Income Fund | March 31, 2025 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

[d,e]	Series 2021-11 Class B6, 2.729% due 1/25/2052	$2,570,903	$1,315,920
[d,e]	Series 2021-LTV2 Class A1, 2.52% due 5/25/2052	11,952,482	9,856,136
[d,e]	Series 2022- LTV1 Class A1, 3.25% due 7/25/2052	15,610,588	13,328,054
[d,e]	Series 2022-2 Class B4, 3.126% due 8/25/2052	3,130,467	2,313,461
[d,e]	Series 2022-2 Class B5, 3.126% due 8/25/2052	1,665,063	1,051,537
[d,e]	Series 2022-2 Class B6, 2.222% due 8/25/2052	1,813,305	721,041
[d,e]	Series 2022-3 Class B4, 3.101% due 8/25/2052	2,572,091	1,954,251
[d,e]	Series 2022-3 Class B5, 3.101% due 8/25/2052	1,636,446	775,734
[d,e]	Series 2022-3 Class B6, 2.271% due 8/25/2052	1,460,644	580,794
[d,e]	Series 2022-DSC1 Class A1, 4.75% due 1/25/2063	7,596,684	7,402,037
[d,e]	Series 2023-1 Class A2, 5.50% due 6/25/2053	6,124,799	6,075,685
[d,e]	Series 2023-3 Class A4B, 5.50% due 10/25/2053	7,372,007	7,351,621
[d,e]	Series 2025-CCM1 Class A4, 5.50% due 6/25/2055	23,808,753	23,612,201
[d,e]	JP Morgan Wealth Management, Whole Loan Securities Trust CMO, Series 2021-CL1 Class M1, 5.64% (SOFR30A + 1.30%) due 3/25/2051	3,822,372	3,732,389
[d,e]	LEX Mortgage Trust, CMBS, Series 2024-BBG Class A, 4.874% due 10/13/2033	5,400,000	5,361,097
[e]	Manhattan West Mortgage Trust, CMBS, Series 2020-1MW Class A, 2.13% due 9/10/2039	3,698,000	3,447,764
	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO,
[d,e,g]	Series 2021-INV2 Class AX1, 0.116% due 8/25/2051	93,046,396	433,540
[d,e,g]	Series 2021-INV2 Class AX4, 0.70% due 8/25/2051	6,375,373	265,859
[d,e]	Series 2021-INV2 Class B5, 3.316% due 8/25/2051	305,295	229,524
[d,e]	Series 2021-INV2 Class B6, 2.274% due 8/25/2051	1,476,725	769,469
[d,e,g]	Series 2021-INV3 Class AX1, 0.159% due 10/25/2051	112,662,787	809,730
[d,e,g]	Series 2021-INV3 Class AX4, 0.55% due 10/25/2051	9,164,127	247,234
[d,e]	Series 2021-INV3 Class B5, 3.209% due 10/25/2051	421,829	315,060
[d,e]	Series 2021-INV3 Class B6, 3.151% due 10/25/2051	1,873,144	999,390
[d]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 5.584% due 8/25/2034	35,135	33,107
[d,e]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	276,166	270,776
	MFA Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2020-NQM3 Class M1, 2.654% due 1/26/2065	800,000	697,035
[d,e]	Series 2021-INV1 Class A1, 0.852% due 1/25/2056	2,055,470	1,916,794
[d,e]	Series 2021-INV2 Class A1, 1.906% due 11/25/2056	7,407,667	6,404,204
[d,e]	Series 2022-CHM1 Class A1, 4.875% due 9/25/2056	6,783,167	6,667,564
[d,e]	Series 2022-INV1 Class A3, 4.25% due 4/25/2066	4,950,000	4,348,969
[d,e]	Series 2022-NQM2 Class A1, 4.00% due 5/25/2067	16,490,266	15,798,833
[d,e]	Series 2022-NQM3 Class A1, 5.57% due 9/25/2067	6,735,030	6,717,417
[d]	Series 2024-NPL1 Class A1, 6.33% due 9/25/2054	9,468,756	9,481,825
[d,e]	Series 2024-RPL1 Class A1, 4.25% due 2/25/2066	13,219,098	12,566,911
[d,e]	Mill City Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2023-NQM1 Class A1, 6.05% due 10/25/2067	15,873,957	15,884,210
[d,e]	Mill City Securities Ltd., Whole Loan Securities Trust CMO, Series 2024-RS1 Class A1, 3.00% due 11/1/2069	14,704,328	13,661,658
[e]	Morgan Stanley Capital I Trust, CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	14,773,351	15,282,924
	Morgan Stanley Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2024-NQM1 Class A1, 6.152% due 12/25/2068	14,171,982	14,284,243
[d]	Series 2024-RPL1 Class A1, 4.00% due 6/25/2064	21,374,299	20,750,622
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2017-3A Class A1, 4.00% due 4/25/2057	691,505	665,020
[d,e]	Series 2017-4A Class A1, 4.00% due 5/25/2057	584,646	559,269
[d,e]	Series 2017-5A Class A1, 5.935% (TSFR1M + 1.61%) due 6/25/2057	322,856	326,445
[d,e]	Series 2017-6A Class A1, 4.00% due 8/27/2057	304,288	293,774
[d,e]	Series 2018-1A Class A1A, 4.00% due 12/25/2057	577,225	559,758
[d,e,g]	Series 2021-INV1 Class AX1, 0.746% due 6/25/2051	93,081,245	3,384,443
[d,e]	Series 2021-INV1 Class B5, 3.246% due 6/25/2051	1,141,753	909,230
[d,e]	Series 2021-INV1 Class B6, 3.219% due 6/25/2051	2,009,080	1,191,127
[d,e]	Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	16,150,201	14,979,974
[d,e]	Series 2024-RPL1 Class A, 3.80% due 1/25/2064	14,352,355	13,538,575
[d,e]	Series 2024-RTL1 Class A1, 6.664% due 3/25/2039	10,000,000	10,101,416
[d,e]	NRM FHT1 Excess Owner LLC, Whole Loan Securities Trust CMO, Series 2025-FHT1 Class A, 6.545% due 3/25/2032	8,875,000	8,808,523
[e]	NYC Commercial Mortgage Trust, CMBS, Series 2021-909 Class A, 2.941% due 4/10/2043	4,450,000	3,758,627
[d,e]	NYMT Loan Trust, Whole Loan Securities Trust CMO, Series 2024-BPL2 Class A1, 6.509% due 5/25/2039	11,000,000	11,122,649
	OBX Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-NQM2 Class A1, 1.101% due 5/25/2061	5,178,046	4,204,291
[d,e]	Series 2021-NQM4 Class A1, 1.957% due 10/25/2061	14,003,688	11,768,742
[d,e]	Series 2024-NQM11 Class A1, 5.875% due 6/25/2064	11,950,850	12,018,414

166 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund | March 31, 2025 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

[e]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	$25,449,348	$22,716,088
[d,e]	OSAT Trust, Whole Loan Securities Trust CMO, Series 2021-RPL1 Class A1, 5.116% due 5/25/2065	19,147,730	19,113,394
[d,e]	PRET LLC, Whole Loan Securities Trust CMO, Series 2021-RN3 Class A1, 4.843% due 9/25/2051	8,651,593	8,613,407
[d,e]	PRET Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 3.90% due 10/25/2063	4,979,616	4,755,447
	PRKCM Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-AFC1 Class A1, 1.51% due 8/25/2056	3,909,111	3,259,502
[d,e]	Series 2021-AFC1 Class B2, 3.95% due 8/25/2056	2,729,000	1,908,413
[d,e]	Series 2024-HOME1 Class A1, 6.431% due 5/25/2059	6,054,133	6,130,593
	PRPM LLC, Whole Loan Securities Trust CMO,
[d,e]	Series 2024-1 Class A1, 6.959% due 2/25/2029	8,863,177	8,881,301
[d,e]	Series 2024-RPL2 Class A1, 3.50% due 5/25/2054	9,018,631	8,672,188
	PRPM Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-INV1 Class A1, 4.40% due 4/25/2067	23,735,533	23,633,054
[d,e]	Series 2022-INV1 Class A3, 4.426% due 4/25/2067	7,974,485	7,692,908
[d,e]	Series 2022-NQM1 Class A1, 5.50% due 8/25/2067	7,792,739	7,770,235
[d,e]	Radian Mortgage Capital Trust, Whole Loan Securities Trust CMO, Series 2024-J2 Class A16, 5.50% due 3/25/2055	15,015,374	14,892,259
	Rate Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-J1 Class A9, 2.50% due 1/25/2052	11,555,871	10,031,717
[d,e]	Series 2024-J4 Class A5, 5.50% due 12/25/2054	27,730,421	27,707,407
[d,e]	Redwood Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 7.745% due 12/25/2054	9,317,065	9,311,563
[e]	ROCK Trust, CMBS, Series 2024-CNTR Class A, 5.388% due 11/13/2041	11,400,000	11,485,500
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A1C, 2.00% due 9/25/2030	5,073,430	4,658,107
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2015-4 Class B4, 3.11% due 11/25/2030	1,686,000	1,564,427
[d,e]	Series 2016-3 Class B3, 3.602% due 11/25/2046	2,156,371	1,657,193
[d,e]	Series 2017-7 Class B3, 3.724% due 10/25/2047	1,228,503	1,085,919
[d,e]	Series 2018-7 Class B4, 4.25% due 9/25/2048	1,802,000	1,466,907
[d,e]	Series 2021-9 Class A1, 2.50% due 1/25/2052	12,658,851	10,323,894
[d,e]	Series 2023-3 Class A1, 6.00% due 9/25/2053	7,035,351	7,073,072
[d,e]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.584% (TSFR1M + 1.26%) due 5/15/2038	8,727,000	8,618,458
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-3 Class A1, 2.703% due 9/25/2059	13,767	13,658
[d,e,g]	Series 2019-3 Class AIOS, 0.375% due 9/25/2059	10,820,812	154,469
[d,e]	Series 2019-3 Class B2, 5.663% due 9/25/2059	1,978,000	1,765,858
[d,e]	Series 2019-3 Class B3, 6.29% due 9/25/2059	842,000	706,741
[e]	Series 2019-3 Class XS1, due 9/25/2059	10,652,190	107
[e]	Series 2019-3 Class XS2, due 9/25/2059	10,119,478	548,169
[d,e]	Series 2020-2 Class A3, 1.895% due 5/25/2065	852,120	786,081
[d,e]	Series 2021-2 Class A1, 1.737% due 12/25/2061	5,688,656	4,741,705
[d,e]	Series 2022-1 Class B2, 3.967% due 3/27/2062	4,204,000	2,947,986
[d,e]	Shellpoint Co-Originator Trust, Whole Loan Securities Trust CMO, Series 2016-1 Class B4, 3.536% due 11/25/2046	2,296,780	1,796,209
[d,e,i]	SKY Trust, CMBS, Series 2025-LINE Class A, 6.915% (TSFR1M + 2.59%) due 4/15/2030	19,720,000	19,670,700
[e]	SLG Office Trust, CMBS, Series 2021-OVA Class A, 2.585% due 7/15/2041	18,658,000	16,043,033
[d,e]	Spruce Hill Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-SH1 Class A1A, 4.10% due 7/25/2057	5,092,284	4,861,171
[d,e]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2021-5 Class A1, 1.92% due 9/25/2066	13,905,290	11,575,074
	TIAA Bank Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-2 Class B3, 3.656% due 7/25/2048	2,305,123	2,068,324
[d,e]	Series 2018-2 Class B4, 3.656% due 7/25/2048	2,040,000	1,378,467
[d,e]	Toorak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-RRTL1 Class A1, 6.597% due 2/25/2039	11,200,000	11,279,877
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-2 Class A1, 3.25% due 3/25/2058	764,580	750,979
[d,e]	Series 2025-R1 Class A1, 4.00% due 11/27/2057	17,940,982	15,889,187
[d,e]	TRK Trust, Whole Loan Securities Trust CMO, Series 2022-INV2 Class A1, 4.35% due 6/25/2057	9,642,708	9,374,179
[d,e]	Visio Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class M1, 6.015% due 8/25/2057	10,000,000	9,967,379
	Vista Point Securitization Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2020-1 Class A3, 3.201% due 3/25/2065	6,916,219	6,791,909
[d,e]	Series 2020-2 Class A2, 1.986% due 4/25/2065	728,152	696,419
[d,e]	VOLT C LLC, Whole Loan Securities Trust CMO, Series 2021-NPL9 Class A1, 4.992% due 5/25/2051	8,491,144	8,487,077
[d,e]	WB Commercial Mortgage Trust, CMBS, Series 2024-HQ Class A, 5.541% due 3/15/2040	4,050,000	4,069,149
	Wells Fargo Commercial Mortgage Trust, CMBS,
	Series 2016-C34 Class A2, 2.603% due 6/15/2049	563,539	555,687
[d,e]	Series 2018-1745 Class A, 3.749% due 6/15/2036	4,000,000	3,639,122

See notes to financial statements.	Semi-Annual Financial Statements | 167

Schedule of Investments, Continued

Thornburg Strategic Income Fund | March 31, 2025 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,e,g]	Series 2021-INV1 Class AIO2, 0.50% due 8/25/2051	$82,250,868	$2,392,505
[d,e]	Series 2021-INV1 Class B4, 3.312% due 8/25/2051	1,594,302	1,283,442
[d,e]	Series 2021-INV1 Class B5, 3.312% due 8/25/2051	1,279,344	1,008,751
[d,e]	Series 2021-INV1 Class B6, 3.312% due 8/25/2051	973,763	450,942
	TOTAL MORTGAGE BACKED (Cost $2,627,728,049)		2,639,281,411

	LOAN PARTICIPATIONS — 1.6%

	CAPITAL GOODS — 0.2%
	Aerospace & Defense — 0.2%
[k,l]	Dynasty Acquisition Co., Inc., 6.325% (SOFR + 2.00%) due 10/31/2031	14,568,550	14,517,268
			14,517,268
	COMMERCIAL & PROFESSIONAL SERVICES — 0.2%
	Commercial Services & Supplies — 0.2%
[l]	Imagefirst Holdings LLC, due 3/12/2032	19,900,000	19,825,375
	Professional Services — 0.0%
[k]	CACI International, Inc., 6.073% - 6.075% (SOFR + 1.75%) due 10/30/2031	3,491,250	3,471,629
			23,297,004
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 0.1%
	Specialty Retail — 0.1%
[k,l]	Belron Finance 2019 LLC, 7.052% (SOFR + 2.75%) due 10/16/2031	5,995,000	5,976,296
			5,976,296
	CONSUMER DURABLES & APPAREL — 0.2%
	Textiles, Apparel & Luxury Goods — 0.2%
[k,l]	ABG Intermediate Holdings 2 LLC, 8.75% (PRIME + 1.25%) due 2/13/2032	15,000,000	14,818,800
[k]	Champ Acquisition Corp., 8.799% (SOFR + 4.50%) due 11/25/2031	1,987,500	1,996,603
			16,815,403
	CONSUMER SERVICES — 0.2%
	Commercial Services & Supplies — 0.1%
[k]	GEO Group, Inc., 9.577% (SOFR + 5.25%) due 4/13/2029	3,564,696	3,598,561
	Hotels, Restaurants & Leisure — 0.1%
[k]	Aramark Services, Inc., 6.325% (SOFR + 2.00%) due 6/22/2030	4,838,750	4,831,685
[k]	Life Time Fitness, Inc., 6.796% (SOFR + 2.50%) due 11/5/2031	1,995,000	1,989,015
[k]	TKC Holdings, Inc., 9.319% (SOFR + 5.00%) due 5/15/2028	4,404,407	4,353,008
			14,772,269
	FINANCIAL SERVICES — 0.1%
	Capital Markets — 0.1%
[l]	Corpay Technologies Operating Co. LLC, due 4/28/2028	8,000,000	7,972,480
			7,972,480
	FOOD, BEVERAGE & TOBACCO — 0.1%
	Beverages — 0.1%
[l]	Celsius Holdings, Inc., due 3/4/2032	12,000,000	12,015,000
			12,015,000
	HEALTH CARE EQUIPMENT & SERVICES — 0.1%
	Health Care Providers & Services — 0.1%
[k,l]	Select Medical Corp., 6.325% (SOFR + 2.00%) due 12/3/2031	8,485,000	8,463,788
			8,463,788
	HOUSEHOLD & PERSONAL PRODUCTS — 0.1%
	Household Products — 0.1%
[l]	Energizer Holdings, Inc., due 3/13/2032	7,250,000	7,231,875
			7,231,875

168 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund | March 31, 2025 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	MATERIALS — 0.1%
	Chemicals — 0.1%
[k]	TPC Group, Inc., 9.952% (SOFR + 5.75%) due 12/16/2031	$13,000,000	$12,718,290
			12,718,290
	MEDIA & ENTERTAINMENT — 0.0%
	Media — 0.0%
[k]	Century De Buyer LLC, 7.787% (SOFR + 3.50%) due 10/30/2030	3,473,794	3,471,640
[k]	DirecTV Financing LLC, 9.552% (SOFR + 5.00%) due 8/2/2027	1,164,206	1,164,369
			4,636,009
	SOFTWARE & SERVICES — 0.1%
	Information Technology Services — 0.0%
[k]	Boost Newco Borrower LLC, 6.299% (SOFR + 2.00%) due 1/31/2031	2,992,500	2,969,129
	Internet Software & Services — 0.1%
[k]	Titan AcquisitionCo New Zealand Ltd., 8.561% (SOFR + 4.00%) due 10/18/2028	7,236,200	7,213,623
			10,182,752
	TECHNOLOGY HARDWARE & EQUIPMENT — 0.1%
	Communications Equipment — 0.0%
[k]	GoTo Group, Inc., 9.189% (SOFR + 4.75%) due 4/28/2028	5,049,626	3,309,020
	Technology Hardware, Storage & Peripherals — 0.1%
[k]	Xerox Holdings Corp., 8.217% - 8.325% (SOFR + 4.00%) due 11/17/2029	11,250,000	10,698,075
			14,007,095
	TOTAL LOAN PARTICIPATIONS (Cost $155,179,268)		152,605,529

	SHORT-TERM INVESTMENTS — 3.9%
[m]	Thornburg Capital Management Fund	37,458,325	374,583,248
	TOTAL SHORT-TERM INVESTMENTS (Cost $374,583,248)		374,583,248

	TOTAL INVESTMENTS — 100.0% (Cost $9,587,300,297)		$9,595,903,172

	LIABILITIES NET OF OTHER ASSETS — (0.0)%		(3,802,465)

	NET ASSETS — 100.0%		$9,592,100,707

OUTSTANDING FORWARD CURRENCY CONTRACTS TO BUY OR SELL AT MARCH 31, 2025
CONTRACT	CONTRACT		CONTRACT	CONTRACT	VALUE	UNREALIZED	UNREALIZED
DESCRIPTION	PARTY*	BUY/SELL	AMOUNT	VALUE DATE	USD	APPRECIATION	DEPRECIATION

Euro	SSB	Sell	106,232,400	9/25/2025	116,006,887	$—	$(13,854)
Euro	SSB	Sell	9,078,000	10/14/2025	9,923,469	205,246	—
Total						$205,246	$(13,854)
Net unrealized appreciation (depreciation)						$191,392

* Counterparty includes State Street Bank and Trust Company (“SSB”).

See notes to financial statements.	Semi-Annual Financial Statements | 169

Schedule of Investments, Continued

Thornburg Strategic Income Fund | March 31, 2025 (Unaudited)

Footnote Legend

a	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
b	Non-income producing.
c	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
d	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule.

The rates shown are those in effect on March 31, 2025.

e	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $4,722,224,561, representing 49.23% of the Fund’s net assets.
f	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
g	Interest only.
h	Bond in default.
i	When-issued security.
j	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at March 31, 2025.
k	The stated coupon rate represents the greater of the SOFR or the SOFR floor rate plus a spread at March 31, 2025.
l	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be effective at the time of settlement and will be based upon the Secured Overnight Financing Rate (“SOFR”) plus a premium which was determined at the time of purchase.
m	Investment in Affiliates.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities	IDR	Denominated in Indonesian Rupiah
ARM	Adjustable Rate Mortgage	Mtg	Mortgage
AUD	Denominated in Australian Dollar	NZD	Dominated in New Zealand Dollar
BRL	Denominated in Brazilian Real	PIK	Payment-in-kind
CMBS	Commercial Mortgage-Backed Securities	REMIC	Real Estate Mortgage Investment Conduit
CMO	Collateralized Mortgage Obligation	SOFR	Secured Overnight Financing Rate
CMT	Constant Maturity Rate	SOFR30A	Secured Overnight Financing Rate 30-Day Average
DAC	Designated Activity Company	SOFR90A	Secured Overnight Financing Rate 90-Day Average
DOP	Denominated in Dominican Peso	SOFRINDX	Secured Overnight Financing Rate Index
EGP	Denominated in Egyptian Pound	TSFR1M	Term SOFR 1 Month
EUR	Denominated in Euro	TSFR3M	Term SOFR 3 Month
GBP	Denominated in Pound Sterling	UMBS	Uniform Mortgage Backed Securities
GO	General Obligation	USSW5YF	USD 5 Year Swap Rate
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year	UZS	Denominated in Uzbekistani Som
HFFA	Health Facilities Financing Authority

170 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund | March 31, 2025 (Unaudited)

COUNTRY EXPOSURE *
(percent of net assets)

United States	82.5%
Canada	1.9%
Mexico	1.1%
United Kingdom	1.0%
Brazil	0.7%
Turkey	0.7%
Saudi Arabia	0.7%
Dominican Republic	0.7%
France	0.6%
United Arab Emirates	0.6%
China	0.5%
Australia	0.5%
Japan	0.4%
Uzbekistan	0.4%
Italy	0.3%
Egypt	0.3%
Bermuda	0.3%
Indonesia	0.3%
Cayman Islands	0.3%
Guatemala	0.2%
Panama	0.2%
Switzerland	0.2%
Israel	0.2%
Germany	0.2%
Colombia	0.2%
Russian Federation	0.1%
Belgium	0.1%
Peru	0.1%
South Korea	0.1%
Morocco	0.1%
Algeria	0.1%
Nigeria	0.1%
New Zealand	0.1%
Norway	0.1%
Kuwait	0.1%
Jamaica	0.1%
India	0.0%	**
South Africa	0.0%	**
Netherlands	0.0%	**
Luxembourg	0.0%	**
Other Assets Less Liabilities	3.9%

*	Holdings are classified by country of risk as determined by MSCI and Bloomberg.

**	Country percentage was less than 0.1%.

See notes to financial statements.	Semi-Annual Financial Statements | 171

Statements of Assets and Liabilities

March 31, 2025 (Unaudited)

	THORNBURG	THORNBURG	THORNBURG	THORNBURG	THORNBURG
	ULTRA SHORT	LIMITED TERM U.S.	LIMITED TERM	CORE PLUS	STRATEGIC
	INCOME FUND	GOVERNMENT FUND	INCOME FUND	BOND FUND	INCOME FUND
ASSETS
Investments at cost
Non-affiliated issuers	$234,648,371	$123,313,510	$5,760,021,436	$144,096,245	$9,212,717,049
Non-controlled affiliated issuers	16,630,040	-	620,108,304	2,484,978	374,583,248
Investments at value
Non-affiliated issuers	234,671,057	117,941,578	5,639,145,093	145,385,261	9,221,319,924
Non-controlled affiliated issuers	16,630,040	-	620,108,304	2,484,978	374,583,248
Cash	75,077	995,316	426,032	-	621,741
Foreign currency at value (a)	-	-	-	-	287
Unrealized appreciation on forward currency contracts	-	-	-	3,994	205,246
Receivable for investments sold	-	329,873	9,292,792	-	37,558,417
Receivable for fund shares sold	465,872	70,537	6,602,672	31,171	17,108,785
Dividends receivable	62,403	261	1,892,636	8,317	1,106,363
Principal and interest receivable	1,366,557	408,672	30,175,773	1,001,419	76,265,543
Prepaid expenses and other assets	39,442	53,166	118,815	51,637	234,303
Total Assets	253,310,448	119,799,403	6,307,762,117	148,966,777	9,729,003,857

LIABILITIES

Unrealized depreciation on forward currency contracts	-	-	-	-	13,854
Payable for investments purchased	510,741	-	30,939,536	691,999	106,177,117
Payable for fund shares redeemed	595,224	98,337	11,526,635	369,332	22,488,991
Payable to investment advisor and other affiliates	19,734	70,751	2,463,972	21,495	4,218,710
Deferred taxes payable	-	-	-	-	15,154
Accounts payable and accrued expenses	79,396	93,746	1,632,440	44,495	1,185,243
Dividends payable	1,855	89,215	2,131,033	-	2,804,081
Total Liabilities	1,206,950	352,049	48,693,616	1,127,321	136,903,150
NET ASSETS	$252,103,498	$119,447,354	$6,259,068,501	$147,839,456	$9,592,100,707

NET ASSETS CONSIST OF

Net capital paid in on shares of beneficial interest	$252,527,534	$157,126,479	$6,799,287,120	$146,850,160	$9,767,313,347
Distributable earnings (accumulated loss)	(424,036)	(37,679,125)	(540,218,619)	989,296	(175,212,640)
NET ASSETS	$252,103,498	$119,447,354	$6,259,068,501	$147,839,456	$9,592,100,707

172 | Semi-Annual Financial Statements

Statements of Assets and Liabilities, Continued

March 31, 2025 (Unaudited)

	THORNBURG	THORNBURG	THORNBURG	THORNBURG		THORNBURG
	ULTRA SHORT	LIMITED TERM U.S.	LIMITED TERM	CORE PLUS		STRATEGIC
	INCOME FUND	GOVERNMENT FUND	INCOME FUND	BOND FUND		INCOME FUND
NET ASSET VALUE
Class A Shares:
Net assets applicable to shares outstanding	$33,972,317	$34,800,583	$457,023,350	$279,865		$261,492,178
Shares outstanding	2,783,017	2,881,909	35,028,827	26,808		22,771,808
Net asset value and redemption price per share	$12.21	$12.08	$13.05	$10.44		$11.48
Maximum offering price per share (net asset value, plus
2.25% of offering price)	$12.49	$12.36	$13.35	$10.93	*	$12.02	*

Class C Shares:
Net assets applicable to shares outstanding	-	2,479,894	91,731,588	884,393		102,368,006
Shares outstanding	-	204,222	7,042,241	84,694		8,931,633
Net asset value and redemption price per share**	-	12.14	13.03	10.44		11.46

Class C2 Shares:
Net assets applicable to shares outstanding	-	305,731	4,763,916	-		-
Shares outstanding	-	25,159	365,695	-		-
Net asset value and redemption price per share**	-	12.15	13.03	-		-

Class I Shares:
Net assets applicable to shares outstanding	218,131,181	76,003,561	5,403,879,599	145,953,383		8,944,576,025
Shares outstanding	17,887,932	6,294,241	414,080,797	13,981,113		780,869,313
Net asset value and redemption price per share	12.19	12.08	13.05	10.44		11.45

Class R3 Shares:
Net assets applicable to shares outstanding	-	2,656,955	34,037,380	111,743		1,130,453
Shares outstanding	-	219,792	2,607,054	10,709		98,562
Net asset value and redemption price per share	-	12.09	13.06	10.43		11.47

Class R4 Shares:
Net assets applicable to shares outstanding	-	1,455,349	14,146,109	112,158		2,047,261
Shares outstanding	-	120,583	1,084,549	10,749		178,553
Net asset value and redemption price per share	-	12.07	13.04	10.43		11.47

Class R5 Shares:
Net assets applicable to shares outstanding	-	1,745,281	70,841,873	112,576		92,114,305
Shares outstanding	-	144,451	5,430,014	10,789		8,038,947
Net asset value and redemption price per share	-	12.08	13.05	10.43		11.46

Class R6 Shares:
Net assets applicable to shares outstanding	-	-	182,644,686	385,338		188,372,479
Shares outstanding	-	-	13,971,690	36,926		16,394,113
Net asset value and redemption price per share	-	-	13.07	10.44		11.49

(a)	Cost of foreign currency is $0; $0; $0; $0; $287; respectively.

*	Net asset value, plus 4.50% of offering price.

**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

Semi-Annual Financial Statements | 173

Statements of Operations

Six Months Ended March 31, 2025 (Unaudited)

	THORNBURG	THORNBURG	THORNBURG	THORNBURG	THORNBURG
	ULTRA SHORT	LIMITED TERM U.S.	LIMITED TERM	CORE PLUS	STRATEGIC
	INCOME FUND	GOVERNMENT FUND	INCOME FUND	BOND FUND	INCOME FUND
INVESTMENT INCOME
Dividend income
Non-affiliated issuers	$-	$6,130	$929,398	$17,185	$1,447,096
Non-controlled affiliated issuers	545,140	-	10,594,353	49,454	9,438,478
Interest income	6,326,554	2,133,929	130,416,888	4,130,581	259,396,701
Total Income	6,871,694	2,140,059	141,940,639	4,197,220	270,282,275
EXPENSES
Investment management fees	312,796	232,870	10,126,167	373,710	25,263,955
Administration fees	106,587	52,905	2,673,551	64,975	4,039,087
Distribution and service fees
Class A Shares	34,078	45,494	575,189	371	343,679
Class C Shares	-	6,402	243,756	4,189	502,862
Class C2 Shares	-	974	15,948	-	-
Class R3 Shares	-	6,366	87,190	274	2,850
Class R4 Shares	-	1,633	19,826	137	2,745
Transfer agent fees
Class A Shares	30,761	24,958	202,150	9,987	143,250
Class C Shares	-	3,015	39,813	870	36,376
Class C2 Shares	-	969	2,518	-	-
Class I Shares	127,558	33,327	2,531,940	63,648	3,559,395
Class R3 Shares	-	2,884	18,740	867	2,237
Class R4 Shares	-	1,763	27,883	385	8,411
Class R5 Shares	-	3,055	86,130	867	68,492
Class R6 Shares	-	-	20,712	835	23,640
Registration and filing fees
Class A Shares	11,068	7,674	12,804	7,216	13,832
Class C Shares	-	7,258	7,879	8,019	9,887
Class C2 Shares	-	2,531	7,279	-	-
Class I Shares	13,553	7,414	45,821	8,450	105,601
Class R3 Shares	-	7,098	7,740	7,039	7,773
Class R4 Shares	-	7,831	8,219	7,040	8,289
Class R5 Shares	-	7,314	7,702	7,040	7,771
Class R6 Shares	-	-	8,204	7,040	8,600
Custodian fees	33,869	28,382	151,440	35,810	277,150
Audit and tax fees	25,920	26,360	27,730	29,120	42,326
Legal fees	1,329	800	39,779	1,830	55,812
Trustee and officer fees	8,284	4,269	207,308	4,712	304,360
Other expenses	23,746	24,296	335,910	18,132	470,398
Total Expenses	729,549	547,842	17,539,328	662,563	35,308,778
Less:
Expenses reimbursed	(289,426)	(59,232)	(1,155,594)	(188,887)	(4,517,470)
Investment management fees waived	(30,690)	-	-	(87,319)	(1,315,932)
Net Expenses	409,433	488,610	16,383,734	386,357	29,475,376
Net Investment Income (Loss)	$6,462,261	$1,651,449	$125,556,905	$3,810,863	$240,806,899

174 | Semi-Annual Financial Statements

Statements of Operations, Continued

Six Months Ended March 31, 2025 (Unaudited)

	THORNBURG ULTRA SHORT INCOME FUND	THORNBURG LIMITED TERM U.S. GOVERNMENT FUND	THORNBURG LIMITED TERM INCOME FUND	THORNBURG CORE PLUS BOND FUND	THORNBURG STRATEGIC INCOME FUND
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Non-affiliated issuers investments	$52,709	$(117,174)	$5,063,182	$(260,950)	$(5,457,517)
Forward currency contracts	-	-	-	(5,878)	3,492,538
Foreign currency transactions	8	-	-	(1,144)	(136,615)
Net realized gain (loss)	52,717	(117,174)	5,063,182	(267,972)	(2,101,594)

Net change in unrealized appreciation (depreciation) on:
Non-affiliated issuers investments**	(549,065)	(1,208,489)	(50,328,319)	(4,277,650)	(134,355,644)
Forward currency contracts	-	-	-	4,186	316,737
Foreign currency translations	(12)	-	-	157	(30,495)
Change in net unrealized appreciation (depreciation)	(549,077)	(1,208,489)	(50,328,319)	(4,273,307)	(134,069,402)
Net Realized and Unrealized Gain (Loss)	(496,360)	(1,325,663)	(45,265,137)	(4,541,279)	(136,170,996)
Change in Net Assets Resulting from Operations	$5,965,901	$325,786	$80,291,768	$(730,416)	$104,635,903
** Net of change in deferred taxes	$-	$-	$-	$-	$41,014

See notes to financial statements.

Semi-Annual Financial Statements | 175

Statements of Changes in Net Assets

	THORNBURG ULTRA SHORT INCOME FUND		THORNBURG LIMITED TERM U.S. GOVERNMENT FUND
	SIX MONTHS ENDED	YEAR ENDED	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31, 2025*	SEPTEMBER 30, 2024	MARCH 31, 2025*	SEPTEMBER 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS

Net investment income (loss)	$6,462,261	$14,884,783	$1,651,449	$4,186,854
Net realized gain (loss)	52,717	140,358	(117,174)	(4,022,061)
Net change in unrealized appreciation (depreciation)	(549,077)	1,336,181	(1,208,489)	13,501,437

Net Increase (Decrease) in Net Assets Resulting from Operations	5,965,901	16,361,322	325,786	13,666,230

DIVIDENDS TO SHAREHOLDERS

From distributable earnings
Class A Shares	(854,521)	(1,636,744)	(472,261)	(1,070,885)
Class C Shares	-	-	(30,069)	(67,642)
Class C2 Shares	-	-	(3,529)	(7,543)
Class I Shares	(5,654,855)	(13,269,924)	(1,160,703)	(3,170,675)
Class R3 Shares	-	-	(33,134)	(68,263)
Class R4 Shares	-	-	(17,140)	(26,575)
Class R5 Shares	-	-	(18,957)	(37,684)

FUND SHARE TRANSACTIONS

Class A Shares	(16,098,818)	21,744,350	(3,254,763)	(7,288,906)
Class C Shares	-	-	(159,921)	(812,728)
Class C2 Shares	-	-	3,529	(286,237)
Class I Shares	4,535,559	(22,233,932)	(16,538,546)	(32,157,692)
Class R3 Shares	-	-	101,347	(402,064)
Class R4 Shares	-	-	428,778	44,308
Class R5 Shares	-	-	549,227	(334,971)

Net Increase (Decrease) in Net Assets	(12,106,734)	965,072	(20,280,356)	(32,021,327)

NET ASSETS

Beginning of Period	264,210,232	263,245,160	139,727,710	171,749,037
End of Period	$252,103,498	$264,210,232	$119,447,354	$139,727,710

* Unaudited.

See notes to financial statements.

176 | Semi-Annual Financial Statements

Statements of Changes in Net Assets, Continued

	THORNBURG LIMITED TERM INCOME FUND		THORNBURG CORE PLUS BOND FUND
	SIX MONTHS ENDED	YEAR ENDED	SIX MONTHS ENDED	PERIOD ENDED
	MARCH 31, 2025*	SEPTEMBER 30, 2024	MARCH 31, 2025*	SEPTEMBER 30, 2024†
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS

Net investment income (loss)	$125,556,905	$255,367,710	$3,810,863	$3,950,119
Net realized gain (loss)	5,063,182	(132,603,380)	(267,972)	181,980
Net change in unrealized appreciation (depreciation)	(50,328,319)	512,857,936	(4,273,307)	5,566,403

Net Increase (Decrease) in Net Assets Resulting from Operations	80,291,768	635,622,266	(730,416)	9,698,502

DIVIDENDS TO SHAREHOLDERS

From distributable earnings
Class A Shares	(8,653,423)	(18,591,860)	(7,414)	(7,136)
Class C Shares	(1,706,717)	(4,165,084)	(17,956)	(15,524)
Class C2 Shares	(80,845)	(181,629)	-	-
Class I Shares	(109,689,862)	(222,070,996)	(4,017,568)	(3,857,677)
Class R3 Shares	(618,106)	(1,322,749)	(2,592)	(4,781)
Class R4 Shares	(280,620)	(583,088)	(2,735)	(5,051)
Class R5 Shares	(1,399,892)	(2,856,128)	(2,880)	(5,320)
Class R6 Shares	(3,517,532)	(6,717,354)	(10,238)	(21,918)

FUND SHARE TRANSACTIONS

Class A Shares	(19,957,348)	(82,682,858)	14,882	261,797
Class C Shares	(13,636,859)	(41,573,185)	87,956	791,278
Class C2 Shares	(357,218)	(1,896,840)	-	-
Class I Shares	(100,738,647)	(550,128,321)	(12,695,819)	157,693,678
Class R3 Shares	(1,404,868)	(3,908,688)	2,592	104,780
Class R4 Shares	(2,031,703)	(3,445,473)	2,735	105,040
Class R5 Shares	512,119	(4,040,027)	2,880	105,320
Class R6 Shares	12,178,637	4,541,187	(259,077)	632,118
Net Increase (Decrease) in Net Assets	(171,091,116)	(304,000,827)	(17,635,650)	165,475,106

NET ASSETS

Beginning of Period	6,430,159,617	6,734,160,444	165,475,106	-
End of Period	$6,259,068,501	$6,430,159,617	$147,839,456	$165,475,106

*	Unaudited.
†	The Fund commenced operations on October 2, 2023.

See notes to financial statements.

Semi-Annual Financial Statements | 177

Statements of Changes in Net Assets, Continued

	THORNBURG STRATEGIC INCOME FUND
	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31, 2025*	SEPTEMBER 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS

Net investment income (loss)	$240,806,899	$406,502,336
Net realized gain (loss)	(2,101,594)	(103,899,014)
Net change in unrealized appreciation (depreciation)	(134,069,402)	564,384,426
Net Increase (Decrease) in Net Assets Resulting from Operations	104,635,903	866,987,748

DIVIDENDS TO SHAREHOLDERS

From distributable earnings
Class A Shares	(7,077,511)	(13,391,194)
Class C Shares	(2,219,101)	(3,777,260)
Class I Shares	(243,893,295)	(372,843,601)
Class R3 Shares	(27,783)	(38,871)
Class R4 Shares	(53,465)	(120,909)
Class R5 Shares	(2,491,233)	(3,342,014)
Class R6 Shares	(5,085,660)	(8,168,383)

FUND SHARE TRANSACTIONS

Class A Shares	(28,477,994)	6,293,504
Class C Shares	2,926,340	2,440,741
Class I Shares	310,897,527	1,921,586,003
Class R3 Shares	19,255	407,259
Class R4 Shares	(344,213)	(525,276)
Class R5 Shares	1,681,028	25,093,125
Class R6 Shares	7,414,852	36,590,491
Net Increase (Decrease) in Net Assets	137,904,650	2,457,191,363

NET ASSETS

Beginning of Period	9,454,196,057	6,997,004,694
End of Period	$9,592,100,707	$9,454,196,057

* Unaudited.

See notes to financial statements.

178 | Semi-Annual Financial Statements

Notes to Financial Statements

March 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

Thornburg Ultra Short Income Fund (the “Ultra Short Income Fund”), Thornburg Limited Term U.S. Government Fund (the “Limited Term U.S. Government Fund”), Thornburg Limited Term Income Fund (the “Limited Term Income Fund”), Thornburg Core Plus Bond Fund (the “Core Plus Bond Fund”) and Thornburg Strategic Income Fund (the “Strategic Income Fund”), collectively the “Funds”, are diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). As of March 31, 2025, the Funds are five of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it.

Ultra Short Income Fund: The Fund’s investment goal is to seek current income, consistent with preservation of capital. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, derivatives risk, foreign government obligations risk, foreign investment risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, prepayment and extension risk, redemption risk, risks affecting specific issuers, structured products risk, and U.S. government obligations risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Limited Term U.S. Government Fund: The Fund’s primary investment goal is to provide as high a level of current income as is consistent, in the view of the Trust’s investment advisor, Thornburg Investment Management, Inc. (the “Advisor”), with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share price compared to longer term portfolios. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, interest rate risk, liquidity risk, management risk, market and economic risk, prepayment and extension risk, redemption risk, structured products risk, and U.S. government obligations risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Limited Term Income Fund: The Fund’s primary investment goal is to provide as high a level of current income as is consistent, in the view of the Advisor, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share prices compared to longer term portfolios. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, foreign government obligations risk, foreign investment risk, interest rate risk, liquidity risk, management risk, market and economic risk, prepayment and extension risk, redemption risk, risks affecting specific issuers, structured products risk, and U.S. government obligations risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Core Plus Bond Fund: The Fund’s investment goal is to seek to maximize total return, consistent with the long-term preservation of capital. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, derivatives risk, emerging markets risk, foreign currency risk, foreign government obligations risk, foreign investment risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, prepayment and extension risk, redemption risk, risks affecting specific issuers, small and mid-cap company risk, structured products risk, and U.S. government obligations risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Strategic Income Fund: The Fund’s primary investment goal is to seek a high level of current income. As a secondary investment goal, the Fund seeks some long-term capital appreciation. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include convertible debt obligation risk, credit risk, cybersecurity and operational risk, developing country risk, foreign currency risk, foreign government obligations risk, foreign investment risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, prepayment and extension risk, redemption risk, risks affecting specific issuers, small and mid-cap company risk, structured products risk, U.S. government obligations risk, and zero coupon bonds and stripped securities risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

As of March 31, 2025, the Funds each currently offer up to eight classes of shares of beneficial interest.

Each class of shares of the Funds represents an interest in the same portfolio of investments, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C and Class C2 shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year of purchase, and bear both a service fee and a distribution fee, (iii) Class I and Class R5 shares are sold at net asset value without a sales charge at the time of purchase and may be subject to a service fee, (iv) Class R3 shares are sold at net asset value without a sales charge, but bear both a service fee and a distribution fee, (v) Class R4 shares are sold at net asset value without a sales charge at the time of purchase but bear a service fee, (vi) Class R6 shares are sold at net asset value without a sales charge at the time of purchase, and (vii) the respective classes may have different reinvestment privileges and conversion rights. Additionally, each Fund may allocate among its classes certain expenses, to the extent allocable to specific classes, including administration fees, transfer agent fees,

Semi-Annual Financial Statements | 179

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

government registration fees, certain printing and postage costs, and legal expenses. Currently, class specific expenses of the Funds are limited to distribution and service fees, transfer agent fees, and certain registration and filing fees.

At March 31, 2025, the following class of shares are offered in each respective Fund:

	CLASS A	CLASS C	CLASS C2	CLASS I	CLASS R3	CLASS R4	CLASS R5	CLASS R6
Ultra Short Income Fund	X			X
Limited Term U.S. Government Fund	X	X	X	X	X	X	X
Limited Term Income Fund	X	X	X	X	X	X	X	X
Core Plus Bond Fund	X	X		X	X	X	X	X
Strategic Income Fund	X	X		X	X	X	X	X

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each of the Funds in the preparation of its financial statements. Each Fund prepares its financial statements in conformity with United States generally accepted accounting principles (“GAAP”), including investment company accounting and reporting guidance in the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946.

Segment Reporting: Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Allocation of Income, Gains, Losses and Expenses: Net investment income (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses common to all Funds are allocated daily among the Funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods. Operating expenses directly attributable to a specific class are charged against the operating income of that class.

Dividends and Distributions to Shareholders: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Ordinary income dividends, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually and more often if deemed necessary by the Advisor. Dividends and distributions are paid and are reinvested in additional shares of the Funds at net asset value per share at the close of business on the ex-dividend date, or at the shareholder’s option, paid in cash.

Foreign Currency Translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against the U.S. dollar on the date of valuation. Purchases and sales of investments and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Funds purchase or sell foreign investments, they will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions. The values of such spot contracts are included in receivable for investments sold and payable for investments purchased on the Statement of Assets and Liabilities.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on investments held. Such changes are included in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

Reported net realized gains and losses from foreign currency transactions arise due to purchases and sales of foreign currencies, currency gains and losses realized between the trade and settlement dates on investment transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. These amounts are included in foreign currency transactions in the Statement of Operations.

Net change in unrealized appreciation (depreciation) on foreign currency translations arise from changes in the fair value of assets and liabilities, other than investments at period end, resulting from changes in exchange rates.

180 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

Guarantees and Indemnifications: Under the Trust’s organizational documents (and under separate agreements with the independent Trustees), its officers and Trustees are provided with an indemnification, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of the performance of their duties to the Funds. In the normal course of business the Trust may also enter into contracts with service providers that contain general indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

Investment Income: Dividend income is recorded on the ex-dividend date. Certain income from foreign investments is recognized as soon as information is available to the Funds. Interest income is accrued as earned. Premiums and discounts are amortized and accreted, respectively, to first call dates or maturity dates using the effective yield method of the respective investments. These amounts are included in Investment Income in the Statement of Operations.

Investment Transactions: Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale of investments are recorded on an identified cost basis.

Repurchase Agreements: The Funds may invest excess cash in repurchase agreements whereby the Funds purchase investments, which serve as collateral, with an agreement to resell such collateral to the seller at an agreed upon price at the maturity date of the repurchase agreement. Investments pledged as collateral for repurchase agreements are held in custody until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. During the six months ended March 31, 2025, the Funds did not enter into repurchase agreements.

Security Valuation: All investments in securities held by the Funds are valued as described in Note 3.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases (decreases) in net assets from operations during the reporting period. Actual results could differ from those estimates.

When-Issued and Delayed Delivery Transactions: The Funds may engage in when-issued or delayed delivery transactions. To the extent the Funds engage in such transactions, they will do so for the purpose of acquiring portfolio investments consistent with the Funds’ investment objectives and not for the purpose of investment leverage or to speculate on interest rate or market changes. At the time the Funds make a commitment to purchase an investment on a when-issued or delayed delivery basis, the Funds will record the transaction and reflect the value in determining its net asset value. Pursuant to current U.S. Securities and Exchange Commission (“SEC”) guidance, a transaction involving a when-issued security will not be deemed to involve a senior security as long as the Funds intend to settle the transaction physically and the transaction settles within 35 days. Investments purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date. The values of these securities held at March 31, 2025 are detailed in the Schedule of Investments.

NOTE 3 – SECURITY VALUATION

Valuation of the Funds’ portfolio investment securities is performed by the Advisor, which has been designated by the Trustees of the Trust (the "Trustees") as the Funds’ “valuation designee,” as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).

In its capacity as the Funds’ valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Funds’ investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Funds would reasonably expect to receive upon a sale of the investment in an orderly transaction between market

Semi-Annual Financial Statements | 181

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Funds upon a sale of the investment, and the difference could be material to the Funds’ financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Funds can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

Securities held with a maturity of less than 60 days from trade date and other short-term investments are valued using the amortized cost method unless the Committee determines such method does not represent fair value. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

Investments in U.S. mutual funds are valued at net asset value (“NAV”) each business day.

Debt obligations held by the Funds which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.

Forward currency contracts are valued by a third-party pricing service provider.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Funds, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Funds are likely to obtain if they sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.

If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Funds may be traded on days and at times when the Funds are not open for business. Consequently, the value of Funds’ investments may be significantly affected on days when shareholders cannot purchase or sell Funds’ shares.

Valuation Hierarchy: The Funds categorize their investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most

182 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Funds’ investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Funds are typically calculated by pricing service providers approved by the Committee and are generally characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and a Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following tables display a summary of the fair value hierarchy measurements of each Fund’s investments as of March 31, 2025:

ULTRA SHORT INCOME FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
U.S. Treasury Securities	$17,918,531	$11,984,222	$5,934,309	$—
U.S. Government Agencies	14,042	—	14,042	—
Mortgage Backed	6,121,083	—	6,121,083	—
Asset Backed Securities	88,389,678	—	88,389,678	—
Corporate Bonds	122,227,723	—	122,227,723	—
Short-Term Investments	16,630,040	16,630,040	—	—
Total Investments in Securities	$251,301,097	$28,614,262	$222,686,835	$—
Total Assets	$251,301,097	$28,614,262	$222,686,835	$—

LIMITED TERM U.S. GOVERNMENT FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
U.S. Treasury Securities	$25,140,028	$25,140,028	$—	$—
U.S. Government Agencies	8,728,197	—	8,728,197	—
Mortgage Backed	75,704,382	—	75,704,382	—
Corporate Bonds	2,824,649	—	2,824,649	—
Short-Term Investments
Mutual Fund	139,274	139,274	—	—
U.S. Treasury Securities	5,405,048	—	5,405,048	—
Total Investments in Securities	$117,941,578	$25,279,302	$92,662,276	$—
Total Assets	$117,941,578	$25,279,302	$92,662,276	$—

Semi-Annual Financial Statements | 183

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

LIMITED TERM INCOME FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
U.S. Treasury Securities	$409,026,059	$409,026,059	$—	$—
U.S. Government Agencies	50,034,904	—	50,034,904	—
Other Government	17,248,820	—	17,248,820	—
Mortgage Backed	2,279,983,789	—	2,279,983,789	—
Asset Backed Securities	837,351,243	—	837,351,243	—
Corporate Bonds	2,003,308,883	—	2,001,437,227	1,871,656
Long-Term Municipal Bonds	5,256,867	—	5,256,867	—
Preferred Stock	36,934,528	—	—	36,934,528
Short-Term Investments	620,108,304	620,108,304	—	—
Total Investments in Securities	$6,259,253,397	$1,029,134,363	$5,191,312,850	$38,806,184
Total Assets	$6,259,253,397	$1,029,134,363	$5,191,312,850	$38,806,184	(a)

(a)	Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2025 is not presented.

CORE PLUS BOND FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
U.S. Treasury Securities	$38,153,568	$38,153,568	$—	$—
U.S. Government Agencies	976,249	—	976,249	—
Other Government	2,031,948	—	2,031,948	—
Mortgage Backed	45,125,557	—	45,125,557	—
Asset Backed Securities	14,089,569	—	14,089,569	—
Corporate Bonds	44,268,845	—	44,268,845	—
Long-Term Municipal Bonds	104,237	—	104,237	—
Preferred Stock	635,288	—	—	635,288
Short-Term Investments	2,484,978	2,484,978	—	—
Total Investments in Securities	$147,870,239	$40,638,546	$106,596,405	$635,288

Other Financial Instruments
Forward Currency Contracts	$3,994	$—	$3,994	$—

Total Assets	$147,874,233	$40,638,546	$106,600,399	$635,288	(a)

(a)	Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2025 is not presented.

184 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

STRATEGIC INCOME FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$358,519	$—	$—	$358,519
Preferred Stock	47,926,961	14,606,345	—	33,320,616
Asset Backed Securities	858,108,306	—	856,368,484	1,739,822
Corporate Bonds	3,897,761,621	—	3,882,237,490	15,524,131
Convertible Bonds	14,633,168	—	14,633,168	—
Long-Term Municipal Bonds	3,029,524	—	3,029,524	—
Other Government	257,146,411	—	257,146,411	—
U.S. Treasury Securities	1,308,856,516	1,308,856,516	—	—
U.S. Government Agencies	41,611,958	—	41,611,958	—
Mortgage Backed	2,639,281,411	—	2,639,281,411	—
Loan Participations	152,605,529	—	152,605,529	—
Short-Term Investments	374,583,248	374,583,248	—	—
Total Investments in Securities	$9,595,903,172	$1,698,046,109	$7,846,913,975	$50,943,088

Other Financial Instruments
Forward Currency Contracts	$205,246	$—	$205,246	$—
Total Assets	$9,596,108,418	$1,698,046,109	$7,847,119,221	$50,943,088	(a)

Liabilities
Other Financial Instruments
Forward Currency Contracts	$(13,854)	$—	$(13,854)	$—
Total Other Financial Instruments	$(13,854)	$—	$(13,854)	$—
Total Liabilities	$(13,854)	$—	$(13,854)	$—

(a)	Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2025 is not presented.

NOTE 4 – INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement with the Trust, the Advisor serves as the investment advisor and performs advisory services for the Funds for which the Advisor’s management fees are payable at the end of each month. Under the investment advisory agreement, each Fund pays the Advisor a management fee based on the average daily net assets of that Fund at an annual rate as shown in the following table:

		LIMITED TERM U.S.		LIMITED TERM INCOME
ULTRA SHORT INCOME FUND		GOVERNMENT FUND		FUND		CORE PLUS BOND FUND		STRATEGIC INCOME FUND
DAILY NET ASSETS	FEE RATE	DAILY NET ASSETS	FEE RATE	DAILY NET ASSETS	FEE RATE	DAILY NET ASSETS	FEE RATE	DAILY NET ASSETS	FEE RATE
Up to $5 billion	0.250%	Up to $1 billion	0.375%	Up to $500 million	0.500%	Up to $500 million	0.490%	Up to $500 million	0.750%
Next $5 billion	0.225	Next $1 billion	0.325	Next $500 million	0.450	Next $500 million	0.460	Next $500 million	0.675
Over $10 billion	0.200	Over $2 billion	0.275	Next $500 million	0.400	Next $500 million	0.430	Next $500 million	0.625
				Next $500 million	0.350	Next $500 million	0.400	Next $500 million	0.575
				Over $2 billion	0.275	Over $2 billion	0.370	Over $2 billion	0.500

The Funds’ effective management fees, calculated on the basis of the Funds’ average daily net assets (before applicable management fee waivers) for the six months ended March 31, 2025 were as shown in the following table. Total management fees incurred by the Funds for the six months ended March 31, 2025 are set forth in the Statement of Operations.

Semi-Annual Financial Statements | 185

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

EFFECTIVE
MANAGEMENT
FEE
Ultra Short Income Fund	0.250%
Limited Term U.S. Government Fund	0.375
Limited Term Income Fund	0.323
Core Plus Bond Fund	0.490
Strategic Income Fund	0.533

The Trust has entered into an administrative services agreement with the Advisor, whereby the Advisor will perform certain administrative services. The administrative services fees are computed as an annual percentage of the aggregate average daily net assets of all applicable Funds in the Trust as follows:

ADMINISTRATIVE SERVICES FEE SCHEDULE
DAILY NET ASSETS	FEE RATE
Up to $20 billion	0.100%
$20 billion to $40 billion	0.075
$40 billion to $60 billion	0.040
Over $60 billion	0.030

The aggregate administrative services fee amount is allocated on a daily basis to each Fund based on net assets and subsequently allocated to each class of shares of the Funds. Total administrative services fees incurred by each class of shares of the Funds for the six months ended March 31, 2025, are set forth in the Statement of Operations.

The Trust has an underwriting agreement with Thornburg Securities LLC (the “Distributor”), an affiliate of the Advisor, which acts as the distributor of the Funds’ shares. For the six months ended March 31, 2025, the Distributor has advised the Funds that they earned net commissions from the sale of Class A shares and collected contingent deferred sales charges ("CDSC Fees") from redemptions of Class C and Class C2 shares as follows:

	COMMISSIONS	CDSC FEES
Ultra Short Income Fund	$560	$—
Limited Term U.S. Government Fund	49	226
Limited Term Income Fund	2,530	384
Core Plus Bond Fund	245	—
Strategic Income Fund	15,179	3,432

Pursuant to a service plan under Rule 12b-1 of the 1940 Act, the Funds may reimburse to the Distributor an amount not to exceed .25 of 1% per annum of the average daily net assets attributable to the applicable Class A, Class C, Class C2, Class I, Class R3, Class R4, and Class R5 shares of the Limited Term U.S. Government Fund and Limited Term Income Fund, Class A, Class C, Class I, Class R3, Class R4, and Class R5 shares of the Core Plus Bond Fund and Strategic Income Fund and .20 of 1% per annum of the average daily net assets attributable to the applicable Class A and Class I of the Ultra Short Income Fund for payments made by the Distributor to securities dealers and other financial institutions to obtain various shareholder and distribution related services. For the six months ended March 31, 2025, there were no 12b-1 service plan fees charged for Class I or Class R5 shares. Class R6 shares are not subject to a service plan. The Advisor and Distributor each may pay out of its own resources additional expenses for distribution of each Funds’ shares and shareholder services.

The Trust has also adopted a distribution plan pursuant to Rule 12b-1, applicable only to the Funds’ Class C, Class C2, and Class R3 shares, under which the Funds compensate the Distributor for services in promoting the sale of Class C, Class C2 and Class R3 shares of the Funds at an annual rate of up to .25 of 1% per annum of the average daily net assets attributable to Class C shares of Limited Term U.S. Government Fund and Limited Term Income Fund, .40 of 1% per annum of the average daily net assets attributable to Class C2 shares of the Limited Term U.S. Government Fund and Limited Term Income Fund, .75 of 1% per annum of the average daily net assets attributable to Class C shares of Core Plus Bond Fund and Strategic Income Fund, and .25 of 1% per annum of the average daily net assets attributable to Class R3 shares. Total fees incurred by each class of shares of the Funds under their respective service and distribution plans for the six months ended March 31, 2025 are set forth in the Statements of Operations.

The Advisor has contractually agreed to waive certain fees and reimburse certain expenses incurred by certain classes of the Funds. The agreement may be terminated by the Trust at any time, but may not be terminated by the Advisor before February 1, 2026 unless the

186 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

Advisor ceases to be the investment advisor to the Funds prior to that date. The Advisor may recoup amounts waived or reimbursed during the six months ended March 31, 2025 if, during the period, expenses fall below the contractual limit that was in place at the time these fees and expenses were waived or reimbursed. The Advisor will not recoup fees or expenses as described in the preceding sentence if that recoupment would cause the Funds’ total annual operating expenses (after the recoupment is taken into account) to exceed the lesser of: (a) the expense cap that was in place at the time the waiver or reimbursement occurred; or (b) the expense cap that is in place at the time of the recoupment. Expense caps exclude taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs.

Actual expenses of certain share classes do not exceed levels as specified in each Fund’s most recent prospectus as shown on the following table:

	CLASS A	CLASS C	CLASS C2	CLASS I	CLASS R3	CLASS R4	CLASS R5	CLASS R6
Ultra Short Income Fund	0.50%	—%	—%	0.30%	—%	—%	—%	—%
Limited Term U.S. Government Fund	0.99	1.24	1.24	—	0.99	0.99	0.67	—
Limited Term Income Fund	—	—	1.24	0.49	0.99	0.99	0.49	0.42
Core Plus Bond Fund	0.75	1.50	—	0.50	1.00	0.75	0.50	0.49
Strategic Income Fund	—	—	—	0.60	1.25	1.25	0.60	0.53

For the six months ended March 31, 2025, the Advisor contractually reimbursed certain class specific expenses and distribution fees and voluntarily waived certain expenses as follows:

	CLASS	CLASS	CLASS	CLASS	CLASS	CLASS	CLASS	CLASS
CONTRACTUAL:	A	C	C2	I	R3	R4	R5	R6	TOTAL
Ultra Short Income Fund	$56,223	$—	$—	$233,203	$—	$—	$—	$—	$289,426
Limited Term U.S. Government Fund	2,339	8,440	3,512	—	11,345	8,672	9,942	—	44,250
Limited Term Income Fund	—	—	5,928	1,007,740	16,410	11,669	74,020	39,827	1,155,594
Core Plus Bond Fund	17,314	9,222	—	130,966	7,942	7,461	7,943	8,039	188,887
Strategic Income Fund	30,723	11,245	—	5,289,736	9,370	12,707	93,235	130,043	5,577,059

	CLASS	CLASS	CLASS	CLASS	CLASS	CLASS	CLASS	CLASS
VOLUNTARY:	A	C	C2	I	R3	R4	R5	R6	TOTAL
Ultra Short Income Fund	$4,174	$—	$—	$26,516	$—	$—	$—	$—	$30,690
Limited Term U.S. Government Fund	4,143	—	—	10,839	—	—	—	—	14,982
Core Plus Bond Fund	170	480	—	86,257	63	63	63	223	87,319
Strategic Income Fund	7,431	2,720	—	238,744	31	59	2,440	4,918	256,343

Certain officers and Trustees of the Trust are also officers or directors of the Advisor and Distributor. The compensation of the independent Trustees is borne by the Trust. The Trust also pays a portion of the Chief Compliance Officer’s compensation. These amounts are reflected as Trustee and officer fees in the Statement of Operations.

As of March 31, 2025, the percentage of direct investments in the Funds held by the Trustees, officers of the Trust, and the Advisor is approximately as follows.

PERCENTAGE OF DIRECT INVESTMENTS
Ultra Short Income Fund	1.18%
Limited Term U.S. Government Fund	19.17
Limited Term Income Fund	0.15
Core Plus Bond Fund	0.30
Strategic Income Fund	0.11

The Funds may purchase or sell portfolio securities from or to an affiliated fund provided that all such transactions will comply with Rule 17a-7 under the 1940 Act. For the six months ended March 31, 2025, the Funds had no such transactions with affiliated funds.

Semi-Annual Financial Statements | 187

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

Shown below are holdings of voting securities of each portfolio holding which is considered "affiliated" to the Funds under the 1940 Act ("Affiliates"), including companies for which the Funds’ holdings represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Funds invested for cash management purposes during the period:

				REALIZED	CHANGE IN
	MARKET VALUE	PURCHASES	SALES	GAIN	UNREALIZED	MARKET VALUE	DIVIDEND
ULTRA SHORT INCOME FUND	9/30/24	AT COST	PROCEEDS	(LOSS)	APPR./(DEPR.)	3/31/25	INCOME
Thornburg Capital Mgmt. Fund	$24,144,899	$166,143,833	$173,658,692	$-	$-	$16,630,040	$545,140

LIMITED TERM INCOME FUND
Thornburg Capital Mgmt. Fund	$521,539,993	$1,179,353,442	$1,080,785,131	$-	$-	$620,108,304	$10,594,353

CORE PLUS BOND FUND
Thornburg Capital Mgmt. Fund	$6,292,172	$30,445,850	$34,253,044	$-	$-	$2,484,978	$49,454

STRATEGIC INCOME FUND
Thornburg Capital Mgmt. Fund	$603,113,236	$1,280,616,499	$1,509,146,487	$-	$-	$374,583,248	$9,438,478

NOTE 5 – TAXES

Federal Income Taxes: It is the policy of the Trust to comply with the provisions of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute to shareholders substantially all investment company taxable income including net realized gains on investments (if any), and tax exempt income of the Funds. Therefore, no provision for federal income or excise tax is required.

The Funds file income tax returns in United States federal and applicable state jurisdictions. The statute of limitations on the Funds’ tax return filings generally remains open for the three years following a return’s filing date. The Funds have analyzed each uncertain tax position believed to be material in the preparation of the Funds’ financial statements for the six-month period ended March 31, 2025, including open tax years, to assess whether it is more likely than not that the position would be sustained upon examination, based on the technical merits of the position. The Funds have not identified any such position for which an asset or liability must be reflected in the Statements of Assets and Liabilities.

At March 31, 2025, information on the tax components of capital was as follows:

				NET UNREALIZED
		UNREALIZED	UNREALIZED	APPRECIATION
	COST	APPRECIATION	DEPRECIATION	(DEPRECIATION)
Ultra Short Income Fund	$251,278,411	$392,160	$(369,474)	$22,686
Limited Term U.S. Government Fund	123,313,510	1,283,800	(6,655,732)	(5,371,932)
Limited Term Income Fund	6,380,129,740	68,546,691	(189,423,034)	(120,876,343)
Core Plus Bond Fund	146,581,223	1,911,346	(622,330)	1,289,016
Strategic Income Fund	9,587,300,297	198,274,027	(189,671,152)	8,602,875

At March 31, 2025, the Funds had cumulative tax basis capital losses from prior fiscal years as shown on the following table, which may be carried forward to offset future capital gains. To the extent such carryforwards are used, capital gain distributions may be reduced to the extent provided by regulations. Such capital loss carryforwards do not expire.

	CUMULATIVE CAPITAL LOSSES
	SHORT-TERM	LONG-TERM
Ultra Short Income Fund	$395,864	$123,978
Limited Term U.S. Government Fund	6,176,390	25,887,149
Limited Term Income Fund	146,957,304	275,144,101
Strategic Income Fund	70,415,209	100,135,251

Foreign Withholding Taxes: The Funds are subject to foreign tax withholding imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld, in view of various considerations, including recent decisions rendered by the courts in those and other jurisdictions. The Funds

188 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

would expect to record a receivable for such a tax reclaim based on a variety of factors, including assessment of a jurisdiction’s legal obligation to pay reclaims, the jurisdiction’s administrative practices and payment history, and industry convention.

Deferred Foreign Capital Gain Taxes: The Funds are subject to a tax imposed on net realized gains of securities of certain foreign countries. The Funds record an estimated deferred tax liability for net unrealized gains on these investments as reflected in the accompanying financial statements. Such changes are included in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

NOTE 6 – SHARES OF BENEFICIAL INTEREST

At March 31, 2025, there were an unlimited number of shares of each Fund with no par value of beneficial interest authorized. Transactions in each Fund’s shares of beneficial interest were as follows:

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2025		SEPTEMBER 30, 2024
ULTRA SHORT INCOME FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	671,405	$8,202,988	2,182,583	$26,661,777
Shares issued to shareholders in
reinvestment of dividends	69,906	854,030	133,703	1,632,242
Shares repurchased	(2,058,714)	(25,155,836)	(536,688)	(6,549,669)
Net increase (decrease)	(1,317,403)	$(16,098,818)	1,779,598	$21,744,350

Class I Shares
Shares sold	6,102,459	$74,460,492	11,210,970	$136,639,043
Shares issued to shareholders in
reinvestment of dividends	463,174	5,651,487	1,086,862	13,255,212
Shares repurchased	(6,193,448)	(75,576,420)	(14,114,344)	(172,128,187)
Net increase (decrease)	372,185	$4,535,559	(1,816,512)	$(22,233,932)

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2025		SEPTEMBER 30, 2024
LIMITED TERM U.S. GOVERNMENT FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	150,835	$1,798,419	305,317	$3,591,544
Shares issued to shareholders in
reinvestment of dividends	37,520	449,491	87,029	1,024,478
Shares repurchased	(460,874)	(5,502,673)	(1,013,271)	(11,904,928)
Net increase (decrease)	(272,519)	$(3,254,763)	(620,925)	$(7,288,906)

Class C Shares
Shares sold	20,890	$250,510	47,675	$570,108
Shares issued to shareholders in
reinvestment of dividends	2,382	28,699	5,377	63,608
Shares repurchased	(36,457)	(439,130)	(122,518)	(1,446,444)
Net increase (decrease)	(13,185)	$(159,921)	(69,466)	$(812,728)

Class C2 Shares
Shares sold	-	$-	-	$-
Shares issued to shareholders in
reinvestment of dividends	292	3,529	638	7,543
Shares repurchased	-	-	(25,627)	(293,780)
Net increase (decrease)	292	$3,529	(24,989)	$(286,237)

Semi-Annual Financial Statements | 189

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2025		SEPTEMBER 30, 2024
LIMITED TERM U.S. GOVERNMENT FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class I Shares
Shares sold	509,219	$6,105,480	1,618,955	$19,180,589
Shares issued to shareholders in
reinvestment of dividends	63,947	765,808	189,900	2,233,776
Shares repurchased	(1,949,753)	(23,409,834)	(4,537,015)	(53,572,057)
Net increase (decrease)	(1,376,587)	$(16,538,546)	(2,728,160)	$(32,157,692)

Class R3 Shares
Shares sold	24,039	$287,905	44,353	$524,193
Shares issued to shareholders in
reinvestment of dividends	2,761	33,115	5,717	67,421
Shares repurchased	(18,385)	(219,673)	(84,256)	(993,678)
Net increase (decrease)	8,415	$101,347	(34,186)	$(402,064)

Class R4 Shares
Shares sold	35,029	$421,801	14,989	$175,957
Shares issued to shareholders in
reinvestment of dividends	1,431	17,135	2,256	26,570
Shares repurchased	(845)	(10,158)	(13,409)	(158,219)
Net increase (decrease)	35,615	$428,778	3,836	$44,308

Class R5 Shares
Shares sold	53,632	$647,609	8,248	$97,043
Shares issued to shareholders in
reinvestment of dividends	1,564	18,758	3,177	37,414
Shares repurchased	(9,837)	(117,140)	(39,535)	(469,428)
Net increase (decrease)	45,359	$549,227	(28,110)	$(334,971)

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2025		SEPTEMBER 30, 2024
LIMITED TERM INCOME FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	2,977,475	$38,539,635	4,348,986	$55,363,238
Shares issued to shareholders in
reinvestment of dividends	592,854	7,693,608	1,287,268	16,455,807
Shares repurchased	(5,104,079)	(66,190,591)	(12,139,047)	(154,501,903)
Net increase (decrease)	(1,533,750)	$(19,957,348)	(6,502,793)	$(82,682,858)

Class C Shares
Shares sold	280,480	$3,628,046	456,256	$5,821,819
Shares issued to shareholders in
reinvestment of dividends	118,941	1,540,838	292,785	3,733,818
Shares repurchased	(1,454,429)	(18,805,743)	(4,027,966)	(51,128,822)
Net increase (decrease)	(1,055,008)	$(13,636,859)	(3,278,925)	$(41,573,185)

Class C2 Shares
Shares sold	3,184	$40,988	30,438	$388,438
Shares issued to shareholders in
reinvestment of dividends	6,239	80,846	14,241	181,629
Shares repurchased	(37,071)	(479,052)	(195,611)	(2,466,907)
Net increase (decrease)	(27,648)	$(357,218)	(150,932)	$(1,896,840)

190 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2025		SEPTEMBER 30, 2024
LIMITED TERM INCOME FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class I Shares
Shares sold	54,351,953	$704,137,316	109,034,980	$1,393,542,594
Shares issued to shareholders in
reinvestment of dividends	7,665,040	99,495,270	15,548,347	198,857,654
Shares repurchased	(69,751,481)	(904,371,233)	(168,298,127)	(2,142,528,569)
Net increase (decrease)	(7,734,488)	$(100,738,647)	(43,714,800)	$(550,128,321)

Class R3 Shares
Shares sold	726,592	$9,429,470	980,546	$12,461,660
Shares issued to shareholders in
reinvestment of dividends	47,409	615,601	102,718	1,313,888
Shares repurchased	(883,370)	(11,449,939)	(1,383,168)	(17,684,236)
Net increase (decrease)	(109,369)	$(1,404,868)	(299,904)	$(3,908,688)

Class R4 Shares
Shares sold	130,497	$1,689,728	508,077	$6,506,932
Shares issued to shareholders in
reinvestment of dividends	2,844	36,892	7,862	100,154
Shares repurchased	(289,844)	(3,758,323)	(790,839)	(10,052,559)
Net increase (decrease)	(156,503)	$(2,031,703)	(274,900)	$(3,445,473)

Class R5 Shares
Shares sold	1,349,188	$17,499,874	1,980,357	$25,107,698
Shares issued to shareholders in
reinvestment of dividends	104,990	1,362,481	215,351	2,753,112
Shares repurchased	(1,415,653)	(18,350,236)	(2,502,466)	(31,900,837)
Net increase (decrease)	38,525	$512,119	(306,758)	$(4,040,027)

Class R6 Shares
Shares sold	2,839,849	$36,869,886	4,699,966	$60,019,507
Shares issued to shareholders in
reinvestment of dividends	254,431	3,308,511	493,056	6,318,652
Shares repurchased	(2,157,470)	(27,999,760)	(4,834,285)	(61,796,972)
Net increase (decrease)	936,810	$12,178,637	358,737	$4,541,187

	SIX MONTHS ENDED		PERIOD ENDED
	MARCH 31, 2025		SEPTEMBER 30, 2024†
CORE PLUS BOND FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	9,853	$102,425	28,326	$292,048
Shares issued to shareholders in
reinvestment of dividends	702	7,293	679	7,080
Shares repurchased	(9,109)	(94,836)	(3,643)	(37,331)
Net increase (decrease)	1,446	$14,882	25,362	$261,797

Class C Shares
Shares sold	6,701	$70,039	81,686	$846,394
Shares issued to shareholders in
reinvestment of dividends	1,727	17,956	1,473	15,402
Shares repurchased	(4)	(39)	(6,889)	(70,518)
Net increase (decrease)	8,424	$87,956	76,270	$791,278

Semi-Annual Financial Statements | 191

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

	SIX MONTHS ENDED		PERIOD ENDED
	MARCH 31, 2025		SEPTEMBER 30, 2024†
CORE PLUS BOND FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class I Shares
Shares sold	1,593,539	$16,580,870	15,423,496	$159,850,278
Shares issued to shareholders in
reinvestment of dividends	386,477	4,018,119	368,142	3,854,232
Shares repurchased	(3,217,198)	(33,294,808)	(573,343)	(6,010,832)
Net increase (decrease)	(1,237,182)	$(12,695,819)	15,218,295	$157,693,678

Class R3 Shares
Shares sold	-	$-	10,000	$100,000
Shares issued to shareholders in
reinvestment of dividends	249	2,592	460	4,780
Net increase (decrease)	249	$2,592	10,460	$104,780

Class R4 Shares
Shares sold	-	$-	10,206	$102,144
Shares issued to shareholders in
reinvestment of dividends	263	2,735	486	5,051
Shares repurchased	-	-	(206)	(2,155)
Net increase (decrease)	263	$2,735	10,486	$105,040

Class R5 Shares
Shares sold	-	$-	10,000	$100,000
Shares issued to shareholders in
reinvestment of dividends	277	2,880	512	5,320
Net increase (decrease)	277	$2,880	10,512	$105,320

Class R6 Shares
Shares sold	-	$-	59,247	$610,200
Shares issued to shareholders in
reinvestment of dividends	985	10,238	2,101	21,918
Shares repurchased	(25,407)	(269,315)	-	-
Net increase (decrease)	(24,422)	$(259,077)	61,348	$632,118

† The Fund commenced operations on October 2, 2023.

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2025		SEPTEMBER 30, 2024
STRATEGIC INCOME FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	2,608,627	$29,867,337	7,900,567	$89,120,269
Shares issued to shareholders in
reinvestment of dividends	580,852	6,656,981	1,114,529	12,656,188
Shares repurchased	(5,683,808)	(65,002,312)	(8,408,976)	(95,482,953)
Net increase (decrease)	(2,494,329)	$(28,477,994)	606,120	$6,293,504

Class C Shares
Shares sold	990,527	$11,330,531	2,216,211	$25,044,729
Shares issued to shareholders in
reinvestment of dividends	185,835	2,124,942	316,760	3,590,531
Shares repurchased	(921,147)	(10,529,133)	(2,313,861)	(26,194,519)
Net increase (decrease)	255,215	$2,926,340	219,110	$2,440,741

192 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2025		SEPTEMBER 30, 2024
STRATEGIC INCOME FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class I Shares
Shares sold	147,669,927	$1,686,349,677	354,012,172	$4,002,206,085
Shares issued to shareholders in
reinvestment of dividends	19,970,215	228,277,730	30,849,100	349,781,098
Shares repurchased	(140,619,250)	(1,603,729,880)	(215,528,422)	(2,430,401,180)
Net increase (decrease)	27,020,892	$310,897,527	169,332,850	$1,921,586,003

Class R3 Shares
Shares sold	11,329	$129,694	47,387	$534,898
Shares issued to shareholders in
reinvestment of dividends	2,401	27,469	3,374	38,331
Shares repurchased	(12,056)	(137,908)	(14,707)	(165,970)
Net increase (decrease)	1,674	$19,255	36,054	$407,259

Class R4 Shares
Shares sold	10,409	$118,714	95,966	$1,085,320
Shares issued to shareholders in
reinvestment of dividends	4,097	46,885	9,288	105,233
Shares repurchased	(44,393)	(509,812)	(151,714)	(1,715,829)
Net increase (decrease)	(29,887)	$(344,213)	(46,460)	$(525,276)

Class R5 Shares
Shares sold	1,169,011	$13,342,109	3,962,219	$45,357,741
Shares issued to shareholders in
reinvestment of dividends	215,682	2,465,809	292,397	3,316,314
Shares repurchased	(1,240,507)	(14,126,890)	(2,078,594)	(23,580,930)
Net increase (decrease)	144,186	$1,681,028	2,176,022	$25,093,125

Class R6 Shares
Shares sold	2,614,786	$29,986,571	6,631,922	$75,205,503
Shares issued to shareholders in
reinvestment of dividends	341,514	3,914,790	533,798	6,072,389
Shares repurchased	(2,310,157)	(26,486,509)	(3,938,579)	(44,687,401)
Net increase (decrease)	646,143	$7,414,852	3,227,141	$36,590,491

NOTE 7 – INVESTMENT TRANSACTIONS

For the six months ended March 31, 2025, the Funds had purchase and sale transactions of investments as listed in the table below (excluding short-term investments and U.S. Government obligations).

	PURCHASES	SALES
Ultra Short Income Fund	$114,304,812	$53,368,653
Limited Term U.S. Government Fund	9,384,047	13,048,218
Limited Term Income Fund	1,149,402,238	1,093,053,425
Core Plus Bond Fund	30,584,540	31,085,539
Strategic Income Fund	1,996,181,272	1,099,937,504

NOTE 8 – DERIVATIVE FINANCIAL INSTRUMENTS

The Funds may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Funds and how these derivatives affect the financial position, financial performance and cash flows of the Funds. The Funds do not designate any derivative instruments as hedging instruments under ASC 815. During the six months ended March 31, 2025, the Funds’ principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign currency contracts.

Semi-Annual Financial Statements | 193

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

During the six months ended March 31, 2025, some of the Funds entered into forward currency contracts in the normal course of pursuing its investment objectives, with the intent of reducing the risk to the value of the Funds’ foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. Each of the forward currency contracts entered into by the Funds is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Forward currency contracts involve risks to the Funds, including the risk that a contract’s counterparty will not meet its obligations to the Funds, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Funds may not achieve the intended benefit of entering into a contract and may experience a loss.

The monthly average value of open forward currency sell contracts for the six months ended March 31, 2025 were as follows:

FORWARD CURRENCY SELL
Core Plus Bond Fund	$288,458
Strategic Income Fund	121,239,566

These contracts are accounted for by the Funds under ASC 815. Unrealized appreciation and depreciation on outstanding contracts are reported in each Fund’s Statement of Assets and Liabilities, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at each contract’s inception date. Net realized gain (loss) on contracts closed during the period, and changes in net unrealized appreciation (depreciation) on outstanding contracts are recognized in each Fund’s Statement of Operations.

The outstanding forward currency contracts in the table located in each Fund’s Schedule of Investments, which were entered into with State Street Bank and Trust Company (“SSB”), were entered into pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement with SSB, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities unless there has been an event of default or termination event under that agreement, the Funds do not net their respective outstanding forward currency contracts for purposes of the disclosure in the Statement of Assets and Liabilities. Instead the Funds recognize the unrealized appreciation (depreciation) on those forward currency contracts on a gross basis in each Fund’s Statement of Assets and Liabilities.

The unrealized appreciation (depreciation) of the outstanding forward currency contracts recognized in each Fund’s Statement of Assets and Liabilities at March 31, 2025 is disclosed in the following table:

		PRINCIPAL	COUNTER	ASSET	LIABILITY	NET
	TYPE OF DERIVATIVE(a)	RISK	PARTY	DERIVATIVES	DERIVATIVES	AMOUNT
Core Plus Bond Fund	Forward currency contracts	Foreign currency risk	SSB	$3,994	$—	$3,994
Strategic Income Fund	Forward currency contracts	Foreign currency risk	SSB	205,246	(13,854)	191,392

(a)	Generally, the Statement of Assets and Liabilities location for forward currency contracts is Assets - Unrealized appreciation on forward currency contracts for asset derivatives and Liabilities - Unrealized depreciation on forward currency contracts for liabilities derivatives.

Because the Funds did not receive or post cash collateral in connection with their forward currency contracts during the period, the net amounts of each Fund’s assets and liabilities which are attributable to those contracts at March 31, 2025 can be determined by offsetting the dollar amounts shown in the asset and liability columns in the preceding table, the results of which are reflected in the "Net Amount" column. The Funds’ forward currency contracts are valued each day, and the net amounts of each Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

The net realized gain (loss) from forward currency contracts and the net change in unrealized appreciation (depreciation) on outstanding forward currency contracts recognized in each Fund’s Statement of Operations for the six months ended March 31, 2025 are disclosed in the following table:

			NET REALIZED	NET CHANGE IN UNREALIZED
	TYPE OF DERIVATIVE(a)	PRINCIPAL RISK	GAIN (LOSS)	APPRECIATION (DEPRECIATION)
Core Plus Bond Fund	Forward currency contracts	Foreign currency risk	$(5,878)	$4,186
Strategic Income Fund	Forward currency contracts	Foreign currency risk	3,492,538	316,737

(a)	Generally, the Statement of Operations location for forward currency contracts is Net realized gain (loss) on: forward currency contracts and Net change in unrealized appreciation (depreciation) on: forward currency contracts.

194 | Semi-Annual Financial Statements

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Semi-Annual Financial Statements | 195

Financial Highlights

Ultra Short Income Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(b)

2025(c)	$12.23	0.30	(0.01)	0.29	(0.31)	—	—	(0.31)	$12.21
2024	$12.17	0.66	0.07	0.73	(0.67)	—	—	(0.67)	$12.23
2023	$12.13	0.52	0.05	0.57	(0.53)	—	—	(0.53)	$12.17
2022	$12.44	0.19	(0.31)	(0.12)	(0.19)	—	—	(0.19)	$12.13
2021	$12.59	0.15	(0.08)	0.07	(0.18)	(0.04)	—	(0.22)	$12.44
2020	$12.49	0.23	0.15	0.38	(0.24)	(0.04)	—	(0.28)	$12.59

CLASS I SHARES

2025(c)	$12.22	0.32	(0.03)	0.29	(0.32)	—	—	(0.32)	$12.19
2024	$12.16	0.69	0.06	0.75	(0.69)	—	—	(0.69)	$12.22
2023	$12.12	0.55	0.04	0.59	(0.55)	—	—	(0.55)	$12.16
2022	$12.43	0.21	(0.31)	(0.10)	(0.21)	—	—	(0.21)	$12.12
2021	$12.58	0.18	(0.08)	0.10	(0.21)	(0.04)	—	(0.25)	$12.43
2020	$12.48	0.25	0.16	0.41	(0.27)	(0.04)	—	(0.31)	$12.58

(a)	Not annualized for periods less than one year.

(b)	Sales loads are not reflected in computing total return.

(c)	Unaudited Six-Month Period Ended March 31.

(d)	Annualized.

+	Based on weighted average shares outstanding.

See notes to financial statements.

196  |  Semi-Annual Financial Statements

Financial Highlights, Continued

Ultra Short Income Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(b)

2025(c)	4.98	(d)	0.50	(d)	0.85	(d)	2.37	30.70	$33,972
2024	5.46		0.50		0.88		6.12	44.59	$50,154
2023	4.29		0.50		0.86		4.77	29.46	$28,234
2022	1.54		0.50		1.05		(0.96)	39.29	$34,147
2021	1.22		0.50		1.38		0.54	37.51	$10,930
2020	1.83		0.70		1.84		3.13	46.29	$8,127

CLASS I SHARES

2025(c)	5.19	(d)	0.30	(d)	0.54	(d)	2.39	30.70	$218,131
2024	5.65		0.30		0.54		6.35	44.59	$214,056
2023	4.56		0.30		0.52		4.98	29.46	$235,011
2022	1.75		0.30		0.60		(0.77)	39.29	$145,743
2021	1.40		0.30		0.76		0.74	37.51	$42,587
2020	2.02		0.50		1.06		3.33	46.29	$28,249

Semi-Annual Financial Statements  |  197

Financial Highlights

Limited Term U.S. Government Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(b)

2025(c)	$12.19	0.15	(0.10)	0.05	(0.16)	—	—	(0.16)	$12.08
2024	$11.48	0.29	0.73	1.02	(0.31)	—	—	(0.31)	$12.19
2023	$11.64	0.22	(0.13)	0.09	(0.25)	—	—	(0.25)	$11.48
2022	$13.06	0.13	(1.36)	(1.23)	(0.19)	—	—	(0.19)	$11.64
2021	$13.38	0.08	(0.24)	(0.16)	(0.16)	—	—	(0.16)	$13.06
2020	$13.10	0.15	0.33	0.48	(0.20)	—	—	(0.20)	$13.38

CLASS C SHARES

2025(c)	$12.26	0.13	(0.11)	0.02	(0.14)	—	—	(0.14)	$12.14
2024	$11.54	0.26	0.74	1.00	(0.28)	—	—	(0.28)	$12.26
2023	$11.71	0.19	(0.14)	0.05	(0.22)	—	—	(0.22)	$11.54
2022	$13.13	0.09	(1.36)	(1.27)	(0.15)	—	—	(0.15)	$11.71
2021	$13.46	0.03	(0.25)	(0.22)	(0.11)	—	—	(0.11)	$13.13
2020	$13.17	0.11	0.35	0.46	(0.17)	—	—	(0.17)	$13.46

CLASS C2 SHARES

2025(c)	$12.27	0.13	(0.11)	0.02	(0.14)	—	—	(0.14)	$12.15
2024	$11.55	0.26	0.74	1.00	(0.28)	—	—	(0.28)	$12.27
2023	$11.71	0.20	(0.14)	0.06	(0.22)	—	—	(0.22)	$11.55
2022	$13.14	0.08	(1.36)	(1.28)	(0.15)	—	—	(0.15)	$11.71
2021(g)	$13.46	0.04	(0.25)	(0.21)	(0.11)	—	—	(0.11)	$13.14

CLASS I SHARES

2025(c)	$12.19	0.17	(0.11)	0.06	(0.17)	—	—	(0.17)	$12.08
2024	$11.47	0.33	0.74	1.07	(0.35)	—	—	(0.35)	$12.19
2023	$11.64	0.26	(0.14)	0.12	(0.29)	—	—	(0.29)	$11.47
2022	$13.06	0.16	(1.36)	(1.20)	(0.22)	—	—	(0.22)	$11.64
2021	$13.38	0.11	(0.24)	(0.13)	(0.19)	—	—	(0.19)	$13.06
2020	$13.10	0.18	0.34	0.52	(0.24)	—	—	(0.24)	$13.38

CLASS R3 SHARES

2025(c)	$12.20	0.15	(0.10)	0.05	(0.16)	—	—	(0.16)	$12.09
2024	$11.49	0.29	0.73	1.02	(0.31)	—	—	(0.31)	$12.20
2023	$11.65	0.22	(0.13)	0.09	(0.25)	—	—	(0.25)	$11.49
2022	$13.06	0.11	(1.34)	(1.23)	(0.18)	—	—	(0.18)	$11.65
2021	$13.39	0.06	(0.25)	(0.19)	(0.14)	—	—	(0.14)	$13.06
2020	$13.10	0.13	0.35	0.48	(0.19)	—	—	(0.19)	$13.39

CLASS R4 SHARES

2025(c)	$12.18	0.15	(0.10)	0.05	(0.16)	—	—	(0.16)	$12.07
2024	$11.47	0.29	0.73	1.02	(0.31)	—	—	(0.31)	$12.18
2023	$11.64	0.22	(0.15)	0.07	(0.24)	—	—	(0.24)	$11.47
2022	$13.05	0.12	(1.35)	(1.23)	(0.18)	—	—	(0.18)	$11.64
2021	$13.37	0.06	(0.24)	(0.18)	(0.14)	—	—	(0.14)	$13.05
2020	$13.09	0.13	0.34	0.47	(0.19)	—	—	(0.19)	$13.37

CLASS R5 SHARES

2025(c)	$12.20	0.17	(0.12)	0.05	(0.17)	—	—	(0.17)	$12.08
2024	$11.48	0.33	0.74	1.07	(0.35)	—	—	(0.35)	$12.20
2023	$11.65	0.25	(0.14)	0.11	(0.28)	—	—	(0.28)	$11.48
2022	$13.07	0.16	(1.36)	(1.20)	(0.22)	—	—	(0.22)	$11.65
2021	$13.39	0.11	(0.25)	(0.14)	(0.18)	—	—	(0.18)	$13.07
2020	$13.11	0.17	0.34	0.51	(0.23)	—	—	(0.23)	$13.39

(a)	Not annualized for periods less than one year.

(b)	Sales loads are not reflected in computing total return.

(c)	Unaudited Six-Month Period Ended March 31.

(d)	Annualized.

See notes to financial statements.

198  |  Semi-Annual Financial Statements

Financial Highlights, Continued

Limited Term U.S. Government Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(b)

2025(c)	2.46	(d)	0.99	(d)	1.03	(d)	0.39	7.78	$34,801
2024	2.48		0.99		1.00		9.03	32.26	$38,447
2023	1.89		0.95		0.95		0.74	38.65	$43,326
2022	1.01		0.92		0.92		(9.51)	28.92	$57,028
2021	0.60		0.87		0.87		(1.22)	9.50	$92,786
2020	1.10		0.89		0.89		3.70	11.66	$86,955

CLASS C SHARES

2025(c)	2.21	(d)	1.24	(d)	1.90	(d)	0.19	7.78	$2,480
2024	2.22		1.24		1.84		8.82	32.26	$2,665
2023	1.57		1.24		1.56		0.37	38.65	$3,311
2022	0.68		1.24		1.39		(9.74)	28.92	$5,821
2021	0.21		1.24		1.24		(1.65)	9.50	$10,084
2020	0.82		1.16		1.16		3.48	11.66	$17,994

CLASS C2 SHARES

2025(c)	2.22	(d)	1.24	(d)	3.58	(d)	0.19	7.78	$306
2024	2.23		1.24		3.49		8.90 (e)	32.26	$305
2023	1.69		1.24		2.63		0.37 (f)	38.65	$576
2022	0.62		1.24		2.28		(9.81)	28.92	$230
2021(g)	0.28		1.24		3.37		(1.58)	9.50	$680

CLASS I SHARES

2025(c)	2.77	(d)	0.67	(d)	0.70	(d)	0.55	7.78	$76,003
2024	2.82		0.65		0.65		9.49	32.26	$93,488
2023	2.18		0.65		0.65		0.96	38.65	$119,323
2022	1.31		0.62		0.62		(9.24)	28.92	$155,928
2021	0.85		0.61		0.61		(0.96)	9.50	$219,833
2020	1.36		0.60		0.60		4.00	11.66	$243,793

CLASS R3 SHARES

2025(c)	2.47	(d)	0.99	(d)	1.88	(d)	0.39	7.78	$2,657
2024	2.46		0.99		1.92		9.03	32.26	$2,579
2023	1.86		0.99		1.75		0.70	38.65	$2,821
2022	0.89		0.99		1.52		(9.50)	28.92	$3,471
2021	0.46		0.99		1.31		(1.41)	9.50	$7,601
2020	1.02		0.99		1.29		3.67	11.66	$9,222

CLASS R4 SHARES

2025(c)	2.49	(d)	0.99	(d)	2.32	(d)	0.39	7.78	$1,455
2024	2.48		0.99		2.65		9.04	32.26	$1,035
2023	1.85		0.99		2.91		0.61	38.65	$931
2022	0.92		0.99		2.30		(9.51)	28.92	$1,146
2021	0.47		0.99		1.63		(1.34)	9.50	$2,011
2020	1.01		0.99		1.60		3.60	11.66	$2,779

CLASS R5 SHARES

2025(c)	2.85	(d)	0.67	(d)	2.24	(d)	0.47	7.78	$1,745
2024	2.79		0.67		2.24		9.47	32.26	$1,209
2023	2.16		0.67		2.01		0.94	38.65	$1,461
2022	1.30		0.67		1.64		(9.27)	28.92	$1,995
2021	0.80		0.67		1.56		(1.02)	9.50	$2,198
2020	1.27		0.67		2.12		3.93	11.66	$2,307

(e)	The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is 8.81%.

(f)	The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is 0.46%.
(g)	Effective date of this class of shares was October 1, 2020.

+	Based on weighted average shares outstanding.

Semi-Annual Financial Statements  |  199

Financial Highlights

Limited Term Income Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(b)

2025(c)	$13.14	0.24	(0.09)	0.15	(0.24)	—	—	(0.24)	$13.05
2024	$12.39	0.47	0.76	1.23	(0.48)	—	—	(0.48)	$13.14
2023	$12.38	0.36	0.02	0.38	(0.37)	—	—	(0.37)	$12.39
2022	$13.83	0.21	(1.43)	(1.22)	(0.23)	—	—	(0.23)	$12.38
2021	$14.14	0.16	(0.11)	0.05	(0.19)	(0.17)	—	(0.36)	$13.83
2020	$13.61	0.27	0.64	0.91	(0.28)	(0.10)	—	(0.38)	$14.14

CLASS C SHARES

2025(c)	$13.12	0.23	(0.09)	0.14	(0.23)	—	—	(0.23)	$13.03
2024	$12.37	0.44	0.75	1.19	(0.44)	—	—	(0.44)	$13.12
2023	$12.36	0.33	0.02	0.35	(0.34)	—	—	(0.34)	$12.37
2022	$13.81	0.18	(1.43)	(1.25)	(0.20)	—	—	(0.20)	$12.36
2021	$14.12	0.13	(0.11)	0.02	(0.16)	(0.17)	—	(0.33)	$13.81
2020	$13.59	0.24	0.64	0.88	(0.25)	(0.10)	—	(0.35)	$14.12

CLASS C2 SHARES

2025(c)	$13.12	0.21	(0.09)	0.12	(0.21)	—	—	(0.21)	$13.03
2024	$12.37	0.41	0.76	1.17	(0.42)	—	—	(0.42)	$13.12
2023	$12.36	0.30	0.02	0.32	(0.31)	—	—	(0.31)	$12.37
2022	$13.81	0.15	(1.43)	(1.28)	(0.17)	—	—	(0.17)	$12.36
2021(e)	$14.12	0.09	(0.11)	(0.02)	(0.12)	(0.17)	—	(0.29)	$13.81

CLASS I SHARES

2025(c)	$13.14	0.26	(0.09)	0.17	(0.26)	—	—	(0.26)	$13.05
2024	$12.39	0.51	0.75	1.26	(0.51)	—	—	(0.51)	$13.14
2023	$12.38	0.40	0.02	0.42	(0.41)	—	—	(0.41)	$12.39
2022	$13.84	0.25	(1.44)	(1.19)	(0.27)	—	—	(0.27)	$12.38
2021	$14.15	0.20	(0.11)	0.09	(0.23)	(0.17)	—	(0.40)	$13.84
2020	$13.62	0.30	0.65	0.95	(0.32)	(0.10)	—	(0.42)	$14.15

CLASS R3 SHARES

2025(c)	$13.15	0.23	(0.09)	0.14	(0.23)	—	—	(0.23)	$13.06
2024	$12.40	0.44	0.76	1.20	(0.45)	—	—	(0.45)	$13.15
2023	$12.38	0.33	0.03	0.36	(0.34)	—	—	(0.34)	$12.40
2022	$13.84	0.18	(1.44)	(1.26)	(0.20)	—	—	(0.20)	$12.38
2021	$14.15	0.13	(0.11)	0.02	(0.16)	(0.17)	—	(0.33)	$13.84
2020	$13.63	0.24	0.63	0.87	(0.25)	(0.10)	—	(0.35)	$14.15

CLASS R4 SHARES

2025(c)	$13.14	0.23	(0.10)	0.13	(0.23)	—	—	(0.23)	$13.04
2024	$12.38	0.44	0.77	1.21	(0.45)	—	—	(0.45)	$13.14
2023	$12.37	0.34	0.01	0.35	(0.34)	—	—	(0.34)	$12.38
2022	$13.83	0.20	(1.46)	(1.26)	(0.20)	—	—	(0.20)	$12.37
2021	$14.14	0.13	(0.11)	0.02	(0.16)	(0.17)	—	(0.33)	$13.83
2020	$13.61	0.24	0.64	0.88	(0.25)	(0.10)	—	(0.35)	$14.14

CLASS R5 SHARES

2025(c)	$13.14	0.26	(0.09)	0.17	(0.26)	—	—	(0.26)	$13.05
2024	$12.39	0.51	0.75	1.26	(0.51)	—	—	(0.51)	$13.14
2023	$12.37	0.40	0.02	0.42	(0.40)	—	—	(0.40)	$12.39
2022	$13.83	0.25	(1.44)	(1.19)	(0.27)	—	—	(0.27)	$12.37
2021	$14.14	0.20	(0.11)	0.09	(0.23)	(0.17)	—	(0.40)	$13.83
2020	$13.61	0.31	0.64	0.95	(0.32)	(0.10)	—	(0.42)	$14.14

CLASS R6 SHARES

2025(c)	$13.17	0.27	(0.10)	0.17	(0.27)	—	—	(0.27)	$13.07
2024	$12.41	0.52	0.76	1.28	(0.52)	—	—	(0.52)	$13.17
2023	$12.40	0.41	0.01	0.42	(0.41)	—	—	(0.41)	$12.41
2022	$13.86	0.26	(1.44)	(1.18)	(0.28)	—	—	(0.28)	$12.40
2021	$14.17	0.21	(0.11)	0.10	(0.24)	(0.17)	—	(0.41)	$13.86
2020	$13.64	0.32	0.64	0.96	(0.33)	(0.10)	—	(0.43)	$14.17

(a)	Not annualized for periods less than one year.

(b)	Sales loads are not reflected in computing total return.

(c)	Unaudited Six-Month Period Ended March 31.

(d)	Annualized.

See notes to financial statements.

200  |  Semi-Annual Financial Statements

Financial Highlights, Continued

Limited Term Income Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(a)		PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(b)

2025(c)	3.75	(d)	0.78	(d)	0.78	(d)	1.19		18.81	$457,023
2024	3.71		0.76		0.76		10.08		59.42	$480,422
2023	2.90		0.78		0.78		3.06		37.65	$533,551
2022	1.58		0.77		0.77		(8.89)		46.77	$598,675
2021	1.17		0.77		0.77		0.33		33.37	$818,846
2020	1.94		0.77		0.77		6.78		53.84	$768,798

CLASS C SHARES

2025(c)	3.49	(d)	1.03	(d)	1.03	(d)	1.06		18.81	$91,732
2024	3.45		1.01		1.01		9.82		59.42	$106,222
2023	2.64		1.01		1.01		2.83		37.65	$140,716
2022	1.33		0.99		0.99		(9.11)		46.77	$221,057
2021	0.94		0.99		0.99		0.11		33.37	$360,840
2020	1.72		1.00		1.00		6.55		53.84	$412,659

CLASS C2 SHARES

2025(c)	3.28	(d)	1.24	(d)	1.48	(d)	0.96		18.81	$4,764
2024	3.23		1.24		1.42		9.57		59.42	$5,160
2023	2.43		1.24		1.44		2.59		37.65	$6,733
2022	1.10		1.24		1.30		(9.33)		46.77	$9,615
2021(e)	0.65		1.24		1.32		(0.17)		33.37	$12,902

CLASS I SHARES

2025(c)	4.03	(d)	0.49	(d)	0.53	(d)	1.33		18.81	$5,403,880
2024	3.99		0.49		0.52		10.38		59.42	$5,543,890
2023	3.18		0.49		0.54		3.36		37.65	$5,769,043
2022	1.86		0.49		0.51		(8.63	)(f)	46.77	$6,890,513
2021	1.44		0.49		0.50		0.53	(g)	33.37	$8,840,331
2020	2.21		0.49		0.51		7.08		53.84	$6,999,911

CLASS R3 SHARES

2025(c)	3.53	(d)	0.99	(d)	1.08	(d)	1.08		18.81	$34,037
2024	3.48		0.99		1.08		9.83		59.42	$35,717
2023	2.66		0.99		1.06		2.93		37.65	$37,395
2022	1.39		0.99		1.04		(9.16)		46.77	$49,513
2021	0.94		0.99		1.02		0.11		33.37	$51,825
2020	1.75		0.99		1.02		6.54	(h)	53.84	$61,041

CLASS R4 SHARES

2025(c)	3.53	(d)	0.99	(d)	1.14	(d)	1.01		18.81	$14,146
2024	3.46		0.99		1.21		9.92		59.42	$16,303
2023	2.71		0.99		1.15		2.84		37.65	$18,774
2022	1.51		0.99		1.24		(9.16)		46.77	$17,988
2021	0.94		0.99		1.19		0.11		33.37	$10,777
2020	1.74		0.99		1.32		6.55		53.84	$6,413

CLASS R5 SHARES

2025(c)	4.04	(d)	0.49	(d)	0.70	(d)	1.33		18.81	$70,842
2024	3.98		0.49		0.66		10.38		59.42	$70,839
2023	3.15		0.49		0.74		3.44		37.65	$70,594
2022	1.88		0.49		0.71		(8.71)		46.77	$111,149
2021	1.44		0.49		0.69		0.61		33.37	$134,974
2020	2.24		0.49		0.64		7.08		53.84	$149,322

CLASS R6 SHARES

2025(c)	4.11	(d)	0.42	(d)	0.47	(d)	1.29		18.81	$182,645
2024	4.07		0.42		0.47		10.53		59.42	$171,607
2023	3.25		0.42		0.46		3.43		37.65	$157,354
2022	2.00		0.42		0.45		(8.62)		46.77	$180,359
2021	1.51		0.42		0.43		0.68		33.37	$127,763
2020	2.31		0.42		0.46		7.15		53.84	$98,639

(e)	Effective date of this class of shares was October 1, 2020.

(f)	The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is (8.70)%.
(g)	The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is 0.61%.

(h)	The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is 6.47%.
+	Based on weighted average shares outstanding.

Semi-Annual Financial Statements  |  201

Financial Highlights

Core Plus Bond Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(b)

2025(c)	$10.73	0.24	(0.28)	(0.04)	(0.24)	(0.01)	—	(0.25)	$10.44
2024(e)	$10.00	0.50	0.72	1.22	(0.49)	—	—	(0.49)	$10.73

CLASS C SHARES

2025(c)	$10.74	0.21	(0.29)	(0.08)	(0.21)	(0.01)	—	(0.22)	$10.44
2024(e)	$10.00	0.44	0.72	1.16	(0.42)	—	—	(0.42)	$10.74

CLASS I SHARES

2025(c)	$10.74	0.26	(0.29)	(0.03)	(0.26)	(0.01)	—	(0.27)	$10.44
2024(e)	$10.00	0.54	0.72	1.26	(0.52)	—	—	(0.52)	$10.74

CLASS R3 SHARES

2025(c)	$10.73	0.23	(0.29)	(0.06)	(0.23)	(0.01)	—	(0.24)	$10.43
2024(e)	$10.00	0.47	0.73	1.20	(0.47)	—	—	(0.47)	$10.73

CLASS R4 SHARES

2025(c)	$10.73	0.24	(0.29)	(0.05)	(0.24)	(0.01)	—	(0.25)	$10.43
2024(e)	$10.00	0.49	0.73	1.22	(0.49)	—	—	(0.49)	$10.73

CLASS R5 SHARES

2025(c)	$10.73	0.25	(0.28)	(0.03)	(0.26)	(0.01)	—	(0.27)	$10.43
2024(e)	$10.00	0.52	0.73	1.25	(0.52)	—	—	(0.52)	$10.73

CLASS R6 SHARES

2025(c)	$10.73	0.26	(0.28)	(0.02)	(0.26)	(0.01)	—	(0.27)	$10.44
2024(e)	$10.00	0.54	0.71	1.25	(0.52)	—	—	(0.52)	$10.73

(a)	Not annualized for periods less than one year.

(b)	Sales loads are not reflected in computing total return.

(c)	Unaudited Six-Month Period Ended March 31.

(d)	Annualized.

(e)	The Fund commenced operations on October 2, 2023.

(f)	The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is (0.18%).
(g)	The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is 12.91%.
+	Based on weighted average shares outstanding.

See notes to financial statements.

202  |  Semi-Annual Financial Statements

Financial Highlights, Continued

Core Plus Bond Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(a)		PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(b)

2025(c)	4.72	(d)	0.75	(d)	12.52	(d)	(0.25)		20.35	$280
2024(e)	4.80	(d)	0.75	(d)	10.92	(d)	12.50		73.32	$272

CLASS C SHARES

2025(c)	4.01	(d)	1.50	(d)	3.82	(d)	(0.70)		20.35	$884
2024(e)	4.21	(d)	1.50	(d)	3.45	(d)	11.78		73.32	$819

CLASS I SHARES

2025(c)	5.00	(d)	0.50	(d)	0.79	(d)	(0.09	)(f)	20.35	$145,953
2024(e)	5.23	(d)	0.46	(d)	1.11	(d)	12.80	(g)	73.32	$163,388

CLASS R3 SHARES

2025(c)	4.41	(d)	1.00	(d)	15.64	(d)	(0.48)		20.35	$112
2024(e)	4.54	(d)	1.00	(d)	6.60	(d)	12.23		73.32	$112

CLASS R4 SHARES

2025(c)	4.66	(d)	0.75	(d)	14.47	(d)	(0.36)		20.35	$112
2024(e)	4.78	(d)	0.75	(d)	4.65	(d)	12.51		73.32	$113

CLASS R5 SHARES

2025(c)	4.91	(d)	0.50	(d)	15.05	(d)	(0.23)		20.35	$113
2024(e)	5.04	(d)	0.50	(d)	6.09	(d)	12.79		73.32	$113

CLASS R6 SHARES

2025(c)	4.99	(d)	0.49	(d)	4.73	(d)	(0.12)		20.35	$385
2024(e)	5.26	(d)	0.49	(d)	2.23	(d)	12.82		73.32	$658

Semi-Annual Financial Statements  |  203

Financial Highlights

Strategic Income Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(c)

2025(d)	$11.67	0.27	(0.17)	0.10	(0.29)	—	—	(0.29)	$11.48
2024	$11.02	0.52	0.65	1.17	(0.52)	—	—	(0.52)	$11.67
2023	$10.99	0.45	0.03	0.48	(0.45)	—	—	(0.45)	$11.02
2022	$12.41	0.36	(1.38)	(1.02)	(0.37)	(0.03)	—	(0.40)	$10.99
2021	$12.24	0.43	0.21	0.64	(0.47)	—	—	(0.47)	$12.41
2020	$11.92	0.40	0.31	0.71	(0.39)	—	—	(0.39)	$12.24

CLASS C SHARES

2025(d)	$11.65	0.23	(0.17)	0.06	(0.25)	—	—	(0.25)	$11.46
2024	$11.00	0.44	0.64	1.08	(0.43)	—	—	(0.43)	$11.65
2023	$10.97	0.37	0.03	0.40	(0.37)	—	—	(0.37)	$11.00
2022	$12.39	0.27	(1.38)	(1.11)	(0.28)	(0.03)	—	(0.31)	$10.97
2021	$12.22	0.33	0.21	0.54	(0.37)	—	—	(0.37)	$12.39
2020	$11.90	0.31	0.31	0.62	(0.30)	—	—	(0.30)	$12.22

CLASS I SHARES

2025(d)	$11.65	0.29	(0.18)	0.11	(0.31)	—	—	(0.31)	$11.45
2024	$11.00	0.56	0.65	1.21	(0.56)	—	—	(0.56)	$11.65
2023	$10.96	0.49	0.04	0.53	(0.49)	—	—	(0.49)	$11.00
2022	$12.38	0.40	(1.38)	(0.98)	(0.41)	(0.03)	—	(0.44)	$10.96
2021	$12.20	0.47	0.22	0.69	(0.51)	—	—	(0.51)	$12.38
2020	$11.89	0.44	0.30	0.74	(0.43)	—	—	(0.43)	$12.20

CLASS R3 SHARES

2025(d)	$11.66	0.25	(0.16)	0.09	(0.28)	—	—	(0.28)	$11.47
2024	$11.01	0.49	0.64	1.13	(0.48)	—	—	(0.48)	$11.66
2023	$10.98	0.42	0.03	0.45	(0.42)	—	—	(0.42)	$11.01
2022	$12.40	0.33	(1.38)	(1.05)	(0.34)	(0.03)	—	(0.37)	$10.98
2021	$12.22	0.40	0.21	0.61	(0.43)	—	—	(0.43)	$12.40
2020	$11.91	0.35	0.31	0.66	(0.35)	—	—	(0.35)	$12.22

CLASS R4 SHARES

2025(d)	$11.66	0.25	(0.16)	0.09	(0.28)	—	—	(0.28)	$11.47
2024	$11.01	0.49	0.64	1.13	(0.48)	—	—	(0.48)	$11.66
2023	$10.97	0.42	0.04	0.46	(0.42)	—	—	(0.42)	$11.01
2022	$12.39	0.32	(1.37)	(1.05)	(0.34)	(0.03)	—	(0.37)	$10.97
2021	$12.22	0.40	0.20	0.60	(0.43)	—	—	(0.43)	$12.39
2020	$11.90	0.36	0.31	0.67	(0.35)	—	—	(0.35)	$12.22

CLASS R5 SHARES

2025(d)	$11.65	0.29	(0.17)	0.12	(0.31)	—	—	(0.31)	$11.46
2024	$11.00	0.56	0.65	1.21	(0.56)	—	—	(0.56)	$11.65
2023	$10.96	0.50	0.03	0.53	(0.49)	—	—	(0.49)	$11.00
2022	$12.39	0.40	(1.39)	(0.99)	(0.41)	(0.03)	—	(0.44)	$10.96
2021	$12.21	0.47	0.22	0.69	(0.51)	—	—	(0.51)	$12.39
2020	$11.89	0.45	0.30	0.75	(0.43)	—	—	(0.43)	$12.21

CLASS R6 SHARES

2025(d)	$11.68	0.30	(0.17)	0.13	(0.32)	—	—	(0.32)	$11.49
2024	$11.03	0.58	0.64	1.22	(0.57)	—	—	(0.57)	$11.68
2023	$10.99	0.50	0.04	0.54	(0.50)	—	—	(0.50)	$11.03
2022	$12.42	0.41	(1.39)	(0.98)	(0.42)	(0.03)	—	(0.45)	$10.99
2021	$12.24	0.48	0.22	0.70	(0.52)	—	—	(0.52)	$12.42
2020	$11.93	0.45	0.30	0.75	(0.44)	—	—	(0.44)	$12.24

(a)	Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6
2024	4.61%	3.86%	4.99%	4.36%	4.35%	4.98%	5.08%
2021	3.48%	2.71%	3.81%	3.19%	3.21%	3.84%	3.89%

(b)	Not annualized for periods less than one year.

See notes to financial statements.

204  |  Semi-Annual Financial Statements

Financial Highlights, Continued

Strategic Income Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)(a)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(b)	PORTFOLIO TURNOVER RATE (%)(b)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(c)

2025(d)	4.72	(e)	0.98	(e)	1.01	(e)	0.93	12.16	$261,493
2024	4.61		0.97		1.00		10.81	60.47	$294,970
2023	4.00		1.02		1.07		4.39	22.34	$271,826
2022	3.03		0.99		1.06		(8.37)	27.19	$321,614
2021	3.48		0.95		1.05		5.30	28.55	$376,252
2020	3.35		0.96		1.13		6.07	58.91	$249,520

CLASS C SHARES

2025(d)	4.00	(e)	1.71	(e)	1.73	(e)	0.55	12.16	$102,368
2024	3.86		1.72		1.75		10.02	60.47	$101,094
2023	3.31		1.72		1.77		3.69	22.34	$93,062
2022	2.29		1.72		1.79		(9.08)	27.19	$80,326
2021	2.71		1.73		1.83		4.49	28.55	$100,385
2020	2.57		1.70		1.88		5.30	58.91	$103,302

CLASS I SHARES

2025(d)	5.10	(e)	0.60	(e)	0.73	(e)	1.02	12.16	$8,944,577
2024	4.99		0.60		0.74		11.24	60.47	$8,778,651
2023	4.44		0.60		0.77		4.90	22.34	$6,427,625
2022	3.45		0.60		0.77		(8.07)	27.19	$4,180,742
2021	3.81		0.60		0.81		5.74	28.55	$3,255,002
2020	3.73		0.60		0.88		6.39	58.91	$1,758,843

CLASS R3 SHARES

2025(d)	4.46	(e)	1.25	(e)	2.90	(e)	0.79	12.16	$1,130
2024	4.36		1.25		3.37		10.52	60.47	$1,130
2023	3.78		1.25		4.49		4.15	22.34	$670
2022	2.77		1.25		3.96		(8.64)	27.19	$641
2021	3.20		1.25		3.16		5.06	28.55	$837
2020	2.96		1.25		2.53		5.70	58.91	$1,105

CLASS R4 SHARES

2025(d)	4.44	(e)	1.25	(e)	2.41	(e)	0.79	12.16	$2,047
2024	4.35		1.25		2.07		10.52	60.47	$2,430
2023	3.81		1.25		2.10		4.24	22.34	$2,806
2022	2.76		1.25		2.44		(8.65)	27.19	$2,044
2021	3.21		1.25		2.28		4.98	28.55	$2,139
2020	3.06		1.25		2.70		5.79	58.91	$1,633

CLASS R5 SHARES

2025(d)	5.11	(e)	0.60	(e)	0.81	(e)	1.11	12.16	$92,114
2024	4.98		0.60		0.87		11.24	60.47	$91,965
2023	4.46		0.60		0.88		4.90	22.34	$62,908
2022	3.38		0.60		0.96		(8.14)	27.19	$40,507
2021	3.84		0.60		0.92		5.74	28.55	$64,449
2020	3.78		0.60		1.00		6.48	58.91	$43,715

CLASS R6 SHARES

2025(d)	5.18	(e)	0.53	(e)	0.68	(e)	1.15	12.16	$188,372
2024	5.08		0.53		0.69		11.30	60.47	$183,956
2023	4.52		0.53		0.70		4.97	22.34	$138,108
2022	3.53		0.53		0.72		(8.05)	27.19	$109,349
2021	3.89		0.53		0.75		5.81	28.55	$77,415
2020	3.77		0.53		0.88		6.55 (f)	58.91	$39,115

(c)	Sales loads are not reflected in computing total return.

(d)	Unaudited Six-Month Period Ended March 31.

(e)	Annualized.

(f)	The total return based on the NAV which reflects adjustments in accordance with U.S. GAAP is 6.46%.
+	Based on weighted average shares outstanding.

Semi-Annual Financial Statements  |  205

Schedule of Investments

Thornburg Short Duration Municipal Fund  |  March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	LONG-TERM MUNICIPAL BONDS — 97.6%

	ALABAMA — 3.1%
[a]	Chatom (PowerSouth Energy Cooperative; SPA National Rural Utilities Cooperative Finance) IDB, Series A, 3.80% due 8/1/2037 (put 8/1/2025)	$1,500,000	$1,487,623
	City of Mobile Alabama (Alabama Power Co.) IDB,
[a]	Series A, 3.30% due 7/15/2034 (put 3/12/2026)	1,000,000	1,000,550
[a]	Series C, 3.78% due 6/1/2034 (put 6/16/2026)	1,115,000	1,121,172
	ARIZONA — 2.2%
[a]	Arizona (Banner Health Obligated Group) HFA, Series B, 3.12% (MUNIPSA + 0.25%) due 1/1/2046 (pre-refunded 11/4/2025)	155,000	154,778
[a]	Arizona (Gunsmoke Ranch Apartments LP) IDA, 5.00% due 3/1/2058 (put 11/1/2026)	1,500,000	1,546,519
	Arizona HFA,
	Series B,
[a]	3.12% (MUNIPSA + 0.25%) due 1/1/2046 (pre-refunded 11/4/2025)	35,000	34,481
[a]	3.12% (MUNIPSA + 0.25%) due 1/1/2046 (put 11/4/2026)	810,000	808,173
	CALIFORNIA — 7.9%
	California (PIH Health, Inc. Obligated Group) HFFA, Series A, 5.00% due 6/1/2027	365,000	380,248
[a]	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond), Series A-1, 4.00% due 5/1/2053 (put 8/1/2028)	1,000,000	1,010,141
[a]	California Municipal Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT, Series A, 4.25% due 12/1/2044 (put 12/1/2025)	2,000,000	1,999,458
[a,b]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, 3.70% due 7/1/2043 (put 8/15/2025)	1,000,000	997,907
[c]	City of Los Angeles Department of Airports (Green Bond) AMT, Series A, 5.00% due 5/15/2030	2,000,000	2,114,968
	City of Stockton Redevelopment Successor Agency (Redevelopment of Midtown, North & South Stockton & Waterfront Areas) (AGM), Series A, 5.00% due 9/1/2027	1,000,000	1,027,053
	Indian Wells Redevelopment Successor Agency (NPFG), Series A, 5.00% due 9/1/2029	500,000	512,394
	Tulare Public Financing Authority (BAM), 5.00% due 4/1/2027 - 4/1/2028	1,055,000	1,077,543
	COLORADO — 0.9%
[a]	Adams County Housing Authority (647 Oat LLLP), 4.50% due 5/1/2042 (put 5/1/2026)	1,000,000	1,009,418
	CONNECTICUT — 0.2%
[a]	Connecticut Housing Finance Authority (Green Bond), Series C-2, 4.40% due 5/15/2066 (put 11/15/2026)	250,000	250,437
	FLORIDA — 6.2%
[a]	Broward County Housing Finance Authority (Pinnacle 441 Phase 2 LLC), 4.05% due 9/1/2056 (put 3/1/2026)	500,000	504,492
	City of Orlando (Senior Tourist Development) (AGM), Series A, 5.00% due 11/1/2025	1,000,000	1,012,309
	City of Tampa (State of Florida Cigarette Tax Revenue), Series A, 5.00% due 9/1/2026	300,000	308,664
	County of Manatee (Public Utilities System Improvements), 5.00% due 10/1/2026	370,000	370,576
[a]	Florida Housing Finance Corp. (GNMA), Series B, 3.35% due 10/1/2027 (put 10/1/2026)	1,000,000	1,002,380
[a]	Florida Housing Finance Corp. (Hampton Point Preservation Ltd.), Series E, 5.00% due 5/1/2026 (put 5/1/2025)	1,000,000	1,001,534
[a]	Miami-Dade County Housing Finance Authority (Fairfield Miami Gardens LP), Series B, 4.05% due 9/1/2026 (put 9/1/2025)	1,000,000	1,003,913
[a]	Miami-Dade County Housing Finance Authority (Quail Roost Transit Village I Ltd.) (HUD), 5.00% due 9/1/2026 (put 9/1/2025)	1,000,000	1,008,356
[a]	Miami-Dade County Housing Finance Authority (St. Mary Towers Apartments LLLP) (HUD), 3.40% due 4/1/2041 (put 10/1/2026)	1,000,000	1,000,117
	GEORGIA — 3.0%
[a]	Bartow County Development Authority (Georgia Power Co.), 3.95% due 12/1/2032 (put 3/8/2028)	1,300,000	1,326,647
[a]	Development Authority of Burke County (Georgia Power Co.), Series 1994, 3.80% due 10/1/2032 (put 5/21/2026)	1,000,000	1,006,945
[a]	Development Authority of Burke County (Oglethorpe Power Corp.), Series A, 3.60% due 1/1/2040 (put 2/1/2030)	620,000	625,055
	Private Colleges & Universities Authority (Corp. of Mercer University), 5.00% due 10/1/2026	495,000	508,846
	HAWAII — 0.9%
[a]	City & County of Honolulu (Komohale Maunakea Venture LP) (HUD), 5.00% due 6/1/2027 (put 6/1/2026)	1,000,000	1,021,876
	ILLINOIS — 7.5%
	Chicago O’Hare International Airport AMT, Series E, 5.00% due 1/1/2027	1,380,000	1,409,670
	Chicago Park District GO, Series A, 5.00% due 1/1/2027	825,000	836,717
[a]	City of Chicago (New City Redevelopment LP), 3.50% due 8/1/2027 (put 8/1/2026)	1,270,000	1,276,693
	City of Chicago (Water System), 5.00% due 11/1/2027	560,000	574,258
[a]	City of Chicago Heights (Olympic Village LLC) (FHA, GNMA, HUD), 2.875% due 8/1/2027 (put 8/1/2025)	1,000,000	998,796
	City of Chicago Waterworks Revenue, 5.00% due 11/1/2029	385,000	393,169
	Greene Jersey & Macoupin Counties Community Unit School District No. 9 Southwest (BAM) GO, 5.00% due 12/1/2029	350,000	373,123
[a]	Illinois (South Shore IL Preservation LP) (FHA, HUD) HDA, 4.00% due 6/1/2026 (put 6/1/2025)	550,000	550,732
	Illinois Finance Authority (Ascension Health Credit Group), Series C, 5.00% due 2/15/2029	275,000	283,078
	Metropolitan Pier & Exposition Authority, Series A, 5.00% due 12/15/2028	440,000	458,539
	State of Illinois GO, Series B, 5.00% due 3/1/2027 - 9/1/2027	1,495,000	1,549,095

206 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Short Duration Municipal Fund  |  March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	INDIANA — 3.5%
[a]	Indiana Finance Authority (Republic Services, Inc.) AMT, Series A, 3.85% due 5/1/2028 (put 6/2/2025)	$3,000,000	$2,981,460
	Westfield-Washington Schools (State Intercept) GO, Series C, 6.00% due 7/15/2025 - 1/15/2026	1,010,000	1,023,414
	IOWA — 2.6%
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	3,000,000	3,055,296
	KENTUCKY — 4.1%
	County of Boone (Duke Energy Kentucky, Inc.), Series A, 3.70% due 8/1/2027	1,000,000	1,004,216
	Kentucky (Norton Healthcare Obligated Group) (NPFG) EDFA, Series B, Zero Coupon due 10/1/2025	125,000	123,183
[a]	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Finance), Series A, 5.25% due 6/1/2055 (put 12/1/2029)	2,300,000	2,431,109
[a]	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group), Series C-1, 4.00% due 12/1/2049	1,230,000	1,230,523
	LOUISIANA — 3.1%
	City of Shreveport (AGM) GO, Series A, 5.00% due 3/1/2026	500,000	508,211
[a]	Louisiana Offshore Terminal Authority (Loop LLC), Series A-R, 4.20% due 9/1/2033 (put 9/1/2028)	1,000,000	1,004,952
[a]	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), Series B, 5.00% due 5/15/2050 (put 5/15/2025)	1,065,000	1,065,862
[a]	State of Louisiana Gasoline & Fuels Tax Revenue, Series A, 3.538% (SOFR + 0.50%) due 5/1/2043 (put 5/1/2026)	965,000	958,407
	MASSACHUSETTS — 2.2%
[a,b]	Massachusetts (Mass General Brigham, Inc.) DFA, Series T-1, 3.47% (MUNIPSA + 0.60%) due 7/1/2049 (put 1/29/2026)	2,500,000	2,496,865
	MICHIGAN — 1.0%
[a]	Michigan Strategic Fund (Consumers Energy Co.) AMT, 3.35% due 10/1/2049 (put 10/1/2027)	1,110,000	1,099,512
	MONTANA — 0.9%
	City of Forsyth (NorthWestern Corp.), 3.875% due 7/1/2028	1,000,000	1,013,525
	NEBRASKA — 2.2%
[a]	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.), Series 1, 5.00% due 5/1/2053 (put 10/1/2029)	1,000,000	1,041,781
[a]	Central Plains Energy Project (Guaranty: Royal Bank of Canada), 4.00% due 12/1/2049 (put 8/1/2025)	1,000,000	1,001,318
	Gretna Public Schools GO, Series B, 5.00% due 12/15/2027	500,000	506,723
	NEVADA — 1.3%
[a]	County of Clark (Nevada Power Co.), 3.75% due 1/1/2036 (put 3/31/2026)	1,000,000	1,001,488
	Reno-Tahoe Airport Authority AMT, Series A, 5.00% due 7/1/2029	500,000	525,170
	NEW JERSEY — 0.9%
	Jersey City Municipal Utilities Authority Sewer Fund, Series B, 5.00% due 5/1/2025	1,000,000	1,001,304
	NEW MEXICO — 1.2%
[a]	City of Farmington (Public Service Co. of New Mexico), Series B, 3.875% due 6/1/2040 (put 6/1/2029)	1,000,000	1,002,424
	City of Santa Fe Gasoline Tax GRT, 5.00% due 6/1/2025	380,000	381,319
	NEW YORK — 3.4%
[a]	New York City Housing Development Corp. (FHA) (Green Bond), Series F-2A, 3.40% due 11/1/2062 (put 12/22/2026)	1,100,000	1,099,066
[a]	New York State Housing Finance Agency (HUD, SONYMA) (Green Bond), Series A-2, 3.65% due 11/1/2062 (put 11/1/2028)	400,000	399,661
[a]	Rockland County (Rockland Gardens Housing Partners LP) (FHA, HUD) IDA, 4.65% due 5/1/2027 (put 5/1/2025)	1,600,000	1,600,912
[a]	Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue), Series B2, 5.00% due 5/15/2050 (put 5/15/2026)	500,000	510,162
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2027	270,000	275,599
	NORTH CAROLINA — 2.3%
[a]	Cumberland County Industrial Facilities & Pollution Control Financing Authority (American Titanium Metal LLC) AMT, 3.75% due 12/1/2027 (put 11/1/2025)	2,000,000	1,997,978
	North Carolina Medical Care Commission (United Methodist Retirement Homes Inc Obligated Group),
	Series 2024B-1, 4.25% due 10/1/2028	150,000	150,471
	Series 2024B-2, 3.75% due 10/1/2028	500,000	497,749
	OHIO — 2.3%
	Akron, Bath & Copley Joint Township Hospital District (Summa Health System Obligated Group), 5.00% due 11/15/2027	180,000	187,160
	City of Elyria GO, 4.625% due 6/26/2025	1,250,000	1,253,760
	Northeast Ohio Medical University (BAM), 5.00% due 12/1/2029	260,000	275,970
	Ohio Air Quality Development Authority (American Electric Power Co., Inc.) AMT, Series A, 3.75% due 1/1/2029	1,000,000	995,876
	OKLAHOMA — 2.6%
	Canadian County Educational Facilities Authority (Mustang Public Schools Project) ISD, 5.00% due 9/1/2027	1,000,000	1,024,100
	Chouteau Educational Facilities Authority (Mayes County ISD No. 32 Chouteau-Mazie), 4.00% due 9/1/2028	975,000	969,058
	Cushing Educational Facilities Authority (Payne County No. 67 Cushing) ISD, 5.00% due 9/1/2028	500,000	529,783
	Muskogee Industrial Trust (Muskogee County No. 20) ISD, 5.00% due 9/1/2027	475,000	489,429
	PENNSYLVANIA — 4.9%
	Allegheny County Hospital Development Authority (UPMC Obligated Group), Series A, 5.00% due 7/15/2025	1,500,000	1,507,937
[a]	Montgomery County (Constellation Energy Generation LLC) IDA, Series A, 4.10% due 4/1/2053 (put 4/3/2028)	1,140,000	1,170,149
	Northeastern Pennsylvania Hospital & Education Authority (King’s College), 5.00% due 5/1/2026	485,000	488,629

See notes to financial statements.	Semi-Annual Financial Statements | 207

Schedule of Investments, Continued

Thornburg Short Duration Municipal Fund | March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Pennsylvania (UPMC Obligated Group) EDFA, 5.00% due 3/15/2026	$220,000	$224,127
[a]	Pennsylvania (Waste Management Obligated Group; Guaranty: Waste Management, Inc.) EDFA AMT, 4.25% due 7/1/2041 (put 7/1/2027)	740,000	752,070
[a]	Pennsylvania (Waste Management, Inc.; Guaranty: Waste Management Holdings) EDFA AMT, Series A, 4.25% due 8/1/2038 (put 8/1/2025)	1,000,000	1,002,467
[a]	Pennsylvania Housing Finance Agency (Cambridge Community Partners LP) (HUD), Series B, 5.00% due 11/1/2026 (put 11/1/2025)	500,000	506,017
	TENNESSEE — 4.5%
	Johnson City Health & Educational Facilities Board (Ballad Health Obligated Group), Series A, 5.00% due 7/1/2025	1,100,000	1,104,412
[a]	Knox County Health Educational & Housing Facility Board (Gleason Partners LP) (HUD), 3.95% due 12/1/2027 (put 12/1/2025)	2,000,000	2,007,364
[a]	Tennergy Corp. (Guaranty: Royal Bank of Canada), Series A, 5.00% due 10/1/2054 (put 12/1/2029)	2,040,000	2,136,961
	TEXAS — 14.3%
[a]	Boerne School District (PSF-GTD) ISD GO, 3.125% due 2/1/2053 (put 2/1/2027)	980,000	985,600
[a]	Capital Area Housing Finance Corp. (LDG Redwood LP), 3.65% due 1/1/2041 (put 1/1/2026)	1,000,000	1,001,392
	City of Aubrey Jackson Ridge Public Improvement District (BAM), 5.00% due 9/1/2025	200,000	201,284
[a]	City of Dallas Housing Finance Corp. (Ash Creek Housing LLC) (FHA), 5.00% due 7/1/2026 (put 12/1/2025)	500,000	506,875
	City of Georgetown Utility System Revenue (BAM), 5.00% due 8/15/2025 - 8/15/2026	920,000	932,889
[a]	Dickinson (PSF-GTD) ISD GO, 3.50% due 8/1/2037 (put 8/1/2025)	1,000,000	1,002,082
[a]	Grand Parkway Transportation Corp., 5.00% due 10/1/2052 (put 4/1/2028)	1,000,000	1,038,110
	Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center), Series A, 5.00% due 5/15/2027	2,000,000	2,076,808
	Hays Consolidated (PSF-GTD) ISD GO, 5.00% due 8/15/2027	385,000	395,585
[a]	Houston Housing Finance Corp. (Cordova Apartments), 3.65% due 2/1/2048 (put 2/1/2028)	1,000,000	1,006,139
[a]	North East (PSF-GTD) ISD GO, 3.75% due 8/1/2049 (put 8/1/2027)	1,000,000	1,021,515
[a]	Northside (PSF-GTD) ISD GO, Series B, 3.45% due 8/1/2054 (put 8/1/2027)	1,000,000	1,014,844
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2025 - 12/15/2026	1,125,000	1,144,332
[a]	Texas State Affordable Housing Corp. (AHFC-FC Norman Housing LP), 3.625% due 1/1/2045 (put 1/1/2027)	1,000,000	1,006,624
[a]	Texas State Affordable Housing Corp. (Eden Court Senior Housing LP) (HUD), 5.00% due 4/1/2043 (put 4/1/2026)	1,000,000	1,008,981
[a]	Travis County Housing Finance Corp. (Austin Gateway Apartments LP), 4.125% due 6/1/2045 (put 6/1/2027)	2,120,000	2,130,481
	VIRGINIA — 2.5%
[a]	Halifax County (Virginia Electric & Power Co.) IDA, Series A, 3.80% due 12/1/2041 (put 5/28/2027)	1,550,000	1,572,573
[a]	Harrisonburg Redevelopment & Housing Authority (John Early Seniors Housing LP) (FHA), 4.00% due 12/1/2027 (put 12/1/2025)	910,000	916,938
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2027	400,000	412,063
	WASHINGTON — 0.9%
[a]	Washington State Housing Finance Commission (Ardea Twg LLLP), 5.00% due 12/1/2043 (put 2/1/2027)	1,000,000	1,023,649
	WISCONSIN — 5.0%
	City of Watertown, 4.00% due 10/1/2025	1,000,000	1,000,910
	Peshtigo School District, 4.75% due 3/1/2027	1,000,000	1,002,490
	Public Finance Authority (Renown Regional Medical Center), Series A, 5.00% due 6/1/2027	350,000	362,246
	Public Finance Authority (United Methodist Retirement Homes, Inc. Obligated Group), Series A, 4.00% due 10/1/2025 - 10/1/2026	590,000	592,764
	Racine USD, Series B, 4.125% due 4/1/2025	1,500,000	1,500,000
[a]	Wisconsin Housing & EDA Housing Revenue (HUD), Series E, 3.875% due 11/1/2054 (put 5/1/2027)	1,000,000	1,004,294
[a]	Wisconsin Housing (Flats at Bishops Woods LP) EDA, Series F, 5.00% due 12/1/2027 (put 12/1/2026)	350,000	360,291
	TOTAL LONG-TERM MUNICIPAL BONDS — 97.6% (Cost $112,345,068)		112,775,131

	SHORT-TERM INVESTMENTS — 2.8%
	MUNICIPAL BONDS — 2.8%

	NEW YORK — 2.0%
a	City of New York (SPA Barclays Bank plc) GO, Series B-5, 3.60% due 10/1/2046 (put 4/1/2025)	2,295,000	2,295,000
	TEXAS — 0.8%
a	Port of Port Arthur Navigation District (Motiva Enterprises LLC), 3.75% due 4/1/2040 (put 4/1/2025)	975,000	975,000
	TOTAL MUNICIPAL BONDS — 2.8% (Cost $3,270,000)		3,270,000

	MUTUAL FUND — 0.0%
[d]	State Street Institutional Treasury Money Market Fund, Premier Class, 4.24%	1,955	1,955
	TOTAL MUTUAL FUND — 0.0% (Cost $1,955)		1,955
	TOTAL SHORT-TERM INVESTMENTS — 2.8% (Cost $3,271,955)		3,271,955

	TOTAL INVESTMENTS — 100.4% (Cost $115,617,023)		$116,047,086

	LIABILITIES NET OF OTHER ASSETS — (0.4)%		(421,558)

	NET ASSETS — 100.0%		$115,625,528

208 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Short Duration Municipal Fund  |  March 31, 2025 (Unaudited)

Footnote Legend

a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on March 31, 2025.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $3,494,772, representing 3.02% of the Fund’s net assets.

c	When-issued security.

d	Rate represents the money market fund annualized seven-day yield at March 31, 2025.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM	Insured by Assured Guaranty Municipal Corp.	HUD	Insured by Housing and Urban Development
AMT	Alternative Minimum Tax	IDA	Industrial Development Authority/Agency
BAM	Insured by Build America Mutual Insurance Co.	IDB	Industrial Development Board
DFA	Development Finance Authority/Agency	ISD	Independent School District
EDA	Economic Development Authority	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
EDFA	Economic Development Financing Authority		Index
FHA	Insured by Federal Housing Administration	NPFG	Insured by National Public Finance Guarantee Corp.
GNMA	Collateralized by Government National Mortgage Association	PSF-GTD	Guaranteed by Permanent School Fund
GO	General Obligation	SOFR	Secured Overnight Financing Rate
GRT	Gross Receipts Tax	SONYMA	State of New York Mortgage Agency
HDA	Housing Development Authority	SPA	Stand-by Purchase Agreement
HFA	Health Facilities Authority	USD	Unified School District
HFFA	Health Facilities Financing Authority

See notes to financial statements.	Semi-Annual Financial Statements | 209

Schedule of Investments

Thornburg Limited Term Municipal Fund  |  March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

	LONG-TERM MUNICIPAL BONDS — 95.4%

	ALABAMA — 3.8%
	Alabama Special Care Facilities Financing Authority-Birmingham (Children’s Hospital of Alabama Obligated Group),
	4.00% due 6/1/2032	$905,000	$902,901
	5.00% due 6/1/2033	3,470,000	3,477,086
[a]	Black Belt Energy Gas District (Guaranty: Canadian Imperial Bank), Series E, 5.00% due 5/1/2053 (put 6/1/2028)	1,750,000	1,817,491
[a]	Black Belt Energy Gas District (Guaranty: Goldman Sachs Group, Inc.), Series F, 5.50% due 11/1/2053 (put 12/1/2028)	4,825,000	5,070,964
[a]	Black Belt Energy Gas District (Guaranty: Morgan Stanley Group), Series C-1, 5.25% due 2/1/2053 (put 6/1/2029)	13,240,000	13,891,951
	Black Belt Energy Gas District (Guaranty: Royal Bank of Canada),
	Series B,
	5.00% due 12/1/2030	1,750,000	1,848,892
[a]	5.25% due 12/1/2053 (put 12/1/2030)	4,000,000	4,268,768
[a]	Series D1, 4.00% due 7/1/2052 (put 6/1/2027)	14,500,000	14,609,634
	Chatom (Powersouth Energy Cooperative Projects) (AGM) IDB, 5.00% due 8/1/2025	425,000	427,780
[a]	Chatom (PowerSouth Energy Cooperative; SPA National Rural Utilities Cooperative Finance) IDB, Series A, 3.80% due 8/1/2037 (put 8/1/2025)	4,500,000	4,462,870
[a]	City of Mobile Alabama (Alabama Power Co.) IDB, Series C, 3.78% due 6/1/2034 (put 6/16/2026)	2,000,000	2,011,070
	County of Jefferson, 5.00% due 9/15/2032 - 9/15/2034	5,875,000	6,067,001
[a]	Energy Southeast A Cooperative District (Guaranty: Morgan Stanley Group), Series B-1, 5.75% due 4/1/2054 (put 11/1/2031)	7,000,000	7,694,001
	Homewood Educational Building Authority (CHF - Horizons I LLC), Series A, 5.25% due 10/1/2034	260,000	273,235
	Jacksonville Public Educational Building Authority (Jacksonville State University) (BAM), Series A, 5.00% due 8/1/2033 - 8/1/2035	3,150,000	3,369,134
[a]	Selma IDB, Series A, 3.45% due 11/1/2033 (put 10/1/2031)	4,525,000	4,527,819
[a]	Southeast Alabama Gas Supply District (Guaranty: Pacific Life Insurance Co.), Series A, 5.00% due 8/1/2054 (put 4/1/2032)	1,925,000	2,036,698
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Goldman Sachs Groups, Inc.), Series B-1, 5.00% due 5/1/2053 (put 8/1/2028)	5,000,000	5,179,610
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Morgan Stanley Group), Series A-1, 5.50% due 1/1/2053 (put 12/1/2029)	3,500,000	3,700,158
	UAB Medicine Finance Authority (UAB Medicine Obligated Group), Series B2, 5.00% due 9/1/2030	560,000	577,993
	ALASKA — 0.1%
	Borough of North Slope GO, Series B, 5.00% due 6/30/2034	1,500,000	1,647,397
	ARIZONA — 1.8%
[a]	Arizona (Banner Health Obligated Group) HFA, Series B, 3.12% (MUNIPSA + 0.25%) due 1/1/2046 (pre-refunded 11/4/2025)	630,000	629,096
[a]	Arizona (Ironwood Ranch Apartments LP) IDA, 5.00% due 2/1/2058 (put 9/1/2026)	3,200,000	3,290,272
[a]	Arizona (TWG Glendale LP) IDA, 5.00% due 3/1/2045 (put 9/1/2026)	1,215,000	1,241,242
	Arizona HFA,
	Series B,
[a]	3.12% (MUNIPSA + 0.25%) due 1/1/2046 (pre-refunded 11/4/2025)	130,000	128,073
[a]	3.12% (MUNIPSA + 0.25%) due 1/1/2046 (put 11/4/2026)	3,240,000	3,232,691
[a]	Chandler (Intel Corp.) IDA, 3.80% due 12/1/2035 (put 6/15/2028)	7,500,000	7,619,670
[a]	Chandler (Intel Corp.) IDA AMT, 4.00% due 6/1/2049 (put 6/1/2029)	2,500,000	2,501,562
	Maricopa County (Banner Health Obligated Group) IDA,
	Series A, 5.00% due 1/1/2031 - 1/1/2034	3,985,000	4,087,192
[a]	Series A-3, 5.00% due 1/1/2053 (put 11/1/2030)	12,960,000	13,933,270
	Salt River Project Agricultural Improvement & Power District, Series A, 4.00% due 12/1/2034	2,500,000	2,504,962
	Salt River Project Agricultural Improvement & Power District (Salt River Electric System), Series A, 5.00% due 1/1/2029	1,405,000	1,481,032
	CALIFORNIA — 4.6%
	Bay Area Toll Authority (San Francisco Bay Area Toll Bridge),
[a]	Series A, 2.95% due 4/1/2047 (put 4/1/2026)	2,405,000	2,395,690
[a]	Series E, 3.28% (MUNIPSA + 0.41%) due 4/1/2056 (put 4/1/2028)	4,000,000	3,930,148
	California (PIH Health, Inc. Obligated Group) HFFA, Series A, 5.00% due 6/1/2028 - 6/1/2030	2,950,000	3,179,734
[a]	California Community Choice Financing Authority (Guaranty: Deutsche Bank AG) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	16,955,000	17,739,135
	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond),
[a]	Series B-1, 4.00% due 2/1/2052 (put 8/1/2031)	13,175,000	13,162,734
[a]	Series E-1, 5.00% due 2/1/2054 (put 3/1/2031)	15,005,000	15,812,854
	California Municipal Finance Authority (Biola University), 5.00% due 10/1/2025	300,000	301,779
	California Municipal Finance Authority (CHF-Davis II LLC) (BAM), 5.00% due 5/15/2028	2,905,000	3,064,650
[a]	California Municipal Finance Authority (Waste Management of California, Inc.; Guaranty: Waste Management Holdings) AMT, 3.75% due 10/1/2045 (put 6/2/2025)	3,750,000	3,746,396
[a]	California Municipal Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT, Series A, 4.25% due 12/1/2044 (put 12/1/2025)	5,000,000	4,998,644
	California Statewide Communities Development Authority (CHF-Irvine LLC), Series A, 5.00% due 5/15/2027	500,000	518,783
[a]	California Statewide Communities Development Authority (Kaiser Foundation Hospitals), Series 2004-MR, 5.00% due 4/1/2038 (put 11/1/2029)	3,250,000	3,521,869

210 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund  |  March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

[b]	City of Los Angeles Department of Airports (Green Bond) AMT, Series A, 5.00% due 5/15/2034 - 5/15/2035	$6,000,000	$6,414,227
	City of Los Angeles Department of Airports AMT, Series C, 5.00% due 5/15/2034	1,225,000	1,246,656
	Lammersville Joint (BAM) USD, 5.00% due 9/1/2030	1,365,000	1,505,386
[a]	Los Angeles County Development Authority (2111 Firestone LP) (HUD), Series E, 5.00% due 7/1/2043 (put 7/1/2026)	2,450,000	2,504,143
	Los Angeles Department of Water & Power, Series B, 5.00% due 7/1/2033	1,050,000	1,071,684
	Los Angeles Housing Authority (FNMA), Series A, 3.75% due 4/1/2034	2,000,000	1,986,092
	San Francisco City & County Airport Comm-San Francisco International Airport AMT, Series A, 5.00% due 5/1/2034 - 5/1/2035	10,750,000	11,520,486
	Santa Clara County Financing Authority, Series Q, 4.00% due 5/15/2032	1,000,000	1,001,093
	Santa Margarita Water District (Talega Community Facilities), Series A, 5.00% due 9/1/2027	350,000	367,751
	Semitropic Water Storage Improvement District (Irrigation Water System) (AGM), Series A, 5.00% due 12/1/2025	1,110,000	1,126,996
	State of California GO, 4.00% due 9/1/2034	2,000,000	2,008,332
	Tustin (Community Facilities) (BAM) USD, Series A, 5.00% due 9/1/2033	1,500,000	1,510,841
	COLORADO — 1.9%
[a]	Adams County Housing Authority (647 Oat LLLP), 4.50% due 5/1/2042 (put 5/1/2026)	3,500,000	3,532,963
	Colorado (AdventHealth Obligated Group) HFA,
[a]	Series A, 5.00% due 11/15/2059 (put 11/15/2031)	2,750,000	3,034,606
[a]	Series B, 5.00% due 11/15/2049 (put 11/19/2026)	7,000,000	7,210,518
[a]	Colorado (Adventhealth Obligation Group) HFA, Series A-2, 5.00% due 11/15/2057 (put 11/15/2033)	9,815,000	10,771,472
	Colorado (CommonSpirit Health Obligated Group) HFA,
	5.00% due 11/1/2029 - 11/1/2032	4,550,000	4,957,767
	Series A-2, 5.00% due 8/1/2031	850,000	908,649
[a]	Series B-2, 5.00% due 8/1/2049 (put 8/1/2026)	5,475,000	5,574,793
[a]	Colorado (Intermountain Healthcare Obligated Group) HFA, Series B, 5.00% due 5/15/2062 (put 8/17/2026)	1,590,000	1,627,700
	Denver Convention Center Hotel Authority, 5.00% due 12/1/2028	1,000,000	1,028,916
	Regional Transportation District (Denver Transit Partners LLC), Series A, 5.00% due 1/15/2030 - 7/15/2032	3,430,000	3,640,920
	CONNECTICUT — 2.9%
	City of New Haven (AGM) GO, Series B, 5.00% due 2/1/2028 - 2/1/2030	1,470,000	1,567,110
	City of New Haven (BAM) GO, 5.00% due 8/1/2032 - 8/1/2033	1,100,000	1,217,343
	Connecticut Housing Finance Authority (Green Bond),
[a]	Series D2, 3.85% due 11/15/2064 (put 5/15/2027)	8,500,000	8,507,896
	Series F-1,
	3.95% due 5/15/2034	2,460,000	2,475,230
	4.05% due 5/15/2035	2,710,000	2,730,059
	New Canaan Housing Authority (HANC Lakeview LLC) (FNMA), Series A, 4.00% due 12/1/2034	5,508,000	5,563,421
	State of Connecticut (Various Capital Projects) GO, Series B, 5.00% due 5/15/2027	14,615,000	14,961,726
	State of Connecticut GO,
	Series B, 4.00% due 6/15/2034	970,000	970,620
	Series C, 5.00% due 6/15/2027	7,070,000	7,406,504
	Series D, 4.00% due 8/15/2029	2,325,000	2,348,841
	Series E, 5.00% due 9/15/2028	2,560,000	2,738,486
	Series F, 5.00% due 11/15/2031	2,500,000	2,527,095
	State of Connecticut Special Tax Revenue (Transportation Infrastructure Purposes), Series A, 5.00% due 8/1/2033	1,000,000	1,005,342
	State of Connecticut Special Tax Revenue (Transportation Infrastructure Purposes) (BAM), Series A, 5.00% due 9/1/2031	11,600,000	11,890,951
	DELAWARE — 0.2%
	Delaware State (Beebe Medical Center, Inc.) HFA, 5.00% due 6/1/2031 - 6/1/2034	3,400,000	3,486,514
	DISTRICT OF COLUMBIA — 0.7%
[a]	District of Columbia Housing Finance Agency (Barry Farm Building 1A LLC), 5.00% due 12/1/2028 (put 12/1/2027)	3,750,000	3,917,606
[a]	District of Columbia Housing Finance Agency (BCP II LLC), Series B, 5.00% due 3/1/2029 (put 2/1/2028)	2,000,000	2,080,052
[a]	District of Columbia Housing Finance Agency (Benning Corridor Titleholder LLC), 4.00% due 9/1/2040 (put 9/1/2025)	2,000,000	2,001,626
[a]	District of Columbia Housing Finance Agency (Cascade Park Community Partners II LLC), 3.55% due 8/1/2042 (put 8/1/2025)	2,000,000	2,000,688
[a]	District of Columbia Housing Finance Agency (ECD Edgewood Commons 5 LP) (FHA, HUD), 5.00% due 6/1/2027 (put 6/1/2026)	2,000,000	2,021,306
[a]	District of Columbia Housing Finance Agency (Wesley Hawaii LLC), 3.65% due 7/1/2028 (put 7/1/2027)	3,705,000	3,744,573
	FLORIDA — 4.0%
[a]	Broward County Housing Finance Authority (Pinnacle 441 Phase 2 LLC), 4.05% due 9/1/2056 (put 3/1/2026)	2,150,000	2,169,318
	Broward County School Board (Educational Facilities) COP, Series B, 5.00% due 7/1/2032	2,000,000	2,007,340
	Broward County School Board COP,
	Series A, 5.00% due 7/1/2029 - 7/1/2030	4,345,000	4,401,950
	Series B, 5.00% due 7/1/2029	1,005,000	1,009,326
	City of Orlando (Senior Tourist Development) (AGM), Series A, 5.00% due 11/1/2025	1,675,000	1,695,618
	City of Venice (Southwest Florida Retirement Center, Inc. Obligated Group),
[c]	Series B-1, 4.625% due 1/1/2030	750,000	750,584
[c]	Series B-2, 4.50% due 1/1/2030	575,000	573,633

See notes to financial statements.	Semi-Annual Financial Statements | 211

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund  |  March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

	County of Broward Airport System Revenue AMT, Series A, 5.00% due 10/1/2032	$1,500,000	$1,558,461
	County of Broward Port Facilities Revenue AMT, Series B, 5.00% due 9/1/2034 - 9/1/2035	3,925,000	4,057,069
	County of Lee Airport Revenue, 5.00% due 10/1/2033	3,305,000	3,330,234
	County of Lee Airport Revenue AMT, 5.00% due 10/1/2034	2,000,000	2,151,670
	County of Miami-Dade Aviation Revenue, Series A, 5.00% due 10/1/2032	500,000	547,277
	County of Miami-Dade Aviation Revenue AMT, Series A, 5.00% due 10/1/2034	1,500,000	1,601,616
[a]	County of Okeechobee (Waste Management, Inc.), Series A, 3.80% due 7/1/2039 (put 7/2/2029)	4,000,000	4,063,532
	Duval County Public Schools (AGM) COP, Series A, 5.00% due 7/1/2025 - 7/1/2033	11,390,000	11,877,744
	Florida Development Finance Corp. (Mater Academy Miami-Dade Osceola County Facilities Obligated Group), Series A, 5.00% due 6/15/2025 - 6/15/2027	770,000	785,012
[a]	Florida Housing Finance Corp. (GNMA), Series B, 3.35% due 10/1/2027 (put 10/1/2026)	1,250,000	1,252,975
[a]	Florida Housing Finance Corp. (Hampton Point Preservation Ltd.), Series E, 5.00% due 5/1/2026 (put 5/1/2025)	1,625,000	1,627,493
[a]	Florida Housing Finance Corp. (Hermosa NFTM 41 II Ltd.), Series L, 3.50% due 7/1/2058 (put 7/1/2027)	1,000,000	1,005,855
[a]	Florida Housing Finance Corp. (Vineland Family Apartments Ltd.), Series E, 3.80% due 6/1/2042 (put 6/1/2027)	5,250,000	5,285,653
	Florida Insurance Assistance Interlocal Agency, Inc., Series A-1, 5.00% due 9/1/2027 - 9/1/2028	5,500,000	5,625,569
	Greater Orlando Aviation Authority AMT, Series A, 4.00% due 10/1/2035	3,500,000	3,416,245
	Highlands County School Board (AGC) COP, 5.00% due 3/1/2032 - 3/1/2034	1,290,000	1,426,670
	JEA Electric System Revenue, Series III-B, 5.00% due 10/1/2031	2,110,000	2,193,592
	Lee County (Shell Point Obligated Group) IDA, Series B-2, 4.375% due 11/15/2029	1,500,000	1,510,365
	Miami-Dade County (Nicklaus Children’s Hospital) HFA, 5.00% due 8/1/2035	1,020,000	1,040,793
	Miami-Dade County Expressway Authority (Toll System), Series B, 5.00% due 7/1/2025	3,350,000	3,355,313
	Miami-Dade County Transit System, 4.00% due 7/1/2034	3,425,000	3,409,341
	Northern Palm Beach County Improvement District (Unit of Development No. 2C) (BAM), 5.00% due 8/1/2033 - 8/1/2034	1,045,000	1,140,712
	Orange County School Board COP, Series C, 5.00% due 8/1/2033 (pre-refunded 8/1/2026)	2,000,000	2,057,342
	Palm Beach County (Jupiter Medical Center Obligated Group) HFA, Series A, 5.00% due 11/1/2028 - 11/1/2031	1,415,000	1,483,359
[a]	Polk County Housing Finance Authority (Episcopal Catholic Apartments Owner LLLP) (HUD), 4.15% due 12/1/2040 (put 6/1/2026)	2,000,000	2,025,968
	School Board of Miami-Dade County COP,
	Series B, 5.00% due 8/1/2026	5,665,000	5,821,784
	Series C, 5.00% due 2/1/2033	5,220,000	5,283,360
	Town of Davie (Nova Southeastern University, Inc.), 5.00% due 4/1/2032	400,000	417,917
	GEORGIA — 8.0%
[a]	Bartow County Development Authority (Georgia Power Co.), 3.95% due 12/1/2032 (put 3/8/2028)	3,060,000	3,122,724
[a]	Columbus County Housing Authority (HACG RAD II LP) (HUD), 3.30% due 11/1/2028 (put 11/1/2027)	525,000	528,833
	Development Authority of Burke County (Georgia Power Co.),
[a]	Series 1994, 3.80% due 10/1/2032 (put 5/21/2026)	2,100,000	2,114,584
	Series 1995, 2.20% due 10/1/2032	1,225,000	1,045,938
[a]	Series 2013, 3.375% due 11/1/2053 (put 3/12/2027)	3,000,000	3,004,092
[a]	Development Authority of Burke County (Oglethorpe Power Corp.), Series A, 3.60% due 1/1/2040 (put 2/1/2030)	2,000,000	2,016,306
[a]	Development Authority of Monroe County (Georgia Power Co.), Series 1, 3.875% due 6/1/2042 (put 3/6/2026)	2,075,000	2,088,884
	Gwinnett County School District GO, 4.00% due 2/1/2032 - 2/1/2033	5,000,000	5,007,776
	Main Street Natural Gas, Inc. (Guaranty: Citigroup, Inc.),
[a]	Series A, 4.00% due 9/1/2052 (put 12/1/2029)	29,500,000	29,652,692
[a]	Series B, 5.00% due 12/1/2052 (put 6/1/2029)	775,000	806,450
[a]	Series C, 4.00% due 5/1/2052 (put 12/1/2028)	5,160,000	5,168,370
[a]	Series D, 5.00% due 5/1/2054 (put 12/1/2030)	47,530,000	49,993,622
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2028	2,350,000	2,436,313
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
	Series A,
[a]	4.00% due 7/1/2052 (put 9/1/2027)	12,645,000	12,766,645
[a]	5.00% due 5/1/2054 (put 9/1/2031)	3,500,000	3,711,624
[a]	Series B, 5.00% due 7/1/2053 (put 3/1/2030)	26,675,000	28,020,807
[a]	Series C, 5.00% due 9/1/2053 (put 9/1/2030)	1,500,000	1,580,268
[a]	Series E-1, 5.00% due 12/1/2053 (put 6/1/2031)	25,250,000	26,707,859
	Private Colleges & Universities Authority (Corp. of Mercer University), 5.00% due 10/1/2032	125,000	135,812
[a]	Savannah (International Paper Co.) EDA, Series A, 3.45% due 11/1/2033 (put 10/1/2031)	830,000	830,517
	State of Georgia GO, Series A, 4.00% due 2/1/2033	500,000	500,210
	IDAHO — 0.1%
	Idaho Housing & Finance Association Illinois (FHLMC, FNMA, GNMA) HDA, Series A, 3.75% due 1/1/2033	1,570,000	1,542,483
	ILLINOIS — 9.6%
[b]	Boone Mchenry & Dekalb Counties Community Unit School District 100 (AGC) GO, Series A, 5.00% due 1/1/2032 - 1/1/2035	2,370,000	2,596,355
	Bureau Whiteside & Lee Counties Community Unit School District No. 340 (BAM) GO, 5.00% due 12/1/2030 - 12/1/2033	1,075,000	1,165,896
	Chicago Midway International Airport AMT, Series A, 4.00% due 1/1/2033	3,500,000	3,414,673
	Chicago O’Hare International Airport (2016 Airport Projects), Series C, 5.00% due 1/1/2030	765,000	773,738

212 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund  |  March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

	Chicago O’Hare International Airport (2017 Airport Projects), Series B, 5.00% due 1/1/2034	$2,000,000	$2,044,876
	Chicago O’Hare International Airport AMT,
	Series C, 5.00% due 1/1/2026 - 1/1/2035	10,960,000	11,397,994
	Series D, 5.00% due 1/1/2035	1,500,000	1,513,277
	Chicago Park District GO,
	Series A, 5.00% due 1/1/2032 - 1/1/2033	2,185,000	2,294,280
	Series D, 4.00% due 1/1/2034 - 1/1/2035	2,035,000	2,058,642
	City of Chicago (Chicago O’Hare International Airport Customer Facility Charge Revenue) (BAM), 5.00% due 1/1/2031 - 1/1/2033	5,400,000	5,922,324
	City of Chicago (Chicago O’Hare International Airport), Series C, 5.00% due 1/1/2031	500,000	505,357
	City of Chicago (Wastewater Transmission System) (AGM), Series B, 5.00% due 1/1/2034	1,375,000	1,407,808
	City of Chicago (Water System), 5.00% due 11/1/2027	1,250,000	1,281,825
[a]	City of Chicago Heights (Olympic Village LLC) (FHA, GNMA, HUD), 2.875% due 8/1/2027 (put 8/1/2025)	1,500,000	1,498,194
	City of Chicago Wastewater Transmission Revenue, Series B, 5.00% due 1/1/2033	2,710,000	2,777,322
	City of Chicago Waterworks Revenue,
	5.00% due 11/1/2028	1,250,000	1,284,321
	Series A-1, 5.00% due 11/1/2030	1,495,000	1,530,762
	City of Chicago Waterworks Revenue (AGM), Series B, 5.00% due 11/1/2035	1,250,000	1,350,058
	City of Joliet (Rock Run Crossing Project) (BAM) GO, 5.00% due 12/15/2031 - 12/15/2032	2,030,000	2,219,600
	Greene Jersey & Macoupin Counties Community Unit School District No. 9 Southwest (BAM) GO, 5.00% due 12/1/2032	335,000	358,003
	Illinois (FHLMC, FNMA, GNMA) HDA (Green Bond),
	Series K,
	4.60% due 4/1/2031	1,700,000	1,801,592
	4.65% due 10/1/2031	1,700,000	1,807,970
	4.70% due 4/1/2032	1,980,000	2,112,801
	4.75% due 10/1/2032	1,650,000	1,766,117
	4.80% due 4/1/2033	1,000,000	1,070,202
[a]	Illinois (South Shore HHDC LIHTC LLC) (HUD) HDA, 5.00% due 2/1/2027 (put 2/1/2026)	1,000,000	1,015,764
[a]	Illinois (South Shore IL Preservation LP) (FHA, HUD) HDA, 4.00% due 6/1/2026 (put 6/1/2025)	1,750,000	1,752,327
[a]	Illinois (Waste Management, Inc.; Guaranty: Waste Management Holdings) DFA AMT, Series A, 4.25% due 11/1/2044 (put 11/3/2025)	6,750,000	6,766,747
[a]	Illinois Finance Authority, Series 2020-REMK, 3.875% due 5/1/2040 (put 9/1/2028)	2,500,000	2,522,810
	Illinois Finance Authority (Advocate Aurora Health Obligated Group), Series B, 4.00% due 5/1/2041	4,745,000	4,748,938
	Illinois Finance Authority (Ascension Health Credit Group), Series C, 5.00% due 2/15/2029 - 2/15/2033	1,900,000	1,953,796
[a]	Illinois Finance Authority (Carle Foundation Obligated Group), Series B, 5.00% due 8/15/2053 (put 8/15/2031)	7,330,000	7,885,687
	Illinois Finance Authority (Northwestern Memorial Healthcare Obligated Group), Series A, 5.00% due 7/15/2032	800,000	878,476
	Illinois Finance Authority (Peoples Gas Light & Coke Co.), 3.90% due 3/1/2030	5,000,000	5,000,765
	Illinois Finance Authority (Rush Obligated Group),
	Series A, 5.00% due 11/15/2029 - 11/15/2034	2,275,000	2,277,569
	Series B, 5.00% due 11/15/2033	805,000	805,952
	Illinois Finance Authority (Southern Illinois Healthcare), 5.00% due 3/1/2032 - 3/1/2034	700,000	714,030
	Illinois Finance Authority (State of Illinois Water Revolving Fund - Clean Water Program) (Green Bond), 4.00% due 7/1/2032	575,000	576,738
	Illinois State Toll Highway Authority,
	Series A, 5.00% due 12/1/2031	3,000,000	3,036,126
	Series B, 5.00% due 1/1/2031 - 1/1/2033	1,950,000	1,972,830
	Series C, 5.00% due 1/1/2029	1,500,000	1,502,247
	Illinois State University (AGC) COP, 5.00% due 4/1/2034	1,500,000	1,676,037
	Knox & Warren Counties Community Unit School District No. 205 Galesburg GO, Series B, 5.00% due 12/1/2030	1,875,000	1,959,036
	Madison-Macoupin Etc Counties Community College District No. 536 (AGM) GO, Series A, 5.00% due 11/1/2032	1,620,000	1,654,227
	Marshall Putnam & Bureau Counties Community Unit School District No. 5 Henry (BAM) GO, 5.00% due 12/1/2033 - 12/1/2035	685,000	752,500
	Metropolitan Pier & Exposition Authority, Series A, 5.00% due 12/15/2027 - 12/15/2028	6,000,000	6,260,254
	Metropolitan Water Reclamation District of Greater Chicago GO,
	Series A, 5.00% due 12/1/2030	1,620,000	1,668,099
	Series B, 5.00% due 12/1/2031	775,000	794,396
	Peoria Metropolitan Airport Authority GO, Series D, 5.00% due 12/1/2027	2,000,000	2,058,600
	Peoria Tazewell Etc Counties Community College District No. 514 GO, Series B, 6.25% due 12/1/2027 - 12/1/2028	5,000,000	5,496,945
	Rock Island County School District No. 41 Milan (AGC) GO, Series A, 5.00% due 1/1/2033 - 1/1/2034	555,000	609,676
	Sales Tax Securitization Corp., Series A, 5.00% due 1/1/2028 - 1/1/2029	6,445,000	6,752,662
	Sangamon County School District No. 186 Springfield (AGM) GO,
	4.00% due 2/1/2035	2,160,000	2,178,312
	Series B, 5.00% due 2/1/2030	1,570,000	1,679,675
	Southern Illinois University (BAM), Series A, 5.00% due 4/1/2025 - 4/1/2032	4,050,000	4,338,572
	State of Illinois GO,
	4.00% due 6/1/2032 - 6/1/2033	3,400,000	3,344,090
	5.50% due 5/1/2025 - 5/1/2030	1,175,000	1,237,171

See notes to financial statements.	Semi-Annual Financial Statements | 213

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund  |  March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

	Series A, 5.00% due 3/1/2031 - 3/1/2032	$8,170,000	$8,796,576
	Series B,
	4.00% due 10/1/2033 - 10/1/2034	5,240,000	5,228,417
	5.00% due 3/1/2029 - 12/1/2032	2,500,000	2,682,066
	Series D, 5.00% due 11/1/2027 - 11/1/2028	35,470,000	36,885,838
	State of Illinois Sales Tax Revenue, Series B, 5.00% due 6/15/2026 - 6/15/2029	20,000,000	20,875,415
	State of Illinois Sales Tax Revenue (BAM), Series A, 5.00% due 6/15/2031	1,200,000	1,260,679
	State of Illinois Sales Tax Revenue (BAM, NPFG), 6.00% due 6/15/2026	235,000	243,615
	Yorkville-Bristol Sanitation District (BAM) (Green Bond) GO, 5.00% due 12/15/2033 - 12/15/2035	1,110,000	1,214,235
	INDIANA — 1.9%
	City of Indianapolis Department of Public Utilities Gas Utility Revenue, Series A, 5.00% due 8/15/2027	6,865,000	7,206,726
	City of Rockport (AEP Generating Co.; Guaranty: American Electric Power Co.), Series A, 3.125% due 7/1/2025	1,000,000	999,187
	Clark-Pleasant Community School Building Corp. (State Intercept), 5.00% due 7/15/2033	955,000	1,042,751
	Indiana Finance Authority (CWA Authority, Inc.) (Green Bond), Series A, 5.00% due 10/1/2035	1,430,000	1,458,754
	Indiana Finance Authority (Department of Transportation), Series C, 5.00% due 6/1/2029	8,040,000	8,697,415
[a]	Indiana Finance Authority (Indiana University Health, Inc. Obligated Group), Series B-2, 5.00% due 10/1/2060 (put 7/1/2030)	13,145,000	14,209,982
[a]	Indiana Finance Authority (Republic Services, Inc.) AMT, Series A, 3.85% due 5/1/2028 (put 6/2/2025)	2,900,000	2,882,078
	Mount Vernon of Hancock County Multi-School Building Corp. (State Intercept), 5.00% due 1/15/2031	500,000	541,974
	Noblesville Redevelopment Authority, 5.00% due 1/15/2028	300,000	315,930
	North Lawrence Community Schools Building Corp. (North Lawrence Community School Improvement Corp.) (State Intercept), 5.00% due 1/15/2032 - 1/15/2034	1,190,000	1,307,382
	Warsaw Community Schools (State Intercept) GO, 5.00% due 7/15/2025 - 1/15/2026	3,790,000	3,828,357
	IOWA — 2.6%
	Clinton Community School District/IA Infrastructure Sales Services & Use Tax (AGM), 5.00% due 7/1/2032 - 7/1/2033	3,050,000	3,355,026
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	53,720,000	54,710,167
	Pleasant Valley Community School District (Pleasant Valley Community School District Infrastructure Sales Service & Use Tax) (AGM), 5.00% due 7/1/2033	400,000	435,998
	KANSAS — 0.4%
[a]	City of Burlington (Evergy Metro, Inc.), 4.30% due 3/1/2045 (put 6/1/2026)	7,740,000	7,830,426
[a]	Kansas (Terrace Pointe LP) DFA, Series K-2, 5.00% due 9/1/2028 (put 9/1/2027)	1,000,000	1,046,606
	KENTUCKY — 3.4%
	County of Boone (Duke Energy Kentucky, Inc.), Series A, 3.70% due 8/1/2027	5,000,000	5,021,080
[a]	County of Owen (American Water/Kentucky-American Water Co. Obligated Group), 3.875% due 6/1/2040 (put 9/1/2028)	2,350,000	2,371,441
	Kenton County Airport Board AMT, Series A, 5.00% due 1/1/2035	2,810,000	2,987,800
[a]	Kentucky (Republic Services, Inc.) EDFA AMT, Series A, 3.85% due 4/1/2031 (put 6/2/2025)	4,000,000	3,975,280
[a]	Kentucky Bond Development Corp. (Baptist Healthcare System Obligated Group), Series A, 5.00% due 8/15/2055 (put 8/15/2035)	4,000,000	4,422,928
	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group),
	Series A-1,
[a]	4.00% due 8/1/2052 (put 8/1/2030)	18,690,000	18,639,145
[a]	5.25% due 4/1/2054 (put 2/1/2032)	13,000,000	13,941,460
[a]	Series C-1, 4.00% due 12/1/2049	2,000,000	2,000,850
	Kentucky State Property & Building Commission, Series A, 5.00% due 6/1/2032	1,000,000	1,113,909
	Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group),
	Series A, 5.00% due 10/1/2027 - 10/1/2033	7,820,000	7,989,315
[a]	Series C, 5.00% due 10/1/2047 (put 10/1/2026)	8,500,000	8,702,504
[a]	Series D, 5.00% due 10/1/2047 (put 10/1/2029)	6,575,000	6,985,188
	LOUISIANA — 0.7%
	City of Shreveport (AGM) GO, Series A, 5.00% due 3/1/2030 - 3/1/2032	2,700,000	2,906,206
	City of Shreveport (Water & Sewer System) (BAM), Series C, 5.00% due 12/1/2029	1,500,000	1,584,345
	Lake Charles Harbor & Terminal District AMT, Series B, 5.00% due 1/1/2032 - 1/1/2035	2,270,000	2,396,841
[a]	Louisiana Offshore Terminal Authority (Loop LLC), Series A-R, 4.20% due 9/1/2033 (put 9/1/2028)	2,000,000	2,009,904
	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group),
	Series A, 5.00% due 5/15/2031	875,000	926,106
[a]	Series B, 5.00% due 5/15/2050 (put 5/15/2025)	1,735,000	1,736,404
	State of Louisiana (Garvee), 5.00% due 9/1/2025	1,200,000	1,210,884
[a]	State of Louisiana Gasoline & Fuels Tax Revenue, Series A, 3.538% (SOFR + 0.50%) due 5/1/2043 (put 5/1/2026)	2,885,000	2,865,290
	MARYLAND — 0.3%
	Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) (State Intercept), 5.00% due 5/1/2033	3,245,000	3,297,566
	State of Maryland Department of Transportation (Maryland Aviation Administration) (AGC) AMT, Series A, 5.00% due 8/1/2034 - 8/1/2035	2,325,000	2,502,211
	MASSACHUSETTS — 0.5%
	Massachusetts (CareGroup Healthcare System) DFA, Series I, 5.00% due 7/1/2027	1,900,000	1,943,767
[c]	Massachusetts (GingerCare Living, Inc. Obligated Group) DFA, Series B-2, 5.00% due 12/1/2029	2,000,000	2,001,004

214 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund |  March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

[a,c]	Massachusetts (Mass General Brigham, Inc.) DFA, Series T-1, 3.47% (MUNIPSA + 0.60%) due 7/1/2049 (put 1/29/2026)	$3,750,000	$3,745,297
	Massachusetts School Building Authority, Series D, 4.75% due 8/15/2032	2,700,000	2,713,308
	MICHIGAN — 0.6%
	Michigan Finance Authority (BHSH System Obligated Group), Series A, 5.00% due 4/15/2031 - 4/15/2032	3,215,000	3,542,037
[a]	Michigan Finance Authority (Bronson Health Care Group Obligated Group), Series B, 5.00% due 11/15/2044 (put 11/16/2026)	1,730,000	1,763,316
	Michigan Finance Authority (Henry Ford Health System), 5.00% due 11/15/2027	1,000,000	1,027,833
	Michigan Finance Authority (McLaren Health Care Corp. Obligated Group), Series A, 5.00% due 5/15/2032	1,000,000	1,001,590
[a]	Michigan Strategic Fund (Consumers Energy Co.) AMT, 3.35% due 10/1/2049 (put 10/1/2027)	1,000,000	990,551
	Michigan Strategic Fund (Waste Management of Michigan, Inc.; Guaranty: Waste Management, Inc.) AMT, 4.125% due 8/1/2027	4,300,000	4,351,432
	Wayne State University, Series A, 4.00% due 11/15/2034	1,875,000	1,876,210
	MISSISSIPPI — 0.2%
	Mississippi Business Finance Corp. (Waste Management, Inc.) AMT, 4.25% due 3/1/2027	2,500,000	2,511,218
	Mississippi Development Bank (Jackson Public School District) (BAM), 5.00% due 10/1/2028	300,000	318,526
[b]	Mississippi Home Corp. (FHLMC, FNMA, GNMA), Series A, 3.80% due 6/1/2033	1,315,000	1,314,127
	MISSOURI — 0.9%
[a]	Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group), Series C, 5.00% due 5/1/2052 (put 5/1/2028)	9,265,000	9,726,981
	Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group), Series A, 5.00% due 2/1/2026 - 2/1/2027	1,235,000	1,259,514
	Health & Educational Facilities Authority of the State of Missouri (SSM Health Care Obligated Group), Series A, 5.00% due 6/1/2031	680,000	735,221
	Missouri Housing Development Commission (FHLMC, FNMA, GNMA),
	Series C,
[b]	3.95% due 11/1/2033	1,500,000	1,505,340
[b]	4.00% due 5/1/2034	1,435,000	1,440,264
[b]	4.05% due 11/1/2034	630,000	632,283
[b]	4.10% due 5/1/2035	1,645,000	1,651,277
[b]	4.15% due 11/1/2035	1,525,000	1,530,899
	Poplar Bluff R-I School District (AGM) COP, 5.00% due 3/1/2031 - 3/1/2033	1,575,000	1,720,390
	MONTANA — 0.3%
	City of Forsyth (Avista Corp.), Series A, 3.875% due 10/1/2032	6,350,000	6,182,627
	City of Forsyth (NorthWestern Corp.), 3.875% due 7/1/2028	1,000,000	1,013,525
	NEBRASKA — 1.1%
[a]	Central Plains Energy Project (Guaranty: Bank of Montreal), Series A, 5.00% due 5/1/2054 (put 11/1/2029)	11,500,000	12,020,640
[a]	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.), Series 1, 5.00% due 5/1/2053 (put 10/1/2029)	7,825,000	8,151,936
	Douglas County Hospital Authority No. 3 (Nebraska Methodist Health System), 5.00% due 11/1/2025	2,005,000	2,028,204
	Gretna Public Schools GO, Series B, 5.00% due 12/15/2027	3,000,000	3,040,341
	NEVADA — 0.7%
	Carson City (Carson Tahoe Regional Healthcare), Series A, 5.00% due 9/1/2027 - 9/1/2032	1,090,000	1,126,937
	City of Las Vegas GO, Series C, 5.00% due 9/1/2031	1,000,000	1,016,196
	Clark County School District GO, Series A, 4.00% due 6/15/2034	2,500,000	2,510,395
[a]	County of Clark (Nevada Power Co.), 3.75% due 1/1/2036 (put 3/31/2026)	1,000,000	1,001,488
	County of Clark GO,
	4.00% due 11/1/2033	1,550,000	1,553,852
	Series C, 4.00% due 7/1/2032	1,985,000	2,038,262
	Reno-Tahoe Airport Authority AMT, Series A, 5.00% due 7/1/2033 - 7/1/2034	2,325,000	2,464,306
	Truckee Meadows Water Authority, 5.00% due 7/1/2033 (pre-refunded 7/1/2026)	5,070,000	5,206,702
	NEW HAMPSHIRE — 0.3%
	New Hampshire Business Finance Authority (United Illuminating Co.), Series A, 4.50% due 10/1/2033	7,000,000	6,978,951
	NEW JERSEY — 3.8%
[a]	Camden County Improvement Authority (HUD), 5.00% due 3/1/2027 (put 3/1/2026)	3,200,000	3,260,170
	New Jersey (New Jersey Transit Corp.) EDA, Series A, 5.00% due 11/1/2029 - 11/1/2032	3,630,000	3,980,357
	New Jersey (School Facilities Construction) EDA, 5.00% due 6/15/2028	900,000	953,555
	New Jersey (State of New Jersey Department of the Treasury) EDA, Series DDD, 5.00% due 6/15/2033 (pre-refunded 6/15/2027)	1,500,000	1,570,039
	New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series A, 4.00% due 7/1/2034	4,900,000	4,865,009
	New Jersey Transportation Trust Fund Authority,
	Series 2014-BB-2, 5.00% due 6/15/2030	1,200,000	1,301,239
	Series A, 5.00% due 12/15/2032 - 6/15/2033	4,100,000	4,382,935
	Series BB1, 5.00% due 6/15/2033	1,425,000	1,498,593
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements),
	Series A, 5.00% due 6/15/2028	2,240,000	2,289,224
	Series A-1, 5.00% due 6/15/2025 - 6/15/2027	30,485,000	31,093,281

See notes to financial statements.	Semi-Annual Financial Statements | 215

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund  |  March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

	New Jersey Transportation Trust Fund Authority (Transportation System),
	Series A, 5.00% due 12/15/2025 - 6/15/2032	$25,965,000	$27,441,899
	Series BB1, 5.00% due 6/15/2031	2,500,000	2,646,370
	NEW MEXICO — 1.7%
	Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2032	1,575,000	1,634,574
	Albuquerque Bernalillo County Water Utility Authority (2005 NMFA Loan & Joint Water & Sewer System Improvements), Series A, 5.00% due 7/1/2026	2,000,000	2,003,344
	Albuquerque Municipal School District No. 12 (State Aid Withholding) GO, Series 2017, 5.00% due 8/1/2026	550,000	566,352
	City of Albuquerque (City Infrastructure Improvements) GO, Series A, 5.00% due 7/1/2026	870,000	893,893
	City of Farmington (Public Service Co. of New Mexico),
[a]	Series A, 0.875% due 6/1/2040 (put 10/1/2026)	1,000,000	955,321
[a]	Series D, 3.90% due 6/1/2040 (put 6/1/2028)	2,000,000	2,009,814
	City of Santa Fe (El Castillo Retirement Residences Obligated Group), 4.50% due 5/15/2027	1,055,000	1,055,133
	City of Santa Fe (Public Facilities) GRT, 5.00% due 6/1/2029	950,000	951,555
	County of Sandoval GO, 5.00% due 8/1/2027	210,000	220,298
	County of Santa Fe (County Buildings & Facilities) GRT, Series A, 5.00% due 6/1/2025	1,250,000	1,254,589
[a]	County of Santa Fe (Cresta Ranch Apartments LLP), 3.29% due 12/10/2049 (put 6/1/2028)	2,200,000	2,194,984
	Hobbs School District No. 16 (State Aid Withholding) ETM GO, 5.00% due 9/15/2030	245,000	267,827
	Hobbs School District No. 16 (State Aid Withholding) GO, 5.00% due 9/15/2028 - 9/15/2029	1,110,000	1,180,952
	New Mexico Finance Authority (Public Project Revolving Fund), Series A, 5.00% due 6/15/2031	1,000,000	1,003,603
	New Mexico Finance Authority (State of New Mexico Department of Transportation), Series A, 5.00% due 6/15/2026	1,500,000	1,540,821
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group),
	Series A,
	4.00% due 8/1/2035	3,500,000	3,434,039
	5.00% due 8/1/2032	1,000,000	1,062,945
[a]	Series B, 5.00% due 8/1/2049 (put 8/1/2025)	3,650,000	3,669,684
	New Mexico Hospital Equipment Loan Council (San Juan Regional Medical Center, Inc.), 5.00% due 6/1/2030 - 6/1/2031	1,215,000	1,267,451
	New Mexico Mortgage Finance Authority (FHLMC, FNMA, GNMA), Series A Class I, 3.95% due 3/1/2035 - 9/1/2035	715,000	712,410
[a]	New Mexico Mortgage Finance Authority (JLG NM ABQ 2023 LLLP) (HUD), 5.00% due 2/1/2042 (put 9/1/2025)	3,100,000	3,110,735
[a]	New Mexico Mortgage Finance Authority (JLG SAF 2023 LLLP) (HUD), 5.00% due 2/1/2042 (put 6/1/2025)	4,050,000	4,060,101
	Regents of New Mexico State University (Campus Buildings Acquisition & Improvements), Series A, 4.50% due 6/1/2035	1,500,000	1,515,940
	Village of Los Ranchos de Albuquerque (Albuquerque Academy), 5.00% due 9/1/2029 - 9/1/2032	1,030,000	1,100,199
	NEW YORK — 5.6%
	City of New York GO,
	Series A-1, 5.00% due 9/1/2033	1,300,000	1,436,425
	Series C1, 5.00% due 8/1/2032	1,000,000	1,084,743
	Long Island Power Authority, 5.00% due 9/1/2033	400,000	422,360
	Metropolitan Transportation Authority,
	Series A-1, 5.00% due 11/15/2025	1,265,000	1,267,543
	Series B,
	4.00% due 11/15/2026	1,660,000	1,684,367
	5.00% due 11/15/2028	1,230,000	1,262,907
	Series C1,
	5.00% due 11/15/2027	1,070,000	1,081,178
	5.25% due 11/15/2028 - 11/15/2029	16,100,000	16,277,374
	Series D-1, 5.00% due 11/15/2028 - 11/15/2029	4,990,000	5,037,330
	Series F, 5.00% due 11/15/2025	1,055,000	1,067,063
	Metropolitan Transportation Authority (Green Bond),
	Series A2, 5.00% due 11/15/2027	3,450,000	3,545,223
	Series B, 5.00% due 11/15/2025 - 11/15/2027	6,650,000	6,794,131
	Series C1, 5.00% due 11/15/2025 - 11/15/2026	4,840,000	4,950,748
[a]	Monroe County Industrial Development Corp. (Andrews Terrace Community Partners LP) (HUD), Series B-2, 5.00% due 7/1/2028 (put 7/1/2027)	4,000,000	4,159,524
[a]	New York City Housing Development Corp. (FHA) (Green Bond), Series F-2A, 3.40% due 11/1/2062 (put 12/22/2026)	2,500,000	2,497,878
[a]	New York City Housing Development Corp. (Green Bond), Series D, 4.30% due 11/1/2063 (put 11/1/2028)	2,250,000	2,292,408
	New York City Municipal Water Finance Authority (New York City Water & Sewer System), Series AA-2, 5.00% due 6/15/2029	4,495,000	4,731,113
	New York City Transitional Finance Authority Building Aid Revenue (State Aid Withholding), Series S, 5.00% due 7/15/2034	1,000,000	1,060,495
	New York City Transitional Finance Authority Future Tax Secured Revenue,
	Series A1, 5.00% due 8/1/2031 - 8/1/2032	6,000,000	6,030,683
	Series B-1, 5.00% due 8/1/2034	1,000,000	1,033,904
	Series F-1, 5.00% due 5/1/2030	3,705,000	3,838,821
	Series F-3, 4.00% due 2/1/2034	4,000,000	4,003,660

216 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund  |  March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

	New York State Dormitory Authority,
	Series A,
	5.00% due 3/15/2028	$370,000	$381,851
	5.00% due 3/15/2028 (pre-refunded 9/15/2026)	810,000	835,250
	New York State Dormitory Authority (AGM), Series A, 5.00% due 10/1/2032	400,000	424,379
	New York State Dormitory Authority (BAM), Series A, 5.00% due 10/1/2032	3,500,000	3,828,947
	New York State Dormitory Authority (State Aid Withholding), Series A, 5.00% due 10/1/2029	1,000,000	1,042,611
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue),
	Series A, 5.00% due 3/15/2030	750,000	797,782
	Series A1, 5.00% due 3/15/2031	4,545,000	5,023,988
	Series E, 5.00% due 3/15/2033	2,000,000	2,218,104
	New York State Dormitory Authority (State of New York Sales Tax Revenue),
	Series A, 5.00% due 3/15/2032 - 3/15/2033	3,465,000	3,563,771
	Series E, 5.00% due 3/15/2029 (pre-refunded 9/15/2028)	2,135,000	2,282,597
	New York State Energy Research & Development Authority (New York State Electric & Gas Corp.), Series C, 4.00% due 4/1/2034	1,700,000	1,715,802
[a]	New York State Environmental Facilities Corp. (Waste Management, Inc.) AMT, 3.70% due 5/1/2030 (put 5/1/2025)	500,000	499,713
[a]	New York State Housing Finance Agency (325 Kent LLC) (FNMA), Series A, 3.95% due 11/1/2050 (put 1/1/2035)	6,365,000	6,359,583
	New York State Urban Development Corp. (State of New York Personal Income Tax Revenue),
	Series C, 4.00% due 3/15/2034	1,000,000	1,023,798
	Series C-2, 5.00% due 3/15/2032	4,715,000	4,917,344
	Oneida County Local Development Corp. (Utica College), 5.00% due 7/1/2025	355,000	355,249
	Port Authority of New York & New Jersey AMT,
	5.00% due 10/15/2035	2,000,000	2,030,272
	Series 207, 5.00% due 9/15/2032 - 9/15/2035	2,895,000	2,972,520
	Tompkins County Development Corp. (Ithaca College), 5.00% due 7/1/2034	250,000	258,423
	Triborough Bridge & Tunnel Authority,
	Series A, 5.00% due 11/15/2033	750,000	751,472
	Series B, 5.00% due 11/15/2031	4,170,000	4,325,458
	Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) (Green Bond), Series E, 5.00% due 11/15/2032	2,000,000	2,235,508
	Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), 4.00% due 8/1/2035	1,000,000	963,895
	Utility Debt Securitization Authority, 5.00% due 12/15/2034	2,870,000	2,901,820
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2034	200,000	206,289
	NORTH CAROLINA — 0.8%
	Charlotte-Mecklenburg Hospital Authority (Atrium Health Obligated Group),
	Series D,
[a]	3.625% due 1/15/2048 (put 6/15/2027)	1,350,000	1,350,512
[a]	5.00% due 1/15/2049 (put 12/1/2031)	7,000,000	7,633,773
	Columbus County Industrial Facilities & Pollution Control Financing Authority (International Paper Co.),
[a]	Series A, 3.45% due 11/1/2033 (put 10/1/2031)	1,100,000	1,100,685
[a]	Series B, 3.45% due 11/1/2033 (put 10/1/2031)	1,400,000	1,400,872
	County of Buncombe, 5.00% due 6/1/2031	1,000,000	1,002,789
[a]	Cumberland County Industrial Facilities & Pollution Control Financing Authority (American Titanium Metal LLC) AMT, 3.75% due 12/1/2027 (put 11/1/2025)	1,000,000	998,989
	Greater Asheville Regional Airport Authority (AGM) AMT, 5.00% due 7/1/2035	1,050,000	1,110,798
	North Carolina Housing Finance Agency (Green Bond), Series 51, 3.85% due 7/1/2032	1,495,000	1,493,043
	North Carolina Medical Care Commission (Penick Village Obligated Group),
	Series B-1, 4.75% due 9/1/2029	410,000	410,311
	Series B-2, 4.50% due 9/1/2029	625,000	623,817
	Raleigh Durham Airport Authority AMT, Series A, 5.00% due 5/1/2034	2,150,000	2,248,816
	OHIO — 2.4%
	Akron, Bath & Copley Joint Township Hospital District (Summa Health System Obligated Group), 5.00% due 11/15/2027 - 11/15/2032	4,015,000	4,242,982
	City of Cincinnati Water System Revenue, Series C, 4.00% due 12/1/2030	1,000,000	1,012,420
	City of Columbus GO, Series A, 4.00% due 4/1/2031	600,000	608,570
	City of Delaware GO, 4.50% due 7/1/2025	3,650,000	3,658,311
	City of Louisville GO, 4.375% due 6/25/2025	2,800,000	2,806,370
	City of Middletown GO, 4.625% due 6/26/2025	2,550,000	2,555,635
	City of Parma Heights GO, 4.625% due 6/26/2025	925,000	927,857
	Columbus Metropolitan Housing Authority, 4.00% due 12/1/2034	2,500,000	2,439,927
	Columbus Regional Airport Authority AMT, Series A, 5.00% due 1/1/2034 - 1/1/2035	2,500,000	2,683,503
[a]	Columbus-Franklin County Finance Authority (Dering Family Homes Owner LLC), 5.00% due 7/1/2045 (put 2/1/2027)	2,000,000	2,055,640

See notes to financial statements.	Semi-Annual Financial Statements | 217

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund  |  March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

	County of Allen Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.),
[a]	Series B-1, 5.00% due 10/1/2049 (put 8/3/2027)	$4,765,000	$4,933,810
[a]	Series B-2, 5.00% due 10/1/2051 (put 6/4/2030)	10,590,000	11,336,659
	County of Cuyahoga (Musical Arts Association), 5.00% due 1/1/2030 - 1/1/2032	820,000	869,743
	County of Franklin (Nationwide Children’s Hospital, Inc.), Series A, 5.00% due 11/1/2032	1,195,000	1,242,537
	County of Hamilton Sales Tax Revenue, Series A, 4.00% due 12/1/2031	1,100,000	1,109,829
[a]	Ohio Air Quality Development Authority (Duke Energy Corp.), Series B, 4.00% due 9/1/2030 (put 6/1/2027)	4,515,000	4,562,137
	Ohio Higher Educational Facility Commission (Case Western Reserve University), 4.00% due 12/1/2033	1,255,000	1,253,533
	Ohio Water Development Authority, 4.00% due 12/1/2032	2,000,000	2,013,532
[a]	State of Ohio (Children’s Hospital Medical Center of Akron Obligated Group), Series B, 5.00% due 8/15/2054 (put 8/15/2032)	1,250,000	1,361,882
	State of Ohio (Cleveland Clinic Health System Obligated Group),
	Series A,
	4.00% due 1/1/2034	1,170,000	1,176,722
	5.00% due 1/1/2032	800,000	837,009
	OKLAHOMA — 2.7%
	Caddo County Educational Facilities Authority (Fort Cobb-Broxton Public Schools Project) ISD, 5.00% due 9/1/2027 - 9/1/2034	3,730,000	3,918,854
	Canadian County Educational Facilities Authority (Mustang Public Schools Project) ISD, Series A, 5.00% due 9/1/2032 - 9/1/2033	11,000,000	12,085,859
	Canadian County Educational Facilities Authority (Yukon Public Schools Project) ISD, 5.00% due 9/1/2027 - 9/1/2029	10,850,000	11,465,298
	Cleveland County Educational Facilities Authority (Moore Public Schools) ISD, 4.00% due 6/1/2030 - 6/1/2031	9,240,000	9,612,893
	Cleveland County Educational Facilities Authority (Norman Public Schools) ISD, Series A, 5.00% due 6/1/2032	2,500,000	2,751,563
	Clinton Public Works Authority, 5.00% due 10/1/2029 - 10/1/2032	4,295,000	4,666,115
	Cushing Educational Facilities Authority (Payne County No. 67 Cushing) ISD, 5.00% due 9/1/2028	4,400,000	4,662,086
	Love County Educational Facilities Authority (Love County ISD No. 4 Thackerville), 4.50% due 9/1/2034	335,000	334,698
	Muskogee Industrial Trust (Muskogee County No. 20) ISD, 5.00% due 9/1/2026	475,000	484,207
	Oklahoma (Oklahoma State Regents for Higher Education) DFA, Series A, 5.00% due 6/1/2028	425,000	426,304
	Payne County (Stillwater Public Schools) (BAM) EDA, 5.00% due 9/1/2032	1,250,000	1,381,899
	Rogers County Educational Facilities Authority (School District No. 2 Catoosa), 5.00% due 9/1/2032	7,000,000	7,600,075
	Texas County Development Authority (Texas County ISD No. 8 Guymon), 5.00% due 10/1/2032 - 10/1/2033	1,160,000	1,284,894
	OREGON — 0.6%
[a]	Oregon Health & Science University (Oregon Health & Science University Obligated Group), Series B2, 5.00% due 7/1/2046 (put 2/1/2032)	11,780,000	12,782,466
	PENNSYLVANIA — 5.2%
	Allegheny County Hospital Development Authority (UPMC Obligated Group), Series A, 5.00% due 7/15/2031	2,520,000	2,675,403
	Allegheny County Sanitary Authority (BAM), 5.00% due 12/1/2029	2,830,000	2,865,720
	Allentown City School District (BAM, State Aid Withholding) GO, Series B, 5.00% due 2/1/2031	3,750,000	4,004,696
[a]	Bethlehem Area School District Authority (State Aid Withholding), Series C, 3.271% (SOFR + 0.35%) due 1/1/2032 (put 11/1/2025)	2,980,000	2,961,736
	City of Philadelphia (AGM) GO, 5.00% due 8/1/2027	2,005,000	2,095,155
	City of Philadelphia (Pennsylvania Gas Works), Series 14, 5.00% due 10/1/2031 - 10/1/2032	2,070,000	2,114,387
	City of Philadelphia (Pennsylvania Gas Works) (AGM), Series A, 5.00% due 8/1/2030 - 8/1/2032	1,750,000	1,896,968
	City of Philadelphia Airport Revenue AMT, Series B, 5.00% due 7/1/2033	1,500,000	1,531,343
	City of Philadelphia GO, Series B, 5.00% due 8/1/2033	1,060,000	1,064,978
	City of Scranton (BAM) GO, 5.00% due 9/1/2028	2,085,000	2,141,870
	Commonwealth Financing Authority (Pennsylvania Department of Community & Economic Development) (AGM), Series B-1, 5.00% due 6/1/2025	3,000,000	3,009,237
	Commonwealth Financing Authority (Tobacco Master Settlement Paym) (BAM), 5.00% due 6/1/2031	10,000,000	10,490,560
	Commonwealth of Pennsylvania GO, 5.00% due 7/15/2030	12,930,000	13,962,098
	Dauphin County General Authority (UPMC Obligated Group), Series A, 5.00% due 6/1/2034	1,375,000	1,392,441
	Geisinger Authority (Geisinger Health System Obligated group),
[a]	Series B, 5.00% due 4/1/2043 (put 2/15/2027)	5,115,000	5,241,069
[a]	Series C, 5.00% due 4/1/2043 (put 4/1/2030)	3,530,000	3,765,620
[a]	Montgomery County (Constellation Energy Generation LLC) IDA, Series A, 4.10% due 4/1/2053 (put 4/3/2028)	5,000,000	5,132,230
	Northeastern Pennsylvania Hospital & Education Authority (King’s College), 5.00% due 5/1/2027 - 5/1/2029	3,825,000	3,887,346
[a]	Pennsylvania (Republic Services, Inc.) EDFA AMT, Series B-2, 4.20% due 4/1/2049 (put 7/15/2025)	4,000,000	3,989,416
	Pennsylvania (UPMC Obligated Group) EDFA,
[a,b]	Series 2025A, 5.00% due 3/15/2060 (put 3/15/2035)	9,500,000	10,300,033
	Series A, 5.00% due 10/15/2033	1,150,000	1,239,398
[a]	Pennsylvania (Waste Management Obligated Group; Guaranty: Waste Management, Inc.) EDFA, 0.95% due 12/1/2033 (put 12/1/2026)	1,000,000	956,653
[a]	Pennsylvania (Waste Management, Inc.; Guaranty: Waste Management Holdings) EDFA AMT, Series A, 4.25% due 8/1/2038 (put 8/1/2025)	16,500,000	16,540,705
	Pennsylvania Turnpike Commission, Series A-1, 5.00% due 12/1/2033	1,000,000	1,003,433
	Pittsburgh Water & Sewer Authority (AGM), Series B, 5.00% due 9/1/2033	1,000,000	1,120,121
	School District of Philadelphia (State Aid Withholding) GO,
	Series A, 5.00% due 9/1/2027 - 9/1/2034	2,095,000	2,197,205
	Series F, 5.00% due 9/1/2032	1,000,000	1,021,944

218 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund | March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

	Sports & Exhibition Authority of Pittsburgh & Allegheny County (Allegheny County Hotel Room Excise Tax Revenue) (AGM), Series A, 5.00% due 2/1/2033	$4,000,000	$4,400,340
	State Public School Building Authority (BAM), Series A, 4.00% due 10/1/2033	2,325,000	2,325,742
	State Public School Building Authority (School District of Philadelphia) (AGM, State Aid Withholding), Series A, 5.00% due 6/1/2030	3,550,000	3,655,840
	RHODE ISLAND — 0.2%
[a]	Rhode Island Housing & Mortgage Finance Corp. (FHA) (Green Bond), Series 1-A, 3.60% due 10/1/2054 (put 10/1/2027)	3,000,000	2,975,541
	Rhode Island Student Loan Authority AMT, Series B, 5.00% due 12/1/2032 - 12/1/2033	1,250,000	1,312,581
	SOUTH CAROLINA — 0.7%
	Lancaster County School District GO, 4.00% due 3/1/2034	2,500,000	2,520,362
[a]	Patriots Energy Group Financing Agency (Guaranty: Sumitomo Mitsui Banking Corp.), Series A1, 5.25% due 10/1/2054 (put 8/1/2031)	10,090,000	10,797,834
	SCAGO Educational Facilities Corp. (School District of Pickens County), 5.00% due 12/1/2029	2,000,000	2,005,350
[a]	South Carolina Jobs-Economic Development Authority (Guaranty: Federal Home Loan Mtg Corp.) (FHLMC), 4.00% due 3/1/2062 (put 3/1/2035)	1,175,000	1,143,790
	TENNESSEE — 2.7%
	Knox County Health Educational & Housing Facility Board (BAM), Series B-1, 5.00% due 7/1/2031 - 7/1/2034	3,570,000	3,815,670
[a]	Knox County Health Educational & Housing Facility Board (Gleason Partners LP) (HUD), 3.95% due 12/1/2027 (put 12/1/2025)	1,500,000	1,505,523
	Knox County Health Educational & Housing Facility Board (Provident Group - UTK Properties LLC) (BAM), Series A-1, 5.00% due 7/1/2031 - 7/1/2034	1,245,000	1,359,112
	Memphis-Shelby County Airport Authority AMT, Series A, 5.00% due 7/1/2034	1,695,000	1,772,407
	Shelby County Health Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare), Series A, 5.00% due 5/1/2031	1,260,000	1,292,466
[a]	Tennergy Corp. (Guaranty: Morgan Stanley Group), Series A, 4.00% due 12/1/2051 (put 9/1/2028)	14,730,000	14,820,973
	Tennessee (Green Bond) HDA,
	Series 2A,
	3.80% due 1/1/2032	395,000	389,401
	3.875% due 1/1/2033	495,000	486,898
	3.90% due 7/1/2033	495,000	485,923
	3.95% due 1/1/2034	995,000	976,180
[a]	Tennessee Energy Acquisition Corp. (Tennessee Energy Acquisition Corp.; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 5/1/2052 (put 11/1/2031)	30,310,000	31,643,913
[a]	Williamson County (ECG Wood Duck LP) (HUD) IDB, 5.00% due 5/1/2042 (put 5/1/2027)	2,000,000	2,055,724
	TEXAS — 12.3%
	Arlington Higher Education Finance Corp. (Harmony Public Schools) (PSF-GTD),
	Series 2021C, 4.00% due 2/15/2029	455,000	466,863
	Series A, 5.00% due 2/15/2032	1,270,000	1,284,691
	Arlington Higher Education Finance Corp. (Kipp Texas, Inc.) (PSF-GTD), 4.00% due 8/15/2031	1,000,000	1,006,079
[a]	Austin Affordable PFC, Inc. (1000 Collinwood West Drive Owner LP) (FNMA), Series B, 5.00% due 9/1/2028 (put 9/1/2027)	800,000	832,638
[a]	Austin Affordable PFC, Inc. (8000 Decker Lane Owner LP) (FNMA), Series B, 5.00% due 9/1/2028 (put 9/1/2027)	1,000,000	1,043,138
[a]	Austin Housing Finance Corp. (Austin Leased Housing Associates V LP), 3.40% due 11/1/2042 (put 11/1/2027)	5,000,000	5,016,575
	Bexar County Hospital District (CTFS Obligation) GO, 5.00% due 2/15/2033	820,000	842,034
[a]	Bexar County Housing Finance Corp. (Culebra Road Apartments LP), 4.05% due 3/1/2028 (put 3/1/2026)	2,500,000	2,508,905
[a]	Central Texas Turnpike System, Series B, 5.00% due 8/15/2042 (put 8/15/2030)	3,105,000	3,284,199
	City of Aubrey Jackson Ridge Public Improvement District (BAM), 5.00% due 9/1/2026 - 9/1/2034	2,180,000	2,325,081
	City of Austin Electric Utility Revenue, Series A, 5.00% due 11/15/2033	1,000,000	1,009,260
	City of Austin Water & Wastewater System Revenue, 5.00% due 11/15/2033	2,000,000	2,084,666
	City of Conroe GO, Series B, 5.00% due 11/15/2030	1,750,000	1,864,870
[a]	City of Dallas Housing Finance Corp. (Ash Creek Housing LLC) (FHA), 5.00% due 7/1/2026 (put 12/1/2025)	1,500,000	1,520,627
[a]	City of Dallas Housing Finance Corp. (Mondello Apartments LLC) (FHA), 5.00% due 8/1/2027 (put 8/1/2026)	1,785,000	1,830,355
	City of Galveston Wharves & Terminal Revenue AMT, Series A, 5.00% due 8/1/2032 - 8/1/2034	6,685,000	7,087,787
	City of Georgetown Utility System Revenue (BAM), 5.00% due 8/15/2028 - 8/15/2029	1,300,000	1,374,713
	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2027	2,875,000	2,988,252
	City of Houston Combined Utility System Revenue, Series B, 4.00% due 11/15/2031	1,725,000	1,735,579
	City of Hutto (AGM) GO, 5.00% due 8/1/2033	400,000	436,859
	City of Lubbock Electric Light & Power System Revenue, 5.00% due 4/15/2025	725,000	725,566
	City of Mansfield GO, Series A, 5.00% due 2/15/2031 - 2/15/2033	1,500,000	1,665,801
	City of Port Arthur (CTFS Obligation) (BAM) GO, 5.00% due 2/15/2033	1,025,000	1,135,009
	City of San Antonio (Public Facilities Corp.), 5.00% due 9/15/2032	2,155,000	2,408,016
	City of San Antonio Electric & Gas Systems Revenue, 4.00% due 2/1/2032	4,100,000	4,119,606
	City of Waco (CTFS Obligation) GO, Series A, 5.00% due 2/1/2033 - 2/1/2034	1,800,000	2,011,747
[a]	Clear Creek (PSF-GTD) ISD GO, Series B, 3.60% due 2/15/2035 (put 8/15/2025)	1,500,000	1,504,302
	Clifton Higher Education Finance Corp. (IDEA Public Schools) (PSF-GTD), 4.00% due 8/15/2033	2,000,000	2,003,344
	Conroe (PSF-GTD) ISD GO, Series A, 4.00% due 2/15/2033	1,050,000	1,054,872
	Cotulla (PSF-GTD) ISD GO, 5.00% due 2/15/2033	1,150,000	1,254,903

See notes to financial statements.	Semi-Annual Financial Statements | 219

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund  |  March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

	County of Bexar GO, 4.00% due 6/15/2033	$2,750,000	$2,768,202
	County of Harris (Harris County Toll Road Revenue), Series B, 5.00% due 8/15/2030 - 8/15/2033	5,370,000	5,402,860
	County of Hays GO, 4.00% due 2/15/2034	850,000	856,338
[a]	Dickinson (PSF-GTD) ISD GO, 3.50% due 8/1/2037 (put 8/1/2025)	1,045,000	1,047,176
[a]	Eagle Mountain & Saginaw (PSF-GTD) ISD GO, 4.00% due 8/1/2050 (put 8/1/2027)	1,700,000	1,744,375
[a]	Fort Bend (PSF-GTD) ISD GO, Series B, 4.00% due 8/1/2054 (put 8/1/2027)	10,000,000	10,246,840
	Franklin (PSF-GTD) ISD GO, 4.00% due 2/15/2032	2,000,000	2,000,752
	Frisco (PSF-GTD) ISD GO, 5.00% due 8/15/2033	1,465,000	1,555,295
[b]	Glasscock County (PSF-GTD) ISD GO, 5.00% due 2/15/2034 - 2/15/2035	1,200,000	1,245,802
[a]	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group), Series B, 5.00% due 6/1/2050
	(put 12/1/2028)	2,250,000	2,372,918
	Harris County-Houston Sports Authority (AGC), Series B, 5.00% due 11/15/2034	2,795,000	3,062,912
	Hays Consolidated (PSF-GTD) ISD GO, 5.00% due 2/15/2033	1,250,000	1,382,645
[a]	Houston Housing Finance Corp. (Cordova Apartments), 3.65% due 2/1/2048 (put 2/1/2028)	2,700,000	2,716,575
[a]	Houston Housing Finance Corp. (Summerdale Apartments LP), 5.00% due 8/1/2041 (put 8/1/2026)	3,650,000	3,747,273
	Humble (PSF-GTD) ISD GO, Series A, 4.00% due 2/15/2029 (pre-refunded 6/23/2025)	2,500,000	2,504,408
	Hutto (PSF-GTD) ISD GO, Series C, 4.00% due 8/1/2032	1,245,000	1,294,524
[a]	Jacksboro (PSF-GTD) ISD GO, 4.00% due 2/15/2048 (put 8/15/2028)	2,500,000	2,583,658
[a]	Lakeside Place PFC (Brookside Gardens Apartments LLC) (FHA), 4.15% due 11/1/2026 (put 11/1/2025)	5,000,000	5,003,885
	Laredo College District Combined Fee Revenue (BAM), 4.00% due 8/1/2033	1,180,000	1,181,227
	Las Varas Public Facility Corp. (Sosa At Palo Alto LP), 3.75% due 11/1/2025	2,000,000	2,000,118
	Lower Colorado River Authority, Series D, 5.00% due 5/15/2026	700,000	701,680
	Lower Colorado River Authority (LCRA Transmission Services Corp.),
	Series A,
	5.00% due 5/15/2031 - 5/15/2032	900,000	992,233
	5.25% due 5/15/2033	350,000	391,954
[a]	Mission Economic Development Corp. (Waste Management, Inc.) AMT, Series B, 3.75% due 7/1/2040 (put 6/2/2025)	5,750,000	5,740,518
	New Hope Cultural Education Facilities Finance Corp. (Bella Vida Forefront Living Obligated Group),
	Series 2025B-2, 4.625% due 10/1/2030	2,000,000	1,985,916
	Series 2025B-3, 4.25% due 10/1/2030	1,000,000	994,432
	Newark Higher Education Finance Corp. (Abilene Christian University), Series A, 4.00% due 4/1/2033	1,760,000	1,740,411
	North East (PSF-GTD) ISD GO,
[a]	3.75% due 8/1/2049 (put 8/1/2027)	5,250,000	5,362,954
	4.00% due 8/1/2034	1,500,000	1,511,511
	Northside (PSF-GTD) ISD GO,
	4.00% due 6/15/2033 - 8/15/2034	2,175,000	2,187,824
[a]	Series B, 3.45% due 8/1/2054 (put 8/1/2027)	2,500,000	2,537,110
	Pecos Barstow Toyah (PSF-GTD) ISD GO, 5.00% due 2/15/2032 - 2/15/2033	3,500,000	3,665,237
[a]	Ponder (PSF-GTD) ISD GO, 4.00% due 2/15/2051 (put 8/15/2027)	1,665,000	1,709,038
	Prosper (PSF-GTD) ISD GO, 5.00% due 2/15/2033	1,000,000	1,104,822
	San Antonio (PSF-GTD) ISD GO,
	4.00% due 8/15/2034	2,350,000	2,403,688
	5.00% due 8/15/2033	2,080,000	2,306,986
[a]	San Antonio Housing Trust Public Facility Corp. (Palladium San Antonio Ltd.), 3.45% due 7/1/2029 (put 7/1/2027)	4,500,000	4,510,917
[a]	San Antonio Housing Trust Public Facility Corp. (PV Country Club Village LP), 4.00% due 8/1/2026 (put 8/1/2025)	1,000,000	1,001,810
[a]	San Antonio Municipal Facilities Corp. (City of San Antonio), 5.00% due 8/1/2050 (put 8/1/2027)	5,800,000	6,087,651
	Southwest (PSF-GTD) ISD GO, 5.00% due 2/1/2032 - 2/1/2033	2,600,000	2,878,653
	Tarrant County Cultural Education Facilities Finance Corp. (Christus Health Obligated Group),
[a]	Series A, 5.00% due 7/1/2053 (put 7/1/2032)	5,520,000	5,865,282
	Series B, 5.00% due 7/1/2032 - 7/1/2034	4,385,000	4,590,488
	Tarrant County Cultural Education Facilities Finance Corp. (Cumberland Rest, Inc. Obligated Group), 5.00% due 10/1/2032 - 10/1/2034	6,605,000	7,166,393
[a]	Tarrant County Housing Finance Corp. (4450 Marine Creek Parkway Owner LP), Series B, 5.00% due 9/1/2028 (put 9/1/2027)	1,000,000	1,043,068
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2025 - 12/15/2032	69,065,000	72,516,255
[a]	Texas Municipal Gas Acquisition & Supply Corp. IV (Guaranty: BP plc), Series B, 5.50% due 1/1/2054 (put 1/1/2034)	1,000,000	1,096,930
	Texas Public Finance Authority (Texas Southern University) (BAM), 5.00% due 5/1/2032 - 5/1/2033	1,700,000	1,836,823
[a]	Texas State Affordable Housing Corp. (FC Juniper Creek Housing LP), 3.75% due 7/1/2044 (put 7/1/2026)	2,000,000	2,019,080
	Texas State Technical College (AGM),
	Series A,
	5.00% due 8/1/2031 - 8/1/2032	4,250,000	4,657,281
	5.25% due 8/1/2033	2,300,000	2,556,089
	Texas Water Development Board (State Water Implementation Revenue Fund for Texas), Series A, 4.00% due 10/15/2034 - 10/15/2035	6,250,000	6,299,201
	Texas Woman’s University, Series A, 5.00% due 7/1/2031 - 7/1/2033	4,275,000	4,744,459

220 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund  |  March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

	Viridian Municipal Management District (BAM) GO,
	4.00% due 12/1/2032 - 12/1/2035	$2,540,000	$2,545,251
	6.25% due 12/1/2029	455,000	510,611
	UTAH — 0.3%
	City of Salt Lake City Airport Revenue AMT, Series A, 5.00% due 7/1/2035	500,000	527,628
[a]	County of Utah (Intermountain Healthcare Obligated Group), Series B-2, 5.00% due 5/15/2060 (put 8/1/2026)	1,740,000	1,770,431
[a]	Utah Housing Corp., 3.70% due 8/1/2043 (put 8/1/2027)	1,920,000	1,933,407
[a]	Utah Housing Corp. (Promontory Place LLC), Series B, 3.40% due 2/1/2028 (put 8/1/2027)	2,000,000	2,004,566
	Utah Telecommunication Open Infrastructure Agency,
	5.00% due 6/1/2031	600,000	659,978
	5.25% due 6/1/2033	500,000	560,463
	VIRGINIA — 1.2%
[a]	Fairfax County Redevelopment & Housing Authority (Apah Tysons North Four LP), 5.00% due 1/1/2045 (put 1/1/2028)	2,000,000	2,074,506
[a]	Halifax County (Virginia Electric & Power Co.) IDA, Series A, 3.80% due 12/1/2041 (put 5/28/2027)	8,350,000	8,471,601
[a]	Harrisonburg Redevelopment & Housing Authority, 4.00% due 12/1/2028 (put 12/1/2026)	1,615,000	1,642,954
	Virginia Commonwealth Transportation Board,
	4.00% due 5/15/2032	2,500,000	2,515,660
	5.00% due 9/15/2028	3,945,000	4,130,774
[a]	Virginia HDA, Series F, 3.625% due 7/1/2055 (put 4/1/2026)	5,000,000	4,992,425
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2029 - 1/1/2033	4,400,000	4,626,490
	WASHINGTON — 1.3%
	City of Seattle GO, 4.00% due 12/1/2032	1,000,000	1,000,886
	Clark County Public Utility District No. 1, 5.00% due 1/1/2028	500,000	523,745
	County of Spokane Airport Revenue AMT, Series B, 5.00% due 1/1/2032 - 1/1/2035	7,650,000	8,024,925
	King County School District No. 414 (School Bond Guaranteed) GO, 4.00% due 12/1/2033	2,000,000	2,009,268
	Port of Seattle AMT, Series B, 5.00% due 7/1/2035	4,000,000	4,250,396
	State of Washington COP, Series B, 5.00% due 7/1/2032	650,000	687,032
	University of Washington, Series C, 4.00% due 12/1/2031	1,000,000	1,000,727
	Vancouver Housing Authority, 4.00% due 8/1/2034	5,000,000	4,965,045
	Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group), Series A1, 5.00% due 8/1/2031	780,000	824,607
	Washington Health Care Facilities Authority (Providence St. Joseph Health Obligated Group), Series B, 5.00% due 10/1/2030	2,500,000	2,639,182
[a]	Washington State Housing Finance Commission (Ardea Twg LLLP), 5.00% due 12/1/2043 (put 2/1/2027)	1,000,000	1,023,649
[a]	Washington State Housing Finance Commission (Camas Flats Oak Harbor 1 LLLP), Series B, 5.00% due 2/1/2028 (put 2/1/2027)	1,000,000	1,036,970
[c]	Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences), 5.125% due 7/1/2033	735,000	786,116
	Washington State Housing Finance Commission (SRMAHMILL LLC) (FNMA), 4.15% due 7/1/2034	1,400,000	1,420,619
	WISCONSIN — 2.3%
	City of Milwaukee (AGM) GO,
	5.00% due 4/1/2032 - 4/1/2033	4,845,000	5,328,108
	Series N3, 5.00% due 4/1/2031 - 4/1/2032	6,550,000	7,150,603
	County of Waushara GO, Series A, 4.50% due 6/1/2027	1,260,000	1,262,849
	Peshtigo School District, 4.75% due 3/1/2027	10,500,000	10,526,145
	Public Finance Authority (Duke Energy Progress LLC),
[a]	Series A-1, 3.30% due 10/1/2046 (put 10/1/2026)	6,505,000	6,501,299
[a]	Series A-2, 3.70% due 10/1/2046 (put 10/1/2030)	1,435,000	1,402,573
	Public Finance Authority (Providence St. Joseph Health Obligated Group),
	Series C,
[a]	4.00% due 10/1/2041 (pre-refunded 10/1/2030)	1,600,000	1,683,342
[a]	4.00% due 10/1/2041 (put 10/1/2030)	2,450,000	2,490,770
[a]	Public Finance Authority (St. John’s College), 3.00% due 10/1/2045 (put 10/1/2026)	1,535,000	1,520,464
	Public Finance Authority (United Methodist Retirement Homes, Inc. Obligated Group), Series A, 4.00% due 10/1/2033	420,000	415,816
	Racine USD, Series B, 4.125% due 4/1/2025	1,500,000	1,500,000
[a]	Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group), Series B1, 5.00% due 8/15/2054 (put 7/1/2027)	375,000	383,297
[a]	Wisconsin Health & Educational Facilities Authority (Fort Healthcare, Inc. Obligated Group), Series B, 5.00% due 10/1/2054 (put 10/3/2034)	2,970,000	3,236,638
[a]	Wisconsin Housing & EDA (East National LLC), Series J, 5.00% due 8/1/2058 (put 8/1/2026)	2,000,000	2,054,774
[a]	Wisconsin Housing & EDA (East Washington Apartments LLC), Series I, 5.00% due 11/1/2058 (put 2/1/2027)	2,250,000	2,333,441
	Wisconsin Housing & EDA Home Ownership Revenue (FHLMC, FNMA, GNMA) (Green Bond), Series B, 3.90% due 9/1/2033	1,815,000	1,800,384
[a]	Wisconsin Housing & EDA Housing Revenue (HUD), Series B, 3.75% due 5/1/2054 (put 11/1/2026)	2,430,000	2,431,079
[a]	Wisconsin Housing (Flats at Bishops Woods LP) EDA, Series F, 5.00% due 12/1/2027 (put 12/1/2026)	1,000,000	1,029,401
	TOTAL LONG-TERM MUNICIPAL BONDS — 95.4% (Cost $2,131,674,641)		2,166,297,262

See notes to financial statements.	Semi-Annual Financial Statements | 221

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund  |  March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

	SHORT-TERM INVESTMENTS — 3.9%
	MUNICIPAL BONDS — 3.9%

	ARIZONA — 0.1%
[a]	Arizona (Banner Health Obligated Group; LOC Bank of America NA) HFA, Series C, 3.55% due 1/1/2046 (put 4/1/2025)	$1,050,000	$1,050,000
	COLORADO — 0.3%
[a]	Colorado (Children’s Hospital Colorado Obligated Group; LOC TD Bank NA) HFA, Series A, 3.55% due 12/1/2052 (put 4/1/2025)	520,000	520,000
[a]	Colorado Educational & Cultural Facilities Authority (Michael Ann Russell Jewish Community Center, Inc.; LOC TD Bank NA), Series B-5, 3.55% due 1/1/2039 (put 4/1/2025)	5,900,000	5,900,000
	FLORIDA — 0.1%
[a]	City of Gainesville Utilities System Revenue (SPA Truist Bank), Series B, 3.55% due 10/1/2042 (put 4/1/2025)	2,180,000	2,180,000
	ILLINOIS — 0.0%
[a]	Phoenix Realty Special Account-U LP (LOC Northern Trust Co.), 3.44% due 4/1/2025 (put 4/7/2025)	1,000,000	1,000,000
	IOWA — 0.4%
[a]	Iowa Finance Authority (Iowa Health System Obligated Group; LOC JP Morgan Chase Bank NA), Series E, 3.25% due 2/15/2041 (put 4/1/2025)	9,170,000	9,170,000
	MISSISSIPPI — 0.2%
[a]	Mississippi Business Finance Corp. (Chevron USA, Inc.; Guaranty: Chevron Corp.), Series G, 3.60% due 11/1/2035 (put 4/1/2025)	3,590,000	3,590,000
	NEW MEXICO — 0.6%
[a]	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group; SPA JP Morgan Chase Bank NA), Series B, 3.55% due 8/1/2034 (put 4/1/2025)	14,000,000	14,000,000
	NEW YORK — 2.1%
[a]	City of New York (SPA Barclays Bank plc) GO, Series B-5, 3.60% due 10/1/2046 (put 4/1/2025)	2,720,000	2,720,000
[a]	City of New York (SPA JP Morgan Chase Bank NA) GO, Series F-6, 3.55% due 6/1/2044 (put 4/1/2025)	9,910,000	9,910,000
	Metropolitan Transportation Authority (LOC Barclays Bank plc),
[a]	Series 2012G-1, 3.60% due 11/1/2032 (put 4/1/2025)	2,015,000	2,015,000
[a]	Series E 1, 3.60% due 11/15/2050 (put 4/1/2025)	400,000	400,000
	New York City Municipal Water Finance Authority (New York City Water & Sewer System; SPA JP Morgan Chase Bank NA),
[a]	[BeginL2][EndL2]3.55% due 6/15/2043 - 6/15/2044 (put 4/1/2025)	6,040,000	6,040,000
[a]	Series AA-1, 3.55% due 6/15/2050 (put 4/1/2025)	1,640,000	1,640,000
[a]	Series AA-2, 3.55% due 6/15/2050 (put 4/1/2025)	2,500,000	2,500,000
[a]	New York City Municipal Water Finance Authority (New York City Water & Sewer System; SPA Mizuho Bank Ltd.), Series AA-6, 3.50% due 6/15/2048 (put 4/1/2025)	1,800,000	1,800,000
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA Barclays Bank plc), Series B3, 3.60% due 11/1/2042 (put 4/1/2025)	7,060,000	7,060,000
	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JP Morgan Chase Bank NA),
[a]	Series A4, 3.55% due 8/1/2039 (put 4/1/2025)	5,250,000	5,250,000
[a]	Series C4, 3.55% due 11/1/2036 (put 4/1/2025)	5,000,000	5,000,000
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA Mizuho Bank Ltd.), Series A-4, 3.80% due 8/1/2043 (put 4/1/2025)	3,515,000	3,515,000
	OHIO — 0.1%
[a]	Ohio Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group; SPA Barclays Bank plc), 3.55% due 1/1/2043 (put 4/1/2025)	2,450,000	2,450,000
	TOTAL MUNICIPAL BONDS — 3.9% (Cost $87,710,000)		87,710,000

	MUTUAL FUND — 0.0%
[d]	State Street Institutional Treasury Money Market Fund, Premier Class, 4.24%	2,652	2,652
	TOTAL MUTUAL FUND — 0.0% (Cost $2,652)		2,652
	TOTAL SHORT-TERM INVESTMENTS — 3.9% (Cost $87,712,652)		87,712,652

	TOTAL INVESTMENTS — 99.3% (Cost $2,219,387,293)		$2,254,009,914

	OTHER ASSETS LESS LIABILITIES — 0.7%		16,716,189

	NET ASSETS — 100.0%		$2,270,726,103

222 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund  |  March 31, 2025 (Unaudited)

Footnote Legend

a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on March 31, 2025.
b	When-issued security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $7,856,634, representing 0.35% of the Fund’s net assets.
d	Rate represents the money market fund annualized seven-day yield at March 31, 2025.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Assured Guaranty Corp.	HFFA	Health Facilities Financing Authority
AGM	Insured by Assured Guaranty Municipal Corp.	HUD	Insured by Housing and Urban Development
AMT	Alternative Minimum Tax	IDA	Industrial Development Authority/Agency
BAM	Insured by Build America Mutual Insurance Co.	IDB	Industrial Development Board
COP	Certificates of Participation	ISD	Independent School District
DFA	Development Finance Authority/Agency	JEA	Jacksonville Electric Authority
EDA	Economic Development Authority	LOC	Letter of Credit
EDFA	Economic Development Financing Authority	Mtg	Mortgage
ETM	Escrowed to Maturity	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
FHA	Insured by Federal Housing Administration		Index
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.	NMFA	New Mexico Finance Authority
FNMA	Collateralized by Federal National Mortgage Association	NPFG	Insured by National Public Finance Guarantee Corp.
GNMA	Collateralized by Government National Mortgage Association	PSF-GTD	Guaranteed by Permanent School Fund
GO	General Obligation	SOFR	Secured Overnight Financing Rate
GRT	Gross Receipts Tax	SPA	Stand-by Purchase Agreement
HDA	Housing Development Authority	USD	Unified School District
HFA	Health Facilities Authority

See notes to financial statements.	Semi-Annual Financial Statements | 223

Schedule of Investments

Thornburg Intermediate Municipal Fund   |   March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

	LONG-TERM MUNICIPAL BONDS — 92.8%

	ALABAMA — 5.1%
[a]	Black Belt Energy Gas District (Guaranty: BP plc), Series D, 5.00% due 3/1/2055 (put 11/1/2034)	$2,500,000	$2,676,100
[a]	Black Belt Energy Gas District (Guaranty: Morgan Stanley Group), Series C-1, 5.25% due 2/1/2053 (put 6/1/2029)	4,000,000	4,196,964
[a]	Black Belt Energy Gas District (Guaranty: Royal Bank of Canada), Series B, 5.25% due 12/1/2053 (put 12/1/2030)	1,375,000	1,467,389
[a]	Chatom (PowerSouth Energy Cooperative; SPA National Rural Utilities Cooperative Finance) IDB, Series A, 3.80% due 8/1/2037 (put 8/1/2025)	3,250,000	3,223,184
[a]	Energy Southeast A Cooperative District (Guaranty: Morgan Stanley Group), Series B, 5.25% due 7/1/2054 (put 6/1/2032)	3,110,000	3,321,384
	Homewood Educational Building Authority (CHF - Horizons I LLC), Series A, 5.50% due 10/1/2042 - 10/1/2044	3,195,000	3,292,354
[a]	Southeast Alabama Gas Supply District (Guaranty: Morgan Stanley Group), 5.00% due 6/1/2049 (put 5/1/2032)	4,750,000	4,990,208
[a]	Southeast Alabama Gas Supply District (Guaranty: Pacific Life Insurance Co.), Series A, 5.00% due 8/1/2054 (put 4/1/2032)	5,000,000	5,290,125
[a]	Southeast Energy Authority A Cooperative District, Series B, 5.00% due 1/1/2054 (put 6/1/2030)	5,000,000	5,246,230
	Southeast Energy Authority A Cooperative District (Guaranty: Deutsche Bank AG), Series A, 5.00% due 11/1/2035	6,080,000	6,192,109
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Morgan Stanley Group), Series A-1, 5.50% due 1/1/2053 (put 12/1/2029)	6,000,000	6,343,128
	UAB Medicine Finance Authority (UAB Medicine Obligated Group), Series B, 5.00% due 9/1/2034	5,430,000	5,528,234
	ALASKA — 0.1%
	State of Alaska International Airports System AMT, Series C, 5.00% due 10/1/2029	750,000	792,793
	ARIZONA — 1.4%
[a]	Chandler (Intel Corp.) IDA AMT, 4.00% due 6/1/2049 (put 6/1/2029)	5,775,000	5,778,609
	City of Phoenix Civic Improvement Corp. (Phoenix Airport Revenue) AMT, Series A, 5.00% due 7/1/2031 - 7/1/2042	3,950,000	4,018,804
	County of Pima (GNMA) IDA, Series C, 4.60% due 7/1/2044	725,000	713,410
	Maricopa County & Phoenix (GNMA) IDA, Series A, 4.55% due 9/1/2045	1,250,000	1,220,075
	Salt River Project Agricultural Improvement & Power District, Series A, 4.00% due 1/1/2038	1,475,000	1,461,209
	Salt Verde Financial Corp. (Gas Supply Acquisition; Guaranty: Citigroup, Inc.), 5.25% due 12/1/2028	770,000	808,720
	Yavapai County (Waste Management, Inc.) IDA AMT, 1.30% due 6/1/2027	750,000	702,545
	ARKANSAS — 0.1%
	County of Pulaski (Arkansas Children’s Hospital), 5.00% due 3/1/2042 - 3/1/2043	1,000,000	1,057,663
	CALIFORNIA — 5.5%
	California (Adventist Health System/West) HFFA, Series A, 5.00% due 3/1/2026	2,815,000	2,816,551
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 8/15/2032 - 8/15/2033	950,000	971,110
[a]	California Community Choice Financing Authority (Guaranty: Deutsche Bank AG) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	3,250,000	3,400,306
	California Infrastructure & Economic Development Bank (King City Joint Union High School District), 5.75% due 8/15/2029	1,500,000	1,501,649
[a]	California Municipal Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT, Series A, 4.25% due 12/1/2044 (put 12/1/2025)	8,000,000	7,997,830
[a,b]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, 3.70% due 7/1/2043 (put 8/15/2025)	1,000,000	997,907
[a]	California Pollution Control Financing Authority (Waste Management, Inc.) AMT, Series A, 4.25% due 11/1/2038 (put 7/2/2029)	2,000,000	2,033,374
[a]	Central Valley Energy Authority (Guaranty: Pacific Life Insurance Co.), 5.00% due 12/1/2055 (put 8/1/2035)	8,000,000	8,700,304
[c]	City of Los Angeles Department of Airports (Green Bond) AMT, Series A, 5.25% due 5/15/2045	4,000,000	4,179,708
	City of Los Angeles Department of Airports AMT,
	Series A, 4.75% due 5/15/2040	1,500,000	1,501,125
	Series B, 5.00% due 5/15/2034	1,750,000	1,765,687
	Series C, 5.00% due 5/15/2033 - 5/15/2036	3,000,000	3,141,322
	Series D, 5.00% due 5/15/2041	4,000,000	4,001,552
	City of San Mateo (City of San Mateo Community Facilities District No. 2008-1) (BAM), 5.25% due 9/1/2040	5,000,000	5,387,820
	Delano Financing Authority (City of Delano Police Station & Woollomes Avenue Bridge), Series A, 5.00% due 12/1/2025	685,000	686,003
	Franklin-McKinley School District (NPFG) GO, 5.25% due 8/1/2027	1,000,000	1,059,715
	Fresno (Educational Facilities & Improvements) (NPFG) USD GO, Series A, 6.00% due 8/1/2026	165,000	169,612
	M-S-R Energy Authority (Guaranty: Citigroup Global Markets), Series B, 6.125% due 11/1/2029	1,865,000	1,978,247
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2032 - 8/1/2034 (pre-refunded 8/1/2025)	3,000,000	3,023,539
[a]	San Joaquin Valley Clean Energy Authority (Guaranty: Goldman Sachs Group, Inc.) (Green Bond), Series A, 5.50% due 1/1/2056 (put 7/1/2035)	945,000	1,050,146
	COLORADO — 1.0%
	City & County of Denver Airport System Revenue AMT, Series A, 5.00% due 11/15/2041 - 12/1/2043	3,660,000	3,723,974
	Colorado (CommonSpirit Health Obligated Group) HFA,
	5.00% due 11/1/2041	1,500,000	1,564,672
	Series A-2, 5.00% due 8/1/2038	1,000,000	1,031,253
	Colorado Housing & Finance Authority (Fitz Affordable Owner LLC) (FNMA) (Green Bond), Series A, 4.48% due 3/1/2044	2,000,000	1,918,286
	Colorado School of Mines (AGM) (Green Bond), Series A, 5.00% due 12/1/2039 - 12/1/2043	1,310,000	1,397,276
	Denver City & County Housing Authority (Three Towers Rehabilitation) (AGM) AMT, 5.20% due 11/1/2027	865,000	865,569

224 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Intermediate Municipal Fund  |  March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	CONNECTICUT — 2.8%
	City of Hartford (Various Public Improvements) (AGM) GO, Series A, 5.00% due 7/1/2031	$1,700,000	$1,706,030
	City of New Haven (BAM) GO, 5.25% due 8/1/2043	1,900,000	2,047,695
	Connecticut Housing Finance Authority (Green Bond), Series F-1, 4.60% due 11/15/2044	5,000,000	5,019,235
	State of Connecticut (Various Capital Projects) GO, Series B, 5.00% due 5/15/2027	1,000,000	1,023,724
	State of Connecticut GO,
	Series A, 5.00% due 4/15/2033 - 4/15/2035	12,415,000	13,003,357
	Series C, 5.00% due 6/15/2028 - 6/15/2029	1,890,000	2,008,615
	Series E, 5.00% due 9/15/2033	2,650,000	2,803,991
	Waterbury Housing Authority (Laurel Estates Preservation LLC) (HUD, FHLMC), Series 2025A, 4.50% due 2/1/2042	1,500,000	1,490,395
	DELAWARE — 0.1%
	Delaware State Housing Authority (FHLMC, FNMA, GNMA), Series C, 4.45% due 7/1/2044	990,000	972,263
	DISTRICT OF COLUMBIA — 0.3%
	District of Columbia Housing Finance Agency (BCP II LLC) (FNMA) (Green Bond), Series A, 4.875% due 9/1/2045	1,000,000	990,523
	Metropolitan Washington Airports Authority Aviation Revenue AMT, Series A, 4.00% due 10/1/2041	1,750,000	1,615,740
	FLORIDA — 3.4%
	Broward County School Board (Educational Facilities) COP, Series B, 5.00% due 7/1/2032	200,000	200,734
	City of Lakeland (Electric Power System Smart Grid Project), 5.25% due 10/1/2036	2,770,000	3,106,225
	City of Lakeland (Electric Power System Smart Grid Project) (AGM), 5.25% due 10/1/2027	3,680,000	3,892,998
	County of Broward (Airport System Improvements) AMT, 5.00% due 10/1/2037	1,000,000	1,004,256
	County of Broward Airport System Revenue AMT, 5.00% due 10/1/2042	2,850,000	2,856,244
	County of Broward Port Facilities Revenue AMT,
	5.00% due 9/1/2037 - 9/1/2041	2,050,000	2,133,632
	Series B, 4.00% due 9/1/2039	1,500,000	1,398,211
	County of Miami-Dade, Series A, 5.00% due 4/1/2043	500,000	525,765
	County of Miami-Dade Aviation Revenue AMT,
	Series A, 5.00% due 10/1/2038	370,000	375,332
	Series B, 5.00% due 10/1/2040	5,500,000	5,543,818
	County of Miami-Dade Seaport Department AMT, Series A, 5.00% due 10/1/2041 - 10/1/2042	3,050,000	3,147,960
	Miami-Dade County (Nicklaus Children’s Hospital) HFA, 5.00% due 8/1/2036 - 8/1/2037	1,385,000	1,410,009
	Miami-Dade County Housing Finance Authority (RGC Phase I LLC) (FNMA, HUD), Series A, 4.88% due 3/1/2046	1,300,000	1,303,817
	Orange County (Presbyterian Retirement Communities Inc Obligated Group) HFA, 5.00% due 8/1/2040	1,750,000	1,752,562
	Orange County Convention Center (Tourist Development), Series A, 5.00% due 10/1/2031	2,000,000	2,051,430
	Palm Beach County (Jupiter Medical Center Obligated Group) HFA, Series A, 5.00% due 11/1/2040 - 11/1/2041	715,000	723,881
	Palm Beach County Housing Finance Authority (Lake Worth Towers Preservation LP) (FNMA), 4.85% due 6/1/2041	1,329,560	1,372,142
	School District of Manatee County (School Facilities Improvement) (AGM), 5.00% due 10/1/2032	2,250,000	2,317,005
	GEORGIA — 4.6%
	Georgia Housing & Finance Authority, Series B, 5.05% due 12/1/2043	1,060,000	1,102,362
	Main Street Natural Gas, Inc. (Guaranty: Citigroup, Inc.),
[a]	Series C, 5.00% due 12/1/2054 (put 12/1/2031)	3,435,000	3,626,549
[a]	Series D, 5.00% due 5/1/2054 (put 12/1/2030)	5,000,000	5,259,165
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2034 - 5/15/2043	15,410,000	16,215,073
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
[a]	Series A, 5.00% due 5/1/2054 (put 9/1/2031)	7,840,000	8,314,038
[a]	Series B, 5.00% due 7/1/2053 (put 3/1/2030)	2,000,000	2,100,904
[a]	Series E-1, 5.00% due 12/1/2053 (put 6/1/2031)	8,000,000	8,461,896
	Municipal Electric Authority of Georgia, Series A, 5.00% due 1/1/2034	2,295,000	2,411,106
	IDAHO — 0.5%
	Idaho Housing & Finance Association (FHLMC, FNMA, GNMA),
	Series A, 4.45% due 1/1/2044	1,915,000	1,836,192
	Series C, 4.65% due 7/1/2043	3,370,000	3,416,334
	ILLINOIS — 12.3%
	Chicago Board of Education Dedicated Capital Improvement Tax, 5.50% due 4/1/2042 - 4/1/2043	2,375,000	2,503,438
	Chicago O’Hare International Airport, Series C, 5.00% due 1/1/2038	2,920,000	2,944,855
	Chicago O’Hare International Airport (2017 Airport Projects), Series B, 5.00% due 1/1/2035	4,400,000	4,494,050
	Chicago O’Hare International Airport AMT, Series A, 5.00% due 1/1/2038	1,000,000	1,016,073
	City of Chicago (Chicago O’Hare International Airport Customer Facility Charge Revenue) (BAM), 5.25% due 1/1/2043	1,500,000	1,610,299
[c]	City of Chicago (FNMA), Series A, 4.875% due 6/1/2043	2,175,000	2,185,683
	City of Chicago (Water System) (AGM), Series 2017-2, 5.00% due 11/1/2036 - 11/1/2037	5,500,000	5,646,832
	City of Chicago (Water System) (BHAC, AMBAC), 5.75% due 11/1/2030	955,000	1,023,257

See notes to financial statements.	Semi-Annual Financial Statements | 225

Schedule of Investments, Continued

Thornburg Intermediate Municipal Fund   |  March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	City of Chicago GO,
	Series A,
	5.625% due 1/1/2031	$1,585,000	$1,624,579
	6.00% due 1/1/2038	7,500,000	7,691,400
	City of Joliet (Rock Run Crossing Project) (BAM) GO, 5.50% due 12/15/2042	2,750,000	2,975,786
	Cook County Community College District No. 508 (City Colleges of Chicago) (BAM) GO, 5.00% due 12/1/2043	1,650,000	1,733,102
	County of Cook Sales Tax Revenue,
	5.00% due 11/15/2038	435,000	445,018
	Series A, 5.00% due 11/15/2036 - 11/15/2038	3,160,000	3,337,296
	Illinois (FHLMC, FNMA, GNMA) HDA (Green Bond),
[c]	Series A, 4.75% due 10/1/2045	2,700,000	2,672,984
	Series C, 4.70% due 10/1/2044	1,000,000	986,589
	Series I, 4.45% due 10/1/2044	4,000,000	3,832,140
	Series K, 5.25% due 10/1/2043	2,000,000	2,079,898
	Illinois Finance Authority (Ascension Health Credit Group),
	Series C,
	4.00% due 2/15/2033	800,000	802,495
	5.00% due 2/15/2041	1,305,000	1,315,162
	Illinois Finance Authority (Carle Foundation Obligated Group), Series A, 5.00% due 8/15/2034	1,700,000	1,848,155
	Illinois Finance Authority (Silver Cross Hospital & Medical Centers), Series C, 5.00% due 8/15/2035	1,500,000	1,502,780
	Monroe & St. Clair Counties Community Unit School District No. 5 (BAM) GO, 5.00% due 4/15/2027 - 4/15/2031	4,655,000	4,732,478
	Moultrie Shelby & Coles Counties Community Unit School District No. 300 (BAM) GO, 5.00% due 12/1/2043	1,000,000	1,020,222
	Regional Transportation Authority (AGM), Series A, 5.75% due 6/1/2034	1,400,000	1,599,263
	Rock Island County School District No. 41 Milan (AGC) GO, Series A, 5.00% due 1/1/2044	415,000	435,560
	Sales Tax Securitization Corp.,
	Series A,
	4.00% due 1/1/2038	2,000,000	1,949,792
	5.00% due 1/1/2029 - 1/1/2040	5,550,000	5,725,443
	Sales Tax Securitization Corp. (BAM), Series A, 5.00% due 1/1/2038	3,075,000	3,153,981
	Sales Tax Securitization Corp. (Green Bond), Series A, 5.00% due 1/1/2044	1,000,000	1,032,420
	Southern Illinois University (BAM),
	Series A,
	4.00% due 4/1/2035	600,000	591,273
	5.00% due 4/1/2037 - 4/1/2042	2,040,000	2,163,479
	State of Illinois (BAM) GO, 4.00% due 6/1/2041	1,280,000	1,207,649
	State of Illinois GO,
	5.50% due 5/1/2039	1,500,000	1,592,052
	Series A, 5.00% due 12/1/2034 - 5/1/2040	12,810,000	13,332,789
	Series B,
	4.00% due 11/1/2038	2,170,000	2,068,216
	5.25% due 5/1/2043	3,500,000	3,674,009
	Series C,
	4.00% due 10/1/2041	1,585,000	1,475,621
	5.00% due 12/1/2043	5,000,000	5,173,770
	Series D, 5.00% due 11/1/2027 - 11/1/2028	4,250,000	4,418,910
	State of Illinois Sales Tax Revenue, Series B, 5.00% due 6/15/2030 - 6/15/2032	12,165,000	12,753,049
	Will County School District No. 114 Manhattan (BAM) GO,
	5.25% due 1/1/2040 - 1/1/2041	1,000,000	1,069,821
	5.50% due 1/1/2043	2,000,000	2,152,208
	INDIANA — 3.1%
	Brownsburg 1999 School Building Corp. (Brownsburg Community School Corp.) (State Intercept), 5.00% due 1/15/2042	1,000,000	1,049,790
[a]	City of Mount Vernon (Southern Indiana Gas & Electric Co.) AMT, 4.25% due 9/1/2055 (put 9/1/2028)	2,000,000	2,030,828
[a]	City of Whiting (BP Products North America, Inc.; Guaranty: BP plc) AMT, Series A, 5.00% due 12/1/2044 (put 6/5/2026)	1,305,000	1,321,819
	Indiana (Ascension Health Credit Group) HFFA, Series 2001-A-1, 5.00% due 11/15/2036	4,000,000	4,029,588
	Indiana Finance Authority (CWA Authority, Inc.), Series A, 5.00% due 10/1/2035	500,000	551,758
	Indiana Finance Authority (Ohio Valley Electric Corp.), Series A, 4.25% due 11/1/2030	8,000,000	8,174,144
	Indiana Finance Authority (Reid Hospital & Health Care Services, Inc. Obligated Group) (AGM), 5.00% due 1/1/2042	1,000,000	1,023,436
[a]	Indiana Finance Authority (Republic Services, Inc.) AMT, 3.85% due 5/1/2028 (put 6/2/2025)	1,000,000	993,820
	Indiana Finance Authority (Southern Indiana Gas & Electric Co.) AMT,
[a]	Series A, 4.00% due 3/1/2038 (put 8/1/2028)	1,500,000	1,504,830
[a]	Series B, 4.00% due 5/1/2043 (put 8/1/2028)	2,500,000	2,517,895
	Indiana Housing & Community Development Authority (FHLMC, FNMA, GNMA) (Green Bond), Series B1, 4.65% due 7/1/2044	2,000,000	2,003,272
	Indiana Municipal Power Agency, Series C, 5.00% due 1/1/2036	1,000,000	1,015,984

226 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Intermediate Municipal Fund   |   March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	IPS Multi-School Building Corp. (Indianapolis Board of School Commissioners) (State Intercept) (Green Bond), 5.50% due 7/15/2042	$1,000,000	$1,084,900
	Mount Vernon of Hancock County Multi-School Building Corp. (State Intercept), 5.50% due 1/15/2042	1,000,000	1,078,042
	Noblesville Redevelopment Authority, 5.50% due 7/15/2041	1,000,000	1,077,744
	Silver Creek School Building Corp. (State Intercept), 5.25% due 1/15/2042	2,000,000	2,134,450
	IOWA — 1.6%
[a]	Iowa Finance Authority (Iowa Fertilizer Co. LLC; Guaranty: OCI NV), 5.00% due 12/1/2050 (pre-refunded 12/1/2032)	3,000,000	3,371,100
	Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group), Series 2024 A&B, 5.00% due 5/15/2044	3,055,000	3,057,230
	Iowa Finance Authority (UnityPoint Health), Series C, 5.00% due 2/15/2030 - 2/15/2032	4,100,000	4,105,793
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	5,350,000	5,448,611
	KENTUCKY — 3.3%
[a]	County of Trimble (Louisville Gas & Electric Co.) AMT, Series A, 4.70% due 6/1/2054 (put 6/1/2027)	1,250,000	1,262,439
	Kentucky (Baptist Healthcare System Obligated Group) EDFA, Series B, 5.00% due 8/15/2041	5,000,000	5,036,185
	Kentucky Housing Corp. (FHLMC, FNMA, GNMA), Series A, 4.35% due 7/1/2044	1,500,000	1,442,046
[a]	Kentucky Public Energy Authority (Guaranty: BP Corp. North America, Inc.), Series B, 5.00% due 1/1/2055 (put 8/1/2032)	8,000,000	8,502,192
	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group),
	Series A-1,
[a]	4.00% due 8/1/2052 (put 8/1/2030)	1,220,000	1,216,680
[a]	5.25% due 4/1/2054 (put 2/1/2032)	10,000,000	10,724,200
	Kentucky State Property & Building Commission,
	Series A,
	4.00% due 11/1/2035	1,000,000	1,008,611
	5.25% due 6/1/2039	3,000,000	3,263,292
	Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group), Series A, 4.00% due 10/1/2036	1,800,000	1,736,991
	LOUISIANA — 0.6%
	Jefferson Sales Tax District (AGM), Series B, 5.00% due 12/1/2034	1,000,000	1,035,697
	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group),
	5.00% due 5/15/2036	1,000,000	1,012,201
	Series A, 5.00% due 5/15/2035 - 5/15/2037	1,925,000	2,018,299
[c]	West Baton Rouge Parish School Board (AGC), 5.25% due 3/1/2045	1,885,000	1,983,433
	MAINE — 0.1%
	Maine Health & Higher Educational Facilities Authority (AGM), Series A, 5.00% due 7/1/2041 - 7/1/2043	625,000	663,875
	MARYLAND — 0.2%
	State of Maryland Department of Transportation (Maryland Aviation Administration) AMT, Series B, 5.00% due 8/1/2036	2,000,000	2,084,622
	MASSACHUSETTS — 0.5%
[b]	Massachusetts (GingerCare Living, Inc. Obligated Group) DFA, Series 2024B-1, 5.25% due 12/1/2030	3,900,000	3,907,800
	Massachusetts Bay Transportation Authority Assessment Revenue (Transportation Capital Program), Series A, 5.25% due 7/1/2030	1,000,000	1,106,872
	MICHIGAN — 1.6%
	Detroit City School District (School Building & Site Improvement) (AGM, Q-SBLF) GO, Series A, 5.25% due 5/1/2026	3,150,000	3,232,206
	Detroit City School District (School Building & Site) (AGM, Q-SBLF) GO, Series A, 5.25% due 5/1/2027	1,100,000	1,152,407
	Kalamazoo Hospital Finance Authority (Bronson Health Care Group Obligated Group), 4.00% due 5/15/2036	1,985,000	1,916,946
	Kalamazoo Hospital Finance Authority (Bronson Healthcare), Series A, 5.25% due 5/15/2026	75,000	75,124
	Michigan Finance Authority (BHSH System Obligated Group), Series A, 5.00% due 4/15/2036	2,000,000	2,169,432
	Michigan Finance Authority (Government Loan Program), Series F, 5.00% due 4/1/2026	350,000	350,539
	Michigan Finance Authority (Henry Ford Health System Obligated Group), 4.00% due 11/15/2035	450,000	440,600
	Michigan Finance Authority (Trinity Health Corp. Obligated Group),
	Series 2016-MI, 5.00% due 12/1/2045	1,100,000	1,100,650
	Series A-MI, 4.00% due 12/1/2036	3,195,000	3,101,214
	Michigan HDA, Series B, 2.95% due 12/1/2039	2,000,000	1,637,518
	Wayne County Airport Authority (AGM) AMT, Series B, 5.50% due 12/1/2043	675,000	724,971
	MINNESOTA — 0.6%
	City of Coon Rapids (Mississippi View Housing Partners LP) (FNMA), Series M, 5.60% due 12/1/2039	1,491,347	1,572,646
	Duluth Multifamily Tax-Exempt Mtg (Steele Pennel Park LLC) HDA, Series 2024-08FN Class PT, 4.50% due 8/1/2041	4,581,902	4,515,612
	MISSISSIPPI — 0.9%
[a]	County of Warren (International Paper Co.), Series A, 1.375% due 5/1/2034 (put 6/16/2025)	1,625,000	1,616,646
	Mississippi Development Bank (Jackson Public School District) (BAM), 5.25% due 10/1/2037 - 10/1/2038	5,250,000	5,521,164
	Mississippi Home Corp. (FHLMC, FNMA, GNMA), Series E, 4.45% due 12/1/2044	2,000,000	1,938,502
	MISSOURI — 0.5%
	Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group), Series A, 5.25% due 2/1/2044	700,000	722,048
[c]	Missouri Housing Development Commission (FHLMC, FNMA, GNMA), Series C, 4.85% due 11/1/2045	4,000,000	4,015,952
	MONTANA — 0.2%
	Montana Board of Housing, Series B, 4.80% due 12/1/2043	2,000,000	2,029,382

See notes to financial statements.	Semi-Annual Financial Statements | 227

Schedule of Investments, Continued

Thornburg Intermediate Municipal Fund  |  March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	NEBRASKA — 0.5%
[a]	Central Plains Energy Project (Guaranty: Bank of Montreal), Series A, 5.00% due 5/1/2054 (put 11/1/2029)	$2,000,000	$2,090,546
	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.),
[a]	Series 1, 5.00% due 5/1/2053 (put 10/1/2029)	500,000	520,891
	Series A, 5.00% due 9/1/2031	1,000,000	1,063,136
	Nebraska Investment Finance Authority (FHLMC, FNMA, GNMA) (Green Bond), Series A, 4.50% due 9/1/2045	1,000,000	967,621
	NEVADA — 0.4%
	Carson City (Carson Tahoe Regional Healthcare), Series A, 5.00% due 9/1/2037	1,060,000	1,080,596
	City of Las Vegas Special Improvement District No. 814 (Summerlin Village 21 & 24A), 4.00% due 6/1/2039 - 6/1/2044	1,005,000	854,769
[a]	County of Washoe (Sierra Pacific Power Co.) AMT, Series F, 4.125% due 3/1/2036 (put 10/1/2029)	1,000,000	1,010,380
	Reno-Tahoe Airport Authority AMT, Series A, 5.25% due 7/1/2044	1,000,000	1,036,551
	NEW JERSEY — 3.7%
	New Jersey (New Jersey Transit Corp.) EDA, Series A, 5.25% due 11/1/2042	4,000,000	4,265,600
	New Jersey (School Facilities Construction) (AMBAC) EDA, Series N1, 5.50% due 9/1/2026	3,000,000	3,107,637
	New Jersey (School Facilities Construction) (NPFG) EDA, Series N1, 5.50% due 9/1/2027	1,700,000	1,799,336
	New Jersey (State of New Jersey Department of the Treasury) EDA, Series EEE, 5.00% due 6/15/2043	545,000	557,144
	New Jersey Health Care Facilities Financing Authority (Virtua Health Obligated Group), 5.00% due 7/1/2027 - 7/1/2028	2,815,000	2,819,468
	New Jersey Higher Education Student Assistance Authority AMT,
	Series A, 5.00% due 12/1/2032	1,500,000	1,583,454
	Series B, 5.00% due 12/1/2032	750,000	791,609
	New Jersey Transportation Trust Fund Authority,
	Series A, 5.00% due 12/15/2032 - 12/15/2035	5,300,000	5,512,594
	Series AA,
	5.00% due 6/15/2035 - 6/15/2040	1,800,000	1,905,389
	5.25% due 6/15/2043	3,100,000	3,202,359
	Series BB1, 5.00% due 6/15/2034	2,000,000	2,094,448
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements), Series A, 5.00% due 6/15/2031	1,000,000	1,015,993
	New Jersey Transportation Trust Fund Authority (Transportation Program Bonds),
	Series AA, 5.00% due 6/15/2038	3,500,000	3,629,185
	Series CC, 5.00% due 6/15/2042	3,750,000	3,935,021
	New Jersey Transportation Trust Fund Authority (Transportation System), Series A, 5.00% due 12/15/2034 - 12/15/2039	2,000,000	2,082,516
	NEW MEXICO — 1.6%
	Albuquerque Municipal School District No. 12 (State Aid Withholding) GO, Series A, 5.00% due 8/1/2035	500,000	539,291
[a]	City of Farmington (Public Service Co. of New Mexico), Series E, 3.875% due 6/1/2040 (put 6/1/2029)	2,055,000	2,059,988
	City of Santa Fe (El Castillo Retirement Residences Obligated Group), 4.50% due 5/15/2027	1,000,000	1,000,126
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group),
	Series A, 5.00% due 7/1/2033	360,000	358,556
	Series LA, 5.00% due 7/1/2032	575,000	574,381
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group), Series A, 5.00% due 8/1/2036 -
	8/1/2037	1,955,000	2,044,376
	New Mexico Institute of Mining & Technology (Campus Buildings Acquisition & Improvements) (AGM), 4.00% due 12/1/2035 - 12/1/2040	1,910,000	1,889,548
	New Mexico Mortgage Finance Authority (FHLMC, FNMA, GNMA),
	Series A Class I,
	4.50% due 9/1/2044	2,940,000	2,930,248
	4.55% due 9/1/2045	3,000,000	2,921,973
	Series E Class I, 4.45% due 9/1/2044	970,000	934,522
	Village of Los Ranchos de Albuquerque (Albuquerque Academy), 4.00% due 9/1/2040	825,000	772,062
	NEW YORK — 4.9%
	Build NYC Resource Corp. (Kipp NYC Public Charter Schools) (Green Bond), 5.00% due 7/1/2042	2,300,000	2,311,072
	City of Long Beach (BAM) GO, Series B, 5.25% due 7/15/2042	1,000,000	1,051,058
	City of New York (City Budget Financial Management) GO, Series J, 5.00% due 8/1/2030	5,000	5,007
	City of New York GO,
	Series A-1, 5.00% due 8/1/2039	500,000	522,327
	Series D-1, 5.25% due 5/1/2040 - 5/1/2041	2,500,000	2,690,059
	Dutchess County Local Development Corp. (Tompkins Terrace Housing LP) (FNMA) (Green Bond), 5.00% due 10/1/2040	3,100,000	3,278,768
	Metropolitan Transportation Authority,
	Series D, 5.00% due 11/15/2030 - 11/15/2035	8,295,000	8,517,619
	Series D-1, 5.00% due 11/15/2031	2,285,000	2,304,548
	Metropolitan Transportation Authority (Green Bond), Series A1, 5.00% due 11/15/2035 - 11/15/2036	1,820,000	1,856,882
	New York City Housing Development Corp. (CSA Preservation Partners LLC) (HUD) (Green Bond), Series A, 4.45% due 8/1/2043	1,500,000	1,432,536
	New York City Housing Development Corp. (HUD) (Green Bond), Series B-1, 5.05% due 11/1/2043	4,250,000	4,404,062

228 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Intermediate Municipal Fund  |  March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	New York City Transitional Finance Authority Future Tax Secured Revenue,
	Series A, 5.00% due 11/1/2036	$1,230,000	$1,319,200
	Series A2, 5.00% due 5/1/2039	1,000,000	1,045,095
	New York State Dormitory Authority (BAM), Series A, 5.00% due 10/1/2042	5,000,000	5,214,390
	New York State Thruway Authority (State of New York Personal Income Tax Revenue), 5.00% due 3/15/2041	1,500,000	1,598,524
	New York State Urban Development Corp. (State of New York Personal Income Tax Revenue), Series A, 5.00% due 3/15/2041 - 3/15/2042	4,300,000	4,516,434
	Port Authority of New York & New Jersey AMT,
	5.00% due 4/15/2037	1,500,000	1,517,084
	Series 207, 5.00% due 9/15/2030	1,400,000	1,456,144
	State of New York Mortgage Agency (SONYMA) (Green Bond) AMT, Series 248, 4.05% due 10/1/2031	2,035,000	2,008,555
	State of New York Mortgage Agency (SONYMA) (Green Bond) AMT , Series 253, 4.70% due 10/1/2038	970,000	950,978
	Triborough Bridge & Tunnel Authority, Series D, 5.00% due 11/15/2033	250,000	273,645
	Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue), Series A, 4.00% due 5/15/2040	1,500,000	1,479,393
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2029	250,000	258,240
	NORTH CAROLINA — 1.1%
	Charlotte-Mecklenburg Hospital Authority (Carolinas HealthCare System), Series A, 5.00% due 1/15/2028	2,190,000	2,193,491
	Greater Asheville Regional Airport Authority (AGM) AMT, 5.25% due 7/1/2042 - 7/1/2043	1,450,000	1,541,285
	Housing Authority of the City of Raleigh North Carolina (919 at Cross Link LP) (FNMA), Series A, 4.50% due 2/1/2043	2,700,000	2,537,969
	North Carolina Medical Care Commission (Penick Village Obligated Group), Series A, 5.50% due 9/1/2044	1,380,000	1,414,791
	North Carolina Medical Care Commission (Plantation Village Obligated Group), Series A, 4.00% due 1/1/2041	1,020,000	905,246
	North Carolina Medical Care Commission (Vidant Health), 5.00% due 6/1/2030 (pre-refunded 6/1/2025)	3,000,000	3,009,945
	OHIO — 1.1%
	City of Cleveland GO, 5.00% due 12/1/2026	15,000	15,026
	Cleveland-Cuyahoga County Port Authority (County Administration Offices), 5.00% due 7/1/2025	1,780,000	1,788,672
[c]	Columbus-Franklin County Finance Authority (Meadow Creek Apartments LP) (FNMA), 4.82% due 11/1/2043	1,850,000	1,862,079
	Northeast Ohio Medical University (BAM),
	5.00% due 12/1/2038 - 12/1/2041	2,420,000	2,542,645
	Series B, 4.00% due 12/1/2038 - 12/1/2042	1,860,000	1,732,776
	Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group), 5.25% due 1/1/2037	840,000	890,488
	Ohio Housing Finance Agency (FHLMC, FNMA, GNMA) (Green Bond), Series B, 4.80% due 9/1/2043	935,000	921,622
	Polaris Career Center COP, 5.00% due 11/1/2041	1,150,000	1,156,871
	OKLAHOMA — 1.1%
	Cleveland County Home Loan Authority (GNMA), Series A, 4.45% due 7/1/2044	800,000	737,774
	Clinton Public Works Authority, 5.00% due 10/1/2039	3,335,000	3,543,427
	Love County Educational Facilities Authority (Love County ISD No. 4 Thackerville), 4.75% due 9/1/2037	1,135,000	1,132,217
	Muskogee Industrial Trust (Muskogee County No. 20) ISD, 5.00% due 9/1/2025	850,000	854,857
	Oklahoma County Finance Authority (Oklahoma County ISD No. 4 Choctaw-Nicoma Park), 4.00% due 9/1/2038	5,000,000	4,888,345
	OREGON — 0.0%
	Salem Hospital Facility Authority (Capital Manor, Inc. Obligated Group), 4.00% due 5/15/2040	500,000	452,284
	PENNSYLVANIA — 6.2%
	Allegheny County Hospital Development Authority (UPMC Obligated Group), Series A, 4.00% due 7/15/2038	1,415,000	1,359,000
	City of Philadelphia (Pennsylvania Gas Works), Series 14, 5.00% due 10/1/2034	500,000	509,644
	City of Philadelphia (Philadelphia Gas Works), Series 15, 5.00% due 8/1/2042	2,500,000	2,544,755
	City of Philadelphia Airport Revenue (AGM) AMT, 4.00% due 7/1/2041	2,000,000	1,851,508
	City of Philadelphia Airport Revenue AMT,
	Series B, 5.00% due 7/1/2033 - 7/1/2037	2,250,000	2,288,194
	Series C, 5.00% due 7/1/2032	1,380,000	1,461,424
	City of Pittsburgh (Capital Projects) GO, 5.00% due 9/1/2035 - 9/1/2036	1,215,000	1,258,724
	County of Luzerne (AGM) GO, Series A, 5.00% due 11/15/2029	3,000,000	3,033,744
	Luzerne County (AGM) IDA GO, 5.00% due 12/15/2025	545,000	553,098
	Monroeville Financing Authority (University of Pittsburgh Medical Center), 5.00% due 2/15/2026	3,490,000	3,549,885
[a]	Montgomery County (Constellation Energy Generation LLC) IDA AMT, Series C, 4.45% due 10/1/2034 (put 4/3/2028)	1,000,000	1,019,251
	Pennsylvania (Pennsylvania Department of Transportation) EDFA AMT, 5.50% due 6/30/2043	6,000,000	6,315,438
	Pennsylvania (Presbyterian Homes Obligated Group) EDFA, Series B-2, 5.00% due 7/1/2042	1,250,000	1,282,818
[a]	Pennsylvania (Republic Services, Inc.) EDFA AMT, Series B-1, 4.15% due 4/1/2049 (put 4/15/2025)	2,750,000	2,749,095
	Pennsylvania (UPMC Obligated Group) EDFA,
	Series A,
	4.00% due 10/15/2037	1,000,000	977,761
	5.00% due 2/15/2036	1,000,000	1,068,212
[a]	Pennsylvania (Waste Management, Inc.; Guaranty: Waste Management Holdings) EDFA AMT, Series A, 4.25% due 8/1/2038 (put 8/1/2025)	10,000,000	10,024,670
	Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group), Series A, 4.00% due 8/15/2042	1,000,000	932,384

See notes to financial statements.	Semi-Annual Financial Statements | 229

Schedule of Investments, Continued

Thornburg Intermediate Municipal Fund  |  March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Pennsylvania Housing Finance Agency (Cambridge Community Partners LP) (FNMA, HUD) (Green Bond), Series A, 5.55% due 11/1/2042	$1,100,000	$1,220,474
	Pennsylvania Housing Finance Agency (Green Bond) AMT, 5.00% due 4/1/2027	1,500,000	1,545,175
	Pennsylvania State Public School Building Authority (Philadelphia School District) (AGM, State Aid Withholding), Series B, 5.00% due 6/1/2027	5,000,000	5,229,490
	Pennsylvania Turnpike Commission, Series 2, 5.00% due 12/1/2036	1,150,000	1,186,808
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2032 - 4/1/2036	11,125,000	11,413,501
	RHODE ISLAND — 0.4%
[c]	Rhode Island Housing & Mortgage Finance Corp. (FNMA), Series A, 4.80% due 6/1/2043	2,500,000	2,525,595
	Rhode Island Housing & Mortgage Finance Corp. (GNMA) (Green Bond), Series 81-A, 5.25% due 10/1/2043	2,000,000	2,101,736
	SOUTH CAROLINA — 2.4%
[a]	Patriots Energy Group Financing Agency (Guaranty: Royal Bank of Canada), Series B-1, 5.25% due 2/1/2054 (put 3/1/2031)	6,000,000	6,444,624
[a]	Patriots Energy Group Financing Agency (Guaranty: Sumitomo Mitsui Banking Corp.), Series A1, 5.25% due 10/1/2054 (put 8/1/2031)	9,500,000	10,166,444
[a]	South Carolina Jobs-EDA (Guaranty: International Paper Co.) AMT, Series A, 4.00% due 4/1/2033 (put 4/1/2026)	2,000,000	2,018,468
	South Carolina State Housing Finance & Development Authority,
	Series 2025A, 4.80% due 5/1/2043	1,000,000	996,022
	Series A, 4.50% due 7/1/2044	4,910,000	4,913,039
	SOUTH DAKOTA — 0.7%
	South Dakota (FHLMC, FNMA, GNMA) HDA,
	Series A, 4.45% due 11/1/2044	2,500,000	2,398,138
	Series C, 4.50% due 11/1/2044	5,000,000	4,845,830
	TENNESSEE — 3.3%
	Health & Educational Facilities Board of The Metropolitan Government of Nashville, Series 2024-11FN Class PT, 4.80% due 7/1/2043	5,500,000	5,299,355
	Knox County Health Educational & Housing Facility Board (Provident Group - UTK Properties LLC) (BAM), Series A-1, 5.00% due 7/1/2043 - 7/1/2044	975,000	1,012,137
	Memphis-Shelby County Airport Authority AMT, Series A, 5.00% due 7/1/2033	1,770,000	1,865,727
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Shelby House II LP) (FNMA), Series 2024-18FN
	Class PT, 4.60% due 12/1/2044	3,500,000	3,424,267
[a]	Tennergy Corp. (Guaranty: Morgan Stanley Group), Series A, 4.00% due 12/1/2051 (put 9/1/2028)	2,000,000	2,012,352
	Tennessee (FHLMC, FNMA, GNMA) (Green Bond) HDA, Series 3A, 5.20% due 7/1/2043	1,975,000	2,056,390
	Tennessee (Green Bond) HDA, Series 2A, 4.45% due 7/1/2043	1,000,000	971,050
[a]	Tennessee Energy Acquisition Corp. (Guaranty: Goldman Sachs Group, Inc.), Series A-1, 5.00% due 5/1/2053 (put 5/1/2028)	5,000,000	5,158,775
[a]	Tennessee Energy Acquisition Corp. (Tennessee Energy Acquisition Corp.; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 5/1/2052 (put 11/1/2031)	11,785,000	12,303,646
	TEXAS — 9.9%
	Austin Affordable PFC, Inc. (1000 Collinwood West Drive Owner LP) (FNMA) (Green Bond), Series A, 4.45% due 3/1/2043	3,350,000	3,158,468
	Bexar County Hospital District (CTFS Obligation) GO, 4.00% due 2/15/2043	2,750,000	2,569,908
	Bexar Management & Development Corp. (Oso Apartments Ltd.) (FNMA), 4.61% due 7/1/2044	1,000,000	970,114
	Calallen (PSF-GTD) ISD GO, 5.00% due 2/15/2043	750,000	793,828
	Celina (PSF-GTD) ISD GO, 5.00% due 2/15/2042 - 2/15/2043	1,250,000	1,333,125
	City of Austin Airport System Revenue AMT, 5.00% due 11/15/2035 - 11/15/2042	5,740,000	5,943,892
	City of Grapevine (CTFS Obligation) GO, 4.00% due 2/15/2044	2,405,000	2,205,647
	City of Houston Airport System Revenue (AGM) AMT, Series A, 5.25% due 7/1/2042	1,000,000	1,057,698
	City of Houston Airport System Revenue AMT,
	Series A,
	4.00% due 7/1/2040	1,500,000	1,402,714
	5.00% due 7/1/2033 - 7/1/2041	4,250,000	4,364,915
	City of Houston Combined Utility System Revenue, Series B, 4.50% due 11/15/2038	500,000	501,622
	City of McAllen (International Toll Bridge Revenue) (AGM), Series A, 5.00% due 3/1/2029 - 3/1/2032	4,730,000	4,800,457
	City of New Braunfels Utility System Revenue, 5.00% due 7/1/2042	1,750,000	1,852,790
	City of Port Arthur (CTFS Obligation) (BAM) GO,
	4.00% due 2/15/2040 - 2/15/2042	1,750,000	1,690,124
	5.00% due 2/15/2039 - 2/15/2043	2,350,000	2,499,602
	City of San Antonio (Airport System Capital Improvements) AMT, 5.00% due 7/1/2025	1,160,000	1,161,415
	City of San Antonio (Public Facilities Corp.), 5.00% due 9/15/2040	2,000,000	2,133,360
	Clifton Higher Education Finance Corp. (Braination, Inc.) (PSF-GTD), 5.25% due 8/15/2044	1,225,000	1,301,193
	Clifton Higher Education Finance Corp. (International Leadership of Texas, Inc.) (PSF-GTD), Series A, 4.00% due 8/15/2044	1,280,000	1,177,951
	County of Bexar GO, 4.00% due 6/15/2036	1,000,000	993,351
	Crosby (PSF-GTD) ISD GO, 4.00% due 2/15/2042	1,000,000	970,166
	Garland Housing Finance Corp. (Garland Leased Housing Associates II LP) (FNMA), 4.61% due 1/1/2043	3,955,000	3,888,896
	Greater Texas Cultural Education Facilities Finance Corp. (County of Fort Bend), Series A, 5.00% due 3/1/2034	1,185,000	1,282,497
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group), 5.00% due 7/1/2040	5,000,000	5,078,260
	Hays Consolidated (PSF-GTD) ISD GO, 4.00% due 2/15/2043	1,000,000	951,332

230 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Intermediate Municipal Fund  |  March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Lower Colorado River Authority (LCRA Transmission Services Corp.),
	5.00% due 5/15/2039	$750,000	$765,765
	Series A,
	5.00% due 5/15/2039	500,000	528,574
	5.25% due 5/15/2042	1,410,000	1,515,059
	Matagorda County Navigation District No. 1 (AEP Texas, Inc.) AMT, 4.25% due 5/1/2030	2,000,000	2,046,078
	Mission Economic Development Corp. (Republic Services, Inc.) AMT,
[a]	3.70% due 1/1/2026 (put 5/1/2025)	2,000,000	1,998,866
[a]	4.00% due 6/1/2054 (put 6/1/2034)	1,545,000	1,501,363
[a]	Mission Economic Development Corp. (Waste Management, Inc.) AMT, Series A, 3.75% due 5/1/2046 (put 6/2/2025)	2,850,000	2,845,292
	Newark Higher Education Finance Corp. (Hughen Center, Inc.) (PSF-GTD), Series A, 5.00% due 8/15/2042	600,000	630,458
	North Texas Tollway Authority (North Texas Tollway System), Series A, 4.125% due 1/1/2040	1,500,000	1,474,614
	Pecos Barstow Toyah (PSF-GTD) ISD GO, 5.00% due 2/15/2043	1,000,000	1,005,553
	Rockwall (PSF-GTD) ISD GO, 4.00% due 2/15/2037	2,000,000	1,940,986
	San Antonio Housing Trust Public Facility Corp. (Brooks Family Apartments LP) (FNMA), Series A, 4.55% due 3/1/2043	5,500,000	5,327,621
	Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Obligated Group), Series A, 4.00% due 11/15/2036	1,000,000	976,452
	Tarrant County Cultural Education Facilities Finance Corp. (Christus Health Obligated Group),
[a]	Series A, 5.00% due 7/1/2053 (put 7/1/2032)	2,000,000	2,125,102
	Series B, 5.00% due 7/1/2036	1,185,000	1,229,605
	Tarrant County Cultural Education Facilities Finance Corp. (Cumberland Rest, Inc. Obligated Group), 5.00% due 10/1/2044	1,000,000	1,023,291
	Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas Obligated Group), 5.00% due 10/1/2040	3,520,000	3,722,657
	Tarrant County Housing Finance Corp. (4450 Marine Creek Parkway TX Owner LP) (FNMA), Series A, 4.60% due 3/1/2043	7,000,000	6,790,300
[a]	Texas Municipal Gas Acquisition & Supply Corp. IV (Guaranty: BP plc), Series B, 5.50% due 1/1/2054 (put 1/1/2034)	6,000,000	6,581,580
	Texas Public Finance Authority (Texas Southern University) (BAM), 5.25% due 5/1/2040	500,000	536,207
	Texas State Technical College (AGM), Series A, 5.50% due 8/1/2042	2,000,000	2,164,428
	Waco Educational Finance Corp. (Baylor University Issue), 4.00% due 3/1/2041	850,000	814,896
	UTAH — 1.1%
	City of Salt Lake City Airport Revenue AMT, Series A, 5.00% due 7/1/2030 - 7/1/2038	6,775,000	6,932,571
	Utah Charter School Finance Authority (Summit Academy, Inc.), Series A, 5.00% due 4/15/2039	500,000	510,725
	Utah Housing Corp. (FHLMC, FNMA, GNMA), Series C, 4.45% due 1/1/2044	1,350,000	1,318,411
	Utah Housing Corp. (FNMA), Series A, 4.69% due 2/1/2045	1,600,000	1,537,882
	Utah Telecommunication Open Infrastructure Agency, 5.50% due 6/1/2040	500,000	551,197
	VIRGINIA — 1.2%
	Richmond Redevelopment & Housing Authority (Chippenham Place LP) (FNMA), Series FN, 4.50% due 5/1/2040	994,549	999,049
	Virginia HDA, Series D, 4.50% due 8/1/2043	2,000,000	1,988,142
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2029	850,000	891,574
[a]	Wise County (Virginia Electric & Power Co.) IDA, Series A, 3.80% due 11/1/2040 (put 5/28/2027)	8,465,000	8,557,404
	WASHINGTON — 0.5%
	Clark County Public Utility District No. 1, 5.00% due 1/1/2040 - 1/1/2041	1,000,000	1,054,794
	State of Washington GO, Series 2021A, 5.00% due 6/1/2040	2,225,000	2,343,722
	Washington State Housing Finance Commission (Eastside Retirement Association Obligated Group), Series A, 5.00% due 7/1/2043	1,000,000	1,028,814
[b]	Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences), 5.875% due 7/1/2043	1,000,000	1,074,950
	WISCONSIN — 2.3%
	Public Finance Authority (National Senior Communities Obligated Group), 4.00% due 1/1/2028 - 1/1/2042	5,235,000	5,171,936
[b]	Public Finance Authority (Penick Village Obligated Group), 5.00% due 9/1/2039	770,000	769,794
	Public Finance Authority (Texas Biomedical Research Institute), Series A, 4.00% due 6/1/2040 - 6/1/2041	525,000	478,666
	Racine (AGM) USD GO,
	5.00% due 4/1/2039 - 4/1/2042	3,155,000	3,317,261
	5.00% due 4/1/2039 - 4/1/2042 (pre-refunded 4/1/2031)	695,000	771,612
	Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group), Series A, 4.50% due 11/15/2039	500,000	500,011
	Wisconsin Health & Educational Facilities Authority (Ascension Health), Series A, 5.00% due 11/15/2036	2,380,000	2,405,861
	Wisconsin Health & Educational Facilities Authority (Fort Healthcare, Inc. Obligated Group), Series A, 5.00% due 10/1/2038	715,000	760,457
	Wisconsin Housing & EDA (Flats at Bishops Woods LP) (FNMA), Series E, 4.75% due 6/1/2043	3,601,000	3,487,833
	Wisconsin Housing & EDA Home Ownership Revenue (FHLMC, FNMA, GNMA) (Green Bond), Series C, 4.50% due 9/1/2044	750,000	715,972
	Wisconsin Housing & EDA Home Ownership Revenue (FHLMC, FNMA, GNMA) (Green Bond), Series A, 4.85% due 9/1/2043	5,000,000	5,038,550
	WPPI Energy, Series A, 5.00% due 7/1/2034	440,000	460,952
	TOTAL LONG-TERM MUNICIPAL BONDS — 92.8% (Cost $940,965,963)		950,004,490

See notes to financial statements.	Semi-Annual Financial Statements | 231

Schedule of Investments, Continued

Thornburg Intermediate Municipal Fund  |  March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	SHORT-TERM INVESTMENTS — 6.7%
	MUNICIPAL BONDS — 5.7%

	CONNECTICUT — 0.2%
	Connecticut State Health & Educational Facilities Authority (Yale University),
[a]	Series V-1, 3.25% due 7/1/2036 (put 4/1/2025)	$1,035,000	$1,035,000
[a]	Series V-2, 3.25% due 7/1/2036 (put 4/1/2025)	1,175,000	1,175,000
	INDIANA — 0.2%
	Indiana Finance Authority (Franciscan Alliance, Inc. Obligated Group; LOC Barclays Bank plc),
[a]	Series I, 3.60% due 11/1/2037 (put 4/1/2025)	660,000	660,000
[a]	Series J, 3.60% due 11/1/2037 (put 4/1/2025)	1,100,000	1,100,000
	IOWA — 0.4%
[a]	Iowa Finance Authority (Iowa Health System Obligated Group; LOC JP Morgan Chase Bank NA), Series E, 3.25% due 2/15/2041 (put 4/1/2025)	4,085,000	4,085,000
	MISSISSIPPI — 0.4%
	Mississippi Business Finance Corp. (Chevron USA, Inc.; Guaranty: Chevron Corp.),
[a]	Series A, 3.60% due 11/1/2035 (put 4/1/2025)	985,000	985,000
[a]	Series G, 3.60% due 11/1/2035 (put 4/1/2025)	3,655,000	3,655,000
	NEW JERSEY — 0.1%
[a]	New Jersey Health Care Facilities Financing Authority (Virtua Health Obligated Group; LOC JP Morgan Chase Bank NA), Series B, 2.80% due 7/1/2043 (put 4/1/2025)	700,000	700,000
	NEW YORK — 1.9%
	New York City Municipal Water Finance Authority (New York City Water & Sewer System; SPA JP Morgan Chase Bank NA),
[a]	3.55% due 6/15/2044 (put 4/1/2025)	8,000,000	8,000,000
[a]	Series AA-2, 3.55% due 6/15/2050 (put 4/1/2025)	5,750,000	5,750,000
	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JP Morgan Chase Bank NA),
[a]	Series C4, 3.55% due 11/1/2036 (put 4/1/2025)	4,900,000	4,900,000
[a]	Series E-4, 3.55% due 2/1/2045 (put 4/1/2025)	550,000	550,000
	NORTH CAROLINA — 0.2%
[a]	Charlotte-Mecklenburg Hospital Authority (Atrium Health Obligated Group; SPA JP Morgan Chase Bank NA), Series B, 3.45% due 1/15/2038
	(put 4/1/2025)	1,815,000	1,815,000
	OHIO — 1.6%
[a]	Ohio Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group; SPA Barclays Bank plc), 3.55% due 1/1/2043 (put 4/1/2025)	5,310,000	5,310,000
[a]	State of Ohio (University Hospitals Health System, Inc. Obligated Group; LOC PNC Bank NA), Series A, 3.55% due 1/15/2046 (put 4/1/2025)	11,550,000	11,550,000
	TEXAS — 0.7%
[a]	Port of Port Arthur Navigation District (Motiva Enterprises LLC), [BeginL2][EndL2]3.75% due 4/1/2040 (put 4/1/2025)	7,160,000	7,160,000
	TOTAL MUNICIPAL BONDS — 5.7% (Cost $58,430,000)		58,430,000

	MUTUAL FUND — 0.0%
[d]	State Street Institutional Treasury Money Market Fund, Premier Class, 4.24%	98,463	98,463
	TOTAL MUTUAL FUND — 0.0% (Cost $98,463)		98,463

	U.S. TREASURY SECURITIES — 1.0%
	U.S. Treasury Bills, 4.328% due 4/24/2025	10,160,000	10,132,372
	TOTAL U.S. TREASURY SECURITIES — 1.0% (Cost $10,132,372)		10,132,372
	TOTAL SHORT-TERM INVESTMENTS — 6.7% (Cost $68,660,835)		68,660,835

	TOTAL INVESTMENTS — 99.5% (Cost $1,009,626,798)		$1,018,665,325

	OTHER ASSETS LESS LIABILITIES — 0.5%		4,917,847

	NET ASSETS — 100.0%		$1,023,583,172

232 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

 Thornburg Intermediate Municipal Fund  |  March 31, 2025 (Unaudited)

Footnote Legend

a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on March 31, 2025.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $6,750,451, representing 0.66% of the Fund’s net assets.

c	When-issued security.

d	Rate represents the money market fund annualized seven-day yield at March 31, 2025.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Assured Guaranty Corp.	HFA	Health Facilities Authority
AGM	Insured by Assured Guaranty Municipal Corp.	HFFA	Health Facilities Financing Authority
AMBAC	Insured by American Municipal Bond Assurance Corp.	HUD	Insured by Housing and Urban Development
AMT	Alternative Minimum Tax	IDA	Industrial Development Authority/Agency
BAM	Insured by Build America Mutual Insurance Co.	IDB	Industrial Development Board
BHAC	Insured by Berkshire Hathaway Assurance Corp.	ISD	Independent School District
COP	Certificates of Participation	LOC	Letter of Credit
DFA	Development Finance Authority/Agency	Mtg	Mortgage
EDA	Economic Development Authority	NPFG	Insured by National Public Finance Guarantee Corp.
EDFA	Economic Development Financing Authority	PSF-GTD	Guaranteed by Permanent School Fund
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.	Q-SBLF	Insured by Qualified School Bond Loan Fund
FNMA	Collateralized by Federal National Mortgage Association	SONYMA	State of New York Mortgage Agency
GNMA	Collateralized by Government National Mortgage Association	SPA	Stand-by Purchase Agreement
GO	General Obligation	USD	Unified School District
HDA	Housing Development Authority

See notes to financial statements.	Semi-Annual Financial Statements | 233

Schedule of Investments

Thornburg Strategic Municipal Income Fund | March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	LONG-TERM MUNICIPAL BONDS — 94.6%

	ALABAMA — 3.9%
	Alabama Housing Finance Authority (TBG Southtown Senior LP) (FNMA) (Green Bond), Series 2023-04FN Class PT, 5.23% due 10/1/2041	$1,500,000	$1,571,140
[a]	Chatom (PowerSouth Energy Cooperative; SPA National Rural Utilities Cooperative Finance) IDB, Series A, 3.80% due 8/1/2037 (put 8/1/2025)	1,000,000	991,749
	Homewood Educational Building Authority (CHF - Horizons II LLC), Series C, 5.00% due 10/1/2056	500,000	494,321
	Jacksonville Public Educational Building Authority (Jacksonville State University) (BAM), Series A, 5.00% due 8/1/2056	2,500,000	2,521,190
	Mobile County (AM/NS Calvert LLC; Guaranty: Arcelormittal SA) IDA AMT, Series 2024B, 4.75% due 12/1/2054	1,250,000	1,184,242
[a]	Southeast Alabama Gas Supply District (Guaranty: Morgan Stanley Group), 5.00% due 6/1/2049 (put 5/1/2032)	1,000,000	1,050,570
[a]	Southeast Alabama Gas Supply District (Guaranty: Pacific Life Insurance Co.), Series A, 5.00% due 8/1/2054 (put 4/1/2032)	1,000,000	1,058,025
[a]	Southeast Energy Authority A Cooperative District, Series B, 5.00% due 1/1/2054 (put 6/1/2030)	1,000,000	1,049,246
	Southeast Energy Authority A Cooperative District (Guaranty: Deutsche Bank AG), Series A, 5.00% due 11/1/2034 - 11/1/2035	3,210,000	3,275,846
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Morgan Stanley Group), Series A-1, 5.50% due 1/1/2053 (put 12/1/2029)	1,000,000	1,057,188
	ARIZONA — 3.9%
	Chandler (Intel Corp.) IDA AMT,
[a]	4.10% due 12/1/2037 (put 6/15/2028)	850,000	856,852
[a]	Series 2022-2, 5.00% due 9/1/2052 (put 9/1/2027)	2,270,000	2,325,309
	City of Phoenix Civic Improvement Corp. (Phoenix Airport Revenue) AMT,
	5.00% due 7/1/2048	1,765,000	1,773,350
	Series B, 5.00% due 7/1/2044	1,000,000	1,012,632
[a]	Coconino County Pollution Control Corp. (Nevada Power Co.) AMT, Series A, 4.125% due 9/1/2032 (put 3/31/2026)	1,065,000	1,072,126
	County of Pima (TMC HealthCare Obligated Group) IDA, Series A, 4.00% due 4/1/2041	1,000,000	933,062
	Maricopa County & Phoenix (GNMA) IDA, Series A, 4.55% due 9/1/2045	1,250,000	1,220,075
[a]	Maricopa County (Banner Health Obligated Group) IDA, Series A-3, 5.00% due 1/1/2053 (put 11/1/2030)	1,000,000	1,075,098
[a]	Maricopa County Pollution Control Corp. (Public Service Co. of New Mexico), Series A, 0.875% due 6/1/2043 (put 10/1/2026)	3,000,000	2,888,058
	Yavapai County (Waste Management, Inc.) IDA AMT, 1.30% due 6/1/2027	1,000,000	936,727
	CALIFORNIA — 8.2%
	Benicia (Benicia High School) (AGM) USD GO, Series C, Zero Coupon due 8/1/2026	830,000	788,929
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 8/15/2036	500,000	502,232
	California (Community Program Developmental Disabilities) (California Mtg Insurance) HFFA, Series A, 6.25% due 2/1/2026	425,000	426,227
[a]	California Community Choice Financing Authority (Guaranty: Deutsche Bank AG) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	3,700,000	3,871,118
[a]	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond), Series B-1, 4.00% due 2/1/2052 (put 8/1/2031)	1,000,000	999,069
	California Municipal Finance Authority (Biola University), 5.00% due 10/1/2027	430,000	441,342
	California Municipal Finance Authority (CHF-Davis II LLC) (BAM) (Green Bond), 4.00% due 5/15/2041	500,000	488,060
	California Municipal Finance Authority (Greenfield Commons Eah LP) (FNMA) (Green Bond), Series A, 5.28% due 9/1/2046	1,400,000	1,493,207
[a]	California Municipal Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT, Series A, 3.75% due 11/1/2046 (put 6/2/2025)	4,000,000	4,002,016
	California Pollution Control Financing Authority (Guaranty: Waste Management, Inc.) AMT, Series A1, 3.375% due 7/1/2025	2,000,000	1,997,868
[b]	California Pollution Control Financing Authority (Poseidon Resources (Channelside) LP Desalination Project) AMT, 5.00% due 11/21/2045	1,000,000	999,586
[a,b]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, 3.70% due 7/1/2043 (put 8/15/2025)	2,000,000	1,995,814
[a]	California Pollution Control Financing Authority (Waste Management, Inc.) AMT, Series A, 4.25% due 11/1/2038 (put 7/2/2029)	1,250,000	1,270,859
[b]	California School Finance Authority, Series A, 5.00% due 10/1/2042	1,000,000	1,000,336
	California Statewide Communities Development Authority (Methodist Hospital of Southern California Obligated Group), 5.00% due 1/1/2030	175,000	186,332
	Calipatria (Educational Facilities) (BAM) USD GO, Series B, Zero Coupon due 8/1/2025	325,000	321,059
[a]	Central Valley Energy Authority (Guaranty: Pacific Life Insurance Co.), 5.00% due 12/1/2055 (put 8/1/2035)	1,000,000	1,087,538
	City of Long Beach Airport System Revenue (AGM) AMT, Series C,
	5.00% due 6/1/2042	750,000	792,065
	5.25% due 6/1/2047	500,000	526,332
[c]	City of Los Angeles Department of Airports (Green Bond) AMT, Series A, 5.00% due 5/15/2055	1,000,000	1,014,404
	County of El Dorado (El Dorado Hills Development-Community Facilities), 5.00% due 9/1/2026	625,000	626,075
	M-S-R Energy Authority (Guaranty: Citigroup Global Markets), Series A, 6.50% due 11/1/2039	1,245,000	1,508,965
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2035 (pre-refunded 8/1/2025)	1,000,000	1,007,847
[a]	San Joaquin Valley Clean Energy Authority (Guaranty: Goldman Sachs Group, Inc.) (Green Bond), Series A, 5.50% due 1/1/2056 (put 7/1/2035)	1,500,000	1,666,899
	Union Elementary School District (Santa Clara County District Schools) (NPFG) GO, Series D, Zero Coupon due 9/1/2027	905,000	848,831
	COLORADO — 2.3%
	City & County of Denver Airport System Revenue AMT, Series A, 5.00% due 11/15/2036 - 11/15/2039	1,565,000	1,638,935
	Colorado (CommonSpirit Health Obligated Group) HFA, 5.50% due 11/1/2047	1,000,000	1,054,195
	Colorado (Sanford Obligated Group) HFA, Series A, 5.00% due 11/1/2039 - 11/1/2044	3,015,000	3,103,096
	Public Authority for Colorado Energy (Natural Gas Purchase; Guaranty: Merrill Lynch & Co.), 6.50% due 11/15/2038	260,000	308,821
	Regional Transportation District (Denver Transit Partners LLC), Series A, 5.00% due 7/15/2032	1,215,000	1,288,612
	Village Metropolitan District GO, 5.00% due 12/1/2040	1,000,000	1,001,235

234 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Municipal Income Fund | March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	CONNECTICUT — 1.5%
	Connecticut Housing Finance Authority (Green Bond), Series B, 4.65% due 11/15/2048	$850,000	$846,281
	State of Connecticut GO,
	Series A, 5.00% due 4/15/2035	2,000,000	2,085,954
	Series E, 5.00% due 9/15/2033	1,350,000	1,428,449
	Waterbury Housing Authority (Laurel Estates Preservation LLC) (HUD, FHLMC), Series 2025A, 4.50% due 2/1/2042	1,000,000	993,597
	DELAWARE — 0.6%
	Delaware State (ACTS Retirement-Life Communities, Inc. Obligated Group) EDA, Series B, 5.25% due 11/15/2053	1,000,000	1,018,283
	Delaware State (Beebe Medical Center, Inc.) HFA, 4.00% due 6/1/2035	1,080,000	1,022,606
	DISTRICT OF COLUMBIA — 0.7%
	District of Columbia Housing Finance Agency (BCP II LLC) (FNMA) (Green Bond), Series A, 4.875% due 9/1/2045	1,000,000	990,523
	Metropolitan Washington Airports Authority (Dulles Toll Road) (AGC), Series B, Zero Coupon due 10/1/2027	1,500,000	1,387,827
	FLORIDA — 6.5%
[b]	Capital Projects Finance Authority (Kissimmee Charter Academy), 6.625% due 6/15/2059	300,000	307,843
[b]	Capital Trust Agency, Inc. (Southeastern University Obligated Group), Series A, 6.25% due 5/1/2048	3,000,000	3,131,715
[b]	Charlotte County (Town & Country Utilities Projects) IDA AMT, 5.00% due 10/1/2029	330,000	335,564
	City of Pompano Beach (John Knox Village of Florida, Inc. Obligated Group),
	4.00% due 9/1/2040	1,000,000	896,190
	Series A, 4.00% due 9/1/2036	500,000	481,676
[b]	City of Venice (Southwest Florida Retirement Center, Inc. Obligated Group), Series A, 5.625% due 1/1/2060	1,200,000	1,201,795
	County of Broward Airport System Revenue AMT,
	5.00% due 10/1/2042	2,000,000	2,004,382
	Series A, 5.00% due 10/1/2049	1,000,000	1,001,860
	County of Miami-Dade Aviation Revenue AMT, Series B, 5.00% due 10/1/2040	3,000,000	3,023,901
	County of Miami-Dade Seaport Department AMT, Series A, 5.25% due 10/1/2052	500,000	511,962
	Florida Development Finance Corp. (Mater Academy Miami-Dade Osceola County Facilities Obligated Group), Series A, 5.00% due 6/15/2056	1,000,000	947,938
[b]	Florida Development Finance Corp. (SFP - Tampa I LLC), Series A1, 5.25% due 6/1/2054	1,000,000	1,012,017
	Lee County (Shell Point Obligated Group) IDA, Series B-1, 4.75% due 11/15/2029	1,500,000	1,507,357
	Miami-Dade County Housing Finance Authority (RGC Phase I LLC) (FNMA, HUD), Series A, 4.88% due 3/1/2046	1,000,000	1,002,936
	Miami-Dade County School Board (District School Facilities & Infrastructure) COP, Series A, 5.00% due 8/1/2027	1,100,000	1,101,762
	Orange County (Presbyterian Retirement Communities Inc Obligated Group) HFA, 5.00% due 8/1/2040	2,020,000	2,022,957
	Orange County Convention Center (Tourist Development), Series A, 5.00% due 10/1/2031	1,000,000	1,025,715
	Palm Beach County (Jupiter Medical Center Obligated Group) HFA, Series A, 5.00% due 11/1/2047	250,000	247,236
	Palm Beach County (Lifespace Communities, Inc. Obligated Group) HFA, Series C, 7.625% due 5/15/2058	500,000	564,805
	Volusia County Educational Facilities Authority (Embry-Riddle Aeronautical University, Inc.), Series B, 5.00% due 10/15/2030	1,500,000	1,501,996
	GEORGIA — 3.6%
	City of Atlanta (Airport Passenger Facility) (Green Bond) AMT, Series E, 5.00% due 7/1/2040	100,000	104,670
	Main Street Natural Gas, Inc. (Guaranty: Citigroup, Inc.),
[a]	Series C, 4.00% due 5/1/2052 (put 12/1/2028)	1,500,000	1,502,433
[a]	Series D, 5.00% due 5/1/2054 (put 12/1/2030)	1,000,000	1,051,833
[a]	Series E, 5.00% due 5/1/2055 (put 12/1/2032)	1,500,000	1,587,849
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2036	3,700,000	3,938,276
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
[a]	Series A, 4.00% due 7/1/2052 (put 9/1/2027)	1,250,000	1,262,025
[a]	Series B, 5.00% due 12/1/2054 (put 3/1/2032)	630,000	668,226
[a]	Series E-1, 5.00% due 12/1/2053 (put 6/1/2031)	3,000,000	3,173,211
	ILLINOIS — 10.7%
	Chicago Board of Education Dedicated Capital Improvement Tax,
	5.50% due 4/1/2042	500,000	528,402
	5.75% due 4/1/2048	1,000,000	1,052,246
	Chicago Board of Education GO, Series A, 6.00% due 12/1/2049	1,000,000	1,072,020
	Chicago O’Hare International Airport AMT, Series C, 5.25% due 1/1/2044 - 1/1/2045	2,750,000	2,854,577
	City of Chicago (Chicago O’Hare International Airport) AMT, Series A, 5.00% due 1/1/2042	1,000,000	1,016,747
	City of Chicago (Midway International Airport) AMT, Series A, 5.00% due 1/1/2026	1,000,000	1,011,596
	City of Chicago (Water System) (AGM), Series 2017-2, 5.00% due 11/1/2037	1,500,000	1,540,050
	City of Chicago GO,
	Series A,
	5.00% due 1/1/2039	1,000,000	1,014,113
	5.625% due 1/1/2031	500,000	512,486
	6.00% due 1/1/2038	3,330,000	3,414,982
	Illinois Finance Authority (Plymouth Place Obligated Group), Series A, 6.625% due 5/15/2052	1,000,000	1,058,308
	Illinois Finance Authority (Silver Cross Hospital & Medical Centers), Series C, 5.00% due 8/15/2035	2,355,000	2,359,364

See notes to financial statements.	Semi-Annual Financial Statements | 235

Schedule of Investments, Continued

Thornburg Strategic Municipal Income Fund | March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Illinois Finance Authority (Washington & Jane Smith Community-Orland Park), 4.00% due 10/15/2025 - 10/15/2027	$1,010,000	$1,004,621
	Illinois State Toll Highway Authority (Move Illinois Program), Series A, 5.00% due 1/1/2037	1,000,000	1,002,805
	Illinois State University (AGM), Series A, 5.00% due 4/1/2025 - 4/1/2036	1,515,000	1,570,467
	Metropolitan Pier & Exposition Authority, Series A, 5.00% due 6/15/2050	1,500,000	1,510,455
	Moultrie Shelby & Coles Counties Community Unit School District No. 300 (BAM) GO, 5.00% due 12/1/2042	1,500,000	1,534,625
	Sales Tax Securitization Corp.,
	Series A,
	4.00% due 1/1/2038	1,000,000	974,896
	5.00% due 1/1/2029	1,000,000	1,044,369
	State of Illinois GO,
	5.50% due 5/1/2039	375,000	398,013
	5.75% due 5/1/2045	1,600,000	1,691,246
	Series A, 5.50% due 3/1/2042	1,000,000	1,070,889
	Series D, 5.00% due 11/1/2028	3,000,000	3,115,884
	State of Illinois Sales Tax Revenue, Series B, 5.00% due 6/15/2032 - 6/15/2035	4,500,000	4,677,460
	State of Illinois Sales Tax Revenue (BAM), Series B, 4.75% due 6/15/2043	2,005,000	2,036,928
	INDIANA — 2.4%
[a]	City of Whiting (BP Products North America, Inc.; Guaranty: BP plc) AMT, 4.40% due 11/1/2045 (put 6/10/2031)	1,000,000	1,013,942
	Indiana Finance Authority (Ohio Valley Electric Corp.), Series A, 4.25% due 11/1/2030	1,300,000	1,328,298
[a]	Indiana Finance Authority (Republic Services, Inc.) AMT, 3.85% due 5/1/2028 (put 6/2/2025)	5,000,000	4,969,100
[a]	Indiana Finance Authority (Southern Indiana Gas & Electric Co.) AMT, Series B, 4.00% due 5/1/2043 (put 8/1/2028)	1,500,000	1,510,737
	IOWA — 2.6%
[a]	Iowa Finance Authority (Iowa Fertilizer Co. LLC; Guaranty: OCI NV), 5.00% due 12/1/2050 (pre-refunded 12/1/2032)	2,075,000	2,331,677
	Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group), Series 2024 A&B, 5.125% due 5/15/2059	3,000,000	2,927,820
	Iowa Finance Authority (Union at Bluffs Run LP) (FNMA), Series 2024-20FN Class PT, 4.65% due 7/1/2043	2,000,000	1,954,168
	Iowa Higher Education Loan Authority (Des Moines University Osteopathic Medical Center), 5.00% due 10/1/2047	750,000	745,810
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	1,650,000	1,680,413
	KANSAS — 1.0%
[a]	Kansas (AdventHealth Obligated Group) DFA, Series B, 5.00% due 11/15/2054 (put 11/15/2031)	1,500,000	1,638,166
	Unified Government of Wyandotte County/Kansas City (Utility System Improvement), Series A, 5.00% due 9/1/2031 - 9/1/2032	2,000,000	2,002,066
	KENTUCKY — 4.0%
[b]	City of Henderson (Guaranty: Pratt Industries, Inc.) AMT, Series B, 4.45% due 1/1/2042	1,000,000	982,227
	Kentucky (Baptist Healthcare System Obligated Group) EDFA, Series B, 5.00% due 8/15/2041	1,500,000	1,510,856
[a]	Kentucky Public Energy Authority (Guaranty: BP Corp. North America, Inc.), Series B, 5.00% due 1/1/2055 (put 8/1/2032)	2,000,000	2,125,548
	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group), Series A-1,
[a]	4.00% due 8/1/2052 (put 8/1/2030)	5,500,000	5,485,034
[a]	5.25% due 4/1/2054 (put 2/1/2032)	4,000,000	4,289,680
	LOUISIANA — 1.2%
[b]	Louisiana Local Government Environmental Facilities & Community Development Auth (Christwood Obligated Group), 5.25% due 11/15/2053 - 11/15/2059	775,000	749,180
	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), 5.00% due 5/15/2046	3,000,000	3,020,784
	New Orleans Aviation Board (Louis Armstrong New Orleans International Airport CFC Revenue) (AGM), 5.00% due 1/1/2029	700,000	731,827
	MASSACHUSETTS — 0.7%
[b]	Massachusetts (GingerCare Living, Inc. Obligated Group) DFA, Series A, 5.875% due 12/1/2060	1,500,000	1,458,066
	Massachusetts (Jordan Hospital & Milton Hospital) DFA, Series H-1, 5.00% due 7/1/2032 - 7/1/2033	555,000	556,860
	Massachusetts Housing Finance Agency (HUD) (Green Bond), Series C1, 5.20% due 12/1/2053	500,000	512,786
	MICHIGAN — 4.0%
	City of Detroit (Green Bond) GO, Series A, 5.00% due 4/1/2032	300,000	320,608
	Detroit City School District (School Building & Site) (AGM, Q-SBLF) GO, Series A, 5.25% due 5/1/2027	1,000,000	1,047,643
	Gerald R Ford International Airport Authority AMT, 5.00% due 1/1/2041	1,200,000	1,244,312
	Kalamazoo Hospital Finance Authority (Bronson Methodist Hospital), Series A, 5.25% due 5/15/2041	140,000	140,177
	Michigan Finance Authority (BHSH System Obligated Group), Series A, 4.00% due 4/15/2042	1,000,000	949,947
	Michigan Finance Authority (State Department of Human Services Office Buildings), Series F, 5.00% due 4/1/2031	1,000,000	1,001,276
	Michigan Finance Authority (Trinity Health Corp. Obligated Group), Series 2017-MI, 5.00% due 12/1/2027	165,000	171,755
	Michigan HDA, Series B, 2.95% due 12/1/2039	3,000,000	2,456,277
	Michigan HDA (Green Bond), Series A, 4.90% due 12/1/2048	1,400,000	1,378,789
	Michigan State (HUD) HDA, Series A, 4.70% due 10/1/2054	850,000	827,675
	Michigan State Hospital Finance Authority (Ascension Health Credit Group), Series F-4, 5.00% due 11/15/2047	2,250,000	2,286,889
	Wayne County Airport Authority (Detroit Metropolitan Wayne County Airport), Series B, 5.00% due 12/1/2031 - 12/1/2034	2,615,000	2,617,903

236 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Municipal Income Fund | March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	MINNESOTA — 0.5%
	City of Coon Rapids (Mississippi View Housing Partners LP) (FNMA), Series M, 5.60% due 12/1/2039	$994,231	$1,048,431
	Dakota County Community Development Agency (Roers Burnsville Affordable Apartments Owner LLC) (FNMA), 4.20% due 5/1/2043	650,000	614,358
	MISSOURI — 0.7%
	Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group), Series A, 5.25% due 2/1/2054	1,150,000	1,165,732
[c]	Missouri Housing Development Commission (FHLMC, FNMA, GNMA), Series C, 5.00% due 11/1/2055	1,000,000	1,004,110
	St. Charles County (Fox Hill Preservation LP) (FNMA, HUD) (Green Bond) IDA, 4.65% due 4/1/2043	500,000	492,570
	NEBRASKA — 1.2%
	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 9/1/2031	1,500,000	1,594,704
	Douglas County Hospital Authority No. 3 (Nebraska Methodist Health System), 5.00% due 11/1/2029 - 11/1/2030	1,750,000	1,765,595
	Nebraska Investment Finance Authority (FHLMC, FNMA, GNMA) (Green Bond), Series A, 4.60% due 9/1/2050	1,000,000	973,814
	NEVADA — 0.2%
[a]	County of Washoe (Sierra Pacific Power Co.) AMT, Series F, 4.125% due 3/1/2036 (put 10/1/2029)	760,000	767,889
	NEW HAMPSHIRE — 0.1%
	New Hampshire Business Finance Authority (Presbyterian Homes Obligated Group), Series A, 5.25% due 7/1/2048	400,000	408,053
	NEW JERSEY — 4.0%
	Camden County Improvement Authority (Kipp Cooper Norcross Obligated Group) (Green Bond), 6.00% due 6/15/2052	1,000,000	1,040,918
	New Jersey (New Jersey Transit Corp.) EDA, Series A, 5.00% due 11/1/2033	500,000	531,503
	New Jersey (School Facilities Construction) (NPFG) EDA, Series N1, 5.50% due 9/1/2027	1,000,000	1,058,433
	New Jersey Higher Education Student Assistance Authority AMT,
	Series A, 5.00% due 12/1/2033	1,000,000	1,053,763
	Series C, 5.25% due 12/1/2054	300,000	289,901
	New Jersey Housing & Mortgage Finance Agency (Riverview Towers Preservation LLC) (FHA, GNMA), Series B, 5.25% due 12/20/2065	1,600,000	1,623,417
	New Jersey Transportation Trust Fund Authority, Series A, 5.00% due 12/15/2035	2,000,000	2,078,722
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements), Series A-1, 5.00% due 6/15/2027	3,000,000	3,060,660
	New Jersey Transportation Trust Fund Authority (Transportation Program Bonds), Series AA, 5.00% due 6/15/2038	1,500,000	1,555,365
	New Jersey Transportation Trust Fund Authority (Transportation System), Series A, 5.00% due 12/15/2034	700,000	730,598
	South Jersey Transportation Authority, Series A, 5.25% due 11/1/2052	1,500,000	1,551,660
	NEW MEXICO — 2.3%
[a]	City of Farmington (Public Service Co. of New Mexico), Series D, 3.90% due 6/1/2040 (put 6/1/2028)	750,000	753,680
	City of Santa Fe (El Castillo Retirement Residences Obligated Group),
	5.00% due 5/15/2034	1,465,000	1,465,274
	Series A, 5.00% due 5/15/2039 - 5/15/2049	1,950,000	1,863,449
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), Series A, 5.00% due 7/1/2033 - 7/1/2034	1,445,000	1,436,228
[a]	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group), Series B, 5.00% due 8/1/2049 (put 8/1/2025)	1,250,000	1,256,741
	New Mexico Mortgage Finance Authority (FHLMC, FNMA, GNMA), Series A Class I, 4.55% due 9/1/2045	1,600,000	1,558,386
	NEW YORK — 1.9%
	Build NYC Resource Corp. (Kipp NYC Public Charter Schools) (Green Bond), 5.25% due 7/1/2052	1,000,000	986,889
	Dutchess County Local Development Corp. (Tompkins Terrace Housing LP) (FNMA) (Green Bond), 5.00% due 10/1/2040	1,000,000	1,057,667
	Metropolitan Transportation Authority (Green Bond), Series A1, 5.00% due 11/15/2030	1,045,000	1,062,337
	New York Transportation Development Corp. (Delta Air Lines, Inc.) AMT, 6.00% due 4/1/2035	1,000,000	1,100,041
	New York Transportation Development Corp. (Laguardia Gateway Partners LLC) AMT, Series A-P3, 5.00% due 7/1/2046	1,000,000	999,830
	State of New York Mortgage Agency (SONYMA) (Green Bond) AMT,
	Series 248,
	4.10% due 4/1/2032	770,000	759,974
	4.125% due 10/1/2032	210,000	206,323
	4.20% due 4/1/2033	845,000	829,498
	NORTH CAROLINA — 1.5%
	Greater Asheville Regional Airport Authority (AGM) AMT, Series A, 5.25% due 7/1/2039	1,000,000	1,066,917
	North Carolina Medical Care Commission (Penick Village Obligated Group), Series A, 5.50% due 9/1/2054	1,650,000	1,651,982
	North Carolina Medical Care Commission (Vidant Health), 5.00% due 6/1/2029 (pre-refunded 6/1/2025)	1,500,000	1,504,972
	North Carolina Turnpike Authority, 5.00% due 1/1/2029 - 1/1/2030	1,000,000	1,063,338
	NORTH DAKOTA — 0.6%
	City of Horace GO,
	Series C,
	4.75% due 5/1/2044	1,000,000	971,003
	5.00% due 5/1/2050	1,400,000	1,358,113
	OHIO — 2.1%
	Akron, Bath & Copley Joint Township Hospital District (Summa Health System Obligated Group), 5.25% due 11/15/2030	1,420,000	1,457,785
	Buckeye Tobacco Settlement Financing Authority, Series B-2, 5.00% due 6/1/2055	1,000,000	880,775

See notes to financial statements.	Semi-Annual Financial Statements | 237

Schedule of Investments, Continued

Thornburg Strategic Municipal Income Fund | March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Columbus-Franklin County Finance Authority (FNMA), Series A, 4.46% due 11/1/2044	$1,000,000	$948,681
	County of Hamilton (Life Enriching Communities Obligated Group), Series A, 5.50% due 1/1/2043	500,000	508,900
	Northeast Ohio Medical University (BAM), 5.00% due 12/1/2043	775,000	803,203
	Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group), 5.25% due 1/1/2038	1,105,000	1,166,902
	Ohio Housing Finance Agency (Yorktown Preservation LLC) (FNMA, HUD), 4.55% due 4/1/2041	2,100,000	2,041,086
	OKLAHOMA — 0.1%
	Cleveland County Home Loan Authority (GNMA), Series A, 4.70% due 7/1/2055	500,000	454,212
	OREGON — 0.6%
[a]	Oregon Health & Science University (Oregon Health & Science University Obligated Group), Series B2, 5.00% due 7/1/2046 (put 2/1/2032)	1,900,000	2,061,688
	PENNSYLVANIA — 4.5%
	City of Philadelphia (Pennsylvania Gas Works), Series 15, 5.00% due 8/1/2047	1,000,000	1,014,770
	City of Philadelphia Airport Revenue AMT, Series B, 5.00% due 7/1/2042	1,000,000	1,008,453
	City of Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2038	1,360,000	1,381,129
	Commonwealth Financing Authority, 5.00% due 6/1/2029	1,000,000	1,051,429
	County of Luzerne (AGM) GO, Series A, 5.00% due 11/15/2029	1,000,000	1,011,248
[a]	Montgomery County (Constellation Energy Generation LLC) IDA AMT, Series C, 4.45% due 10/1/2034 (put 4/3/2028)	500,000	509,626
	Northeastern Pennsylvania Hospital & Education Authority (King’s College), 5.00% due 5/1/2030 - 5/1/2031	2,230,000	2,275,020
	Pennsylvania (Pennsylvania Department of Transportation) EDFA AMT, 5.75% due 6/30/2048	1,000,000	1,055,696
	Pennsylvania (Presbyterian Homes Obligated Group) EDFA, 4.00% due 7/1/2033 - 7/1/2046	2,800,000	2,647,381
[a]	Pennsylvania (Republic Services, Inc.) EDFA AMT, Series A, 4.15% due 4/1/2034 (put 4/15/2025)	3,000,000	2,999,013
[a]	Pennsylvania (Waste Management Obligated Group; Guaranty: Waste Management, Inc.) EDFA, 0.95% due 12/1/2033 (put 12/1/2026)	1,500,000	1,434,979
	School District of Philadelphia (State Aid Withholding) GO, Series A, 5.00% due 9/1/2038	100,000	102,623
	SOUTH CAROLINA — 2.6%
[a]	Patriots Energy Group Financing Agency (Guaranty: Royal Bank of Canada), Series B-1, 5.25% due 2/1/2054 (put 3/1/2031)	1,350,000	1,450,040
[a]	Patriots Energy Group Financing Agency (Guaranty: Sumitomo Mitsui Banking Corp.), Series A1, 5.25% due 10/1/2054 (put 8/1/2031)	5,000,000	5,350,760
[a,b]	South Carolina Jobs-EDA (Enerra SC-1 LLC) AMT, 3.70% due 12/15/2027 (put 12/1/2026)	1,500,000	1,499,379
[a]	South Carolina Jobs-EDA (Guaranty: International Paper Co.) AMT, Series A, 4.00% due 4/1/2033 (put 4/1/2026)	1,045,000	1,054,650
	TENNESSEE — 1.6%
	Health & Educational Facilities Board of The Metropolitan Government of Nashville, Series 2024-11FN Class PT, 4.80% due 7/1/2043	2,000,000	1,927,038
	Knox County Health Educational & Housing Facility Board (Village at Inskip LP) (FNMA), Series A, 4.625% due 12/1/2043	1,500,000	1,474,889
	Shelby County Health Educational & Housing Facility Board (Methodist Le Bonheur Healthcare), Series A, 5.00% due 5/1/2036	1,000,000	1,012,475
[a]	Tennessee Energy Acquisition Corp. (Tennessee Energy Acquisition Corp.; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 5/1/2052 (put 11/1/2031)	1,500,000	1,566,013
	TEXAS — 5.4%
	City of Aubrey Jackson Ridge Public Improvement District (BAM), 5.00% due 9/1/2045	1,000,000	1,026,408
	City of Austin Airport System Revenue AMT, 5.00% due 11/15/2038	2,000,000	2,082,652
	City of Dallas Housing Finance Corp., Series 2025-04FN Class PT, 4.625% due 10/1/2043	2,000,000	1,965,811
	Greater Texas Cultural Education Facilities Finance Corp. (Fort County Bend), Series A, 4.00% due 3/1/2041	1,000,000	956,852
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group), Series A, 5.00% due 7/1/2052	1,500,000	1,539,291
	Matagorda County Navigation District No. 1 (AEP Texas, Inc.) AMT, 4.25% due 5/1/2030	1,350,000	1,381,103
[a]	Mission Economic Development Corp. (Republic Services, Inc.) AMT, 3.70% due 1/1/2026 (put 5/1/2025)	3,000,000	2,998,299
	New Hope Cultural Education Facilities Finance Corp. (Bella Vida Forefront Living Obligated Group), Series A, 6.50% due 10/1/2055	1,000,000	1,009,577
	Newark Higher Education Finance Corp. (Hughen Center, Inc.) (PSF-GTD), Series A, 5.00% due 8/15/2052	500,000	511,644
	Tarrant County Cultural Education Facilities Finance Corp. (Cumberland Rest, Inc. Obligated Group), 5.00% due 10/1/2049	1,000,000	1,004,199
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2029	1,435,000	1,498,705
[a]	Texas Municipal Gas Acquisition & Supply Corp. IV (Guaranty: BP plc), Series B, 5.50% due 1/1/2054 (put 1/1/2034)	2,000,000	2,193,860
	Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) AMT, 5.50% due 12/31/2058	850,000	892,963
	Texas State Technical College (AGM), Series A, 5.75% due 8/1/2047	545,000	588,938
	U. S. VIRGIN ISLANDS — 0.1%
	Matching Fund Special Purpose Securitization Corp., Series A, 5.00% due 10/1/2025	500,000	503,662
	UTAH — 1.1%
[b]	Black Desert Public Infrastructure District (Black Desert Assessment Area No. 1), 5.625% due 12/1/2053	1,000,000	1,001,041
[b]	Utah Charter School Finance Authority (Freedom Academy Foundation), Series A, 5.00% due 6/15/2041	900,000	818,557
	Utah Charter School Finance Authority (Summit Academy, Inc.), Series A, 5.00% due 4/15/2039 - 4/15/2049	1,200,000	1,210,107
	Utah Housing Corp. (FNMA), Series A, 4.69% due 2/1/2045	1,000,000	961,176
	VERMONT — 0.2%
	Vermont Housing Finance Agency (FHLMC, FNMA, GNMA) (Green Bond), Series A, 4.70% due 5/1/2050	800,000	782,720

238 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Municipal Income Fund | March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	VIRGINIA — 1.1%
	Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group), Series A, 7.00% due 9/1/2053	$1,000,000	$1,123,746
	Virginia HDA,
	Series C, 4.70% due 7/1/2043	1,205,000	1,218,326
	Series D, 4.70% due 8/1/2048	1,500,000	1,491,282
	WASHINGTON — 1.1%
	Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group), Series A2, 5.00% due 8/1/2044	1,000,000	1,008,280
	Washington State Housing Finance Commission (Camas Flats Oak Harbor 1 LLLP) (FNMA), Series A FN, 4.55% due 8/1/2043	1,000,000	970,593
	Washington State Housing Finance Commission (Eastside Retirement Association Obligated Group), Series A, 5.00% due 7/1/2048	1,000,000	1,012,178
[b]	Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences), 6.125% due 7/1/2053	900,000	959,041
	WEST VIRGINIA — 0.5%
[a]	West Virginia (Kentucky Power Co.) EDA AMT, Series 2014-A, 4.70% due 4/1/2036 (put 6/17/2026)	1,745,000	1,763,480
	WISCONSIN — 2.8%
[a]	Public Finance Authority (Duke Energy Progress LLC) AMT, Series B, 4.00% due 10/1/2046 (put 10/1/2030)	1,000,000	1,026,562
	Public Finance Authority (Kahala Senior Living Community Obligated Group), 5.00% due 11/15/2033 - 11/15/2035	1,050,000	1,130,573
	Public Finance Authority (National Senior Communities Obligated Group), 4.00% due 1/1/2026 - 1/1/2032	2,270,000	2,290,806
	Public Finance Authority (Texas Biomedical Research Institute), Series A, 4.00% due 6/1/2039	245,000	228,091
	Public Finance Authority (United Methodist Retirement Homes, Inc. Obligated Group), Series A, 4.00% due 10/1/2035 - 10/1/2046	3,145,000	2,822,657
	Wisconsin Health & Educational Facilities Authority (HOPE Christian Schools Obligated Group), 4.00% due 12/1/2051	1,700,000	1,181,979
	Wisconsin Housing & EDA Housing Revenue (HUD), Series D, 4.85% due 11/1/2048	1,500,000	1,516,013
	TOTAL LONG-TERM MUNICIPAL BONDS — 94.6% (Cost $340,182,983)		344,718,058

	SHORT-TERM INVESTMENTS — 4.5%
	MUNICIPAL BONDS — 4.5%

	NEW YORK — 4.0%
[a]	City of New York (SPA Barclays Bank plc) GO, Series B-5, 3.60% due 10/1/2046 (put 4/1/2025)	7,250,000	7,250,000
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JP Morgan Chase Bank NA), Series B-4, 3.55% due 8/1/2042 (put 4/1/2025)	7,250,000	7,250,000
	OHIO — 0.5%
[a]	Ohio Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group; SPA Barclays Bank plc), 3.55% due 1/1/2043
	(put 4/1/2025)	1,970,000	1,970,000
	TOTAL MUNICIPAL BONDS — 4.5% (Cost $16,470,000)		16,470,000

	MUTUAL FUND — 0.0%
[d]	State Street Institutional Treasury Money Market Fund, Premier Class, 4.24%	3,259	3,259
	TOTAL MUTUAL FUND — 0.0% (Cost $3,259)		3,259
	TOTAL SHORT-TERM INVESTMENTS — 4.5% (Cost $16,473,259)		16,473,259

	TOTAL INVESTMENTS — 99.1% (Cost $356,656,242)		$361,191,317

	OTHER ASSETS LESS LIABILITIES — 0.9%		3,334,798

	NET ASSETS — 100.0%		$364,526,115

Footnote Legend

a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on March 31, 2025.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $17,452,161, representing 4.79% of the Fund’s net assets.

c	When-issued security.

d	Rate represents the money market fund annualized seven-day yield at March 31, 2025.

See notes to financial statements.	Semi-Annual Financial Statements | 239

Schedule of Investments, Continued

Thornburg Strategic Municipal Income Fund | March 31, 2025 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Assured Guaranty Corp.	HDA	Housing Development Authority
AGM	Insured by Assured Guaranty Municipal Corp.	HFA	Health Facilities Authority
AMT	Alternative Minimum Tax	HFFA	Health Facilities Financing Authority
BAM	Insured by Build America Mutual Insurance Co.	HUD	Insured by Housing and Urban Development
COP	Certificates of Participation	IDA	Industrial Development Authority/Agency
DFA	Development Finance Authority/Agency	IDB	Industrial Development Board
EDA	Economic Development Authority	Mtg	Mortgage
EDFA	Economic Development Financing Authority	NPFG	Insured by National Public Finance Guarantee Corp.
FHA	Insured by Federal Housing Administration	PSF-GTD	Guaranteed by Permanent School Fund
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.	Q-SBLF	Insured by Qualified School Bond Loan Fund
FNMA	Collateralized by Federal National Mortgage Association	SONYMA	State of New York Mortgage Agency
GNMA	Collateralized by Government National Mortgage Association	SPA	Stand-by Purchase Agreement
GO	General Obligation	USD	Unified School District

240 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments

Thornburg California Limited Term Municipal Fund | March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	LONG-TERM MUNICIPAL BONDS — 95.4%
	Antonio B Won Pat International Airport Authority AMT, Series A, 5.00% due 10/1/2031 - 10/1/2032	$700,000	$725,864
	Apple Valley Public Financing Authority (BAM), Series A, 4.00% due 6/1/2028	460,000	475,388
	Bay Area Toll Authority (San Francisco Bay Area Toll Bridge),
[a]	Series A, 2.95% due 4/1/2047 (put 4/1/2026)	2,930,000	2,918,658
[a]	Series E, 3.28% (MUNIPSA + 0.41%) due 4/1/2056 (put 4/1/2028)	1,000,000	982,537
	Burbank-Glendale-Pasadena Airport Authority Brick Campaign AMT, Series B, 5.00% due 7/1/2034	1,000,000	1,088,813
	California (Cedars-Sinai Medical Center Obligated Group) HFFA, Series A, 5.00% due 8/15/2033	1,000,000	1,025,215
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 8/15/2033	770,000	786,398
	California (Episcopal Communities & Services for Seniors Obligated Group) HFFA, Series A, 3.85% due 11/15/2027	1,500,000	1,503,969
[a]	California (Kaiser Foundation Hospitals) HFFA, Series C, 5.00% due 6/1/2041 (put 11/1/2029)	4,075,000	4,410,996
[a]	California (Providence St. Joseph Health Obligated Group) HFFA, Series B, 5.00% due 10/1/2039 (put 10/1/2027)	730,000	755,730
[a]	California (Stanford Health Care Obligated Group) HFFA, Series A, 3.00% due 8/15/2054 (put 8/15/2025)	3,000,000	2,999,862
[a]	California Community Choice Financing Authority (Guaranty: Deutsche Bank AG) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	5,000,000	5,231,240
	California Community Choice Financing Authority (Guaranty: Goldman Sachs Group, Inc.) (Green Bond),
[a]	Series A, 4.00% due 10/1/2052 (put 12/1/2027)	1,540,000	1,553,266
[a]	Series A-1, 5.00% due 12/1/2053 (put 8/1/2029)	500,000	522,395
[a]	Series G, 5.25% due 11/1/2054 (put 4/1/2030)	3,000,000	3,180,777
	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond),
[a]	Series B-1, 4.00% due 2/1/2052 (put 8/1/2031)	4,570,000	4,565,745
[a]	Series E-1, 5.00% due 2/1/2054 (put 3/1/2031)	7,000,000	7,376,873
[a]	California Community Choice Financing Authority (Guaranty: New York Life Insurance Co.) (Green Bond), Series 2024H, 5.00% due 1/1/2056 (put 8/1/2033)	2,000,000	2,172,240
[a]	California Community Choice Financing Authority (Guaranty: Pacific Life Insurance Co.) (Green Bond), Series F, 5.00% due 2/1/2055 (put 11/1/2032)	6,400,000	6,856,166
[a]	California Community Choice Financing Authority (Guaranty: Royal Bank of Canada) (Green Bond), Series D, 5.00% due 2/1/2055 (put 9/1/2032)	5,000,000	5,379,785
	California Educational Facilities Authority (Art Center College of Design), Series A, 5.00% due 12/1/2033	375,000	392,246
[a]	California Housing Finance Agency (Del Sur Family Housing LP), Series V, 5.00% due 5/1/2054 (put 11/1/2026)	3,875,000	3,976,668
	California Housing Finance Agency (FHA) (Green Bond),
	Series A-1,
	3.60% due 8/1/2034	200,000	200,889
	3.65% due 2/1/2035 - 8/1/2035	1,285,000	1,290,331
	Series A-2,
[a]	3.25% due 8/1/2064 (put 2/1/2028)	4,000,000	4,027,364
[a]	3.60% due 8/1/2063 (put 8/1/2026)	2,500,000	2,519,950
[a]	California Infrastructure & Economic Development Bank (J Paul Getty Trust), Series B-2, 3.00% due 10/1/2047 (put 10/1/2026)	670,000	673,522
	California Municipal Finance Authority (Aldersly) (California Mtg Insurance),
	Series B-1, 4.00% due 11/15/2028	595,000	595,240
	Series B-2, 3.75% due 11/15/2028	2,990,000	2,991,665
	California Municipal Finance Authority (Alexander Napa LP) (FNMA), Series A, 3.60% due 11/1/2034	2,900,000	2,829,617
	California Municipal Finance Authority (Ararat Home of Los Angeles, Inc.) (California Mtg Insurance), 5.00% due 5/15/2033 - 5/15/2034	200,000	217,153
	California Municipal Finance Authority (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio) (Green Bond), Series A, 5.00% due 8/15/2032 - 8/15/2034	835,000	911,406
	California Municipal Finance Authority (CHF-Davis II LLC) (BAM), 5.00% due 5/15/2028	2,100,000	2,215,410
	California Municipal Finance Authority (CHF-Davis II LLC) (BAM) (Green Bond),
	4.00% due 5/15/2032	600,000	617,503
	5.00% due 5/15/2025 - 5/15/2031	2,295,000	2,430,901
	California Municipal Finance Authority (Palomar Health Obligated Group) (AGM) COP, Series A, 5.00% due 11/1/2027 - 11/1/2032	500,000	520,339
	California Municipal Finance Authority (Republic Services, Inc.) AMT,
	Series A,
[a]	3.875% due 3/1/2054 (put 3/1/2034)	2,000,000	1,908,500
[a]	4.375% due 9/1/2053 (put 9/1/2033)	3,000,000	2,989,452
[a]	California Municipal Finance Authority (Roseville Affordable LP), Series B, 3.75% due 6/1/2028 (put 6/1/2027)	1,000,000	1,017,415
[a]	California Municipal Finance Authority (View at San Bruno LP), Series A-1, 5.00% due 6/1/2056 (put 7/1/2028)	1,020,000	1,075,624
	California Municipal Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT,
	Series A,
[a]	4.125% due 10/1/2041 (put 10/1/2025)	750,000	751,030
[a]	4.25% due 12/1/2044 (put 12/1/2025)	2,000,000	1,999,458
[a]	Series B, 4.80% due 11/1/2041 (put 6/2/2025)	1,000,000	1,000,929
	California Pollution Control Financing Authority (Guaranty: Waste Management, Inc.) AMT, Series A1, 3.375% due 7/1/2025	750,000	749,200
[a,b]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, 3.70% due 7/1/2043 (put 8/15/2025)	3,000,000	2,993,721
[a]	California Pollution Control Financing Authority (Waste Management, Inc.) AMT, Series A, 4.25% due 11/1/2038 (put 7/2/2029)	3,000,000	3,050,061

See notes to financial statements.	Semi-Annual Financial Statements | 241

Schedule of Investments, Continued

Thornburg California Limited Term Municipal Fund | March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	California State Public Works Board,
	Series C, 5.00% due 9/1/2033	$1,500,000	$1,682,980
	Series D, 4.00% due 4/1/2033	1,045,000	1,052,662
[a]	California State University, Series B-3, 3.125% due 11/1/2051 (put 11/1/2026)	4,200,000	4,192,331
	California Statewide Communities Development Authority (CHF-Irvine LLC), 5.00% due 5/15/2027	500,000	509,593
	California Statewide Communities Development Authority (CHF-Irvine LLC) (BAM), 5.00% due 5/15/2032	2,420,000	2,644,680
	California Statewide Communities Development Authority (Heritage Park Apartments Roseville LP) (FNMA), Series A, 3.70% due 4/1/2035	1,000,000	979,442
[a]	California Statewide Communities Development Authority (Kaiser Foundation Hospitals), Series 2004-MR, 5.00% due 4/1/2038 (put 11/1/2029)	2,830,000	3,066,735
	California Statewide Communities Development Authority (Methodist Hospital of Southern California Obligated Group), 5.00% due 1/1/2031	200,000	212,904
	California Statewide Communities Development Authority (Odd Fellows Home) (California Mtg Insurance), Series A, 5.00% due 4/1/2026	250,000	255,647
	California Statewide Communities Development Authority (Southern California Edison Co.),
	Series A, 1.75% due 9/1/2029	2,500,000	2,200,705
	Series D, 4.50% due 11/1/2033	3,500,000	3,543,141
[a]	California Statewide Communities Development Authority (Vintage at Folsom LP), Series E-2, 5.00% due 10/1/2028 (put 10/1/2027)	650,000	682,608
	Calipatria (Educational Facilities) (BAM) USD GO, Series B, Zero Coupon due 8/1/2025	665,000	656,937
	Cathedral City Redevelopment Successor Agency (Merged Redevelopment Area) (BAM), Series A, 5.00% due 8/1/2029 - 8/1/2034	2,090,000	2,321,121
	Centinela Valley Union High School District (AGM) GO, Series C, 4.00% due 8/1/2034	365,000	367,618
[a]	Central Valley Energy Authority (Guaranty: Pacific Life Insurance Co.), 5.00% due 12/1/2055 (put 8/1/2035)	2,000,000	2,175,076
	City of Chula Vista Redevelopment Successor Agency (AGM), 5.00% due 10/1/2032	1,070,000	1,096,790
	City of Colton Redevelopment Successor Agency (Multiple Redevelopment Project Areas) (BAM), 5.00% due 8/1/2025	950,000	956,835
	City of Fresno (Fresno Airport Revenue) (BAM) AMT, Series A, 5.00% due 7/1/2030 - 7/1/2033	3,255,000	3,498,570
	City of Los Angeles Department of Airports AMT,
	Series B, 5.00% due 5/15/2030 - 5/15/2032	4,600,000	4,721,498
	Series C, 5.00% due 5/15/2031	400,000	413,834
	Series D, 5.00% due 5/15/2033	5,435,000	5,760,214
[a]	City of San Jose (Allied 1510 Parkmoor LP) (HUD), Series F-2, 5.00% due 6/1/2027 (put 6/1/2026)	2,000,000	2,051,610
	City of San Mateo (San Mateo Community Facilities District No. 2008-1) (BAM), 5.00% due 9/1/2027 - 9/1/2032	3,915,000	4,238,168
	City of Stockton Redevelopment Successor Agency (Redevelopment of Midtown, North & South Stockton & Waterfront Areas) (AGM), Series A,
	5.00% due 9/1/2025	1,155,000	1,165,113
	City of Victorville Electric Revenue, Series A, 5.00% due 5/1/2028 - 5/1/2032	1,090,000	1,187,497
	County of Riverside, Series A, 3.00% due 10/17/2025	1,500,000	1,502,476
	County of Sacramento CA Airport System Revenue AMT, Series C, 5.00% due 7/1/2027	1,925,000	2,000,539
	Elk Grove Finance Authority (Poppy Ridge CFD No. 2003-1 & East Franklin CFD No. 2002-1), 5.00% due 9/1/2025	750,000	754,879
	Fremont Union High School District GO, 5.00% due 8/1/2025	500,000	504,174
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2027	1,230,000	1,286,542
	Guam Waterworks Authority (Water & Wastewater System), 5.00% due 7/1/2025	850,000	852,884
	Hesperia Community Redevelopment Successor Agency (AGM), Series A, 5.00% due 9/1/2030	500,000	531,068
	Indio Finance Authority (BAM), Series A, 5.00% due 11/1/2029 - 11/1/2032	1,550,000	1,717,998
	Jurupa Public Financing Authority (AGM), 5.00% due 9/1/2032	2,260,000	2,540,986
	Lammersville Joint (BAM) USD, 5.00% due 9/1/2028 - 9/1/2032	4,055,000	4,486,159
	Los Angeles Community College District GO, 5.00% due 8/1/2026 - 8/1/2034	6,000,000	6,592,434
[a]	Los Angeles County Development Authority (2111 Firestone LP) (HUD), Series E, 5.00% due 7/1/2043 (put 7/1/2026)	2,605,000	2,662,568
[a]	Los Angeles County Development Authority (Century Wlava 2 LP) (HUD), Series C, 3.75% due 12/1/2046 (put 12/1/2026)	2,500,000	2,500,987
[a]	Los Angeles County Development Authority (VA Building 402 LP) (HUD), Series F, 3.375% due 1/1/2046 (put 7/1/2026)	4,030,000	4,043,396
	Los Angeles Housing Authority (FNMA), Series A, 3.75% due 4/1/2034	3,000,000	2,979,138
[a]	Los Angeles Housing Authority (One San Pedro Phase I LP), Series B, 3.25% due 2/1/2029 (put 2/1/2028)	1,000,000	1,002,200
	Los Angeles USD (Green Bond) COP, Series A, 5.00% due 10/1/2033	3,000,000	3,415,971
	Los Angeles USD GO, Series A, 5.00% due 7/1/2034	500,000	578,864
	Municipal Improvement Corp. (Los Angeles), Series B, 4.00% due 11/1/2033	1,225,000	1,237,671
	Norman Y Mineta San Jose International Airport SJC AMT, Series A, 5.00% due 3/1/2028	1,000,000	1,028,643
[a]	Northern California Energy Authority (Guaranty: Paclife Life Insurance Co.), Series A-1, 5.00% due 12/1/2054 (put 8/1/2030)	1,000,000	1,055,393
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2025	1,300,000	1,310,530
	Peralta Community College District GO, 5.00% due 8/1/2031 - 8/1/2033	2,065,000	2,308,807
	Pittsburg Redevelopment Successor Agency (AGM), Series A, 5.00% due 9/1/2026 - 9/1/2029	1,535,000	1,575,695
	Port of Los Angeles AMT, Series A-1, 5.00% due 8/1/2033 - 8/1/2034	1,450,000	1,591,283
	Rancho Santa Fe Community Services District Financing Authority, Series A, 5.00% due 9/1/2025	1,745,000	1,761,663
	Riverside County Public Financing Authority (Capital Facilities Project) ETM, 5.00% due 11/1/2025	1,000,000	1,015,822
	Riverside County Public Financing Authority (Redevelopment Project Area No. 1) (AGM), Series A, 5.00% due 10/1/2033 - 10/1/2034	1,600,000	1,815,590
	Riverside County Redevelopment Successor Agency (AGM), Series B, 5.00% due 10/1/2030	500,000	504,447
	Riverside County Redevelopment Successor Agency (BAM), Series B, 5.00% due 10/1/2030	750,000	756,664
	Rosemead CDC Successor Agency (Rosemead Merged Project Area) (BAM), 5.00% due 10/1/2025 - 10/1/2026	1,150,000	1,178,946
[a]	Sacramento Municipal Utility District, Series B, 5.00% due 8/15/2049 (put 10/15/2025)	1,270,000	1,271,361
	San Diego County Regional Airport Authority, Series A, 5.00% due 7/1/2033	500,000	540,545

242 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

  Thornburg California Limited Term Municipal Fund | March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	San Diego County Regional Airport Authority AMT,
	Series B, 5.00% due 7/1/2030 - 7/1/2033	$5,380,000	$5,836,774
	Series C, 5.00% due 7/1/2031 - 7/1/2033	2,560,000	2,732,714
	San Francisco City & County Airport Comm-San Francisco International Airport AMT, Series A, 5.00% due 5/1/2032 - 5/1/2035	8,000,000	8,559,952
	San Francisco Community College District (BAM) GO, Series B, 5.00% due 6/15/2033 - 6/15/2034	1,150,000	1,298,206
[a]	San Joaquin Valley Clean Energy Authority (Guaranty: Goldman Sachs Group, Inc.) (Green Bond), Series A, 5.50% due 1/1/2056 (put 7/1/2035)	2,500,000	2,778,165
	San Marcos Redevelopment Successor Agency, Series A, 5.00% due 10/1/2033	1,000,000	1,008,139
	San Mateo County Transit District Sales Tax Revenue, Series A, 5.00% due 6/1/2029	1,000,000	1,004,232
	Santa Clara County Financing Authority, Series Q, 4.00% due 5/15/2032	1,040,000	1,041,137
	Santa Cruz County Capital Financing Authority, Series A-1, 4.00% due 6/1/2029 - 6/1/2034	2,685,000	2,779,095
	State of California GO,
	4.00% due 9/1/2034	1,000,000	1,004,166
	5.00% due 8/1/2027 - 8/1/2033	2,640,000	2,745,898
	Stockton Public Financing Authority (Stockton Water Revenue) (BAM) (Green Bond), Series A, 5.00% due 10/1/2025 - 10/1/2027	1,735,000	1,798,593
	Torrance USD GO, 4.25% due 8/1/2033	1,320,000	1,340,550
	Tustin (Community Facilities District No. 97-1) USD, Series A, 5.00% due 9/1/2031	450,000	451,116
	Ventura County Community College District GO, 4.00% due 8/1/2032	1,000,000	1,002,644
	West Contra Costa (BAM) USD GO, Series B, 5.00% due 8/1/2035	425,000	486,138
	West Valley-Mission Community College District GO, Series B, 4.00% due 8/1/2034	1,150,000	1,151,492
	TOTAL LONG-TERM MUNICIPAL BONDS — 95.4% (Cost $244,331,549)		246,017,154

	SHORT-TERM INVESTMENTS — 1.7%
	MUNICIPAL BONDS — 0.9%
[a]	Regents of the University of California Medical Center Pooled Revenue, Series K, 2.75% due 5/15/2047 (put 4/1/2025)	2,425,000	2,425,000
	TOTAL MUNICIPAL BONDS — 0.9% (Cost $2,425,000)		2,425,000

	MUTUAL FUND — 0.1%
[c]	State Street Institutional Treasury Money Market Fund, Premier Class, 4.24%	146,787	146,787
	TOTAL MUTUAL FUND — 0.1% (Cost $146,787)		146,787

	U.S. TREASURY SECURITIES — 0.7%
	U.S. Treasury Bills,
	4.297% due 4/10/2025	540,000	539,429
	4.307% due 4/17/2025	1,266,000	1,263,618
	TOTAL U.S. TREASURY SECURITIES — 0.7% (Cost $1,803,047)		$1,803,047
	TOTAL SHORT-TERM INVESTMENTS — 1.7% (Cost $4,374,834)		4,374,834

	TOTAL INVESTMENTS — 97.1% (Cost $248,706,383)		$250,391,988

	OTHER ASSETS LESS LIABILITIES — 2.9%		7,552,902

	NET ASSETS — 100.0%		$257,944,890

See notes to financial statements.	Semi-Annual Financial Statements | 243

Schedule of Investments, Continued

Thornburg California Limited Term Municipal Fund | March 31, 2025 (Unaudited)

Footnote Legend

a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on March 31, 2025.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $2,993,721, representing 1.16% of the Fund’s net assets.

c	Rate represents the money market fund annualized seven-day yield at March 31, 2025.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM	Insured by Assured Guaranty Municipal Corp.	GO	General Obligation
AMT	Alternative Minimum Tax	HFFA	Health Facilities Financing Authority
BAM	Insured by Build America Mutual Insurance Co.	HUD	Insured by Housing and Urban Development
CDC	Community Development Commission	Mtg	Mortgage
COP	Certificates of Participation	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
ETM	Escrowed to Maturity		Index
FHA	Insured by Federal Housing Administration	USD	Unified School District
FNMA	Collateralized by Federal National Mortgage Association	VA	Veterans Affairs

244 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments

Thornburg New Mexico Intermediate Municipal Fund | March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	LONG-TERM MUNICIPAL BONDS — 91.4%
	Albuquerque Bernalillo County Water Utility Authority (2007 NMFA Loan & Joint Water & Sewer System Improvements), 5.00% due 7/1/2032	$2,000,000	$2,010,088
	Albuquerque Municipal School District No. 12 (Bernalillo & Sandoval Counties School Facilities) (State Aid Withholding) GO, Series 2017, 5.00% due 8/1/2031	1,000,000	1,023,013
	Albuquerque Municipal School District No. 12 (State Aid Withholding) GO,
	5.00% due 8/1/2027 - 8/1/2033	420,000	434,575
	Series 2017, 5.00% due 8/1/2028	600,000	615,760
	Series A, 5.00% due 8/1/2032	1,100,000	1,197,415
	Antonio B Won Pat International Airport Authority AMT,
	Series A,
	5.00% due 10/1/2033 - 10/1/2034	300,000	310,552
	5.25% due 10/1/2039	100,000	104,136
	City of Albuquerque (City Infrastructure Improvements) GRT, Series A, 5.00% due 7/1/2033 - 7/1/2034	2,300,000	2,308,607
	City of Albuquerque GO, Series A, 5.00% due 7/1/2025	500,000	502,596
	City of Albuquerque GRT,
	5.00% due 7/1/2038	125,000	136,818
	Series B, 5.00% due 7/1/2040	500,000	536,444
	Series C, 4.00% due 7/1/2032	1,215,000	1,222,432
	City of Albuquerque Refuse Removal & Disposal Revenue, 5.00% due 7/1/2030	40,000	43,804
	City of Albuquerque Transportation Infrastructure GRT, 4.00% due 7/1/2031	800,000	816,992
	City of Farmington (Public Service Co. of New Mexico),
[a]	Series C, 3.875% due 6/1/2040 (put 6/1/2029)	2,000,000	2,004,848
[a]	Series D, 3.90% due 6/1/2040 (put 6/1/2028)	2,115,000	2,125,378
	City of Las Cruces (Joint Utility System), 4.00% due 6/1/2028	475,000	480,367
	City of Roswell (Joint Water & Sewer Improvement) (BAM), 5.00% due 6/1/2035 - 6/1/2036	1,220,000	1,239,390
	City of Roswell GRT, 4.00% due 8/1/2030	200,000	203,089
	City of Santa Fe (Public Facilities) GRT, Series A, 5.00% due 6/1/2034 - 6/1/2038	1,870,000	1,961,592
	County of Bernalillo (Government Services) (AMBAC) GRT, 5.25% due 10/1/2025	3,850,000	3,894,895
	County of Bernalillo (Government Services) (NPFG) GRT, Series B, 5.70% due 4/1/2027	430,000	454,743
	County of Bernalillo (Government Services) GRT,
	5.25% due 4/1/2027	125,000	128,527
	Series B, 5.70% due 4/1/2027	1,070,000	1,131,571
	County of McKinley (BAM) GRT, 4.00% due 6/1/2043	750,000	712,088
	County of San Juan (County Capital Improvements) GRT, Series B, 5.00% due 6/15/2028 - 6/15/2030	2,645,000	2,648,817
	County of Santa Fe (County Correctional System) (AGM), 6.00% due 2/1/2027	410,000	426,019
[a]	County of Santa Fe (Cresta Ranch Apartments LLP), 3.29% due 12/10/2049 (put 6/1/2028)	500,000	498,860
	County of Santa Fe GO, 4.25% due 7/1/2038	1,065,000	1,091,622
	Guam Power Authority, Series A, 5.00% due 10/1/2042	1,750,000	1,802,313
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2026	730,000	751,524
	Hobbs School District No. 16 (State Aid Withholding) GO, 5.00% due 9/15/2026 - 9/15/2027	650,000	673,856
	Inspiration Public Improvement District (BAM), 4.00% due 10/1/2044	350,000	316,678
	Lea County Public School District No. 8 Eunice (State Aid Withholding) GO, 5.00% due 9/15/2032 - 9/15/2033 (pre-refunded 9/15/2029)	2,185,000	2,372,091
	Los Diamantes Public Improvement District (BAM), 4.00% due 10/1/2044	500,000	459,637
	Loving Municipal School District No. 10 (State Aid Withholding) GO, 5.00% due 9/15/2027	1,085,000	1,132,885
	New Mexico Finance Authority, Series D, 5.00% due 6/1/2040	845,000	881,400
	New Mexico Finance Authority (Public Project Revolving Fund),
	Series B,
	4.00% due 6/1/2029 - 6/1/2030	2,425,000	2,428,662
	5.00% due 6/1/2043	1,000,000	1,069,986
	Series C, 5.00% due 6/1/2032	250,000	250,686
	Series D, 4.00% due 6/1/2033 - 6/1/2034	5,245,000	5,289,831
	New Mexico Finance Authority (State of New Mexico Department of Transportation), Series A, 5.00% due 6/15/2025 - 6/15/2026	1,230,000	1,258,217
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group), 5.00% due 8/1/2031 (pre-refunded 8/1/2025)	600,000	604,117
	Series A,
	4.00% due 8/1/2036 - 8/1/2037	3,965,000	3,864,311
	5.00% due 8/1/2039	1,440,000	1,488,990
	New Mexico Institute of Mining & Technology (Campus Buildings Acquisition & Improvements) (AGM), 4.00% due 12/1/2040	700,000	672,641
	New Mexico Mortgage Finance Authority, Series A-1, 3.20% due 9/1/2031	460,000	437,032
	New Mexico Mortgage Finance Authority (FHLMC, FNMA, GNMA),
	Series A Class I, 4.50% due 9/1/2044	220,000	219,270
	Series A, 4.25% due 9/1/2043	995,000	959,423
	Series B, 4.55% due 9/1/2043	1,485,000	1,476,803

See notes to financial statements.	Semi-Annual Financial Statements | 245

Schedule of Investments, Continued

Thornburg New Mexico Intermediate Municipal Fund | March 31, 2025 (Unaudited)

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Series C,
	4.55% due 9/1/2043	$2,220,000	$2,214,272
	4.60% due 9/1/2044	1,465,000	1,456,693
	Series E Class I, 4.45% due 9/1/2044	1,200,000	1,156,110
	Series F, 2.85% due 7/1/2039	775,000	625,720
	Series G, 4.375% due 9/1/2044	1,150,000	1,098,771
[a]	New Mexico Mortgage Finance Authority (JLG SAF 2023 LLLP) (HUD), 5.00% due 2/1/2042 (put 6/1/2025)	1,000,000	1,002,494
	New Mexico Municipal Energy Acquisition Authority (Guaranty: Royal Bank of Canada),
[a]	5.00% due 6/1/2054 (put 11/1/2030)	1,000,000	1,054,177
[a]	Series A, 5.00% due 11/1/2039 (put 5/1/2025)	1,000,000	1,001,136
	Regents of New Mexico State University (Campus Buildings Acquisition & Improvements), Series A, 5.00% due 4/1/2032 - 4/1/2036	4,280,000	4,409,695
	Santa Fe Public School District (State Aid Withholding) GO, 5.00% due 8/1/2025 - 8/1/2031	1,470,000	1,508,635
	State of New Mexico Severance Tax Permanent Fund,
	5.00% due 7/1/2028	465,000	493,692
	Series A, 5.00% due 7/1/2025 - 7/1/2029	1,500,000	1,543,217
	Town of Silver City (BAM) GRT, 5.00% due 6/1/2037	610,000	641,599
	University of New Mexico, Series A, 4.00% due 6/1/2032	385,000	388,206
	University of New Mexico (AGM), 4.375% due 6/1/2043	1,005,000	1,005,872
	Village of Los Ranchos de Albuquerque (Albuquerque Academy),
	4.00% due 9/1/2040	1,500,000	1,403,750
	5.00% due 9/1/2031	300,000	321,761
	Volterra Public Improvement District (BAM), 4.00% due 10/1/2043	1,000,000	935,303
	TOTAL LONG-TERM MUNICIPAL BONDS — 91.4% (Cost $81,017,933)		80,936,494

	SHORT-TERM INVESTMENTS — 6.4%
	MUTUAL FUND — 0.0%
[b]	State Street Institutional Treasury Money Market Fund, Premier Class, 4.24%	2,079	2,079
	TOTAL MUTUAL FUND — 0.0% (Cost $2,079)		2,079

	U.S. TREASURY SECURITIES — 6.4%
	U.S. Treasury Bills,
	4.286% due 4/10/2025	758,000	757,202
	4.288% due 4/24/2025	630,000	628,303
	4.29% due 4/17/2025	198,000	197,629
	4.297% due 4/15/2025	890,000	888,537
	4.298% due 4/3/2025	460,000	459,891
	4.30% due 4/8/2025	890,000	889,268
	4.302% due 4/3/2025	430,000	429,899
	4.303% due 4/17/2025	132,000	131,752
	4.307% due 4/17/2025	512,000	511,037
	4.309% due 4/1/2025	735,000	735,000
	TOTAL U.S. TREASURY SECURITIES — 6.4% (Cost $5,628,518)		$5,628,518
	TOTAL SHORT-TERM INVESTMENTS — 6.4% (Cost $5,630,597)		5,630,597

	TOTAL INVESTMENTS — 97.8% (Cost $86,648,530)		$86,567,091

	OTHER ASSETS LESS LIABILITIES — 2.2%		1,978,900

	NET ASSETS — 100.0%		$88,545,991

Footnote Legend

a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule.

The rates shown are those in effect on March 31, 2025.

b	Rate represents the money market fund annualized seven-day yield at March 31, 2025.

246 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg New Mexico Intermediate Municipal Fund | March 31, 2025 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM	Insured by Assured Guaranty Municipal Corp.	GNMA	Collateralized by Government National Mortgage Association
AMBAC	Insured by American Municipal Bond Assurance Corp.	GO	General Obligation
AMT	Alternative Minimum Tax	GRT	Gross Receipts Tax
BAM	Insured by Build America Mutual Insurance Co.	HUD	Insured by Housing and Urban Development
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.	NMFA	New Mexico Finance Authority
FNMA	Collateralized by Federal National Mortgage Association	NPFG	Insured by National Public Finance Guarantee Corp.

See notes to financial statements.	Semi-Annual Financial Statements | 247

Schedule of Investments

Thornburg New York Intermediate Municipal Fund | March 31, 2025 (Unaudited)

		PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	LONG-TERM MUNICIPAL BONDS — 95.3%
	Antonio B Won Pat International Airport Authority AMT, Series A, 5.25% due 10/1/2040	$200,000	$207,551
	Build NYC Resource Corp. (Young Men’s & Young Women’s Hebrew Association), 5.00% due 12/1/2032	400,000	447,547
	City of Long Beach (BAM) GO, Series B, 5.25% due 7/15/2042	500,000	525,529
	City of New York GO, Series A, 5.00% due 8/1/2043	800,000	841,246
	Dutchess County Local Development Corp. (Tompkins Terrace Housing LP) (FNMA) (Green Bond), 5.00% due 10/1/2040	500,000	528,833
	Guam Power Authority, Series A, 5.00% due 10/1/2042	250,000	257,473
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2026	500,000	514,742
	Guam Waterworks Authority (Water & Wastewater System), 5.00% due 7/1/2026 - 7/1/2027	885,000	906,023
	Hudson Yards Infrastructure Corp. (Hudson Yards Subway Station), Series A, 5.00% due 2/15/2035	1,000,000	1,031,363
	Long Island Power Authority (Electric System Capital Improvements) (AGC), Series C, 5.25% due 9/1/2029	645,000	697,077
	Metropolitan Transportation Authority,
	Series A-1, 5.00% due 11/15/2040	205,000	205,412
	Series D-1, 5.00% due 11/15/2031	1,000,000	1,008,555
	Monroe County (Monroe Community College Association, Inc.) (AGM) IDC, 5.00% due 1/15/2028 - 1/15/2029	550,000	550,430
	Nassau County Sewer & Storm Water Finance Authority (Sewerage & Storm Water Resource Facilities), Series A, 5.00% due 10/1/2028 - 10/1/2031	1,400,000	1,400,714
	New York City Housing Development Corp. (CSA Preservation Partners LLC) (HUD) (Green Bond), Series A, 4.45% due 8/1/2043	200,000	191,005
	New York City Housing Development Corp. (FHA) (Green Bond), Series A-1, 4.55% due 11/1/2044	300,000	299,115
	New York City Housing Development Corp. (Green Bond),
	Series F-1A, 4.30% due 11/1/2044	350,000	335,838
	Series G, 4.60% due 11/1/2043	250,000	250,866
	New York City Housing Development Corp. (HUD) (Green Bond), Series B-1-A, 4.50% due 11/1/2044	100,000	98,659
	New York City Municipal Water Finance Authority (New York City Water & Sewer System),
	Series AA-2, 4.00% due 6/15/2042	350,000	334,624
	Series BB, 5.00% due 6/15/2045	250,000	263,156
	Series EE, 4.00% due 6/15/2042	250,000	241,293
	New York City Transitional Finance Authority Future Tax Secured Revenue,
	Series A, 5.00% due 11/1/2036	1,000,000	1,072,520
	Series A1, 5.00% due 8/1/2038	1,000,000	1,038,068
	New York State Dormitory Authority (AGM, State Aid Withholding), Series A, 5.00% due 10/1/2043 - 10/1/2044	600,000	627,899
	New York State Dormitory Authority (Barnard College), Series A, 5.00% due 7/1/2041	250,000	257,492
	New York State Dormitory Authority (Orange & Ulster Counties Board Coop Educational Services Sole Supervisory District), Series A, 4.25% due 8/15/2044	300,000	297,634
	New York State Dormitory Authority (School District Financing Program) (AGM, State Aid Withholding), Series A, 5.00% due 10/1/2028	200,000	200,282
	New York State Dormitory Authority (State Aid Withholding), Series A, 5.00% due 10/1/2032 - 10/1/2033	450,000	461,256
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue),
	Series A, 4.00% due 3/15/2040 - 3/15/2042	750,000	733,242
	Series E, 4.00% due 3/15/2039	350,000	349,583
	New York State Dormitory Authority (State of New York Sales Tax Revenue), Series A-1, 4.00% due 3/15/2043	500,000	471,135
	New York State Energy Research & Development Authority (New York State Electric & Gas Corp.), Series C, 4.00% due 4/1/2034	550,000	555,112
[a]	New York State Environmental Facilities Corp. (Waste Management, Inc.) AMT, 3.70% due 5/1/2030 (put 5/1/2025)	1,000,000	999,426
[a]	New York State Housing Finance Agency (325 Kent LLC) (FNMA), Series A, 3.95% due 11/1/2050 (put 1/1/2035)	500,000	499,574
	New York State Housing Finance Agency (HUD, SONYMA) (Green Bond),
	Series A-1, 4.60% due 11/1/2045	500,000	493,034
[a]	Series A-2, 3.65% due 11/1/2062 (put 11/1/2028)	250,000	249,788
	Series C-1, 4.50% due 11/1/2043	250,000	247,996
	New York Transportation Development Corp. (JFK International Air Terminal LLC) AMT, 5.00% due 12/1/2038 - 12/1/2041	500,000	512,072
	New York Transportation Development Corp. (JFK NTO LLC) (Green Bond) AMT, 5.25% due 6/30/2044	250,000	259,523
	Port Authority of New York & New Jersey AMT,
	Series 207, 5.00% due 9/15/2032	250,000	257,174
	Series 238, 5.00% due 7/15/2040	400,000	421,984
	Rockland County Solid Waste Management Authority, Series A, 5.50% due 12/15/2041	335,000	375,028
	State of New York Mortgage Agency Homeowner Mortgage Revenue (SONYMA) (Green Bond), Series 264, 4.375% due 10/1/2044	350,000	335,623
	State of New York Mortgage Agency Homeowner Mortgage Revenue (SONYMA) (Green Bond) AMT, Series 262, 4.45% due 4/1/2036	210,000	205,955
	Tompkins County Development Corp. (Ithaca College), 5.00% due 7/1/2027	360,000	361,584
	Town of Hempstead GO, 4.00% due 5/1/2044	300,000	296,084
	Triborough Bridge & Tunnel Authority, Series A, 5.00% due 11/15/2033	250,000	250,491
[a]	Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue), Series B2, 5.00% due 5/15/2050 (put 5/15/2026)	255,000	260,183
	Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series A, 5.00% due 9/1/2033	645,000	688,570
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2026 - 7/1/2028	580,000	595,611
	TOTAL LONG-TERM MUNICIPAL BONDS — 95.3% (Cost $24,607,308)		$24,510,974

248 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg New York Intermediate Municipal Fund | March 31, 2025 (Unaudited)

		PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	SHORT-TERM MUNICIPAL BONDS — 1.9%
[a]	Metropolitan Transportation Authority (LOC Barclays Bank plc), Series E 1, 3.60% due 11/15/2050 (put 4/1/2025)	$500,000	$500,000
	TOTAL SHORT-TERM MUNICIPAL BONDS — 1.9% (Cost $500,000)		$500,000

	TOTAL INVESTMENTS — 97.2% (Cost $25,107,308)		$25,010,974

	OTHER ASSETS LESS LIABILITIES — 2.8%		708,893

	NET ASSETS — 100.0%		$25,719,867

Footnote Legend

a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule.

The rates shown are those in effect on March 31, 2025.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

AGC	Insured by Assured Guaranty Corp.	GO	General Obligation
AGM	Insured by Assured Guaranty Municipal Corp.	HUD	Insured by Housing and Urban Development
AMT	Alternative Minimum Tax	IDC	Industrial Development Corp.
BAM	Insured by Build America Mutual Insurance Co.	LOC	Letter of Credit
FHA	Insured by Federal Housing Administration	SONYMA	State of New York Mortgage Agency
FNMA	Collateralized by Federal National Mortgage Association

See notes to financial statements.	Semi-Annual Financial Statements | 249

Statements of Assets and Liabilities

March 31, 2025 (Unaudited)

	THORNBURG SHORT DURATION MUNICIPAL FUND	THORNBURG LIMITED TERM MUNICIPAL FUND	THORNBURG INTERMEDIATE MUNICIPAL FUND	THORNBURG STRATEGIC MUNICIPAL INCOME FUND
ASSETS
Investment in securities, at cost	$115,617,023	$2,219,387,293	$1,009,626,798	$356,656,242
Investments at value	116,047,086	2,254,009,914	1,018,665,325	361,191,317
Cash	930	985	-	3,116
Receivable for investments sold	463,797	22,379,291	11,793,298	947,873
Receivable for fund shares sold	55	1,999,369	2,233,921	450,755
Dividends receivable	552	3,049	1,714	93
Principal and interest receivable	1,425,398	27,456,757	12,811,398	4,621,976
Prepaid expenses and other assets	23,962	58,923	34,716	43,871

Total Assets	117,961,780	2,305,908,288	1,045,540,372	367,259,001

LIABILITIES
Payable for investments purchased	2,110,560	29,678,451	19,355,205	2,001,510
Payable for fund shares redeemed	25,788	2,995,417	1,685,842	489,350
Payable to investment advisor and other affiliates	34,303	1,147,113	453,853	155,468
Accounts payable and accrued expenses	49,697	901,387	129,828	74,957
Dividends payable	115,904	459,817	332,472	11,601

Total Liabilities	2,336,252	35,182,185	21,957,200	2,732,886

NET ASSETS	$115,625,528	$2,270,726,103	$1,023,583,172	$364,526,115

NET ASSETS CONSIST OF

Net capital paid in on shares of beneficial interest	$122,803,681	$2,498,305,125	$1,056,039,190	$384,439,194
Accumulated loss	(7,178,153)	(227,579,022)	(32,456,018)	(19,913,079)

NET ASSETS	$115,625,528	$2,270,726,103	$1,023,583,172	$364,526,115

250 | Semi-Annual Financial Statements

Statements of Assets and Liabilities, Continued

March 31, 2025 (Unaudited)

	THORNBURG SHORT DURATION MUNICIPAL FUND	THORNBURG LIMITED TERM MUNICIPAL FUND	THORNBURG INTERMEDIATE MUNICIPAL FUND		THORNBURG STRATEGIC MUNICIPAL INCOME FUND
NET ASSET VALUE
Class A Shares: Net assets applicable to shares outstanding	$6,292,372	$488,226,338	$238,777,523		$66,566,927
Shares outstanding	528,111	36,225,901	18,295,830		4,771,524
Net asset value and redemption price per share	$11.91	$13.48	$13.05		$13.95
Maximum offering price per share (net asset value, plus 2.25% of offering price)	$12.18	$13.79	$13.32	*	$14.23	*

Class C Shares: Net assets applicable to shares outstanding	-	32,232,878	12,294,572		3,653,087
Shares outstanding	-	2,387,350	940,924		261,560
Net asset value and redemption price per share**	-	13.50	13.07		13.97

Class C2 Shares: Net assets applicable to shares outstanding	-	2,466,142	1,367,816		-
Shares outstanding	-	182,616	104,672		-
Net asset value and redemption price per share**	-	13.50	13.07		-

Class I Shares: Net assets applicable to shares outstanding	109,333,156	1,747,800,745	771,143,261		294,306,101
Shares outstanding	9,178,934	129,673,664	59,164,531		21,077,787
Net asset value and redemption price per share	11.91	13.48	13.03		13.96

*	Net asset value, plus 2.00% of offering price.

**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

Semi-Annual Financial Statements | 251

Statements of Assets and Liabilities, Continued

March 31, 2025 (Unaudited)

	THORNBURG CALIFORNIA LIMITED TERM MUNICIPAL FUND	THORNBURG NEW MEXICO INTERMEDIATE MUNICIPAL FUND	THORNBURG NEW YORK INTERMEDIATE MUNICIPAL FUND
ASSETS
Investment in securities, at cost	$248,706,383	$86,648,530	$25,107,308
Investments at value	250,391,988	86,567,091	25,010,974
Cash	2,854,423	430,364	203,202
Receivable for investments sold	2,070,000	565,000	-
Receivable for fund shares sold	47,999	107,709	225,494
Dividends receivable	1,049	40	42
Principal and interest receivable	3,105,515	1,044,939	325,497
Prepaid expenses and other assets	15,232	10,699	7,145

Total Assets	258,486,206	88,725,842	25,772,354

LIABILITIES
Payable for fund shares redeemed	278,956	73,715	10,663
Payable to investment advisor and other affiliates	112,417	61,445	6,864
Accounts payable and accrued expenses	78,882	35,639	25,775
Dividends payable	71,061	9,052	9,185

Total Liabilities	541,316	179,851	52,487

NET ASSETS	$257,944,890	$88,545,991	$25,719,867

NET ASSETS CONSIST OF
Net capital paid in on shares of beneficial interest	$274,660,190	$94,153,857	$27,146,138
Accumulated loss	(16,715,300)	(5,607,866)	(1,426,271)

NET ASSETS	$257,944,890	$88,545,991	$25,719,867

252 | Semi-Annual Financial Statements

Statements of Assets and Liabilities, Continued

March 31, 2025 (Unaudited)

	THORNBURG CALIFORNIA LIMITED TERM MUNICIPAL FUND		THORNBURG NEW MEXICO INTERMEDIATE MUNICIPAL FUND	THORNBURG NEW YORK INTERMEDIATE MUNICIPAL FUND
NET ASSET VALUE
Class A Shares:
Net assets applicable to shares outstanding	$55,956,738		$33,400,009	$12,096,792
Shares outstanding	4,368,824		2,720,131	1,022,347
Net asset value and redemption price per share	$12.81		$12.28	$11.83
Maximum offering price per share (net asset value, plus 2.00% of offering price)	$13.10	*	$12.53	$12.07

Class C Shares:
Net assets applicable to shares outstanding	751,325		-	-
Shares outstanding	58,605		-	-
Net asset value and redemption price per share**	12.82		-	-

Class C2 Shares:
Net assets applicable to shares outstanding	1,042,802		-	-
Shares outstanding	81,355		-	-
Net asset value and redemption price per share**	12.82		-	-

Class D Shares:
Net assets applicable to shares outstanding	-		6,839,550	-
Shares outstanding	-		556,777	-
Net asset value and redemption price per share	-		12.28	-

Class I Shares:
Net assets applicable to shares outstanding	200,194,025		48,306,432	13,623,075
Shares outstanding	15,613,924		3,935,929	1,151,275
Net asset value and redemption price per share	12.82		12.27	11.83

*	Net asset value, plus 2.25% of offering price.

**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

Semi-Annual Financial Statements | 253

Statements of Operations

Six Months Ended March 31, 2025 (Unaudited)

	THORNBURG SHORT DURATION MUNICIPAL FUND	THORNBURG LIMITED TERM MUNICIPAL FUND	THORNBURG INTERMEDIATE MUNICIPAL FUND	THORNBURG STRATEGIC MUNICIPAL INCOME FUND
INVESTMENT INCOME
Dividend income
Non-affiliated issuers	$24,682	$391,917	$252,066	$206,640
Interest income	2,191,731	46,085,040	21,376,188	7,497,312

Total Income	2,216,413	46,476,957	21,628,254	7,703,952

EXPENSES
Investment management fees	233,683	4,014,821	2,410,827	1,307,882
Administration fees	49,770	1,000,968	433,804	148,552
Distribution and service fees
Class A Shares	6,076	639,002	312,038	83,073
Class C Shares	-	88,400	38,264	11,830
Class C2 Shares	-	8,369	4,758	-
Transfer agent fees
Class A Shares	6,705	182,098	86,636	24,130
Class C Shares	-	15,120	7,076	3,503
Class C2 Shares	-	2,049	1,408	-
Class I Shares	19,248	738,790	226,928	123,846
Registration and filing fees Class A Shares	8,724	17,434	10,137	9,924
Class C Shares	-	8,624	8,413	8,121
Class C2 Shares	-	7,354	5,208	-
Class I Shares	8,605	16,336	38,836	10,475
Custodian fees	18,217	80,948	47,575	28,030
Audit and tax fees	24,100	24,100	24,100	25,920
Legal fees	649	15,420	7,080	2,267
Trustee and officer fees	3,965	84,335	39,021	11,294
Other expenses	9,642	99,173	39,947	19,163

Total Expenses	389,384	7,043,341	3,742,056	1,818,010

Less:
Expenses reimbursed	(91,204)	(7,642)	(830,256)	(336,814)
Investment management fees waived	-	-	(124,633)	(365,620)

Net Expenses	298,180	7,035,699	2,787,167	1,115,576

Net Investment Income (Loss)	$1,918,233	$39,441,258	$18,841,087	$6,588,376

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)	(12,930)	66,637	(1,533,930)	(252,989)
Net change in unrealized appreciation (depreciation)	(680,232)	(38,941,329)	(23,930,654)	(7,896,076)

Net Realized and Unrealized Gain (Loss)	(693,162)	(38,874,692)	(25,464,584)	(8,149,065)

Change in Net Assets Resulting from Operations	$1,225,071	$566,566	$(6,623,497)	$(1,560,689)

See notes to financial statements.

254 | Semi-Annual Financial Statements

Statements of Operations, Continued

Six Months Ended March 31, 2025 (Unaudited)

	THORNBURG CALIFORNIA LIMITED TERM MUNICIPAL FUND	THORNBURG NEW MEXICO INTERMEDIATE MUNICIPAL FUND	THORNBURG NEW YORK INTERMEDIATE MUNICIPAL FUND
INVESTMENT INCOME
Dividend income
Non-affiliated issuers	$49,847	$13,221	$9,525
Interest income	4,833,266	1,726,435	493,913

Total Income	4,883,113	1,739,656	503,438

EXPENSES
Investment management fees	658,871	228,195	62,492
Administration fees	112,262	38,883	10,647
Distribution and service fees
Class A Shares	72,259	44,476	15,490
Class C Shares	2,382	-	-
Class C2 Shares	2,649	-	-
Class D Shares	-	17,709	-
Transfer agent fees
Class A Shares	15,059	16,869	8,337
Class C Shares	2,139	-	-
Class C2 Shares	907	-	-
Class D Shares	-	3,326	-
Class I Shares	76,486	10,143	8,405
Registration and filing fees Class A Shares	4,535	4,301	4,398
Class C Shares	2,857	-	-
Class C2 Shares	2,281	-	-
Class D Shares	-	3,058	-
Class I Shares	5,149	3,856	3,775
Custodian fees	24,127	17,490	13,988
Audit and tax fees	24,100	24,100	24,100
Legal fees	1,731	1,097	1,006
Trustee and officer fees	8,869	3,044	755
Other expenses	18,056	10,421	6,465

Total Expenses	1,034,719	426,968	159,858

Less:
Expenses reimbursed	(222,206)	(44,069)	(31,168)
Investment management fees waived	(89,876)	-	(25,124)

Net Expenses	722,637	382,899	103,566

Net Investment Income (Loss)	$4,160,476	$1,356,757	$399,872

REALIZED AND UNREALIZED GAIN (LOSS) Net realized gain (loss)	(121,138)	(76,384)	(9,153)
Net change in unrealized appreciation (depreciation)	(4,552,297)	(1,623,020)	(554,551)

Net Realized and Unrealized Gain (Loss)	(4,673,435)	(1,699,404)	(563,704)

Change in Net Assets Resulting from Operations	$(512,959)	$(342,647)	$(163,832)

See notes to financial statements.

Semi-Annual Financial Statements | 255

Statements of Changes in Net Assets

	THORNBURG SHORT DURATION MUNICIPAL FUND		THORNBURG LIMITED TERM MUNICIPAL FUND
	SIX MONTHS ENDED MARCH 31, 2025*	YEAR ENDED SEPTEMBER 30, 2024	SIX MONTHS ENDED MARCH 31, 2025*	YEAR ENDED SEPTEMBER 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$1,918,233	$4,070,497	$39,441,258	$83,864,213
Net realized gain (loss)	(12,930)	(382,299)	66,637	(20,284,187)
Net change in unrealized appreciation (depreciation)	(680,232)	2,879,584	(38,941,329)	125,889,865

Net Increase (Decrease) in Net Assets Resulting from Operations	1,225,071	6,567,782	566,566	189,469,891

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class A Shares	(93,787)	(255,037)	(8,104,524)	(17,060,008)
Class C Shares	-	-	(505,553)	(1,308,308)
Class C2 Shares	-	-	(34,946)	(74,108)
Class I Shares	(1,819,054)	(3,811,389)	(30,724,503)	(65,608,814)

FUND SHARE TRANSACTIONS
Class A Shares	(43,316)	(7,422,532)	(46,661,470)	(90,432,418)
Class C Shares	-	-	(6,760,724)	(22,019,306)
Class C2 Shares	-	-	(187,413)	(943,547)
Class I Shares	(1,525,086)	(21,505,483)	(129,781,630)	(477,181,796)

Net Increase (Decrease) in Net Assets	(2,256,172)	(26,426,659)	(222,194,197)	(485,158,414)

NET ASSETS
Beginning of Period	117,881,700	144,308,359	2,492,920,300	2,978,078,714

End of Period	$115,625,528	$117,881,700	$2,270,726,103	$2,492,920,300

* Unaudited.

See notes to financial statements.

256 | Semi-Annual Financial Statements

Statements of Changes in Net Assets, Continued

	THORNBURG INTERMEDIATE MUNICIPAL FUND		THORNBURG STRATEGIC MUNICIPAL INCOME FUND
	SIX MONTHS ENDED MARCH 31, 2025*	YEAR ENDED SEPTEMBER 30, 2024	SIX MONTHS ENDED MARCH 31, 2025*	YEAR ENDED SEPTEMBER 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$18,841,087	$34,445,862	$6,588,376	$11,396,775
Net realized gain (loss)	(1,533,930)	(2,799,885)	(252,989)	(1,124,137)
Net change in unrealized appreciation (depreciation)	(23,930,654)	47,874,395	(7,896,076)	20,618,433

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,623,497)	79,520,372	(1,560,689)	30,891,071

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class A Shares	(4,398,093)	(8,828,632)	(1,191,834)	(2,400,032)
Class C Shares	(201,368)	(440,530)	(61,400)	(147,421)
Class C2 Shares	(23,066)	(50,647)	-	-
Class I Shares	(14,214,137)	(24,815,075)	(5,302,778)	(8,843,004)

FUND SHARE TRANSACTIONS
Class A Shares	(15,352,144)	(15,862,933)	(1,286,385)	4,257,606
Class C Shares	(435,646)	(4,029,386)	(376,479)	(1,203,677)
Class C2 Shares	(99,383)	(82,899)	-	-
Class I Shares	44,476,817	130,570,295	52,043,902	6,216,638

Net Increase (Decrease) in Net Assets	3,129,483	155,980,565	42,264,337	28,771,181

NET ASSETS
Beginning of Period	1,020,453,689	864,473,124	322,261,778	293,490,597

End of Period	$1,023,583,172	$1,020,453,689	$364,526,115	$322,261,778

* Unaudited.

See notes to financial statements.

Semi-Annual Financial Statements | 257

Statements of Changes in Net Assets, Continued

	THORNBURG CALIFORNIA LIMITED TERM MUNICIPAL FUND		THORNBURG NEW MEXICO INTERMEDIATE MUNICIPAL FUND
	SIX MONTHS ENDED MARCH 31, 2025*	YEAR ENDED SEPTEMBER 30, 2024	SIX MONTHS ENDED MARCH 31, 2025*	YEAR ENDED SEPTEMBER 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$4,160,476	$8,267,331	$1,356,757	$2,725,732
Net realized gain (loss)	(121,138)	(769,106)	(76,384)	(909,461)
Net change in unrealized appreciation (depreciation)	(4,552,297)	11,175,612	(1,623,020)	5,068,490

Net Increase (Decrease) in Net Assets Resulting from Operations	(512,959)	18,673,837	(342,647)	6,884,761

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class A Shares	(856,421)	(1,759,123)	(500,160)	(1,064,354)
Class C Shares	(12,655)	(50,284)	-	-
Class C2 Shares	(10,985)	(10,133)	-	-
Class D Shares	-	-	(90,700)	(187,963)
Class I Shares	(3,271,904)	(6,449,579)	(761,215)	(1,467,356)

FUND SHARE TRANSACTIONS
Class A Shares	(3,104,940)	(9,643,683)	(3,373,543)	(11,029,191)
Class C Shares	(445,476)	(1,766,937)	-	-
Class C2 Shares	532,243	369,820	-	-
Class D Shares	-	-	(725,558)	(1,528,354)
Class I Shares	(7,744,065)	(1,324,244)	(160,111)	(5,133,892)

Net Increase (Decrease) in Net Assets	(15,427,162)	(1,960,326)	(5,953,934)	(13,526,349)

NET ASSETS
Beginning of Period	273,372,052	275,332,378	94,499,925	108,026,274

End of Period	$257,944,890	$273,372,052	$88,545,991	$94,499,925

*	Unaudited.

See notes to financial statements.

258 | Semi-Annual Financial Statements

Statements of Changes in Net Assets, Continued

	THORNBURG NEW YORK INTERMEDIATE MUNICIPAL FUND
	SIX MONTHS ENDED MARCH 31, 2025*	YEAR ENDED SEPTEMBER 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$399,872	$742,721
Net realized gain (loss)	(9,153)	18,357
Net change in unrealized appreciation (depreciation)	(554,551)	1,014,903

Net Increase (Decrease) in Net Assets Resulting from Operations	(163,832)	1,775,981

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class A Shares	(186,746)	(362,275)
Class I Shares	(210,181)	(380,376)

FUND SHARE TRANSACTIONS
Class A Shares	(368,759)	(897,200)
Class I Shares	1,321,147	(16,981)

Net Increase (Decrease) in Net Assets	391,629	119,149

NET ASSETS
Beginning of Period	25,328,238	25,209,089

End of Period	$25,719,867	$25,328,238

* Unaudited.

See notes to financial statements.

Semi-Annual Financial Statements | 259

Notes to Financial Statements

March 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

Thornburg Short Duration Municipal Fund (“Short Duration Municipal Fund”), Thornburg Limited Term Municipal Fund (“Limited Term Municipal Fund”), Thornburg Intermediate Municipal Fund (“Intermediate Municipal Fund”), Thornburg Strategic Municipal Income Fund (“Strategic Municipal Income Fund”), Thornburg California Limited Term Municipal Fund (“Limited Term California Fund”), Thornburg New Mexico Intermediate Municipal Fund (“Intermediate New Mexico Fund”) and Thornburg New York Intermediate Municipal Fund (“Intermediate New York Fund”), collectively the “Funds”, are series of Thornburg Investment Trust (the “Trust”). The Short Duration Municipal Fund, Limited Term Municipal Fund, Intermediate Municipal Fund, Strategic Municipal Income Fund, and Limited Term California Fund are diversified. The Intermediate New Mexico Fund and Intermediate New York Fund are non-diversified. The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2025, the Funds are currently seven of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it.

Short Duration Municipal Fund: The Fund’s investment goal is to seek current income exempt from federal income tax, consistent with preservation of capital. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, redemption risk, and tax risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Limited Term Municipal Fund: The Fund’s primary investment goal is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), with preservation of capital. The Fund’s secondary goal is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, redemption risk, and tax risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Intermediate Municipal Fund: The Fund’s primary investment goal is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of the Advisor, with preservation of capital. The Fund’s secondary goal is to reduce expected changes in its share price compared to long-term bond portfolios. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, redemption risk, and tax risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Strategic Municipal Income Fund: The Fund’s investment goal is to seek a high level of current income exempt from federal individual income tax. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, redemption risk, and tax risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Limited Term California Fund: The Fund’s primary investment goal is to obtain as high a level of current income exempt from federal and California state individual income taxes as is consistent, in the view of the Advisor, with preservation of capital. The Fund’s secondary goal is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, redemption risk, single state risk, and tax risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Intermediate New Mexico Fund: The Fund’s primary investment goal is to obtain as high a level of current income exempt from federal and New Mexico state individual income taxes as is consistent, in the view of the Advisor, with preservation of capital. The Fund’s secondary goal is to reduce expected changes in its share price compared to long-term bond portfolios. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, non-diversification risk, redemption risk, single state risk, and tax risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Intermediate New York Fund: The Fund’s primary investment goal is to obtain as high a level of current income exempt from federal, New York State, and New York City individual income taxes as is consistent, in the view of the Advisor, with preservation of capital. The Fund’s secondary goal is to reduce expected changes in its share price compared to long-term bond portfolios. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational

260 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, non-diversification risk, redemption risk, single state risk, and tax risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

As of March 31, 2025, the Funds each currently offer up to four classes of shares of beneficial interest.

Each class of shares of the Funds represents an interest in the same portfolio of investments, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C and Class C2 shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year of purchase, and bear both a service fee and a distribution fee, (iii)) Class D shares are sold at net asset value without a sales charge at the time of purchase or redemption, and bear both a service fee and a distribution fee, (iv) Class I shares are sold at net asset value without a sales charge at the time of purchase and may be subject to a service fee, and (v) the respective classes may have different reinvestment privileges and conversion rights. Additionally, each Fund may allocate among its classes certain expenses, to the extent allocable to specific classes, including administration fees, transfer agent fees, government registration fees, certain printing and postage costs, and legal expenses. Currently, class specific expenses of the Funds are limited to distribution and service fees, transfer agent fees, and certain registration and filing fees.

At March 31, 2025, the following classes of shares are offered in each respective Fund:

	CLASS A	CLASS C	CLASS C2	CLASS D	CLASS I
Short Duration Municipal Fund	X				X
Limited Term Municipal Fund	X	X	X		X
Intermediate Municipal Fund	X	X	X		X
Strategic Municipal Income Fund	X	X			X
Limited Term California Fund	X	X	X		X
Intermediate New Mexico Fund	X			X	X
Intermediate New York Fund	X				X

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each of the Funds in the preparation of its financial statements. Each Fund prepares its financial statements in conformity with United States generally accepted accounting principles (“GAAP”), including investment company accounting and reporting guidance in the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946.

Segment Reporting: Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Allocation of Income, Gains, Losses and Expenses: Net investment income (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses common to all Funds are allocated daily among the Funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods. Operating expenses directly attributable to a specific class are charged against the operating income of that class.

Dividends and Distributions to Shareholders: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Ordinary income dividends, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually and more often if deemed necessary by the Advisor. Dividends and distributions are paid and are reinvested in additional shares of the Funds at net asset value per share at the close of business on the ex-dividend date, or at the shareholder’s option, paid in cash.

Guarantees and Indemnifications: Under the Trust’s organizational documents (and under separate agreements with the independent Trustees), its officers and Trustees are provided with an indemnification, to the extent permitted by the 1940 Act, against certain liabilities

Semi-Annual Financial Statements | 261

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

that may arise out of the performance of their duties to the Funds. In the normal course of business the Trust may also enter into contracts with service providers that contain general indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

Investment Income: Interest income is accrued as earned. Premiums and discounts are amortized and accreted, respectively, to first call dates or maturity dates using the effective yield method of the respective investments. These amounts are included in Investment Income in the Statement of Operations.

Investment Transactions: Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale of investments are recorded on an identified cost basis.

Security Valuation: All investments in securities held by the Funds are valued as described in Note 3.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases (decreases) in net assets from operations during the reporting period. Actual results could differ from those estimates.

When-Issued and Delayed Delivery Transactions: The Funds may engage in when-issued or delayed delivery transactions. To the extent the Funds engage in such transactions, they will do so for the purpose of acquiring portfolio investments consistent with the Funds’ investment objectives and not for the purpose of investment leverage or to speculate on interest rate or market changes. At the time the Funds make a commitment to purchase an investment on a when-issued or delayed delivery basis, the Funds will record the transaction and reflect the value in determining its net asset value. Pursuant to current U.S. Securities and Exchange Commission (“SEC”) guidance, a transaction involving a when-issued security will not be deemed to involve a senior security as long as the Funds intend to settle the transaction physically and the transaction settles within 35 days. Investments purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date. The values of these securities held at March 31, 2025 are detailed in the Schedule of Investments.

NOTE 3 – SECURITY VALUATION

Valuation of the Funds’ portfolio investment securities is performed by the Advisor, which has been designated by the Trustees of the Trust (the “Trustees”) as the Funds’ “valuation designee,” as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).

In its capacity as the Funds’ valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Funds’ investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Funds would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Funds upon a sale of the investment, and the difference could be material to the Funds’ financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Debt obligations held by the Funds which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Funds, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the

262 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Funds are likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.

Valuation Hierarchy: The Funds categorize their investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Funds’ investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Funds are typically calculated by pricing service providers approved by the Committee and are generally characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and a Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following tables display a summary of the fair value hierarchy measurements of each Fund’s investments as of March 31, 2025:

SHORT DURATION MUNICIPAL FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Long-Term Municipal Bonds	$112,775,131	$—	$112,775,131	$—
Short-Term Investments
Municipal Bonds	3,270,000	—	3,270,000	—
Mutual Fund	1,955	1,955	—	—
Total Investments in Securities	$116,047,086	$1,955	$116,045,131	$—
Total Assets	$116,047,086	$1,955	$116,045,131	$—

LIMITED TERM MUNICIPAL FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Long-Term Municipal Bonds	$2,166,297,262	$—	$2,166,297,262	$—
Short-Term Investments
Municipal Bonds	87,710,000	—	87,710,000	—
Mutual Fund	2,652	2,652	—	—
Total Investments in Securities	$2,254,009,914	$2,652	$2,254,007,262	$—
Total Assets	$2,254,009,914	$2,652	$2,254,007,262	$—

Semi-Annual Financial Statements | 263

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

INTERMEDIATE MUNICIPAL FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Long-Term Municipal Bonds	$950,004,490	$—	$950,004,490	$—
Short-Term Investments
Municipal Bonds	58,430,000	—	58,430,000	—
Mutual Fund	98,463	98,463	—	—
U.S. Treasury Securities	10,132,372	—	10,132,372	—
Total Investments in Securities	$1,018,665,325	$98,463	$1,018,566,862	$—
Total Assets	$1,018,665,325	$98,463	$1,018,566,862	$—

STRATEGIC MUNICIPAL INCOME FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Long-Term Municipal Bonds	$344,718,058	$—	$344,718,058	$—
Short-Term Investments
Municipal Bonds	16,470,000	—	16,470,000	—
Mutual Fund	3,259	3,259	—	—
Total Investments in Securities	$361,191,317	$3,259	$361,188,058	$—
Total Assets	$361,191,317	$3,259	$361,188,058	$—

LIMITED TERM CALIFORNIA FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Long-Term Municipal Bonds	$246,017,154	$—	$246,017,154	$—
Short-Term Investments
Municipal Bonds	2,425,000	—	2,425,000	—
Mutual Fund	146,787	146,787	—	—
U.S. Treasury Securities	1,803,047	—	1,803,047	—
Total Investments in Securities	$250,391,988	$146,787	$250,245,201	$—
Total Assets	$250,391,988	$146,787	$250,245,201	$—

INTERMEDIATE NEW MEXICO FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Long-Term Municipal Bonds	$80,936,494	$—	$80,936,494	$—
Short-Term Investments
Mutual Fund	2,079	2,079	—	—
U.S. Treasury Securities	5,628,518	—	5,628,518	—
Total Investments in Securities	$86,567,091	$2,079	$86,565,012	$—
Total Assets	$86,567,091	$2,079	$86,565,012	$—

INTERMEDIATE NEW YORK FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Long-Term Municipal Bonds	$24,510,974	$—	$24,510,974	$—
Short-Term Municipal Bonds	500,000	—	500,000	—
Total Investments in Securities	$25,010,974	$—	$25,010,974	$—
Total Assets	$25,010,974	$—	$25,010,974	$—

NOTE 4 – INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement with the Trust, the Advisor serves as the investment advisor and performs advisory services for the Funds for which the Advisor’s management fees are payable at the end of each month. Under the investment advisory agreement,

264  |  Semi-Annual Financial Statements

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

each Fund pays the Advisor a management fee based on the average daily net assets of that Fund at an annual rate as shown in the following table:

				INTERMEDIATE MUNICIPAL FUND,
		LIMITED TERM MUNICIPAL FUND,		INTERMEDIATE NEW MEXICO FUND,
SHORT DURATION MUNICIPAL FUND		LIMITED TERM CALIFORNIA FUND		INTERMEDIATE NEW YORK FUND		STRATEGIC MUNICIPAL INCOME FUND
DAILY NET ASSETS	FEE RATE	DAILY NET ASSETS	FEE RATE	DAILY NET ASSETS	FEE RATE	DAILY NET ASSETS	FEE RATE
Up to $1 billion	0.400%	Up to $500 million	0.500%	Up to $500 million	0.500%	Up to $500 million	0.750%
Next $500 million	0.300	Next $500 million	0.400	Next $500 million	0.450	Next $500 million	0.675
Next $500 million	0.250	Next $500 million	0.300	Next $500 million	0.400	Next $500 million	0.625
Over $2 billion	0.225	Next $500 million	0.250	Next $500 million	0.350	Next $500 million	0.575
		Over $2 billion	0.225	Over $2 billion	0.275	Over $2 billion	0.500

The Funds’ effective management fees, calculated on the basis of the Funds’ average daily net assets (before applicable management fee waivers) for the six months ended March 31, 2025 were as shown in the following table. Total management fees incurred by the Funds for the six months ended March 31, 2025 are set forth in the Statement of Operations.

EFFECTIVE
MANAGEMENT
FEE
Short Duration Municipal Fund	0.400%
Limited Term Municipal Fund	0.342
Intermediate Municipal Fund	0.473
Strategic Municipal Income Fund	0.750
Limited Term California Fund	0.500
Intermediate New Mexico Fund	0.500
Intermediate New York Fund	0.500

The Trust has entered into an administrative services agreement with the Advisor, whereby the Advisor will perform certain administrative services. The administrative services fees are computed as an annual percentage of the aggregate average daily net assets of all applicable Funds in the Trust as follows:

ADMINISTRATIVE SERVICES FEE SCHEDULE

DAILY NET ASSETS	FEE RATE
Up to $20 billion	0.100%
$20 billion to $40 billion	0.075
$40 billion to $60 billion	0.040
Over $60 billion	0.030

The aggregate administrative services fee amount is allocated on a daily basis to each Fund based on net assets and subsequently allocated to each class of shares of the Funds. Total administrative services fees incurred by each class of shares of the Funds for the six months ended March 31, 2025, are set forth in the Statement of Operations.

The Trust has an underwriting agreement with Thornburg Securities LLC (the “Distributor”), an affiliate of the Advisor, which acts as the distributor of the Funds’ shares. For the six months ended March 31, 2025, the Distributor has advised the Funds that they earned net commissions from the sale of Class A shares and collected contingent deferred sales charges ("CDSC Fees") from redemptions of Class C and Class C2 shares as follows:

Semi-Annual Financial Statements  |  265

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

	COMMISSIONS	CDSC FEES
Limited Term Municipal Fund	$1,972	$300
Intermediate Municipal Fund	1,386	607
Strategic Municipal Income Fund	472	—
Limited Term California Fund	261	195
Intermediate New Mexico Fund	(2)	—
Intermediate New York Fund	739	—

Pursuant to a service plan under Rule 12b-1 of the 1940 Act, the Funds may reimburse to the Distributor an amount not to exceed .25 of 1% per annum of the average daily net assets attributable to the applicable Class A, Class C, Class C2 and Class I shares of the Limited Term Municipal Fund, Intermediate Municipal Fund and Limited Term California Fund, Class A, Class C, and Class I shares of the Strategic Municipal Income Fund, Class A and Class I shares of the Intermediate New York Fund and Class A, Class D and Class I shares of the Intermediate New Mexico Fund and .20 of 1% per annum of the average daily net assets attributable to the applicable Class A and Class I shares of Short Duration Municipal Fund for payments made by the Distributor to securities dealers and other financial institutions to obtain various shareholder and distribution related services. For the six months ended March 31, 2025, there were no 12b-1 service plan fees charged for Class I. The Advisor and Distributor each may pay out of its own resources additional expenses for distribution of each Fund’s shares and shareholder services.

The Trust has also adopted a distribution plan pursuant to Rule 12b-1, applicable only to the Funds’ Class C, Class C2, and Class D shares, under which the Funds compensate the Distributor for services in promoting the sale of Class C and Class D shares of the Funds at an annual rate of up to .25 of 1% per annum of the average daily net assets attributable to Class C of the Limited Term Municipal Fund and Limited Term California Fund and Class D shares of the Intermediate New Mexico Fund, .35 of 1% per annum of the average daily net assets attributable to Class C of the Intermediate Municipal Fund and Strategic Municipal Income Fund and .40 of 1% per annum of the average daily net assets attributed to Class C2 shares of the Limited Term Municipal Fund, Intermediate Municipal Fund, and Limited Term California Fund. Total fees incurred by each class of shares of the Funds under their respective service and distribution plans for the six months ended March 31, 2025, are set forth in the Statements of Operations.

The Advisor has contractually agreed to waive certain fees and reimburse certain expenses incurred by certain classes of the Funds. The agreement may be terminated by the Trust at any time, but may not be terminated by the Advisor before February 1, 2026 unless the Advisor ceases to be the investment advisor to the Funds prior to that date. The Advisor may recoup amounts waived or reimbursed during the six months ended March 31, 2025 if, during the period, expenses fall below the contractual limit that was in place at the time these fees and expenses were waived or reimbursed. The Advisor will not recoup fees or expenses as described in the preceding sentence if that recoupment would cause the Funds’ total annual operating expenses (after the recoupment is taken into account) to exceed the lesser of: (a) the expense cap that was in place at the time the waiver or reimbursement occurred; or (b) the expense cap that is in place at the time of the recoupment. Expense caps exclude taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs.

Actual expenses of certain share classes do not exceed levels as specified in each Fund’s most recent prospectus as shown in the following table:

	CLASS A	CLASS C	CLASS C2	CLASS D	CLASS I
Short Duration Municipal Fund	0.70%	—%	—%	—%	0.50%
Limited Term Municipal Fund	—	—	1.24	—	—
Intermediate Municipal Fund	0.72	1.09	1.09	—	0.48
Strategic Municipal Income Fund	0.81	1.28	—	—	0.59
Limited Term California Fund	0.74	1.02	1.02	—	0.49
Intermediate New Mexico Fund	0.99	—	—	1.24	0.67
Intermediate New York Fund	0.99	—	—	—	0.67

266  |  Semi-Annual Financial Statements

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

For the six months ended March 31, 2025, the Advisor contractually reimbursed certain class specific expenses and distribution fees and voluntarily waived certain expenses as follows:

	CLASS	CLASS	CLASS	CLASS	CLASS
CONTRACTUAL:	A	C	C2	D	I	TOTAL
Short Duration Municipal Fund	$17,933	$—	$—	$—	$73,271	$91,204
Limited Term Municipal Fund	—	—	7,642	—	—	7,642
Intermediate Municipal Fund	215,243	20,290	7,529	—	587,194	830,256
Strategic Municipal Income Fund	122,262	14,484	—	—	461,644	598,390
Limited Term California Fund	44,432	5,248	4,031	—	168,495	222,206
Intermediate New Mexico Fund	15,502	—	—	5,254	23,313	44,069
Intermediate New York Fund	13,619	—	—	—	17,548	31,167

	CLASS	CLASS	CLASS	CLASS
VOLUNTARY:	A	C	C2	I	TOTAL
Intermediate Municipal Fund	$30,542	$1,561	$179	$92,351	$124,633
Strategic Municipal Income Fund	19,830	1,176	—	83,038	104,044
Limited Term California Fund	19,733	324	278	69,541	89,876
Intermediate New York Fund	12,455	—	—	12,670	25,125

Certain officers and Trustees of the Trust are also officers or directors of the Advisor and Distributor. The compensation of the independent Trustees is borne by the Trust. The Trust also pays a portion of the Chief Compliance Officer’s compensation. These amounts are reflected as Trustee and officer fees in the Statement of Operations.

As of March 31, 2025, the percentage of direct investments in the Funds held by the Trustees, officers of the Trust, and the Advisor is approximately as follows.

PERCENTAGE OF DIRECT INVESTMENTS
Short Duration Municipal Fund	69.28%
Limited Term Municipal Fund	8.33
Intermediate Municipal Fund	0.25
Strategic Municipal Income Fund	9.24
Limited Term California Fund	—
Intermediate New Mexico Fund	21.43
Intermediate New York Fund	—

The Funds may purchase or sell portfolio securities from or to an affiliated fund provided that all such transactions will comply with Rule 17a-7 under the 1940 Act. For the six months ended March 31, 2025 the Rule 17a-7 purchases, sales and gains/(losses) were as follows.

	PURCHASES	SALES	REALIZED GAINS/(LOSSES)
Short Duration Municipal Fund	$520,462	$2,517,457	$(14,566)
Limited Term Municipal Fund	1,097,777	519,792	(857)
Intermediate Municipal Fund	2,503,409	1,047,809	(13,540)
Strategic Municipal Income Fund	5,877,071	3,323,629	(155,214)
Limited Term California Fund	—	10,345,981	(57,040)
Intermediate New Mexico Fund	—	1,902,823	(34,914)
Intermediate New York Fund	916,223	257,451	(9,195)

NOTE 5 – TAXES

Federal Income Taxes: It is the policy of the Trust to comply with the provisions of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute to shareholders substantially all investment company taxable income including net realized gains on investments (if any), and tax exempt income of the Funds. Therefore, no provision for federal income or excise tax is required.

The Funds file income tax returns in United States federal and applicable state jurisdictions. The statute of limitations on the Funds’ tax return filings generally remains open for the three years following a return’s filing date. The Funds have analyzed each uncertain tax position believed to be material in the preparation of the Funds’ financial statements for the six-month period ended March 31, 2025, including open tax years, to assess whether it is more likely than not that the position would be sustained upon examination, based on the technical

Semi-Annual Financial Statements  |  267

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

merits of the position. The Funds have not identified any such position for which an asset or liability must be reflected in the Statements of Assets and Liabilities.

At March 31, 2025, information on the tax components of capital was as follows:

				NET UNREALIZED
		UNREALIZED	UNREALIZED	APPRECIATION
	COST	APPRECIATION	DEPRECIATION	(DEPRECIATION)
Short Duration Municipal Fund	$115,617,023	$540,433	$(110,370)	$430,063
Limited Term Municipal Fund	2,219,387,293	38,235,843	(3,613,222)	34,622,621
Intermediate Municipal Fund	1,009,626,798	14,141,876	(5,103,349)	9,038,527
Strategic Municipal Income Fund	356,656,242	6,445,251	(1,910,176)	4,535,075
Limited Term California Fund	248,706,383	2,338,045	(652,440)	1,685,605
Intermediate New Mexico Fund	86,648,530	508,738	(590,177)	(81,439)
Intermediate New York Fund	25,107,308	129,610	(225,944)	(96,334)

At March 31, 2025, the Funds had cumulative tax basis capital losses from prior fiscal years as shown on the following table, which may be carried forward to offset future capital gains. To the extent such carryforwards are used, capital gain distributions may be reduced to the extent provided by regulations. Such capital loss carryforwards do not expire.

	CUMULATIVE CAPITAL LOSSES
	SHORT-TERM	LONG-TERM
Short Duration Municipal Fund	$3,986,280	$3,617,849
Limited Term Municipal Fund	125,240,030	135,963,753
Intermediate Municipal Fund	17,852,819	22,194,845
Strategic Municipal Income Fund	11,245,641	12,830,152
Limited Term California Fund	7,233,740	11,065,017
Intermediate New Mexico Fund	880,696	4,568,229
Intermediate New York Fund	564,805	749,712

NOTE 6 – SHARES OF BENEFICIAL INTEREST

At March 31, 2025, there were an unlimited number of shares of each Fund with no par value of beneficial interest authorized. Transactions in each Fund’s shares of beneficial interest were as follows:

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2025		SEPTEMBER 30, 2024
SHORT DURATION MUNICIPAL FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	121,476	$1,443,788	83,080	$980,177
Shares issued to shareholders in reinvestment of dividends	7,863	93,758	20,303	241,580
Shares repurchased	(132,424)	(1,580,862)	(727,625)	(8,644,289)
Net increase (decrease)	(3,085)	$(43,316)	(624,242)	$(7,422,532)

Class I Shares
Shares sold	681,550	$8,134,743	252,397	$2,994,028
Shares issued to shareholders in reinvestment of dividends	93,645	1,116,102	195,524	2,326,782
Shares repurchased	(902,595)	(10,775,931)	(2,264,393)	(26,826,293)
Net increase (decrease)	(127,400)	$(1,525,086)	(1,816,472)	$(21,505,483)

268  |  Semi-Annual Financial Statements

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2025		SEPTEMBER 30, 2024
LIMITED TERM MUNICIPAL FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	1,586,522	$21,475,077	2,820,914	$38,096,955
Shares issued to shareholders in reinvestment of dividends	545,900	7,383,470	1,146,065	15,506,725
Shares repurchased	(5,579,720)	(75,520,017)	(10,658,521)	(144,036,098)
Net increase (decrease)	(3,447,298)	$(46,661,470)	(6,691,542)	$(90,432,418)

Class C Shares
Shares sold	71,522	$973,692	166,854	$2,266,121
Shares issued to shareholders in reinvestment of dividends	36,119	489,386	92,961	1,259,673
Shares repurchased	(606,067)	(8,223,802)	(1,889,926)	(25,545,100)
Net increase (decrease)	(498,426)	$(6,760,724)	(1,630,111)	$(22,019,306)

Class C2 Shares
Shares sold	2,786	$37,851	21,379	$290,228
Shares issued to shareholders in reinvestment of dividends	2,579	34,947	5,468	74,109
Shares repurchased	(19,182)	(260,211)	(96,549)	(1,307,884)
Net increase (decrease)	(13,817)	$(187,413)	(69,702)	$(943,547)

Class I Shares
Shares sold	18,796,229	$254,735,933	29,611,993	$400,369,449
Shares issued to shareholders in reinvestment of dividends	2,070,149	27,999,166	4,386,113	59,348,527
Shares repurchased	(30,476,694)	(412,516,729)	(69,401,713)	(936,899,772)
Net increase (decrease)	(9,610,316)	$(129,781,630)	(35,403,607)	$(477,181,796)

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2025		SEPTEMBER 30, 2024
INTERMEDIATE MUNICIPAL FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	1,462,018	$19,317,950	2,865,862	$37,742,830
Shares issued to shareholders in reinvestment of dividends	304,151	4,010,440	610,283	8,044,769
Shares repurchased	(2,934,349)	(38,680,534)	(4,689,890)	(61,650,532)
Net increase (decrease)	(1,168,180)	$(15,352,144)	(1,213,745)	$(15,862,933)

Class C Shares
Shares sold	82,704	$1,095,126	138,168	$1,824,372
Shares issued to shareholders in reinvestment of dividends	14,135	186,589	30,557	403,093
Shares repurchased	(129,674)	(1,717,361)	(475,714)	(6,256,851)
Net increase (decrease)	(32,835)	$(435,646)	(306,989)	$(4,029,386)

Class C2 Shares
Shares sold	11,918	$157,588	49,503	$649,410
Shares issued to shareholders in reinvestment of dividends	1,747	23,066	3,834	50,648
Shares repurchased	(21,217)	(280,037)	(59,026)	(782,957)
Net increase (decrease)	(7,552)	$(99,383)	(5,689)	$(82,899)

Semi-Annual Financial Statements  |  269

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2025		SEPTEMBER 30, 2024
INTERMEDIATE MUNICIPAL FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class I Shares
Shares sold	9,822,771	$129,268,991	22,582,199	$297,324,990
Shares issued to shareholders in reinvestment of dividends	894,390	11,775,103	1,529,407	20,149,283
Shares repurchased	(7,343,601)	(96,567,277)	(14,279,716)	(186,903,978)
Net increase (decrease)	3,373,560	$44,476,817	9,831,890	$130,570,295

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2025		SEPTEMBER 30, 2024
STRATEGIC MUNICIPAL INCOME FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	546,439	$7,671,374	928,851	$12,883,229
Shares issued to shareholders in reinvestment of dividends	82,969	1,168,232	167,962	2,351,365
Shares repurchased	(718,002)	(10,125,991)	(786,892)	(10,976,988)
Net increase (decrease)	(88,594)	$(1,286,385)	309,921	$4,257,606

Class C Shares
Shares sold	12,684	$179,385	92,456	$1,285,508
Shares issued to shareholders in reinvestment of dividends	4,044	57,016	9,875	138,222
Shares repurchased	(43,397)	(612,880)	(187,087)	(2,627,407)
Net increase (decrease)	(26,669)	$(376,479)	(84,756)	$(1,203,677)

Class I Shares
Shares sold	5,792,015	$82,031,425	5,833,470	$81,239,072
Shares issued to shareholders in reinvestment of dividends	375,947	5,296,431	630,368	8,829,398
Shares repurchased	(2,502,975)	(35,283,954)	(6,037,501)	(83,851,832)
Net increase (decrease)	3,664,987	$52,043,902	426,337	$6,216,638

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2025		SEPTEMBER 30, 2024
LIMITED TERM CALIFORNIA FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	235,554	$3,034,341	389,917	$4,990,232
Shares issued to shareholders in reinvestment of dividends	57,072	734,468	118,342	1,522,036
Shares repurchased	(533,403)	(6,873,749)	(1,255,859)	(16,155,951)
Net increase (decrease)	(240,777)	$(3,104,940)	(747,600)	$(9,643,683)

Class C Shares
Shares sold	219	$2,842	4,047	$52,039
Shares issued to shareholders in reinvestment of dividends	800	10,304	2,960	38,084
Shares repurchased	(35,665)	(458,622)	(144,134)	(1,857,060)
Net increase (decrease)	(34,646)	$(445,476)	(137,127)	$(1,766,937)

Class C2 Shares
Shares sold	41,625	$537,746	29,957	$382,773
Shares issued to shareholders in reinvestment of dividends	853	10,985	786	10,133
Shares repurchased	(1,283)	(16,488)	(1,795)	(23,086)
Net increase (decrease)	41,195	$532,243	28,948	$369,820

270   |   Semi-Annual Financial Statements

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2025		SEPTEMBER 30, 2024
LIMITED TERM CALIFORNIA FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class I Shares
Shares sold	2,620,581	$33,787,473	7,030,536	$89,998,482
Shares issued to shareholders in reinvestment of dividends	229,913	2,961,826	448,614	5,778,722
Shares repurchased	(3,454,276)	(44,493,364)	(7,558,676)	(97,101,448)
Net increase (decrease)	(603,782)	$(7,744,065)	(79,526)	$(1,324,244)

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2025		SEPTEMBER 30, 2024
INTERMEDIATE NEW MEXICO FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	76,287	$946,904	60,975	$759,680
Shares issued to shareholders in reinvestment of dividends	37,238	460,537	78,372	970,653
Shares repurchased	(386,182)	(4,780,984)	(1,033,938)	(12,759,524)
Net increase (decrease)	(272,657)	$(3,373,543)	(894,591)	$(11,029,191)

Class D Shares
Shares sold	96	$1,200	194	$2,400
Shares issued to shareholders in reinvestment of dividends	5,998	74,200	12,718	157,600
Shares repurchased	(64,427)	(800,958)	(137,546)	(1,688,354)
Net increase (decrease)	(58,333)	$(725,558)	(124,634)	$(1,528,354)

Class I Shares
Shares sold	360,949	$4,467,043	532,926	$6,611,620
Shares issued to shareholders in reinvestment of dividends	57,329	708,586	110,785	1,371,958
Shares repurchased	(431,915)	(5,335,740)	(1,061,145)	(13,117,470)
Net increase (decrease)	(13,637)	$(160,111)	(417,434)	$(5,133,892)

	SIX MONTHS ENDED		YEAR ENDED
	MARCH 31, 2025		SEPTEMBER 30, 2024
INTERMEDIATE NEW YORK FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	44,825	$533,043	31,434	$375,050
Shares issued to shareholders in reinvestment of dividends	13,575	162,283	26,170	313,597
Shares repurchased	(89,281)	(1,064,085)	(132,861)	(1,585,847)
Net increase (decrease)	(30,881)	$(368,759)	(75,257)	$(897,200)

Class I Shares
Shares sold	192,532	$2,299,897	316,003	$3,781,567
Shares issued to shareholders in reinvestment of dividends	15,039	179,771	26,951	322,961
Shares repurchased	(96,897)	(1,158,521)	(346,068)	(4,121,509)
Net increase (decrease)	110,674	$1,321,147	(3,114)	$(16,981)

NOTE 7 – INVESTMENT TRANSACTIONS

For the six months ended March 31, 2025, the Funds had purchase and sale transactions of investments as listed in the table below (excluding short-term investments).

Semi-Annual Financial Statements   |   271

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

	PURCHASES	SALES
Short Duration Municipal Fund	$24,184,223	$24,368,006
Limited Term Municipal Fund	284,762,389	467,037,488
Intermediate Municipal Fund	161,085,057	164,564,492
Strategic Municipal Income Fund	88,567,676	47,354,201
Limited Term California Fund	43,791,173	55,052,741
Intermediate New Mexico Fund	5,024,669	10,986,871
Intermediate New York Fund	7,004,535	6,512,000

272   |   Semi-Annual Financial Statements

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Semi-Annual Financial Statements   |   273

Financial Highlights

Short Duration Municipal Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE	NET ASSET	NET	NET REALIZED &		DIVIDENDS	DIVIDENDS	DIVIDENDS		NET ASSET
NOTED, PERIODS ARE	VALUE,	INVESTMENT	UNREALIZED	TOTAL FROM	FROM NET	FROM NET	FROM		VALUE,
FISCAL YEARS ENDED	BEGINNING	INCOME	GAIN (LOSS) ON	INVESTMENT	INVESTMENT	REALIZED	RETURN OF	TOTAL	END OF
SEPTEMBER 30,	OF PERIOD	(LOSS)+	INVESTMENTS	OPERATIONS	INCOME	GAINS	CAPITAL	DIVIDENDS	PERIOD

CLASS A SHARES(b)

2025(c)	$11.99	0.18	(0.08)	0.10	(0.18)	—	—	(0.18)	$11.91
2024	$11.76	0.36	0.23	0.59	(0.36)	—	—	(0.36)	$11.99
2023	$11.77	0.27	—	0.27	(0.28)	—	—	(0.28)	$11.76
2022	$12.33	0.09	(0.57)	(0.48)	(0.08)	—	—	(0.08)	$11.77
2021	$12.37	0.03	(0.04)	(0.01)	(0.03)	—	—	(0.03)	$12.33
2020	$12.36	0.13	0.01	0.14	(0.13)	—	—	(0.13)	$12.37

CLASS I SHARES

2025(c)	$11.98	0.20	(0.07)	0.13	(0.20)	—	—	(0.20)	$11.91
2024	$11.75	0.39	0.23	0.62	(0.39)	—	—	(0.39)	$11.98
2023	$11.76	0.30	(0.01)	0.29	(0.30)	—	—	(0.30)	$11.75
2022	$12.33	0.11	(0.57)	(0.46)	(0.11)	—	—	(0.11)	$11.76
2021	$12.36	0.06	(0.03)	0.03	(0.06)	—	—	(0.06)	$12.33
2020	$12.36	0.16	(0.01)	0.15	(0.15)	—	—	(0.15)	$12.36

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
(c)	Unaudited Six-Month Period Ended March 31.
(d)	Annualized.
+	Based on weighted average shares outstanding.

See notes to financial statements.

274   |   Semi-Annual Financial Statements

Financial Highlights, Continued

Short Duration Municipal Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE						NET
NOTED, PERIODS ARE		EXPENSES, AFTER	EXPENSES,		PORTFOLIO	ASSETS
FISCAL YEARS ENDED	NET INVESTMENT	EXPENSE	BEFORE EXPENSE	TOTAL	TURNOVER	AT END OF PERIOD
SEPTEMBER 30,	INCOME (LOSS) (%)	REDUCTIONS (%)	REDUCTIONS (%)	RETURN (%)(a)	RATE (%)(a)	(THOUSANDS)

CLASS A SHARES(b)

2025(c)	3.10(d)	0.70(d)	1.29(d)	0.87	21.70	$6,292
2024	3.04	0.70	1.23	5.12	63.53	$6,367
2023	2.29	0.70	1.06	2.29	56.32	$13,585
2022	0.71	0.70	1.10	(3.88)	89.01	$20,045
2021	0.27	0.70	0.98	(0.05)	34.71	$16,332
2020	1.04	0.70	1.03	1.14	38.44	$24,581

CLASS I SHARES

2025(c)	3.29(d)	0.50(d)	0.63(d)	1.06	21.70	$109,334
2024	3.26	0.50	0.63	5.34	63.53	$111,515
2023	2.52	0.50	0.60	2.50	56.32	$130,723
2022	0.88	0.50	0.58	(3.77)	89.01	$148,929
2021	0.46	0.50	0.65	0.23	34.71	$179,245
2020	1.28	0.50	0.65	1.26	38.44	$132,539

Semi-Annual Financial Statements  |   275

Financial Highlights

Limited Term Municipal Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE	NET ASSET	NET	NET REALIZED &		DIVIDENDS	DIVIDENDS	DIVIDENDS		NET ASSET
NOTED, PERIODS ARE	VALUE,	INVESTMENT	UNREALIZED	TOTAL FROM	FROM NET	FROM NET	FROM		VALUE,
FISCAL YEARS ENDED	BEGINNING	INCOME	GAIN (LOSS) ON	INVESTMENT	INVESTMENT	REALIZED	RETURN OF	TOTAL	END OF
SEPTEMBER 30,	OF PERIOD	(LOSS)+	INVESTMENTS	OPERATIONS	INCOME	GAINS	CAPITAL	DIVIDENDS	PERIOD

CLASS A SHARES(b)

2025(c)	$13.69	0.21	(0.21)	—	(0.21)	—	—	(0.21)	$13.48
2024	$13.19	0.40	0.51	0.91	(0.41)	—	—	(0.41)	$13.69
2023	$13.26	0.32	(0.06)	0.26	(0.33)	—	—	(0.33)	$13.19
2022	$14.51	0.21	(1.25)	(1.04)	(0.21)	—	—	(0.21)	$13.26
2021	$14.64	0.19	(0.13)	0.06	(0.19)	—	—	(0.19)	$14.51
2020	$14.46	0.24	0.18	0.42	(0.24)	—	—	(0.24)	$14.64

CLASS C SHARES

2025(c)	$13.72	0.19	(0.22)	(0.03)	(0.19)	—	—	(0.19)	$13.50
2024	$13.21	0.37	0.51	0.88	(0.37)	—	—	(0.37)	$13.72
2023	$13.28	0.29	(0.07)	0.22	(0.29)	—	—	(0.29)	$13.21
2022	$14.53	0.17	(1.24)	(1.07)	(0.18)	—	—	(0.18)	$13.28
2021	$14.66	0.15	(0.13)	0.02	(0.15)	—	—	(0.15)	$14.53
2020	$14.48	0.20	0.18	0.38	(0.20)	—	—	(0.20)	$14.66

CLASS C2 SHARES

2025(c)	$13.72	0.18	(0.22)	(0.04)	(0.18)	—	—	(0.18)	$13.50
2024	$13.21	0.34	0.51	0.85	(0.34)	—	—	(0.34)	$13.72
2023	$13.28	0.26	(0.07)	0.19	(0.26)	—	—	(0.26)	$13.21
2022	$14.54	0.14	(1.26)	(1.12)	(0.14)	—	—	(0.14)	$13.28
2021(e)	$14.66	0.10	(0.12)	(0.02)	(0.10)	—	—	(0.10)	$14.54

CLASS I SHARES

2025(c)	$13.69	0.23	(0.21)	0.02	(0.23)	—	—	(0.23)	$13.48
2024	$13.19	0.44	0.50	0.94	(0.44)	—	—	(0.44)	$13.69
2023	$13.26	0.35	(0.06)	0.29	(0.36)	—	—	(0.36)	$13.19
2022	$14.51	0.24	(1.25)	(1.01)	(0.24)	—	—	(0.24)	$13.26
2021	$14.64	0.22	(0.13)	0.09	(0.22)	—	—	(0.22)	$14.51
2020	$14.46	0.27	0.18	0.45	(0.27)	—	—	(0.27)	$14.64

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
(c)	Unaudited Six-Month Period Ended March 31.
(d)	Annualized.
(e)	Effective date of this class of shares was October 1, 2020.

+	Based on weighted average shares outstanding.

See notes to financial statements.

276   |   Semi-Annual Financial Statements

Financial Highlights, Continued

Limited Term Municipal Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE						NET
NOTED, PERIODS ARE		EXPENSES, AFTER	EXPENSES,		PORTFOLIO	ASSETS
FISCAL YEARS ENDED	NET INVESTMENT	EXPENSE	BEFORE EXPENSE	TOTAL	TURNOVER	AT END OF PERIOD
SEPTEMBER 30,	INCOME (LOSS) (%)	REDUCTIONS (%)	REDUCTIONS (%)	RETURN (%)(a)	RATE (%)(a)	(THOUSANDS)

CLASS A SHARES(b)

2025(c)	3.18(d)	0.78(d)	0.78(d)	0.04	12.56	$488,226
2024	2.99	0.77	0.77	6.94	39.61	$543,244
2023	2.40	0.74	0.74	1.91	37.26	$611,338
2022	1.51	0.71	0.71	(7.20)	37.69	$755,222
2021	1.28	0.69	0.69	0.39	22.29	$978,221
2020	1.63	0.69	0.69	2.91	20.62	$942,857

CLASS C SHARES

2025(c)	2.87(d)	1.09(d)	1.09(d)	(0.19)	12.56	$32,233
2024	2.70	1.04	1.04	6.72	39.61	$39,586
2023	2.15	0.98	0.98	1.66	37.26	$59,652
2022	1.23	0.97	0.97	(7.43)	37.69	$91,018
2021	1.00	0.97	0.97	0.11	22.29	$146,806
2020	1.39	0.94	0.94	2.65	20.62	$231,226

CLASS C2 SHARES

2025(c)	2.72(d)	1.24(d)	1.83(d)	(0.26)	12.56	$2,466
2024	2.50	1.24	1.72	6.51	39.61	$2,695
2023	1.89	1.24	1.67	1.39	37.26	$3,516
2022	0.99	1.24	1.48	(7.74)	37.69	$4,695
2021(e)	0.69	1.24	1.72	(0.11)	22.29	$5,477

CLASS I SHARES

2025(c)	3.42(d)	0.54(d)	0.54(d)	0.16	12.56	$1,747,801
2024	3.24	0.51	0.51	7.22	39.61	$1,907,395
2023	2.62	0.51	0.51	2.14	37.26	$2,303,573
2022	1.72	0.48	0.48	(6.99)	37.69	$3,162,018
2021	1.50	0.46	0.46	0.61	22.29	$4,502,575
2020	1.87	0.46	0.46	3.15	20.62	$4,566,389

Semi-Annual Financial Statements  |   277

Financial Highlights

Intermediate Municipal Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE	NET ASSET	NET	NET REALIZED &		DIVIDENDS	DIVIDENDS	DIVIDENDS		NET ASSET
NOTED, PERIODS ARE	VALUE,	INVESTMENT	UNREALIZED	TOTAL FROM	FROM NET	FROM NET	FROM		VALUE,
FISCAL YEARS ENDED	BEGINNING	INCOME	GAIN (LOSS) ON	INVESTMENT	INVESTMENT	REALIZED	RETURN OF	TOTAL	END OF
SEPTEMBER 30,	OF PERIOD	(LOSS)+	INVESTMENTS	OPERATIONS	INCOME	GAINS	CAPITAL	DIVIDENDS	PERIOD

CLASS A SHARES(b)

2025(c)	$13.38	0.23	(0.33)	(0.10)	(0.23)	—	—	(0.23)	$13.05
2024	$12.72	0.45	0.66	1.11	(0.45)	—	—	(0.45)	$13.38
2023	$12.82	0.40	(0.10)	0.30	(0.40)	—	—	(0.40)	$12.72
2022	$14.35	0.32	(1.52)	(1.20)	(0.33)	—	—	(0.33)	$12.82
2021	$14.37	0.33	(0.02)	0.31	(0.33)	—	—	(0.33)	$14.35
2020	$14.33	0.35	0.04	0.39	(0.35)	—	—	(0.35)	$14.37

CLASS C SHARES

2025(c)	$13.40	0.21	(0.33)	(0.12)	(0.21)	—	—	(0.21)	$13.07
2024	$12.73	0.40	0.67	1.07	(0.40)	—	—	(0.40)	$13.40
2023	$12.83	0.35	(0.10)	0.25	(0.35)	—	—	(0.35)	$12.73
2022	$14.37	0.27	(1.54)	(1.27)	(0.27)	—	—	(0.27)	$12.83
2021	$14.39	0.27	(0.01)	0.26	(0.28)	—	—	(0.28)	$14.37
2020	$14.35	0.30	0.04	0.34	(0.30)	—	—	(0.30)	$14.39

CLASS C2 SHARES

2025(c)	$13.40	0.21	(0.33)	(0.12)	(0.21)	—	—	(0.21)	$13.07
2024	$12.73	0.40	0.67	1.07	(0.40)	—	—	(0.40)	$13.40
2023	$12.83	0.35	(0.10)	0.25	(0.35)	—	—	(0.35)	$12.73
2022	$14.37	0.27	(1.54)	(1.27)	(0.27)	—	—	(0.27)	$12.83
2021(e)	$14.39	0.27	(0.02)	0.25	(0.27)	—	—	(0.27)	$14.37

CLASS I SHARES

2025(c)	$13.36	0.25	(0.33)	(0.08)	(0.25)	—	—	(0.25)	$13.03
2024	$12.70	0.48	0.66	1.14	(0.48)	—	—	(0.48)	$13.36
2023	$12.80	0.43	(0.10)	0.33	(0.43)	—	—	(0.43)	$12.70
2022	$14.34	0.36	(1.54)	(1.18)	(0.36)	—	—	(0.36)	$12.80
2021	$14.35	0.36	(0.01)	0.35	(0.36)	—	—	(0.36)	$14.34
2020	$14.31	0.38	0.04	0.42	(0.38)	—	—	(0.38)	$14.35

(a)	Not annualized for periods less than one year.

(b)	Sales loads are not reflected in computing total return.

(c)	Unaudited Six-Month Period Ended March 31.

(d)	Annualized.

(e)	Effective date of this class of shares was October 1, 2020.

+	Based on weighted average shares outstanding.

See notes to financial statements.

278   |   Semi-Annual Financial Statements

Financial Highlights, Continued

Intermediate Municipal Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE						NET
NOTED, PERIODS ARE		EXPENSES, AFTER	EXPENSES,		PORTFOLIO	ASSETS
FISCAL YEARS ENDED	NET INVESTMENT	EXPENSE	BEFORE EXPENSE	TOTAL	TURNOVER	AT END OF PERIOD
SEPTEMBER 30,	INCOME (LOSS) (%)	REDUCTIONS (%)	REDUCTIONS (%)	RETURN (%)(a)	RATE (%)(a)	(THOUSANDS)

CLASS A SHARES(b)

2025(c)	3.52(d)	0.72(d)	0.92(d)	(0.74)	16.74	$238,777
2024	3.43	0.74	0.93	8.81	29.65	$260,420
2023	3.06	0.77	0.92	2.31	39.98	$262,957
2022	2.37	0.77	0.91	(8.50)	19.48	$272,111
2021	2.26	0.77	0.91	2.16	10.20	$328,170
2020	2.45	0.81	0.90	2.76	17.84	$326,770

CLASS C SHARES

2025(c)	3.16(d)	1.09(d)	1.43(d)	(0.91)	16.74	$12,295
2024	3.05	1.11	1.39	8.49	29.65	$13,044
2023	2.68	1.14	1.36	1.93	39.98	$16,306
2022	1.98	1.14	1.33	(8.89)	19.48	$22,032
2021	1.89	1.14	1.30	1.78	10.20	$34,344
2020	2.08	1.18	1.28	2.38	17.84	$52,996

CLASS C2 SHARES

2025(c)	3.15(d)	1.09(d)	2.14(d)	(0.91)	16.74	$1,368
2024	3.05	1.11	2.06	8.49	29.65	$1,503
2023	2.70	1.14	2.48	1.93	39.98	$1,501
2022	2.00	1.14	2.07	(8.89)	19.48	$1,521
2021(e)	1.85	1.14	2.62	1.76	10.20	$1,860

CLASS I SHARES

2025(c)	3.77(d)	0.48(d)	0.66(d)	(0.62)	16.74	$771,143
2024	3.66	0.50	0.67	9.08	29.65	$745,487
2023	3.30	0.53	0.67	2.55	39.98	$583,709
2022	2.60	0.53	0.67	(8.36)	19.48	$555,898
2021	2.50	0.53	0.67	2.47	10.20	$666,356
2020	2.69	0.56	0.65	3.01	17.84	$668,185

Semi-Annual Financial Statements  |   279

Financial Highlights

Strategic Municipal Income Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE	NET ASSET	NET	NET REALIZED &		DIVIDENDS	DIVIDENDS	DIVIDENDS		NET ASSET
NOTED, PERIODS ARE	VALUE,	INVESTMENT	UNREALIZED	TOTAL FROM	FROM NET	FROM NET	FROM		VALUE,
FISCAL YEARS ENDED	BEGINNING	INCOME	GAIN (LOSS) ON	INVESTMENT	INVESTMENT	REALIZED	RETURN OF	TOTAL	END OF
SEPTEMBER 30,	OF PERIOD	(LOSS)+	INVESTMENTS	OPERATIONS	INCOME	GAINS	CAPITAL	DIVIDENDS	PERIOD

CLASS A SHARES(b)

2025(c)	$14.27	0.25	(0.32)	(0.07)	(0.25)	—	—	(0.25)	$13.95
2024	$13.39	0.50	0.88	1.38	(0.50)	—	—	(0.50)	$14.27
2023	$13.48	0.44	(0.09)	0.35	(0.44)	—	—	(0.44)	$13.39
2022	$15.43	0.31	(1.95)	(1.64)	(0.31)	—	—	(0.31)	$13.48
2021	$15.33	0.30	0.10	0.40	(0.30)	—	—	(0.30)	$15.43
2020	$15.32	0.38	0.01	0.39	(0.38)	—	—	(0.38)	$15.33

CLASS C SHARES

2025(c)	$14.29	0.22	(0.32)	(0.10)	(0.22)	—	—	(0.22)	$13.97
2024	$13.40	0.43	0.89	1.32	(0.43)	—	—	(0.43)	$14.29
2023	$13.49	0.37	(0.09)	0.28	(0.37)	—	—	(0.37)	$13.40
2022	$15.45	0.24	(1.96)	(1.72)	(0.24)	—	—	(0.24)	$13.49
2021	$15.34	0.23	0.11	0.34	(0.23)	—	—	(0.23)	$15.45
2020	$15.34	0.30	—(e)	0.30	(0.30)	—	—	(0.30)	$15.34

CLASS I SHARES

2025(c)	$14.29	0.27	(0.33)	(0.06)	(0.27)	—	—	(0.27)	$13.96
2024	$13.40	0.53	0.89	1.42	(0.53)	—	—	(0.53)	$14.29
2023	$13.49	0.47	(0.09)	0.38	(0.47)	—	—	(0.47)	$13.40
2022	$15.45	0.34	(1.96)	(1.62)	(0.34)	—	—	(0.34)	$13.49
2021	$15.34	0.34	0.11	0.45	(0.34)	—	—	(0.34)	$15.45
2020	$15.33	0.41	0.01	0.42	(0.41)	—	—	(0.41)	$15.34

(a)	Not annualized for periods less than one year.

(b)	Sales loads are not reflected in computing total return.

(c)	Unaudited Six-Month Period Ended March 31.

(d)	Annualized.

(e)	Net realized and unrealized gain (loss) on investments was less than $0.01 per share.

+	Based on weighted average shares outstanding.

See notes to financial statements.

280   |   Semi-Annual Financial Statements

Financial Highlights, Continued

Strategic Municipal Income Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE						NET
NOTED, PERIODS ARE		EXPENSES, AFTER	EXPENSES,		PORTFOLIO	ASSETS
FISCAL YEARS ENDED	NET INVESTMENT	EXPENSE	BEFORE EXPENSE	TOTAL	TURNOVER	AT END OF PERIOD
SEPTEMBER 30,	INCOME (LOSS) (%)	REDUCTIONS (%)	REDUCTIONS (%)	RETURN (%)(a)	RATE (%)(a)	(THOUSANDS)

CLASS A SHARES(b)

2025(c)	3.60(d)	0.81(d)	1.24(d)	(0.48)	14.75	$66,567
2024	3.55	0.81	1.27	10.41	23.43	$69,372
2023	3.15	0.81	1.27	2.51	48.80	$60,908
2022	2.12	0.81	1.27	(10.73)	46.24	$55,859
2021	1.96	0.81	1.26	2.65	10.43	$65,220
2020	2.47	0.87	1.26	2.56	32.45	$61,537

CLASS C SHARES

2025(c)	3.13(d)	1.28(d)	2.07(d)	(0.71)	14.75	$3,653
2024	3.07	1.28	1.97	9.96	23.43	$4,119
2023	2.65	1.28	1.92	2.03	48.80	$4,998
2022	1.64	1.28	1.77	(11.20)	46.24	$8,278
2021	1.50	1.28	1.71	2.24	10.43	$11,753
2020	2.00	1.35	1.65	2.02	32.45	$15,591

CLASS I SHARES

2025(c)	3.83(d)	0.59(d)	0.98(d)	(0.44)	14.75	$294,306
2024	3.76	0.59	1.01	10.72	23.43	$248,771
2023	3.37	0.59	1.01	2.74	48.80	$227,585
2022	2.33	0.59	0.99	(10.59)	46.24	$236,725
2021	2.17	0.59	0.97	2.94	10.43	$298,871
2020	2.68	0.65	0.99	2.79	32.45	$225,486

Semi-Annual Financial Statements  |   281

Financial Highlights

Limited Term California Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE	NET ASSET	NET	NET REALIZED &		DIVIDENDS	DIVIDENDS	DIVIDENDS		NET ASSET
NOTED, PERIODS ARE	VALUE,	INVESTMENT	UNREALIZED	TOTAL FROM	FROM NET	FROM NET	FROM		VALUE,
FISCAL YEARS ENDED	BEGINNING	INCOME	GAIN (LOSS) ON	INVESTMENT	INVESTMENT	REALIZED	RETURN OF	TOTAL	END OF
SEPTEMBER 30,	OF PERIOD	(LOSS)+	INVESTMENTS	OPERATIONS	INCOME	GAINS	CAPITAL	DIVIDENDS	PERIOD

CLASS A SHARES(b)

2025(c)	$13.03	0.19	(0.22)	(0.03)	(0.19)	—	—	(0.19)	$12.81
2024	$12.56	0.36	0.47	0.83	(0.36)	—	—	(0.36)	$13.03
2023	$12.61	0.29	(0.05)	0.24	(0.29)	—	—	(0.29)	$12.56
2022	$13.66	0.17	(1.04)	(0.87)	(0.18)	—	—	(0.18)	$12.61
2021	$13.80	0.15	(0.14)	0.01	(0.15)	—	—	(0.15)	$13.66
2020	$13.72	0.18	0.08	0.26	(0.18)	—	—	(0.18)	$13.80

CLASS C SHARES

2025(c)	$13.04	0.17	(0.22)	(0.05)	(0.17)	—	—	(0.17)	$12.82
2024	$12.58	0.33	0.46	0.79	(0.33)	—	—	(0.33)	$13.04
2023	$12.62	0.25	(0.04)	0.21	(0.25)	—	—	(0.25)	$12.58
2022	$13.67	0.13	(1.04)	(0.91)	(0.14)	—	—	(0.14)	$12.62
2021	$13.81	0.11	(0.14)	(0.03)	(0.11)	—	—	(0.11)	$13.67
2020	$13.73	0.15	0.07	0.22	(0.14)	—	—	(0.14)	$13.81

CLASS C2 SHARES

2025(c)	$13.04	0.17	(0.22)	(0.05)	(0.17)	—	—	(0.17)	$12.82
2024	$12.57	0.33	0.47	0.80	(0.33)	—	—	(0.33)	$13.04
2023	$12.61	0.26	(0.05)	0.21	(0.25)	—	—	(0.25)	$12.57
2022	$13.67	0.14	(1.06)	(0.92)	(0.14)	—	—	(0.14)	$12.61
2021(f)	$13.81	0.11	(0.13)	(0.02)	(0.12)	—	—	(0.12)	$13.67

CLASS I SHARES

2025(c)	$13.05	0.21	(0.23)	(0.02)	(0.21)	—	—	(0.21)	$12.82
2024	$12.58	0.39	0.48	0.87	(0.40)	—	—	(0.40)	$13.05
2023	$12.62	0.32	(0.04)	0.28	(0.32)	—	—	(0.32)	$12.58
2022	$13.67	0.21	(1.05)	(0.84)	(0.21)	—	—	(0.21)	$12.62
2021	$13.82	0.19	(0.15)	0.04	(0.19)	—	—	(0.19)	$13.67
2020	$13.73	0.21	0.10	0.31	(0.22)	—	—	(0.22)	$13.82

(a)	Not annualized for periods less than one year.

(b)	Sales loads are not reflected in computing total return.

(c)	Unaudited Six-Month Period Ended March 31.

(d)	Annualized.

(e)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

(f)	Effective date of this class of shares was October 1, 2020.

+	Based on weighted average shares outstanding.

See notes to financial statements.

282   |   Semi-Annual Financial Statements

Financial Highlights, Continued

Limited Term California Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE						NET
NOTED, PERIODS ARE		EXPENSES, AFTER	EXPENSES,		PORTFOLIO	ASSETS
FISCAL YEARS ENDED	NET INVESTMENT	EXPENSE	BEFORE EXPENSE	TOTAL	TURNOVER	AT END OF PERIOD
SEPTEMBER 30,	INCOME (LOSS) (%)	REDUCTIONS (%)	REDUCTIONS (%)	RETURN (%)(a)	RATE (%)(a)	(THOUSANDS)

CLASS A SHARES(b)

2025(c)	2.97(d)	0.74(d)	0.96(d)	(0.22)	17.23	$55,957
2024	2.82	0.74	0.96	6.71	46.36	$60,071
2023	2.26	0.74	0.96	1.89	45.63	$67,312
2022	1.32	0.74	0.95	(6.44)	41.92	$79,046
2021	1.11	0.74	0.92	0.10	16.22	$101,949
2020	1.33	0.80	0.92	1.93	25.88	$109,102

CLASS C SHARES

2025(c)	2.66(d)	1.02(d)	2.19(d)	(0.37)	17.23	$751
2024	2.52	1.02	1.70	6.32	46.36	$1,216
2023	1.95	1.02	1.42	1.69	45.63	$2,897
2022	1.02	1.02	1.31	(6.70)	41.92	$5,976
2021	0.82	1.02	1.27	(0.19)	16.22	$9,623
2020	1.06	1.09	1.20	1.64	25.88	$17,573

CLASS C2 SHARES

2025(c)	2.70(d)	1.02(d)	2.08(d)	(0.36)	17.23	$1,043
2024	2.55	1.02	2.89(e)	6.41	46.36	$524
2023	2.00	1.02	8.02(e)	1.69	45.63	$141
2022	1.05	1.02	4.46(e)	(6.78)	41.92	$129
2021(f)	0.84	1.02	6.50(e)	(0.18)	16.22	$149

CLASS I SHARES

2025(c)	3.21(d)	0.49(d)	0.72(d)	(0.18)	17.23	$200,194
2024	3.07	0.49	0.71	6.97	46.36	$211,561
2023	2.50	0.49	0.71	2.23	45.63	$204,982
2022	1.56	0.49	0.71	(6.20)	41.92	$276,717
2021	1.35	0.49	0.70	0.27	16.22	$366,861
2020	1.56	0.54	0.69	2.25	25.88	$449,964

Semi-Annual Financial Statements  |   283

Financial Highlights

Intermediate New Mexico Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE	NET ASSET	NET	NET REALIZED &		DIVIDENDS	DIVIDENDS	DIVIDENDS		NET ASSET
NOTED, PERIODS ARE	VALUE,	INVESTMENT	UNREALIZED	TOTAL FROM	FROM NET	FROM NET	FROM		VALUE,
FISCAL YEARS ENDED	BEGINNING	INCOME	GAIN (LOSS) ON	INVESTMENT	INVESTMENT	REALIZED	RETURN OF	TOTAL	END OF
SEPTEMBER 30,	OF PERIOD	(LOSS)+	INVESTMENTS	OPERATIONS	INCOME	GAINS	CAPITAL	DIVIDENDS	PERIOD

CLASS A SHARES(b)

2025(c)	$12.51	0.17	(0.23)	(0.06)	(0.17)	—	—	(0.17)	$12.28
2024	$12.01	0.32	0.50	0.82	(0.32)	—	—	(0.32)	$12.51
2023	$12.08	0.24	(0.07)	0.17	(0.24)	—	—	(0.24)	$12.01
2022	$13.40	0.19	(1.32)	(1.13)	(0.19)	—	—	(0.19)	$12.08
2021	$13.48	0.20	(0.09)	0.11	(0.19)	—	—	(0.19)	$13.40
2020	$13.35	0.24	0.14	0.38	(0.25)	—	—	(0.25)	$13.48

CLASS D SHARES

2025(c)	$12.51	0.16	(0.23)	(0.07)	(0.16)	—	—	(0.16)	$12.28
2024	$12.02	0.29	0.49	0.78	(0.29)	—	—	(0.29)	$12.51
2023	$12.08	0.20	(0.05)	0.15	(0.21)	—	—	(0.21)	$12.02
2022	$13.41	0.16	(1.33)	(1.17)	(0.16)	—	—	(0.16)	$12.08
2021	$13.49	0.16	(0.08)	0.08	(0.16)	—	—	(0.16)	$13.41
2020	$13.36	0.21	0.13	0.34	(0.21)	—	—	(0.21)	$13.49

CLASS I SHARES

2025(c)	$12.50	0.19	(0.23)	(0.04)	(0.19)	—	—	(0.19)	$12.27
2024	$12.01	0.36	0.49	0.85	(0.36)	—	—	(0.36)	$12.50
2023	$12.07	0.27	(0.05)	0.22	(0.28)	—	—	(0.28)	$12.01
2022	$13.40	0.23	(1.33)	(1.10)	(0.23)	—	—	(0.23)	$12.07
2021	$13.47	0.24	(0.07)	0.17	(0.24)	—	—	(0.24)	$13.40
2020	$13.34	0.29	0.13	0.42	(0.29)	—	—	(0.29)	$13.47

(a)	Not annualized for periods less than one year.

(b)	Sales loads are not reflected in computing total return.

(c)	Unaudited Six-Month Period Ended March 31.

(d)	Annualized.

+	Based on weighted average shares outstanding.

See notes to financial statements.

284   |   Semi-Annual Financial Statements

Financial Highlights, Continued

Intermediate New Mexico Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE						NET
NOTED, PERIODS ARE		EXPENSES, AFTER	EXPENSES,		PORTFOLIO	ASSETS
FISCAL YEARS ENDED	NET INVESTMENT	EXPENSE	BEFORE EXPENSE	TOTAL	TURNOVER	AT END OF PERIOD
SEPTEMBER 30,	INCOME (LOSS) (%)	REDUCTIONS (%)	REDUCTIONS (%)	RETURN (%)(a)	RATE (%)(a)	(THOUSANDS)

CLASS A SHARES(b)

2025(c)	2.82(d)	0.99(d)	1.08(d)	(0.45)	5.77	$33,400
2024	2.59	0.99	1.06	6.89	19.49	$37,430
2023	1.91	0.99	1.02	1.35	48.90	$46,699
2022	1.50	0.99	1.01	(8.49)	8.83	$53,476
2021	1.46	0.98	0.98	0.85	7.43	$70,051
2020	1.83	0.98	0.98	2.84	22.92	$80,463

CLASS D SHARES

2025(c)	2.57(d)	1.24(d)	1.39(d)	(0.57)	5.77	$6,840
2024	2.34	1.24	1.36	6.54	19.49	$7,697
2023	1.65	1.24	1.34	1.18	48.90	$8,891
2022	1.25	1.24	1.29	(8.78)	8.83	$10,388
2021	1.20	1.24	1.29	0.59	7.43	$12,917
2020	1.57	1.24	1.26	2.58	22.92	$14,475

CLASS I SHARES

2025(c)	3.14(d)	0.67(d)	0.77(d)	(0.29)	5.77	$48,306
2024	2.91	0.67	0.75	7.15	19.49	$49,373
2023	2.23	0.67	0.74	1.76	48.90	$52,436
2022	1.82	0.67	0.73	(8.27)	8.83	$57,584
2021	1.77	0.67	0.71	1.24	7.43	$66,312
2020	2.13	0.67	0.71	3.16	22.92	$65,715

Semi-Annual Financial Statements  |   285

Financial Highlights

Intermediate New York Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE	NET ASSET	NET	NET REALIZED &		DIVIDENDS	DIVIDENDS	DIVIDENDS		NET ASSET
NOTED, PERIODS ARE	VALUE,	INVESTMENT	UNREALIZED	TOTAL FROM	FROM NET	FROM NET	FROM		VALUE,
FISCAL YEARS ENDED	BEGINNING	INCOME	GAIN (LOSS) ON	INVESTMENT	INVESTMENT	REALIZED	RETURN OF	TOTAL	END OF
SEPTEMBER 30,	OF PERIOD	(LOSS)+	INVESTMENTS	OPERATIONS	INCOME	GAINS	CAPITAL	DIVIDENDS	PERIOD

CLASS A SHARES(b)

2025(c)	$12.10	0.18	(0.27)	(0.09)	(0.18)	—	—	(0.18)	$11.83
2024	$11.60	0.34	0.50	0.84	(0.34)	—	—	(0.34)	$12.10
2023	$11.68	0.28	(0.08)	0.20	(0.28)	—	—	(0.28)	$11.60
2022	$12.88	0.25	(1.20)	(0.95)	(0.25)	—	—	(0.25)	$11.68
2021	$12.96	0.23	(0.07)	0.16	(0.24)	—	—	(0.24)	$12.88
2020	$12.95	0.26	0.01	0.27	(0.26)	—	—	(0.26)	$12.96

CLASS I SHARES

2025(c)	$12.10	0.20	(0.27)	(0.07)	(0.20)	—	—	(0.20)	$11.83
2024	$11.61	0.37	0.49	0.86	(0.37)	—	—	(0.37)	$12.10
2023	$11.68	0.31	(0.06)	0.25	(0.32)	—	—	(0.32)	$11.61
2022	$12.88	0.28	(1.19)	(0.91)	(0.29)	—	—	(0.29)	$11.68
2021	$12.96	0.27	(0.07)	0.20	(0.28)	—	—	(0.28)	$12.88
2020	$12.95	0.30	0.01	0.31	(0.30)	—	—	(0.30)	$12.96

(a)	Not annualized for periods less than one year.

(b)	Sales loads are not reflected in computing total return.

(c)	Unaudited Six-Month Period Ended March 31.

(d)	Annualized.

(e)	The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is 7.27%.

(f)	The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is 1.66%.

+	Based on weighted average shares outstanding.

See notes to financial statements.

286   |   Semi-Annual Financial Statements

Financial Highlights, Continued

Intermediate New York Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE						NET
NOTED, PERIODS ARE		EXPENSES, AFTER	EXPENSES,		PORTFOLIO	ASSETS
FISCAL YEARS ENDED	NET INVESTMENT	EXPENSE	BEFORE EXPENSE	TOTAL	TURNOVER	AT END OF PERIOD
SEPTEMBER 30,	INCOME (LOSS) (%)	REDUCTIONS (%)	REDUCTIONS (%)	RETURN (%)(a)	RATE (%)(a)	(THOUSANDS)

CLASS A SHARES(b)

2025(c)	3.04(d)	0.99(d)	1.41(d)	(0.75)	27.43	$12,097
2024	2.81	0.99	1.39	7.18(e)	20.23	$12,740
2023	2.33	0.99	1.33	1.75(f)	42.70	$13,096
2022	1.98	0.99	1.22	(7.48)	6.02	$15,193
2021	1.77	0.99	1.14	1.20	11.29	$23,885
2020	2.01	0.99	1.14	2.10	18.61	$27,120

CLASS I SHARES

2025(c)	3.36(d)	0.67(d)	1.15(d)	(0.59)	27.43	$13,623
2024	3.13	0.67	1.12	7.53	20.23	$12,588
2023	2.64	0.67	1.11	2.07	42.70	$12,113
2022	2.30	0.67	0.98	(7.18)	6.02	$14,642
2021	2.09	0.67	0.93	1.52	11.29	$20,454
2020	2.33	0.67	0.91	2.43	18.61	$21,197

Semi-Annual Financial Statements  |  287

Schedule of Investments

Thornburg Emerging Markets Managed Account Fund | March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE

	COMMON STOCK — 95.9%

	AUTOMOBILES & COMPONENTS — 3.1%
	Automobiles — 3.1%
	Kia Corp.	501	$31,688
			31,688
	BANKS — 6.9%
	Banks — 6.9%
	Al Rajhi Bank	1,124	30,511
	SCB X PCL	11,102	40,349
			70,860
	CAPITAL GOODS — 2.4%
	Aerospace & Defense — 2.4%
	LIG Nex1 Co. Ltd.	144	24,514
			24,514
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 3.1%
	Specialty Retail — 3.1%
	K Car Co. Ltd.	3,592	31,608
			31,608
	CONSUMER DURABLES & APPAREL — 7.8%
	Household Durables — 2.7%
	Nien Made Enterprise Co. Ltd.	2,319	27,839
	Textiles, Apparel & Luxury Goods — 5.1%
	Kalyan Jewellers India Ltd.	9,667	52,298
			80,137
	CONSUMER SERVICES — 2.2%
	Hotels, Restaurants & Leisure — 2.2%
[a]	Zomato Ltd.	9,826	23,025
			23,025
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 5.5%
	Consumer Staples Distribution & Retail — 5.5%
	BIM Birlesik Magazalar AS	1,901	22,957
[a]	Zabka Group SA	6,279	33,638
			56,595
	ENERGY — 7.2%
	Energy Equipment & Services — 2.6%
	ADNOC Drilling Co. PJSC	18,721	26,198
	Oil, Gas & Consumable Fuels — 4.6%
	Reliance Industries Ltd.	3,172	47,119
			73,317
	FINANCIAL SERVICES — 9.0%
	Capital Markets — 5.6%
	360 ONE WAM Ltd.	2,505	27,850
	Saudi Tadawul Group Holding Co.	536	29,134
	Financial Services — 3.4%
[b]	Home First Finance Co. India Ltd.	2,941	34,636
			91,620
	FOOD, BEVERAGE & TOBACCO — 10.0%
	Beverages — 10.0%
	Kweichow Moutai Co. Ltd. Class A	158	34,031
	Varun Beverages Ltd.	10,905	68,669
			102,700

288 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Emerging Markets Managed Account Fund | March 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE

	HEALTH CARE EQUIPMENT & SERVICES — 3.9%
	Health Care Providers & Services — 3.9%
	Max Healthcare Institute Ltd.	3,088	$39,680
			39,680
	HOUSEHOLD & PERSONAL PRODUCTS — 3.5%
	Personal Care Products — 3.5%
	Proya Cosmetics Co. Ltd. Class A	3,120	35,564
			35,564
	REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.7%
	Real Estate Management & Development — 2.7%
[b]	Macrotech Developers Ltd.	1,957	27,329
			27,329
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.0%
	Semiconductors & Semiconductor Equipment — 4.0%
	MediaTek, Inc.	943	40,644
			40,644
	TECHNOLOGY HARDWARE & EQUIPMENT — 8.5%
	Electronic Equipment, Instruments & Components — 2.3%
	Lotes Co. Ltd.	562	23,779
	Technology Hardware, Storage & Peripherals — 6.2%
	Samsung Electronics Co. Ltd.	1,598	63,353
			87,132
	TELECOMMUNICATION SERVICES — 5.7%
	Diversified Telecommunication Services — 5.7%
	Converge Information & Communications Technology Solutions, Inc.	178,687	58,035
			58,035
	TRANSPORTATION — 7.8%
	Transportation Infrastructure — 7.8%
	Adani Ports & Special Economic Zone Ltd.	3,882	53,342
	Salik Co. PJSC	19,291	26,332
			79,674
	UTILITIES — 2.6%
	Electric Utilities — 2.6%
	Tenaga Nasional Bhd.	8,778	26,515
			26,515
	TOTAL COMMON STOCK (Cost $973,749)		980,637

	SHORT-TERM INVESTMENTS — 4.6%
[c]	Thornburg Capital Management Fund	4,726	47,259
	TOTAL SHORT-TERM INVESTMENTS (Cost $47,259)		47,259

	TOTAL INVESTMENTS — 100.5% (Cost $1,021,008)		$1,027,896

	LIABILITIES NET OF OTHER ASSETS — (0.5)%		(4,953)

	NET ASSETS — 100.0%		$1,022,943

Footnote Legend

a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $61,965, representing 6.06% of the Fund’s net assets.
c	Investment in Affiliates.

See notes to financial statements.	Semi-Annual Financial Statements | 289

Schedule of Investments, Continued

Thornburg Emerging Markets Managed Account Fund | March 31, 2025 (Unaudited)

COUNTRY EXPOSURE *
(percent of equity holdings)

India	38.1%
South Korea	15.4%
Taiwan	9.4%
China	7.1%
Saudi Arabia	6.1%
Philippines	5.9%
United Arab Emirates	5.4%
Thailand	4.1%
Luxembourg	3.4%
Malaysia	2.7%
Turkey	2.4%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

290 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments

Thornburg High Income Bond Managed Account Fund | March 31, 2025 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	ASSET BACKED SECURITIES — 0.9%

	OTHER ASSET BACKED — 0.9%
[a]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	$55,579	$46,325
			46,325
	TOTAL ASSET BACKED SECURITIES (Cost $45,124)		46,325

	CORPORATE BONDS — 42.7%

	CAPITAL GOODS — 4.5%
	Aerospace & Defense — 1.4%
[a]	BWX Technologies, Inc., 4.125% due 6/30/2028	35,000	33,054
[a]	TransDigm, Inc., 6.75% due 8/15/2028	35,000	35,531
	Machinery — 2.7%
[a,b]	ATS Corp., 4.125% due 12/15/2028	35,000	32,493
[a]	Axon Enterprise, Inc., 6.125% due 3/15/2030	35,000	35,358
[a]	Esab Corp., 6.25% due 4/15/2029	35,000	35,526
[a]	Mueller Water Products, Inc., 4.00% due 6/15/2029	35,000	32,503
	Trading Companies & Distributors — 0.4%
[a]	Windsor Holdings III LLC, 8.50% due 6/15/2030	18,000	18,650
			223,115
	COMMERCIAL & PROFESSIONAL SERVICES — 2.7%
	Commercial Services & Supplies — 1.4%
[a]	ACCO Brands Corp., 4.25% due 3/15/2029	18,000	16,272
[a]	Clean Harbors, Inc., 5.125% due 7/15/2029	35,000	34,108
[a]	VT Topco, Inc., 8.50% due 8/15/2030	18,000	18,873
	Professional Services — 1.3%
[a]	Gartner, Inc., 3.625% due 6/15/2029	35,000	32,962
[a]	Korn Ferry, 4.625% due 12/15/2027	35,000	33,927
			136,142
	CONSUMER DURABLES & APPAREL — 1.1%
	Household Durables — 0.3%
[a]	CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50% due 10/15/2029	18,000	16,434
	Textiles, Apparel & Luxury Goods — 0.8%
[a]	Champ Acquisition Corp., 8.375% due 12/1/2031	36,000	37,337
			53,771
	CONSUMER SERVICES — 0.7%
	Hotels, Restaurants & Leisure — 0.7%
[a]	Papa John’s International, Inc., 3.875% due 9/15/2029	35,000	32,794
			32,794
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.8%
	Consumer Staples Distribution & Retail — 1.8%
[a]	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875% due 2/15/2028	35,000	35,010
[a]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	18,000	18,526
[a]	U.S. Foods, Inc., 4.75% due 2/15/2029	35,000	33,766
			87,302
	ENERGY — 5.9%
	Oil, Gas & Consumable Fuels — 5.9%
[a]	Columbia Pipelines Holding Co. LLC, 5.097% due 10/1/2031	35,000	34,573
[a]	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625% due 3/15/2029	35,000	36,245
[a]	El Paso Natural Gas Co. LLC, 3.50% due 2/15/2032	35,000	31,033
[a]	Gray Oak Pipeline LLC, 3.45% due 10/15/2027	35,000	33,742
[a,b]	Parkland Corp., 5.875% due 7/15/2027	35,000	34,858
[a]	South Bow USA Infrastructure Holdings LLC, 5.026% due 10/1/2029	35,000	34,725
[a]	Summit Midstream Holdings LLC, 8.625% due 10/31/2029	18,000	18,394

See notes to financial statements.	Semi-Annual Financial Statements | 291

Schedule of Investments, Continued

Thornburg High Income Bond Managed Account Fund | March 31, 2025 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

[a]	Sunoco LP, 7.00% due 5/1/2029	$35,000	$35,830
[a]	Whistler Pipeline LLC, 5.70% due 9/30/2031	35,000	35,435
			294,835
	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.7%
	Diversified REITs — 0.7%
[a]	Iron Mountain, Inc., 5.25% due 7/15/2030	35,000	33,559
			33,559
	FINANCIAL SERVICES — 3.8%
	Capital Markets — 1.7%
[a]	Blue Owl Technology Finance Corp., 3.75% due 6/17/2026	35,000	34,181
[a]	Compass Group Diversified Holdings LLC, 5.25% due 4/15/2029	18,000	16,999
[a]	LPL Holdings, Inc., 4.00% due 3/15/2029	35,000	33,556
	Consumer Finance — 0.7%
[a]	FirstCash, Inc., 5.625% due 1/1/2030	35,000	33,949
	Financial Services — 1.4%
[a]	EZCORP, Inc., 7.375% due 4/1/2032	35,000	35,517
[a]	United Wholesale Mortgage LLC, 5.50% due 11/15/2025	35,000	34,903
			189,105
	FOOD, BEVERAGE & TOBACCO — 1.4%
	Food Products — 1.4%
[a]	Darling Ingredients, Inc., 5.25% due 4/15/2027	35,000	34,622
[a]	Post Holdings, Inc., 6.25% due 2/15/2032	35,000	35,222
			69,844
	HEALTH CARE EQUIPMENT & SERVICES — 2.6%
	Health Care Equipment & Supplies — 1.3%
[a]	Hologic, Inc., 3.25% due 2/15/2029	35,000	32,289
[a]	Medline Borrower LP, 3.875% due 4/1/2029	35,000	32,706
	Health Care Providers & Services — 1.3%
[a]	Charles River Laboratories International, Inc., 3.75% due 3/15/2029	35,000	32,222
	Tenet Healthcare Corp., 6.125% due 6/15/2030	35,000	34,890
			132,107
	HOUSEHOLD & PERSONAL PRODUCTS — 1.7%
	Household Products — 1.0%
[a]	Energizer Holdings, Inc., 4.75% due 6/15/2028	18,000	17,209
[a]	Prestige Brands, Inc., 5.125% due 1/15/2028	35,000	34,375
	Personal Care Products — 0.7%
[a]	Edgewell Personal Care Co., 5.50% due 6/1/2028	35,000	34,292
			85,876
	INSURANCE — 2.1%
	Insurance — 2.1%
[a]	American National Group, Inc., 6.144% due 6/13/2032	35,000	35,498
[a]	Global Atlantic Fin Co., 4.40% due 10/15/2029	35,000	33,799
[a]	Sammons Financial Group, Inc., 6.875% due 4/15/2034	35,000	37,262
			106,559
	MATERIALS — 4.8%
	Chemicals — 0.8%
[a,b]	NOVA Chemicals Corp., 9.00% due 2/15/2030	35,000	37,623
	Containers & Packaging — 3.4%
[a]	Amcor Flexibles North America, Inc., 5.50% due 3/17/2035	35,000	35,128
[a]	Berry Global, Inc., 5.625% due 7/15/2027	35,000	34,946
[a]	Graphic Packaging International LLC, 3.50% due 3/1/2029	35,000	32,270
[a]	Sealed Air Corp./Sealed Air Corp. U.S., 7.25% due 2/15/2031	35,000	36,220
[a]	Silgan Holdings, Inc., 1.40% due 4/1/2026	35,000	33,771

292 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg High Income Bond Managed Account Fund | March 31, 2025 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE
	Metals & Mining — 0.6%
[a]	Novelis Corp., 3.875% due 8/15/2031	$35,000	$30,408
			240,366
	MEDIA & ENTERTAINMENT — 2.0%
	Media — 2.0%
[a]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25% due 2/1/2031	35,000	31,009
[a]	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875% due 8/15/2027	35,000	33,929
[a]	Sirius XM Radio LLC, 5.00% due 8/1/2027	35,000	34,195
			99,133
	REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.4%
	Real Estate Management & Development — 1.4%
[a]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	35,000	35,094
[a]	Greystar Real Estate Partners LLC, 7.75% due 9/1/2030	35,000	36,620
			71,714
	SOFTWARE & SERVICES — 4.1%
	Information Technology Services — 1.4%
[a]	Insight Enterprises, Inc., 6.625% due 5/15/2032	35,000	35,320
[a]	Science Applications International Corp., 4.875% due 4/1/2028	35,000	33,467
	Internet Software & Services — 0.7%
[a]	Arches Buyer, Inc., 4.25% due 6/1/2028	18,000	16,433
[a]	Cogent Communications Group LLC, 7.00% due 6/15/2027	18,000	18,108
	Software — 2.0%
[a]	Fair Isaac Corp., 4.00% due 6/15/2028	35,000	33,314
[a,b]	Open Text Corp., 3.875% due 2/15/2028	35,000	33,025
[a]	SS&C Technologies, Inc., 5.50% due 9/30/2027	35,000	34,737
			204,404
	TECHNOLOGY HARDWARE & EQUIPMENT — 1.4%
	Electronic Equipment, Instruments & Components — 1.4%
[a]	WESCO Distribution, Inc., 6.375% due 3/15/2029	35,000	35,437
[a]	Zebra Technologies Corp., 6.50% due 6/1/2032	35,000	35,438
			70,875
	TOTAL CORPORATE BONDS (Cost $2,135,747)		2,131,501

	SHORT-TERM INVESTMENTS — 67.2%
[c]	Thornburg Capital Management Fund	336,264	3,362,639
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,362,639)		3,362,639

	TOTAL INVESTMENTS — 110.8% (Cost $5,543,510)		$5,540,465

	LIABILITIES NET OF OTHER ASSETS — (10.8)%		(540,301)

	NET ASSETS — 100.0%		$5,000,164

Footnote Legend

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $2,142,936, representing 42.86% of the Fund’s net assets.
b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
c	Investment in Affiliates.

See notes to financial statements.	Semi-Annual Financial Statements | 293

Schedule of Investments

Thornburg Investment Grade Bond Managed Account Fund | March 31, 2025 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	ASSET BACKED SECURITIES — 0.8%

	AUTO RECEIVABLES — 0.8%
[a]	American Credit Acceptance Receivables Trust, Series 2023-4 Class B, 6.63% due 2/14/2028	$15,000	$15,049
			15,049
	TOTAL ASSET BACKED SECURITIES (Cost $15,047)		15,049

	CORPORATE BONDS — 12.8%

	AUTOMOBILES & COMPONENTS — 0.5%
	Automobiles — 0.5%
[a]	Hyundai Capital America, 5.30% due 3/19/2027	10,000	10,097
			10,097
	COMMERCIAL & PROFESSIONAL SERVICES — 1.0%
	Commercial Services & Supplies — 1.0%
[a,b]	Element Fleet Management Corp., 6.319% due 12/4/2028	10,000	10,510
[a]	UL Solutions, Inc., 6.50% due 10/20/2028	10,000	10,517
			21,027
	ENERGY — 1.9%
	Oil, Gas & Consumable Fuels — 1.9%
[a]	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	10,000	9,914
[a]	Florida Gas Transmission Co. LLC, 2.30% due 10/1/2031	10,000	8,404
[a]	Midwest Connector Capital Co. LLC, 4.625% due 4/1/2029	10,000	9,919
[a]	South Bow USA Infrastructure Holdings LLC, 4.911% due 9/1/2027	10,000	10,006
			38,243
	FOOD, BEVERAGE & TOBACCO — 0.5%
	Food Products — 0.5%
[a]	Mars, Inc., 4.80% due 3/1/2030	10,000	10,061
			10,061
	INSURANCE — 3.0%
	Insurance — 3.0%
[a]	Brighthouse Financial Global Funding, 2.00% due 6/28/2028	10,000	9,117
[a]	CNO Global Funding, 4.875% due 12/10/2027	10,000	10,021
[a]	F&G Global Funding, 2.30% due 4/11/2027	10,000	9,519
[a]	Mutual of Omaha Cos Global Funding, 5.45% due 12/12/2028	10,000	10,277
[a]	NLG Global Funding, 5.40% due 1/23/2030	10,000	10,171
[a]	RGA Global Funding, 5.50% due 1/11/2031	10,000	10,286
			59,391
	MATERIALS — 1.5%
	Chemicals — 0.5%
[a]	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 4.75% due 5/15/2030	10,000	9,993
	Containers & Packaging — 1.0%
[a]	Amcor Flexibles North America, Inc., 5.10% due 3/17/2030	10,000	10,090
[a]	Sealed Air Corp., 1.573% due 10/15/2026	10,000	9,515
			29,598
	SOFTWARE & SERVICES — 0.5%
	Software — 0.5%
[a]	MSCI, Inc., 4.00% due 11/15/2029	10,000	9,553
			9,553
	UTILITIES — 3.9%
	Electric Utilities — 3.9%
[a]	Evergy Missouri West, Inc., 5.65% due 6/1/2034	10,000	10,236
[a]	FirstEnergy Pennsylvania Electric Co., 5.20% due 4/1/2028	10,000	10,148
[a]	ITC Holdings Corp., 5.65% due 5/9/2034	10,000	10,180
[a]	Jersey Central Power & Light Co., 4.30% due 1/15/2026	10,000	9,952
[a]	Liberty Utilities Finance GP 1, 2.05% due 9/15/2030	10,000	8,595

294 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Investment Grade Bond Managed Account Fund | March 31, 2025 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

[a]	New York State Electric & Gas Corp., 3.25% due 12/1/2026	$10,000	$9,786
[a]	NorthWestern Corp., 5.073% due 3/21/2030	10,000	10,075
[a]	Oncor Electric Delivery Co. LLC, 5.35% due 4/1/2035	10,000	10,115
			79,087
	TOTAL CORPORATE BONDS (Cost $256,301)		257,057

	MORTGAGE BACKED — 2.2%
[a,c]	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class A1, 2.962% due 10/25/2048	14,115	13,254
[a]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	15,000	15,640
[a,c]	LEX Mortgage Trust, CMBS, Series 2024-BBG Class A, 4.874% due 10/13/2033	15,000	14,892
	TOTAL MORTGAGE BACKED (Cost $43,489)		43,786

	SHORT-TERM INVESTMENTS — 84.1%
[d]	Thornburg Capital Management Fund	168,359	1,683,593
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,683,593)		1,683,593

	TOTAL INVESTMENTS — 99.9% (Cost $1,998,430)		$1,999,485

	OTHER ASSETS LESS LIABILITIES — 0.1%		2,821

	NET ASSETS — 100.0%		$2,002,306

Footnote Legend

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $315,892, representing 15.78% of the Fund’s net assets.
b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
c	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule.

The rates shown are those in effect on March 31, 2025.

d	Investment in Affiliates.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMBS	Commercial Mortgage-Backed Securities	CMO	Collateralized Mortgage Obligation

See notes to financial statements.	Semi-Annual Financial Statements | 295

Schedule of Investments

Thornburg Municipal Managed Account Fund | March 31, 2025 (Unaudited)

		PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	LONG-TERM MUNICIPAL BONDS — 96.4%

	ALABAMA — 13.0%
[a]	Black Belt Energy Gas District (Guaranty: Goldman Sachs Group, Inc.), Series D-1, 5.50% due 6/1/2049 (put 2/1/2029)	$150,000	$158,218
	Black Belt Energy Gas District (Guaranty: Royal Bank of Canada), Series B, 5.00% due 12/1/2030	250,000	264,127
[a]	Chatom (PowerSouth Energy Cooperative; SPA National Rural Utilities Cooperative Finance) IDB, Series A, 3.80% due 8/1/2037 (put 8/1/2025)	250,000	247,937
[a]	Energy Southeast A Cooperative District (Guaranty: Morgan Stanley Group), Series B, 5.25% due 7/1/2054 (put 6/1/2032)	300,000	320,391
[a]	Southeast Alabama Gas Supply District (Guaranty: Morgan Stanley Group), 5.00% due 6/1/2049 (put 5/1/2032)	250,000	262,643
[a]	Southeast Alabama Gas Supply District (Guaranty: Pacific Life Insurance Co.), Series A, 5.00% due 8/1/2054 (put 4/1/2032)	250,000	264,506
	ARIZONA — 2.6%
[a]	Chandler (Intel Corp.) IDA AMT, 4.10% due 12/1/2037 (put 6/15/2028)	150,000	151,209
	City of Phoenix Civic Improvement Corp. (Phoenix Airport Revenue) AMT, 5.00% due 7/1/2048	150,000	150,710
	CALIFORNIA — 3.6%
[a]	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond), Series A-1, 5.00% due 5/1/2054 (put 4/1/2032)	250,000	265,596
	California Municipal Finance Authority (Greenfield Commons Eah LP) (FNMA) (Green Bond), Series A, 5.28% due 9/1/2046	150,000	159,986
	CONNECTICUT — 1.3%
	Connecticut Housing Finance Authority (Green Bond), Series B, 4.65% due 11/15/2048	150,000	149,344
	FLORIDA — 8.6%
[b]	Capital Projects Finance Authority (Kissimmee Charter Academy), 6.625% due 6/15/2059	145,000	148,791
[b]	Capital Trust Agency, Inc. (Southeastern University Obligated Group), Series A, 6.25% due 5/1/2048	100,000	104,390
	County of Broward Airport System Revenue AMT, 5.00% due 10/1/2042	150,000	150,329
	Florida Development Finance Corp. (Mater Academy Miami-Dade Osceola County Facilities Obligated Group), Series A, 5.00% due 6/15/2042	150,000	150,726
[b]	Florida Development Finance Corp. (SFP - Tampa I LLC), Series A1, 5.25% due 6/1/2054	250,000	253,004
	Miami-Dade County Housing Finance Authority (RGC Phase I LLC) (FNMA, HUD), Series A, 4.88% due 3/1/2046	200,000	200,587
	GEORGIA — 4.0%
[a]	Bartow County Development Authority (Georgia Power Co.), 3.95% due 12/1/2032 (put 3/8/2028)	100,000	102,050
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
[a]	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada), Series A, 5.00% due 5/1/2054 (put 9/1/2031)	200,000	212,092
[a]	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada), Series B, 5.00% due 7/1/2053 (put 3/1/2030)	150,000	157,568
	ILLINOIS — 2.4%
	State of Illinois GO, Series B, 4.00% due 11/1/2038 - 11/1/2039	300,000	283,917
	INDIANA — 0.9%
[a]	Indiana Finance Authority (Republic Services, Inc.) AMT, Series A, 3.85% due 5/1/2028 (put 6/2/2025)	100,000	99,382
	IOWA — 1.5%
[a]	Iowa Finance Authority (Iowa Fertilizer Co. LLC; Guaranty: OCI NV), 5.00% due 12/1/2050 (pre-refunded 12/1/2032)	150,000	168,555
	KENTUCKY — 3.8%
[a]	County of Owen (American Water/Kentucky-American Water Co. Obligated Group), 3.875% due 6/1/2040 (put 9/1/2028)	150,000	151,369
	Kentucky Housing Corp. (FHLMC, FNMA, GNMA), Series A, 4.35% due 7/1/2044	150,000	144,205
	Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group), Series A, 5.00% due 10/1/2033	150,000	152,670
	LOUISIANA — 0.8%
[b]	Louisiana Local Government Environmental Facilities & Community Development Auth (Christwood Obligated Group), 5.25% due 11/15/2053	100,000	97,807
	MICHIGAN — 5.4%
	City of Detroit GO, Series C, 6.00% due 5/1/2043	250,000	276,278
	Michigan State (HUD) HDA, Series A, 4.70% due 10/1/2054	150,000	146,060
	Michigan Strategic Fund (Waste Management of Michigan, Inc.; Guaranty: Waste Management, Inc.) AMT, 4.125% due 8/1/2027	200,000	202,392
	MISSOURI — 0.9%
	Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group), Series A, 5.25% due 2/1/2054	100,000	101,368
	NEVADA — 2.2%
[a]	County of Washoe (Sierra Pacific Power Co.) AMT, Series F, 4.125% due 3/1/2036 (put 10/1/2029)	250,000	252,595
	NEW HAMPSHIRE — 1.5%
	New Hampshire Business Finance Authority (Presbyterian Homes Obligated Group), Series A, 5.25% due 7/1/2048	175,000	178,523
	NEW JERSEY — 2.7%
	New Jersey Higher Education Student Assistance Authority AMT, Series C, 5.25% due 12/1/2054	140,000	135,287
	New Jersey Housing & Mortgage Finance Agency (Riverview Towers Preservation LLC) (FHA, GNMA), Series B, 5.25% due 12/20/2065	175,000	177,561
	NEW MEXICO — 5.4%
[a]	City of Farmington (Public Service Co. of New Mexico), Series D, 3.90% due 6/1/2040 (put 6/1/2028)	250,000	251,227
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), Series A, 5.00% due 7/1/2049	150,000	138,482
	New Mexico Mortgage Finance Authority (FHLMC, FNMA, GNMA), Series C, 4.60% due 9/1/2044	245,000	243,611

296 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Municipal Managed Account Fund | March 31, 2025 (Unaudited)

		PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	NORTH CAROLINA — 2.7%
	North Carolina Medical Care Commission (Penick Village Obligated Group), Series A, 5.50% due 9/1/2054	$165,000	$165,198
	North Carolina Medical Care Commission (United Methodist Retirement Homes Inc Obligated Group), Series 2024B-1, 4.25% due 10/1/2028	150,000	150,471
	NORTH DAKOTA — 1.7%
	City of Horace GO,
	Series C,
	4.75% due 5/1/2044	100,000	97,100
	5.00% due 5/1/2050	100,000	97,008
	OHIO — 2.6%
[a]	Ohio Air Quality Development Authority (Ohio Valley Electric Corp.), Series C, 1.50% due 2/1/2026 (put 11/4/2025)	155,000	151,555
	Ohio Housing Finance Agency (Yorktown Preservation LLC) (FNMA, HUD), 4.55% due 4/1/2041	160,000	155,511
	OKLAHOMA — 0.8%
	Muskogee Industrial Trust (Muskogee County No. 20) ISD, 4.00% due 9/1/2032	100,000	98,256
	PENNSYLVANIA — 3.4%
	Northeastern Pennsylvania Hospital & Education Authority (King’s College), 5.00% due 5/1/2031	145,000	147,969
[a]	Pennsylvania (Republic Services, Inc.) EDFA AMT, Series B-1, 4.15% due 4/1/2049 (put 4/15/2025)	250,000	249,918
	SOUTH DAKOTA — 1.3%
	South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group), 5.00% due 9/1/2040	150,000	151,620
	TENNESSEE — 3.0%
	Knox County Health Educational & Housing Facility Board (Provident Group - UTK Properties LLC) (BAM), Series A-1, 5.00% due 7/1/2044	200,000	206,974
	Tennessee (Green Bond) HDA, Series 2A, 4.70% due 7/1/2053	150,000	145,116
	TEXAS — 6.4%
	Clifton Higher Education Finance Corp. (YES Prep Public Schools, Inc.) (PSF-GTD), 4.25% due 4/1/2048	150,000	142,189
	Matagorda County Navigation District No. 1 (AEP Texas, Inc.) AMT, 4.25% due 5/1/2030	150,000	153,456
[a]	Mission Economic Development Corp. (Waste Management, Inc.) AMT, Series A, 3.75% due 5/1/2046 (put 6/2/2025)	300,000	299,504
	Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) AMT, 5.50% due 12/31/2058	150,000	157,582
	UTAH — 3.9%
[b]	Black Desert Public Infrastructure District (Black Desert Assessment Area No. 1), 5.625% due 12/1/2053	200,000	200,208
[b]	Utah Charter School Finance Authority (Freedom Academy Foundation), Series A, 5.00% due 6/15/2041	120,000	109,141
	Utah Charter School Finance Authority (Summit Academy, Inc.), Series A, 5.00% due 4/15/2049	150,000	150,873
	VERMONT — 1.7%
	Vermont Housing Finance Agency (FHLMC, FNMA, GNMA) (Green Bond), Series A, 4.70% due 5/1/2050	200,000	195,680
	VIRGINIA — 1.7%
	Virginia HDA, Series D, 4.70% due 8/1/2048	200,000	198,838
	WASHINGTON — 1.7%
	Washington State Housing Finance Commission (Camas Flats Oak Harbor 1 LLLP) (FNMA), Series A FN, 4.55% due 8/1/2043	100,000	97,059
[b]	Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences), 6.125% due 7/1/2053	100,000	106,560
	WEST VIRGINIA — 3.4%
	West Virginia (Kentucky Power Co.) EDA AMT,
[a]	West Virginia (Kentucky Power Co.) EDA AMT, 1.00% due 1/1/2041 (put 9/1/2025)	105,000	103,725
[a]	West Virginia (Kentucky Power Co.) EDA AMT, Series 2014-A, 4.70% due 4/1/2036 (put 6/17/2026)	290,000	293,071
	WISCONSIN — 1.5%
	Wisconsin Housing & EDA (Flats at Bishops Woods LP) (FNMA), Series E, 4.75% due 6/1/2043	175,000	169,500
	TOTAL LONG-TERM MUNICIPAL BONDS — 96.4% (Cost $11,155,885)		11,269,575

	SHORT-TERM INVESTMENTS — 2.7%
	MUNICIPAL BONDS — 1.7%

	TEXAS — 1.7%
[a]	Port of Port Arthur Navigation District (Motiva Enterprises LLC), 3.75% due 4/1/2040 (put 4/1/2025)	200,000	200,000
	TOTAL MUNICIPAL BONDS — 1.7% (Cost $200,000)		200,000

See notes to financial statements.	Semi-Annual Financial Statements | 297

Schedule of Investments, Continued

Thornburg Municipal Managed Account Fund | March 31, 2025 (Unaudited)

	PRINCIPAL
ISSUER-DESCRIPTION	AMOUNT	VALUE

U.S. TREASURY SECURITIES — 1.0%
U.S. Treasury Bills, 4.297% due 4/15/2025	$120,000	$119,803
TOTAL U.S. TREASURY SECURITIES —1.0% (Cost $119,803)		119,803
TOTAL SHORT-TERM INVESTMENTS — 2.7% (Cost $319,803)		319,803

TOTAL INVESTMENTS — 99.1% (Cost $11,475,688)		$11,589,378

OTHER ASSETS LESS LIABILITIES — 0.9%		106,355

NET ASSETS — 100.0%		$11,695,733

Footnote Legend

a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule.

The rates shown are those in effect on March 31, 2025.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $1,019,901, representing 8.72% of the Fund’s net assets.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AMT	Alternative Minimum Tax	GO	General Obligation
BAM	Insured by Build America Mutual Insurance Co.	HDA	Housing Development Authority
EDA	Economic Development Authority	HUD	Insured by Housing and Urban Development
EDFA	Economic Development Financing Authority	IDA	Industrial Development Authority/Agency
FHA	Insured by Federal Housing Administration	IDB	Industrial Development Board
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.	ISD	Independent School District
FNMA	Collateralized by Federal National Mortgage Association	PSF-GTD	Guaranteed by Permanent School Fund
GNMA	Collateralized by Government National Mortgage Association	SPA	Stand-by Purchase Agreement

298 | Semi-Annual Financial Statements	See notes to financial statements.

Statements of Assets and Liabilities

March 31, 2025 (Unaudited)

	THORNBURG EMERGING MARKETS MANAGED ACCOUNT FUND	THORNBURG HIGH INCOME BOND MANAGED ACCOUNT FUND	THORNBURG INVESTMENT GRADE BOND MANAGED ACCOUNT FUND	THORNBURG MUNICIPAL MANAGED ACCOUNT FUND
ASSETS
Investments at cost
Non-affiliated issuers	$973,749	$2,180,871	$314,837	$11,475,688
Non-controlled affiliated issuers	47,259	3,362,639	1,683,593	-
Investments at value Non-affiliated issuers	980,637	2,177,826	315,892	11,589,378
Non-controlled affiliated issuers	47,259	3,362,639	1,683,593	-
Foreign currency at value (a)	9	-	-	-
Receivable from investment advisor	14,070	500	500	11,123
Dividends receivable	6,283	3,422	1,370	92
Principal and interest receivable	-	27,086	3,076	145,401
Prepaid expenses and other assets	10,626	-	-	17,651
Total Assets	1,058,884	5,571,473	2,004,431	11,763,645

LIABILITIES
Payable for investments purchased	205	570,173	1,370	-
Accounts payable and accrued expenses	35,736	500	500	67,912
Dividends payable	-	636	255	-
Total Liabilities	35,941	571,309	2,125	67,912
NET ASSETS	$1,022,943	$5,000,164	$2,002,306	$11,695,733

NET ASSETS CONSIST OF
Net capital paid in on shares of beneficial interest	$1,027,063	$5,003,192	$2,001,251	$11,603,987
Distributable earnings (accumulated loss)	(4,120)	(3,028)	1,055	91,746
NET ASSETS	$1,022,943	$5,000,164	$2,002,306	$11,695,733

NET ASSET VALUE
Class SMA Shares:
Net assets applicable to shares outstanding	$1,022,943	$5,000,164	$2,002,306	$11,695,733
Shares outstanding	107,003	500,320	200,125	1,149,021
Net asset value and redemption price per share	$9.56	$9.99	$10.01	$10.18

(a)	Cost of foreign currency is $9; $0; $0; $0 respectively.

See notes to financial statements.

Semi-Annual Financial Statements | 299

Statements of Operations

Six Months Ended March 31, 2025 (Unaudited)

	THORNBURG EMERGING MARKETS MANAGED ACCOUNT FUND	THORNBURG HIGH INCOME BOND MANAGED ACCOUNT FUND(a)	THORNBURG INVESTMENT GRADE BOND MANAGED ACCOUNT FUND(a)	THORNBURG MUNICIPAL MANAGED ACCOUNT FUND
INVESTMENT INCOME
Dividend income
Non-affiliated issuers	$9,203	$-	$-	$2,517
Non-controlled affiliated issuers	990	3,422	1,370	-
Dividend taxes withheld	(1,729)	-	-	-
Interest income	-	424	136	252,426
Total Income	8,464	3,846	1,506	254,943

EXPENSES
Transfer agent fees
Class SMA Shares	1,774	10	10	3,691
Registration and filing fees Class SMA Shares	10,392	-	-	14,162
Custodian fees	29,848	25	25	13,277
Audit and tax fees	27,280	375	375	25,920
Legal fees	816	25	25	546
Trustee and officer fees	364	10	10	546
Other expenses	3,398	55	55	3,797
Total Expenses	73,872	500	500	61,939
Less:
Expenses reimbursed	(73,872)	(500)	(500)	(61,939)
Net Expenses	-	-	-	-
Net Investment Income (Loss)	$8,464	$3,846	$1,506	$254,943

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Non-affiliated issuers investments*	3,211	-	-	503
Foreign currency transactions	(683)	-	-	-
Net realized gain (loss)	2,528	-	-	503
Net change in unrealized appreciation (depreciation) on:
Non-affiliated issuers investments**	(81,014)	(3,045)	1,055	(320,299)
Foreign currency translations	35	-	-	-
Change in net unrealized appreciation (depreciation)	(80,979)	(3,045)	1,055	(320,299)
Net Realized and Unrealized Gain (Loss)	(78,451)	(3,045)	1,055	(319,796)
Change in Net Assets Resulting from
Operations	$(69,987)	$801	$2,561	$(64,853)
* Net of foreign capital gain taxes	$1,410	$-	$-	$-
** Net of change in deferred taxes	$3,783	$-	$-	$-

 (a) The Fund commenced operations on March 26, 2025.

See notes to financial statements.

300 | Semi-Annual Financial Statements

Statements of Changes in Net Assets

	THORNBURG EMERGING MARKETS MANAGED ACCOUNT FUND		THORNBURG HIGH INCOME BOND MANAGED ACCOUNT FUND
	SIX MONTHS ENDED MARCH 31, 2025*	PERIOD ENDED SEPTEMBER 30, 2024(a)	PERIOD ENDED MARCH 31, 2025*(b)
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$8,464	$30,453	$3,846
Net realized gain (loss)	2,528	(6,150)	-
Net change in unrealized appreciation (depreciation)	(80,979)	87,839	(3,045)
Net Increase (Decrease) in Net Assets Resulting from Operations	(69,987)	112,142	801

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class SMA Shares	(39,191)	(7,084)	(3,829)

FUND SHARE TRANSACTIONS
Class SMA Shares	39,757	987,306	5,003,192
Net Increase (Decrease) in Net Assets	(69,421)	1,092,364	5,000,164

NET ASSETS
Beginning of Period	1,092,364	-	-
End of Period	$1,022,943	$1,092,364	$5,000,164

* Unaudited.

(a) The Fund commenced operations on October 2, 2023.

(b) The Fund commenced operations on March 26, 2025.

See notes to financial statements.

Semi-Annual Financial Statements | 301

Statements of Changes in Net Assets, Continued

	THORNBURG INVESTMENT GRADE BOND MANAGED ACCOUNT FUND	THORNBURG MUNICIPAL MANAGED ACCOUNT FUND
	PERIOD ENDED MARCH 31, 2025*(a)	SIX MONTHS ENDED MARCH 31, 2025*	YEAR ENDED SEPTEMBER 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$1,506	$254,943	$386,920
Net realized gain (loss)	-	503	(12,353)
Net change in unrealized appreciation
(depreciation)	1,055	(320,299)	599,187
Net Increase (Decrease) in Net Assets Resulting from Operations	2,561	(64,853)	973,754

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class SMA Shares	(1,506)	(254,306)	(387,301)

FUND SHARE TRANSACTIONS
Class SMA Shares	2,001,251	760,385	5,375,309
Net Increase (Decrease) in Net
Assets	2,002,306	441,226	5,961,762

NET ASSETS
Beginning of Period	-	11,254,507	5,292,745
End of Period	$2,002,306	$11,695,733	$11,254,507

* Unaudited.

(a) The Fund commenced operations on March 26, 2025.

See notes to financial statements.

302 | Semi-Annual Financial Statements

Notes to Financial Statements

March 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

Thornburg Emerging Markets Managed Account Fund (“Emerging Markets Managed Account Fund”) and Thornburg Municipal Managed Account Fund (“Municipal Managed Account Fund”) are non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Thornburg High Income Bond Managed Account Fund (“High Income Bond Managed Account Fund”) and Thornburg Investment Grade Bond Managed Account Fund (“Investment Grade Bond Managed Account Fund”) are also non-diversified series of the Trust and commenced operations on March 26, 2025. As of March 31, 2025, the Funds are four of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it.

Emerging Markets Managed Account Fund: The Fund’s investment goal is long-term capital appreciation. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include concentration risk, credit risk, cybersecurity and operational risk, emerging markets risk, equity risk, foreign currency risk, foreign investment risk, liquidity risk, management risk, market and economic risk, non-diversification risk, redemption risk, risks affecting investments in China, risks affecting specific countries and regions, risks affecting specific issuers, and small and mid-cap company risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

High Income Bond Managed Account Fund: The Fund’s primary investment goal is to seek to maximize total return. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include bank loans risk, credit risk, cybersecurity and operational risk,derivatives risk, emerging markets risk, foreign currency risk, foreign government obligations risk, foreign investment risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, market capitalization risk, non-diversification risk, prepayment and extension risk, redemption risk, risks affecting mortgage-backed securities and asset-backed securities, risks affecting specific issuers, structured products risk, and U.S. government obligations risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Investment Grade Bond Managed Account Fund: The Fund’s primary investment goal is to seek total return. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, derivatives risk, emerging markets risk, foreign currency risk, foreign government obligations risk, foreign investment risk, interest rate risk, liquidity risk, management risk, market and economic risk, market capitalization risk, non-diversification risk, prepayment and extension risk, redemption risk, risks affecting mortgage-backed securities and asset-backed securities, risk affecting specific issuers, structured products risk, and U.S. government obligations risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Municipal Managed Account Fund: The Fund’s investment goal is to seek a high level of current income exempt from federal individual income tax. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, non-diversification risk, redemption risk, and tax risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

As of March 31, 2025, the Funds currently offer one class of shares of beneficial interest: Class SMA. This class of shares of the Funds represents all interest in the portfolio of investments. Class SMA shares are sold at net asset value without a sales charge at the time of purchase. All expenses are allocated to the class including transfer agent fees, government registration fees, printing and postage costs, and legal expenses.

Shares of the Funds are available for purchase and redemption exclusively by or on behalf of retail or institutional separately managed account clients where Thornburg Investment Management, Inc., the Funds’ investment advisor (the “Advisor”), has an agreement with the managed account program’s sponsor, or directly with the client, to provide advisory services to the managed account or to the managed account program’s sponsor for its use in managing such account.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each of the Funds in the preparation of its financial statements. Each Fund prepares its financial statements in conformity with United States generally accepted accounting principles (“GAAP”), including investment company accounting and reporting guidance in the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946.

Segment Reporting: Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a

Semi-Annual Financial Statements | 303

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Allocation of Expenses: Expenses common to all Funds are allocated among the Funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods.

Dividends and Distributions to Shareholders: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Ordinary income dividends, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually and more often if deemed necessary by the Advisor. Dividends and distributions are paid and are reinvested in additional shares of the Funds at net asset value per share at the close of business on the ex-dividend date, or at the shareholder’s option, paid in cash.

Foreign Currency Translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against the U.S. dollar on the date of valuation. Purchases and sales of investments and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Funds purchase or sell foreign investments, they will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions. The values of such spot contracts are included in receivable for investments sold and payable for investments purchased on the Statement of Assets and Liabilities.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on investments held.

Such changes are included in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

Reported net realized gains and losses from foreign currency transactions arise due to purchases and sales of foreign currencies, currency gains and losses realized between the trade and settlement dates on investment transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. These amounts are included in foreign currency transactions in the Statement of Operations.

Net change in unrealized appreciation (depreciation) on foreign currency translations arise from changes in the fair value of assets and liabilities, other than investments at period end, resulting from changes in exchange rates.

Guarantees and Indemnifications: Under the Trust’s organizational documents (and under separate agreements with the independent Trustees), its officers and Trustees are provided with an indemnification, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of the performance of their duties to the Funds. In the normal course of business the Trust may also enter into contracts with service providers that contain general indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

Investment Income: Interest income is accrued as earned. Premiums and discounts are amortized and accreted, respectively, to first call dates or maturity dates using the effective yield method of the respective investments. These amounts are included in Investment Income in the Statement of Operations.

Investment Transactions: Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale of investments are recorded on an identified cost basis.

Repurchase Agreements: The Funds may invest excess cash in repurchase agreements whereby the Funds purchase investments, which serve as collateral, with an agreement to resell such collateral to the seller at an agreed upon price at the maturity date of the repurchase agreement. Investments pledged as collateral for repurchase agreements are held in custody until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. During the six months ended March 31, 2025, the Funds did not enter into repurchase agreements.

Security Valuation: All investments in securities held by the Funds are valued as described in Note 3.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the

304 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

financial statements and the reported amounts of increases (decreases) in net assets from operations during the reporting period. Actual results could differ from those estimates.

When-Issued and Delayed Delivery Transactions: The Funds may engage in when-issued or delayed delivery transactions. To the extent the Funds engage in such transactions, they will do so for the purpose of acquiring portfolio investments consistent with the Funds’ investment objectives and not for the purpose of investment leverage or to speculate on interest rate or market changes. At the time the Funds make a commitment to purchase an investment on a when-issued or delayed delivery basis, the Funds will record the transaction and reflect the value in determining its net asset value. Pursuant to current U.S. Securities and Exchange Commission (“SEC”) guidance, a transaction involving a when-issued security will not be deemed to involve a senior security as long as the Funds intend to settle the transaction physically and the transaction settles within 35 days. Investments purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date. The values of these securities held at March 31, 2025 are detailed in the Schedule of Investments.

Organizational and Offering Costs: The Funds incurred certain costs related to their launch and initial operation. Those organizational costs are charged to expense as incurred. Offering costs are amortized to expense daily over the span of one year from commencement of operations. These amounts are included in Prepaid expenses and other assets in the Statement of Assets and Liabilities and Other expenses in the Statement of Operations.

NOTE 3 – SECURITY VALUATION

Valuation of the Funds’ portfolio investment securities is performed by the Advisor, which has been designated by the Trustees of the Trust (the “Trustees”) as the Funds’ “valuation designee,” as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).

In its capacity as the Funds’ valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Funds’ investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Funds would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Funds upon a sale of the investment, and the difference could be material to the Funds’ financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Funds can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not

Semi-Annual Financial Statements | 305

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

Investments in U.S. mutual funds are valued at net asset value (“NAV”) each business day.

Debt obligations held by the Funds which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Funds, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Funds are likely to obtain if they sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.

If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Funds may be traded on days and at times when the Funds are not open for business. Consequently, the value of Funds’ investments may be significantly affected on days when shareholders cannot purchase or sell Funds’ shares.

Valuation Hierarchy: The Funds categorize their investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Funds are typically calculated by pricing service providers approved by the Committee and are generally characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Funds, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Funds are likely to obtain if they sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Committee.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant

306 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and a Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of March 31, 2025:

EMERGING MARKETS MANAGED ACCOUNT FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$980,637	$26,198	$954,439	$—
Short-Term Investments	47,259	47,259	—	—
Total Investments in Securities	$1,027,896	$73,457	$954,439	$—
Total Assets	$1,027,896	$73,457	$954,439	$—

HIGH INCOME BOND MANAGED ACCOUNT FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Asset Backed Securities	$46,325	$—	$46,325	$—
Corporate Bonds	2,131,501	—	2,131,501	—
Short-Term Investments	3,362,639	3,362,639	—	—
Total Investments in Securities	$5,540,465	$3,362,639	$2,177,826	$—
Total Assets	$5,540,465	$3,362,639	$2,177,826	$—

INVESTMENT GRADE BOND MANAGED ACCOUNT FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Asset Backed Securities	$15,049	$—	$15,049	$—
Corporate Bonds	257,057	—	257,057	—
Mortgage Backed	43,786	—	43,786	—
Short-Term Investments	1,683,593	1,683,593	—	—
Total Investments in Securities	$1,999,485	$1,683,593	$315,892	$—
Total Assets	$1,999,485	$1,683,593	$315,892	$—

MUNICIPAL MANAGED ACCOUNT FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Long-Term Municipal Bonds	$11,269,575	$—	$11,269,575	$—
Short-Term Investments
Municipal Bonds	200,000	—	200,000	—
U.S. Treasury Securities	119,803	—	119,803	—
Total Investments in Securities	$11,589,378	$—	$11,589,378	$—
Total Assets	$11,589,378	$—	$11,589,378	$—

NOTE 4 – INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement with the Trust, the Advisor serves as the investment advisor and performs services for the Funds. The Funds do not pay an advisory fee to the Advisor under this agreement.

The Advisor provides certain administrative services to the Funds. No fees are charged for these services.

Semi-Annual Financial Statements | 307

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

Thornburg and Thornburg Securities LLC (“TSL”) have contractually agreed, irrevocably during the existence of the Funds, to waive, pay or reimburse all expenses of the Funds, except for taxes, interest expense, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs.

For the six months ended March 31, 2025, the Advisor contractually reimbursed certain class specific expenses and distribution fees as follows:

CONTRACTUAL:	CLASS SMA	TOTAL
Emerging Markets Managed Account Fund	$73,872	$73,872
High Income Bond Managed Account Fund	500	500
Investment Grade Bond Managed Account Fund	500	500
Municipal Managed Account Fund	61,939	61,939

Certain officers and Trustees of the Trust are also officers or directors of the Advisor and Distributor. The compensation of the independent Trustees is borne by the Trust. The Trust also pays a portion of the Chief Compliance Officer’s compensation. These amounts are reflected as Trustee and officer fees in the Statement of Operations.

The Funds may purchase or sell portfolio securities from or to an affiliated fund provided that all such transactions will comply with Rule 17a-7 under the 1940 Act. For the six months ended March 31, 2025, the Funds had no such transactions with affiliated funds.

Shown below are holdings of voting securities of the portfolio holding which is considered “affiliated” to the Funds under the 1940 Act (“Affiliates”), including companies for which the Funds’ holdings represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Funds invested for cash management purposes during the period:

EMERGING MARKETS MANAGED ACCOUNT FUND	MARKET VALUE 9/30/24	PURCHASES AT COST	SALES PROCEEDS	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPR./(DEPR.)	MARKET VALUE 3/31/25	DIVIDEND INCOME
Thornburg Capital Mgmt. Fund	$31,758	$268,289	$252,788	$-	$-	$47,259	$990

HIGH INCOME BOND MANAGED ACCOUNT FUND
Thornburg Capital Mgmt. Fund	$-	$5,003,422	$1,640,783	$-	$-	$3,362,639	$3,422

INVESTMENT GRADE BOND MANAGED ACCOUNT FUND
Thornburg Capital Mgmt. Fund	$-	$2,001,370	$317,777	$-	$-	$1,683,593	$1,370

NOTE 5 – TAXES

Federal Income Taxes: It is the policy of the Trust to comply with the provisions of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute to shareholders substantially all investment company taxable income including net realized gains on investments (if any), and tax exempt income of the Funds. Therefore, no provision for federal income or excise tax is required.

The Funds file income tax returns in United States federal and applicable state jurisdictions. The statute of limitations on the Funds’ tax return filings generally remains open for the three years following a return’s filing date. The Funds have analyzed each uncertain tax position believed to be material in the preparation of the Funds’ financial statements for the six-month period ended March 31, 2025, including open tax years, to assess whether it is more likely than not that the position would be sustained upon examination, based on the technical merits of the position. The Funds have not identified any such position for which an asset or liability must be reflected in the Statements of Assets and Liabilities.

308 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

At March 31, 2025, information on the tax components of capital was as follows:

	COST	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Emerging Markets Managed Account Fund	$1,021,008	$90,234	$(83,346)	$6,888
High Income Bond Managed Account Fund	5,543,510	1,561	(4,606)	(3,045)
Investment Grade Bond Managed Account Fund	1,998,430	1,064	(9)	1,055
Municipal Managed Account Fund	11,475,688	190,314	(76,624)	113,690

At March 31, 2025, Municipal Managed Account Fund had cumulative tax basis of short-term capital losses of $23,084 from prior fiscal year, which may be carried forward to offset future capital gains. To the extent such carry forwards are used, capital gain distributions may be reduced to the extent provided by regulations. Such capital loss carry forwards do not expire.

Foreign Withholding Taxes: The Funds are subject to foreign tax withholding imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld, in view of various considerations, including recent decisions rendered by the courts in those and other jurisdictions. The Funds would expect to record a receivable for such a reclaim based on a variety of factors, including assessment of a jurisdiction’s legal obligation to pay reclaims, the jurisdiction’s administrative practices and payment history, and industry convention. To date the Funds have recorded no such receivable because there is limited precedent for collecting such prior year reclaims in countries other than Finland, and the likelihood of collection in those other countries remains uncertain.

Deferred Foreign Capital Gain Taxes: The Funds are subject to a tax imposed on net realized gains of securities of certain foreign countries. The Funds record an estimated deferred tax liability for net unrealized gains on these investments as reflected in the accompanying financial statements. Such changes are included in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

NOTE 6 – SHARES OF BENEFICIAL INTEREST

At March 31, 2025, there were an unlimited number of shares of each Fund with no par value of beneficial interest authorized. Transactions in each Fund’s shares of beneficial interest were as follows:

	SIX MONTHS ENDED MARCH 31, 2025		PERIOD ENDED SEPTEMBER 30, 2024†
EMERGING MARKETS MANAGED ACCOUNT FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class SMA Shares
Shares sold	54	$566	150,570	$1,487,666
Shares issued to shareholders in reinvestment of dividends	3,964	39,191	723	7,084
Shares repurchased	-	-	(48,308)	(507,444)
Net increase (decrease)	4,018	$39,757	102,985	$987,306

†	The Fund commenced operations on October 2, 2023.

	PERIOD ENDED MARCH 31, 2025*
HIGH INCOME BOND MANAGED ACCOUNT FUND	SHARES	AMOUNT
Class SMA Shares
Shares sold	500,000	$5,000,000
Shares issued to shareholders in reinvestment of dividends	320	3,192
Net increase (decrease)	500,320	$5,003,192

*	The Fund commenced operations on March 26, 2025.

Semi-Annual Financial Statements | 309

Notes to Financial Statements, Continued

March 31, 2025 (Unaudited)

	PERIOD ENDED MARCH 31, 2025*
INVESTMENT GRADE BOND MANAGED ACCOUNT FUND	SHARES	AMOUNT
Class SMA Shares
Shares sold	200,000	$2,000,000
Shares issued to shareholders in reinvestment of dividends	125	1,251
Net increase (decrease)	200,125	$2,001,251

*	The Fund commenced operations on March 26, 2025.

	SIX MONTHS ENDED MARCH 31, 2025		YEAR ENDED SEPTEMBER 30, 2024
MUNICIPAL MANAGED ACCOUNT FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class SMA Shares
Shares sold	49,563	$506,084	489,757	$4,988,008
Shares issued to shareholders in reinvestment of dividends	24,706	254,306	37,976	387,301
Shares repurchased	(1)	(5)	-	-
Net increase (decrease)	74,268	$760,385	527,733	$5,375,309

NOTE 7 – INVESTMENT TRANSACTIONS

For the six months ended March 31, 2025, the Funds had purchase and sale transactions of investments as listed in the table below (excluding short-term investments).

	PURCHASES	SALES
Emerging Markets Managed Account Fund	$250,077	$303,366
High Income Bond Managed Account Fund	2,145,730	—
Investment Grade Bond Managed Account Fund	304,856	—
Municipal Managed Account Fund	2,360,117	1,712,824

310 | Semi-Annual Financial Statements

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Semi-Annual Financial Statements | 311

Financial Highlights

Emerging Markets Managed Account Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS SMA SHARES

2025(b)	$10.61	0.08	(0.75)	(0.67)	(0.33)	(0.05)	—	(0.38)	$9.56
2024(e)	$10.00	0.23	0.43	0.66	(0.05)	—	—	(0.05)	$10.61

(a)	Not annualized for periods less than one year.

(b)	Unaudited Six-Month Period Ended March 31.

(c)	Annualized.

(d)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

(e)	The Fund commenced operations on October 2, 2023.

+	Based on weighted average shares outstanding.

See notes to financial statements.

312 | Semi-Annual Financial Statements

Financial Highlights, Continued

Emerging Markets Managed Account Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS SMA SHARES

2025(b)	1.62	(c)	—	(c)	14.18	(c)(d)	(6.43)	24.37	$1,023
2024(e)	2.30	(c)	—	(c)	13.87	(c)(d)	6.67	145.98	$1,092

Semi-Annual Financial Statements | 313

Financial Highlights

High Income Bond Managed Account Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS SMA SHARES

2025(b)(c)	$10.00	0.01	(0.01)	—	(0.01)	—	—	(0.01)	$9.99

(a)	Not annualized for periods less than one year.

(b)	The Fund commenced operations on March 26, 2025.

(c)	Unaudited Six-Month Period Ended March 31.

(d)	Annualized.

+	Based on weighted average shares outstanding.

See notes to financial statements.

314 | Semi-Annual Financial Statements

Financial Highlights, Continued

High Income Bond Managed Account Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS SMA SHARES

2025(b)(c)	5.62	(d)	—	(d)	0.73	(d)	(0.02)	—	$5,000

Semi-Annual Financial Statements | 315

Financial Highlights

Investment Grade Bond Managed Account Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS SMA SHARES

2025(b)(c)	$10.00	0.01	0.01	0.02	(0.01)	—	—	(0.01)	$10.01

(a)	Not annualized for periods less than one year.

(b)	The Fund commenced operations on March 26, 2025.

(c)	Unaudited Six-Month Period Ended March 31.

(d)	Annualized.

+	Based on weighted average shares outstanding.

See notes to financial statements.

316 | Semi-Annual Financial Statements

Financial Highlights, Continued

Investment Grade Bond Managed Account Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS SMA SHARES

2025(b)(c)	5.50	(d)	—	(d)	1.82	(d)	0.18	—	$2,002

Semi-Annual Financial Statements | 317

Financial Highlights

Municipal Managed Account Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS SMA SHARES

2025(b)	$10.47	0.23	(0.29)	(0.06)	(0.23)	—	—	(0.23)	$10.18
2024	$9.68	0.45	0.79	1.24	(0.45)	—	—	(0.45)	$10.47
2023	$10.00	0.15	(0.32)	(0.17)	(0.15)	—	—	(0.15)	$9.68

(a)	Not annualized for periods less than one year.

(b)	Unaudited Six-Month Period Ended March 31.

(c)	Annualized.

+	Based on weighted average shares outstanding.

See notes to financial statements.

318 | Semi-Annual Financial Statements

Financial Highlights, Continued

Municipal Managed Account Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS SMA SHARES

2025(b)	4.49	(c)	—	(c)	1.09	(c)	(0.58)	15.57	$11,696
2024	4.39		—		1.87		13.02	21.60	$11,255
2023	4.00		—		3.65	(c)	(1.74)	39.98	$5,293

Semi-Annual Financial Statements | 319

Schedule of Investments

Thornburg Capital Management Fund | March 31, 2025 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE

COMMERCIAL PAPER — 97.3%
[a]	AbbVie, Inc., 4.721% due 4/22/2025	$43,000,000	$42,883,613
	Alliant Energy Corp.,
[a]	4.668% due 4/1/2025	44,500,000	44,500,000
[a]	4.614% due 4/2/2025	45,000,000	44,994,312
	American Electric Power Co., Inc.,
[a]	4.73% due 4/21/2025	3,105,000	3,096,979
[a]	4.726% due 4/22/2025	14,562,000	14,522,586
[a]	4.672% due 5/1/2025	16,000,000	15,938,800
[a]	4.64% due 5/12/2025	12,325,000	12,261,133
[a]	4.748% due 5/14/2025	250,000	248,611
	American Honda Finance Corp., 4.709% due 5/21/2025	41,000,000	40,737,486
[a]	American Transmission Co. LLC, 4.506% due 4/23/2025	15,000,000	14,959,392
	Amphenol Corp.,
[a]	4.495% due 4/1/2025	1,500,000	1,500,000
[a]	4.58% due 4/14/2025	13,000,000	12,978,875
[a]	Aon Corp., 4.619% due 4/10/2025	800,000	799,090
	Arizona Public Service Co.,
	4.668% due 4/4/2025	3,455,000	3,453,676
	4.688% due 4/4/2025	25,000,000	24,990,375
	4.678% due 4/7/2025	16,000,000	15,987,707
[a]	AutoZone, Inc., 4.669% due 4/2/2025	19,000,000	18,997,572
[a]	Avangrid, Inc., 4.547% due 4/24/2025	28,000,000	27,920,037
	Avery Dennison Corp.,
[a]	4.563% due 4/1/2025	5,000,000	5,000,000
[a]	4.625% due 4/8/2025	31,000,000	30,972,574
[a]	4.617% due 4/24/2025	9,000,000	8,973,952
	Baltimore Gas & Electric Co.,
	4.565% due 4/2/2025	1,980,000	1,979,753
	4.668% due 4/4/2025	100,000	99,962
	Bell Telephone Co. of Canada or Bell Canada,
[a,b]	4.565% due 4/2/2025	1,000,000	999,875
[a,b]	4.669% due 4/2/2025	550,000	549,930
[a,b]	4.623% due 4/15/2025	41,000,000	40,927,612
[a,b]	Canadian National Railway Co., 4.509% due 4/7/2025	3,240,000	3,237,602
	Canadian Pacific Railway Co.,
[a,b]	4.626% due 4/1/2025	8,000,000	8,000,000
[a,b]	4.606% due 4/3/2025	2,700,000	2,699,321
[a]	Cencora, Inc., 4.668% due 4/7/2025	46,000,000	45,964,733
	CenterPoint Energy Resources Corp.,
[a]	4.59% due 4/2/2025	10,000,000	9,998,747
[a]	4.573% due 4/1/2025	13,000,000	13,000,000
[a]	4.642% due 4/8/2025	21,000,000	20,981,339
[a]	CenterPoint Energy, Inc., 4.702% due 4/2/2025	250,000	249,968
[a]	Commonwealth Edison Co., 4.723% due 4/2/2025	1,100,000	1,099,858
	Enbridge U.S., Inc.,
[a]	4.613% due 4/1/2025	9,000,000	9,000,000
[a]	4.616% due 4/4/2025	2,800,000	2,798,938
[a]	4.582% due 4/7/2025	250,000	249,813
[a]	4.621% due 4/14/2025	10,429,000	10,411,865
[a]	4.637% due 4/21/2025	5,000,000	4,987,361
[a]	4.726% due 4/25/2025	1,000,000	996,907
[a]	4.738% due 4/25/2025	3,000,000	2,990,700
[a]	4.686% due 4/30/2025	1,000,000	996,294
[a]	4.687% due 5/2/2025	2,000,000	1,992,078
[a]	Enterprise Products Operating LLC, 4.604% due 4/1/2025	45,000,000	45,000,000
	Equifax, Inc.,
[a]	4.638% due 4/8/2025	3,000,000	2,997,346
[a]	4.623% due 4/17/2025	36,000,000	35,927,360
[a]	Evergy Kansas Central, Inc., 4.593% due 4/1/2025	12,000,000	12,000,000
	Evergy, Inc., 4.752% due 4/15/2025	33,000,000	32,940,068

320 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Capital Management Fund | March 31, 2025 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE

	Eversource Energy,
[a]	4.638% due 4/8/2025	$6,400,000	$6,394,313
[a]	4.83% due 4/16/2025	1,000,000	998,021
[a]	4.838% due 4/21/2025	2,000,000	1,994,722
[a]	4.877% due 5/5/2025	2,000,000	1,990,971
[a]	4.891% due 5/7/2025	250,000	248,800
[a]	4.902% due 5/12/2025	1,000,000	994,533
	Fiserv, Inc.,
[a]	4.714% due 4/2/2025	3,000,000	2,999,613
[a]	4.605% due 4/3/2025	7,000,000	6,998,238
[a]	4.628% due 4/7/2025	20,000,000	19,984,833
[a]	4.682% due 4/7/2025	1,000,000	999,232
[a]	4.628% due 4/8/2025	11,500,000	11,489,826
	Genuine Parts Co.,
[a]	4.611% due 4/3/2025	2,000,000	1,999,497
[a]	4.617% due 4/3/2025	315,000	314,920
[a]	4.613% due 4/7/2025	2,000,000	1,998,490
[a]	4.568% due 4/9/2025	512,000	511,488
[a]	4.651% due 4/9/2025	250,000	249,746
[a]	4.779% due 4/9/2025	3,000,000	2,996,867
[a]	4.647% due 4/22/2025	2,000,000	1,994,680
[a]	4.659% due 4/23/2025	910,000	907,453
[a]	4.702% due 4/23/2025	12,000,000	11,966,120
[a]	4.705% due 5/5/2025	11,000,000	10,952,003
[a]	4.588% due 5/12/2025	13,000,000	12,933,375
	HP, Inc.,
[a]	4.627% due 4/7/2025	1,000,000	999,240
[a]	4.666% due 4/7/2025	40,000,000	39,969,400
[a]	4.727% due 4/7/2025	4,000,000	3,996,900
	Intel Corp.,
[a]	4.564% due 4/2/2025	500,000	499,938
[a]	4.576% due 4/3/2025	38,000,000	37,990,500
[a]	4.623% due 4/3/2025	1,000,000	999,747
[a]	ITC Holdings Corp., 4.566% due 4/3/2025	10,200,000	10,197,450
[a]	J.M. Smucker Co., 4.664% due 4/1/2025	45,000,000	45,000,000
	Kentucky Utilities Co.,
[a]	4.733% due 4/16/2025	35,000,000	34,932,187
[a]	4.782% due 5/16/2025	9,000,000	8,947,350
	Keurig Dr. Pepper, Inc.,
[a]	4.645% due 4/23/2025	376,000	374,955
[a]	4.699% due 4/23/2025	950,000	947,329
[a]	4.681% due 4/22/2025	18,810,000	18,759,526
	Kinder Morgan, Inc.,
[a]	4.662% due 4/3/2025	36,000,000	35,990,840
[a]	4.723% due 4/17/2025	8,000,000	7,983,502
	Louisville Gas & Electric Co.,
[a]	4.691% due 4/2/2025	5,000,000	4,999,358
[a]	4.693% due 4/7/2025	7,535,000	7,529,198
[a]	4.733% due 4/17/2025	25,000,000	24,948,333
[a]	Marsh & McLennan Cos., Inc., 4.682% due 4/16/2025	39,000,000	38,925,250
[a]	McCormick & Co., Inc., 4.516% due 4/4/2025	7,700,000	7,697,145
	Mitsubishi HC Finance America LLC,
	4.597% due 4/7/2025	15,000,000	14,988,725
	4.617% due 4/7/2025	7,000,000	6,994,715
	4.635% due 4/21/2025	5,000,000	4,987,389
	4.61% due 4/8/2025	6,000,000	5,994,715
	4.601% due 4/14/2025	3,000,000	2,995,103
	4.616% due 4/14/2025	3,000,000	2,995,092
	Mohawk Industries, Inc.,
[a]	4.587% due 4/4/2025	3,000,000	2,998,870
[a]	4.614% due 4/16/2025	21,000,000	20,960,275

See notes to financial statements.	Semi-Annual Financial Statements | 321

Schedule of Investments, Continued

Thornburg Capital Management Fund | March 31, 2025 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE

	Mondelez International, Inc.,
[a]	4.666% due 4/15/2025	$1,200,000	$1,197,858
[a]	4.703% due 4/21/2025	375,000	374,038
[a]	4.64% due 4/28/2025	30,000,000	29,897,400
[a]	NextEra Energy Capital Holdings, Inc., 4.693% due 4/7/2025	1,750,000	1,748,653
	NSTAR Electric Co., 4.445% due 4/7/2025	6,215,000	6,210,463
	Oglethorpe Power Corp.,
[a]	4.726% due 4/8/2025	11,000,000	10,990,054
[a]	4.636% due 4/21/2025	31,069,000	30,990,464
	ONE Gas, Inc.,
[a]	4.699% due 4/2/2025	18,000,000	17,997,685
[a]	4.733% due 4/2/2025	14,100,000	14,098,175
[a]	4.706% due 4/15/2025	13,000,000	12,976,593
	Penske Truck Leasing Co. LP,
	4.727% due 4/8/2025	5,000,000	4,995,479
	4.625% due 4/28/2025	11,000,000	10,962,627
	4.638% due 5/7/2025	1,000,000	995,450
	Philip Morris International, Inc.,
[a]	4.482% due 4/17/2025	2,748,000	2,742,614
[a]	4.453% due 5/7/2025	8,277,000	8,240,830
[a]	4.457% due 5/12/2025	6,123,000	6,092,526
[a]	PPL Capital Funding, Inc., 4.735% due 4/21/2025	29,000,000	28,925,083
[a]	Public Service Co. of Colorado, 4.64% due 4/4/2025	2,392,000	2,391,091
	Ryder System, Inc., 4.706% due 4/10/2025	5,472,000	5,465,666
[a]	San Diego Gas & Electric Co., 4.743% due 4/3/2025	5,268,000	5,266,633
[a]	Sempra, 4.659% due 4/3/2025	45,000,000	44,988,525
	Sherwin-Williams Co.,
[a]	4.548% due 4/2/2025	7,000,000	6,999,131
[a]	4.681% due 4/21/2025	500,000	498,722
[a]	4.633% due 4/28/2025	250,000	249,147
[a]	4.691% due 5/5/2025	11,377,000	11,327,573
[a]	4.663% due 5/13/2025	14,946,000	14,866,313
	Southern Co. Gas Capital Corp.,
[a]	4.631% due 4/10/2025	30,000,000	29,965,875
[a]	4.612% due 4/15/2025	8,000,000	7,985,907
	Spire, Inc.,
[a]	4.605% due 4/1/2025	21,000,000	21,000,000
[a]	4.668% due 4/1/2025	2,000,000	2,000,000
[a]	4.725% due 4/4/2025	4,000,000	3,998,450
[a]	4.707% due 4/8/2025	3,000,000	2,997,299
[a]	4.726% due 4/11/2025	500,000	499,354
[a]	4.731% due 4/17/2025	6,900,000	6,885,740
[a]	4.701% due 4/21/2025	6,000,000	5,984,600
[a,b]	TotalEnergies Capital SA, 4.418% due 4/14/2025	25,000,000	24,960,729
	Tyco Electronics Group SA,
[a,b]	4.672% due 5/5/2025	40,000,000	39,826,978
[a,b]	4.689% due 5/6/2025	2,000,000	1,991,056
[a,b]	4.723% due 5/8/2025	2,000,000	1,990,483
[a,b]	4.671% due 5/9/2025	1,000,000	995,166
	Union Electric Co.,
	4.614% due 4/1/2025	1,000,000	1,000,000
	4.634% due 4/1/2025	10,000,000	10,000,000
	4.654% due 4/1/2025	35,000,000	35,000,000
	Western Union Co.,
[a]	4.593% due 4/1/2025	30,000,000	30,000,000
[a]	4.664% due 4/1/2025	2,500,000	2,500,000
[a]	4.563% due 4/2/2025	47,000,000	46,994,125
	Williams Cos., Inc., 4.70% due 4/10/2025	20,000,000	19,976,850

322 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Capital Management Fund | March 31, 2025 (Unaudited)

ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

Wisconsin Gas LLC, 4.658% due 4/1/2025	$15,000,000	$15,000,000
Wisconsin Power & Light Co., 4.583% due 4/2/2025	40,000,000	39,994,978
TOTAL COMMERCIAL PAPER (Cost $1,828,351,356)		1,828,351,356

TOTAL INVESTMENTS — 97.3% (Cost $1,828,351,356)		$1,828,351,356

OTHER ASSETS LESS LIABILITIES — 2.7%		50,059,882

NET ASSETS — 100.0%		$1,878,411,238

Footnote Legend

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $1,519,605,077, representing 80.90% of the Fund’s net assets.

b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

See notes to financial statements.	Semi-Annual Financial Statements | 323

Statement of Assets and Liabilities

Thornburg Capital Management Fund | March 31, 2025 (Unaudited)

ASSETS

Investment in securities, at cost	$1,828,351,356
Investments at value	1,828,351,356
Cash	192,273,338
Principal and interest receivable	739,589
Prepaid expenses and other assets	5,993

Total Assets	2,021,370,276

LIABILITIES
Payable for investments purchased	142,935,419
Accounts payable and accrued expenses	23,619

Total Liabilities	142,959,038

NET ASSETS	$1,878,411,238

NET ASSETS CONSIST OF
Net capital paid in on shares of beneficial interest	$1,878,403,640
Distributable earnings	7,598

NET ASSETS	$1,878,411,238

NET ASSET VALUE
Class I Shares:
Net assets applicable to shares outstanding	$1,878,411,238
Shares outstanding	187,842,734
Net asset value and redemption price per share	$10.00

See notes to financial statements.

324 | Semi-Annual Financial Statements

Statement of Operations

Thornburg Capital Management Fund | Six Months Ended March 31, 2025 (Unaudited)

INVESTMENT INCOME

Interest income	$42,029,910
Dividend income	209,015

Total Income	42,238,925

EXPENSES
Transfer agent fees	2,608
Custodian fees	43,395
Audit and tax fees	15,915
Legal fees	6,714
Prepaid insurance expense	5,911
Other expenses	5,382

Total Expenses	79,925

Net Investment Income (Loss)	$42,159,000

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)	7,919

Net Realized and Unrealized Gain (Loss)	7,919

Change in Net Assets Resulting from Operations	$42,166,919

See notes to financial statements.

Semi-Annual Financial Statements | 325

Statement of Changes in Net Assets

Thornburg Capital Management Fund

	SIX MONTHS ENDED MARCH 31, 2025*	YEAR ENDED SEPTEMBER 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income	$42,159,000	$90,667,750
Net realized gain (loss)	7,919	80,563

Net Increase (Decrease) in Net Assets Resulting from Operations	42,166,919	90,748,313

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class I Shares	(42,235,283)	(90,710,663)

FUND SHARE TRANSACTIONS
Class I Shares	(215,567,463)	363,622,675

Net Increase (Decrease) in Net Assets	(215,635,827)	363,660,325

NET ASSETS
Beginning of Period	2,094,047,065	1,730,386,740
End of Period	$1,878,411,238	$2,094,047,065

* Unaudited.

See notes to financial statements.

326 | Semi-Annual Financial Statements

Notes to Financial Statements

Thornburg Capital Management Fund | March 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

Thornburg Capital Management Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2025, the Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it. The Fund’s investment goal is to seek current income consistent with liquidity management and safety of capital. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, foreign government obligations risk, foreign investment risk, interest rate risk, liquidity risk, management risk, market and economic risk, prepayment and extension risk, and U.S. government obligations risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

As of March 31, 2025, the Fund currently offers one class of shares of beneficial interest: Institutional Class (“Class I”). This class of shares of the Fund represents all interest in the portfolio of investments. Class I shares are sold at net asset value without a sales charge at the time of purchase and may be subject to a service fee. All expenses are allocated to the class including transfer agent fees, government registration fees, printing and postage costs, and legal expenses.

Shares of the Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Investments in the Fund may only be made by investment companies, or other persons that are “accredited investors” within the meaning of Regulation D under the 1933 Act. Thornburg Investment Management, Inc. (the “Advisor”), acting as the agent for the other series of the Trust, will effect all purchases and sales of shares of the Fund on behalf of any series of the Trust.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund prepares its financial statements in conformity with United States generally accepted accounting principles (“GAAP”), including investment company accounting and reporting guidance in the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946.

Segment Reporting: The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Allocation of Expenses: Expenses common to all Funds are allocated among the Funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods.

Dividends and Distributions to Shareholders: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Ordinary income dividends, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually and more often if deemed necessary by the Advisor. Dividends and distributions are paid and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the ex-dividend date, or at the shareholder’s option, paid in cash.

Guarantees and Indemnifications: Under the Trust’s organizational documents (and under separate agreements with the independent Trustees), its officers and Trustees are provided with an indemnification, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of the performance of their duties to the Fund. In the normal course of business the Trust may also enter into contracts with service providers that contain general indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

Investment Income: Interest income is accrued as earned. Premiums and discounts are amortized and accreted, respectively, to first call dates or maturity dates using the effective yield method of the respective investments. These amounts are included in Investment Income in the Statement of Operations.

Semi-Annual Financial Statements | 327

Notes to Financial Statements, Continued

Thornburg Capital Management Fund | March 31, 2025 (Unaudited)

Investment Transactions: Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale of investments are recorded on an identified cost basis.

Repurchase Agreements: The Fund may invest excess cash in repurchase agreements whereby the Fund purchases investments, which serve as collateral, with an agreement to resell such collateral to the seller at an agreed upon price at the maturity date of the repurchase agreement. Investments pledged as collateral for repurchase agreements are held in custody until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. During the six months ended March 31, 2025, the Fund did not enter into repurchase agreements.

Security Valuation: All investments in securities held by the Fund are valued as described in Note 3.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases (decreases) in net assets from operations during the reporting period. Actual results could differ from those estimates.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio investments consistent with the Fund’s investment objectives and not for the purpose of investment leverage or to speculate on interest rate or market changes. At the time the Fund makes a commitment to purchase an investment on a when-issued or delayed delivery basis, the Fund will record the transaction and reflect the value in determining its net asset value. Pursuant to current U.S. Securities and Exchange Commission (“SEC”) guidance, a transaction involving a when-issued security will not be deemed to involve a senior security as long as the Fund intends to settle the transaction physically and the transaction settles within 35 days. Investments purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date. The values of these securities held at March 31, 2025 are detailed in the Schedule of Investments.

NOTE 3 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed by the Advisor, which has been designated by the Trustees of the Trust (the “Trustees”) as the Fund’s “valuation designee,” as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).

In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities held with a maturity of less than 60 days from trade date and other short-term investments are valued using the amortized cost method unless the Committee determines such method does not represent fair value. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in

328 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

Thornburg Capital Management Fund | March 31, 2025 (Unaudited)

periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.

If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of the Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Committee and are generally characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of March 31, 2025:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Commercial Paper	$1,828,351,356	$—	$1,828,351,356	$—
Total Investments in Securities	$1,828,351,356	$—	$1,828,351,356	$—
Total Assets	$1,828,351,356	$—	$1,828,351,356	$—

Semi-Annual Financial Statements | 329

Notes to Financial Statements, Continued

Thornburg Capital Management Fund | March 31, 2025 (Unaudited)

NOTE 4 – INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement with the Trust, the Advisor serves as the investment advisor and performs services for the Fund. The Fund does not pay an advisory fee to the Advisor under this agreement.

The Advisor provides certain administrative services to the Fund. No fees are charged for these services.

The Fund may purchase or sell portfolio securities from or to an affiliated fund provided that all such transactions will comply with Rule 17a-7 under the 1940 Act. For the six months ended March 31, 2025, the Fund had no such transactions with affiliated funds.

NOTE 5 – TAXES

Federal Income Taxes: It is the policy of the Trust to comply with the provisions of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute to shareholders substantially all investment company taxable income including net realized gains on investments (if any), and tax exempt income of the Fund. Therefore, no provision for federal income or excise tax is required.

The Fund files income tax returns in United States federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three years following a return’s filing date. The Fund has analyzed each uncertain tax position believed to be material in the preparation of the Fund’s financial statements for the six-month period ended March 31, 2025, including open tax years, to assess whether it is more likely than not that the position would be sustained upon examination, based on the technical merits of the position. The Fund has not identified any such position for which an asset or liability must be reflected in the Statement of Assets and Liabilities.

At March 31, 2025, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$1,828,351,356
Net unrealized appreciation (depreciation) on investments (tax basis)	$—

There is no unrealized appreciation (depreciation) in the Fund at March 31, 2025 due to all securities with less than 60 days to maturity being valued by the amortized cost method.

NOTE 6 – SHARES OF BENEFICIAL INTEREST

At March 31, 2025, there were an unlimited number of shares of the Fund with no par value of beneficial interest authorized. Transactions in the Fund’s shares of beneficial interest were as follows:

	SIX MONTHS ENDED MARCH 31, 2025		YEAR ENDED SEPTEMBER 30, 2024
THORNBURG CAPITAL MANAGEMENT FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class I Shares
Shares sold	454,383,563	$4,543,835,629	1,016,559,527	$10,165,595,270
Shares issued to shareholders in reinvestment of dividends	4,223,528	42,235,283	9,071,066	90,710,658
Shares repurchased	(480,163,837)	(4,801,638,375)	(989,268,325)	(9,892,683,253)
Net increase (decrease)	(21,556,746)	$(215,567,463)	36,362,268	$363,622,675

NOTE 7 – INVESTMENT TRANSACTIONS

For the six months ended March 31, 2025, the Fund had no purchase and sale transactions of investments other than short-term investments.

330 | Semi-Annual Financial Statements

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Semi-Annual Financial Statements | 331

Financial Highlights

Thornburg Capital Management Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS		TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS I(b)

2025(c)	$10.00	0.24	—	(d)	0.24	(0.24)	—	(0.24)	$10.00
2024	$10.00	0.56	—	(d)	0.56	(0.56)	—	(0.56)	$10.00
2023	$10.00	0.49	—	(d)	0.49	(0.49)	—	(0.49)	$10.00
2022	$10.00	0.10	—	(d)	0.10	(0.10)	—	(0.10)	$10.00
2021	$10.00	0.01	—	(d)	0.01	(0.01)	—	(0.01)	$10.00
2020	$10.00	0.10	0.01		0.11	(0.11)	—	(0.11)	$10.00

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
(c)	Unaudited Six-Month Period Ended March 31.
(d)	Net realized and unrealized gain (loss) on investments was less than $0.01 per share.
(e)	Annualized.
(f)	Portfolio turnover rate equals zero due to no long term investment transactions in the period.

+	Based on weighted average shares outstanding.

See notes to financial statements.

332 | Semi-Annual Financial Statements

Financial Highlights, Continued

Thornburg Capital Management Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)		NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS I(b)
2025(c)	4.74	(e)	0.01	(e)	0.01	(e)	2.39	—	(f)	$1,878,411
2024	5.55		0.01		0.01		5.70	—	(f)	$2,094,047
2023	4.88		0.01		0.01		4.99	—	(f)	$1,730,387
2022	0.96		0.01		0.01		0.96	—	(f)	$1,528,903
2021	0.12		0.01		0.01		0.12	—	(f)	$2,060,113
2020	1.00		0.01		0.01		1.08	—	(f)	$1,661,288

Semi-Annual Financial Statements | 333

Other Information

March 31, 2025 (Unaudited)

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

No changes and/or disagreements occurred in the current reporting period.

PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the period covered by this report, there were no matters submitted to the Funds’ shareholders through the solicitation of proxies or otherwise.

REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Remuneration is reflected in the Trustee and officer fees in the Statement of Operations.

STATEMENT RESPECTING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Investment Grade Bond Managed Account Fund and High Income Bond Managed Account Fund

Thornburg Investment Management, Inc. (the “Advisor”) provides investment management services to the Investment Grade Bond Managed Account Fund and the High Income Bond Managed Account Fund (together, the “Funds”) pursuant to an investment Agreement (the “Agreement”). The Board of Trustees (the “Trustees”) determined to approve the Agreement for each of the Funds on March 5, 2025.

The information below summarizes certain factors considered by the Trustees in connection with the determination to approve the Agreement for the Funds. In determining to approve the Agreement for the Funds, the Trustees considered a wide range of information and did not identify any single factor as controlling, and this summary does not describe all of the factors and other matters considered by the Trustees in making their determination.

Nature, Extent, and Quality of Services. The Trustees considered in their evaluation of the Agreement for the Funds written and oral reports provided to the Trustees and their standing committees throughout the year on a wide variety of topics by personnel from the Advisor’s portfolio management, fund administration, trading, operations, marketing, distribution, and compliance staffs. The Trustees also considered in this evaluation the presentations and explanations made by representatives of the Advisor in a meeting session scheduled for consideration of the approval of the Agreement. The Trustees further noted in their evaluation the consideration they had given to a number of topics in previous years, reports from their standing committees, and advice received from counsel. In considering this information, the Trustees observed that, while the Funds had not yet commenced investment operations, the nature, extent, and quality of the services the Advisor would provide to the Funds pursuant to the Agreement were expected to be similar to the services that the Advisor provides to certain other series of the Trust. The Trustees noted also in this regard the background and experience of the portfolio managers who would be primarily responsible for the day-to-day management of the Funds and the other members of the Advisor’s investment team who would support those portfolio managers, as well as the sufficiency of the resources the Advisor expects to devote to the services it will provide to the Funds.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services to be provided to the Funds by the Advisor pursuant to the Agreement.

Investment Performance. While the Funds did not have any investment performance at the time the Trustees approved the Agreement, the Trustees did consider the Advisor’s success in achieving positive investment performance in most periods for the Trust’s other fixed income Funds. The Trustees also considered the Funds’ investment strategies and processes and concluded that the prospects for the Funds’ competitive future performance were acceptable.

Comparisons of Fee and Expense Levels. The Trustees did not consider fee levels because the Advisor does not charge fees to the Funds. Expense levels were also not considered because the Advisor has agreed to waive nearly all operating expenses for the Funds.

Costs and Profitability of Advisor. The Trustees did not consider the profitability of the Advisor in reviewing the Agreement, because the Advisor does not charge fees to the Funds under the Agreement.

Potential Economies of Scale. The Trustees did not consider any economies of scale potentially available to the Funds in reviewing the Agreement, because the Advisor does not receive a fee from the Funds under the Agreement.

Potential Ancillary Benefits. The Trustees did not identify any collateral benefits to the Advisor because of its relationship to the Funds.

334 | Semi-Annual Financial Statements

Other Information, Continued

March 31, 2025 (Unaudited)

Summary of Conclusions. After considering the factors identified above, and in light of the other information received by the Trustees respecting the Funds, the Trustees determined to approve the Agreement for the Funds.

Semi-Annual Financial Statements | 335

To receive shareholder reports, prospectuses, and proxy statements electronically, go to www.thornburg.com/edelivery.	TH6387

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Filed as part of item 7 of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Filed as part of item 7 of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Filed as part of item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Filed as part of item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

The authority to consider candidates recommended by the shareholders in accordance with the Trust’s Procedures for Shareholder Communications is committed to the Governance and Nominating Committee.

Item 16. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Trust’s disclosure controls and procedures provide reasonable assurance that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There was no change in the Trust’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Not applicable

(a)(2)	Not applicable

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 70.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 70.30a-2(b)) attached hereto as Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Thornburg Investment Trust, in respect of the following Thornburg Funds: Global Opportunities Fund, International Equity Fund, Better World International Fund, International Growth Fund, Developing World Fund, Small/Mid Cap Core Fund, Small/Mid Cap Growth Fund, Investment Income Builder Fund, Summit Fund, Ultra Short Income Fund, Limited Term U.S. Government Fund, Limited Term Income Fund, Core Plus Bond Fund, Strategic Income Fund, Short Duration Municipal Fund, Limited Term Municipal Fund, Intermediate Municipal Fund, Strategic Municipal Income Fund, California Limited Term Municipal Fund, New Mexico Intermediate Municipal Fund, New York Intermediate Municipal Fund, Emerging Markets Managed Account Fund, High Income Bond Managed Account Fund, Investment Grade Bond Managed Account Fund, Municipal Managed Account Fund, and Capital Management Fund.

By:	/s/ Nimish Bhatt

Nimish Bhatt

President and principal executive officer

Date:	June 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nimish Bhatt

Nimish Bhatt

President and principal executive officer

Date:	June 4, 2025

By:	/s/ Curtis Holloway

Curtis Holloway

Treasurer and principal financial officer

Date:	June 4, 2025